UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03290

Name of Fund:  BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$10Footnote Reference(a)	0.19%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$679,444,690
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
45.4%
Fixed-Income Funds...
28.4
Short-Term Securities...
26.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class I Shares | BVDAX

Semi-Annual Shareholder Report — June 30, 2025

BVDAX-06/25-SAR

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation ETF V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$23Footnote Reference(a)	0.44%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Net Assets...
$679,444,690
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Investment Type	Percent of Affiliated Investment Companies
Equity Funds...
45.4%
Fixed-Income Funds...
28.4
Short-Term Securities...
26.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock 60/40 Target Allocation ETF V.I. Fund

Class III Shares | BDAVX

Semi-Annual Shareholder Report — June 30, 2025

BDAVX-06/25-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$195,299,279
Number of Portfolio Holdings...
190
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.7%
Financials...
13.9
Consumer Discretionary...
12.0
Health Care...
10.6
Communication Services...
9.7
Industrials...
8.2
Consumer Staples...
4.8
Energy...
2.6
Real Estate...
2.0
Materials...
1.3
Utilities...
1.3
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(1.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class I Shares | LGCCI

Semi-Annual Shareholder Report — June 30, 2025

LGCCI-06/25-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$42	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$195,299,279
Number of Portfolio Holdings...
190
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.7%
Financials...
13.9
Consumer Discretionary...
12.0
Health Care...
10.6
Communication Services...
9.7
Industrials...
8.2
Consumer Staples...
4.8
Energy...
2.6
Real Estate...
2.0
Materials...
1.3
Utilities...
1.3
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(1.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class II Shares | LGCII

Semi-Annual Shareholder Report — June 30, 2025

LGCII-06/25-SAR

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$195,299,279
Number of Portfolio Holdings...
190
Portfolio Turnover Rate...
55%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
32.7%
Financials...
13.9
Consumer Discretionary...
12.0
Health Care...
10.6
Communication Services...
9.7
Industrials...
8.2
Consumer Staples...
4.8
Energy...
2.6
Real Estate...
2.0
Materials...
1.3
Utilities...
1.3
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(1.1)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Core V.I. Fund

Class III Shares | LCIII

Semi-Annual Shareholder Report — June 30, 2025

LCIII-06/25-SAR

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$31	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$100,132,038
Number of Portfolio Holdings...
224
Portfolio Turnover Rate...
68%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.0%
Industrials...
13.5
Health Care...
12.9
Information Technology...
11.4
Consumer Discretionary...
8.7
Communication Services...
7.7
Consumer Staples...
6.8
Energy...
5.3
Utilities...
4.1
Real Estate...
3.9
Materials...
2.9
Short-Term Securities...
3.5
Liabilities in Excess of Other Assets...
(2.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class I Shares | LCATT

Semi-Annual Shareholder Report — June 30, 2025

LCATT-06/25-SAR

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$100,132,038
Number of Portfolio Holdings...
224
Portfolio Turnover Rate...
68%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.0%
Industrials...
13.5
Health Care...
12.9
Information Technology...
11.4
Consumer Discretionary...
8.7
Communication Services...
7.7
Consumer Staples...
6.8
Energy...
5.3
Utilities...
4.1
Real Estate...
3.9
Materials...
2.9
Short-Term Securities...
3.5
Liabilities in Excess of Other Assets...
(2.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage Large Cap Value V.I. Fund

Class III Shares | LVIII

Semi-Annual Shareholder Report — June 30, 2025

LVIII-06/25-SAR

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$146,075,618
Number of Portfolio Holdings...
513
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
18.4%
Financials...
17.3
Consumer Discretionary...
13.1
Information Technology...
12.6
Health Care...
12.4
Real Estate...
7.0
Materials...
5.5
Consumer Staples...
3.7
Energy...
3.6
Communication Services...
3.1
Utilities...
2.4
Short-Term Securities...
12.5
Liabilities in Excess of Other Assets...
(11.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class I Shares | SMCPI

Semi-Annual Shareholder Report — June 30, 2025

SMCPI-06/25-SAR

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$40	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$146,075,618
Number of Portfolio Holdings...
513
Portfolio Turnover Rate...
56%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Industrials...
18.4%
Financials...
17.3
Consumer Discretionary...
13.1
Information Technology...
12.6
Health Care...
12.4
Real Estate...
7.0
Materials...
5.5
Consumer Staples...
3.7
Energy...
3.6
Communication Services...
3.1
Utilities...
2.4
Short-Term Securities...
12.5
Liabilities in Excess of Other Assets...
(11.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Advantage SMID Cap V.I. Fund

Class III Shares | SCIII

Semi-Annual Shareholder Report — June 30, 2025

SCIII-06/25-SAR

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$38	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$303,609,372
Number of Portfolio Holdings...
71
Portfolio Turnover Rate...
33%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.0%
Health Care...
15.2
Information Technology...
12.6
Industrials...
11.6
Consumer Discretionary...
9.8
Communication Services...
8.6
Energy...
5.8
Consumer Staples...
5.8
Utilities...
4.3
Materials...
4.3
Short-Term Securities...
6.6
Liabilities in Excess of Other Assets...
(5.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class I Shares | BAVLI

Semi-Annual Shareholder Report — June 30, 2025

BAVLI-06/25-SAR

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Basic Value V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$53	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$303,609,372
Number of Portfolio Holdings...
71
Portfolio Turnover Rate...
33%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
21.0%
Health Care...
15.2
Information Technology...
12.6
Industrials...
11.6
Consumer Discretionary...
9.8
Communication Services...
8.6
Energy...
5.8
Consumer Staples...
5.8
Utilities...
4.3
Materials...
4.3
Short-Term Securities...
6.6
Liabilities in Excess of Other Assets...
(5.6)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Basic Value V.I. Fund

Class III Shares | BVIII

Semi-Annual Shareholder Report — June 30, 2025

BVIII-06/25-SAR

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$82,923,852
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
20%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Communication Services...
17.1
Consumer Discretionary...
14.7
Financials...
8.2
Health Care...
7.3
Industrials...
5.2
Materials...
0.7
Real Estate...
0.2
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(2.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class I Shares | FDGRI

Semi-Annual Shareholder Report — June 30, 2025

FDGRI-06/25-SAR

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Capital Appreciation V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$82,923,852
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
20%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Communication Services...
17.1
Consumer Discretionary...
14.7
Financials...
8.2
Health Care...
7.3
Industrials...
5.2
Materials...
0.7
Real Estate...
0.2
Short-Term Securities...
2.0
Liabilities in Excess of Other Assets...
(2.4)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Capital Appreciation V.I. Fund

Class III Shares | FGIII

Semi-Annual Shareholder Report — June 30, 2025

FGIII-06/25-SAR

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$35	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$307,109,008
Number of Portfolio Holdings...
101
Portfolio Turnover Rate...
28%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.1%
Health Care...
14.9
Industrials...
12.1
Information Technology...
11.7
Communication Services...
7.3
Consumer Staples...
6.0
Consumer Discretionary...
5.2
Energy...
5.1
Utilities...
4.7
Materials...
4.4
Real Estate...
2.7
Short-Term Securities...
9.5
Liabilities in Excess of Other Assets...
(5.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class I Shares | UTTLI

Semi-Annual Shareholder Report — June 30, 2025

UTTLI-06/25-SAR

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Equity Dividend V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$48	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$307,109,008
Number of Portfolio Holdings...
101
Portfolio Turnover Rate...
28%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
22.1%
Health Care...
14.9
Industrials...
12.1
Information Technology...
11.7
Communication Services...
7.3
Consumer Staples...
6.0
Consumer Discretionary...
5.2
Energy...
5.1
Utilities...
4.7
Materials...
4.4
Real Estate...
2.7
Short-Term Securities...
9.5
Liabilities in Excess of Other Assets...
(5.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Equity Dividend V.I. Fund

Class III Shares | UTIII

Semi-Annual Shareholder Report — June 30, 2025

UTIII-06/25-SAR

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$39	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$4,256,185,211
Number of Portfolio Holdings...
2,675
Portfolio Turnover Rate...
63%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.8%	-%	63.8%
United Kingdom...
	6.5	-	6.5
France...
	3.2	-	3.2
Netherlands...
	2.7	-	2.7
China...
	2.3	-	2.3
Italy...
	2.1	-	2.1
Germany...
	2.0	-	2.0
Canada...
	2.0	-	2.0
Japan...
	2.0	-	2.0
Ireland...
	1.7	-	1.7
OtherFootnote Reference(b)...
	11.7	-	11.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class I Shares | GLALI

Semi-Annual Shareholder Report — June 30, 2025

GLALI-06/25-SAR

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$47	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$4,256,185,211
Number of Portfolio Holdings...
2,675
Portfolio Turnover Rate...
63%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.8%	-%	63.8%
United Kingdom...
	6.5	-	6.5
France...
	3.2	-	3.2
Netherlands...
	2.7	-	2.7
China...
	2.3	-	2.3
Italy...
	2.1	-	2.1
Germany...
	2.0	-	2.0
Canada...
	2.0	-	2.0
Japan...
	2.0	-	2.0
Ireland...
	1.7	-	1.7
OtherFootnote Reference(b)...
	11.7	-	11.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class II Shares | GLAII

Semi-Annual Shareholder Report — June 30, 2025

GLAII-06/25-SAR

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Global Allocation V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$52	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$4,256,185,211
Number of Portfolio Holdings...
2,675
Portfolio Turnover Rate...
63%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	63.8%	-%	63.8%
United Kingdom...
	6.5	-	6.5
France...
	3.2	-	3.2
Netherlands...
	2.7	-	2.7
China...
	2.3	-	2.3
Italy...
	2.1	-	2.1
Germany...
	2.0	-	2.0
Canada...
	2.0	-	2.0
Japan...
	2.0	-	2.0
Ireland...
	1.7	-	1.7
OtherFootnote Reference(b)...
	11.7	-	11.7
Total...
	100.0%	-%	100.0%
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Allocation V.I. Fund

Class III Shares | GAIII

Semi-Annual Shareholder Report — June 30, 2025

GAIII-06/25-SAR

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Government Money Market V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$204,793,359
Number of Portfolio Holdings...
97
Current seven-day yields as of June 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.09%
   7-Day Yield...
4.09%

What did the Fund invest in?

(as of June 30, 2025)

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
45.7%
Repurchase Agreements...
40.0
U.S. Government Sponsored Agency Obligations...
17.1
Liabilities in Excess of Other Assets...
(2.8)

Past performance is not an indication of future results. Visit blackrock.com for more recent yield information.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

BlackRock Government Money Market V.I. Fund

Class I Shares | DMMKI

Semi-Annual Shareholder Report — June 30, 2025

DMMKI-06/25-SAR

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$15	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$240,874,144
Number of Portfolio Holdings...
702
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
21.5%
United Kingdom...
11.7
Germany...
10.3
France...
9.4
United States...
9.4
Australia...
6.8
Switzerland...
5.1
Netherlands...
4.2
Spain...
3.2
Italy...
3.1
OtherFootnote Reference(a)...
14.4
Short-Term Securities...
1.2
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class I Shares | BIIVX

Semi-Annual Shareholder Report — June 30, 2025

BIIVX-06/25-SAR

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock International Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$29	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$240,874,144
Number of Portfolio Holdings...
702
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
21.5%
United Kingdom...
11.7
Germany...
10.3
France...
9.4
United States...
9.4
Australia...
6.8
Switzerland...
5.1
Netherlands...
4.2
Spain...
3.2
Italy...
3.1
OtherFootnote Reference(a)...
14.4
Short-Term Securities...
1.2
Liabilities in Excess of Other Assets...
(0.3)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International Index V.I. Fund

Class III Shares | BIIYX

Semi-Annual Shareholder Report — June 30, 2025

BIIYX-06/25-SAR

BlackRock International V.I. Fund

Class I Shares | IVVVI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock International V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$45	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$74,256,137
Number of Portfolio Holdings...
40
Portfolio Turnover Rate...
80%

What did the Fund invest in?

(as of June 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
15.5%
Germany...
11.1
Netherlands...
10.1
United Kingdom...
9.4
Japan...
8.4
Taiwan...
6.9
Canada...
5.3
Spain...
5.2
France...
5.1
Sweden...
4.3
OtherFootnote Reference(a)...
18.5
Short-Term Securities...
0.3
Liabilities in Excess of Other Assets...
(0.1)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock International V.I. Fund

Class I Shares | IVVVI

Semi-Annual Shareholder Report — June 30, 2025

IVVVI-06/25-SAR

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$40	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$270,597,864
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
17%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Communication Services...
16.4
Consumer Discretionary...
15.0
Financials...
8.2
Health Care...
7.3
Industrials...
5.4
Materials...
0.7
Real Estate...
0.2
Short-Term Securities...
1.6
Liabilities in Excess of Other Assets...
(1.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class I Shares | LGGGI

Semi-Annual Shareholder Report — June 30, 2025

LGGGI-06/25-SAR

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$53	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$270,597,864
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
17%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
47.0%
Communication Services...
16.4
Consumer Discretionary...
15.0
Financials...
8.2
Health Care...
7.3
Industrials...
5.4
Materials...
0.7
Real Estate...
0.2
Short-Term Securities...
1.6
Liabilities in Excess of Other Assets...
(1.8)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Large Cap Focus Growth V.I. Fund

Class III Shares | LGIII

Semi-Annual Shareholder Report — June 30, 2025

LGIII-06/25-SAR

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$151,740,383
Number of Portfolio Holdings...
798
Portfolio Turnover Rate...
112%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.3%
Financials...
13.6
Consumer Discretionary...
8.1
Health Care...
7.3
Industrials...
5.3
Communication Services...
5.2
Consumer Staples...
3.9
Energy...
2.6
Real Estate...
2.4
Utilities...
1.9
Materials...
0.2
Short-Term Securities...
14.9
Other Assets Less Liabilities...
15.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class I Shares | AMBLI

Semi-Annual Shareholder Report — June 30, 2025

AMBLI-06/25-SAR

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Managed Volatility V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$151,740,383
Number of Portfolio Holdings...
798
Portfolio Turnover Rate...
112%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
19.3%
Financials...
13.6
Consumer Discretionary...
8.1
Health Care...
7.3
Industrials...
5.3
Communication Services...
5.2
Consumer Staples...
3.9
Energy...
2.6
Real Estate...
2.4
Utilities...
1.9
Materials...
0.2
Short-Term Securities...
14.9
Other Assets Less Liabilities...
15.3
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Volatility V.I. Fund

Class III Shares | ABIII

Semi-Annual Shareholder Report — June 30, 2025

ABIII-06/25-SAR

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,926,910,386
Number of Portfolio Holdings...
507
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.0%
Financials...
14.0
Consumer Discretionary...
10.3
Communication Services...
9.8
Health Care...
9.3
Industrials...
8.5
Consumer Staples...
5.5
Energy...
3.0
Utilities...
2.3
Real Estate...
2.0
Materials...
1.9
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class I Shares | IDXVI

Semi-Annual Shareholder Report — June 30, 2025

IDXVI-06/25-SAR

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II Shares	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,926,910,386
Number of Portfolio Holdings...
507
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.0%
Financials...
14.0
Consumer Discretionary...
10.3
Communication Services...
9.8
Health Care...
9.3
Industrials...
8.5
Consumer Staples...
5.5
Energy...
3.0
Utilities...
2.3
Real Estate...
2.0
Materials...
1.9
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class II Shares | IXVII

Semi-Annual Shareholder Report — June 30, 2025

IXVII-06/25-SAR

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock S&P 500 Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$2,926,910,386
Number of Portfolio Holdings...
507
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Information Technology...
33.0%
Financials...
14.0
Consumer Discretionary...
10.3
Communication Services...
9.8
Health Care...
9.3
Industrials...
8.5
Consumer Staples...
5.5
Energy...
3.0
Utilities...
2.3
Real Estate...
2.0
Materials...
1.9
Short-Term Securities...
1.1
Liabilities in Excess of Other Assets...
(0.7)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock S&P 500 Index V.I. Fund

Class III Shares | IVIII

Semi-Annual Shareholder Report — June 30, 2025

IVIII-06/25-SAR

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$323,157,074
Number of Portfolio Holdings...
2,106
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
19.2%
Industrials...
17.1
Health Care...
15.8
Information Technology...
14.6
Consumer Discretionary...
10.0
Real Estate...
6.0
Energy...
4.9
Materials...
3.8
Utilities...
3.2
Communication Services...
2.7
Consumer Staples...
2.3
Short-Term Securities...
14.3
Liabilities in Excess of Other Assets...
(13.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class I Shares | BSIVX

Semi-Annual Shareholder Report — June 30, 2025

BSIVX-06/25-SAR

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about BlackRock Small Cap Index V.I. Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III Shares	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Net Assets...
$323,157,074
Number of Portfolio Holdings...
2,106
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of June 30, 2025)

Sector allocation

SectorFootnote Reference(a)	Percent of Net Assets
Financials...
19.2%
Industrials...
17.1
Health Care...
15.8
Information Technology...
14.6
Consumer Discretionary...
10.0
Real Estate...
6.0
Energy...
4.9
Materials...
3.8
Utilities...
3.2
Communication Services...
2.7
Consumer Staples...
2.3
Short-Term Securities...
14.3
Liabilities in Excess of Other Assets...
(13.9)
Footnote	Description
Footnote(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Small Cap Index V.I. Fund

Class III Shares | BSIYX

Semi-Annual Shareholder Report — June 30, 2025

BSIYX-06/25-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 61.5%
iShares Core MSCI Emerging Markets ETF
(b)
. 566,699 $ 34,018,941
iShares Core S&P 500 ETF ............. 100,901 62,649,431
iShares MSCI EAFE Growth ETF
(b)
........ 193,291 21,648,592
iShares MSCI EAFE Value ETF
(b)
......... 793,693 50,383,632
iShares MSCI USA Momentum Factor ETF
(b)
. 134,439 32,308,380
iShares MSCI USA Quality Factor ETF ..... 454,973 83,178,164
iShares S&P 100 ETF
(b)
............... 65,671 19,986,969
iShares S&P 500 Growth ETF
(b)
.......... 452,062 49,772,026
iShares S&P 500 Value ETF
(b)
........... 202,639 39,599,713
iShares U.S. Technology ETF
(b)
.......... 139,044 24,092,154
417,638,002
Fixed-Income Funds — 38.5%
(b)
iShares 10-20 Year Treasury Bond ETF ..... 262,644 26,684,630
iShares Core International Aggregate Bond ETF 382,299 19,531,657
iShares Core Total USD Bond Market ETF ... 3,712,015 171,606,453
iShares J.P. Morgan USD Emerging Markets
Bond ETF ....................... 107,604 9,966,283
iShares MBS ETF ................... 355,829 33,408,785
261,197,808
Total Long-Term Investments — 100.0%
(Cost: $ 624,037,081 ) ................................ 678,835,810
Security Shares Value
Short-Term Securities
Money Market Funds — 35 .4%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(d)
................... 239,645,604 $ 239,741,462
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 1,115,612 1,115,612
Total Short-Term Securities — 35 .4%
(Cost: $ 240,857,074 ) .............................. 240,857,074
Total Investments — 135 .4%
(Cost: $ 864,894,155 ) .............................. 919,692,884
Liabilities in Excess of Other Assets — (35.4) % ............ (240,248,194)
Net Assets — 100.0% ............................... $ 679,444,690
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,259,653 $ — $ (16,491,263)
(a)
$ (47,466) $ 20,538 $ 239,741,462 239,645,604 $ 332,855
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,126,765 — (11,153)
(a)
— — 1,115,612 1,115,612 29,548 —
iShares 10-20 Year Treasury
Bond ETF ............ — 27,134,335 (299,997) (7,845) (141,863) 26,684,630 262,644 269,749 —
iShares 20+ Year Treasury
Bond ETF
(c)
.......... 13,986,598 412,755 (15,056,285) (1,116,944) 1,773,876 — — 50,685 —
iShares Core International
Aggregate Bond ETF .... — 19,435,715 (98,778) 483 194,237 19,531,657 382,299 — —
iShares Core MSCI Emerging
Markets ETF .......... 9,169,362 22,459,048 (327,014) 28,390 2,689,155 34,018,941 566,699 396,086 —
iShares Core S&P 500 ETF .. 97,185,770 6,529,996 (44,777,274) 11,564,199 (7,853,260) 62,649,431 100,901 451,697 —
iShares Core Total USD Bond
Market ETF .......... 161,188,895 19,246,629 (12,509,671) (488,674) 4,169,274 171,606,453 3,712,015 2,983,221 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 6,464,482 3,341,407 (148,074) 5,909 302,559 9,966,283 107,604 198,887 —
iShares MBS ETF ........ 35,769,044 2,906,737 (6,145,910) 323,286 555,628 33,408,785 355,829 585,920 —
iShares MSCI EAFE Growth
ETF ................ 34,405,345 2,063,636 (19,002,036) 1,949,510 2,232,137 21,648,592 193,291 204,944 —
iShares MSCI EAFE Value ETF 34,530,874 16,873,425 (7,786,508) 2,032,989 4,732,852 50,383,632 793,693 1,055,529 —
iShares MSCI Emerging
Markets ex China ETF
(c)
.. 16,152,474 1,004,647 (18,306,045) 1,037,440 111,484 — — — —
iShares MSCI USA Momentum
Factor ETF ........... 26,183,243 2,164,193 (466,255) 54,263 4,372,936 32,308,380 134,439 131,747 —
iShares MSCI USA Quality
Factor ETF ........... 66,016,749 16,430,699 (1,300,522) 405,564 1,625,674 83,178,164 454,973 345,323 —
iShares S&P 100 ETF ...... — 19,164,152 (211,418) (6,769) 1,041,004 19,986,969 65,671 66,517 —
iShares S&P 500 Growth ETF 50,312,278 3,533,209 (8,094,097) 1,485,441 2,535,195 49,772,026 452,062 107,635 —
iShares S&P 500 Value ETF . 26,636,350 12,887,852 (598,250) 32,669 641,092 39,599,713 202,639 305,866 —
iShares U.S. Infrastructure
ETF
(c)
.............. 6,225,264 143,478 (6,341,614) 1,101,061 (1,128,189) — — — —
iShares U.S. Technology ETF 15,948,491 6,490,025 (293,374) 147,521 1,799,491 24,092,154 139,044 19,645 —
$ 18,501,027 $ 19,673,820 $ 919,692,884 $ 7,535,854 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 678,835,810 $ — $ — $ 678,835,810
Short-Term Securities
Money Market Funds ...................................... 240,857,074 — — 240,857,074
$ 919,692,884 $ — $ — $ 919,692,884

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
ASSETS
Investments, at value — affiliated
(a) (b)
......................................................................................... $ 919,692,884
Cash ............................................................................................................. 308,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 62,347
Capital shares sold ................................................................................................... 142,673
Dividends — affiliated ................................................................................................. 4,758
Prepaid e xpenses ..................................................................................................... 21,995
Total a ssets .........................................................................................................
920,232,657
LIABILITIES
Collateral on securities loaned ............................................................................................. 239,849,006
Payables: –
Investments purchased ................................................................................................ 308,001
Capital shares redeemed ............................................................................................... 73,258
Distribution fees ..................................................................................................... 30,528
Interest expense .................................................................................................... 499
Investment advisory fees .............................................................................................. 81,635
Printing and postage fees .............................................................................................. 61,319
Professional fees .................................................................................................... 17,508
Transfer agent fees .................................................................................................. 351,327
Other accrued expenses ............................................................................................... 14,886
Total li abilities ........................................................................................................
240,787,967
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 679,444,690
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 598,264,830
Accumulated earnings .................................................................................................. 81,179,860
NET ASSETS ........................................................................................................
$ 679,444,690
(a)
  Investments, at cost — affiliated ................................................................................... $ 864,894,155
(b)
  Securities loaned, at value — affiliated ............................................................................... $ 235,690,510

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock 60/40
Target Allocation
ETF V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 519,601,158
Shares outstanding ...................................................................................................
35,520,460
Net asset value .....................................................................................................
$ 14.63
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 159,843,532
Shares outstanding ...................................................................................................
11,035,125
Net asset value .....................................................................................................
$ 14.48
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
60/40 Target
Allocation ETF
V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 7,202,999
Interest — unaffiliated ................................................................................................. 5,274
Securities lending income — affiliated — net ................................................................................. 332,855
Total investment income .................................................................................................
7,541,128
EXPENSES
Transfer agent — class specific .......................................................................................... 647,347
Investment advisory .................................................................................................. 467,679
Distribution — class specific ............................................................................................ 179,797
Professional ....................................................................................................... 56,169
Printing and postage ................................................................................................. 31,684
Accounting services .................................................................................................. 30,630
Directors and Officer ................................................................................................. 5,800
Custodian ......................................................................................................... 5,502
Transfer agent ...................................................................................................... 2,481
Miscellaneous ...................................................................................................... 2,831
Total expenses excluding interest expense .....................................................................................
1,429,920
Interest expense .................................................................................................... 980
Total expenses .......................................................................................................
1,430,900
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (11,826)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (645,827)
Total expenses after fees waived and/or reimbursed ..............................................................................
773,247
Net investment income ..................................................................................................
6,767,881
REALIZED AND UNREALIZED GAIN (LOSS) $ 38,174,847
Net realized gain from investments - affiliated ................................................................................. 18,501,027
Net change in unrealized appreciation on investments - affiliated .................................................................... 19,673,820
Net realized and unrealized gain ...........................................................................................
38,174,847
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 44,942,728

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock 60/40 Target Allocation ETF
V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................... $ 6,767,881  $ 12,590,166
Net realized gain ................................................................................... 18,501,027  41,855,246
Net change in unrealized appreciation (depreciation) ........................................................... 19,673,820  1,278,744
Net increase in net assets resulting from operations .............................................................. 44,942,728  55,724,156
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ......................................................................................... —  (36,418,297)
Class III ........................................................................................ —  (10,152,880)
Decrease in net assets resulting from distributions to shareholders .................................................... —  (46,571,177)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................... 32,845,808  122,739,463
NET ASSETS
Total increase in net assets .............................................................................. 77,788,536  131,892,442
Beginning of period ................................................................................... 601,656,154  469,763,712
End of period .......................................................................................
$ 679,444,690  $ 601,656,154
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 13.65  $ 13.25  $ 11.69  $ 14.03  $ 13.72  $ 12.17
Net investment income
(a)
....................
0 .15  0 .34  0 .31  0 .29  0 .31  0 .22
Net realized and unrealized gain (loss) ...........
0 .83  1 .21  1 .52  ( 2 .37 ) 1 .33  1 .57
Net increase (decrease) from investment operations ... 0.98  1.55  1.83  (2.08) 1.64  1.79
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .33 ) ( 0 .27 ) ( 0 .26 ) ( 0 .28 ) ( 0 .21 )
From net realized gain ...................... —  ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 ) ( 0 .03 )
Return of capital .......................... —  —  ( 0 .00 )
(c)
—  —  —
Total distributions ........................... —  (1.15) (0.27) (0.26) (1.33) (0.24)
Net asset value, end of period ................. $ 14.63  $ 13.65  $ 13.25  $ 11.69  $ 14.03  $ 13.72
Total Return
(d)
Based on net asset value ..................... 7.18%
(e)
11.64% 15.62% (14.82)% 11.99% 14.67%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.40%
(g)
0.40% 0.39% 0.41% 0.46% 0.53%
Total expenses after fees waived and/or reimbursed ...
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ......................
2.22%
(g)
2.39% 2.48% 2.32% 2.10% 1.78%
Supplemental Data
Net assets, end of period (000) ................. $ 519,601  $ 469,136  $ 389,689  $ 322,847  $ 338,569  $ 243,296
Portfolio turnover rate ........................ 22% 50% 62% 57% 62% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 13.53  $ 13.15  $ 11.61  $ 13.94  $ 13.65  $ 12.12
Net investment income
(a)
....................
0 .14  0 .32  0 .28  0 .26  0 .30  0 .19
Net realized and unrealized gain (loss) ...........
0 .81  1 .18  1 .50  ( 2 .36 ) 1 .30  1 .55
Net increase (decrease) from investment operations ... 0.95  1.50  1.78  (2.10) 1.60  1.74
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .30 ) ( 0 .24 ) ( 0 .23 ) ( 0 .26 ) ( 0 .18 )
From net realized gain ...................... —  ( 0 .82 ) —  ( 0 .00 )
(c)
( 1 .05 ) ( 0 .03 )
Return of capital .......................... —  —  ( 0 .00 )
(c)
—  —  —
Total distributions ........................... —  (1.12) (0.24) (0.23) (1.31) (0.21)
Net asset value, end of period ................. $ 14.48  $ 13.53  $ 13.15  $ 11.61  $ 13.94  $ 13.65
Total Return
(d)
Based on net asset value ..................... 7.02%
(e)
11.36% 15.32% (15.04)% 11.70% 14.35%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.66%
(g)
0.66% 0.65% 0.63% 0.71% 0.77%
Total expenses after fees waived and/or reimbursed ...
0.44%
(g)
0.44% 0.44% 0.44% 0.44% 0.44%
Net investment income ......................
2.00%
(g)
2.22% 2.29% 2.14% 2.05% 1.56%
Supplemental Data
Net assets, end of period (000) ................. $ 159,844  $ 132,520  $ 80,075  $ 54,112  $ 44,504  $ 20,623
Portfolio turnover rate ........................ 22% 50% 62% 57% 62% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock 60/40 Target
Allocation ETF V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $179,797.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 522 .
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 4,572,000 $ (4,572,000) $ — $ —
BMO Capital Markets Corp. .......................... 10,304,000 (10,304,000) — —
BofA Securities, Inc. ............................... 19,035,315 (19,035,315) — —
Goldman Sachs & Co. LLC .......................... 191,088,095 (191,088,095) — —
J.P. Morgan Securities LLC .......................... 291,200 (291,200) — —
Jefferies LLC .................................... 5,500,778 (5,500,778) — —
SG Americas Securities LLC ......................... 275,250 (275,250) — —
UBS Securities LLC ............................... 4,623,872 (4,623,872) — —
$ 235,690,510 $ (235,690,510) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.150%
$1 billion - $3 billion ..................................................................................................... 0.140
$3 billion - $5 billion ..................................................................................................... 0.135
Greater than $5 billion ................................................................................................... 0.130
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 493,246 $ 154,101 $ 647,347

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days' notice by a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/
or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $11,304, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, Transfer agent fees reimbursed by the Manager — class specific reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $72,131 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Class I Class III
Expense Limitations .................................................................................. 0 .19% 0 .44%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 492,084
Class III ...................................................................................................... 153,743
$ 645,827

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $182,221,935 and $141,763,119, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless
Purchases ............................................................................................................... $ 5,315,052
Sales ................................................................................................................... 173,836
Net Realized Gain .......................................................................................................... 27,466
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock 60/40 Target Allocation ETF V.I. Fund ............................ $ 866,679,309 $ 57,130,463 $ (4,116,888) $ 53,013,575

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock 60/40 Target Allocation ETF V.I. Fund
Class I
Shares sold .............................................
2,529,065 $ 34,827,266 4,917,555 $ 70,636,129
Shares issued in reinvestment of distributions ........................
— — 2,648,604 36,418,297
Shares redeemed .........................................
(1,387,256) (19,023,748) (2,607,440) (36,912,527)
1,141,809 $ 15,803,518 4,958,719 $ 70,141,899
Class III
Shares sold .............................................
2,241,529 $ 30,800,751 3,566,207 $ 51,002,687
Shares issued in reinvestment of distributions ........................
— — 744,892 10,152,880
Shares redeemed .........................................
(1,001,566) (13,758,461) (605,987) (8,558,003)
1,239,963 $ 17,042,290 3,705,112 $ 52,597,564
2,381,772 $ 32,845,808 8,663,831 $ 122,739,463

Glossary of Terms Used in these Financial Statements
17
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
Currency Abbreviation
USD United States Dollar

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
GE Aerospace ....................... 419 $ 107,846
General Dynamics Corp. ................ 558 162,746
HEICO Corp. ....................... 96 31,488
HEICO Corp. , Class A .................. 2,150 556,313
Lockheed Martin Corp. ................. 3,182 1,473,711
RTX Corp. ......................... 4,835 706,007
3,038,111
Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc. ... 1,702 194,454
FedEx Corp. ........................ 5,578 1,267,935
United Parcel Service, Inc. , Class B ........ 6,092 614,926
2,077,315
Automobile Components — 0.5%
BorgWarner, Inc. ..................... 28,943 969,012
Automobiles — 1.2%
General Motors Co. ................... 1,619 79,671
Tesla, Inc.
(a)
......................... 6,928 2,200,748
2,280,419
Banks — 3.5%
Bank of America Corp. ................. 59,749 2,827,323
Citigroup, Inc. ....................... 6,450 549,024
Huntington Bancshares, Inc. ............. 35,155 589,198
JPMorgan Chase & Co. ................ 8,860 2,568,602
PNC Financial Services Group, Inc. (The) .... 1,684 313,931
6,848,078
Beverages — 0.5%
Keurig Dr Pepper, Inc. ................. 32,640 1,079,078
Biotechnology — 3.0%
AbbVie, Inc. ........................ 8,469 1,572,016
BioMarin Pharmaceutical, Inc.
(a)
........... 7,147 392,871
Exelixis, Inc.
(a)
....................... 884 38,962
Gilead Sciences, Inc. .................. 8,291 919,223
Incyte Corp.
(a)
....................... 3,276 223,096
Ionis Pharmaceuticals, Inc.
(a)
............. 1,877 74,160
Moderna, Inc.
(a)
...................... 1,467 40,474
Natera, Inc.
(a)
....................... 2,817 475,904
Regeneron Pharmaceuticals, Inc. .......... 3,299 1,731,975
Sarepta Therapeutics, Inc.
(a)
............. 4,266 72,949
United Therapeutics Corp.
(a)
.............. 800 229,880
5,771,510
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 40,399 8,863,137
Building Products — 0.1%
Armstrong World Industries, Inc. ........... 566 91,941
Johnson Controls International plc ......... 1,053 111,218
203,159
Capital Markets — 6.6%
Blackstone, Inc. , Class A ................ 9,720 1,453,918
Charles Schwab Corp. (The) ............. 28,984 2,644,500
CME Group, Inc. , Class A ............... 3,816 1,051,766
Interactive Brokers Group, Inc. , Class A ...... 1,452 80,455
Intercontinental Exchange, Inc. ........... 8,317 1,525,920
Invesco Ltd. ........................ 4,096 64,594
Moody's Corp. ....................... 4,001 2,006,861
Morgan Stanley ...................... 19,835 2,793,958
Nasdaq, Inc. ........................ 859 76,812
S&P Global, Inc. ..................... 1,808 953,340
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc. , Class A
(b)
.................... 7,503 $ 151,561
12,803,685
Chemicals — 0.4%
DuPont de Nemours, Inc. ............... 8,923 612,028
Scotts Miracle-Gro Co. (The) ............. 1,531 100,985
713,013
Commercial Services & Supplies — 0.8%
Cintas Corp. ........................ 4,098 913,321
Waste Connections, Inc. ................ 3,729 696,279
1,609,600
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 3,106 317,775
Cisco Systems, Inc. ................... 3,835 266,072
Juniper Networks, Inc. ................. 1,118 44,642
Motorola Solutions, Inc. ................ 2,557 1,075,116
1,703,605
Construction & Engineering — 0.9%
Comfort Systems USA, Inc. .............. 1,484 795,736
MasTec, Inc.
(a)
....................... 5,598 954,067
1,749,803
Consumer Finance — 0.6%
American Express Co. ................. 3,669 1,170,338
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp. ................ 2,183 2,161,039
Sprouts Farmers Market, Inc.
(a)
............ 592 97,467
Walmart, Inc. ........................ 36,448 3,563,885
5,822,391
Containers & Packaging — 0.6%
Packaging Corp. of America ............. 6,028 1,135,977
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc. ............ 13,879 600,544
Electric Utilities — 1.1%
Entergy Corp. ....................... 24,370 2,025,635
PG&E Corp. ........................ 13,678 190,671
2,216,306
Electrical Equipment — 0.6%
AMETEK, Inc. ....................... 5,881 1,064,226
NEXTracker, Inc. , Class A
(a)
.............. 1,021 55,512
1,119,738
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp. , Class A ............... 11,985 1,183,519
Corning, Inc. ........................ 3,199 168,235
Flex Ltd.
(a)
.......................... 23,519 1,174,068
Keysight Technologies, Inc.
(a)
............. 352 57,679
2,583,501
Energy Equipment & Services — 0.1%
TechnipFMC plc ...................... 6,314 217,454
Entertainment — 1.4%
Netflix, Inc.
(a)
........................ 1,084 1,451,617
ROBLOX Corp. , Class A
(a)
............... 636 66,907
Take-Two Interactive Software, Inc.
(a)
........ 954 231,679
Walt Disney Co. (The) ................. 7,572 939,004
2,689,207
Financial Services — 1.5%
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,639 1,281,947
Fiserv, Inc.
(a)
........................ 1,381 238,098

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Mastercard, Inc. , Class A ................ 1,282 $ 720,407
Remitly Global, Inc.
(a)
.................. 13,550 254,334
Visa, Inc. , Class A .................... 1,495 530,800
3,025,586
Ground Transportation — 0.7%
Uber Technologies, Inc.
(a)
............... 10,692 997,564
Union Pacific Corp. ................... 1,803 414,834
1,412,398
Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.
(a)
................ 12,381 1,329,843
Edwards Lifesciences Corp.
(a)
............ 3,831 299,623
Medtronic plc ....................... 25,412 2,215,164
3,844,630
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. ................... 13,420 2,254,560
Cencora, Inc. ....................... 71 21,289
Centene Corp.
(a)
..................... 5,434 294,958
Encompass Health Corp. ............... 560 68,673
McKesson Corp. ..................... 386 282,853
UnitedHealth Group, Inc. ................ 3,983 1,242,576
4,164,909
Health Care REITs — 0.2%
Ventas, Inc. ........................ 6,137 387,552
Health Care Technology — 0.0%
Veeva Systems, Inc. , Class A
(a)
........... 363 104,537
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc. ................. 268 1,551,516
Darden Restaurants, Inc. ............... 4,169 908,717
Dutch Bros, Inc. , Class A
(a)
.............. 1,166 79,719
McDonald's Corp. .................... 603 176,179
Yum! Brands, Inc. .................... 4,258 630,951
3,347,082
Household Durables — 0.6%
DR Horton, Inc. ...................... 755 97,335
Garmin Ltd. ......................... 2,859 596,730
NVR, Inc.
(a)
......................... 19 140,328
Taylor Morrison Home Corp.
(a)
............ 2,888 177,381
Toll Brothers, Inc. ..................... 796 90,847
1,102,621
Household Products — 0.3%
Colgate-Palmolive Co. ................. 322 29,270
Procter & Gamble Co. (The) ............. 3,924 625,171
654,441
Industrial Conglomerates — 0.3%
Honeywell International, Inc. ............. 2,472 575,679
Insurance — 1.7%
Allstate Corp. (The) ................... 2,656 534,679
Progressive Corp. (The) ................ 2,528 674,622
Travelers Cos., Inc. (The) ............... 7,778 2,080,926
Unum Group ........................ 623 50,314
3,340,541
Interactive Media & Services — 7.1%
Alphabet, Inc. , Class A ................. 28,348 4,995,768
Alphabet, Inc. , Class C ................. 16,028 2,843,207
Meta Platforms, Inc. , Class A ............. 8,139 6,007,314
Pinterest, Inc. , Class A
(a)
................ 1,514 54,292
13,900,581
Security
Shares
Shares Value
IT Services — 0.2%
GoDaddy, Inc. , Class A
(a)
................ 849 $ 152,871
VeriSign, Inc. ....................... 737 212,846
365,717
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. ............. 526 213,272
Machinery — 2.0%
Crane Co. .......................... 116 22,027
Cummins, Inc. ....................... 1,316 430,990
Flowserve Corp. ..................... 18,270 956,435
Parker-Hannifin Corp. .................. 2,785 1,945,239
Pentair plc ......................... 5,764 591,732
3,946,423
Media — 0.9%
Comcast Corp. , Class A ................ 24,158 862,199
Fox Corp. , Class A .................... 12,075 676,683
Fox Corp. , Class B .................... 474 24,473
New York Times Co. (The) , Class A ......... 4,555 254,989
1,818,344
Metals & Mining — 0.4%
Alcoa Corp. ......................... 1,481 43,704
Newmont Corp. ...................... 7,613 443,533
Nucor Corp. ........................ 1,612 208,819
696,056
Multi-Utilities — 0.1%
Consolidated Edison, Inc. ............... 2,986 299,645
Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp.
(a)
............... 7,804 314,345
Cheniere Energy, Inc. .................. 4,000 974,080
Devon Energy Corp. ................... 50,325 1,600,838
EQT Corp. ......................... 510 29,743
Exxon Mobil Corp. .................... 618 66,621
Ovintiv, Inc. ......................... 4,054 154,255
Targa Resources Corp. ................. 4,472 778,486
Williams Cos., Inc. (The)
(b)
............... 13,472 846,176
4,764,544
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................. 1,711 84,660
Delta Air Lines, Inc. ................... 5,285 259,917
344,577
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 32,970 1,526,181
Eli Lilly & Co. ....................... 2,295 1,789,022
Johnson & Johnson ................... 652 99,593
Merck & Co., Inc. ..................... 14,079 1,114,494
Pfizer, Inc. ......................... 87,518 2,121,436
6,650,726
Retail REITs — 0.6%
Kimco Realty Corp.
(b)
.................. 23,887 502,105
Simon Property Group, Inc. .............. 4,083 656,383
1,158,488
Semiconductors & Semiconductor Equipment — 12.1%
Advanced Micro Devices, Inc.
(a)
........... 7,389 1,048,499
Broadcom, Inc. ...................... 15,768 4,346,449
Credo Technology Group Holding Ltd.
(a)
...... 2,930 271,289
Intel Corp. ......................... 5,089 113,994
Lam Research Corp. .................. 12,714 1,237,581
Marvell Technology, Inc. ................ 12,000 928,800
NVIDIA Corp. ....................... 83,606 13,208,912
Onto Innovation, Inc.
(a)
................. 1,660 167,544

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. .................... 8,570 $ 1,364,858
Rambus, Inc.
(a)
...................... 369 23,623
Texas Instruments, Inc. ................. 4,088 848,750
23,560,299
Software — 12.4%
Adobe, Inc.
(a)
........................ 3,722 1,439,967
Atlassian Corp. , Class A
(a)
............... 1,860 377,747
Autodesk, Inc.
(a)
...................... 2,651 820,670
Cadence Design Systems, Inc.
(a)
.......... 216 66,560
Dynatrace, Inc.
(a)
..................... 814 44,941
Elastic NV
(a)
........................ 8,304 700,276
Fair Isaac Corp.
(a)
..................... 187 341,829
Fortinet, Inc.
(a)
....................... 1,306 138,070
Intuit, Inc. .......................... 2,026 1,595,738
Microsoft Corp. ...................... 28,806 14,328,393
Oracle Corp. ........................ 249 54,439
Palantir Technologies, Inc. , Class A
(a)
....... 7,499 1,022,264
Rubrik, Inc. , Class A
(a)
.................. 924 82,781
Salesforce, Inc. ...................... 9,737 2,655,183
ServiceNow, Inc.
(a)
.................... 188 193,279
Workday, Inc. , Class A
(a)
................ 1,128 270,720
24,132,857
Specialized REITs — 1.2%
CubeSmart ......................... 17,009 722,882
Equinix, Inc. ........................ 2,146 1,707,079
2,429,961
Specialty Retail — 2.8%
AutoNation, Inc.
(a)
..................... 1,432 284,467
AutoZone, Inc.
(a)
..................... 87 322,964
Best Buy Co., Inc. .................... 3,733 250,596
Five Below, Inc.
(a)
..................... 600 78,708
Gap, Inc. (The) ...................... 10,604 231,273
Home Depot, Inc. (The) ................ 6,677 2,448,055
Lithia Motors, Inc. , Class A .............. 2,166 731,718
O'Reilly Automotive, Inc.
(a)
............... 5,665 510,587
TJX Cos., Inc. (The) ................... 4,960 612,511
Urban Outfitters, Inc.
(a)
................. 891 64,633
5,535,512
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. ......................... 56,054 11,500,599
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp. , Class A
(b)
............ 4,803 1,317,367
Tapestry, Inc. ........................ 678 59,535
1,376,902
Tobacco — 0.9%
Philip Morris International, Inc. ............ 9,401 1,712,204
Total Long-Term Investments — 99 .1%
(Cost: $ 156,577,106 ) .............................. 193,631,664
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 2,369,686 $ 2,370,634
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 1,454,013 1,454,013
Total Short-Term Securities — 2 .0%
(Cost: $ 3,824,647 ) ............................... 3,824,647
Total Investments — 101 .1%
(Cost: $ 160,401,753 ) .............................. 197,456,311
Liabilities in Excess of Other Assets — (1.1) % ............. (2,157,032)
Net Assets — 100.0% ...............................
$ 195,299,279
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,859,999 $ — $ (1,488,587)
(a)
$ (802) $ 24 $ 2,370,634 2,369,686 $ 2,953
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,976,098 — (522,085)
(a)
— — 1,454,013 1,454,013 35,096 —
$ (802) $ 24 $ 3,824,647 $ 38,049 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 09/19/25 $ 1,876 $ 66,685
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 66,685 $ — $ — $ — $ 66,685
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (63,643) $ — $ — $ — $ (63,643)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 137,531 $ — $ — $ — $ 137,531
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,786,050
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 193,631,664 $ — $ — $ 193,631,664
Short-Term Securities
Money Market Funds ...................................... 3,824,647 — — 3,824,647
$ 197,456,311 $ — $ — $ 197,456,311

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Core V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 66,685 $ — $ — $ 66,685
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 193,631,664
Investments, at value — affiliated
(c)
.......................................................................................... 3,824,647
Cash ............................................................................................................. 963
Cash pledged: –
Futures contracts .................................................................................................... 131,000
Receivables: –
Investments sold .................................................................................................... 1,048,862
Securities lending income — affiliated ...................................................................................... 405
Capital shares sold ................................................................................................... 6,551
Dividends — unaffiliated ............................................................................................... 104,815
Dividends — affiliated ................................................................................................. 6,077
Variation margin on futures contracts ....................................................................................... 9,000
Prepaid e xpenses ..................................................................................................... 2,244
Total a ssets .........................................................................................................
198,766,228
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,384,893
Payables: –
Investments purchased ................................................................................................ 751,384
Capital shares redeemed ............................................................................................... 60,363
Distribution fees ..................................................................................................... 5,793
Interest expense .................................................................................................... 204
Investment advisory fees .............................................................................................. 78,043
Professional fees .................................................................................................... 21,983
Transfer agent fees .................................................................................................. 121,229
Variation margin on futures contracts ....................................................................................... 93
Other accrued expenses ............................................................................................... 42,964
Total li abilities ........................................................................................................
3,466,949
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 195,299,279
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 143,796,093
Accumulated earnings .................................................................................................. 51,503,186
NET ASSETS ........................................................................................................
$ 195,299,279
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 156,577,106
(b)
  Securities loaned, at value ...................................................................................... $ 2,319,740
(c)
  Investments, at cost — affiliated ................................................................................... $ 3,824,647
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Core V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 169,308,807
Shares outstanding ...................................................................................................
6,968,936
Net asset value .....................................................................................................
$ 24.29
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 4,988,291
Shares outstanding ...................................................................................................
204,787
Net asset value .....................................................................................................
$ 24.36
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 21,002,181
Shares outstanding ...................................................................................................
799,871
Net asset value .....................................................................................................
$ 26.26
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,195,447
Dividends — affiliated ................................................................................................. 35,096
Interest — unaffiliated ................................................................................................. 2,413
Securities lending income — affiliated — net ................................................................................. 2,953
Foreign taxes withheld ................................................................................................ (54)
Total investment income .................................................................................................
1,235,855
EXPENSES
Investment advisory .................................................................................................. 467,122
Transfer agent — class specific .......................................................................................... 189,051
Professional ....................................................................................................... 47,971
Distribution — class specific ............................................................................................ 27,997
Accounting services .................................................................................................. 20,150
Custodian ......................................................................................................... 10,013
Printing and postage ................................................................................................. 8,450
Directors and Officer ................................................................................................. 3,990
Transfer agent ...................................................................................................... 2,481
Miscellaneous ...................................................................................................... 2,143
Total expenses excluding interest expense .....................................................................................
779,368
Interest expense .................................................................................................... 287
Total expenses .......................................................................................................
779,655
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (624)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (138,928)
Total expenses after fees waived and/or reimbursed ..............................................................................
640,103
Net investment income ..................................................................................................
595,752
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,492,342
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 8,257,672
Investments — affiliated ............................................................................................. (802)
Futures contracts .................................................................................................. (63,643)
A
8,193,227
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 1,161,560
Investments — affiliated ............................................................................................. 24
Futures contracts .................................................................................................. 137,531
A
1,299,115
Net realized and unrealized gain ...........................................................................................
9,492,342
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 10,088,094

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
See notes to financial statements.
BlackRock Advantage Large Cap Core
V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 595,752  $ 1,196,509
Net realized gain .................................................................................. 8,193,227  30,825,778
Net change in unrealized appreciation (depreciation) .......................................................... 1,299,115  10,783,821
Net increase in net assets resulting from operations ............................................................. 10,088,094  42,806,108
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (18,568,009)
Class II ....................................................................................... —  (597,112)
Class III ....................................................................................... —  (1,977,640)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (21,142,761)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (13,494,544) 706,045
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (3,406,450) 22,369,392
Beginning of period .................................................................................. 198,705,729  176,336,337
End of period ......................................................................................
$ 195,299,279  $ 198,705,729
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ..........
$ 23.02  $ 20.47  $ 16.48  $ 21.17  $ 29.89  $ 27.48
Net investment income
(a)
..................
0 .08  0 .15  0 .16  0 .18  0 .25  0 .31
Net realized and unrealized gain (loss) .........
1 .19  5 .15  3 .99  ( 4 .42 ) 7 .78  5 .04
Net increase (decrease) from investment operations . 1.27  5.30  4.15  (4.24) 8.03  5.35
Distributions
(b)
– – – – – –
From net investment income ............... —  ( 0 .18 ) ( 0 .16 ) ( 0 .17 ) ( 0 .51 ) ( 0 .33 )
From net realized gain .................... —  ( 2 .57 ) —  ( 0 .28 ) (16.24) ( 2 .61 )
Total distributions ......................... —  (2.75) (0.16) (0.45) (16.75) (2.94)
Net asset value, end of period ............... $ 24.29  $ 23.02  $ 20.47  $ 16.48  $ 21.17  $ 29.89
Total Return
(c)
Based on net asset value ................... 5.52%
(d)
25.44% 25.23%
(e)
(19.99)% 28.44% 19.80%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.81%
(g)
0.82% 0.81% 0.80% 0.71% 0.71%
Total expenses after fees waived and/or reimbursed .
0.65%
(g)
0.66% 0.66% 0.65% 0.56% 0.56%
Net investment income ....................
0.67%
(g)
0.65% 0.87% 0.99% 0.76% 1.12%
Supplemental Data
Net assets, end of period (000) ............... $ 169,309  $ 172,460  $ 156,576  $ 144,437  $ 203,609  $ 177,977
Portfolio turnover rate ...................... 55% 114% 111% 117% 116%
(h)
121%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Core V.I. Fund
Class II
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ..........
$ 23.10  $ 20.53  $ 16.53  $ 21.24  $ 29.95  $ 27.51
Net investment income
(a)
..................
0 .06  0 .11  0 .13  0 .15  0 .19  0 .26
Net realized and unrealized gain (loss) .........
1 .20  5 .17  4 .00  ( 4 .44 ) 7 .79  5 .06
Net increase (decrease) from investment operations . 1.26  5.28  4.13  (4.29) 7.98  5.32
Distributions
(b)
– – – – – –
From net investment income ............... —  ( 0 .14 ) ( 0 .13 ) ( 0 .14 ) ( 0 .45 ) ( 0 .27 )
From net realized gain .................... —  ( 2 .57 ) —  ( 0 .28 ) (16.24) ( 2 .61 )
Total distributions ......................... —  (2.71) (0.13) (0.42) (16.69) (2.88)
Net asset value, end of period ............... $ 24.36  $ 23.10  $ 20.53  $ 16.53  $ 21.24  $ 29.95
Total Return
(c)
Based on net asset value ................... 5.45%
(d)
25.28% 25.03%
(e)
(20.17)% 28.20% 19.66%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.95%
(g)
0.97% 0.96% 0.95% 0.86% 0.86%
Total expenses after fees waived and/or reimbursed .
0.82%
(g)
0.83% 0.83% 0.82% 0.73% 0.73%
Net investment income ....................
0.49%
(g)
0.49% 0.70% 0.82% 0.59% 0.96%
Supplemental Data
Net assets, end of period (000) ............... $ 4,988  $ 5,659  $ 4,518  $ 3,464  $ 4,570  $ 3,771
Portfolio turnover rate ...................... 55% 114% 111% 117% 116%
(h)
121%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Advantage Large Cap Core V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ..........
$ 24.91  $ 21.98  $ 17.69  $ 22.68  $ 29.58  $ 27.22
Net investment income
(a)
..................
0 .05  0 .10  0 .12  0 .15  0 .15  0 .23
Net realized and unrealized gain (loss) .........
1 .30  5 .51  4 .28  ( 4 .73 ) 7 .73  4 .99
Net increase (decrease) from investment operations . 1.35  5.61  4.40  (4.58) 7.88  5.22
Distributions
(b)
– – – – – –
From net investment income ............... —  ( 0 .11 ) ( 0 .11 ) ( 0 .13 ) ( 0 .02 ) ( 0 .25 )
From net realized gain .................... —  ( 2 .57 ) —  ( 0 .28 ) (14.76) ( 2 .61 )
Total distributions ......................... —  (2.68) (0.11) (0.41) (14.78) (2.86)
Net asset value, end of period ............... $ 26.26  $ 24.91  $ 21.98  $ 17.69  $ 22.68  $ 29.58
Total Return
(c)
Based on net asset value ................... 5.42%
(d)
25.11% 24.90%
(e)
(20.16)% 28.06% 19.50%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.04%
(g)
1.06% 0.97% 0.87% 0.95% 0.96%
Total expenses after fees waived and/or reimbursed .
0.93%
(g)
0.94% 0.93% 0.86% 0.83% 0.84%
Net investment income ....................
0.39%
(g)
0.38% 0.61% 0.79% 0.46% 0.83%
Supplemental Data
Net assets, end of period (000) ............... $ 21,002  $ 20,587  $ 15,243  $ 14,322  $ 15,962  $ 310,785
Portfolio turnover rate ...................... 55% 114% 111% 117% 116%
(h)
121%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Core V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 616,836 $ (616,836) $ — $ —
Goldman Sachs & Co. LLC .......................... 1,702,904 (1,702,904) — —
$ 2,319,740 $ (2,319,740) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.500%
$250 million - $300 million ................................................................................................. 0.450
$300 million - $400 million ................................................................................................. 0.425
Greater than $400 million ................................................................................................. 0.400

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 624 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 3,617
Class III ......................................................................................................... 24,380
$ 27,997
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 165,602 $ 4,857 $ 18,592 $ 189,051
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 124,970
Class II ...................................................................................................... 3,168
Class III ...................................................................................................... 10,790
$ 138,928
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $653 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $104,919,842 and $117,464,826, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Purchases ............................................................................................................... $ 9,839,977
Sales ................................................................................................................... 11,907,531
Net Realized Gain .......................................................................................................... 2,237,608

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Core V.I. Fund ............................ $ 161,119,817 $ 40,506,260 $ (4,103,081) $ 36,403,179

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Core V.I. Fund
Class I
Shares sold .............................................
71,675 $ 1,638,582 163,363 $ 3,926,922
Shares issued in reinvestment of distributions ........................
— — 778,507 18,568,009
Shares redeemed .........................................
(596,008) (13,525,214) (1,099,171) (25,699,080)
(524,333) $ (11,886,632) (157,301) $ (3,204,149)
Class II
Shares sold .............................................
23,906 $ 543,257 46,361 $ 1,092,944
Shares issued in reinvestment of distributions ........................
— — 24,952 597,112
Shares redeemed .........................................
(64,150) (1,501,486) (46,292) (1,104,311)
(40,244) $ (958,229) 25,021 $ 585,745
Class III
Shares sold .............................................
84,838 $ 2,099,213 341,562 $ 8,503,291
Shares issued in reinvestment of distributions ........................
— — 76,622 1,977,640
Shares redeemed .........................................
(111,465) (2,748,896) (285,114) (7,156,482)
(26,627) $ (649,683) 133,070 $ 3,324,449
(591,204) $ (13,494,544) 790 $ 706,045

Glossary of Terms Used in these Financial Statements
23
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Value V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.8%
General Dynamics Corp. ................ 2,005 $ 584,778
HEICO Corp. , Class A .................. 1,483 383,726
Lockheed Martin Corp. ................. 2,225 1,030,487
RTX Corp. ......................... 5,340 779,747
Voyager Technologies, Inc. , Class A
(a)
....... 140 5,495
2,784,233
Air Freight & Logistics — 1.8%
Expeditors International of Washington, Inc. ... 2,608 297,964
FedEx Corp. ........................ 3,802 864,233
United Parcel Service, Inc. , Class B ........ 6,263 632,187
1,794,384
Automobile Components — 0.6%
BorgWarner, Inc. ..................... 17,163 574,617
Automobiles — 0.3%
General Motors Co. ................... 5,842 287,485
Banks — 7.9%
Bank of America Corp. ................. 45,489 2,152,539
Citigroup, Inc. ....................... 12,277 1,045,018
Huntington Bancshares, Inc. ............. 32,555 545,622
JPMorgan Chase & Co. ................ 10,582 3,067,828
PNC Financial Services Group, Inc. (The) .... 5,723 1,066,882
7,877,889
Beverages — 0.8%
Coca-Cola Co. (The) .................. 940 66,505
Keurig Dr Pepper, Inc.
(b)
................ 22,972 759,455
Monster Beverage Corp.
(a)
............... 177 11,087
837,047
Biotechnology — 3.0%
AbbVie, Inc. ........................ 4,642 861,648
Biogen, Inc.
(a)
....................... 1,312 164,774
BioMarin Pharmaceutical, Inc.
(a)
........... 5,443 299,202
Caris Life Sciences, Inc.
(a)
............... 508 13,574
Gilead Sciences, Inc. .................. 893 99,007
Incyte Corp.
(a)
....................... 1,888 128,573
Moderna, Inc.
(a)
...................... 1,688 46,572
Natera, Inc.
(a)
....................... 1,156 195,294
Regeneron Pharmaceuticals, Inc. .......... 1,895 994,875
Sarepta Therapeutics, Inc.
(a)
............. 2,135 36,508
United Therapeutics Corp.
(a)
.............. 546 156,893
2,996,920
Broadline Retail — 2.2%
Amazon.com, Inc.
(a)
................... 9,945 2,181,834
Building Products — 0.6%
Allegion plc ......................... 591 85,175
Armstrong World Industries, Inc. ........... 1,116 181,283
Johnson Controls International plc ......... 1,626 171,738
Owens Corning ...................... 1,177 161,861
600,057
Capital Markets — 8.0%
Blackstone, Inc. , Class A ................ 2,327 348,073
Charles Schwab Corp. (The) ............. 16,934 1,545,058
CME Group, Inc. , Class A ............... 2,805 773,114
Etoro Group Ltd. , Class A
(a)
.............. 1,595 106,211
Evercore, Inc. , Class A ................. 141 38,073
Interactive Brokers Group, Inc. , Class A ...... 1,650 91,426
Intercontinental Exchange, Inc. ........... 6,266 1,149,623
Invesco Ltd. ........................ 22,354 352,522
Moody's Corp. ....................... 963 483,031
Security
Shares
Shares Value
Capital Markets (continued)
Morgan Stanley ...................... 11,917 $ 1,678,629
Nasdaq, Inc. ........................ 4,134 369,662
S&P Global, Inc. ..................... 1,930 1,017,670
XP, Inc. , Class A
(b)
.................... 5,434 109,767
8,062,859
Chemicals — 1.2%
Dow, Inc. .......................... 1,398 37,019
DuPont de Nemours, Inc. ............... 8,340 572,041
Ecolab, Inc. ........................ 870 234,413
Huntsman Corp. ..................... 15,358 160,030
Scotts Miracle-Gro Co. (The) ............. 3,773 248,867
1,252,370
Commercial Services & Supplies — 1.0%
Cintas Corp. ........................ 1,789 398,714
Veralto Corp. ........................ 422 42,601
Waste Connections, Inc. ................ 2,465 460,265
Waste Management, Inc. ................ 426 97,477
999,057
Communications Equipment — 1.5%
Cisco Systems, Inc. ................... 10,103 700,946
Juniper Networks, Inc. ................. 1,278 51,030
Motorola Solutions, Inc. ................ 1,760 740,010
1,491,986
Construction & Engineering — 0.7%
Comfort Systems USA, Inc. .............. 374 200,543
MasTec, Inc.
(a)
....................... 3,182 542,308
742,851
Consumer Finance — 0.5%
American Express Co. ................. 1,618 516,110
Consumer Staples Distribution & Retail — 3.2%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 125 13,479
Costco Wholesale Corp. ................ 686 679,099
Sprouts Farmers Market, Inc.
(a)
............ 228 37,538
Walmart, Inc. ........................ 25,036 2,448,020
3,178,136
Containers & Packaging — 0.7%
Packaging Corp. of America ............. 3,487 657,125
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.
(a)
...... 171 21,134
Diversified Telecommunication Services — 1.3%
AT&T, Inc. .......................... 13,171 381,169
Verizon Communications, Inc. ............ 20,866 902,872
1,284,041
Electric Utilities — 3.0%
Duke Energy Corp. ................... 483 56,994
Edison International ................... 6,671 344,224
Entergy Corp. ....................... 14,720 1,223,526
IDACORP, Inc. ...................... 1,454 167,864
NextEra Energy, Inc. .................. 4,719 327,593
OGE Energy Corp. .................... 8,694 385,840
PG&E Corp. ........................ 34,674 483,356
2,989,397
Electrical Equipment — 1.5%
AMETEK, Inc. ....................... 5,457 987,499
Eaton Corp. plc ...................... 1,086 387,691
NEXTracker, Inc. , Class A
(a)
.............. 1,170 63,613
Rockwell Automation, Inc. ............... 100 33,217
1,472,020

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp. , Class A ............... 4,389 $ 433,414
Badger Meter, Inc. .................... 295 72,260
Corning, Inc. ........................ 13,152 691,664
Flex Ltd.
(a)
.......................... 12,264 612,219
Keysight Technologies, Inc.
(a)
............. 975 159,763
1,969,320
Energy Equipment & Services — 0.4%
Halliburton Co. ...................... 21,561 439,413
Entertainment — 1.2%
Take-Two Interactive Software, Inc.
(a)
........ 948 230,222
Walt Disney Co. (The) ................. 7,533 934,167
1,164,389
Financial Services — 2.9%
(a)
Berkshire Hathaway, Inc. , Class B ......... 5,208 2,529,890
Chime Financial, Inc. , Class A ............ 3,447 118,956
Fiserv, Inc. ......................... 774 133,445
Remitly Global, Inc. ................... 7,720 144,905
2,927,196
Food Products — 0.2%
Ingredion, Inc. ....................... 1,051 142,536
Smithfield Foods, Inc. .................. 962 22,636
165,172
Ground Transportation — 0.8%
Knight-Swift Transportation Holdings, Inc. .... 3,131 138,484
Uber Technologies, Inc.
(a)
............... 1,851 172,698
Union Pacific Corp. ................... 2,284 525,503
836,685
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp.
(a)
................ 9,740 1,046,173
Dentsply Sirona, Inc. .................. 1,650 26,202
Edwards Lifesciences Corp.
(a)
............ 3,407 266,462
GE HealthCare Technologies, Inc. ......... 372 27,554
Medtronic plc ....................... 15,682 1,367,000
2,733,391
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.
(a)
............. 1,751 39,730
Cardinal Health, Inc. ................... 6,737 1,131,816
Centene Corp.
(a)
..................... 6,032 327,417
Cigna Group (The) .................... 623 205,951
Tenet Healthcare Corp.
(a)
................ 85 14,960
UnitedHealth Group, Inc. ................ 3,807 1,187,670
2,907,544
Health Care REITs — 0.6%
Ventas, Inc. ........................ 8,749 552,499
Welltower, Inc. ....................... 557 85,628
638,127
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 193 55,580
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc. ................. 90 521,032
McDonald's Corp. .................... 1,311 383,035
Yum! Brands, Inc. .................... 2,731 404,679
1,308,746
Household Durables — 1.0%
DR Horton, Inc. ...................... 2,243 289,168
Garmin Ltd. ......................... 1,409 294,086
NVR, Inc.
(a)
......................... 18 132,942
Security
Shares
Shares Value
Household Durables (continued)
Toll Brothers, Inc. ..................... 2,139 $ 244,124
960,320
Household Products — 1.3%
Colgate-Palmolive Co. ................. 2,750 249,975
Procter & Gamble Co. (The) ............. 6,766 1,077,959
1,327,934
Industrial Conglomerates — 0.6%
Honeywell International, Inc. ............. 2,637 614,105
Insurance — 2.7%
Allstate Corp. (The) ................... 2,979 599,702
Progressive Corp. (The) ................ 927 247,379
Slide Insurance Holdings, Inc.
(a)
........... 3,994 86,510
Travelers Cos., Inc. (The) ............... 4,938 1,321,113
Unum Group ........................ 5,108 412,522
2,667,226
Interactive Media & Services — 3.7%
Alphabet, Inc. , Class A ................. 9,855 1,736,747
Alphabet, Inc. , Class C ................. 6,000 1,064,340
Meta Platforms, Inc. , Class A ............. 1,145 845,113
Pinterest, Inc. , Class A
(a)
................ 1,824 65,408
3,711,608
IT Services — 1.1%
Accenture plc , Class A ................. 2,200 657,558
Cognizant Technology Solutions Corp. , Class A . 450 35,113
DXC Technology Co.
(a)
................. 973 14,877
GoDaddy, Inc. , Class A
(a)
................ 250 45,015
VeriSign, Inc. ....................... 1,056 304,973
1,057,536
Life Sciences Tools & Services — 0.8%
Danaher Corp. ...................... 1,284 253,641
Thermo Fisher Scientific, Inc. ............. 1,287 521,827
775,468
Machinery — 3.3%
Caterpillar, Inc. ...................... 377 146,355
Crane Co. .......................... 636 120,770
Cummins, Inc. ....................... 1,675 548,563
Dover Corp. ........................ 115 21,072
Flowserve Corp. ..................... 11,981 627,205
Illinois Tool Works, Inc. ................. 88 21,758
Mueller Industries, Inc. ................. 643 51,099
Parker-Hannifin Corp. .................. 1,734 1,211,147
Pentair plc ......................... 3,768 386,823
Westinghouse Air Brake Technologies Corp. ... 692 144,870
3,279,662
Media — 1.6%
Comcast Corp. , Class A ................ 27,200 970,768
Fox Corp. , Class A .................... 7,377 413,407
Fox Corp. , Class B .................... 640 33,043
New York Times Co. (The) , Class A ......... 3,128 175,106
1,592,324
Metals & Mining — 1.0%
Alcoa Corp. ......................... 2,266 66,870
Newmont Corp. ...................... 7,043 410,325
Nucor Corp. ........................ 2,723 352,737
Reliance, Inc. ....................... 623 195,560
1,025,492
Multi-Utilities — 1.1%
Black Hills Corp. ..................... 481 26,984
Consolidated Edison, Inc. ............... 9,948 998,282

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ....................... 3,252 $ 131,186
1,156,452
Oil, Gas & Consumable Fuels — 4.9%
Antero Resources Corp.
(a)
............... 6,732 271,165
Cheniere Energy, Inc. .................. 2,482 604,417
Chevron Corp.
(b)
..................... 1,220 174,692
Chord Energy Corp. ................... 1,266 122,612
ConocoPhillips ...................... 4,214 378,164
Devon Energy Corp. ................... 35,531 1,130,241
Exxon Mobil Corp. .................... 11,086 1,195,071
Ovintiv, Inc. ......................... 4,258 162,017
Targa Resources Corp. ................. 1,245 216,729
Williams Cos., Inc. (The) ................ 10,169 638,715
4,893,823
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(a)
................. 1,174 58,089
Delta Air Lines, Inc.
(b)
.................. 6,815 335,162
393,251
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 19,373 896,776
Johnson & Johnson ................... 4,604 703,261
Merck & Co., Inc. ..................... 3,098 245,238
Pfizer, Inc. ......................... 64,832 1,571,528
3,416,803
Professional Services — 0.0%
Dun & Bradstreet Holdings, Inc. ........... 1,183 10,753
Real Estate Management & Development — 0.0%
Zillow Group, Inc. , Class A
(a)
............. 184 12,602
Retail REITs — 1.4%
Kimco Realty Corp.
(b)
.................. 34,622 727,754
NNN REIT, Inc. ...................... 7,723 333,479
Simon Property Group, Inc. .............. 2,413 387,914
1,449,147
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.
(a)
........... 2,983 423,288
Analog Devices, Inc. ................... 723 172,089
Credo Technology Group Holding Ltd.
(a)
...... 883 81,757
Intel Corp. ......................... 13,808 309,299
Lam Research Corp. .................. 1,168 113,693
Marvell Technology, Inc. ................ 7,841 606,893
Micron Technology, Inc. ................. 782 96,382
NVIDIA Corp. ....................... 1,128 178,213
Onto Innovation, Inc.
(a)
................. 1,277 128,888
Qorvo, Inc.
(a)
........................ 380 32,266
QUALCOMM, Inc. .................... 3,555 566,169
Rambus, Inc.
(a)
...................... 520 33,290
Texas Instruments, Inc. ................. 3,636 754,906
3,497,133
Software — 2.7%
Adobe, Inc.
(a)
........................ 1,110 429,437
Atlassian Corp. , Class A
(a)
............... 185 37,572
Autodesk, Inc.
(a)
...................... 896 277,375
Dynatrace, Inc.
(a)
..................... 763 42,125
Elastic NV
(a)
........................ 3,871 326,441
Fair Isaac Corp.
(a)
..................... 44 80,430
Intuit, Inc. .......................... 243 191,394
Microsoft Corp. ...................... 958 476,519
Rubrik, Inc. , Class A
(a)
.................. 385 34,492
Salesforce, Inc. ...................... 2,835 773,076
2,668,861
Security
Shares
Shares Value
Specialized REITs — 1.8%
CubeSmart ......................... 13,439 $ 571,157
Equinix, Inc. ........................ 1,559 1,240,138
Public Storage ....................... 37 10,857
1,822,152
Specialty Retail — 2.9%
AutoNation, Inc.
(a)
..................... 572 113,628
AutoZone, Inc.
(a)
..................... 32 118,791
Best Buy Co., Inc. .................... 1,900 127,547
CarMax, Inc.
(a)
....................... 620 41,670
Five Below, Inc.
(a)
..................... 104 13,643
Gap, Inc. (The) ...................... 3,009 65,626
Home Depot, Inc. (The) ................ 2,966 1,087,454
Lithia Motors, Inc. , Class A .............. 1,220 412,141
O'Reilly Automotive, Inc.
(a)
............... 2,055 185,217
TJX Cos., Inc. (The) ................... 5,414 668,575
Urban Outfitters, Inc.
(a)
................. 427 30,975
2,865,267
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 2,537 520,516
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp. , Class A
(b)
............ 1,968 539,783
Under Armour, Inc. , Class C
(a)
............ 737 4,783
544,566
Tobacco — 1.3%
Philip Morris International, Inc. ............ 7,291 1,327,910
Total Long-Term Investments — 99 .2%
(Cost: $ 93,813,166 ) ............................... 99,338,026
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 2,663,201 2,664,267
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 834,769 834,769
Total Short-Term Securities — 3 .5%
(Cost: $ 3,499,036 ) ............................... 3,499,036
Total Investments — 102 .7%
(Cost: $ 97,312,202 ) ............................... 102,837,062
Liabilities in Excess of Other Assets — (2.7) % ............. (2,705,024)
Net Assets — 100.0% ...............................
$ 100,132,038
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund
6
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,032,540 $ — $ (368,072)
(a)
$ (201) $ — $ 2,664,267 2,663,201 $ 3,001
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,037,292 — (202,523)
(a)
— — 834,769 834,769 18,733 —
$ (201) $ — $ 3,499,036 $ 21,734 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3 09/19/25 $ 938 $ 33,135
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 33,135 $ — $ — $ — $ 33,135
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (22,160) $ — $ — $ — $ (22,160)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 56,622 $ — $ — $ — $ 56,622
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 893,025
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 99,338,026 $ — $ — $ 99,338,026
Short-Term Securities
Money Market Funds ...................................... 3,499,036 — — 3,499,036
$ 102,837,062 $ — $ — $ 102,837,062

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage Large Cap Value V.I. Fund
8
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 33,135 $ — $ — $ 33,135
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
9
Statement of Assets and Liabilities
BlackRock
Advantage
Large Cap
Value V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 99,338,026
Investments, at value — affiliated
(c)
.......................................................................................... 3,499,036
Cash ............................................................................................................. 2,371
Cash pledged: –
Futures contracts .................................................................................................... 65,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 292
Capital shares sold ................................................................................................... 4,563
Dividends — unaffiliated ............................................................................................... 71,381
Dividends — affiliated ................................................................................................. 2,875
Variation margin on futures contracts ....................................................................................... 4,500
Prepaid e xpenses ..................................................................................................... 49,714
Total a ssets .........................................................................................................
103,037,758
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,672,317
Payables: –
Capital shares redeemed ............................................................................................... 99,142
Distribution fees ..................................................................................................... 2,828
Interest expense .................................................................................................... 112
Investment advisory fees .............................................................................................. 34,739
Printing and postage fees .............................................................................................. 18,142
Professional fees .................................................................................................... 17,730
Transfer agent fees .................................................................................................. 53,809
Variation margin on futures contracts ....................................................................................... 77
Other accrued expenses ............................................................................................... 6,824
Total li abilities ........................................................................................................
2,905,720
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 100,132,038
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 88,210,983
Accumulated earnings .................................................................................................. 11,921,055
NET ASSETS ........................................................................................................
$ 100,132,038
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 93,813,166
(b)
  Securities loaned, at value ...................................................................................... $ 2,604,812
(c)
  Investments, at cost — affiliated ................................................................................... $ 3,499,036
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
See notes to financial statements.
BlackRock
Advantage Large
Cap Value V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 85,334,847
Shares outstanding ...................................................................................................
8,246,911
Net asset value .....................................................................................................
$ 10.35
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 14,797,191
Shares outstanding ...................................................................................................
1,482,428
Net asset value .....................................................................................................
$ 9.98
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
11
Statement of Operations
See notes to financial statements.
BlackRock
Advantage
Large Cap
Value V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 989,495
Dividends — affiliated ................................................................................................. 18,733
Interest — unaffiliated ................................................................................................. 1,252
Securities lending income — affiliated — net ................................................................................. 3,001
Foreign taxes withheld ................................................................................................ (15)
Total investment income .................................................................................................
1,012,466
EXPENSES
Investment advisory .................................................................................................. 369,786
Transfer agent — class specific .......................................................................................... 91,798
Professional ....................................................................................................... 39,512
Distribution — class specific ............................................................................................ 18,584
Accounting services .................................................................................................. 17,154
Custodian ......................................................................................................... 9,302
Printing and postage ................................................................................................. 8,618
Directors and Officer ................................................................................................. 3,592
Transfer agent ...................................................................................................... 2,479
Miscellaneous ...................................................................................................... 2,156
Total expenses excluding interest expense .....................................................................................
562,981
Interest expense .................................................................................................... 182
Total expenses .......................................................................................................
563,163
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (156,692)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (91,798)
Total expenses after fees waived and/or reimbursed ..............................................................................
314,673
Net investment income ..................................................................................................
697,793
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,441,114
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 2,365,093
Investments — affiliated ............................................................................................. (201)
Futures contracts .................................................................................................. (22,160)
A
2,342,732
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,041,760
Futures contracts .................................................................................................. 56,622
A
2,098,382
Net realized and unrealized gain ...........................................................................................
4,441,114
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 5,138,907

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
BlackRock Advantage Large Cap Value
V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 697,793  $ 1,500,375
Net realized gain .................................................................................. 2,342,732  16,518,357
Net change in unrealized appreciation (depreciation) .......................................................... 2,098,382  (2,155,130)
Net increase in net assets resulting from operations ............................................................. 5,138,907  15,863,602
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (13,229,769)
Class III ....................................................................................... —  (2,312,841)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (15,542,610)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (5,517,736) 208,783
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (378,829) 529,775
Beginning of period .................................................................................. 100,510,867  99,981,092
End of period ......................................................................................
$ 100,132,038  $ 100,510,867
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
13
Financial Highlights
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.81  $ 9.90  $ 9.19  $ 10.43  $ 9.94  $ 9.86
Net investment income
(a)
....................
0 .07  0 .16  0 .16  0 .16  0 .16  0 .16
Net realized and unrealized gain (loss) ...........
0 .47  1 .50  1 .09  ( 1 .03 ) 2 .44  0 .18
Net increase (decrease) from investment operations ... 0.54  1.66  1.25  (0.87) 2.60  0.34
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .18 ) ( 0 .16 ) ( 0 .16 ) ( 0 .19 ) ( 0 .16 )
From net realized gain ...................... —  ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 ) ( 0 .10 )
Total distributions ........................... —  (1.75) (0.54) (0.37) (2.11) (0.26)
Net asset value, end of period ................. $ 10.35  $ 9.81  $ 9.90  $ 9.19  $ 10.43  $ 9.94
Total Return
(c)
Based on net asset value ..................... 5.50%
(d)
16.32% 13.70% (8.16)% 26.52% 3.66%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.10%
(f)
1.08% 1.12% 1.09% 1.08% 1.11%
Total expenses after fees waived and/or reimbursed ...
0.60%
(f)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ......................
1.45%
(f)
1.47% 1.66% 1.69% 1.37% 1.85%
Supplemental Data
Net assets, end of period (000) ................. $ 85,335  $ 85,369  $ 87,447  $ 82,509  $ 98,863  $ 81,864
Portfolio turnover rate ........................ 68% 128% 131% 128% 131% 139%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock Advantage Large Cap Value V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 9.48  $ 9.61  $ 8.93  $ 10.16  $ 9.73  $ 9.66
Net investment income
(a)
....................
0 .06  0 .13  0 .13  0 .14  0 .12  0 .14
Net realized and unrealized gain (loss) ...........
0 .44  1 .46  1 .06  ( 1 .02 ) 2 .39  0 .17
Net increase (decrease) from investment operations ... 0.50  1.59  1.19  (0.88) 2.51  0.31
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .15 ) ( 0 .13 ) ( 0 .14 ) ( 0 .16 ) ( 0 .14 )
From net realized gain ...................... —  ( 1 .57 ) ( 0 .38 ) ( 0 .21 ) ( 1 .92 ) ( 0 .10 )
Total distributions ........................... —  (1.72) (0.51) (0.35) (2.08) (0.24)
Net asset value, end of period ................. $ 9.98  $ 9.48  $ 9.61  $ 8.93  $ 10.16  $ 9.73
Total Return
(c)
Based on net asset value ..................... 5.27%
(d)
16.13% 13.50% (8.51)% 26.22% 3.42%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.37%
(f)
1.36% 1.41% 1.37% 1.34% 1.36%
Total expenses after fees waived and/or reimbursed ...
0.85%
(f)
0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ......................
1.20%
(f)
1.23% 1.41% 1.45% 1.11% 1.60%
Supplemental Data
Net assets, end of period (000) ................. $ 14,797  $ 15,142  $ 12,534  $ 11,230  $ 11,308  $ 5,872
Portfolio turnover rate ........................ 68% 128% 131% 128% 131% 139%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
Large Cap Value V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Citigroup Global Markets, Inc. ........................ $ 108,656 $ (108,196) $ — $ 460
Goldman Sachs & Co. LLC .......................... 1,235,812 (1,235,812) — —
National Financial Services LLC ....................... 171,828 (171,828) — —
State Street Bank & Trust Co. ........................ 1,088,516 (1,088,516) — —
$ 2,604,812 $ (2,604,352) $ — $ 460
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $18,584.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has agreed to voluntarily waive 0.05% of its investment advisory fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months  ended June 30, 2025 , the amount waived was $24,652.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations. For the six months ended June 30, 2025, the amount waived was $331.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $131,709, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 76,686 $ 15,112 $ 91,798
Class I ................................................................................................................
0 .00%
Class III ...............................................................................................................
0 .11
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 76,686
Class III ...................................................................................................... 6,935
$ 83,621
Class I Class III
Expense Limitations .................................................................................. 0 .60% 0 .85%

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $669 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $67,328,671 and $71,735,985, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 8,177
Purchases ............................................................................................................... $ 7,488,361
Sales ................................................................................................................... 8,950,430
Net Realized Gain .......................................................................................................... 300,259

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage Large Cap Value V.I. Fund ............................ $ 97,404,735 $ 9,585,187 $ (4,119,725) $ 5,465,462

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage Large Cap Value V.I. Fund
Class I
Shares sold .............................................
203,069 $ 2,018,998 248,565 $ 2,641,110
Shares issued in reinvestment of distributions ........................
— — 1,303,593 13,229,769
Shares redeemed .........................................
(654,833) (6,533,962) (1,687,563) (18,470,273)
(451,764) $ (4,514,964) (135,405) $ (2,599,394)
Class III
Shares sold .............................................
240,149 $ 2,307,903 371,783 $ 3,908,380
Shares issued in reinvestment of distributions ........................
— — 235,825 2,312,841
Shares redeemed .........................................
(355,220) (3,310,675) (314,213) (3,413,044)
(115,071) $ (1,002,772) 293,395 $ 2,808,177
(566,835) $ (5,517,736) 157,990 $ 208,783

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Archer Aviation, Inc. , Class A
(a)
............ 2,375 $ 25,769
ATI, Inc.
(a)
.......................... 6,208 535,999
Axon Enterprise, Inc.
(a)
................. 790 654,073
BWX Technologies, Inc. ................ 3,785 545,267
Curtiss-Wright Corp. ................... 1,070 522,748
Ducommun, Inc.
(a)
.................... 4,880 403,234
Huntington Ingalls Industries, Inc.
(b)
......... 1,381 333,456
Leonardo DRS, Inc. ................... 4,395 204,280
Moog, Inc. , Class A ................... 2,597 469,979
Triumph Group, Inc.
(a)
.................. 1,237 31,853
V2X, Inc.
(a)
......................... 3,355 162,885
Voyager Technologies, Inc. , Class A
(a)
....... 268 10,519
3,900,062
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 4,943 474,281
Automobile Components — 1.0%
Adient plc
(a)
......................... 31,097 605,148
BorgWarner, Inc. ..................... 20,573 688,784
Gentex Corp. ....................... 9,548 209,960
Standard Motor Products, Inc. ............ 740 22,733
1,526,625
Banks — 5.2%
Ameris Bancorp ...................... 1,520 98,344
Axos Financial, Inc.
(a)
.................. 1,267 96,343
Bank7 Corp.
(b)
....................... 2,865 119,843
Bar Harbor Bankshares ................ 1,865 55,875
Capital City Bank Group, Inc. ............. 1,217 47,889
Capitol Federal Financial, Inc. ............ 2,585 15,768
Commerce Bancshares, Inc. ............. 682 42,400
ConnectOne Bancorp, Inc. .............. 5,666 131,225
Cullen/Frost Bankers, Inc. ............... 495 63,627
Dime Community Bancshares, Inc. ......... 875 23,572
Enterprise Bancorp, Inc. ................ 243 9,633
Enterprise Financial Services Corp.
(b)
....... 3,408 187,781
FB Financial Corp. .................... 4,897 221,834
First Bank .......................... 3,035 46,951
First Business Financial Services, Inc. ....... 1,097 55,574
First Financial Bankshares, Inc. ........... 505 18,170
First Hawaiian, Inc.
(b)
.................. 24,155 602,909
First Horizon Corp. .................... 44,157 936,128
First Internet Bancorp .................. 4,126 110,989
Flushing Financial Corp. ................ 4,428 52,605
FNB Corp. ......................... 14,132 206,045
Heritage Commerce Corp. ............... 16,815 166,973
Heritage Financial Corp. ................ 112 2,670
HomeTrust Bancshares, Inc. ............. 2,780 104,000
Horizon Bancorp, Inc. .................. 10,931 168,119
Independent Bank Corp. ................ 30,929 1,002,409
Kearny Financial Corp. ................. 33,099 213,820
Mercantile Bank Corp. ................. 2,034 94,398
Metropolitan Bank Holding Corp.
(a) (b)
........ 3,233 226,310
Midland States Bancorp, Inc. ............. 9,671 167,502
MVB Financial Corp. .................. 1,257 28,320
Northfield Bancorp, Inc. ................ 30,745 352,953
OceanFirst Financial Corp. .............. 26,437 465,556
Orange County Bancorp, Inc. ............. 111 2,868
Park National Corp. ................... 101 16,893
Peoples Bancorp, Inc. ................. 541 16,522
Prosperity Bancshares, Inc.
(b)
............. 9,531 669,457
Provident Financial Services, Inc. .......... 3,511 61,548
ServisFirst Bancshares, Inc. ............. 1,178 91,307
Shore Bancshares, Inc. ................. 2,666 41,909
Security
Shares
Shares Value
Banks (continued)
Southern First Bancshares, Inc.
(a)
.......... 1,310 $ 49,819
United Bankshares, Inc.
(b)
............... 1,019 37,122
United Community Banks, Inc. ............ 2,598 77,394
Univest Financial Corp. ................. 3,508 105,380
USCB Financial Holdings, Inc. , Class A ...... 7,382 122,098
Washington Trust Bancorp, Inc. ........... 1,656 46,832
Western New England Bancorp, Inc. ........ 7,694 71,016
Zions Bancorp NA .................... 2,052 106,581
7,653,281
Beverages — 0.2%
(a)
Boston Beer Co., Inc. (The) , Class A ........ 825 157,418
National Beverage Corp. ................ 1,697 73,379
230,797
Biotechnology — 6.0%
(a)
ACADIA Pharmaceuticals, Inc. ............ 7,457 160,847
Alkermes plc ........................ 8,997 257,404
Amicus Therapeutics, Inc. ............... 39,820 228,169
Apellis Pharmaceuticals, Inc. ............. 6,782 117,396
Arcus Biosciences, Inc. ................. 1,360 11,070
Ardelyx, Inc. ........................ 22,145 86,808
BioCryst Pharmaceuticals, Inc. ............ 27,119 242,986
Blueprint Medicines Corp. ............... 2,659 340,831
Bridgebio Pharma, Inc. ................. 3,356 144,912
Caris Life Sciences, Inc. ................ 959 25,624
Catalyst Pharmaceuticals, Inc. ............ 14,481 314,238
Celldex Therapeutics, Inc. ............... 1,045 21,266
Cytokinetics, Inc. ..................... 2,656 87,754
Day One Biopharmaceuticals, Inc. ......... 23,436 152,334
Exact Sciences Corp. .................. 4,897 260,227
Exelixis, Inc. ........................ 10,315 454,634
Halozyme Therapeutics, Inc. ............. 84 4,370
Ideaya Biosciences, Inc. ................ 11,545 242,676
Insmed, Inc. ........................ 2,706 272,332
Ionis Pharmaceuticals, Inc. .............. 10,098 398,972
iTeos Therapeutics, Inc. ................ 9,448 94,197
Kura Oncology, Inc. ................... 5,528 31,897
Madrigal Pharmaceuticals, Inc. ............ 148 44,791
MannKind Corp. ..................... 75,659 282,965
MiMedx Group, Inc. ................... 37,187 227,213
Mirum Pharmaceuticals, Inc. ............. 1,363 69,363
Moderna, Inc. ....................... 9,412 259,677
Natera, Inc. ......................... 1,542 260,505
Neurocrine Biosciences, Inc. ............. 2,369 297,760
PTC Therapeutics, Inc. ................. 4,074 198,974
REGENXBIO, Inc. .................... 23,976 196,843
Revolution Medicines, Inc. ............... 507 18,652
Sarepta Therapeutics, Inc. ............... 17,182 293,812
SQZ Biotechnologies Co. ............... 601 17
Syndax Pharmaceuticals, Inc. ............ 30,737 287,852
TG Therapeutics, Inc. .................. 9,695 348,923
Travere Therapeutics, Inc. ............... 3,443 50,956
Twist Bioscience Corp. ................. 8,651 318,270
Ultragenyx Pharmaceutical, Inc. ........... 9,054 329,203
United Therapeutics Corp. ............... 1,937 556,597
Vanda Pharmaceuticals, Inc. ............. 50,330 237,558
Veracyte, Inc. ....................... 8,731 235,999
Verve Therapeutics, Inc. ................ 5,893 66,178
Viking Therapeutics, Inc. ................ 6,518 172,727
Voyager Therapeutics, Inc. .............. 6,119 19,030
8,724,809
Broadline Retail — 0.1%
Macy's, Inc. ........................ 11,754 137,052

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 1.9%
Advanced Drainage Systems, Inc. ......... 311 $ 35,721
Allegion plc
(b)
........................ 4,731 681,832
Armstrong World Industries, Inc. ........... 602 97,789
AZEK Co., Inc. (The) , Class A
(a)
........... 1,530 83,155
Caesarstone Ltd.
(a)
.................... 10,507 20,699
Gibraltar Industries, Inc.
(a)
............... 1,601 94,459
Griffon Corp. ........................ 3,991 288,829
Owens Corning ...................... 1,921 264,176
Quanex Building Products Corp. ........... 1,425 26,932
Resideo Technologies, Inc.
(a) (b)
............ 32,112 708,391
Zurn Elkay Water Solutions Corp.
(b)
......... 14,283 522,329
2,824,312
Capital Markets — 4.2%
Etoro Group Ltd. , Class A
(a)
.............. 3,115 207,428
Evercore, Inc. , Class A ................. 1,521 410,700
Franklin Resources, Inc. ................ 4,709 112,310
Houlihan Lokey, Inc. , Class A
(b)
............ 8,678 1,561,606
Interactive Brokers Group, Inc. , Class A ...... 10,263 568,673
Invesco Ltd. ........................ 31,097 490,400
Janus Henderson Group plc
(b)
............ 5,086 197,540
MarketAxess Holdings, Inc. .............. 585 130,654
Morningstar, Inc. ..................... 1,419 445,467
PJT Partners, Inc. , Class A
(b)
............. 2,516 415,165
Robinhood Markets, Inc. , Class A
(a)
......... 3,566 333,884
SEI Investments Co. ................... 3,980 357,643
Silvercrest Asset Management Group, Inc. , Class
A ............................. 933 14,797
Virtu Financial, Inc. , Class A .............. 12,215 547,110
XP, Inc. , Class A
(b)
.................... 16,137 325,967
6,119,344
Chemicals — 0.9%
Albemarle Corp. ..................... 933 58,471
Balchem Corp. ...................... 270 42,984
Celanese Corp. ...................... 5,160 285,503
CF Industries Holdings, Inc. .............. 270 24,840
Huntsman Corp. ..................... 53,769 560,273
Koppers Holdings, Inc. ................. 655 21,058
Mosaic Co. (The)
(b)
.................... 6,784 247,480
Olin Corp. .......................... 3,081 61,897
Perimeter Solutions, Inc.
(a)
............... 3,589 49,959
Tronox Holdings plc ................... 5,149 26,106
1,378,571
Commercial Services & Supplies — 0.3%
ACV Auctions, Inc. , Class A
(a)
............. 7,963 129,160
CoreCivic, Inc.
(a)
..................... 10,130 213,439
GEO Group, Inc. (The)
(a)
................ 3,809 91,226
MillerKnoll, Inc. ...................... 1,836 35,655
469,480
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.
(a)
............... 2,171 19,474
Calix, Inc.
(a)
......................... 8,459 449,934
Ciena Corp.
(a) (b)
...................... 6,388 519,536
Juniper Networks, Inc. ................. 7,637 304,946
1,293,890
Construction & Engineering — 3.1%
Comfort Systems USA, Inc. .............. 2,270 1,217,197
Dycom Industries, Inc.
(a)
................ 2,306 563,563
EMCOR Group, Inc. ................... 505 270,119
Fluor Corp.
(a)
........................ 6,692 343,099
MasTec, Inc.
(a)
....................... 8,099 1,380,313
Security
Shares
Shares Value
Construction & Engineering (continued)
Primoris Services Corp. ................ 9,441 $ 735,831
4,510,122
Consumer Finance — 2.0%
Enova International, Inc.
(a) (b)
.............. 8,733 973,904
EZCORP, Inc. , Class A
(a) (b)
............... 23,282 323,154
FirstCash Holdings, Inc. ................ 3,873 523,397
OneMain Holdings, Inc.
(b)
............... 12,610 718,770
Oportun Financial Corp.
(a)
............... 10,583 75,774
PRA Group, Inc.
(a)
.................... 9,514 140,332
Upstart Holdings, Inc.
(a)
................. 2,460 159,113
2,914,444
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc. , Class A ............ 14,140 304,152
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 7,964 858,758
Performance Food Group Co.
(a)
........... 8,400 734,748
Sprouts Farmers Market, Inc.
(a)
............ 9,277 1,527,365
United Natural Foods, Inc.
(a)
.............. 9,716 226,480
3,651,503
Containers & Packaging — 2.1%
Crown Holdings, Inc. .................. 18,008 1,854,464
Packaging Corp. of America ............. 6,468 1,218,894
3,073,358
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.
(a)
...... 10,194 1,259,876
Coursera, Inc.
(a)
...................... 28,082 245,998
Duolingo, Inc. , Class A
(a)
................ 1,237 507,195
Grand Canyon Education, Inc.
(a)
........... 1,277 241,353
H&R Block, Inc. ...................... 1,256 68,942
Laureate Education, Inc.
(a)
............... 31,479 735,979
Strategic Education, Inc. ................ 181 15,409
Stride, Inc.
(a)
........................ 936 135,898
3,210,650
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............... 5,214 92,966
Diversified Telecommunication Services — 0.3%
(a)
Frontier Communications Parent, Inc. ....... 10,341 376,413
Liberty Global Ltd. , Class A .............. 6,621 66,276
442,689
Electric Utilities — 0.2%
NRG Energy, Inc.
(b)
.................... 1,661 266,723
Electrical Equipment — 1.2%
Bloom Energy Corp. , Class A
(a) (b)
.......... 8,893 212,721
Generac Holdings, Inc.
(a)
................ 4,271 611,650
NEXTracker, Inc. , Class A
(a)
.............. 11,465 623,352
NuScale Power Corp. , Class A
(a)
........... 375 14,835
Sensata Technologies Holding plc .......... 3,777 113,725
Vertiv Holdings Co. , Class A ............. 973 124,943
1,701,226
Electronic Equipment, Instruments & Components — 3.0%
Badger Meter, Inc. .................... 1,184 290,021
Cognex Corp. ....................... 6,769 214,713
Coherent Corp.
(a)
..................... 7,570 675,320
Fabrinet
(a)
.......................... 1,311 386,325
Flex Ltd.
(a) (b)
........................ 18,900 943,488
Insight Enterprises, Inc.
(a) (b)
.............. 3,879 535,632
Methode Electronics, Inc. ............... 19,680 187,157
nLight, Inc.
(a)
........................ 2,654 52,231
Ouster, Inc. , Class A
(a)
.................. 2,160 52,380
PC Connection, Inc. ................... 2,180 143,400
Plexus Corp.
(a)
....................... 565 76,450

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp. .................... 1,336 $ 181,295
TTM Technologies, Inc.
(a)
................ 16,905 690,062
4,428,474
Energy Equipment & Services — 0.6%
Forum Energy Technologies, Inc.
(a)
......... 2,037 39,660
Schlumberger NV .................... 958 32,381
TechnipFMC plc ...................... 18,145 624,914
Transocean Ltd.
(a)
.................... 57,363 148,570
845,525
Entertainment — 0.7%
Gaia, Inc. , Class A
(a)
................... 1,508 6,620
Lionsgate Studios Corp.
(a)
............... 8,877 51,575
Playtika Holding Corp. ................. 10,694 50,583
Roku, Inc. , Class A
(a)
.................. 10,032 881,713
990,491
Financial Services — 2.6%
Affirm Holdings, Inc. , Class A
(a) (b)
........... 10,671 737,793
Chime Financial, Inc. , Class A
(a)
........... 6,521 225,040
Essent Group Ltd. .................... 3,357 203,871
NMI Holdings, Inc. , Class A
(a)
............. 7,309 308,367
Pagseguro Digital Ltd. , Class A ........... 28,895 278,548
Remitly Global, Inc.
(a)
.................. 38,876 729,702
StoneCo Ltd. , Class A
(a)
................ 11,957 191,790
Toast, Inc. , Class A
(a)
.................. 23,019 1,019,511
Velocity Financial, Inc.
(a)
................ 7,587 140,663
3,835,285
Food Products — 0.3%
Cal-Maine Foods, Inc. .................. 2,464 245,488
Darling Ingredients, Inc.
(a)
............... 798 30,276
Ingredion, Inc. ....................... 638 86,526
Lancaster Colony Corp. ................ 338 58,396
420,686
Gas Utilities — 1.0%
New Jersey Resources Corp. ............. 23,190 1,039,376
Southwest Gas Holdings, Inc.
(b)
........... 6,485 482,419
1,521,795
Ground Transportation — 0.9%
ArcBest Corp. ....................... 1,075 82,786
Covenant Logistics Group, Inc. , Class A ...... 3,715 89,569
Lyft, Inc. , Class A
(a)
.................... 41,304 650,951
RXO, Inc.
(a)
......................... 1,053 16,553
Saia, Inc.
(a)
......................... 625 171,244
XPO, Inc.
(a) (b)
........................ 2,940 371,292
1,382,395
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.
(a)
....................... 14,060 19,262
Dentsply Sirona, Inc. .................. 11,079 175,935
Envista Holdings Corp.
(a)
................ 3,106 60,691
Haemonetics Corp.
(a)
.................. 1,791 133,626
Inmode Ltd.
(a)
....................... 7,083 102,279
Inspire Medical Systems, Inc.
(a)
........... 750 97,327
iRadimed Corp. ...................... 2,416 144,453
iRhythm Technologies, Inc.
(a)
............. 458 70,514
NeuroPace, Inc.
(a)
.................... 7,913 88,151
Novocure Ltd.
(a)
...................... 27,745 493,861
Omnicell, Inc.
(a)
...................... 2,930 86,142
Tandem Diabetes Care, Inc.
(a)
............ 1,477 27,531
1,499,772
Security
Shares
Shares Value
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.
(a)
............. 1,452 $ 32,946
Alignment Healthcare, Inc.
(a)
............. 22,334 312,676
Aveanna Healthcare Holdings, Inc.
(a)
........ 7,384 38,618
BrightSpring Health Services, Inc.
(a)
........ 1,240 29,252
CareMax, Inc. , Class A
(a) (c)
............... 148 —
Castle Biosciences, Inc.
(a)
............... 2,207 45,067
Clover Health Investments Corp. , Class A
(a) (b)
.. 5,301 14,790
CorVel Corp.
(a)
....................... 317 32,581
Cross Country Healthcare, Inc.
(a)
.......... 801 10,453
Encompass Health Corp.
(b)
.............. 5,180 635,223
Ensign Group, Inc. (The) ................ 1,582 244,039
Guardant Health, Inc.
(a)
................. 3,383 176,051
Hims & Hers Health, Inc. , Class A
(a)
......... 3,228 160,916
LifeStance Health Group, Inc.
(a)
........... 11,494 59,424
Privia Health Group, Inc.
(a)
............... 11,661 268,203
Progyny, Inc.
(a) (b)
..................... 28,720 631,840
Select Medical Holdings Corp. ............ 38,622 586,282
Tenet Healthcare Corp.
(a)
................ 1,947 342,672
Universal Health Services, Inc. , Class B ..... 5,011 907,743
Viemed Healthcare, Inc.
(a)
............... 21,404 147,902
4,676,678
Health Care REITs — 0.5%
CareTrust REIT, Inc. ................... 11,927 364,966
Omega Healthcare Investors, Inc. .......... 9,887 362,359
727,325
Health Care Technology — 0.7%
(a)
Doximity, Inc. , Class A
(b)
................ 8,369 513,354
Health Catalyst, Inc. ................... 8,553 32,245
Phreesia, Inc. ....................... 5,765 164,072
Schrodinger, Inc. ..................... 13,935 280,372
990,043
Hotel & Resort REITs — 0.2%
Chatham Lodging Trust ................. 1,243 8,664
DiamondRock Hospitality Co. ............. 16,885 129,339
RLJ Lodging Trust .................... 17,599 128,121
266,124
Hotels, Restaurants & Leisure — 2.1%
Brinker International, Inc.
(a)
.............. 2,481 447,399
Dutch Bros, Inc. , Class A
(a)
.............. 6,402 437,705
Life Time Group Holdings, Inc.
(a)
........... 12,593 381,946
Monarch Casino & Resort, Inc. ............ 216 18,671
Norwegian Cruise Line Holdings Ltd.
(a)
....... 29,427 596,779
Planet Fitness, Inc. , Class A
(a)
............ 573 62,486
Rush Street Interactive, Inc. , Class A
(a)
...... 9,837 146,571
Shake Shack, Inc. , Class A
(a)
............. 1,097 154,238
Texas Roadhouse, Inc. ................. 4,343 813,922
3,059,717
Household Durables — 1.6%
Century Communities, Inc. .............. 1,357 76,426
Leggett & Platt, Inc. ................... 6,524 58,194
M/I Homes, Inc.
(a)
..................... 5,642 632,581
Mohawk Industries, Inc.
(a)
............... 718 75,275
Newell Brands, Inc. ................... 118,577 640,316
SharkNinja, Inc.
(a)
..................... 1,255 124,232
Taylor Morrison Home Corp.
(a)
............ 628 38,572
Toll Brothers, Inc. ..................... 5,560 634,563
Universal Electronics, Inc.
(a)
.............. 2,845 18,834
2,298,993

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.1%
Central Garden & Pet Co. , Class A
(a)
........ 4,059 $ 127,006
WD-40 Co. ......................... 60 13,685
140,691
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A ......... 4,232 132,038
Industrial REITs — 1.2%
Americold Realty Trust, Inc. .............. 30,792 512,071
First Industrial Realty Trust, Inc. ........... 26,579 1,279,247
1,791,318
Insurance — 3.2%
AMERISAFE, Inc. .................... 7,243 316,736
Donegal Group, Inc. , Class A ............. 3,323 66,543
eHealth, Inc.
(a)
....................... 10,836 47,137
Fidelis Insurance Holdings Ltd. ............ 3,314 54,946
First American Financial Corp. ............ 2,323 142,609
Globe Life, Inc. ...................... 1,572 195,384
Hamilton Insurance Group Ltd. , Class B
(a)
.... 3,340 72,211
Hanover Insurance Group, Inc. (The) ....... 2,579 438,095
NI Holdings, Inc.
(a)
.................... 9,875 125,807
Oscar Health, Inc. , Class A
(a)
............. 11,658 249,948
Palomar Holdings, Inc.
(a)
................ 1,010 155,792
Primerica, Inc. ....................... 197 53,913
Reinsurance Group of America, Inc. ........ 4,018 797,010
Slide Insurance Holdings, Inc.
(a)
........... 7,553 163,598
Stewart Information Services Corp. ......... 6,510 423,801
Tiptree, Inc. ........................ 664 15,657
United Fire Group, Inc. ................. 514 14,752
Universal Insurance Holdings, Inc. ......... 1,526 42,316
Unum Group ........................ 16,835 1,359,595
4,735,850
Interactive Media & Services — 0.9%
EverQuote, Inc. , Class A
(a)
............... 8,040 194,407
Grindr, Inc.
(a)
........................ 12,969 294,396
MediaAlpha, Inc. , Class A
(a)
.............. 8,358 91,520
QuinStreet, Inc.
(a)
..................... 11,566 186,213
Shutterstock, Inc. ..................... 6,094 115,542
Taboola.com Ltd.
(a)
.................... 34,088 124,762
Teads Holding Co.
(a)
................... 9,264 22,975
Yelp, Inc.
(a)
......................... 3,372 115,558
ZipRecruiter, Inc. , Class A
(a)
.............. 35,883 179,774
1,325,147
IT Services — 0.2%
(a)
DXC Technology Co. .................. 10,326 157,885
Kyndryl Holdings, Inc. .................. 4,598 192,932
350,817
Leisure Products — 0.4%
Hasbro, Inc. ........................ 5,213 384,824
Mattel, Inc.
(a)
........................ 10,434 205,758
Peloton Interactive, Inc. , Class A
(a)
......... 2,017 13,998
604,580
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)
.......... 1,562 18,197
Avantor, Inc.
(a)
....................... 4,922 66,250
Azenta, Inc.
(a)
....................... 9,355 287,947
Bio-Techne Corp. ..................... 1,248 64,210
Charles River Laboratories International, Inc.
(a)
. 405 61,451
Fortrea Holdings, Inc.
(a)
................. 1,524 7,528
Medpace Holdings, Inc.
(a)
............... 58 18,204
QIAGEN NV
(a)
....................... 2,001 96,168
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Repligen Corp.
(a)
..................... 123 $ 15,299
635,254
Machinery — 3.3%
Astec Industries, Inc. .................. 1 42
Atmus Filtration Technologies, Inc. ......... 8,376 305,054
Chart Industries, Inc.
(a)
................. 130 21,404
Crane Co. .......................... 193 36,649
Flowserve Corp. ..................... 33,660 1,762,101
ITT, Inc. ........................... 4,885 766,114
Mueller Industries, Inc.
(b)
................ 2,338 185,801
Pentair plc ......................... 8,842 907,720
Shyft Group, Inc. (The) ................. 8,166 102,402
SPX Technologies, Inc.
(a)
................ 1,968 329,994
Worthington Enterprises, Inc. ............. 6,427 409,014
4,826,295
Media — 1.2%
DoubleVerify Holdings, Inc.
(a)
............. 6,367 95,314
Gray Media, Inc. ..................... 8,660 39,230
Liberty Broadband Corp. , Class A
(a)
......... 424 41,476
New York Times Co. (The) , Class A ......... 14,858 831,751
News Corp. , Class A ................... 10,860 322,759
News Corp. , Class B .................. 1,732 59,425
Paramount Global , Class B .............. 19,126 246,725
Thryv Holdings, Inc.
(a)
.................. 5,013 60,958
1,697,638
Metals & Mining — 2.4%
Alcoa Corp. ......................... 4,983 147,048
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 2,966 333,616
Century Aluminum Co.
(a)
................ 12,981 233,918
Cleveland-Cliffs, Inc.
(a)
................. 33,708 256,181
Coeur Mining, Inc.
(a)
................... 32,034 283,821
Compass Minerals International, Inc.
(a)
....... 5,038 101,213
Constellium SE , Class A
(a)
............... 13,363 177,728
Kaiser Aluminum Corp. ................. 1,699 135,750
Materion Corp. ...................... 1,325 105,165
Olympic Steel, Inc. .................... 5,515 179,734
Piedmont Lithium, Inc.
(a)
................ 2,098 12,210
Ramaco Resources, Inc. , Class A .......... 3,562 46,805
Ramaco Resources, Inc. , Class B .......... 32 262
Reliance, Inc. ....................... 4,166 1,307,707
Royal Gold, Inc. ...................... 818 145,473
SunCoke Energy, Inc. .................. 5,979 51,360
3,517,991
Multi-Utilities — 1.1%
Avista Corp. ........................ 21,031 798,127
NiSource, Inc. ....................... 12,412 500,700
Northwestern Energy Group, Inc. .......... 4,808 246,650
1,545,477
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.
(a)
............... 18,459 743,529
California Resources Corp.
(b)
............. 8,059 368,055
Chord Energy Corp. ................... 7,871 762,306
Civitas Resources, Inc. ................. 10,081 277,429
EQT Corp. ......................... 6,011 350,562
HF Sinclair Corp. ..................... 4,381 179,971
Matador Resources Co.
(b)
............... 5,639 269,093
Murphy Oil Corp.
(b)
.................... 13,088 294,480
Ovintiv, Inc. ......................... 9,930 377,836
Par Pacific Holdings, Inc.
(a)
.............. 890 23,612
PBF Energy, Inc. , Class A ............... 5,551 120,290
Scorpio Tankers, Inc. .................. 1,202 47,034

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.
(b)
..................... 25,984 $ 642,065
4,456,262
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a)
................. 13,029 644,675
Copa Holdings SA , Class A .............. 442 48,607
SkyWest, Inc.
(a)
...................... 4,345 447,404
1,140,686
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)
................. 18,309 1,060,640
Pharmaceuticals — 1.2%
Atea Pharmaceuticals, Inc.
(a)
............. 14,243 51,275
Axsome Therapeutics, Inc.
(a)
............. 577 60,233
Corcept Therapeutics, Inc.
(a)
............. 5,336 391,662
Harmony Biosciences Holdings, Inc.
(a)
....... 2,776 87,722
Jazz Pharmaceuticals plc
(a)
.............. 3,241 343,935
Phibro Animal Health Corp. , Class A ........ 4,419 112,861
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 5,877 469,278
Tarsus Pharmaceuticals, Inc.
(a)
............ 978 39,619
Theravance Biopharma, Inc.
(a)
............ 1,157 12,762
Trevi Therapeutics, Inc.
(a)
............... 20,845 114,022
1,683,369
Professional Services — 2.4%
CACI International, Inc. , Class A
(a) (b)
........ 1,457 694,552
ExlService Holdings, Inc.
(a)
.............. 13,826 605,440
IBEX Holdings Ltd.
(a)
................... 6,017 175,095
ICF International, Inc. .................. 2,297 194,579
KBR, Inc. .......................... 5,991 287,209
Legalzoom.com, Inc.
(a)
................. 15,441 137,579
ManpowerGroup, Inc.
(b)
................. 24,419 986,528
Maximus, Inc. ....................... 1,872 131,414
RCM Technologies, Inc.
(a)
............... 1,774 41,813
TriNet Group, Inc.
(b)
................... 647 47,322
Willdan Group, Inc.
(a)
.................. 2,850 178,153
3,479,684
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............. 31,757 114,960
Compass, Inc. , Class A
(a)
................ 4,911 30,841
Kennedy-Wilson Holdings, Inc. ............ 6,974 47,423
Marcus & Millichap, Inc. ................ 1,767 54,265
Zillow Group, Inc. , Class A
(a)
............. 1,082 74,106
321,595
Residential REITs — 0.2%
Camden Property Trust ................. 2,945 331,872
Retail REITs — 3.3%
Agree Realty Corp. ................... 4,802 350,834
Brixmor Property Group, Inc. ............. 43,618 1,135,813
FrontView REIT, Inc. ................... 3,107 37,284
Kimco Realty Corp.
(b)
.................. 81,912 1,721,790
NNN REIT, Inc. ...................... 32,804 1,416,477
Urban Edge Properties ................. 10,332 192,795
4,854,993
Semiconductors & Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor Ltd.
(a)
....... 977 25,070
Ambarella, Inc.
(a)
..................... 3,885 256,662
Astera Labs, Inc.
(a)
.................... 3,087 279,127
Credo Technology Group Holding Ltd.
(a)
...... 8,705 805,996
Diodes, Inc.
(a)
....................... 251 13,275
Lattice Semiconductor Corp.
(a)
............ 2,780 136,192
Maxeon Solar Technologies Ltd.
(a)
.......... 26 80
MaxLinear, Inc.
(a)
..................... 6,726 95,576
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.
(a)
................. 3,186 $ 321,563
Power Integrations, Inc. ................ 1,402 78,372
Qorvo, Inc.
(a)
........................ 880 74,721
Rambus, Inc.
(a)
...................... 5,225 334,504
SiTime Corp.
(a)
....................... 1,695 361,171
Synaptics, Inc.
(a)
..................... 6,290 407,718
3,190,027
Software — 6.0%
(a)
ACI Worldwide, Inc. ................... 7,898 362,597
Alarm.com Holdings, Inc. ............... 7,008 396,443
Amplitude, Inc. , Class A ................ 7,783 96,509
Asana, Inc. , Class A ................... 6,151 83,039
Aurora Innovation, Inc. , Class A ........... 19,887 104,208
Box, Inc. , Class A ..................... 8,279 282,893
C3.ai, Inc. , Class A .................... 2,949 72,457
Clearwater Analytics Holdings, Inc. , Class A ... 14,571 319,542
Confluent, Inc. , Class A ................. 24,230 604,054
Dynatrace, Inc. ...................... 7,380 407,450
Elastic NV ......................... 13,167 1,110,373
Five9, Inc. ......................... 6,008 159,092
Freshworks, Inc. , Class A ............... 8,903 132,744
Gitlab, Inc. , Class A ................... 8,098 365,301
Guidewire Software, Inc. ................ 2,789 656,670
JFrog Ltd. .......................... 1,748 76,702
LiveRamp Holdings, Inc. ................ 8,535 281,996
Nutanix, Inc. , Class A .................. 5,692 435,096
Ooma, Inc. ......................... 27,441 353,989
PROS Holdings, Inc. .................. 3,856 60,385
Qualys, Inc. ........................ 3,832 547,478
RingCentral, Inc. , Class A ............... 5,026 142,487
Rubrik, Inc. , Class A ................... 623 55,815
SentinelOne, Inc. , Class A ............... 1,639 29,961
SoundThinking, Inc. ................... 2,698 35,222
Tenable Holdings, Inc. ................. 8,191 276,692
Unity Software, Inc. ................... 3,100 75,020
Varonis Systems, Inc. .................. 8,335 423,001
Verint Systems, Inc. ................... 1,648 32,416
Workiva, Inc. , Class A .................. 8,748 598,801
Zeta Global Holdings Corp. , Class A ........ 15,754 244,029
8,822,462
Specialized REITs — 1.3%
CubeSmart
(b)
........................ 42,683 1,814,028
Four Corners Property Trust, Inc. .......... 1,874 50,429
1,864,457
Specialty Retail — 4.2%
Abercrombie & Fitch Co. , Class A
(a)
......... 1,725 142,916
AutoNation, Inc.
(a)
..................... 540 107,271
Bath & Body Works, Inc. ................ 10,572 316,737
Boot Barn Holdings, Inc.
(a)
............... 1,300 197,600
Carvana Co. , Class A
(a)
................. 1,856 625,398
Chewy, Inc. , Class A
(a)
................. 5,645 240,590
Five Below, Inc.
(a)
..................... 4,578 600,542
Floor & Decor Holdings, Inc. , Class A
(a)
...... 3,597 273,228
Gap, Inc. (The) ...................... 17,205 375,241
Group 1 Automotive, Inc. ................ 1,157 505,273
Lithia Motors, Inc. , Class A .............. 3,056 1,032,378
Penske Automotive Group, Inc.
(b)
.......... 3,154 541,889
Revolve Group, Inc. , Class A
(a)
............ 14,778 296,299
RH
(a)
............................. 859 162,360
Urban Outfitters, Inc.
(a)
................. 3,339 242,211
Victoria's Secret & Co.
(a)
................ 3,962 73,376
Warby Parker, Inc. , Class A
(a)
............. 6,459 141,646

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
................ 4,205 $ 215,044
6,089,999
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. , Class A
(a)
............. 4,970 286,173
Textiles, Apparel & Luxury Goods — 1.5%
G-III Apparel Group Ltd.
(a) (b)
.............. 14,403 322,627
Ralph Lauren Corp. , Class A
(b)
............ 5,024 1,377,983
Skechers USA, Inc. , Class A
(a)
............ 3,013 190,120
Steven Madden Ltd. ................... 789 18,920
VF Corp. .......................... 19,538 229,572
2,139,222
Trading Companies & Distributors — 1.4%
BlueLinx Holdings, Inc.
(a)
................ 1,072 79,735
Boise Cascade Co. ................... 6,817 591,852
DNOW, Inc.
(a)
....................... 21,500 318,845
FTAI Aviation Ltd. ..................... 1,579 181,648
Herc Holdings, Inc. .................... 2,721 358,329
McGrath RentCorp .................... 570 66,097
Watsco, Inc. ........................ 995 439,412
2,035,918
Security
Shares
Shares Value
Water Utilities — 0.1%
H2O America ....................... 1,974 $ 102,589
Total Long-Term Investments — 99 .1%
(Cost: $ 137,882,499 ) .............................. 144,702,532
Short-Term Securities
Money Market Funds — 12.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(f)
................... 16,971,118 16,977,906
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 1,267,578 1,267,578
Total Short-Term Securities — 12 .5%
(Cost: $ 18,245,484 ) ............................... 18,245,484
Total Investments — 111 .6%
(Cost: $ 156,127,983 ) .............................. 162,948,016
Liabilities in Excess of Other Assets — (11.6) % ............ (16,872,398)
Net Assets — 100.0% ...............................
$ 146,075,618
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 14,356,475 $ 2,622,862
(a)
$ — $ (2,501) $ 1,070 $ 16,977,906 16,971,118 $ 14,786
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,490,443 — (222,865)
(a)
— — 1,267,578 1,267,578 29,066 —
$ (2,501) $ 1,070 $ 18,245,484 $ 43,852 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
9
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 13 09/19/25 $ 1,425 $ 39,358
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 39,358 $ — $ — $ — $ 39,358
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (201,261) $ — $ — $ — $ (201,261)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 92,639 $ — $ — $ — $ 92,639
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,472,465
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,900,062 $ — $ — $ 3,900,062
Air Freight & Logistics .................................... 474,281 — — 474,281
Automobile Components .................................. 1,526,625 — — 1,526,625
Banks ............................................... 7,653,281 — — 7,653,281
Beverages ........................................... 230,797 — — 230,797

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
10
Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ 8,724,809 $ — $ — $ 8,724,809
Broadline Retail ........................................ 137,052 — — 137,052
Building Products ....................................... 2,824,312 — — 2,824,312
Capital Markets ........................................ 6,119,344 — — 6,119,344
Chemicals ............................................ 1,378,571 — — 1,378,571
Commercial Services & Supplies ............................. 469,480 — — 469,480
Communications Equipment ................................ 1,293,890 — — 1,293,890
Construction & Engineering ................................ 4,510,122 — — 4,510,122
Consumer Finance ...................................... 2,914,444 — — 2,914,444
Consumer Staples Distribution & Retail ........................ 3,651,503 — — 3,651,503
Containers & Packaging .................................. 3,073,358 — — 3,073,358
Diversified Consumer Services .............................. 3,210,650 — — 3,210,650
Diversified REITs ....................................... 92,966 — — 92,966
Diversified Telecommunication Services ........................ 442,689 — — 442,689
Electric Utilities ........................................ 266,723 — — 266,723
Electrical Equipment ..................................... 1,701,226 — — 1,701,226
Electronic Equipment, Instruments & Components ................. 4,428,474 — — 4,428,474
Energy Equipment & Services .............................. 845,525 — — 845,525
Entertainment ......................................... 990,491 — — 990,491
Financial Services ...................................... 3,835,285 — — 3,835,285
Food Products ......................................... 420,686 — — 420,686
Gas Utilities ........................................... 1,521,795 — — 1,521,795
Ground Transportation ................................... 1,382,395 — — 1,382,395
Health Care Equipment & Supplies ........................... 1,499,772 — — 1,499,772
Health Care Providers & Services ............................ 4,676,678 — — 4,676,678
Health Care REITs ...................................... 727,325 — — 727,325
Health Care Technology .................................. 990,043 — — 990,043
Hotel & Resort REITs .................................... 266,124 — — 266,124
Hotels, Restaurants & Leisure .............................. 3,059,717 — — 3,059,717
Household Durables ..................................... 2,298,993 — — 2,298,993
Household Products ..................................... 140,691 — — 140,691
Industrial Conglomerates .................................. 132,038 — — 132,038
Industrial REITs ........................................ 1,791,318 — — 1,791,318
Insurance ............................................ 4,735,850 — — 4,735,850
Interactive Media & Services ............................... 1,325,147 — — 1,325,147
IT Services ........................................... 350,817 — — 350,817
Leisure Products ....................................... 604,580 — — 604,580
Life Sciences Tools & Services .............................. 635,254 — — 635,254
Machinery ............................................ 4,826,295 — — 4,826,295
Media ............................................... 1,697,638 — — 1,697,638
Metals & Mining ........................................ 3,517,991 — — 3,517,991
Multi-Utilities .......................................... 1,545,477 — — 1,545,477
Oil, Gas & Consumable Fuels ............................... 4,456,262 — — 4,456,262
Passenger Airlines ...................................... 1,140,686 — — 1,140,686
Personal Care Products .................................. 1,060,640 — — 1,060,640
Pharmaceuticals ....................................... 1,683,369 — — 1,683,369
Professional Services .................................... 3,479,684 — — 3,479,684
Real Estate Management & Development ....................... 321,595 — — 321,595
Residential REITs ....................................... 331,872 — — 331,872
Retail REITs .......................................... 4,854,993 — — 4,854,993
Semiconductors & Semiconductor Equipment .................... 3,190,027 — — 3,190,027
Software ............................................. 8,822,462 — — 8,822,462
Specialized REITs ...................................... 1,864,457 — — 1,864,457
Specialty Retail ........................................ 6,089,999 — — 6,089,999
Technology Hardware, Storage & Peripherals .................... 286,173 — — 286,173
Textiles, Apparel & Luxury Goods ............................ 2,139,222 — — 2,139,222
Trading Companies & Distributors ............................ 2,035,918 — — 2,035,918
Water Utilities ......................................... 102,589 — — 102,589
Short-Term Securities
Money Market Funds ...................................... 18,245,484 — — 18,245,484
$ 162,948,016 $ — $ — $ 162,948,016
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Advantage SMID Cap V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 39,358 $ — $ — $ 39,358
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
BlackRock
Advantage
SMID Cap V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 144,702,532
Investments, at value — affiliated
(c)
.......................................................................................... 18,245,484
Cash ............................................................................................................. 946
Cash pledged: –
Futures contracts .................................................................................................... 141,000
Foreign currency, at value
(d)
............................................................................................... 716
Receivables: –
Investments sold .................................................................................................... 634,104
Securities lending income — affiliated ...................................................................................... 1,722
Capital shares sold ................................................................................................... 95,940
Dividends — unaffiliated ............................................................................................... 94,268
Dividends — affiliated ................................................................................................. 4,441
Variation margin on futures contracts ....................................................................................... 2,085
Prepaid e xpenses ..................................................................................................... 1,262
Total a ssets .........................................................................................................
163,924,500
LIABILITIES
Collateral on securities loaned ............................................................................................. 16,981,435
Payables: –
Investments purchased ................................................................................................ 613,131
Capital shares redeemed ............................................................................................... 49,306
Distribution fees ..................................................................................................... 2,505
Interest expense .................................................................................................... 171
Investment advisory fees .............................................................................................. 50,319
Professional fees .................................................................................................... 16,854
Transfer agent fees .................................................................................................. 86,383
Variation margin on futures contracts ....................................................................................... 72
Other accrued expenses ............................................................................................... 48,706
Total li abilities ........................................................................................................
17,848,882
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 146,075,618
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 134,521,591
Accumulated earnings .................................................................................................. 11,554,027
NET ASSETS ........................................................................................................
$ 146,075,618
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 137,882,499
(b)
  Securities loaned, at value ...................................................................................... $ 16,635,361
(c)
  Investments, at cost — affiliated ................................................................................... $ 18,245,484
(d)
  Foreign currency, at cost ....................................................................................... $ 769
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage SMID
Cap V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 133,473,524
Shares outstanding ...................................................................................................
5,673,153
Net asset value .....................................................................................................
$ 23.53
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 12,602,094
Shares outstanding ...................................................................................................
1,157,503
Net asset value .....................................................................................................
$ 10.89
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
Advantage
SMID Cap V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 931,305
Dividends — affiliated ................................................................................................. 29,066
Interest — unaffiliated ................................................................................................. 2,766
Securities lending income — affiliated — net ................................................................................. 14,786
Foreign taxes withheld ................................................................................................ (42)
Total investment income .................................................................................................
977,881
EXPENSES
Investment advisory .................................................................................................. 558,583
Transfer agent — class specific .......................................................................................... 151,056
Professional ....................................................................................................... 45,209
Distribution — class specific ............................................................................................ 20,420
Accounting services .................................................................................................. 18,693
Custodian ......................................................................................................... 15,768
Printing and postage ................................................................................................. 5,261
Directors and Officer ................................................................................................. 4,066
Transfer agent ...................................................................................................... 2,482
Miscellaneous ...................................................................................................... 2,296
Total expenses excluding interest expense .....................................................................................
823,834
Interest expense .................................................................................................... 434
Total expenses .......................................................................................................
824,268
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (242,654)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (151,056)
Total expenses after fees waived and/or reimbursed ..............................................................................
430,558
Net investment income ..................................................................................................
547,323
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,312,693)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 3,806,098
Investments — affiliated ............................................................................................. (2,501)
Futures contracts .................................................................................................. (201,261)
A
3,602,336
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (5,008,776)
Investments — affiliated ............................................................................................. 1,070
Foreign currency translations .......................................................................................... 38
Futures contracts .................................................................................................. 92,639
A
(4,915,029)
Net realized and unrealized loss ............................................................................................
(1,312,693)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (765,370)

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock Advantage SMID Cap V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 547,323  $ 1,179,911
Net realized gain .................................................................................. 3,602,336  18,574,151
Net change in unrealized appreciation (depreciation) .......................................................... (4,915,029) (1,742,903)
Net increase (decrease) in net assets resulting from operations ..................................................... (765,370) 18,011,159
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (1,102,755)
Class III ....................................................................................... —  (249,871)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (1,352,626)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (14,890,296) (13,216,065)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (15,655,666) 3,442,468
Beginning of period .................................................................................. 161,731,284  158,288,816
End of period ......................................................................................
$ 146,075,618  $ 161,731,284
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
BlackRock Advantage SMID Cap V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 23.56  $ 21.18  $ 17.98  $ 21.92  $ 27.49  $ 24.65
Net investment income
(a)
...................
0 .09  0 .17  0 .22  0 .20  0 .23  0 .28
Net realized and unrealized gain (loss) ..........
( 0 .12 ) 2 .39  3 .17  ( 3 .82 ) 3 .13  4 .57
Net increase (decrease) from investment operations .. (0.03) 2.56  3.39  (3.62) 3.36  4.85
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .18 ) ( 0 .19 ) ( 0 .18 ) ( 0 .26 ) ( 0 .30 )
From net realized gain ..................... —  —  —  ( 0 .14 ) ( 8 .67 ) ( 1 .71 )
Total distributions .......................... —  (0.18) (0.19) (0.32) (8.93) (2.01)
Net asset value, end of period ................ $ 23.53  $ 23.56  $ 21.18  $ 17.98  $ 21.92  $ 27.49
Total Return
(c)
Based on net asset value .................... (0.13)%
(d)
12.05% 18.88% (16.48)% 13.64% 19.96%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.08%
(f)
1.08% 1.11% 1.07% 1.09% 1.06%
Total expenses after fees waived and/or reimbursed ..
0.55%
(f)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .....................
0.76%
(f)
0.76% 1.17% 1.07% 0.80% 1.12%
Supplemental Data
Net assets, end of period (000) ................ $ 133,474  $ 143,761  $ 143,298  $ 135,137  $ 179,034  $ 177,134
Portfolio turnover rate ....................... 56% 115% 120% 124% 216% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Advantage SMID Cap V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 10.91  $ 9.90  $ 8.50  $ 10.57  $ 17.50  $ 16.33
Net investment income
(a)
...................
0 .03  0 .06  0 .10  0 .08  0 .10  0 .14
Net realized and unrealized gain (loss) ..........
( 0 .05 ) 1 .11  1 .48  ( 1 .86 ) 1 .85  3 .00
Net increase (decrease) from investment operations .. (0.02) 1.17  1.58  (1.78) 1.95  3.14
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .16 ) ( 0 .18 ) ( 0 .15 ) ( 0 .21 ) ( 0 .26 )
From net realized gain ..................... —  —  —  ( 0 .14 ) ( 8 .67 ) ( 1 .71 )
Total distributions .......................... —  (0.16) (0.18) (0.29) (8.88) (1.97)
Net asset value, end of period ................ $ 10.89  $ 10.91  $ 9.90  $ 8.50  $ 10.57  $ 17.50
Total Return
(c)
Based on net asset value .................... (0.18)%
(d)
11.70% 18.63% (16.68)% 13.35% 19.65%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.34%
(f)
1.33% 1.37% 1.33% 1.34% 1.29%
Total expenses after fees waived and/or reimbursed ..
0.80%
(f)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .....................
0.49%
(f)
0.53% 1.06% 0.83% 0.56% 0.87%
Supplemental Data
Net assets, end of period (000) ................ $ 12,602  $ 17,970  $ 14,991  $ 6,301  $ 7,027  $ 6,553
Portfolio turnover rate ....................... 56% 115% 120% 124% 216% 119%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Advantage
SMID Cap V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 3,179,336 $ (3,179,336) $ — $ —
Goldman Sachs & Co. LLC .......................... 8,998,076 (8,998,076) — —
J.P. Morgan Securities LLC .......................... 3,077,768 (3,077,768) — —
Morgan Stanley .................................. 623,680 (623,680) — —
National Financial Services LLC ....................... 49,035 (49,035) — —
State Street Bank & Trust Co. ........................ 551,261 (551,261) — —
Toronto-Dominion Bank ............................ 156,205 (156,205) — —
$ 16,635,361 $ (16,635,361) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $20,420.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 520 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 134,017 $ 17,039 $ 151,056
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .01
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 87,600
Class III ...................................................................................................... 16,224
$ 103,824

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $242,134, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $3,329 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Class I Class III
Expense Limitations .................................................................................. 0 .55% 0 .80%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 46,415
Class III ...................................................................................................... 817
$ 47,232

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $83,702,752 and $97,961,052, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Purchases ............................................................................................................... $ 2,524,316
Sales ................................................................................................................... 4,188,662
Net Realized Gain .......................................................................................................... 565,198
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Advantage SMID Cap V.I. Fund ................................ $ 156,194,836 $ 17,740,988 $ (10,948,450) $ 6,792,538

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
24
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Advantage SMID Cap V.I. Fund
Class I
Shares sold .............................................
31,552 $ 724,158 280,829 $ 6,485,051
Shares issued in reinvestment of distributions ........................
— — 44,866 1,102,755
Shares redeemed .........................................
(460,989) (10,490,592) (989,323) (22,226,132)
(429,437) $ (9,766,434) (663,628) $ (14,638,326)
Class III
Shares sold .............................................
232,954 $ 2,497,692 379,181 $ 3,965,339
Shares issued in reinvestment of distributions ........................
— — 21,948 249,870
Shares redeemed .........................................
(721,836) (7,621,554) (269,214) (2,792,948)
(488,882) $ (5,123,862) 131,915 $ 1,422,261
(918,319) $ (14,890,296) (531,713) $ (13,216,065)

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
26
Portfolio Abbreviation
REIT Real Estate Investment Trust

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 5.0%
Boeing Co. (The)
(a)
.................... 29,617 $ 6,205,650
L3Harris Technologies, Inc.
(b)
............. 28,274 7,092,250
RTX Corp. ......................... 12,096 1,766,258
15,064,158
Automobile Components — 2.1%
Aptiv plc
(a)
.......................... 79,388 5,415,850
Lear Corp. ......................... 9,534 905,539
6,321,389
Automobiles — 1.4%
General Motors Co. ................... 86,117 4,237,818
Banks — 11.4%
Citigroup, Inc. ....................... 126,091 10,732,866
First Citizens BancShares, Inc. , Class A ...... 5,077 9,932,998
Flagstar Financial, Inc. ................. 116,310 1,232,886
JPMorgan Chase & Co. ................ 5,526 1,602,043
Wells Fargo & Co. .................... 138,301 11,080,677
34,581,470
Broadline Retail — 3.8%
(a)
Amazon.com, Inc. .................... 41,767 9,163,262
PDD Holdings, Inc. , ADR ................ 21,518 2,252,074
11,415,336
Building Products — 0.6%
Johnson Controls International plc ......... 17,214 1,818,143
Capital Markets — 3.3%
Carlyle Group, Inc. (The)
(b)
............... 28,326 1,455,956
Charles Schwab Corp. (The) ............. 18,527 1,690,404
Intercontinental Exchange, Inc.
(b)
.......... 36,724 6,737,752
9,884,112
Chemicals — 2.3%
International Flavors & Fragrances, Inc. ...... 20,062 1,475,560
PPG Industries, Inc. ................... 47,450 5,397,438
6,872,998
Commercial Services & Supplies — 1.3%
Rentokil Initial plc ..................... 834,160 4,024,629
Communications Equipment — 1.0%
Cisco Systems, Inc. ................... 45,969 3,189,329
Consumer Staples Distribution & Retail — 2.2%
Dollar General Corp. .................. 59,240 6,775,871
Containers & Packaging — 1.5%
Sealed Air Corp. ..................... 148,857 4,619,033
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. ............ 33,392 1,444,872
Electric Utilities — 0.9%
Entergy Corp. ....................... 19,123 1,589,504
PG&E Corp. ........................ 71,616 998,327
2,587,831
Electronic Equipment, Instruments & Components — 0.2%
Ralliant Corp.
(a)
...................... 15,556 754,326
Entertainment — 1.8%
Electronic Arts, Inc. ................... 34,833 5,562,830
Security
Shares
Shares Value
Financial Services — 3.7%
Fidelity National Information Services, Inc. .... 106,486 $ 8,669,025
Visa, Inc. , Class A .................... 7,029 2,495,647
11,164,672
Food Products — 1.8%
Kraft Heinz Co. (The)
(b)
................. 207,891 5,367,746
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc. ................ 198,043 5,996,742
Becton Dickinson & Co. ................ 8,280 1,426,230
Medtronic plc ....................... 47,948 4,179,627
11,602,599
Health Care Providers & Services — 8.5%
Cardinal Health, Inc. ................... 51,819 8,705,592
Cigna Group (The) .................... 4,860 1,606,619
CVS Health Corp. .................... 90,021 6,209,649
Elevance Health, Inc. .................. 10,239 3,982,561
Labcorp Holdings, Inc.
(b)
................ 20,269 5,320,815
25,825,236
Household Durables — 1.4%
Sony Group Corp. , ADR ................ 161,688 4,208,739
Insurance — 2.7%
American International Group, Inc. ......... 16,240 1,389,982
Fidelity National Financial, Inc. , Class A ...... 95,521 5,354,907
Willis Towers Watson plc ................ 4,495 1,377,717
8,122,606
Interactive Media & Services — 2.5%
Alphabet, Inc. , Class C ................. 30,190 5,355,403
Pinterest, Inc. , Class A
(a)
................ 65,170 2,336,996
7,692,399
IT Services — 0.5%
Cognizant Technology Solutions Corp. , Class A . 19,200 1,498,176
Machinery — 1.4%
CNH Industrial NV
(b)
................... 137,454 1,781,404
Fortive Corp. ........................ 46,309 2,414,088
4,195,492
Media — 3.8%
Comcast Corp. , Class A ................ 181,412 6,474,594
WPP plc ........................... 724,707 5,102,655
11,577,249
Metals & Mining — 0.5%
Teck Resources Ltd. , Class B ............ 38,441 1,554,577
Multi-Utilities — 3.4%
Dominion Energy, Inc. .................. 92,365 5,220,470
Sempra ........................... 69,207 5,243,814
10,464,284
Oil, Gas & Consumable Fuels — 5.8%
BP plc , ADR ........................ 222,875 6,670,649
Enterprise Products Partners LP ........... 44,748 1,387,636
Hess Corp. ......................... 19,786 2,741,152
Shell plc ........................... 198,256 6,917,063
17,716,500
Pharmaceuticals — 2.8%
AstraZeneca plc ..................... 8,196 1,140,630
Bristol-Myers Squibb Co. ................ 48,780 2,258,026
Sanofi SA , ADR
(b)
..................... 108,451 5,239,268
8,637,924

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Basic Value V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Professional Services — 3.4%
Leidos Holdings, Inc. .................. 9,507 $ 1,499,824
SS&C Technologies Holdings, Inc. ......... 105,523 8,737,305
10,237,129
Semiconductors & Semiconductor Equipment — 3.5%
NVIDIA Corp. ....................... 19,470 3,076,065
STMicroelectronics NV, NYRS , ADR ........ 251,190 7,638,688
10,714,753
Technology Hardware, Storage & Peripherals — 7.2%
HP, Inc. ........................... 171,606 4,197,483
Samsung Electronics Co. Ltd. ............ 212,187 9,383,253
Western Digital Corp. .................. 131,426 8,409,950
21,990,686
Textiles, Apparel & Luxury Goods — 1.2%
Swatch Group AG (The) , ADR
(b)
........... 440,303 3,553,245
Tobacco — 1.8%
British American Tobacco plc , ADR ......... 115,501 5,466,662
Total Long-Term Investments — 99 .0%
(Cost: $ 262,054,478 ) .............................. 300,744,819
Short-Term Securities
Money Market Funds — 6.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 19,227,303 19,234,994
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 752,194 752,194
Total Short-Term Securities — 6 .6%
(Cost: $ 19,987,188 ) ............................... 19,987,188
Total Investments — 105 .6%
(Cost: $ 282,041,666 ) .............................. 320,732,007
Liabilities in Excess of Other Assets — (5.6) % ............. (17,122,635)
Net Assets — 100.0% ...............................
$ 303,609,372
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,525,720 $ — $ (8,289,858)
(a)
$ (1,598) $ 730 $ 19,234,994 19,227,303 $ 112,343
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 4,327,006 — (3,574,812)
(a)
— — 752,194 752,194 52,592 —
$ (1,598) $ 730 $ 19,987,188 $ 164,935 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Basic Value V.I. Fund
4
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Basic Value V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 15,064,158 $ — $ — $ 15,064,158
Automobile Components .................................. 6,321,389 — — 6,321,389
Automobiles .......................................... 4,237,818 — — 4,237,818
Banks ............................................... 34,581,470 — — 34,581,470
Broadline Retail ........................................ 11,415,336 — — 11,415,336
Building Products ....................................... 1,818,143 — — 1,818,143
Capital Markets ........................................ 9,884,112 — — 9,884,112
Chemicals ............................................ 6,872,998 — — 6,872,998
Commercial Services & Supplies ............................. — 4,024,629 — 4,024,629
Communications Equipment ................................ 3,189,329 — — 3,189,329
Consumer Staples Distribution & Retail ........................ 6,775,871 — — 6,775,871
Containers & Packaging .................................. 4,619,033 — — 4,619,033
Diversified Telecommunication Services ........................ 1,444,872 — — 1,444,872
Electric Utilities ........................................ 2,587,831 — — 2,587,831
Electronic Equipment, Instruments & Components ................. 754,326 — — 754,326
Entertainment ......................................... 5,562,830 — — 5,562,830
Financial Services ...................................... 11,164,672 — — 11,164,672
Food Products ......................................... 5,367,746 — — 5,367,746
Health Care Equipment & Supplies ........................... 11,602,599 — — 11,602,599
Health Care Providers & Services ............................ 25,825,236 — — 25,825,236
Household Durables ..................................... 4,208,739 — — 4,208,739
Insurance ............................................ 8,122,606 — — 8,122,606
Interactive Media & Services ............................... 7,692,399 — — 7,692,399
IT Services ........................................... 1,498,176 — — 1,498,176
Machinery ............................................ 4,195,492 — — 4,195,492
Media ............................................... 6,474,594 5,102,655 — 11,577,249
Metals & Mining ........................................ 1,554,577 — — 1,554,577
Multi-Utilities .......................................... 10,464,284 — — 10,464,284
Oil, Gas & Consumable Fuels ............................... 10,799,437 6,917,063 — 17,716,500
Pharmaceuticals ....................................... 7,497,294 1,140,630 — 8,637,924
Professional Services .................................... 10,237,129 — — 10,237,129
Semiconductors & Semiconductor Equipment .................... 10,714,753 — — 10,714,753
Technology Hardware, Storage & Peripherals .................... 12,607,433 9,383,253 — 21,990,686
Textiles, Apparel & Luxury Goods ............................ 3,553,245 — — 3,553,245
Tobacco ............................................. 5,466,662 — — 5,466,662
Short-Term Securities
Money Market Funds ...................................... 19,987,188 — — 19,987,188
$ 294,163,777 $ 26,568,230 $ — $ 320,732,007

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
BlackRock
Basic Value V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 300,744,819
Investments, at value — affiliated
(c)
.......................................................................................... 19,987,188
Cash ............................................................................................................. 24,379
Receivables: –
Investments sold .................................................................................................... 2,211,634
Securities lending income — affiliated ...................................................................................... 24,427
Capital shares sold ................................................................................................... 100,575
Dividends — unaffiliated ............................................................................................... 723,460
Dividends — affiliated ................................................................................................. 7,521
Prepaid e xpenses ..................................................................................................... 40,065
Total a ssets .........................................................................................................
323,864,068
LIABILITIES
Foreign bank overdraft
(d)
................................................................................................. 9,516
Collateral on securities loaned ............................................................................................. 19,269,765
Payables: –
Capital shares redeemed ............................................................................................... 541,470
Distribution fees ..................................................................................................... 11,315
Interest expense .................................................................................................... 345
Investment advisory fees .............................................................................................. 147,098
Directors' and Officer's fees ............................................................................................. 87
Printing and postage fees .............................................................................................. 50,402
Professional fees .................................................................................................... 28,802
Transfer agent fees .................................................................................................. 185,472
Other accrued expenses ............................................................................................... 10,424
Total li abilities ........................................................................................................
20,254,696
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 303,609,372
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 247,082,237
Accumulated earnings .................................................................................................. 56,527,135
NET ASSETS ........................................................................................................
$ 303,609,372
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 262,054,478
(b)
  Securities loaned, at value ...................................................................................... $ 18,960,196
(c)
  Investments, at cost — affiliated ................................................................................... $ 19,987,188
(d)
  Foreign bank overdraft, at cost ................................................................................... $ 9,415
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Basic
Value V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 247,853,134
Shares outstanding ...................................................................................................
17,323,890
Net asset value .....................................................................................................
$ 14.31
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 55,756,238
Shares outstanding ...................................................................................................
3,957,439
Net asset value .....................................................................................................
$ 14.09
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Basic Value V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 3,826,079
Dividends — affiliated ................................................................................................. 52,592
Interest — unaffiliated ................................................................................................. 902
Securities lending income — affiliated — net ................................................................................. 112,343
Foreign taxes withheld ................................................................................................ (105,918)
Total investment income .................................................................................................
3,885,998
EXPENSES
Investment advisory .................................................................................................. 877,236
Transfer agent — class specific .......................................................................................... 283,349
Distribution — class specific ............................................................................................ 65,709
Professional ....................................................................................................... 49,663
Accounting services .................................................................................................. 21,996
Printing and postage ................................................................................................. 20,421
Custodian ......................................................................................................... 5,675
Directors and Officer ................................................................................................. 4,376
Transfer agent ...................................................................................................... 2,486
Miscellaneous ...................................................................................................... 1,936
Total expenses excluding interest expense .....................................................................................
1,332,847
Interest expense .................................................................................................... 414
Total expenses .......................................................................................................
1,333,261
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (961)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (187,738)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,144,562
Net investment income ..................................................................................................
2,741,436
REALIZED AND UNREALIZED GAIN (LOSS) $ 26,790,933
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 14,052,529
Investments — affiliated ............................................................................................. (1,598)
Foreign currency transactions ......................................................................................... 11,001
A
14,061,932
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 12,713,280
Investments — affiliated ............................................................................................. 730
Foreign currency translations .......................................................................................... 14,991
A
12,729,001
Net realized and unrealized gain ...........................................................................................
26,790,933
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 29,532,369

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Basic Value V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,741,436  $ 5,527,010
Net realized gain .................................................................................. 14,061,932  24,458,421
Net change in unrealized appreciation (depreciation) .......................................................... 12,729,001  1,982,861
Net increase in net assets resulting from operations ............................................................. 29,532,369  31,968,292
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (23,093,622)
Class III ....................................................................................... —  (4,857,509)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (27,951,131)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (20,872,498) (28,164,063)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 8,659,871  (24,146,902)
Beginning of period .................................................................................. 294,949,501  319,096,403
End of period ......................................................................................
$ 303,609,372  $ 294,949,501
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Basic Value V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 12.95  $ 12.94  $ 11.75  $ 13.99  $ 13.58  $ 13.75
Net investment income
(a)
....................
0 .13  0 .25  0 .24  0 .19  0 .20  0 .26
Net realized and unrealized gain (loss) ...........
1 .23  1 .11  1 .70  ( 0 .90 ) 2 .68  0 .18
Net increase (decrease) from investment operations ... 1.36  1.36  1.94  (0.71) 2.88  0.44
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .29 ) ( 0 .23 ) ( 0 .19 ) ( 0 .20 ) ( 0 .30 )
From net realized gain ...................... —  ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 ) ( 0 .31 )
Total distributions ........................... —  (1.35) (0.75) (1.53) (2.47) (0.61)
Net asset value, end of period ................. $ 14.31  $ 12.95  $ 12.94  $ 11.75  $ 13.99  $ 13.58
Total Return
(c)
Based on net asset value ..................... 10.50%
(d)
10.37% 16.61% (4.92)% 21.67% 3.43%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.87%
(f)
0.86% 0.86% 0.84% 0.85% 0.87%
Total expenses after fees waived and/or reimbursed ...
0.73%
(f)
0.72% 0.73% 0.71% 0.72% 0.73%
Net investment income ......................
1.92%
(f)
1.81% 1.93% 1.44% 1.32% 2.14%
Supplemental Data
Net assets, end of period (000) ................. $ 247,853  $ 242,366  $ 249,087  $ 243,526  $ 287,095  $ 270,007
Portfolio turnover rate ........................ 33% 41% 39% 63% 67% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Basic Value V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 12.77  $ 12.77  $ 11.61  $ 13.83  $ 13.46  $ 13.62
Net investment income
(a)
....................
0 .11  0 .21  0 .20  0 .15  0 .16  0 .23
Net realized and unrealized gain (loss) ...........
1 .21  1 .10  1 .68  ( 0 .88 ) 2 .65  0 .16
Net increase (decrease) from investment operations ... 1.32  1.31  1.88  (0.73) 2.81  0.39
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .25 ) ( 0 .20 ) ( 0 .15 ) ( 0 .17 ) ( 0 .24 )
From net realized gain ...................... —  ( 1 .06 ) ( 0 .52 ) ( 1 .34 ) ( 2 .27 ) ( 0 .31 )
Total distributions ........................... —  (1.31) (0.72) (1.49) (2.44) (0.55)
Net asset value, end of period ................. $ 14.09  $ 12.77  $ 12.77  $ 11.61  $ 13.83  $ 13.46
Total Return
(c)
Based on net asset value ..................... 10.34%
(d)
10.05% 16.24% (5.12)% 21.34% 3.13%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.12%
(f)
1.12% 1.12% 1.11% 1.11% 1.12%
Total expenses after fees waived and/or reimbursed ...
1.01%
(f)
1.01% 1.01% 0.99% 0.99% 1.01%
Net investment income ......................
1.66%
(f)
1.54% 1.65% 1.16% 1.04% 1.94%
Supplemental Data
Net assets, end of period (000) ................. $ 55,756  $ 52,583  $ 70,009  $ 63,262  $ 74,157  $ 33,584
Portfolio turnover rate ........................ 33% 41% 39% 63% 67% 89%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Basic Value V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $65,709.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 704,511 $ (704,511) $ — $ —
Citigroup Global Markets, Inc. ........................ 7,844,969 (7,844,969) — —
Goldman Sachs & Co. LLC .......................... 6,525,477 (6,525,477) — —
J.P. Morgan Securities LLC .......................... 2,506,000 (2,506,000) — —
Morgan Stanley .................................. 565,458 (565,458) — —
SG Americas Securities LLC ......................... 813,781 (813,781) — —
$ 18,960,196 $ (18,960,196) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 961 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 231,961 $ 51,388 $ 283,349
Class I ................................................................................................................
0 .06%
Class III ...............................................................................................................
0 .09
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 160,006
Class III ...................................................................................................... 27,732
$ 187,738
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $26,239 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $96,867,125 and $113,720,694, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Basic Value V.I. Fund ....................................... $ 281,333,213 $ 53,188,003 $ (13,789,209) $ 39,398,794

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Basic Value V.I. Fund
Class I
Shares sold .............................................
154,671 $ 2,072,163 280,390 $ 3,843,862
Shares issued in reinvestment of distributions ........................
— — 1,752,878 23,093,622
Shares redeemed .........................................
(1,546,548) (20,804,547) (2,569,925) (35,626,604)
(1,391,877) $ (18,732,384) (536,657) $ (8,689,120)
Class III
Shares sold .............................................
122,166 $ 1,580,312 351,172 $ 4,754,339
Shares issued in reinvestment of distributions ........................
— — 373,762 4,857,509
Shares redeemed .........................................
(282,351) (3,720,426) (2,090,931) (29,086,791)
(160,185) $ (2,140,114) (1,365,997) $ (19,474,943)
(1,552,062) $ (20,872,498) (1,902,654) $ (28,164,063)

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................. 746 $ 617,643
TransDigm Group, Inc. ................. 1,040 1,581,466
2,199,109
Automobiles — 3.6%
Ferrari NV
(b)
........................ 2,619 1,285,248
Tesla, Inc.
(a)
......................... 5,400 1,715,364
3,000,612
Broadline Retail — 9.0%
Amazon.com, Inc.
(a)
................... 34,063 7,473,082
Building Products — 1.6%
Trane Technologies plc ................. 2,977 1,302,170
Capital Markets — 4.0%
Blue Owl Capital, Inc. , Class A
(b)
........... 34,609 664,839
KKR & Co., Inc. ...................... 13,072 1,738,968
S&P Global, Inc. ..................... 1,794 945,958
3,349,765
Chemicals — 0.7%
Sherwin-Williams Co. (The) .............. 1,708 586,459
Commercial Services & Supplies — 0.3%
Copart, Inc.
(a)
....................... 5,533 271,504
Electrical Equipment — 0.6%
Vertiv Holdings Co. , Class A ............. 3,846 493,865
Entertainment — 6.1%
(a)
Netflix, Inc. ......................... 2,419 3,239,355
Spotify Technology SA ................. 2,361 1,811,690
5,051,045
Financial Services — 4.2%
Visa, Inc. , Class A .................... 9,702 3,444,695
Health Care Equipment & Supplies — 3.1%
(a)
Boston Scientific Corp. ................. 9,777 1,050,148
Intuitive Surgical, Inc. .................. 2,835 1,540,567
2,590,715
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc. ........... 3,386 901,827
Interactive Media & Services — 7.1%
Meta Platforms, Inc. , Class A ............. 7,961 5,875,934
IT Services — 0.4%
Shopify, Inc. , Class A
(a)
................. 2,637 304,178
Life Sciences Tools & Services — 1.2%
Danaher Corp. ...................... 5,060 999,552
Media — 1.2%
Charter Communications, Inc. , Class A
(a)
..... 2,508 1,025,295
Pharmaceuticals — 3.0%
Eli Lilly & Co. ....................... 3,133 2,442,268
Real Estate Management & Development — 0.2%
CoStar Group, Inc.
(a)
................... 2,128 171,091
Semiconductors & Semiconductor Equipment — 21.8%
ASM International NV .................. 1,099 704,984
ASML Holding NV (Registered), NYRS , ADR
(b)
. 691 553,761
Broadcom, Inc. ...................... 18,201 5,017,106
NVIDIA Corp. ....................... 64,677 10,218,319
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 6,958 $ 1,575,917
18,070,087
Software — 19.2%
AppLovin Corp. , Class A
(a)
............... 4,856 1,699,988
Cadence Design Systems, Inc.
(a)
.......... 5,626 1,733,652
Fair Isaac Corp.
(a)
..................... 503 919,464
Intuit, Inc. .......................... 3,696 2,911,081
Microsoft Corp. ...................... 17,479 8,694,229
15,958,414
Specialty Retail — 1.0%
Carvana Co. , Class A
(a)
................. 2,461 829,259
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. ......................... 22,688 4,654,897
Total Common Stocks — 97 .7%
(Cost: $ 48,763,085 ) ............................... 80,995,823
Preferred Securities
Preferred Stocks — 2.7%
Interactive Media & Services — 2.7%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (c) (d)
................ 9,690 2,248,468
Total Preferred Securities — 2 .7%
(Cost: $ 1,061,774 ) ............................... 2,248,468
Total Long-Term Investments — 100.4%
(Cost: $ 49,824,859 ) ............................... 83,244,291
Short-Term Securities
Money Market Funds — 2.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 1,628,753 1,629,405
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 54,173 54,173
Total Short-Term Securities — 2 .0%
(Cost: $ 1,683,578 ) ............................... 1,683,578
Total Investments — 102 .4%
(Cost: $ 51,508,437 ) ............................... 84,927,869
Liabilities in Excess of Other Assets — (2.4) % ............. (2,004,017)
Net Assets — 100.0% ...............................
$ 82,923,852
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,248,468, representing 2.71% of its net assets as of period end, and an original cost of $1,061,774.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,629,302
(a)
$ — $ 103 $ — $ 1,629,405 1,628,753 $ 1,143
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 83,259 — (29,086)
(a)
— — 54,173 54,173 8,111 —
$ 103 $ — $ 1,683,578 $ 9,254 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Capital Appreciation V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,199,109 $ — $ — $ 2,199,109
Automobiles .......................................... 3,000,612 — — 3,000,612
Broadline Retail ........................................ 7,473,082 — — 7,473,082
Building Products ....................................... 1,302,170 — — 1,302,170
Capital Markets ........................................ 3,349,765 — — 3,349,765
Chemicals ............................................ 586,459 — — 586,459
Commercial Services & Supplies ............................. 271,504 — — 271,504
Electrical Equipment ..................................... 493,865 — — 493,865
Entertainment ......................................... 5,051,045 — — 5,051,045
Financial Services ...................................... 3,444,695 — — 3,444,695
Health Care Equipment & Supplies ........................... 2,590,715 — — 2,590,715
Hotels, Restaurants & Leisure .............................. 901,827 — — 901,827
Interactive Media & Services ............................... 5,875,934 — — 5,875,934
IT Services ........................................... 304,178 — — 304,178
Life Sciences Tools & Services .............................. 999,552 — — 999,552
Media ............................................... 1,025,295 — — 1,025,295
Pharmaceuticals ....................................... 2,442,268 — — 2,442,268
Real Estate Management & Development ....................... 171,091 — — 171,091
Semiconductors & Semiconductor Equipment .................... 17,365,103 704,984 — 18,070,087
Software ............................................. 15,958,414 — — 15,958,414
Specialty Retail ........................................ 829,259 — — 829,259
Technology Hardware, Storage & Peripherals .................... 4,654,897 — — 4,654,897
Preferred Securities ....................................... — — 2,248,468 2,248,468
Short-Term Securities
Money Market Funds ...................................... 1,683,578 — — 1,683,578
$ 81,974,417 $ 704,984 $ 2,248,468 $ 84,927,869
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 1,750,983 $ 1,750,983
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 497,485 497,485
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2025 .......................................................................................
$ 2,248,468 $ 2,248,468
Net change in unrealized appreciation on investments still held at June 30, 2025
(b)
..........................................................
$ 497,485 $ 497,485
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Capital Appreciation V.I. Fund
Schedule of Investments
5
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,248,468 Market Revenue Multiple 1.50x —
$ 2,248,468

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
BlackRock
Capital
Appreciation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 83,244,291
Investments, at value — affiliated
(c)
.......................................................................................... 1,683,578
Receivables: –
Investments sold .................................................................................................... 110,180
Securities lending income — affiliated ...................................................................................... 221
Capital shares sold ................................................................................................... 80,628
Dividends — unaffiliated ............................................................................................... 7,827
Dividends — affiliated ................................................................................................. 892
Total a ssets .........................................................................................................
85,127,617
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,624,424
Payables: –
Investments purchased ................................................................................................ 42,980
Capital shares redeemed ............................................................................................... 233,892
Distribution fees ..................................................................................................... 20,413
Interest expense .................................................................................................... 81
Investment advisory fees .............................................................................................. 36,750
Printing and postage fees .............................................................................................. 71,459
Professional fees .................................................................................................... 108,290
Transfer agent fees .................................................................................................. 53,528
Other accrued expenses ............................................................................................... 11,948
Total li abilities ........................................................................................................
2,203,765
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 82,923,852
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 44,152,756
Accumulated earnings .................................................................................................. 38,771,096
NET ASSETS ........................................................................................................
$ 82,923,852
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 49,824,859
(b)
  Securities loaned, at value ...................................................................................... $ 1,593,720
(c)
  Investments, at cost — affiliated ................................................................................... $ 1,683,578
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 772,271
Shares outstanding ...................................................................................................
93,634
Net asset value .....................................................................................................
$ 8.25
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 82,151,581
Shares outstanding ...................................................................................................
10,939,508
Net asset value .....................................................................................................
$ 7.51
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Capital
Appreciation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 60,326
Dividends — affiliated ................................................................................................. 8,111
Securities lending income — affiliated — net ................................................................................. 1,143
Foreign taxes withheld ................................................................................................ (3,895)
Total investment income .................................................................................................
65,685
EXPENSES
Investment advisory .................................................................................................. 245,163
Distribution — class specific ............................................................................................ 93,337
Transfer agent — class specific .......................................................................................... 75,568
Professional ....................................................................................................... 51,511
Printing and postage ................................................................................................. 44,201
Accounting services .................................................................................................. 15,092
Directors and Officer ................................................................................................. 3,536
Transfer agent ...................................................................................................... 3,002
Custodian ......................................................................................................... 1,536
Miscellaneous ...................................................................................................... 1,665
Total expenses excluding interest expense .....................................................................................
534,611
Interest expense .................................................................................................... 310
Total expenses .......................................................................................................
534,921
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (67,659)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (75,568)
Total expenses after fees waived and/or reimbursed ..............................................................................
391,694
Net investment loss ....................................................................................................
(326,009)
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,327,943
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 4,070,401
Investments — affiliated ............................................................................................. 103
Foreign currency transactions ......................................................................................... (45)
A
4,070,459
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 2,257,357
Foreign currency translations .......................................................................................... 127
A
2,257,484
Net realized and unrealized gain ...........................................................................................
6,327,943
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 6,001,934

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Capital Appreciation V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (326,009) $ (517,964)
Net realized gain .................................................................................. 4,070,459  69,538,431
Net change in unrealized appreciation (depreciation) .......................................................... 2,257,484  (34,458,531)
Net increase in net assets resulting from operations ............................................................. 6,001,934  34,561,936
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (366,508)
Class III ....................................................................................... —  (29,403,360)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (29,769,868)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (3,191,694) (117,302,055)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 2,810,240  (112,509,987)
Beginning of period .................................................................................. 80,113,612  192,623,599
End of period ......................................................................................
$ 82,923,852  $ 80,113,612
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Capital Appreciation V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ..........
$ 7.67  $ 8.50  $ 6.02  $ 10.19  $ 10.35  $ 7.99
Net investment loss
(a)
....................
( 0 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .01 ) ( 0 .04 ) ( 0 .03 )
Net realized and unrealized gain (loss) .........
0 .60  2 .89  2 .95  ( 3 .81 ) 2 .16  3 .36
Net increase (decrease) from investment operations . 0.58  2.86  2.93  (3.82) 2.12  3.33
Distributions from net realized gain
(b)
.......... —  (3.69) (0.45) (0.35) (2.28) (0.97)
Net asset value, end of period ............... $ 8.25  $ 7.67  $ 8.50  $ 6.02  $ 10.19  $ 10.35
Total Return
(c)
Based on net asset value ................... 7.56%
(d)
32.28%
(e)
49.00% (37.64)% 21.16% 41.91%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.97%
(g)
0.92% 1.04%
(h)
0.93% 0.92% 0.95%
Total expenses after fees waived and/or reimbursed .
0.79%
(g)
0.72% 0.91%
(h)
0.80% 0.79% 0.82%
Total expenses after fees waived and/or reimbursed
and excluding interest expense .............
0.79%
(g)
0.71% 0.91% 0.80% 0.79% 0.82%
Net investment loss .......................
(0.63)%
(g)
(0.32)% (0.22)% (0.08)% (0.35)% (0.33)%
Supplemental Data
Net assets, end of period (000) ............... $ 772  $ 1,075  $ 122,511  $ 100,146  $ 170,539  $ 162,334
Portfolio turnover rate ...................... 20% 26% 22% 66% 42% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 0.94% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Capital Appreciation V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ..........
$ 6.99  $ 8.11  $ 5.76  $ 9.80  $ 10.05  $ 7.80
Net investment loss
(a)
....................
( 0 .03 ) ( 0 .05 ) ( 0 .03 ) ( 0 .02 ) ( 0 .07 ) ( 0 .05 )
Net realized and unrealized gain (loss) .........
0 .55  2 .76  2 .81  ( 3 .67 ) 2 .10  3 .27
Net increase (decrease) from investment operations . 0.52  2.71  2.78  (3.69) 2.03  3.22
Distributions from net realized gain
(b)
.......... —  (3.83) (0.43) (0.35) (2.28) (0.97)
Net asset value, end of period ............... $ 7.51  $ 6.99  $ 8.11  $ 5.76  $ 9.80  $ 10.05
Total Return
(c)
Based on net asset value ................... 7.44%
(d)
31.93%
(e)
48.59% (37.81)% 20.89% 41.52%
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.42%
(g)
1.47% 1.29%
(h)
1.18% 1.17% 1.19%
Total expenses after fees waived and/or reimbursed .
1.04%
(g)
1.02% 1.17%
(h)
1.06% 1.05% 1.08%
Total expenses after fees waived and/or reimbursed
and excluding interest expense .............
1.04%
(g)
1.02% 1.17% 1.06% 1.05% 1.08%
Net investment loss .......................
(0.86)%
(g)
(0.50)% (0.47)% (0.34)% (0.61)% (0.59)%
Supplemental Data
Net assets, end of period (000) ............... $ 82,152  $ 79,039  $ 70,112  $ 58,793  $ 83,028  $ 73,627
Portfolio turnover rate ...................... 20% 26% 22% 66% 42% 37%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed, would have been 1.19% and 1.07%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Capital
Appreciation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Morgan Stanley .................................. $ 480,834 $ (480,834) $ — $ —
State Street Bank & Trust Co. ........................ 1,112,886 (1,112,886) — —
$ 1,593,720 $ (1,593,720) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $93,337.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $146.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the following amounts are included in transfer agent fees reimbursed by the Manager in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class III Total
Transfer agent fees - class specific ................................................................................ $ 75,568 $ 75,568
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .08
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 45,701
$ 45,701

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the following amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations:
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $246 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Class I Class III
Expense Limitations .................................................................................. 0 .79% 1 .04%
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
BlackRock Capital Appreciation V.I. Fund ......................................................................................... $ 67,513
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class III ...................................................................................................... $ 29,867
$ 29,867

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
6. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $15,163,651 and $18,492,752, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Capital Appreciation V.I. Fund ................................. $ 51,631,175 $ 33,630,279 $ (333,585) $ 33,296,694

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 21 .7%
Software ........................................................................................................... 19 .2
Interactive Media & Services .............................................................................................. 9 .7
Broadline Retail ....................................................................................................... 9 .0
Entertainment ........................................................................................................ 6 .1
Technology Hardware, Storage & Peripherals ................................................................................... 5 .6
Other
(a)
............................................................................................................. 28 .7
(a)
All other industries held were less than 5% of long-term investments.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Capital Appreciation V.I. Fund
Class I
Shares sold .............................................
1,098 $ 7,733 235,932 $ 2,177,893
Shares issued in reinvestment of distributions ........................
— — 45,069 366,508
Shares redeemed .........................................
(47,552) (371,276) (14,559,387) (137,237,748)
(46,454) $ (363,543) (14,278,386) $ (134,693,347)
Class III
Shares sold .............................................
797,945 $ 5,209,531 1,017,006 $ 9,634,307
Shares issued in reinvestment of distributions ........................
— — 3,963,057 29,403,360
Shares redeemed .........................................
(1,159,075) (8,037,682) (2,325,697) (21,646,375)
(361,130) $ (2,828,151) 2,654,366 $ 17,391,292
(407,584) $ (3,191,694) (11,624,020) $ (117,302,055)

Notes to Financial Statements
(unaudited) (continued)
19
Notes to Financial Statements
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Equity Dividend V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.8%
Airbus SE .......................... 8,282 $ 1,732,601
Boeing Co. (The)
(a)
.................... 7,819 1,638,315
L3Harris Technologies, Inc. .............. 22,023 5,524,249
Lockheed Martin Corp. ................. 3,120 1,444,997
RTX Corp. ......................... 9,356 1,366,163
11,706,325
Automobile Components — 0.4%
Lear Corp. ......................... 12,992 1,233,980
Automobiles — 0.7%
General Motors Co. ................... 45,349 2,231,624
Banks — 12.2%
Bank of America Corp. ................. 73,176 3,462,688
Citigroup, Inc. ....................... 126,740 10,788,109
First Citizens BancShares, Inc. , Class A ...... 4,505 8,813,897
JPMorgan Chase & Co. ................ 13,495 3,912,336
Wells Fargo & Co. .................... 129,936 10,410,472
37,387,502
Beverages — 0.6%
Keurig Dr Pepper, Inc.
(b)
................ 52,700 1,742,262
Broadline Retail — 2.5%
Amazon.com, Inc.
(a)
................... 35,233 7,729,768
Building Products — 0.8%
Allegion plc
(b)
........................ 5,747 828,258
Johnson Controls International plc ......... 15,551 1,642,496
2,470,754
Capital Markets — 3.5%
Carlyle Group, Inc. (The)
(b)
............... 63,042 3,240,359
Charles Schwab Corp. (The) ............. 23,216 2,118,228
Intercontinental Exchange, Inc. ........... 29,477 5,408,145
10,766,732
Chemicals — 2.4%
Air Products & Chemicals, Inc. ............ 8,611 2,428,819
International Flavors & Fragrances, Inc. ...... 24,624 1,811,095
PPG Industries, Inc. ................... 27,415 3,118,456
7,358,370
Commercial Services & Supplies — 0.8%
Rentokil Initial plc ..................... 517,582 2,497,214
Communications Equipment — 1.3%
Cisco Systems, Inc. ................... 56,633 3,929,198
Consumer Finance — 0.4%
Capital One Financial Corp. .............. 6,027 1,282,305
Consumer Staples Distribution & Retail — 1.7%
Dollar General Corp. .................. 46,755 5,347,837
Containers & Packaging — 1.4%
Crown Holdings, Inc. .................. 14,129 1,455,005
Sealed Air Corp. ..................... 90,739 2,815,631
4,270,636
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc. ............ 67,908 2,938,379
Electric Utilities — 2.9%
American Electric Power Co., Inc.
(b)
......... 14,536 1,508,255
Edison International ................... 20,083 1,036,283
Evergy, Inc. ......................... 22,300 1,537,139
Exelon Corp. ........................ 69,054 2,998,325
Security
Shares
Shares Value
Electric Utilities (continued)
PG&E Corp. ........................ 134,316 $ 1,872,365
8,952,367
Electronic Equipment, Instruments & Components — 0.1%
Ralliant Corp.
(a)
...................... 9,244 448,225
Entertainment — 1.9%
Electronic Arts, Inc. ................... 24,839 3,966,788
Walt Disney Co. (The) ................. 15,521 1,924,759
5,891,547
Financial Services — 2.2%
Fidelity National Information Services, Inc. .... 63,071 5,134,610
Visa, Inc. , Class A .................... 4,903 1,740,810
6,875,420
Food Products — 1.9%
(b)
Kraft Heinz Co. (The) .................. 154,166 3,980,566
Lamb Weston Holdings, Inc. ............. 36,883 1,912,384
5,892,950
Ground Transportation — 0.5%
CSX Corp. ......................... 51,016 1,664,652
Health Care Equipment & Supplies — 5.4%
Baxter International, Inc. ................ 197,539 5,981,481
Becton Dickinson & Co. ................ 25,962 4,471,955
Medtronic plc ....................... 68,683 5,987,097
16,440,533
Health Care Providers & Services — 6.9%
Cardinal Health, Inc. ................... 37,796 6,349,728
Cigna Group (The) .................... 4,788 1,582,817
CVS Health Corp.
(b)
................... 109,698 7,566,968
Elevance Health, Inc. .................. 7,480 2,909,421
Labcorp Holdings, Inc. ................. 10,145 2,663,164
21,072,098
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A
(b)
...... 62,354 988,934
Household Durables — 0.5%
Sony Group Corp. .................... 62,500 1,625,020
Industrial Conglomerates — 0.8%
Honeywell International, Inc. ............. 9,913 2,308,539
Industrial REITs — 0.6%
(b)
Rexford Industrial Realty, Inc. ............ 16,299 579,756
STAG Industrial, Inc. .................. 34,362 1,246,653
1,826,409
Insurance — 3.8%
American International Group, Inc. ......... 33,493 2,866,666
Fidelity National Financial, Inc. , Class A ...... 56,279 3,155,001
Willis Towers Watson plc ................ 18,622 5,707,643
11,729,310
Interactive Media & Services — 2.0%
Alphabet, Inc. , Class C ................. 26,380 4,679,548
Meta Platforms, Inc. , Class A ............. 2,170 1,601,655
6,281,203
IT Services — 0.9%
Cognizant Technology Solutions Corp. , Class A . 34,657 2,704,286
Leisure Products — 1.1%
Hasbro, Inc. ........................ 44,719 3,301,157

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 1.5%
CNH Industrial NV
(b)
................... 113,537 $ 1,471,439
Fortive Corp. ........................ 27,731 1,445,617
Westinghouse Air Brake Technologies Corp. ... 8,691 1,819,461
4,736,517
Media — 2.4%
Comcast Corp. , Class A ................ 142,694 5,092,749
WPP plc ........................... 303,829 2,139,257
7,232,006
Metals & Mining — 0.6%
Teck Resources Ltd. , Class B
(b)
........... 44,753 1,807,126
Multi-Utilities — 1.8%
Dominion Energy, Inc. .................. 43,760 2,473,315
Sempra ........................... 38,222 2,896,081
5,369,396
Oil, Gas & Consumable Fuels — 5.1%
BP plc ............................ 1,153,461 5,746,886
Enterprise Products Partners LP ........... 78,197 2,424,889
Hess Corp. ......................... 18,543 2,568,947
Shell plc ........................... 142,064 4,956,549
15,697,271
Pharmaceuticals — 2.7%
AstraZeneca plc ..................... 13,841 1,926,240
Bristol-Myers Squibb Co. ................ 16,000 740,640
Eli Lilly & Co. ....................... 1,856 1,446,808
Merck & Co., Inc.
(b)
.................... 9,460 748,854
Pfizer, Inc. ......................... 31,430 761,863
Sanofi SA .......................... 26,227 2,539,133
8,163,538
Professional Services — 3.6%
Leidos Holdings, Inc. .................. 16,766 2,645,004
SS&C Technologies Holdings, Inc.
(b)
........ 101,148 8,375,055
11,020,059
Residential REITs — 0.7%
AvalonBay Communities, Inc.
(b)
........... 9,790 1,992,265
Semiconductors & Semiconductor Equipment — 2.4%
Amkor Technology, Inc. ................. 35,367 742,353
Intel Corp. ......................... 42,722 956,973
NVIDIA Corp. ....................... 8,555 1,351,604
STMicroelectronics NV ................. 67,965 2,083,943
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 9,784 2,215,978
7,350,851
Software — 2.7%
Microsoft Corp. ...................... 13,489 6,709,563
Salesforce, Inc. ...................... 5,750 1,567,968
8,277,531
Specialized REITs — 1.1%
Crown Castle, Inc. .................... 33,207 3,411,355
Technology Hardware, Storage & Peripherals — 4.3%
Hewlett Packard Enterprise Co. ........... 128,643 2,630,750
HP, Inc. ........................... 149,168 3,648,649
Samsung Electronics Co. Ltd. , GDR
(c) (d)
...... 4,461 4,923,873
Western Digital Corp. .................. 30,230 1,934,418
13,137,690
Tobacco — 1.0%
British American Tobacco plc , ADR ......... 66,447 3,144,936
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
WESCO International, Inc. ............... 3,508 $ 649,682
Total Common Stocks — 95 .4%
(Cost: $ 254,757,673 ) .............................. 292,885,759
Preferred Securities
Preferred Stocks — 0.8%
Household Products — 0.8%
Henkel AG & Co. KGaA (Preference) ........ 31,917 2,508,152
Total Preferred Securities — 0 .8%
(Cost: $ 2,684,625 ) ............................... 2,508,152
Total Long-Term Investments — 96.2%
(Cost: $ 257,442,298 ) .............................. 295,393,911
Short-Term Securities
Money Market Funds — 9.5%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 17,271,974 17,278,883
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 11,823,408 11,823,408
Total Short-Term Securities — 9 .5%
(Cost: $ 29,102,291 ) ............................... 29,102,291
Total Investments — 105 .7%
(Cost: $ 286,544,589 ) .............................. 324,496,202
Liabilities in Excess of Other Assets — (5.7) % ............. (17,387,194)
Net Assets — 100.0% ...............................
$ 307,109,008
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Equity Dividend V.I. Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,863,366 $ 6,416,449
(a)
$ — $ (932) $ — $ 17,278,883 17,271,974 $ 20,667
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,477,942 345,466
(a)
— — — 11,823,408 11,823,408 214,213 —
$ (932) $ — $ 29,102,291 $ 234,880 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Equity Dividend V.I. Fund
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 9,973,724 $ 1,732,601 $ — $ 11,706,325
Automobile Components .................................. 1,233,980 — — 1,233,980
Automobiles .......................................... 2,231,624 — — 2,231,624
Banks ............................................... 37,387,502 — — 37,387,502
Beverages ........................................... 1,742,262 — — 1,742,262
Broadline Retail ........................................ 7,729,768 — — 7,729,768
Building Products ....................................... 2,470,754 — — 2,470,754
Capital Markets ........................................ 10,766,732 — — 10,766,732
Chemicals ............................................ 7,358,370 — — 7,358,370
Commercial Services & Supplies ............................. — 2,497,214 — 2,497,214
Communications Equipment ................................ 3,929,198 — — 3,929,198
Consumer Finance ...................................... 1,282,305 — — 1,282,305
Consumer Staples Distribution & Retail ........................ 5,347,837 — — 5,347,837
Containers & Packaging .................................. 4,270,636 — — 4,270,636
Diversified Telecommunication Services ........................ 2,938,379 — — 2,938,379
Electric Utilities ........................................ 8,952,367 — — 8,952,367
Electronic Equipment, Instruments & Components ................. 448,225 — — 448,225
Entertainment ......................................... 5,891,547 — — 5,891,547
Financial Services ...................................... 6,875,420 — — 6,875,420
Food Products ......................................... 5,892,950 — — 5,892,950
Ground Transportation ................................... 1,664,652 — — 1,664,652
Health Care Equipment & Supplies ........................... 16,440,533 — — 16,440,533
Health Care Providers & Services ............................ 21,072,098 — — 21,072,098
Health Care REITs ...................................... 988,934 — — 988,934
Household Durables ..................................... — 1,625,020 — 1,625,020
Industrial Conglomerates .................................. 2,308,539 — — 2,308,539
Industrial REITs ........................................ 1,826,409 — — 1,826,409
Insurance ............................................ 11,729,310 — — 11,729,310
Interactive Media & Services ............................... 6,281,203 — — 6,281,203
IT Services ........................................... 2,704,286 — — 2,704,286
Leisure Products ....................................... 3,301,157 — — 3,301,157
Machinery ............................................ 4,736,517 — — 4,736,517
Media ............................................... 5,092,749 2,139,257 — 7,232,006
Metals & Mining ........................................ 1,807,126 — — 1,807,126
Multi-Utilities .......................................... 5,369,396 — — 5,369,396
Oil, Gas & Consumable Fuels ............................... 4,993,836 10,703,435 — 15,697,271
Pharmaceuticals ....................................... 3,698,165 4,465,373 — 8,163,538
Professional Services .................................... 11,020,059 — — 11,020,059
Residential REITs ....................................... 1,992,265 — — 1,992,265
Semiconductors & Semiconductor Equipment .................... 5,266,908 2,083,943 — 7,350,851
Software ............................................. 8,277,531 — — 8,277,531
Specialized REITs ...................................... 3,411,355 — — 3,411,355
Technology Hardware, Storage & Peripherals .................... 8,213,817 4,923,873 — 13,137,690
Tobacco ............................................. 3,144,936 — — 3,144,936
Trading Companies & Distributors ............................ 649,682 — — 649,682
Preferred Securities ....................................... — 2,508,152 — 2,508,152
Short-Term Securities
Money Market Funds ...................................... 29,102,291 — — 29,102,291
$ 291,817,334 $ 32,678,868 $ — $ 324,496,202

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 295,393,911
Investments, at value — affiliated
(c)
.......................................................................................... 29,102,291
Foreign currency, at value
(d)
............................................................................................... 91,018
Receivables: –
Investments sold .................................................................................................... 216,634
Securities lending income — affiliated ...................................................................................... 3,226
Capital shares sold ................................................................................................... 31,271
Dividends — unaffiliated ............................................................................................... 481,366
Dividends — affiliated ................................................................................................. 38,688
Prepaid e xpenses ..................................................................................................... 46,771
Total a ssets .........................................................................................................
325,405,176
LIABILITIES
Bank overdraft ........................................................................................................ 1,531
Collateral on securities loaned ............................................................................................. 17,287,469
Payables: –
Investments purchased ................................................................................................ 297,874
Capital shares redeemed ............................................................................................... 271,174
Distribution fees ..................................................................................................... 47,121
Interest expense .................................................................................................... 335
Investment advisory fees .............................................................................................. 147,580
Professional fees .................................................................................................... 20,039
Transfer agent fees .................................................................................................. 177,549
Other accrued expenses ............................................................................................... 45,496
Total li abilities ........................................................................................................
18,296,168
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 307,109,008
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 256,493,768
Accumulated earnings .................................................................................................. 50,615,240
NET ASSETS ........................................................................................................
$ 307,109,008
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 257,442,298
(b)
  Securities loaned, at value ...................................................................................... $ 16,943,913
(c)
  Investments, at cost — affiliated ................................................................................... $ 29,102,291
(d)
  Foreign currency, at cost ....................................................................................... $ 90,977

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
7
Statement of Assets and Liabilities
BlackRock
Equity Dividend
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 56,719,205
Shares outstanding ...................................................................................................
4,889,407
Net asset value .....................................................................................................
$ 11.60
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 250,389,803
Shares outstanding ...................................................................................................
21,668,887
Net asset value .....................................................................................................
$ 11.56
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Equity Dividend
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 3,742,724
Dividends — affiliated ................................................................................................. 214,213
Interest — unaffiliated ................................................................................................. 60
Securities lending income — affiliated — net ................................................................................. 20,667
Foreign taxes withheld ................................................................................................ (55,209)
Total investment income .................................................................................................
3,922,455
EXPENSES
Investment advisory .................................................................................................. 880,875
Distribution — class specific ............................................................................................ 299,127
Transfer agent — class specific .......................................................................................... 292,038
Professional ....................................................................................................... 37,688
Accounting services .................................................................................................. 22,086
Printing and postage ................................................................................................. 15,271
Custodian ......................................................................................................... 9,545
Directors and Officer ................................................................................................. 4,422
Transfer agent ...................................................................................................... 2,815
Miscellaneous ...................................................................................................... 2,006
Total expenses excluding interest expense .....................................................................................
1,565,873
Interest expense .................................................................................................... 470
Total expenses .......................................................................................................
1,566,343
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (3,774)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (292,038)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,270,531
Net investment income ..................................................................................................
2,651,924
REALIZED AND UNREALIZED GAIN (LOSS) $ 26,621,115
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 12,686,121
Investments — affiliated ............................................................................................. (932)
Foreign currency transactions ......................................................................................... 19,539
A
12,704,728
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 13,911,381
Foreign currency translations .......................................................................................... 5,006
A
13,916,387
Net realized and unrealized gain ...........................................................................................
26,621,115
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 29,273,039

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Equity Dividend V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 2,651,924  $ 5,869,504
Net realized gain .................................................................................. 12,704,728  19,680,010
Net change in unrealized appreciation (depreciation) .......................................................... 13,916,387  4,404,418
Net increase in net assets resulting from operations ............................................................. 29,273,039  29,953,932
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ (237,701) (5,360,397)
Class III ....................................................................................... (862,301) (24,153,988)
Decrease in net assets resulting from distributions to shareholders ................................................... (1,100,002) (29,514,385)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (13,747,065) (28,404,768)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 14,425,972  (27,965,221)
Beginning of period .................................................................................. 292,683,036  320,648,257
End of period ......................................................................................
$ 307,109,008  $ 292,683,036
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Equity Dividend V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 10.56  $ 10.63  $ 10.15  $ 12.17  $ 11.68  $ 11.90
Net investment income
(a)
....................
0 .11  0 .24  0 .23  0 .20  0 .21  0 .22
Net realized and unrealized gain (loss) ...........
0 .98  0 .85  0 .98  ( 0 .69 ) 2 .15  0 .20
Net increase (decrease) from investment operations ... 1.09  1.09  1.21  (0.49) 2.36  0.42
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .05 ) ( 0 .29 ) ( 0 .21 ) ( 0 .20 ) ( 0 .20 ) ( 0 .24 )
From net realized gain ...................... —  ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 ) ( 0 .40 )
Total distributions ........................... (0.05) (1.16) (0.73) (1.53) (1.87) (0.64)
Net asset value, end of period ................. $ 11.60  $ 10.56  $ 10.63  $ 10.15  $ 12.17  $ 11.68
Total Return
(c)
Based on net asset value ..................... 10.34%
(d)
10.06% 12.24% (3.85)% 20.54% 3.91%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.87%
(f)
0.87% 0.85% 0.86% 0.86% 0.85%
Total expenses after fees waived and/or reimbursed ...
0.66%
(f)
0.66% 0.66% 0.65% 0.65% 0.65%
Net investment income ......................
2.01%
(f)
2.08% 2.19% 1.77% 1.59% 2.08%
Supplemental Data
Net assets, end of period (000) ................. $ 56,719  $ 53,333  $ 46,764  $ 41,534  $ 39,837  $ 31,361
Portfolio turnover rate ........................ 28% 51% 42% 54% 42% 51%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Equity Dividend V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 10.52  $ 10.60  $ 10.12  $ 12.14  $ 11.65  $ 11.88
Net investment income
(a)
....................
0 .10  0 .21  0 .20  0 .18  0 .18  0 .19
Net realized and unrealized gain (loss) ...........
0 .98  0 .84  0 .99  ( 0 .70 ) 2 .15  0 .19
Net increase (decrease) from investment operations ... 1.08  1.05  1.19  (0.52) 2.33  0.38
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .04 ) ( 0 .26 ) ( 0 .19 ) ( 0 .17 ) ( 0 .17 ) ( 0 .21 )
From net realized gain ...................... —  ( 0 .87 ) ( 0 .52 ) ( 1 .33 ) ( 1 .67 ) ( 0 .40 )
Total distributions ........................... (0.04) (1.13) (0.71) (1.50) (1.84) (0.61)
Net asset value, end of period ................. $ 11.56  $ 10.52  $ 10.60  $ 10.12  $ 12.14  $ 11.65
Total Return
(c)
Based on net asset value ..................... 10.31%
(d)
9.71% 11.99% (4.10)% 20.30% 3.57%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.11%
(f)
1.11% 1.11% 1.11% 1.11% 1.11%
Total expenses after fees waived and/or reimbursed ...
0.91%
(f)
0.91% 0.91% 0.90% 0.90% 0.90%
Net investment income ......................
1.76%
(f)
1.83% 1.95% 1.52% 1.36% 1.83%
Supplemental Data
Net assets, end of period (000) ................. $ 250,390  $ 239,350  $ 273,884  $ 291,809  $ 330,650  $ 310,222
Portfolio turnover rate ........................ 28% 51% 42% 54% 42% 51%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Equity
Dividend V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $299,127.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 3,445,909 $ (3,445,909) $ — $ —
Goldman Sachs & Co. LLC .......................... 5,297,535 (5,297,535) — —
J.P. Morgan Securities LLC .......................... 1,732,302 (1,732,302) — —
Morgan Stanley .................................. 4,918,694 (4,918,694) — —
National Financial Services LLC ....................... 968,676 (968,676) — —
State Street Bank & Trust Co. ........................ 524,265 (524,265) — —
Toronto-Dominion Bank ............................ 56,532 (56,532) — —
$ 16,943,913 $ (16,943,913) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 3,774 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific  in the Statement of Operations. For the six months ended June 30, 2025 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 55,452 $ 236,586 $ 292,038
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 55,452
Class III ...................................................................................................... 236,586
$ 292,038
Class I Class III
Expense Limitations .................................................................................. 1 .25% 1 .50%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $4,504 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $81,737,440 and $94,239,711, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of December 31, 2024, the Fund had qualified late-year capital losses of $1,413,805.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Equity Dividend V.I. Fund .................................... $ 284,212,295 $ 53,428,329 $ (13,144,422) $ 40,283,907

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Equity Dividend V.I. Fund
Class I
Shares sold .............................................
377,998 $ 4,080,404 954,817 $ 10,805,580
Shares issued in reinvestment of distributions ........................
22,856 237,701 490,039 5,360,396
Shares redeemed .........................................
(562,805) (6,063,320) (791,432) (8,898,662)
(161,951) $ (1,745,215) 653,424 $ 7,267,314
Class III
Shares sold .............................................
1,136,855 $ 12,166,740 1,119,733 $ 12,705,862
Shares issued in reinvestment of distributions ........................
83,234 862,301 2,213,727 24,153,988
Shares redeemed .........................................
(2,296,145) (25,030,891) (6,425,831) (72,531,932)
(1,076,056) $ (12,001,850) (3,092,371) $ (35,672,082)
(1,238,007) $ (13,747,065) (2,438,947) $ (28,404,768)

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.34%,
04/20/37 ................. USD 660 $ 660,209
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.67%, 07/22/37 ....... 270 271,691
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.54%, 04/20/31 ............ 169 168,732
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.70%,
12/17/29 ................. 1,490 1,488,770
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 6.68%,
10/20/34 ................. 280 281,109
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.09%, 01/25/35 ............ 485 484,287
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 6.26%,
04/24/34 ................. 288 288,846
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.46%,
03/30/38 ................. 270 269,906
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.65%, 01/15/35 ............ 270 270,271
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.13%, 10/22/30 ... 250 250,522
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.28%, 10/20/30 ... 256 257,061
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.02%, 07/15/31 ....... 502 504,024
CIFC Funding Ltd.
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 6.17%, 07/15/36 ... 875 875,438
Series 2025-2A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.41%, 04/15/38 ... 250 249,634
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 5.94%,
04/17/30 ................. 402 402,579
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.49%, 04/20/38 ............ 260 259,740
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.13%, 07/18/30 ....... USD 250 $ 250,487
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.97%, 10/20/37 ............ 475 475,927
Golub Capital Partners CLO 77 B Ltd.,
Series 2024-77A, Class A1, (3-mo.
CME Term SOFR at 1.25% Floor +
1.25%), 5.55%, 01/25/38 ....... 250 250,327
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 5.45%, 07/15/39 ....... 398 396,729
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.33%, 01/15/34 . 1,240 1,240,693
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.41%, 04/23/38 ....... 270 269,602
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.79%, 04/15/37 ....... 250 250,875
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 5.53%,
07/16/36 ................. 151 150,389
New Mountain CLO 1 Ltd., Class
A1RR, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.51%,
01/15/38 ................. 270 270,368
Oak Hill Credit Partners X-R Ltd.,
Series 2014-10RA, Class AR2,
(3-mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.40%, 04/20/38 . 400 399,642
Oaktree CLO Ltd., Series 2021-2A,
Class AR, (3-mo. CME Term SOFR
at 0.97% Floor + 0.97%), 5.23%,
01/15/35 ................. 270 269,823
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 5.94%,
04/26/31 ................. 300 300,678
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 6.17%, 07/15/36 ....... 300 300,903
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.61%), 5.88%, 07/19/30 ....... 263 262,937
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.54%, 07/19/38 ... 250 250,000
Series 2020-7A, Class AR, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.57%, 02/24/37 ... 250 250,731

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.66%, 04/15/31 ....... USD 270 $ 270,035
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%),
5.93%, 04/20/34 ............ 250 250,063
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.58%,
01/15/38 ................. 270 270,810
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38 ............ 300 299,939
Regatta XX Funding Ltd., Series 2021-
2A, Class AR, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%),
5.44%, 01/15/38 ............ 270 270,211
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.18%, 04/20/34 ... 250 251,037
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 05/20/31 ... 96 96,166
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 5.81%,
04/15/37 ................. 1,354 1,359,236
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.64%, 01/15/34 ... 250 250,450
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 6.02%, 01/15/34 ... 250 250,273
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.17%,
07/15/34 ................. 300 300,385
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.23%, 01/25/34 ... 270 269,478
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.68%, 01/25/34 ... 260 260,778
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
6.03%, 07/24/36 ............ 300 299,438
17,271,229
Ireland — 0.6%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 5.89%,
02/15/37
(c)
................ EUR 630 754,896
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.34%, 11/15/37
(c)
700 823,263
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.59%, 04/25/39
(c)
820 971,778
Security
Par (000)
Par (000) Value
Ireland (continued)
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 0.00%, 07/25/39
(c)
EUR 370 $ 435,841
Arini European CLO, Series 5X, Class
D, (3-mo. EURIBOR at 2.80% Floor
+ 2.80%), 5.17%, 01/15/39
(c)
.... 530 621,968
Arini European CLO IV DAC, Series
4X, Class D, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.27%,
01/15/38
(c)
................ 1,010 1,200,990
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(c)
370 433,049
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.70%,
01/15/38
(c)
................ 400 472,937
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.18%,
01/15/35
(c)
................ 350 410,360
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.41%, 10/25/37
(c)
820 970,795
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
3.88%, 04/15/33
(c)
........... 207 244,629
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.41%, 10/15/37
(c)
530 623,818
Contego CLO VII DAC, Series 7X,
Class DR, (3-mo. EURIBOR at
3.45% Floor + 3.45%), 5.63%,
01/23/38
(c)
................ 680 801,142
Contego CLO XI DAC, Series 11X,
Class DR, (3-mo. EURIBOR at
3.20% Floor + 3.20%), 5.30%,
11/20/38
(c)
................. 510 602,000
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 4.94%, 08/15/33
(c)
..... 1,640 1,924,350
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor + 2.70%),
4.84%, 02/15/38
(c)
........... 700 822,376
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 5.76%, 07/25/37
(c)
522 620,840
Henley CLO Xi DAC, Series 11X, Class
D, (3-mo. EURIBOR at 2.60% Floor
+ 2.60%), 4.96%, 04/25/39
(c)
.... 780 915,005
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.88%, 01/15/38
(c)
510 606,955
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.06%,
11/14/32
(c)
................. 87 101,905
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 01/15/39
(c)
860 1,019,750

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Palmer Square European Loan Funding
DAC
(c)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.29%, 05/15/34 .... EUR 630 $ 742,793
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.19%, 05/15/34 .... 510 599,850
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.39%, 08/15/38
(c)
580 684,447
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.93%, 07/25/51 ... USD 101 101,909
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.18%, 07/25/51 ... 59 60,423
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.33%, 07/25/51 .. 48 48,976
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 10/15/38
(c)
EUR 557 654,859
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.21%, 10/25/27
(c)
........... 680 798,121
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 04/20/37
(c)
1,100 1,300,510
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 04/16/39
(c)
........... 820 968,139
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 10/20/38
(c)
1,100 1,305,142
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 6.23%, 01/15/38
(c)
760 907,360
23,551,176
Jersey, Channel Islands — 0.0%
Bayswater Park CLO Ltd., Series 2023-
1A, Class A1, (3-mo. CME Term
SOFR at 1.73% Floor + 1.73%),
6.00%, 01/20/37
(a)(b)
.......... USD 250 251,200
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 757 1,087,059
United States — 1.2%
(a)
Ajax Mortgage Loan Trust
(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... USD 4,089 3,590,443
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 555,357
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 307,819
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 271,125
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31 ...... 240 239,558
Security
Par (000)
Par (000) Value
United States (continued)
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52 ................. USD 63 $ 58,765
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74 779 781,051
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(b)
........... 1,702 1,710,204
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.70%, 08/19/42
(b)
........... 1,290 1,287,168
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46 ...... 2,844 2,876,658
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48 ............ 741 580,628
GreenSky Home Improvement Trust
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 1,731 1,765,373
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 257 261,600
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 5.70%, 05/20/32
(b)
1,007 1,012,356
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32 ... 640 577,921
Lyra Music Assets Delaware LP, Series
2024-2A, Class A2, 5.76%, 12/22/64 1,895 1,901,788
Mariner Finance Issuance Trust
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,362,173
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 230,072
Navient Private Education Refi Loan
Trust
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 1,355 1,337,655
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 378 338,695
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,018 950,150
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 3,074 3,113,941
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 1,548 1,369,065
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,384,754
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,407,956
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.40%, 03/15/57
(b)
... 2,953 2,931,930
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29 ................. 93 92,680
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26 ................. 699 689,680
Republic Finance Issuance Trust,
Series 2024-A, Class A, 5.91%,
08/20/32 ................. 2,067 2,097,200

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(d)
USD 5,969 $ 5,715,317
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49 ..... 240 239,254
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 396 384,011
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,783 2,431,204
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 371 336,401
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 284 274,185
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 233 202,326
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 63 56,377
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.40%, 07/15/53
(b)
... 1,798 1,797,596
SoFi Personal Loan Trust
  0.00%, 10/15/30
(e)
.......... 41 1,902,589
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 1,053 1,065,779
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 1,266 1,271,910
Splitrock Services, Inc., 0.00%,
02/12/31 ................. 38 1,063,844
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54 .... 1,328 1,360,828
53,185,386
Total Asset-Backed Securities — 2.2%
(Cost: $95,990,890) .............................. 95,346,050
Shares
Shares
Common Stocks
Australia — 0.3%
BHP Group Ltd. ............... 123,141 2,962,477
Fortescue Ltd. ................ 30,204 303,618
IREN Ltd.
(f)(g)
................. 39,404 574,116
Macquarie Group Ltd. ........... 7,897 1,187,753
Quintis HoldCo Pty. Ltd.
(d)(f)(h)
...... 7,642,509 50
Santos Ltd. .................. 195,255 984,450
Steadfast Group Ltd. ........... 44,506 176,273
Telix Pharmaceuticals Ltd.
(f)
....... 48,635 781,203
Transurban Group
(i)
............ 233,403 2,147,532
Woolworths Group Ltd. .......... 86,053 1,762,693
10,880,165
Austria — 0.0%
Raiffeisen Bank International AG ... 3,788 115,870
Belgium — 0.0%
Elia Group SA/NV ............. 5,667 654,507
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao ....... 815,670 2,182,887
Banco do Brasil SA ............ 410,725 1,675,981
Eneva SA
(f)
.................. 100,441 254,379
Lojas Renner SA .............. 417,964 1,510,120
MercadoLibre, Inc.
(f)
............ 1,490 3,894,309
Rede D'Or Sao Luiz SA
(a)(c)(f)
...... 13,203 86,001
Seguridade Participacoes SA ...... 183,619 1,212,276
Security
Shares
Shares Value
Brazil (continued)
XP, Inc. , Class A
(g)
............. 6,354 $ 128,351
10,944,304
Cambodia — 0.0%
NagaCorp Ltd.
(f)
............... 250,000 113,526
Canada — 1.2%
Agnico Eagle Mines Ltd. ......... 9,519 1,134,101
Algoma Steel Group, Inc.
(g)
....... 141,759 976,720
Alimentation Couche-Tard, Inc. ..... 58,887 2,927,161
Barrick Mining Corp. ............ 156,047 3,248,711
Cameco Corp. ................ 199,001 14,771,844
Canadian National Railway Co. .... 29,455 3,069,117
Canadian Natural Resources Ltd.
(g)
.. 68,693 2,159,031
Cenovus Energy, Inc. ........... 118,515 1,612,692
Constellation Software, Inc. ....... 573 2,101,049
Power Corp. of Canada
(g)
........ 5,563 217,291
Shopify, Inc. , Class A
(f)
.......... 10,456 1,205,962
Suncor Energy, Inc. ............ 217,197 8,136,015
TC Energy Corp.
(g)
............. 68,879 3,362,641
Teck Resources Ltd. , Class B ..... 19,598 792,555
Thomson Reuters Corp. ......... 17,501 3,519,349
49,234,239
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(d)(f)(j)
... 1,159 318,598
Chile — 0.0%
Wom New Holdco
(d)(f)
........... 1,359 38,052
China — 1.6%
Airtac International Group ........ 29,000 863,419
Alibaba Group Holding Ltd. ....... 1,184 16,761
Alibaba Group Holding Ltd. , ADR ... 26,746 3,033,264
BYD Co. Ltd. , Class H .......... 1,046,500 16,294,040
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 180,630 6,374,081
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 32,000 1,404,145
Geely Automobile Holdings Ltd. .... 338,000 689,927
Great Wall Motor Co. Ltd. , Class A
(f)
. 713,574 2,142,568
Haidilao International Holding Ltd.
(a)(c)
201,000 383,220
Hygon Information Technology Co. Ltd. ,
Class A .................. 41,644 823,128
JD.com, Inc. , Class A ........... 133,550 2,181,180
NetEase, Inc. ................ 132,300 3,565,401
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 80,329 412,071
NXP Semiconductors NV ........ 28,342 6,192,444
PDD Holdings, Inc. , ADR
(f)
........ 679 71,064
Prosus NV , Class N ............ 99,404 5,577,211
Shenzhou International Group Holdings
Ltd. ..................... 77,400 553,265
Sungrow Power Supply Co. Ltd. , Class
A ...................... 27,300 258,609
Tencent Holdings Ltd. ........... 223,053 14,372,557
Weichai Power Co. Ltd. , Class H ... 539,000 1,097,414
Xiaomi Corp. , Class B
(a)(c)(f)
........ 138,400 1,065,367
Yum China Holdings, Inc.
(g)
....... 44,892 2,007,121
69,378,257
Colombia — 0.0%
Grupo Cibest SA , ADR .......... 4,076 188,270

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 $ 190,088
Moneta Money Bank A/S
(a)(c)
...... 24,111 166,298
356,386
Denmark — 0.6%
Carlsberg A/S , Class B .......... 2,925 414,424
Coloplast A/S , Class B .......... 9,186 874,534
DSV A/S .................... 42,541 10,203,644
Genmab A/S
(f)
................ 3,166 657,478
Novo Nordisk A/S , Class B ....... 133,053 9,219,781
Vestas Wind Systems A/S ........ 139,266 2,091,910
23,461,771
Finland — 0.1%
Elisa OYJ ................... 14,227 790,758
Kone OYJ , Class B ............ 17,638 1,162,004
Sampo OYJ , Class A ........... 67,110 722,272
2,675,034
France — 1.9%
Accor SA ................... 135,730 7,113,399
Airbus SE ................... 15,328 3,206,629
AXA SA .................... 21,368 1,049,277
Bouygues SA ................ 26,736 1,209,128
Carrefour SA ................. 64,065 903,716
Cie de Saint-Gobain SA ......... 112,140 13,173,674
Dassault Systemes SE .......... 62,477 2,264,268
Edenred SE ................. 15,454 480,009
Eiffage SA .................. 13,086 1,838,757
Engie SA ................... 24,434 574,268
EssilorLuxottica SA ............ 56,427 15,494,435
Hermes International SCA ........ 6,901 18,707,685
L'Oreal SA .................. 1,589 680,654
LVMH Moet Hennessy Louis Vuitton SE 15,915 8,329,592
Orange SA .................. 123,474 1,880,285
Safran SA ................... 4,243 1,383,745
Sodexo SA .................. 13,923 856,911
Vivendi SE .................. 194,889 672,281
79,818,713
Georgia — 0.0%
Lion Finance Group plc .......... 3,169 308,670
Germany — 0.6%
Allianz SE (Registered) .......... 9,931 4,030,333
Evonik Industries AG ........... 45,545 940,895
Merck KGaA ................. 11,298 1,464,880
Northern Data AG
(f)(g)
........... 11,594 328,868
Rheinmetall AG ............... 10 21,177
RWE AG ................... 45,075 1,883,603
SAP SE .................... 41,392 12,656,823
Siemens Energy AG
(f)
........... 25,474 2,977,425
Symrise AG ................. 11,903 1,248,201
Vonovia SE .................. 31,874 1,130,041
26,682,246
Greece — 0.0%
Athens International Airport SA ..... 26,745 311,512
Hellenic Telecommunications
Organization SA ............ 8,717 165,729
National Bank of Greece SA ...... 13,944 177,796
OPAP SA , Class R ............. 7,716 174,965
830,002
Hong Kong — 0.1%
AIA Group Ltd. ............... 237,905 2,155,049
Prudential plc ................ 145,011 1,814,994
Security
Shares
Shares Value
Hong Kong (continued)
Techtronic Industries Co. Ltd. ...... 134,500 $ 1,484,070
5,454,113
Hungary — 0.0%
OTP Bank Nyrt. ............... 7,544 602,993
India — 0.1%
Axis Bank Ltd. ................ 5,636 78,825
Bajaj Finance Ltd. ............. 5,800 63,344
Eicher Motors Ltd. ............. 2,568 169,421
GAIL India Ltd. ............... 52,300 116,432
Hindustan Aeronautics Ltd.
(c)
...... 9,155 520,032
Hindustan Petroleum Corp. Ltd. .... 16,599 84,825
ICICI Bank Ltd. ............... 5,318 89,873
Infosys Ltd. .................. 39,860 744,692
Tata Consultancy Services Ltd. .... 42,908 1,732,646
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(d)(f)(j)
... 1,951 —
3,600,090
Indonesia — 0.0%
Astra International Tbk. PT ....... 972,000 269,550
Bank Mandiri Persero Tbk. PT ..... 1,540,900 462,862
Bank Syariah Indonesia Tbk. PT .... 722,100 114,824
Ciputra Development Tbk. PT ..... 4,396,200 259,184
Mitra Adiperkasa Tbk. PT ........ 1,748,100 126,961
Telkom Indonesia Persero Tbk. PT .. 465,900 79,707
1,313,088
Ireland — 0.1%
Accenture plc , Class A .......... 10,222 3,055,254
Kingspan Group plc ............ 17,117 1,458,529
4,513,783
Israel — 0.0%
(f)
Deep Instinct Ltd.
(d)
............ 99,082 5,945
Etoro Group Ltd. , Class A ........ 15,606 1,039,203
1,045,148
Italy — 1.3%
Banca Monte dei Paschi di Siena SpA 53,045 449,904
BPER Banca SpA ............. 150,659 1,367,423
Ferrari NV .................. 9,047 4,432,224
FinecoBank Banca Fineco SpA .... 18,691 414,633
Intesa Sanpaolo SpA ........... 3,662,639 21,098,304
Leonardo SpA ................ 13,944 786,816
Prysmian SpA ................ 30,210 2,138,844
UniCredit SpA ................ 328,339 22,026,091
Wizz Air Holdings plc
(a)(c)(f)
........ 12,652 189,967
52,904,206
Japan — 1.7%
Asahi Intecc Co. Ltd. ........... 46,000 727,721
Asahi Kasei Corp. ............. 71,100 506,144
Canon, Inc.
(g)
................. 52,600 1,525,596
Dai-ichi Life Holdings, Inc. ........ 295,600 2,247,331
Daiichi Sankyo Co. Ltd. .......... 103,146 2,389,697
Daikin Industries Ltd. ........... 20,769 2,437,943
Daiwa Securities Group, Inc. ...... 59,300 421,150
Ebara Corp.
(g)
................ 45,900 880,255
ENEOS Holdings, Inc. .......... 344,800 1,709,116
FANUC Corp. ................ 18,230 494,895
Fast Retailing Co. Ltd. .......... 2,300 788,587
FUJIFILM Holdings Corp. ........ 78,970 1,710,142
GMO Payment Gateway, Inc. ...... 13,400 866,694
Hoya Corp. .................. 9,700 1,151,992
Idemitsu Kosan Co. Ltd. ......... 115,900 702,862
Isetan Mitsukoshi Holdings Ltd. .... 45,200 688,233

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
J Front Retailing Co. Ltd. ......... 5,900 $ 80,171
Japan Exchange Group, Inc. ...... 120,100 1,216,616
Japan Post Bank Co. Ltd. ........ 363,300 3,916,566
Japan Post Holdings Co. Ltd. ...... 121,000 1,120,728
Japan Tobacco, Inc.
(g)
........... 55,800 1,643,836
Kakaku.com, Inc. .............. 37,600 697,260
Kansai Paint Co. Ltd. ........... 34,724 476,090
Kawasaki Kisen Kaisha Ltd. ....... 61,900 876,632
Keyence Corp. ............... 6,100 2,438,953
Komatsu Ltd. ................ 42,500 1,402,225
Kuraray Co. Ltd.
(g)
............. 59,200 752,804
LY Corp. .................... 388,100 1,429,219
Mazda Motor Corp. ............ 114,200 686,935
MISUMI Group, Inc. ............ 47,700 637,200
Mitsubishi Corp. ............... 20,600 411,627
Mitsubishi Electric Corp. ......... 43,233 929,898
Mitsubishi UFJ Financial Group, Inc. . 269,176 3,669,836
MS&AD Insurance Group Holdings, Inc. 32,200 719,851
Murata Manufacturing Co. Ltd. ..... 210,300 3,108,379
Nexon Co. Ltd. ............... 97,300 1,959,778
Nidec Corp. ................. 75,000 1,457,482
Nikon Corp. ................. 44,000 451,115
Nintendo Co. Ltd. .............. 300 28,809
Nippon Paint Holdings Co. Ltd. ..... 133,476 1,073,449
Nippon Yusen KK .............. 44,000 1,582,898
Nissan Chemical Corp. .......... 27,300 832,584
Nomura Holdings, Inc. .......... 111,000 731,457
Obayashi Corp. ............... 55,100 834,865
Olympus Corp. ............... 115,800 1,375,510
Rakus Co. Ltd. ............... 38,029 609,567
Rakuten Group, Inc.
(f)
........... 133,400 735,058
Rohto Pharmaceutical Co. Ltd. ..... 36,700 520,126
Santen Pharmaceutical Co. Ltd. .... 49,665 569,928
Shimizu Corp. ................ 120,000 1,340,372
Socionext, Inc. ............... 54,900 1,051,788
SoftBank Group Corp. .......... 7,000 508,942
Sojitz Corp. .................. 2,300 56,519
Sumitomo Mitsui Financial Group, Inc. 109,300 2,752,279
Suzuki Motor Corp. ............ 150,900 1,819,285
Tokio Marine Holdings, Inc. ....... 26,900 1,140,050
Tokyo Electron Ltd. ............ 2,500 478,774
TOTO Ltd. .................. 38,100 959,394
Toyota Tsusho Corp. ............ 48,700 1,103,116
Trend Micro, Inc. .............. 18,599 1,286,416
Unicharm Corp. ............... 125,600 906,931
Yamaha Motor Co. Ltd.
(g)
......... 141,265 1,057,097
Yaskawa Electric Corp. .......... 9,800 221,609
72,908,382
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 7,332 180,186
Kaspi.KZ JSC , ADR ............ 4,165 353,567
533,753
Macau — 0.0%
Wynn Macau Ltd. .............. 1,282,188 887,414
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 103,384
Frontken Corp. Bhd. ............ 240,900 226,883
330,267
Mexico — 0.1%
Cemex SAB de CV ............ 688,253 474,986
Fomento Economico Mexicano SAB de
CV ..................... 8,054 82,924
Security
Shares
Shares Value
Mexico (continued)
Fresnillo plc ................. 68,038 $ 1,352,384
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 7,109 226,952
Grupo Financiero Banorte SAB de CV ,
Class O .................. 243,131 2,222,379
Grupo Mexico SAB de CV, Series B . 14,184 85,915
4,445,540
Netherlands — 1.4%
Argenx SE
(f)
................. 2,798 1,548,925
Argenx SE , ADR
(f)
............. 1,625 895,732
ASML Holding NV ............. 34,718 27,820,812
ING Groep NV ................ 142,242 3,117,616
Koninklijke KPN NV ............ 409,738 1,998,780
Koninklijke Vopak NV ........... 7,545 374,755
Shell plc .................... 708,187 24,871,172
Universal Music Group NV ....... 16,181 524,921
61,152,713
New Zealand — 0.0%
Xero Ltd.
(f)
.................. 844 99,870
Norway — 0.1%
DNB Bank ASA ............... 23,499 649,855
Kongsberg Gruppen ASA ........ 47,019 1,823,261
Telenor ASA ................. 63,298 985,689
3,458,805
Peru — 0.0%
Credicorp Ltd. ................ 7,314 1,634,825
Philippines — 0.0%
Ayala Land, Inc. ............... 317,500 152,354
Bloomberry Resorts Corp. ........ 713,000 64,749
DigiPlus Interactive Corp. ........ 135,430 125,050
International Container Terminal
Services, Inc. .............. 16,390 119,489
Metropolitan Bank & Trust Co. ..... 97,450 125,425
587,067
Poland — 0.1%
LPP SA .................... 99 403,486
Powszechny Zaklad Ubezpieczen SA 106,783 1,867,325
2,270,811
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 10,675 270,268
Republic of Turkiye — 0.0%
Akbank TAS ................. 140,319 240,469
Eldorado Gold Corp.
(f)
........... 18,978 386,012
Turkiye Is Bankasi A/S , Class C .... 942,696 316,380
942,861
Romania — 0.0%
Banca Transilvania SA .......... 27,069 194,962
Saudi Arabia — 0.0%
Al Rajhi Bank ................ 24,827 626,208
Elm Co. .................... 681 181,833
Etihad Etisalat Co. ............. 25,082 396,577
Saudi Basic Industries Corp. ...... 7,739 112,768
Saudi National Bank (The) ........ 10,035 96,623
Yanbu National Petrochemical Co. .. 18,207 146,692
1,560,701
Singapore — 0.1%
Sea Ltd. , ADR, Class A
(f)
......... 7,201 1,151,728
STMicroelectronics NV .......... 62,598 1,919,379

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Singapore (continued)
UOL Group Ltd. ............... 45,831 $ 222,989
3,294,096
South Africa — 0.1%
FirstRand Ltd. ................ 310,527 1,327,453
Harmony Gold Mining Co. Ltd. ..... 100,969 1,404,877
Kumba Iron Ore Ltd. ............ 15,270 245,855
Mr Price Group Ltd. ............ 47,636 597,206
Valterra Platinum Ltd. ........... 21,967 978,126
4,553,517
South Korea — 0.3%
GS Engineering & Construction Corp. 21,846 335,132
HD Hyundai Mipo ............. 6,046 941,786
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 2,007 541,972
KB Financial Group, Inc.
(g)
........ 14,794 1,215,716
Kia Corp. ................... 15,926 1,139,575
Krafton, Inc.
(f)
................ 4,383 1,176,789
KT&G Corp. ................. 10,764 1,015,977
Misto Holdings Corp. ........... 6,310 166,730
NAVER Corp. ................ 17,785 3,453,580
Samsung Electronics Co. Ltd. ..... 47,371 2,094,822
SK Hynix, Inc. ................ 9,156 1,972,950
14,055,029
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 352,304 5,424,872
Banco de Sabadell SA .......... 572,237 1,821,746
Bankinter SA ................. 135,648 1,770,813
CaixaBank SA ................ 422,901 3,664,357
Cellnex Telecom SA
(a)(c)
.......... 253,245 9,860,914
Industria de Diseno Textil SA ...... 28,621 1,493,064
Repsol SA .................. 90,578 1,324,830
25,360,596
Sweden — 0.2%
Atlas Copco AB , Class A ......... 82,321 1,330,802
Boliden AB
(f)
................. 25,356 792,361
Evolution AB
(a)(c)
............... 26,355 2,093,196
Investor AB , Class B ............ 53,768 1,593,328
SSAB AB , Class A ............. 51,306 308,755
SSAB AB , Class B ............. 97,521 577,247
Volvo AB , Class B ............. 49,537 1,393,853
8,089,542
Switzerland — 0.6%
ABB Ltd. (Registered) ........... 10,904 653,464
Alcon AG ................... 16,837 1,493,155
Belimo Holding AG (Registered) .... 1,282 1,306,745
Galderma Group AG ............ 23,010 3,344,635
Geberit AG (Registered) ......... 4,366 3,438,421
Kuehne + Nagel International AG
(Registered) ............... 11,029 2,388,251
Logitech International SA (Registered) 25,821 2,341,564
Partners Group Holding AG ....... 3,353 4,386,818
SGS SA (Registered) ........... 12,445 1,263,611
Straumann Holding AG (Registered) . 1,774 232,198
TE Connectivity plc ............ 6,619 1,116,427
Zurich Insurance Group AG ....... 2,744 1,920,041
23,885,330
Taiwan — 1.0%
Accton Technology Corp. ........ 11,000 274,932
ASMedia Technology, Inc. ........ 11,000 719,846
Genius Electronic Optical Co. Ltd. .. 71,707 1,027,758
Global Unichip Corp. ........... 18,000 805,118
Security
Shares
Shares Value
Taiwan (continued)
International Games System Co. Ltd. 41,000 $ 1,203,587
King Slide Works Co. Ltd. ........ 8,000 556,902
MediaTek, Inc. ................ 62,000 2,656,617
Realtek Semiconductor Corp. ..... 112,548 2,185,794
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 911,000 33,314,682
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 6,088 1,378,871
44,124,107
Thailand — 0.0%
CP ALL PCL ................. 252,500 342,001
True Corp. PCL , NVDR
(f)
......... 506,800 173,331
515,332
United Arab Emirates — 0.0%
NMC Health plc
(d)(f)
............. 284,408 4
United Kingdom — 3.2%
Admiral Group plc ............. 35,685 1,602,492
AstraZeneca plc .............. 13,570 1,888,526
BAE Systems plc .............. 1,231,615 31,963,964
BP plc ..................... 171,006 852,003
British American Tobacco plc ...... 48,696 2,315,318
Bunzl plc ................... 27,146 865,048
Compass Group plc ............ 572,807 19,402,124
Flutter Entertainment plc
(f)
........ 24,975 7,136,856
Genius Sports Ltd.
(f)
............ 154,301 1,604,730
Imperial Brands plc ............ 28,653 1,132,085
J Sainsbury plc ............... 468,774 1,865,657
Lloyds Banking Group plc ........ 981,819 1,032,400
Marks & Spencer Group plc ....... 259,575 1,263,358
National Grid plc .............. 1,699,437 24,945,463
NatWest Group plc ............. 314,857 2,211,226
RELX plc ................... 505,048 27,372,430
Rolls-Royce Holdings plc ........ 535,391 7,095,348
134,549,028
United States — 43.6%
AbbVie, Inc. ................. 13,411 2,489,350
Adobe, Inc.
(f)(k)
................ 16,519 6,390,871
Advanced Micro Devices, Inc.
(f)
.... 3,853 546,741
Agilent Technologies, Inc. ........ 1,952 230,355
Air Products & Chemicals, Inc. ..... 26,040 7,344,842
Airbnb, Inc. , Class A
(f)
........... 7,768 1,028,017
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(f)(j)
........ 60 —
Alphabet, Inc. , Class C .......... 284,850 50,529,541
Altria Group, Inc. .............. 46,667 2,736,086
Amazon.com, Inc.
(f)(k)
........... 355,454 77,983,053
AMC Networks, Inc. , Class A
(f)
..... 23,186 145,376
Amcor plc ................... 187,156 1,719,964
Amentum Holdings, Inc.
(f)
........ 69,993 1,652,535
Amgen, Inc. ................. 5,668 1,582,562
Amphenol Corp. , Class A ........ 36,649 3,619,089
Amrize Ltd.
(f)
................. 15,745 785,414
Analog Devices, Inc. ............ 2,176 517,931
ANSYS, Inc.
(f)
................ 5,991 2,104,159
Apollo Global Management, Inc. .... 92,483 13,120,563
Apple, Inc. .................. 321,318 65,924,814
Applied Materials, Inc. .......... 15,499 2,837,402
Arista Networks, Inc.
(f)
........... 24,570 2,513,757
AT&T, Inc. ................... 149,082 4,314,433
Automatic Data Processing, Inc. .... 4,840 1,492,656
Avaya, Inc.
(f)
................. 261 1,892
Ball Corp. ................... 16,185 907,817
Bank of America Corp. .......... 544,872 25,783,343

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Berkshire Hathaway, Inc. , Class B
(f)
.. 467 $ 226,855
Best Buy Co., Inc. ............. 21,877 1,468,603
Boeing Co. (The)
(f)
............. 124,891 26,168,411
Booking Holdings, Inc. .......... 614 3,554,593
Boston Scientific Corp.
(f)
......... 244,932 26,308,146
Broadcom, Inc. ............... 160,887 44,348,501
Cadence Design Systems, Inc.
(f)
.... 21,337 6,574,996
Caesars Entertainment, Inc.
(f)
...... 21,426 608,284
Capital One Financial Corp. ....... 177,174 37,695,540
CarMax, Inc.
(f)
................ 53,203 3,575,774
Carrier Global Corp. ............ 15,699 1,149,010
CF Industries Holdings, Inc. ....... 31,541 2,901,772
Charter Communications, Inc. , Class
A
(f)
...................... 3,945 1,612,755
Cheniere Energy, Inc. ........... 7,377 1,796,447
Chevron Corp.
(g)
.............. 62,736 8,983,168
Cintas Corp. ................. 8,305 1,850,935
Cisco Systems, Inc. ............ 225,147 15,620,699
Citigroup, Inc. ................ 313,620 26,695,334
Clorox Co. (The) .............. 3,365 404,036
Comerica, Inc. ................ 3,026 180,501
CommScope Holding Co., Inc.
(f)
.... 75,005 621,041
Confluent, Inc. , Class A
(f)
......... 380,211 9,478,660
CoreWeave, Inc. , Class A , (Acquired
03/27/25, cost $1,331,772)
(f)(j)
.... 28,340 4,621,120
Costco Wholesale Corp. ......... 36,456 36,089,253
CRH plc .................... 145,512 13,358,002
Crowdstrike Holdings, Inc. , Class A
(f)
. 7,766 3,955,301
Crown PropTech Acquisitions
(d)(f)
.... 80,064 83,088
Crown PropTech Acquisitions , Class A
(f)
28,147 320,313
CSL Ltd. .................... 6,099 963,402
CyberArk Software Ltd.
(f)
......... 34,547 14,056,483
Danaher Corp. ............... 35,121 6,937,802
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(f)(j)(l)
................ —
(m)
7,669,412
DaVita, Inc.
(f)
................. 11,431 1,628,346
Delta Air Lines, Inc.
(g)
........... 110,503 5,434,537
Dexcom, Inc.
(f)
................ 26,333 2,298,608
DF Residential III LP
(d)(f)
.......... 1,004,579 1,004,579
Digital Realty Trust, Inc. ......... 2,917 508,521
DoorDash, Inc. , Class A
(f)
........ 4,878 1,202,476
DR Horton, Inc. ............... 50,843 6,554,680
DraftKings, Inc. , Class A
(f)
........ 65,127 2,793,297
Duke Energy Corp. ............ 27,900 3,292,200
DuPont de Nemours, Inc. ........ 32,840 2,252,496
eBay, Inc. ................... 19,194 1,429,185
Edison International ............ 25,569 1,319,360
Edwards Lifesciences Corp.
(f)
...... 24,460 1,913,017
Electronic Arts, Inc. ............ 13,334 2,129,440
Eli Lilly & Co. ................ 53,794 41,934,037
Enterprise Products Partners LP .... 36,184 1,122,066
EOG Resources, Inc. ........... 49,007 5,861,727
EPAM Systems, Inc.
(f)
........... 1,263 223,324
Epic Games, Inc., (Acquired 07/02/20,
cost $9,005,575)
(d)(f)(j)
......... 16,498 12,136,589
EQT Corp. .................. 197,941 11,543,919
Erie Indemnity Co. , Class A
(g)
...... 4,830 1,674,996
Estee Lauder Cos., Inc. (The) , Class A 11,326 915,141
Eversource Energy ............ 20,737 1,319,288
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost
$2,122,371)
(d)(f)(j)
............ 3,623 1,304
Experian plc ................. 20,927 1,079,127
FactSet Research Systems, Inc. .... 1,744 780,056
Security
Shares
Shares Value
United States (continued)
Fair Isaac Corp.
(f)
.............. 1,286 $ 2,350,757
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(d)(f)(j)
............ 132,691 8,080,882
Farmers Business Network, Inc.
(d)(f)
.. 84,447 108,937
Fifth Third Bancorp ............ 34,160 1,405,001
First Citizens BancShares, Inc. , Class A 536 1,048,668
First Horizon Corp. ............. 16,819 356,563
Fiserv, Inc.
(f)
................. 29,140 5,024,027
Flagstar Financial, Inc. .......... 207,983 2,204,620
Flowco Holdings, Inc. , Class A ..... 44,839 798,583
Fortinet, Inc.
(f)
................ 48,166 5,092,109
Fox Corp. , Class A
(g)
............ 87,784 4,919,415
Freeport-McMoRan, Inc. ......... 246,335 10,678,622
Garmin Ltd. .................. 1,619 337,918
GE Aerospace ................ 17,296 4,451,817
GE Vernova, Inc. .............. 5,568 2,946,307
Gen Digital, Inc. ............... 35,524 1,044,406
General Dynamics Corp. ......... 3,443 1,004,185
General Motors Co. ............ 6,131 301,706
Gilead Sciences, Inc. ........... 16,227 1,799,087
Global Payments, Inc. .......... 2,802 224,272
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(d)(f)(j)
... 2,434,345 1,923,133
GSK plc .................... 116,572 2,222,616
Hess Corp. .................. 42,124 5,835,859
Hewlett Packard Enterprise Co. .... 53,329 1,090,578
Hilton Worldwide Holdings, Inc. .... 38,264 10,191,234
Holcim AG .................. 15,745 1,169,210
Home Depot, Inc. (The) ......... 57,880 21,221,123
Howmet Aerospace, Inc. ......... 26,698 4,969,299
HP, Inc. .................... 196,100 4,796,606
Humana, Inc. ................ 989 241,791
Huntington Ingalls Industries, Inc.
(g)
.. 8,054 1,944,719
iHeartMedia, Inc. , Class A
(f)(g)
...... 2,519 4,433
Intuit, Inc. ................... 22,961 18,084,772
Intuitive Surgical, Inc.
(f)
.......... 32,282 17,542,362
Invesco Ltd. ................. 126,784 1,999,384
IQVIA Holdings, Inc.
(f)
........... 4,706 741,618
Jabil, Inc. ................... 18,627 4,062,549
James Hardie Industries plc , CDI
(f)
.. 37,337 1,002,623
Johnson & Johnson ............ 29,204 4,460,911
JPMorgan Chase & Co. ......... 101,023 29,287,578
Lam Research Corp. ........... 36,315 3,534,902
Las Vegas Sands Corp.
(g)
........ 96,117 4,182,051
Latch, Inc.
(f)
.................. 174,273 24,398
Lionsgate Studios Corp.
(f)
........ 185,013 1,074,925
Live Nation Entertainment, Inc.
(f)(k)
... 86,587 13,098,881
Lockheed Martin Corp. .......... 18,576 8,603,289
Lululemon Athletica, Inc.
(f)
........ 1,519 360,884
Lumen Technologies, Inc.
(f)
....... 277,898 1,217,193
LyondellBasell Industries NV , Class A
(g)
21,909 1,267,655
Marathon Petroleum Corp. ....... 9,422 1,565,088
MarketAxess Holdings, Inc. ....... 10,341 2,309,559
Marsh & McLennan Cos., Inc. ..... 127,315 27,836,152
Marvell Technology, Inc. ......... 48,860 3,781,764
Masimo Corp.
(f)(g)
.............. 31,817 5,352,256
Mastercard, Inc. , Class A ......... 37,090 20,842,355
Match Group, Inc. ............. 167,849 5,184,856
McKesson Corp. .............. 27,519 20,165,373
Medtronic plc ................ 178,739 15,580,679
Merck & Co., Inc.
(g)
............. 34,919 2,764,188
Meta Platforms, Inc. , Class A ...... 71,176 52,534,294
Mettler-Toledo International, Inc.
(f)
... 940 1,104,237
MGM Resorts International
(f)
...... 3,904 134,259

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Microchip Technology, Inc. ........ 24,350 $ 1,713,509
Micron Technology, Inc. .......... 159,985 19,718,151
Microsoft Corp.
(k)
.............. 206,698 102,813,652
Moderna, Inc.
(f)
............... 24,124 665,581
Molson Coors Beverage Co. , Class B
(g)
6,246 300,370
Mosaic Co. (The)
(g)
............. 53,565 1,954,051
MSCI, Inc. .................. 7,466 4,305,941
Netflix, Inc.
(f)
................. 16,152 21,629,628
NextEra Energy, Inc. ........... 255,560 17,740,975
NIKE, Inc. , Class B ............ 10,681 758,778
Northern Trust Corp. ............ 8,992 1,140,096
Northrop Grumman Corp. ........ 3,968 1,983,921
Novartis AG (Registered) ........ 16,382 1,988,400
NRG Energy, Inc.
(g)
............. 23,519 3,776,681
Nucor Corp. ................. 8,806 1,140,729
NVIDIA Corp.
(k)
............... 639,330 101,007,747
Opendoor Technologies, Inc. , Class A
(f)
192,781 102,752
Oracle Corp. ................. 124,477 27,214,406
Otis Worldwide Corp. ........... 9,600 950,592
Palantir Technologies, Inc. , Class A
(f)
. 6,155 839,050
Palladyne AI Corp.
(f)
............ 200,974 1,740,431
Palladyne AI Corp.
(f)(g)
........... 7,132 61,763
Palo Alto Networks, Inc.
(f)
........ 16,726 3,422,809
Paramount Global , Class B ....... 22,927 295,758
Paychex, Inc. ................ 3,217 467,945
PayPal Holdings, Inc.
(f)
.......... 34,080 2,532,826
PepsiCo, Inc. ................ 36,849 4,865,542
Philip Morris International, Inc. ..... 18,312 3,335,165
Phillips 66 ................... 11,243 1,341,290
Playstudios, Inc. , Class A
(f)
....... 277,748 363,850
PNC Financial Services Group, Inc.
(The) .................... 30,703 5,723,653
Principal Financial Group, Inc. ..... 42,038 3,339,078
Progressive Corp. (The) ......... 101,744 27,151,404
QUALCOMM, Inc. ............. 6,923 1,102,557
Relspace
(d)
.................. 1,419 1,462
ResMed, Inc.
(g)
............... 5,011 1,292,838
Roche Holding AG ............. 7,173 2,341,410
Rockwell Automation, Inc. ........ 4,188 1,391,128
RTX Corp. .................. 5,725 835,964
S&P Global, Inc. .............. 7,048 3,716,340
Salesforce, Inc. ............... 85,272 23,252,822
Sanofi SA ................... 115,357 11,168,140
Schneider Electric SE ........... 2,573 690,812
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(f)
(j)
....................... 67,266 386,763
ServiceTitan, Inc. , Class A
(f)
....... 12,793 1,371,154
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(d)(f)(j)
........... 15,609 149,534
Snowflake, Inc. , Class A
(f)
........ 19,386 4,338,005
Solaris Energy Infrastructure, Inc. ,
Class A .................. 122,543 3,466,741
Sonder Holdings, Inc. , Class A
(f)
.... 27,555 74,399
SOURCE Global PBC
(d)(f)
......... 38,066 3,045
Southwest Airlines Co.
(g)
......... 30,437 987,376
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(d)(f)(j)
............ 25,071 4,638,135
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(d)(f)(j)
............ 26,909 4,978,165
Spotify Technology SA
(f)
......... 5,256 4,033,139
Starz Entertainment Corp. ........ 7,948 127,724
State Street Corp. ............. 17,746 1,887,110
Security
Shares
Shares Value
United States (continued)
Stellantis NV ................. 81,412 $ 815,433
Stryker Corp. ................ 51,052 20,197,703
Synchrony Financial ............ 49,741 3,319,714
T. Rowe Price Group, Inc. ........ 27,059 2,611,193
Take-Two Interactive Software, Inc.
(f)
. 10,228 2,483,870
Tesla, Inc.
(f)
.................. 49,100 15,597,106
Texas Instruments, Inc. .......... 5,998 1,245,305
Textron, Inc. ................. 45,386 3,644,042
TJX Cos., Inc. (The) ............ 142,806 17,635,113
T-Mobile US, Inc. .............. 11,288 2,689,479
Toll Brothers, Inc. .............. 14,799 1,689,010
Tractor Supply Co.
(g)
............ 29,876 1,576,556
Trane Technologies plc
(g)
......... 54,349 23,772,796
TransDigm Group, Inc. .......... 20,152 30,643,937
Uber Technologies, Inc.
(f)
......... 112,930 10,536,369
Ulta Beauty, Inc.
(f)
.............. 2,548 1,192,005
Union Pacific Corp. ............ 72,853 16,762,018
United Airlines Holdings, Inc.
(f)
..... 60,357 4,806,228
UnitedHealth Group, Inc. ......... 5,911 1,844,055
Universal Health Services, Inc. , Class B 9,206 1,667,667
Valero Energy Corp.
(g)
........... 112,264 15,090,527
Ventas, Inc. ................. 15,146 956,470
Venture Global, Inc. , Class A
(g)
..... 28,694 447,052
Verizon Communications, Inc. ..... 125,644 5,436,616
Vertex Pharmaceuticals, Inc.
(f)
..... 2,734 1,217,177
Vertiv Holdings Co. , Class A ...... 175,975 22,596,950
Viatris, Inc. .................. 117,192 1,046,525
Viper Energy, Inc. , Class A ....... 28,180 1,074,503
Visa, Inc. , Class A ............. 10,516 3,733,706
Vistra Corp. ................. 96,691 18,739,683
Walgreens Boots Alliance, Inc. ..... 74,481 855,042
Walmart, Inc. ................. 317,510 31,046,128
Walt Disney Co. (The) .......... 136,237 16,894,750
Warner Bros Discovery, Inc.
(f)(g)
..... 158,300 1,814,118
Waste Management, Inc. ......... 7,505 1,717,294
Waters Corp.
(f)
................ 2,450 855,148
Wells Fargo & Co. ............. 369,790 29,627,575
Western Digital Corp. ........... 19,126 1,223,873
Williams Cos., Inc. (The)
(g)
........ 185,416 11,645,979
Workday, Inc. , Class A
(f)
......... 10,237 2,456,880
Yum! Brands, Inc. ............. 9,771 1,447,867
Zimmer Biomet Holdings, Inc.
(g)
.... 14,222 1,297,189
Zoetis, Inc. , Class A ............ 4,968 774,760
1,855,369,332
Total Common Stocks — 61.3%
(Cost: $2,294,263,785) ........................... 2,610,506,183
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
(a)
Pampa Energia SA, 7.88%, 12/16/34 USD 133 132,682
Telecom Argentina SA, 9.25%,
05/28/33 ................. 140 142,467
Vista Energy Argentina SAU, 8.50%,
06/10/33 ................. 143 144,037
419,186
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ................. 455 426,562
IREN Ltd., 3.50%, 12/15/29
(a)(n)
..... 658 850,794

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 201 $ 205,705
8.50%, 05/01/30 ............ 574 571,160
Oceana Australian Fixed Income Trust
(d)
12.00%, 07/31/25 ........... AUD 1,453 957,535
10.25%, 08/31/25 ........... —
(o)
1
12.50%, 07/31/26 ........... 2,180 1,470,636
12.50%, 07/31/27 ........... 3,633 2,507,743
Quintis Australia Pty. Ltd.
(a)(d)(f)(h)(p)(q)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 1,856,659
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
8,846,796
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(n)
EUR 1,100 1,216,445
Belgium — 0.1%
Anheuser-Busch InBev SA, 4.00%,
09/24/25
(c)
................ GBP 199 272,753
KBC Group NV, (GUKG1 + 0.92%),
1.25%, 09/21/27
(b)(c)
.......... 200 263,462
Telenet Finance Luxembourg Notes
SARL, 5.50%, 03/01/28
(a)
...... USD 1,400 1,385,278
1,921,493
Brazil — 0.0%
Braskem Netherlands Finance BV,
8.00%, 10/15/34
(a)
........... 250 199,350
LD Celulose International GmbH,
7.95%, 01/26/32
(a)
........... 200 209,750
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 255,849
6.95%, 03/05/54 ............ 200 185,300
Samarco Mineracao SA
(q)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(a)
.............. 39 38,437
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 52 51,209
Vale Overseas Ltd., 6.40%, 06/28/54 . 83 81,133
Vale SA, Series A6, 0.00%
(b)(f)(p)(r)
.... BRL 10 651
1,021,679
Cameroon — 0.0%
Golar LNG Ltd., 2.75%, 12/15/30
(a)(n)
. USD 363 372,075
Canada — 0.4%
1011778 BC ULC
(a)
4.38%, 01/15/28 ............ 200 196,130
4.00%, 10/15/30 ............ 319 297,266
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
1,460 1,536,650
Bombardier, Inc.
(a)
7.25%, 07/01/31 ............ 129 135,411
7.00%, 06/01/32 ............ 100 104,139
Brookfield Residential Properties, Inc.,
4.88%, 02/15/30
(a)
........... 181 161,559
Garda World Security Corp., 4.63%,
02/15/27
(a)
................ 200 198,760
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. 12,118 13,167,948
Husky Injection Molding Systems Ltd.,
9.00%, 02/15/29
(a)
........... 200 209,110
Toronto-Dominion Bank (The), 2.88%,
04/05/27
(c)
................ GBP 199 265,697
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
USD 1,581 1,616,126
17,888,796
Security
Par (000)
Par (000) Value
Chile — 0.0%
(a)(b)
AES Andes SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%, 06/10/55 USD 270 $ 278,497
WOM Chile Holdco SpA, 5.00%,
(5.00% Cash or 5.00% PIK),
04/01/32
(n)(q)
............... 721 703,718
WOM Mobile SA, 12.50%, (12.50%
Cash or 12.50% PIK), 04/01/31
(q)
. 204 193,936
1,176,151
China — 0.0%
Alibaba Group Holding Ltd., 0.50%,
06/01/31
(n)
................ 1,084 1,380,825
Fantasia Holdings Group Co. Ltd.
(c)(f)(p)
11.75%, 04/17/22 ........... 716 19,690
10.88%, 01/09/23 ........... 815 22,413
1,422,928
Colombia — 0.0%
(a)
ABRA Global Finance, 14.00%,
(14.00% Cash or 14.00% PIK),
10/22/29
(q)
................ 202 152,419
Gran Tierra Energy, Inc., 9.50%,
10/15/29 ................. 262 199,233
SURA Asset Management SA, 6.35%,
05/13/32 ................. 200 210,480
562,132
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%, 01/15/31
(a)
.... 206 219,411
Czech Republic — 0.1%
(c)
Allwyn Entertainment Financing UK plc,
7.25%, 04/30/30 ............ EUR 1,025 1,282,861
Czechoslovak Group A/S, 5.25%,
01/10/31 ................. 675 807,292
2,090,153
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.30%,
02/24/31
(a)(b)(c)
.............. 351 410,810
Finland — 0.0%
(c)
Citycon Treasury BV
5.00%, 03/11/30 ............ 150 180,936
5.38%, 07/08/31 ............ 200 242,158
Mehilainen Yhtiot Oy
5.13%, 06/30/32 ............ 479 566,631
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.41%, 06/30/32
(b)
... 116 137,021
1,126,746
France — 0.5%
Afflelou SAS, 6.00%, 07/25/29
(c)
.... 688 842,538
Air France-KLM, (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(b)(c)(r)
. 300 350,942
Altice France SA
(c)
3.38%, 01/15/28 ............ 223 220,128
4.13%, 01/15/29 ............ 188 186,086
4.25%, 10/15/29 ............ 188 185,468
Atos SE
(c)(s)
5.00%, 12/18/30 ............ 869 870,175
1.00%, 12/18/32 ............ 600 299,520
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.99%, 07/18/30
(b)(c)
.... 738 851,941

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 $ 271,302
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(r)
........ USD 216 209,798
1.88%, 12/14/27
(c)
........... GBP 200 258,107
ELO SACA
(c)
2.88%, 01/29/26 ............ EUR 300 348,526
4.88%, 12/08/28 ............ 400 426,471
Eutelsat SA, 1.50%, 10/13/28
(c)
.... 400 428,441
Forvia SE, 2.75%, 02/15/27
(c)
...... 449 520,265
Goldstory SAS
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.18%, 02/01/30
(a)(b)
.. 846 1,006,487
6.75%, 02/01/30
(a)
........... 1,076 1,316,295
6.75%, 02/01/30
(c)
........... 144 176,158
Iliad Holding SASU
5.63%, 10/15/28
(c)
........... 2,401 2,879,237
7.00%, 10/15/28
(a)
........... USD 200 203,655
8.50%, 04/15/31
(a)
........... 400 427,850
IPD 3 BV, 5.50%, 06/15/31
(c)
...... EUR 533 636,480
Lion/Polaris Lux 4 SA
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.95%, 07/01/29 .... 350 414,156
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 5.95%, 07/01/29 .... 385 455,572
Loxam SAS, 6.38%, 05/31/29
(c)
.... 1,222 1,499,534
Lune Holdings SARL, 5.63%,
11/15/28
(c)
................. 649 307,277
Nova Alexandre III SAS, (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
7.53%, 07/15/29
(a)(b)
.......... 678 808,655
Paprec Holding SA, 7.25%, 11/17/29
(c)
613 756,811
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 900 1,115,028
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 400 475,364
Sabena technics SAS, (Acquired
10/28/22, cost $1,689,839), (3-mo.
EURIBOR + 5.00%), 6.98%,
09/30/29
(b)(d)(j)
.............. 1,713 2,017,242
Seche Environnement SACA, 4.50%,
03/25/30
(c)
................ 105 124,953
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(r)
..................... USD 667 680,599
Tereos Finance Groupe I SA, 5.75%,
04/30/31
(c)
................ EUR 140 163,841
TotalEnergies Capital International SA,
1.66%, 07/22/26
(c)
........... GBP 200 267,011
Worldline SA, 5.50%, 06/10/30
(c)
.... EUR 700 715,865
22,717,778
Germany — 0.7%
ADLER Pelzer Holding GmbH, 9.50%,
04/01/27
(a)
................ 435 504,832
alstria office AG, 5.50%, 03/20/31
(c)
.. 500 599,694
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.40%, 04/15/31
(b)(c)
.......... 484 574,404
Aroundtown Finance SARL
(b)(c)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 799 1,107,112
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13% .......... EUR 644 $ 797,305
Commerzbank AG
(b)(c)(r)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 400 459,521
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 1,000 1,241,265
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 600 784,879
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(s)
.. 1,260 1,394,928
Deutsche Bank AG
(b)(c)(r)
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50% .......... 200 229,408
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 2,000 2,264,609
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 400 479,951
Deutsche Lufthansa AG
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 400 467,670
(5-Year EURIBOR ICE Swap Rate
+ 2.86%), 5.25%, 01/15/55 ... 600 701,504
Dynamo Newco II GmbH, 6.25%,
10/15/31
(c)
................ 302 364,639
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
11.88%, 04/01/31
(b)(d)
......... 2,888 3,129,454
Fressnapf Holding SE, 5.25%,
10/31/31
(c)
................ 343 408,135
IHO Verwaltungs GmbH
(c)(q)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(b)
.............. 1,029 1,268,628
7.00%, (7.00% Cash or 7.75% PIK),
11/15/31 ............... 626 778,107
Mahle GmbH, 6.50%, 05/02/31
(a)
... 1,226 1,465,899
Mercer International, Inc., 5.13%,
02/01/29 ................. USD 216 176,192
PCF GmbH
(c)
4.75%, 04/15/29 ............ EUR 524 508,944
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.03%, 04/15/29
(b)
... 517 508,354
PrestigeBidCo GmbH
(b)(c)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03%, 07/01/29 .... 249 294,703
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03%, 07/01/29 .... 315 372,817
ProGroup AG
(a)
5.13%, 04/15/29 ............ 360 428,833
5.38%, 04/15/31 ............ 362 422,687
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 200 237,060
5.38%, 04/01/31 ............ 200 240,621
Tele Columbus AG, 10.00%, (10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(q)
908 702,457
TK Elevator Holdco GmbH, 6.63%,
07/15/28
(c)
................ 883 1,042,612
TK Elevator Midco GmbH, 4.38%,
07/15/27
(c)
................ 2,585 3,044,814
TK Elevator US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 600 599,579
TUI Cruises GmbH
6.25%, 04/15/29
(a)
........... EUR 833 1,021,708
5.00%, 05/15/30
(c)
........... 250 296,159
Volkswagen Financial Services NV,
4.25%, 10/09/25
(c)
........... GBP 100 136,921

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen International Finance
NV
(b)(c)(r)
(5-Year EURIBOR ICE Swap Rate
+ 3.17%), 5.49% .......... EUR 100 $ 118,722
(EUAMDB08 + 3.49%), 5.99% .. 300 356,753
Vonovia SE, Series B, 0.88%,
05/20/32
(c)(n)
............... 300 370,628
Wintershall Dea Finance 2 BV, (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(b)(c)(r)
................ 786 945,543
ZF Europe Finance BV, 7.00%,
06/12/30
(c)
................ 500 590,247
31,438,298
Greece — 0.0%
(b)(c)
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%,
02/07/36 ................. 714 825,603
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%, 06/28/35 ............ 378 474,839
1,300,442
Hong Kong — 0.1%
(c)
FWD Group Holdings Ltd., 8.40%,
04/05/29 ................. USD 2,800 2,881,970
HKT Capital No. 6 Ltd., 3.00%,
01/18/32 ................. 350 311,199
3,193,169
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
................ 200 202,050
CA Magnum Holdings, 5.38%,
10/31/26
(c)
................ 300 297,368
Diamond II Ltd., 7.95%, 07/28/26
(a)
.. 200 201,620
Greenko Dutch BV, 3.85%, 03/29/26
(c)
176 172,568
India Green Power Holdings, 4.00%,
02/22/27
(c)
................ 244 236,744
REI Agro Ltd.
(d)(f)(n)(p)
5.50%, 11/13/14
(a)
........... 5,549 1
5.50%, 11/13/14
(c)
........... 2,291 —
ReNew Pvt Ltd., 5.88%, 03/05/27
(c)
.. 200 198,370
Vedanta Resources Finance II plc
(a)
10.88%, 09/17/29 ........... 240 248,700
9.85%, 04/24/33 ............ 200 199,000
1,756,421
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%,
04/14/27
(c)
................ 252 251,924
Minejesa Capital BV
4.63%, 08/10/30
(c)
........... 171 166,674
5.63%, 08/10/37
(a)
........... 200 191,375
Pertamina Persero PT, 6.45%,
05/30/44
(a)
................ 200 205,000
814,973
Ireland — 0.2%
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b)(c)(r)
. EUR 500 585,294
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b)(c)(r)
687 813,808
Dell Bank International DAC, 0.50%,
10/27/26
(c)
................ 469 538,548
eircom Finance DAC, 5.00%,
04/30/31
(c)
................ 707 834,893
Security
Par (000)
Par (000) Value
Ireland (continued)
Flutter Treasury DAC
(c)
4.00%, 06/04/31 ............ EUR 622 $ 733,830
6.13%, 06/04/31 ............ GBP 294 406,154
Helios Software Holdings, Inc., 7.88%,
05/01/29
(a)
................ EUR 1,328 1,618,286
ION Trading Technologies SARL,
5.75%, 05/15/28
(a)
........... USD 800 771,875
6,302,688
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 586,679
3.75%, 05/09/27 ............ 1,015 1,198,692
7.38%, 09/15/29 ............ 163 217,207
7.38%, 09/15/29 ............ 50 66,628
7.88%, 09/15/31 ............ 889 1,248,783
7.88%, 09/15/31 ............ 172 241,609
3,559,598
Italy — 0.6%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(r)
..... 284 346,308
Agrifarma SpA, 4.50%, 10/31/28
(a)
.. 1,983 2,335,860
Almaviva-The Italian Innovation Co.
SpA, 5.00%, 10/30/30
(c)
....... 987 1,162,637
BPER Banca SpA, (5-Year EURIBOR
ICE Swap Rate + 4.35%), 6.50%
(b)(c)
(r)
....................... 400 482,978
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.23%, 09/30/31
(b)
... 570 673,525
6.50%, 09/30/31 ............ 416 496,718
Dolcetto Holdco SpA
(c)
(3-mo. EURIBOR + 3.63%), 5.56%,
07/14/32
(b)
.............. 177 208,802
5.63%, 07/14/32 ............ 497 589,840
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.40%,
07/15/31
(b)(c)
............... 705 834,607
Engineering - Ingegneria Informatica -
SpA, 11.13%, 05/15/28
(c)
....... 1,142 1,421,089
Eni SpA, (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(r)
.......... 500 591,961
Fedrigoni SpA, 6.13%, 06/15/31
(c)
... 868 977,955
Fiber Midco SpA, 10.00%, 06/15/29
(c)
446 478,867
Fibercop SpA
(c)
4.75%, 06/30/30 ............ 208 246,582
5.13%, 06/30/32 ............ 227 267,769
FIS Fabbrica Italiana Sintetici SpA,
5.63%, 08/01/27
(c)
........... 607 721,115
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03%, 04/15/29
(c)
... 441 522,177
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.03%, 04/15/29
(a)
... 825 976,861
Intesa Sanpaolo SpA, (5-Year EUR
Swap Annual + 5.85%), 5.50%
(b)(c)(r)
250 300,745
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.72%, 12/15/29
(b)(c)
470 554,383
Itelyum Regeneration Spa, 5.75%,
04/15/30
(c)
................ 151 179,393
Lottomatica Group SpA
(c)
5.38%, 06/01/30 ............ 218 267,227
4.88%, 01/31/31 ............ 434 524,184

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.25%, 06/01/31
(b)
... EUR 329 $ 389,249
Marcolin SpA, 6.13%, 11/15/26
(a)
... 1,329 1,565,597
Nexi SpA, 0.00%, 02/24/28
(c)(e)(n)
.... 700 747,229
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.44%, 05/17/31
(b)
... 291 344,566
7.13%, 05/17/31 ............ 319 404,662
Prysmian SpA, (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(b)(c)(r)
. 800 967,125
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.86%, 12/31/29
(b)
... 207 245,743
6.75%, 12/31/29 ............ 343 426,514
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$1,966,557), (3-mo. EURIBOR +
3.25%), 5.77%, 08/22/27
(b)(c)(d)(j)
.. 1,786 2,083,970
TeamSystem SpA
(c)
5.00%, 07/01/31 ............ 255 300,167
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.78%, 07/31/31
(b)
... 511 602,857
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.19%, 07/01/32
(b)
... 436 513,111
Unipol Assicurazioni SpA, 4.90%,
05/23/34
(c)
................ 300 370,834
24,123,207
Japan — 0.1%
Nomura Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(b)
(r)
....................... USD 239 242,047
Rakuten Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a)
(b)(r)
..................... 300 293,497
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ EUR 1,089 1,303,003
5.75%, 07/08/32 ............ 1,106 1,301,191
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(b)(r)
........... USD 222 217,517
Takeda Pharmaceutical Co. Ltd.,
2.25%, 11/21/26
(c)
........... EUR 850 998,911
4,356,166
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 924 874,925
10.38%, 03/31/29
(c)
.......... GBP 1,022 1,307,025
TER Finance Jersey Ltd., Series 22,
0.00%, 10/02/25
(a)(e)
.......... USD 4,486 4,385,065
6,567,015
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC,
4.25%, 11/03/26
(c)
........... 267 264,552
Luxembourg — 0.5%
ADLER Financing SARL
8.25%, 12/31/28 ............ EUR 1,852 2,207,946
10.00%, 12/31/29 ........... 250 299,069
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ 542 653,072
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Cidron Aida Finco SARL
(c)
7.00%, 10/27/31 ............ EUR 163 $ 195,993
9.13%, 10/27/31 ............ GBP 171 239,510
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ............ EUR 467 560,887
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.14%, 05/15/32
(b)
... 478 564,389
Herens Holdco SARL, 4.75%,
05/15/28
(a)
................ USD 200 179,495
Herens Midco SARL, 5.25%, 05/15/29
(a)
EUR 1,435 1,236,416
INEOS Finance plc
6.63%, 05/15/28
(a)
........... 957 1,157,334
5.63%, 08/15/30
(c)
........... 237 271,291
Intelsat Jackson Holdings SA, 6.50%,
03/15/30
(a)
................ USD 479 488,434
Kleopatra Finco SARL, 4.25%,
03/01/26
(c)
................ EUR 975 1,076,872
Luna 2 5SARL, 5.50%, 07/01/32
(c)
.. 230 276,054
Matterhorn Telecom SA, 3.13%,
09/15/26
(c)
................ 1,427 1,678,571
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
. 998 1,168,541
Petroleos Mexicanos, 7.50%,
03/20/26
(a)
................ USD 6,405 6,300,919
SES SA
(c)
4.13%, 06/24/30 ............ EUR 200 237,607
4.88%, 06/24/33 ............ 250 297,342
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ............ 138 161,153
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.39%, 02/15/30
(b)
... 309 360,343
Vivion Investments SARL, 8.25%,
(8.25% Cash or 7.90% PIK),
08/31/28
(c)(q)
............... 1,126 1,295,672
20,906,910
Macau — 0.0%
Sands China Ltd., 5.40%, 08/08/28
(s)
. USD 200 200,930
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
300 300,566
Studio City Finance Ltd., 5.00%,
01/15/29
(c)
................ 334 305,376
806,872
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%, 07/20/27 .. 200 191,474
Dua Capital Ltd., 2.78%, 05/11/31 ... 341 311,224
Gohl Capital Ltd., 4.25%, 01/24/27 .. 300 295,237
797,935
Mauritius — 0.2%
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)(d)
......... 5,809 5,925,180
Mexico — 0.0%
(a)
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(b)(r)
................. 253 246,991
Cemex SAB de CV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.52%), 7.20%
(b)
(r)
....................... 200 202,300
Orbia Advance Corp. SAB de CV,
6.80%, 05/13/30 ............ 200 204,900
654,191

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.3%
ABN AMRO Bank NV, (5-Year EUR
Swap Annual + 3.90%), 6.38%
(b)(c)(r)
EUR 300 $ 364,812
Boels Topholding BV
6.25%, 02/15/29
(c)
........... 1,522 1,856,028
5.75%, 05/15/30
(a)
........... 296 361,694
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%, 07/12/28
(b)(c)
... GBP 200 260,586
ING Groep NV
3.00%, 02/18/26
(c)
........... 200 271,862
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(b)(r)
......... USD 600 557,447
(USISSO05 + 4.08%), 7.25%
(b)(c)(r)
750 762,187
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(c)(r)
. EUR 425 496,028
Nobian Finance BV, 3.63%, 07/15/26
(c)
766 898,988
Q-Park Holding I BV
(c)
5.13%, 02/15/30 ............ 517 628,945
5.13%, 02/15/30 ............ 559 680,039
Sigma Holdco BV, 5.75%, 05/15/26
(c)
. 254 297,942
Sunrise FinCo. I BV, 4.88%, 07/15/31
(a)
USD 1,480 1,399,710
Sunrise HoldCo IV BV, 5.50%,
01/15/28
(a)
................ 400 397,433
Trivium Packaging Finance BV, 6.63%,
07/15/30
(c)
................ EUR 190 231,314
VZ Vendor Financing II BV, 2.88%,
01/15/29
(c)
................ 1,523 1,628,301
Ziggo Bond Co. BV, 6.13%, 11/15/32
(c)
309 341,920
11,435,236
Peru — 0.0%
(a)
Pluspetrol Camisea SA, 6.24%,
07/03/36 ................. USD 75 77,074
Volcan Cia Minera SAA, 8.75%,
01/24/30 ................. 180 178,312
255,386
Poland — 0.0%
ORLEN SA, 6.00%, 01/30/35
(a)
..... 200 205,100
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%, 09/16/54
(b)(c)
EUR 600 716,653
Republic of Turkiye — 0.0%
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(a)
................ USD 200 203,625
Saudi Arabia — 0.0%
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(b)
(c)(r)
..................... 292 292,464
Singapore — 0.1%
Continuum Energy Pte. Ltd., 12.85%,
09/11/27
(a)(d)
............... 1,967 1,967,429
Slovenia — 0.0%
United Group BV
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.39%, 02/15/31
(a)(b)
.. EUR 1,029 1,212,110
6.50%, 10/31/31
(c)
........... 250 297,543
1,509,653
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%,
03/15/32
(c)
................ 354 409,620
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 196,000
Security
Par (000)
Par (000) Value
South Africa (continued)
6.50%, 09/27/28 ............ USD 200 $ 189,800
Stillwater Mining Co., 4.50%, 11/16/29
(a)
200 178,250
973,670
South Korea — 0.0%
(c)
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(r)
................. 500 487,205
SK Battery America, Inc., 2.13%,
01/26/26 ................. 480 469,286
956,491
Spain — 0.2%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR at 0.00% Floor +
2.50%), 4.82%, 05/01/30
(b)(c)
.... EUR 483 573,446
Banco Bilbao Vizcaya Argentaria SA
(b)(r)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38%
(c)
......... 400 521,243
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... 600 748,293
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 1,082 1,096,832
Banco Santander SA, (GUKG1 +
1.80%), 3.13%, 10/06/26
(b)(c)
.... GBP 700 956,681
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(c)(r)
. EUR 600 758,011
CaixaBank SA
(b)(c)(r)
(5-Year EUR Swap Annual +
6.35%), 5.88% ........... 600 732,486
(5-Year EURIBOR ICE Swap Rate
+ 3.94%), 6.25% .......... 200 240,302
Cellnex Telecom SA, 0.75%, 11/20/31
(c)
(n)
...................... 400 419,857
Cirsa Finance International SARL,
7.88%, 07/31/28
(c)
........... 1,027 1,259,276
Grifols SA, 7.13%, 05/01/30
(c)
...... 544 664,907
Iberdrola Finanzas SA, Series IBE,
1.50%, 03/27/30
(c)(n)
.......... 500 612,562
Kaixo Bondco Telecom SA, 5.13%,
09/30/29
(c)
................ 477 569,619
Telefonica Emisiones SA, 5.38%,
02/02/26
(c)
................ GBP 401 552,285
9,705,800
Sweden — 0.2%
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ EUR 771 905,570
1.38%, 03/03/27 ............ 341 391,038
Intrum AB
(c)(f)(p)
3.00%, 09/15/27 ............ 862 858,362
9.25%, 03/15/28 ............ 359 376,367
Preem Holdings AB, 12.00%,
06/30/27
(c)
................ 374 459,321
Stena International SA, 7.25%,
01/15/31
(c)
................ USD 2,214 2,220,859
Swedbank AB, (GUKG1 + 1.00%),
1.38%, 12/08/27
(b)(c)
.......... GBP 199 261,446
Verisure Holding AB
3.25%, 02/15/27
(c)
........... EUR 806 943,534
9.25%, 10/15/27
(a)
........... 811 995,760
Verisure Midholding AB, 5.25%,
02/15/29
(c)
................ 1,375 1,625,755
9,038,012

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland — 0.1%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 800 $ 991,901
UBS AG, (1-day SOFR + 0.72%),
4.86%, 01/10/28
(b)
........... USD 256 258,081
UBS Group AG
(a)(b)(r)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88% ........... 225 218,845
(USISSO05 + 3.63%), 6.85% ... 1,175 1,180,157
(USISSO05 + 3.08%), 7.00% ... 325 323,304
VistaJet Malta Finance plc
(a)
9.50%, 06/01/28 ............ 100 102,779
6.38%, 02/01/30 ............ 100 93,748
3,168,815
Thailand — 0.0%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(r)
........ 200 199,360
5.30%, 09/21/28
(a)
........... 200 204,276
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(r)
..................... 282 277,629
681,265
Ukraine — 0.0%
NAK Naftogaz Ukraine
(q)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(c)
.............. EUR 440 440,490
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(a)
.............. USD 251 195,800
VF Ukraine PAT, 9.62%, 02/11/27
(c)(s)
. 250 238,583
874,873
United Arab Emirates — 0.0%
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(r)
... 404 403,620
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(r)
..................... 202 201,558
MDGH GMTN RSC Ltd., 4.38%,
11/22/33
(a)
................ 314 300,640
905,818
United Kingdom — 1.4%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$1,973,431), 15.00%, 06/19/26
(d)(j)
GBP 1,578 2,019,347
AA Bond Co. Ltd., 6.50%, 01/31/26
(c)
. 662 906,358
Amber Finco plc, 6.63%, 07/15/29
(c)
. EUR 1,240 1,528,286
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
2,280 2,759,701
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 199 269,720
3.25%, 02/12/27
(c)
........... 199 267,851
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(r)
......... USD 216 201,061
(USISSO05 + 3.69%), 7.63%
(b)(r)
. 200 200,858
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 2,144 2,843,461
6.13%, 11/30/28
(c)
........... 521 690,971
BCP V Modular Services Finance plc,
6.75%, 11/30/29
(a)
........... EUR 1,699 1,785,482
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Bellis Acquisition Co. plc, 8.00%,
07/01/31
(c)
................ EUR 507 $ 598,535
Bellis Finco plc, 4.00%, 02/16/27
(c)
.. GBP 1,479 2,028,984
BG Energy Capital plc, 5.13%,
12/01/25
(c)
................ 366 502,962
Bracken MidCo1 plc, 6.75%, (6.75%
Cash or 7.50% PIK), 11/01/27
(c)(q)
. 286 388,326
British Telecommunications plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%),
4.88%, 11/23/81
(a)(b)
.......... USD 723 661,984
California Buyer Ltd., 5.63%, 02/15/32
(c)
EUR 490 593,674
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 189 266,699
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(b)(c)
.... 845 1,172,938
Connect Finco SARL, 9.00%,
09/15/29
(a)
................ USD 528 530,708
ContourGlobal Power Holdings SA,
5.00%, 02/28/30
(c)
........... EUR 404 479,456
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 1,595 2,170,110
5.50%, 06/15/27
(c)
........... 1,314 1,787,790
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 965 1,379,684
eG Global Finance plc, 12.00%,
11/30/28
(a)
................ USD 1,073 1,184,457
Gatwick Airport Finance plc, 4.38%,
04/07/26
(c)
................ GBP 467 636,212
Global Auto Holdings Ltd., 11.50%,
08/15/29
(a)
................ USD 200 195,692
Global Switch Finance BV, 1.38%,
10/07/30
(c)
................ EUR 459 506,303
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 1,193 1,627,727
HSBC Holdings plc
(b)
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... 267 355,518
(5-Year EUR Swap Annual +
3.84%), 4.75%
(c)(r)
......... EUR 724 848,727
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(r)
.......... USD 102 102,386
INEOS Quattro Finance 2 plc
(c)
8.50%, 03/15/29 ............ EUR 539 632,515
6.75%, 04/15/30 ............ 328 356,240
Informa plc, 3.13%, 07/05/26
(c)
..... GBP 200 270,335
Kane Bidco Ltd., 6.50%, 02/15/27
(a)
.. 1,408 1,952,517
Lloyds Banking Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.44%), 7.50%
(b)(r)
.... 200 275,930
Market Bidco Finco plc
(c)
4.75%, 11/04/27 ............ EUR 618 724,222
5.50%, 11/04/27 ............ GBP 1,330 1,789,167
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b)(r)
............... 170 140,361
4.88%, 09/26/31 ............ EUR 575 548,376
Motion Finco SARL, 7.38%, 06/15/30
(c)
470 519,173
National Grid plc, 0.16%, 01/20/28
(c)
. 1,236 1,368,702
Nationwide Building Society
(b)(c)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 344 465,319

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. GBP 425 $ 588,802
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 456 631,749
NatWest Group plc
(b)
(BPSW1 + 1.49%), 2.88%,
09/19/26
(c)
.............. 200 273,249
(BPSW1 + 2.01%), 3.13%,
03/28/27
(c)
.............. 199 270,402
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.29%),
7.50%
(r)
................ 350 476,776
Ocado Group plc, 11.00%, 06/15/30
(c)
425 567,413
OEG Finance plc, 7.25%, 09/27/29
(c)
. EUR 342 412,930
Pinewood Finco plc, 6.00%, 03/27/30
(a)
GBP 1,331 1,804,167
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
440 638,392
Santander UK Group Holdings plc,
3.63%, 01/14/26
(c)
........... 199 271,740
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.77%,
07/31/29
(b)
.............. EUR 293 350,316
10.75%, 07/31/29 ........... GBP 472 671,666
10.75%, 07/31/29 ........... 445 633,244
Thames Water Utilities Finance plc,
4.00%, 06/19/27
(c)
........... 1,381 1,320,860
Thames Water Utilities Ltd., 0.00%,
03/22/27
(a)(e)
............... 10 11,859
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 824 1,033,538
4.13%, 08/15/30 ............ 1,531 1,895,682
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28
(c)
....... 2,155 2,813,855
Virgin Media Vendor Financing Notes
IV DAC, 5.00%, 07/15/28
(a)
..... USD 400 391,594
Vmed O2 UK Financing I plc
4.50%, 07/15/31
(c)
........... GBP 932 1,144,983
4.75%, 07/15/31
(a)
........... USD 200 185,005
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... 141 128,862
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 452 673,358
Zegona Finance plc, 6.75%, 07/15/29
(c)
EUR 757 947,440
58,672,707
United States — 4.7%
Acadia Healthcare Co., Inc.
(a)
5.50%, 07/01/28 ............ USD 209 207,657
7.38%, 03/15/33 ............ 126 129,809
Acrisure LLC, 4.25%, 02/15/29
(a)
.... 200 191,945
Adient Global Holdings Ltd., 7.50%,
02/15/33
(a)
................ 203 207,588
Aethon United BR LP, 7.50%,
10/01/29
(a)
................ 200 209,787
Affinity Interactive, 6.88%, 12/15/27
(a)
175 107,406
AG Issuer LLC, 6.25%, 03/01/28
(a)
.. 353 353,061
Alexander Funding Trust II, 7.47%,
07/31/28
(a)
................ 635 679,061
Allegiant Travel Co., 7.25%, 08/15/27
(a)
431 431,125
Alliant Holdings Intermediate LLC
(a)
4.25%, 10/15/27 ............ 200 196,320
6.75%, 04/15/28 ............ 103 104,710
Security
Par (000)
Par (000) Value
United States (continued)
7.00%, 01/15/31 ............ USD 160 $ 165,506
Allied Universal Holdco LLC
4.88%, 06/01/28
(c)
........... GBP 3,068 4,037,090
6.88%, 06/15/30
(a)
........... USD 200 202,713
7.88%, 02/15/31
(a)
........... 200 208,938
Alpha Generation LLC, 6.75%,
10/15/32
(a)
................ 165 170,089
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... 1,254 1,300,041
4.25%, 02/15/29 ............ 1,278 1,023,818
4.25%, 02/15/29
(n)
........... 510 428,400
10.50%, 07/15/32
(a)
.......... 100 101,324
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 100 102,915
American Axle & Manufacturing, Inc.,
5.00%, 10/01/29 ............ 258 236,103
American Tower Corp., 0.45%,
01/15/27 ................. EUR 2,157 2,464,948
AmeriGas Partners LP
(a)
9.38%, 06/01/28 ............ USD 68 70,117
9.50%, 06/01/30 ............ 179 185,709
Amgen, Inc., 5.50%, 12/07/26
(c)
.... GBP 200 278,114
Amkor Technology, Inc., 6.63%,
09/15/27
(a)
................ USD 430 431,078
AmWINS Group, Inc.
(a)
6.38%, 02/15/29 ............ 2 2,039
4.88%, 06/30/29 ............ 100 97,181
Aramark Services, Inc., 5.00%,
02/01/28
(a)
................ 200 199,195
Arches Buyer, Inc., 4.25%, 06/01/28
(a)
100 95,714
Arcosa, Inc., 6.88%, 08/15/32
(a)
.... 200 207,564
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ EUR 509 568,626
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... 1,233 1,390,290
4.13%, 08/15/26
(a)
........... USD 4,760 4,469,021
Aretec Group, Inc., 10.00%, 08/15/30
(a)
300 329,676
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 373 500,727
5.50%, 03/15/27
(c)
........... 200 278,881
ATI, Inc., 7.25%, 08/15/30 ........ USD 216 226,347
Avis Budget Car Rental LLC
(a)
5.38%, 03/01/29 ............ 22 21,203
8.25%, 01/15/30 ............ 200 208,880
8.38%, 06/15/32 ............ 100 104,622
Ball Corp., 4.25%, 07/01/32 ....... EUR 530 632,531
Bank of America Corp., (3-mo.
EURIBOR + 0.91%), 1.95%,
10/27/26
(b)(c)
............... 875 1,029,359
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(r)
........... USD 101 103,759
Bausch + Lomb Corp.
8.38%, 10/01/28
(a)
........... 190 198,313
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 01/15/31
(b)(c)
.. EUR 288 341,386
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ USD 337 344,742
Beach Acquisition Bidco LLC, 5.25%,
07/15/32
(c)
................ EUR 409 485,395
Becton Dickinson Euro Finance SARL,
3.55%, 09/13/29 ............ 1,455 1,761,458
Blue Racer Midstream LLC, 7.25%,
07/15/32
(a)
................ USD 200 211,931

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Boyd Gaming Corp., 4.75%, 06/15/31
(a)
USD 202 $ 193,606
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$2,815,654) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28
(d)
(j)(q)
................... 2,816 2,815,654
Caesars Entertainment, Inc.
(a)
4.63%, 10/15/29 ............ 132 125,999
6.00%, 10/15/32 ............ 214 209,872
California Resources Corp., 8.25%,
06/15/29
(a)
................ 570 585,092
Calpine Corp.
(a)
5.13%, 03/15/28 ............ 99 98,889
5.00%, 02/01/31 ............ 302 298,750
Camelot Return Merger Sub, Inc.,
8.75%, 08/01/28
(a)
........... 23 21,211
CCO Holdings LLC, 4.75%, 02/01/32
(a)
296 280,764
Central Parent LLC, 8.00%, 06/15/29
(a)
190 157,110
Chemours Co. (The), 8.00%,
01/15/33
(a)
................ 177 165,744
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 134 133,742
5.75%, 04/01/30 ............ 240 240,782
Cinemark USA, Inc.
(a)
5.25%, 07/15/28 ............ 406 404,076
7.00%, 08/01/32 ............ 194 201,404
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 1,027,182
1.75%, 10/23/26 ............ GBP 316 418,654
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95%
(b)(r)
.. USD 119 121,537
Civitas Resources, Inc.
(a)
8.38%, 07/01/28 ............ 672 688,068
8.63%, 11/01/30 ............ 575 583,762
Clarios Global LP
6.75%, 05/15/28
(a)
........... 220 225,820
6.75%, 02/15/30
(a)
........... 41 42,631
4.75%, 06/15/31
(c)
........... EUR 685 809,994
Clear Channel Outdoor Holdings, Inc.
(a)
5.13%, 08/15/27 ............ USD 125 123,578
9.00%, 09/15/28 ............ 177 185,465
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,601 1,615,910
9.00%, 09/30/29 ............ 404 418,756
8.25%, 06/30/32 ............ 783 833,292
Clydesdale Acquisition Holdings, Inc.
(a)
6.63%, 04/15/29 ............ 229 232,317
8.75%, 04/15/30 ............ 753 770,187
Comcast Corp., 0.25%, 09/14/29 ... EUR 513 544,796
CommScope LLC, 9.50%, 12/15/31
(a)
USD 290 303,692
Community Health Systems, Inc.
(a)
6.00%, 01/15/29 ............ 102 98,110
5.25%, 05/15/30 ............ 278 246,516
4.75%, 02/15/31 ............ 102 87,198
Comstock Resources, Inc.
6.75%, 03/01/29
(a)
........... 293 292,268
Constellium SE, 5.38%, 08/15/32
(c)
.. EUR 264 314,866
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(e)(n)
..................... USD 226 245,492
CoreWeave, Inc., 9.25%, 06/01/30
(a)
. 100 102,233
Cornerstone Building Brands, Inc.,
9.50%, 08/15/29
(a)
........... 142 130,544
Security
Par (000)
Par (000) Value
United States (continued)
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ USD 575 $ 549,588
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,597,291
11.25%, 05/15/28 ........... 359 357,649
11.75%, 01/31/29 ........... 784 745,706
CVR Energy, Inc.
(a)
5.75%, 02/15/28 ............ 31 29,683
8.50%, 01/15/29 ............ 159 159,062
Dana Financing Luxembourg SARL,
8.50%, 07/15/31
(c)
........... EUR 741 949,988
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ 630 751,079
Delek Logistics Partners LP
(a)
8.63%, 03/15/29 ............ USD 200 207,576
7.38%, 06/30/33 ............ 28 27,870
DISH Network Corp.
(n)
0.00%, 12/15/25
(e)
........... 1,454 1,308,600
3.38%, 08/15/26 ............ 411 341,335
Dotdash Meredith, Inc., 7.63%,
06/15/32
(a)
................ 110 106,667
Encino Acquisition Partners Holdings
LLC, 8.75%, 05/01/31
(a)
....... 39 43,070
Endo Finance Holdings, Inc., 8.50%,
04/15/31
(a)
................. 200 211,712
Energizer Holdings, Inc., 4.38%,
03/31/29
(a)
................ 157 148,493
EQT Corp., 7.50%, 06/01/30
(c)
..... 210 230,793
EquipmentShare.com, Inc., 8.00%,
03/15/33
(a)
................ 87 91,141
Fertitta Entertainment LLC, 4.63%,
01/15/29
(a)
................ 140 134,094
Fidelity National Information Services,
Inc., 1.50%, 05/21/27 ......... EUR 911 1,055,063
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 3,700 3,681,658
Focus Financial Partners LLC, 6.75%,
09/15/31
(a)
................ 168 171,488
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 140 126,725
Freedom Mortgage Corp., 12.25%,
10/01/30
(a)
................ 200 221,774
Freedom Mortgage Holdings LLC
(a)
9.13%, 05/15/31 ............ 119 122,663
8.38%, 04/01/32 ............ 104 105,121
Frontier Communications Holdings LLC
5.00%, 05/01/28
(a)
........... 487 486,795
6.75%, 05/01/29
(a)
........... 965 977,618
5.88%, 11/01/29 ............ 90 90,898
6.00%, 01/15/30
(a)
........... 90 91,161
8.75%, 05/15/30
(a)
........... 2,184 2,284,183
8.63%, 03/15/31
(a)
........... 1,705 1,811,576
Frontier Florida LLC, Series E, 6.86%,
02/01/28 ................. 1,880 1,956,015
Frontier North, Inc., Series G, 6.73%,
02/15/28 ................. 1,101 1,125,927
Full House Resorts, Inc., 8.25%,
02/15/28
(a)
................ 59 57,329
General Motors Financial Co., Inc.,
4.30%, 02/15/29
(c)
........... EUR 598 734,899
Global Partners LP, 8.25%, 01/15/32
(a)
USD 177 186,148
Global Payments, Inc., 4.88%, 03/17/31 EUR 423 523,137
Goldman Sachs Group, Inc. (The)
0.25%, 01/26/28
(c)
........... 999 1,112,944

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
7.25%, 04/10/28 ............ GBP 204 $ 299,585
0.88%, 05/09/29
(c)
........... EUR 943 1,033,198
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31 ............ USD 100 96,038
5.63%, 04/30/33 ............ 193 184,789
GoTo Group, Inc.
(a)
5.50%, 05/01/28 ............ 283 91,991
5.50%, 05/01/28 ............ 248 203,401
Gray Media, Inc., 10.50%, 07/15/29
(a)
100 107,427
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%,
02/14/30
(b)
................ 6,830 6,945,564
Hilton Grand Vacations Borrower LLC
(a)
5.00%, 06/01/29 ............ 19 18,275
4.88%, 07/01/31 ............ 340 313,295
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 9,929 9,941,908
Howard Midstream Energy Partners
LLC, 7.38%, 07/15/32
(a)
....... 200 210,340
HUB International Ltd., 7.25%,
06/15/30
(a)
................ 345 360,537
International Business Machines Corp.,
3.38%, 02/06/27 ............ EUR 837 1,000,480
ITT Holdings LLC, 6.50%, 08/01/29
(a)
USD 249 236,787
JetBlue Airways Corp., 9.88%,
09/20/31
(a)
................ 185 179,983
JetBlue Pass-Through Trust, Series
2019-1, Class AA, 2.75%, 05/15/32 268 234,373
JPMorgan Chase & Co.
(b)
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 1,061,204
(3-mo. EURIBOR + 0.60%), 3.67%,
06/06/28
(c)
.............. 781 940,439
Series OO, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.15%),
6.50%
(r)
................ USD 110 113,605
KeHE Distributors LLC, 9.00%,
02/15/29
(a)
................ 169 175,025
Kraft Heinz Foods Co., 4.13%,
07/01/27
(c)
................ GBP 100 136,438
Kronos International, Inc., 9.50%,
03/15/29
(c)
................ EUR 213 270,206
LCM Investments Holdings II LLC
(a)
4.88%, 05/01/29 ............ USD 200 194,490
8.25%, 08/01/31 ............ 202 214,763
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 12.76%, 01/05/28
(a)(b)(d)
. 5,117 4,713,882
Level 3 Financing, Inc.
(a)
10.00%, 10/15/32 ........... 431 435,004
6.88%, 06/30/33 ............ 154 156,698
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 928 883,224
LifePoint Health, Inc.
(a)
9.88%, 08/15/30 ............ 28 30,288
8.38%, 02/15/32 ............ 78 83,112
Light & Wonder International, Inc.,
7.50%, 09/01/31
(a)
........... 100 104,641
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(a)
................ 200 197,826
Magnera Corp.
(a)
4.75%, 11/15/29 ............ 66 58,324
7.25%, 11/15/31 ............ 118 111,262
Mauser Packaging Solutions Holding
Co., 7.88%, 04/15/27
(a)
........ 559 568,163
Security
Par (000)
Par (000) Value
United States (continued)
McGraw-Hill Education, Inc., 7.38%,
09/01/31
(a)
................ USD 100 $ 104,314
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 556 551,666
MGM Resorts International, 6.50%,
04/15/32 ................. 125 127,039
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,302,256
(3-mo. EURIBOR + 1.30%), 4.66%,
03/02/29 ............... 747 923,078
MPT Operating Partnership LP, 7.00%,
02/15/32
(c)
................ 531 640,816
Nasdaq, Inc., 4.50%, 02/15/32 ..... 615 772,131
Nationstar Mortgage Holdings, Inc.
(a)
5.00%, 02/01/26 ............ USD 136 135,458
6.00%, 01/15/27 ............ 200 200,215
5.75%, 11/15/31 ............ 100 101,559
7.13%, 02/01/32 ............ 100 103,870
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
.. 235 240,083
NCR Atleos Corp., 9.50%, 04/01/29
(a)
1,312 1,437,116
NCR Voyix Corp., 5.00%, 10/01/28
(a)
. 404 399,907
Netflix, Inc., 3.63%, 05/15/27 ...... EUR 1,650 1,986,233
New Generation Co., 10.34%,
09/30/29
(a)(d)
............... USD 3,996 3,965,708
Newell Brands, Inc.
6.38%, 05/15/30 ............ 107 104,092
6.63%, 05/15/32 ............ 168 160,265
Nexstar Media, Inc., 5.63%, 07/15/27
(a)
506 504,816
Northern Oil & Gas, Inc., 8.75%,
06/15/31
(a)
................ 109 112,324
Novelis Corp.
(a)
4.75%, 01/30/30 ............ 200 191,400
3.88%, 08/15/31 ............ 176 158,147
Occidental Petroleum Corp., 5.20%,
08/01/29 ................. 430 431,383
Olympus Water US Holding Corp.
(a)
4.25%, 10/01/28 ............ 400 380,385
9.75%, 11/15/28 ............ 530 558,106
OneMain Finance Corp., 7.13%,
11/15/31 .................. 175 182,083
Organon & Co., 5.13%, 04/30/31
(a)
.. 423 367,103
OT Midco, Inc., 10.00%, 02/15/30
(a)
.. 1,304 1,006,363
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 100 99,500
4.25%, 01/15/29 ............ 200 191,335
Owens-Brockway Glass Container, Inc.,
7.25%, 05/15/31
(a)
........... 98 100,432
Panther Escrow Issuer LLC, 7.13%,
06/01/31
(a)
................ 256 265,920
Park Intermediate Holdings LLC,
4.88%, 05/15/29
(a)
........... 245 237,382
Performance Food Group, Inc.
(a)
4.25%, 08/01/29 ............ 100 96,425
6.13%, 09/15/32 ............ 162 165,715
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 72 71,878
8.00%, 04/15/27 ............ 487 497,909
Perrigo Finance Unlimited Co., 5.38%,
09/30/32 ................. EUR 258 311,515
PetSmart, Inc., 4.75%, 02/15/28
(a)
... USD 250 243,787
Pike Corp., 5.50%, 09/01/28
(a)
..... 40 39,974
Pioneer Midco LLC, 10.50%, 11/18/30
(a)
(b)(d)
..................... 4,144 4,200,998
Pitney Bowes, Inc., 6.88%, 03/15/27
(a)
1,268 1,279,539

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ USD 337 $ 335,455
4.50%, 09/15/31 ............ 99 91,892
Prestige Brands, Inc.
(a)
5.13%, 01/15/28 ............ 2 1,984
3.75%, 04/01/31 ............ 100 92,149
Prime Security Services Borrower LLC,
6.25%, 01/15/28
(a)
........... 234 234,366
Procter & Gamble Co. (The), 4.88%,
05/11/27 .................. EUR 581 717,589
Quikrete Holdings, Inc., 6.75%,
03/01/33
(a)
................ USD 539 556,154
Resort Communities LoanCo. LP,
12.50%, 11/21/28
(a)(b)(d)
........ 6,518 6,559,310
Reworld Holding Corp., 4.88%,
12/01/29
(a)
................ 144 136,994
RingCentral, Inc., 8.50%, 08/15/30
(a)
. 2,082 2,227,715
RR Donnelley & Sons Co., 10.88%,
08/01/29
(a)
................ 159 153,597
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 336 343,980
10.75%, 11/15/29 ........... 2,209 2,269,849
11.13%, 07/15/30 ........... 707 739,522
SCIH Salt Holdings, Inc., 4.88%,
05/01/28
(a)
................ 248 241,624
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ............ 100 91,851
4.38%, 02/01/32 ............ 100 91,826
Seagate HDD Cayman
8.25%, 12/15/29 ............ 1,466 1,561,287
8.50%, 07/15/31
(a)
........... 781 838,154
9.63%, 12/01/32 ............ 1,235 1,392,184
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 1,132 1,138,759
Service Properties Trust
8.38%, 06/15/29 ............ 2,640 2,745,830
8.63%, 11/15/31
(a)
........... 370 397,221
8.88%, 06/15/32 ............ 3,061 3,147,498
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 407 495,923
Six Flags Entertainment Corp.
5.50%, 04/15/27
(a)
........... USD 100 99,785
5.25%, 07/15/29 ............ 177 173,335
SM Energy Co., 6.75%, 08/01/29
(a)
.. 250 249,081
Snap, Inc., 6.88%, 03/01/33
(a)
..... 200 205,225
Solaris Energy Infrastructure, Inc.,
4.75%, 05/01/30
(a)(n)
.......... 1,919 2,560,666
Sonder Holdings, Inc., 7.00%,
12/10/27
(d)
................ 5,501 4,716,159
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,346 1,428,121
9.75%, 11/15/30 ............ 3,559 3,925,047
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(f)(p)
............. 39 35,570
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 455 402,975
Series 2017-1A,Class A, 3.65%,
08/15/31
(f)(p)
............. 1,192 1,032,357
SS&C Technologies, Inc.
(a)
5.50%, 09/30/27 ............ 200 200,176
6.50%, 06/01/32 ............ 278 288,596
Star Parent, Inc., 9.00%, 10/01/30
(a)
. 148 155,669
Starz Capital Holdings 1, Inc., 5.50%,
04/15/29
(a)
................ 4,657 4,047,259
Security
Par (000)
Par (000) Value
United States (continued)
Starz Capital Holdings LLC, 5.50%,
04/15/29
(a)
................ USD 276 $ 229,963
Station Casinos LLC, 6.63%,
03/15/32
(a)
................ 200 204,502
Stem, Inc., 0.50%, 12/01/28
(a)(n)
.... 166 40,255
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 336 351,028
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
................ 100 94,610
Talen Energy Supply LLC, 8.63%,
06/01/30
(a)
................ 755 809,108
Tallgrass Energy Partners LP
(a)
6.00%, 03/01/27 ............ 133 132,972
5.50%, 01/15/28 ............ 200 198,826
6.00%, 12/31/30 ............ 200 196,243
6.00%, 09/01/31 ............ 167 162,966
Tempus AI, Inc., 0.75%, 07/15/30
(a)(n)
. 70 70,000
Tenet Healthcare Corp., 6.13%,
10/01/28 ................. 588 588,824
Tenneco, Inc., 8.00%, 11/17/28
(a)
... 1,512 1,495,213
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%, 05/06/31
(b)
........... 1,875 1,819,876
Thermo Fisher Scientific, Inc., 1.38%,
09/12/28 ................. EUR 917 1,040,859
TransDigm, Inc.
4.63%, 01/15/29 ............ USD 138 135,405
4.88%, 05/01/29 ............ 200 196,516
6.38%, 05/31/33
(a)
........... 251 251,228
Transocean Titan Financing Ltd.,
8.38%, 02/01/28
(a)
........... 113 114,878
Transocean, Inc., 8.25%, 05/15/29
(a)
. 776 717,445
Tronox, Inc., 4.63%, 03/15/29
(a)
.... 186 160,501
UKG, Inc., 6.88%, 02/01/31
(a)
...... 300 311,272
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 179 165,749
United Wholesale Mortgage LLC,
5.50%, 04/15/29
(a)
........... 100 97,066
Uniti Group LP
(a)
10.50%, 02/15/28 ........... 1,674 1,774,511
4.75%, 04/15/28 ............ 404 395,955
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 270 269,263
8.00%, 08/15/28 ............ 100 101,478
4.50%, 05/01/29 ............ 209 190,023
USA Compression Partners LP
6.88%, 09/01/27 ............ 249 249,501
7.13%, 03/15/29
(a)
........... 200 204,986
UWM Holdings LLC, 6.63%, 02/01/30
(a)
626 626,647
Valaris Ltd., 8.38%, 04/30/30
(a)
..... 124 127,221
Vantage Drilling International Ltd.,
9.50%, 02/15/28
(a)
........... 351 349,245
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(r)
......... 789 767,065
7.00%, 01/15/30 ............ 575 581,275
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 61 61,000
6.75%, 01/15/36 ............ 64 64,000
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 199 246,710
4.25%, 10/31/30 ............ EUR 796 991,817

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Viking Cruises Ltd.
(a)
5.88%, 09/15/27 ............ USD 330 $ 330,184
7.00%, 02/15/29 ............ 126 127,105
Vistra Operations Co. LLC, 5.63%,
02/15/27
(a)
................ 2,339 2,340,600
Vital Energy, Inc.
9.75%, 10/15/30 ............ 148 133,959
7.88%, 04/15/32
(a)
........... 141 120,558
Voyager Parent LLC, 9.25%, 07/01/32
(a)
50 52,021
Wand NewCo 3, Inc., 7.63%,
01/30/32
(a)
................ 100 105,093
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 17 16,466
Wells Fargo & Co.
(c)
1.38%, 10/26/26 ............ EUR 909 1,057,398
1.50%, 05/24/27 ............ 1,390 1,610,118
0.63%, 03/25/30 ............ 921 972,603
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29
(a)
........... USD 462 458,938
Wolfspeed, Inc., 1.75%, 05/01/26
(n)
.. 330 81,675
WR Grace Holdings LLC, 4.88%,
06/15/27
(a)
................ 166 165,041
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 743 777,880
13.50%, 04/15/31 ........... 690 708,257
Xerox Holdings Corp.
(a)
5.50%, 08/15/28 ............ 177 135,025
8.88%, 11/30/29 ............ 113 85,315
Zayo Group Holdings, Inc., 4.00%,
03/01/27
(a)
................ 226 211,937
198,399,993
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat,
6.95%, 10/17/31
(a)
........... 200 204,502
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 477 475,259
9.38%, 03/01/29 ............ 1,172 1,241,910
1,717,169
Total Corporate Bonds — 11.2%
(Cost: $490,637,590) ............................. 476,064,857
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
9.00%
,
 12/17/29 ............ EUR 1,264 1,580,126
United States — 0.1%
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27
(d)
........... USD 4,200 4,222,214
X Corp., 1st Lien Term Loan B3,
9.50%
,
 10/26/29 ............ 432 419,761
4,641,975
Total Fixed Rate Loan Interests — 0.1%
(Cost: $6,018,342) .............................. 6,222,101
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Belgium — 0.0%
United Petfood Finance BV, 1st Lien
Term Loan B, 5.17%
,
 02/26/32
(b)
.. EUR 1,562 $ 1,832,821
Canada — 0.1%
(b)
Clarios Global LP, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.18%
,
 01/28/32 ...... 2,500 2,936,423
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.31%
,
 02/01/29 ............ USD 454 454,039
3,390,462
Finland — 0.1%
Mehilainen Yhtiot Oy, Facility 1st Lien
Term Loan B7, (3-mo. EURIBOR +
3.50%), 5.48%
,
 08/05/31
(b)
..... EUR 2,498 2,942,853
France — 0.4%
(b)
Artemis BidCo Ltd., 1st Lien Term Loan
B, 05/28/32
(t)
............... 1,654 1,945,960
Atos SE, 1st Lien Term Loan,
(6-mo. EURIBOR + 2.60%),
4.60%
,
 12/17/30 ............ 700 657,591
Banijay Entertainment SAS, Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.59%
,
 02/10/32 ............ 1,864 2,190,929
Claudius Finance Parent SARL, Facility
1st Lien Term Loan B3, (12-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 3.25% - 4.25%
,
 01/31/30 . 2,000 2,351,353
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
5.73%
,
 02/27/30 ............ 1,176 1,386,004
HomeVi SAS, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.19%
,
 10/31/29 ...... 2,000 2,344,356
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
7.19%
,
 12/29/28 ............ 1,500 1,732,700
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.49%
,
 02/03/31 . 1,411 1,661,847
Ramsay Generale De Sante SA,
Facility 1st Lien Term Loan B5,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.49%
,
 08/13/31 ...... 1,800 2,106,465
Talbot Participation SAS, 1st Lien Term
Loan, 06/28/32
(t)
............ 1,680 1,977,729
18,354,934
Germany — 0.5%
(b)
Aenova Holding GmbH, Facility 1st Lien
Term Loan B1, 08/22/31
(t)
...... 1,264 1,475,764
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.55%),
5.74%
,
 04/28/28 ............ 2,400 2,821,750

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
AVIV Group GmbH, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.10%
,
 04/23/32 ..... EUR 2,293 $ 2,701,465
IFCO Management GmbH, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.34%
,
 11/29/29 ............ 1,000 1,179,422
Minimax Viking GmbH, Facility
1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.43%
,
 03/17/32 ............ 1,000 1,175,983
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.73%
,
 09/16/30 ...... 1,529 1,800,665
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.05%
,
 02/21/30 ............ 2,879 3,389,542
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 4.98%
,
 01/13/31 . 1,333 1,558,820
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.88%
,
 12/10/31 . 1,740 2,049,859
Tele Columbus AG, Facility 1st Lien
Term Loan B, 0.50% (0.50% Cash or
9.50% PIK),  01/01/29
(q)
........ 2,146 1,569,313
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.85%
,
 04/30/30 ............ 1,631 1,912,343
21,634,926
Ireland — 0.1%
(b)
Applegreen Ltd., Facility 1st Lien Term
Loan B, 7.19%
,
 01/26/32 ...... 1,424 1,687,526
Helios Software Holdings, Inc., 1st
Lien Term Loan, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.23%
,
 03/13/28 ............ 1,000 1,165,876
ION Trading Finance Ltd., 1st Lien
Term Loan, (3-mo. EURIBOR +
4.25%), 6.61%
,
 03/31/28 ...... 1,500 1,752,100
4,605,502
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(d)(q)
(6-mo. EURIBOR at 0.00% Floor +
8.00%), 10.05% (9.66% Cash or
9.66% PIK),  07/06/27 ....... 2,159 2,174,734
(6-mo. GBP SONIA at 0.00% Floor +
8.00%), 11.45% (11.55% Cash or
11.24% PIK),  07/06/27 ...... GBP 1,325 1,552,836
3,727,570
Luxembourg — 0.5%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.43%
,
 09/29/28 ..... EUR 2,000 2,353,850
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.10%
,
 09/30/31 . 2,000 2,315,991
Gategroup Finance Luxembourg SA,
1st Lien Term Loan B, 05/28/32
(t)
. 2,124 2,502,617
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.53%
,
 01/26/32 ............ EUR 1,362 $ 1,597,505
Speed Midco 3 SARL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.95%),
7.33%
,
 05/16/29
(d)
........... 6,106 7,238,083
Tackle SARL, 1st Lien Term Loan B,
05/22/28
(t)
................. 891 1,046,048
Tackle SARL, Facility 1st Lien Term
Loan B2, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.37%
,
 05/22/28 . 984 1,155,440
Traviata II SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 8.00%), 8.00% 01/22/33
(d)
. 2,000 2,314,672
20,524,206
Netherlands — 0.8%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.48%
,
 06/29/28 . 1,459 1,715,164
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.25%), 6.92%
,
 12/30/28
(d)
.... 5,188 5,920,010
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 7.28%
,
 10/14/27 ..... 1,964 2,304,068
Nobian Finance BV, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.77%
,
 07/31/30 . 2,526 2,950,371
Peer Holding III BV, 1st Lien Term Loan
B6B, (3-mo. EURIBOR at 0.00%
Floor + 2.75%), 4.73%
,
 07/01/31 . 2,200 2,587,162
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.64%
,
 07/12/29 ..... 2,000 2,358,845
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.12%
,
 06/01/29 ............ 2,000 2,360,612
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 5.29%
,
 01/03/28 ...... GBP 1,364 1,856,623
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 4.89%
,
 01/31/29 ..... EUR 9,179 10,319,739
32,372,594
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(b)
..... GBP 2,000 2,175,650
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.51%
,
 06/14/29
(b)
........... EUR 1,017 1,197,718

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.1%
(b)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.32%
,
 02/27/30 ............ EUR 1,606 $ 1,886,181
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.29%
,
 12/03/31 . 1,483 1,746,452
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
 12/31/29 ............ 1,617 1,901,538
5,534,171
Sweden — 0.1%
(b)
IGT Holding IV AB, Facility 1st Lien
Term Loan B4, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.48%
,
 08/29/31 ............ 1,667 1,955,535
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.08%
,
 03/29/30 . 1,017 1,193,726
3,149,261
United Kingdom — 1.1%
(b)
Acuris Finance US, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.46%
,
 02/16/28 . 1,000 1,166,465
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.31%
,
 05/12/31 ............ 1,647 1,833,215
Belron Uk Finance Plc, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.15%
,
 10/16/31 . 1,988 2,336,908
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
 04/30/29 ............ GBP 3,781 5,157,961
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (Daily SONIA at 0.00%
Floor + 4.25%), 4.28%
,
 03/13/28 . 1,100 1,504,026
Edge Finco plc, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.54%
,
 08/22/31 . EUR 1,453 1,710,150
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.29%
,
 06/30/28 ............ 1,546 1,824,509
Hbx Group International plc, Facility
1st Lien Term Loan B, (EUR0012M
at 0.00% Floor + 2.75%), 4.87% -
5.16%
,
 02/18/32 ............ 2,359 2,764,534
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.43%
,
 06/23/31 . 2,000 2,297,002
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.43%
,
 04/03/29 ............ 1,940 2,166,124
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.18%
,
 02/28/31 ............ 289 338,823
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Inspired Finco Holdings Ltd., Facility 1st
Lien Term Loan B6
 02/28/31
(t)
................ EUR 766 $ 898,392
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.26%, 02/28/31 .... 383 449,196
International Entertainment JJCo 3
Ltd., 1st Lien Term Loan B, (Daily
SONIA at 0.00% Floor + 4.75%),
8.96%
,
 04/02/32 ............ GBP 3,059 4,205,707
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.63%
,
 11/04/30 . EUR 689 799,364
Market Bidco Ltd., Facility 1st Lien Term
Loan B4, (Daily SONIA at 0.00%
Floor + 5.25%), 5.36%
,
 11/04/30 . GBP 404 538,763
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.81%
,
 03/25/31 ............ EUR 1,839 2,147,918
Mercia, 1st Lien Term Loan A1, (3-mo.
CME Term SOFR at 0.00% Floor +
2.40%), 6.62% - 7.10%
,
 04/08/26
(d)
GBP 1,595 2,189,509
Mercia, 1st Lien Term Loan A2, (3-mo.
CME Term SOFR at 0.00% Floor +
2.40%), 6.62% - 7.10%
,
 04/09/26
(d)
4,864 6,676,050
Mercia, 1st Lien Term Loan B-1, (3-mo.
CME Term SOFR at 0.00% Floor +
2.40%), 7.10%
,
 04/09/26
(d)
..... 280 384,564
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ 1,905 2,599,878
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.66%
,
 07/16/29 ............ EUR 831 975,368
44,964,426
United States — 1.6%
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.18%
,
 05/12/28
(b)
........... USD 680 682,941
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.20%
,
 12/21/27
(b)
(d)
...................... 2,507 2,472,330
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
 02/01/30
(b)
3,621 3,395,083
Amentum Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.58%
,
 09/29/31
(b)
........... 1,369 1,365,619
Arsenal AIC Parent LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
 08/19/30
(b)
........... 157 156,175
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.83% 08/01/28
(b)
..... 10 7,443
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.78%
,
 10/02/28
(b)
........... 1,055 929,778

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bausch + Lomb Corp., 1st Lien Term
Loan, (12-mo. CME Term SOFR at
0.00% Floor + 4.25%), 01/15/31
(b)(t)
USD 1,081 $ 1,081,979
Beach Acquisition Bidco LLC, 1st Lien
Term Loan B, 06/25/32
(b)(t)
...... EUR 3,036 3,568,481
Belron Finance 2019 LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.05%
,
 10/16/31
(b)
........... USD 1,230 1,233,987
Boost Newco Borrower LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.30%
,
 01/31/31
(b)
........... 1,393 1,395,897
Boxer Parent Co., Inc., 1st Lien Term
Loan, 5.51%
,
 07/30/31
(b)
....... EUR 1,492 1,753,465
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.58%
,
 02/06/31
(b)
........... USD 2,155 2,151,145
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
 12/15/31
(b)
..... 229 229,558
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.80%
,
 03/30/29
(b)
........... 1,005 1,005,618
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.50%
,
 04/13/29
(b)
..... 1,375 1,371,883
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
 09/29/28
(b)
979 982,938
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 08/20/31
(b)
........... 1,244 1,238,941
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
 04/15/27
(b)
.... 476 463,391
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 12/30/27
(b)
1,257 1,254,641
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.68%
,
 12/21/28
(b)
........... 790 778,419
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.54%
,
 08/02/27
(b)
........... 160 159,980
DirecTV Financing LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.83%
,
 02/17/31
(b)
........... 1,716 1,632,298
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.83%
,
 08/30/30
(b)
........... 2,735 2,732,064
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.73%
,
 12/29/27
(b)(d)
......... USD 914 $ 630,342
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.83%
,
 01/29/29
(b)
........... 1,555 1,552,697
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.19%
,
 03/30/27
(b)
EUR 1,579 1,793,046
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.75%
,
 11/12/26
(b)
(d)
...................... USD 4,617 4,594,250
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.16%, 04/30/28
(b)
......... 198 115,868
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.04%
,
 10/25/28
(b)
.......... 557 451,460
Icon Parent, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.21%
,
 11/13/31
(b)
3,208 3,210,591
Indy US Bidco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.43%
,
 03/06/28
(b)
EUR 1,995 2,337,532
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.83%
,
 04/26/30
(b)
........... USD 888 876,626
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.33%
,
 01/28/32
(b)
........... 368 364,857
Maverick Gaming LLC, 1st Lien Term
Loan
(b)
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.78%, 06/05/28
(d)
........ 753 453,577
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.78%, 06/05/28 ......... 429 387,949
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.32%
,
 03/01/29
(b)
1,869 1,812,442
Medline Borrower LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.58%
,
 10/23/28
(b)
........... 2,698 2,699,106
Pitney Bowes, Inc., 1st Lien Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.08%
,
 03/19/32
(b)
........... 1,436 1,432,206
Polaris Newco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.68%
,
 06/02/28
(b)
EUR 2,487 2,788,066
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.29%
,
 04/27/28
(b)
........... USD 2,455 1,313,451

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.29%
,
 04/27/29
(b)
.......... USD 1,749 $ 404,505
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.30%
,
 09/11/29
(b)(d)
......... 4,865 4,865,000
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.33%
,
 03/14/31
(b)
........... 872 873,223
TransDigm, Inc., 1st Lien Term Loan J,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.80%
,
 02/28/31
(b)
594 595,010
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.45%
,
 01/22/29
(b)
........... 948 866,510
VeriFone Systems, Inc., 1st Lien Term
Loan, (10.21% Cash or 1.00%
PIK), 08/18/28
(b)(q)(t)
........... 2,260 2,109,566
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 2.50%
Floor + 12.50%), 16.80% (16.80%
Cash or 4.50% PIK),  06/30/31
(b)(q)
. 484 484,216
X Corp., 1st Lien Term Loan B1,
10.95%
,
 10/26/29
(b)
.......... 428 417,513
69,473,663
Total Floating Rate Loan Interests — 5.5%
(Cost: $228,020,781) ............................. 235,880,757
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
6.44%, 01/26/36
(c)
........... 201 209,744
Empresa Nacional del Petroleo, 5.95%,
07/30/34
(a)
................ 200 202,000
411,744
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ..... 268 276,040
France — 0.1%
Electricite de France SA
(b)(c)(r)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 200 223,272
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 244,096
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 554,466
1,021,834
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.00%,
05/16/29
(c)
................ EUR 200 253,849
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.49%, 05/23/28
(a)
.......... KZT 114,000 198,163
13.49%, 05/23/28
(c)
.......... 100,000 173,827
371,990
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29 ............ USD 249 $ 257,679
5.95%, 01/28/31 ............ 187 168,599
10.00%, 02/07/33 ........... 117 125,225
551,503
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(a)
....... 298 296,948
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%, 08/11/61
(a)
........ 202 142,511
Peru — 0.0%
(a)
Corp. Financiera de Desarrollo SA,
5.50%, 05/06/30 ............ 200 202,100
Petroleos del Peru SA, 4.75%,
06/19/32 ................. 200 154,562
356,662
Total Foreign Agency Obligations — 0.1%
(Cost: $3,576,737) .............................. 3,683,081
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
341 316,278
Barbados — 0.0%
Barbados Government Bond, 8.00%,
06/26/35
(a)
................ 190 191,140
Benin — 0.0%
Benin Government Bond, 7.96%,
02/13/38
(a)
................ 237 223,372
Brazil — 0.1%
Federative Republic of Brazil, 10.00%,
01/01/27 ................. BRL 24 4,174,537
Canada — 0.2%
Canadian Government Bond, 2.75%,
03/01/30 ................. CAD 11,126 8,142,100
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ............ EUR 452 541,629
4.34%, 03/07/42 ............ USD 220 190,410
732,039
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27 ............ COP 13,088,400 2,944,510
7.75%, 09/18/30 ............ 8,575,400 1,807,126
8.00%, 04/20/33 ............ USD 312 322,764
8.00%, 11/14/35 ............ 200 201,250
7.75%, 11/07/36 ............ 284 278,107
5,553,757
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%,
11/13/54
(a)
................ 229 237,095
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 55,010 2,767,076
4.50%, 11/11/32 ............ 29,490 1,445,478
4,212,554

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 233 $ 235,097
4.50%, 01/30/30
(a)
........... 230 218,500
7.05%, 02/03/31
(a)
........... 355 372,111
4.88%, 09/23/32
(a)
........... 156 143,910
10.75%, 06/01/36
(a)
.......... DOP 42,000 726,432
6.95%, 03/15/37
(a)
........... USD 154 157,099
1,853,149
Egypt — 0.1%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 10,175 206,957
24.14%, 12/03/27 ........... 1,244 25,303
21.38%, 02/04/28 ........... 13,714 271,571
23.44%, 07/01/28 ........... 11,191 227,078
5.63%, 04/16/30
(c)
........... EUR 199 216,207
7.63%, 05/29/32
(c)
........... USD 416 385,008
9.45%, 02/04/33
(a)
........... 200 201,550
8.50%, 01/31/47
(a)
........... 268 217,281
7.50%, 02/16/61
(a)
........... 303 220,205
1,971,160
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 1,983 2,322,406
Gabon — 0.0%
Gabon Government Bond, 9.50%,
02/18/29
(c)
................ USD 327 298,466
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 212,500
6.60%, 06/13/36 ............ 225 228,825
441,325
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 201,500
5.38%, 09/12/33
(c)
........... EUR 143 181,449
7.00%, 10/24/35 ............ HUF 320,640 941,261
5.50%, 03/26/36
(a)
........... USD 200 192,354
1,516,564
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 30,386,000 1,903,540
4.65%, 09/20/32 ............ USD 200 198,958
3.88%, 01/15/33 ............ EUR 142 170,531
6.75%, 07/15/35 ............ IDR 52,767,000 3,276,657
8.25%, 05/15/36 ............ 14,862,000 1,018,206
7.13%, 06/15/38 ............ 43,159,000 2,717,810
9,285,702
Ireland — 0.7%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 24,185 27,779,179
Italy — 0.2%
Buoni Poliennali del Tesoro, 2.95%,
07/01/30
(c)
................ 6,524 7,785,042
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
5.88%, 10/17/31
(c)
........... 148 164,694
8.08%, 04/01/36
(a)
........... USD 200 192,550
357,244
Security
Par (000)
Par (000) Value
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%,
07/07/25
(c)
................ USD 200 $ 199,880
Kenya — 0.0%
Republic of Kenya, 9.75%, 02/16/31
(a)
241 244,388
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond,
7.75%, 06/03/30
(a)
........... 200 196,625
Latvia — 0.0%
Latvia Government Bond, 5.13%,
07/30/34
(a)
................ 280 279,661
Malaysia — 0.1%
Malaysia Government Bond
4.64%, 11/07/33 ............ MYR 9,508 2,444,191
3.83%, 07/05/34 ............ 5,608 1,364,194
3,808,385
Mexico — 0.3%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 703 3,696,245
8.50%, 03/01/29 ............ 267 1,420,671
7.50%, 05/26/33 ............ 867 4,224,970
7.75%, 11/13/42 ............ 95 418,688
United Mexican States
3.75%, 01/11/28 ............ USD 296 291,560
6.35%, 02/09/35 ............ 200 204,500
6.63%, 01/29/38 ............ 200 202,100
7.38%, 05/13/55 ............ 602 623,070
11,081,804
Montenegro — 0.0%
Republic of Montenegro, 2.88%,
12/16/27
(c)
................ EUR 179 206,241
Morocco — 0.0%
Kingdom of Morocco
(a)
5.95%, 03/08/28 ............ USD 239 244,855
4.75%, 04/02/35 ............ EUR 271 319,298
564,153
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(a)
.......... USD 200 210,200
7.63%, 11/28/47
(c)
........... 225 179,719
389,919
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%,
03/13/27
(c)
................ EUR 196 241,379
Oman — 0.0%
Oman Government Bond, 6.75%,
01/17/48
(c)
................ USD 300 309,150
Panama — 0.0%
Republic of Panama, 7.50%, 03/01/31 327 347,928
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 170,352
5.60%, 03/13/48 ............ 210 186,270
356,622
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ............ 93 83,484
1.86%, 12/01/32 ............ 149 119,200

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
6.85%, 08/12/35
(a)
........... PEN 7,467 $ 2,170,987
2,373,671
Philippines — 0.0%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 50,490 902,113
6.38%, 04/28/35 ............ 17,700 313,645
1,215,758
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 15,335 4,377,879
4.75%, 07/25/29 ............ 8,687 2,398,382
5.00%, 10/25/34 ............ 4,939 1,325,905
2.00%, 08/25/36 ............ 1,613 396,513
5.50%, 04/04/53 ............ USD 154 143,259
8,641,938
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 11,272 270,068
30.00%, 09/12/29 ........... 6,540 153,510
7.13%, 02/12/32 ............ USD 298 298,018
721,596
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 124 123,845
2.12%, 07/16/31
(c)
........... EUR 151 147,967
5.88%, 07/11/32
(a)
........... 302 358,501
6.25%, 09/10/34
(a)
........... 284 336,860
967,173
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 209 208,739
5.00%, 01/18/53
(a)
........... 230 195,270
404,009
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 210,151
6.00%, 06/12/34
(a)
........... 221 222,740
432,891
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 169,924 9,433,677
7.00%, 02/28/31 ............ 66,441 3,452,175
7.10%, 11/19/36
(a)
........... USD 200 197,950
8.50%, 01/31/37 ............ ZAR 13,855 680,692
9.00%, 01/31/40 ............ 15,880 774,982
5.00%, 10/12/46 ............ USD 201 140,449
5.75%, 09/30/49 ............ 548 411,548
7.95%, 11/19/54
(a)
........... 220 209,660
15,301,133
Spain — 0.3%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 7,282 8,669,107
3.15%, 04/30/35
(a)(c)
.......... 2,019 2,374,785
11,043,892
Thailand — 0.1%
Kingdom of Thailand, 2.50%, 11/17/29 THB 127,706 4,098,554
Security
Par (000)
Par (000) Value
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%,
06/26/34
(a)
................ USD 266 $ 261,212
Ukraine — 0.0%
Ukraine Government Bond
(a)(s)
1.75%, 02/01/29 ............ 87 53,858
0.00%, 02/01/30 ............ 8 3,805
0.00%, 02/01/34 ............ 30 11,387
1.75%, 02/01/34 ............ 58 30,007
0.00%, 02/01/35 ............ 25 11,774
0.00%, 02/01/36 ............ 21 9,789
120,620
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond, 3.90%, 09/09/50
(c)
....... 210 148,254
United Kingdom — 0.4%
U.K. Treasury Bonds, 4.38%,
03/07/30
(c)
................ GBP 12,666 17,695,436
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 9,307 245,721
5.25%, 09/10/60 ............ USD 245 221,970
467,691
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 248,573
7.85%, 10/12/28 ............ USD 224 238,605
487,178
Total Foreign Government Obligations — 3.8%
(Cost: $153,976,670) ............................. 160,000,250
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(g)
................... 15,180 2,046,112
iShares Broad USD High Yield
Corporate Bond ETF
(g)(h)
....... 130,551 4,896,968
iShares China Large-Cap ETF
(g)(h)
... 122,101 4,488,433
iShares Core S&P Small-Cap ETF
(h)
. 19,759 2,159,462
iShares MSCI Brazil ETF
(g)(h)
...... 59,131 1,705,930
SPDR Blackstone Senior Loan ETF
(g)
52,573 2,186,511
SPDR Gold Shares
(k) (l)
.......... 204,269 62,267,319
SPDR S&P Homebuilders ETF
(g)
... 19,652 1,937,098
SPDR S&P Regional Banking ETF
(g)
. 26,121 1,551,326
VanEck Semiconductor ETF
(f)(g)
.... 13,142 3,665,041
Total Investment Companies — 2.0%
(Cost: $85,319,558) .............................. 86,904,200
Par (000)
Pa r (000)
Municipal Bonds
(a)
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29 ......... 875 906,346

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26 ........... USD 2,125 $ 2,175,329
Total Municipal Bonds — 0.1%
(Cost: $3,000,000) .............................. 3,081,675
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,600 2,941,212
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 4,810 4,324,412
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,570,289
MCM Trust
(d)
Series 2018-NPL2,  2.50%,
09/25/31 ............... 1,899 1,823,940
Series 2021-VFN1,  0.00%,
09/25/31 ............... 2,246 1,547,037
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(d)
.......... 3,437 3,153,013
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(d)
................ 1,654 1,419,716
16,779,619
Commercial Mortgage-Backed Securities — 2.0%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.56%,
01/19/37
(a)(b)
............... 775 775,215
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.68%, 12/15/34
(a)(b)
926 905,440
United States — 1.9%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,091,884
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 341,897
BAHA Trust, Series 2024-MAR, Class
C, 7.77%, 12/10/41
(a)(b)
........ 1,320 1,377,336
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.56%,
02/15/42
(a)(b)
............... 1,952 1,939,477
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 1.16%),
5.49%, 11/25/35 .......... 77 82,398
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 4.94%, 10/25/36 ... 74 70,966
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 5.86%, 07/15/35 ... 1,722 1,720,974
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 6.51%, 07/15/35 ... USD 653 $ 652,630
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.70%, 06/15/41
(a)(b)
602 600,064
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 904,223
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.34%, 02/15/33 ... 4,847 4,815,368
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.58%, 02/15/33 ... 2,843 2,827,907
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.68%, 02/15/33 ... 1,877 1,873,105
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.23%, 06/15/38 ... 2,054 2,055,114
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.23%, 05/15/38 ... 1,472 1,471,640
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 5.11%, 10/15/38 ... 215 215,017
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.67%, 10/15/38 ... 2,549 2,550,168
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.95%, 12/15/39 ... 2,399 2,400,921
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 05/15/34 ... 770 769,865
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 03/15/41 ... 1,183 1,184,604
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,797,868
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 01/15/34 ... 511 510,634
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.75%, 04/15/41 ... 1,375 1,377,654
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.20%, 07/15/29 ... 658 654,299
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.25%, 07/15/29 ... 1,645 1,639,248
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.25%, 03/15/30 ... 1,155 1,131,965
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 1,282 1,228,464
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.80%, 06/15/41
(a)(b)
.... 780 772,879

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.20%,
08/15/41
(a)(b)
............... USD 760 $ 754,222
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.78%,
11/15/48
(b)
................ 166 162,368
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.79%, 10/15/37 ... 238 220,110
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.75%, 02/15/27
(d)
.. 2,798 2,770,695
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.19%, 08/15/34
(a)(b)
230 230,000
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 1,467 1,470,996
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 7.09%, 11/15/38
(a)(b)
.... 1,459 1,456,838
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 2,699 2,702,643
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.28%, 07/15/38 ... 1,722 1,726,623
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.36%, 11/15/36 ... 1,892 1,870,614
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 10/15/36 ... 357 355,598
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.73%, 05/15/26 ... 381 357,229
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 6.96%, 11/25/41 ... 2,299 2,303,109
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,067,988
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.85%, 05/15/37 ... 1,317 1,317,823
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.50%, 05/15/37 ... 1,451 1,448,280
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 302,341
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 6.81%, 07/05/33 438 315,467
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.13%, 04/15/38 ... 1,839 1,840,150
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.63%, 04/15/38 ... USD 866 $ 866,541
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 591,588
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.50%, 06/15/39
(a)(b)
.... 540 537,704
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.85%, 12/15/39
(a)(b)
.... 988 986,094
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.75%, 06/15/39
(a)(b)
239 237,736
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.70%, 08/17/42
(a)(b)
.... 1,320 1,315,834
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 508 513,761
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.53%, 04/15/38 ... 2,038 2,041,985
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.03%, 04/15/38 ... 233 233,332
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 7.18%, 07/15/38
(a)(b)
.... 870 869,143
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 521,094
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 7.78%, 07/15/38
(a)(b)
.... 204 117,337
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 1,400 1,393,437
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor +
2.95%), 7.26%, 03/15/35
(a)(b)
.... 820 799,081
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 5.16%, 11/15/38 ... 323 322,760
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.05%, 11/15/38 ... 1,825 1,824,802
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 7.04%, 11/15/36 ... 524 524,574
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 6.35%,
07/15/36
(a)(b)
............... 579 578,497
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 298,952
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 1,570 1,546,275

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ USD 1,770 $ 1,670,840
VNDO Trust, Series 2016-350P, Class
D, 4.03%, 01/10/35
(a)(b)
........ 583 567,033
Wells Fargo Commercial Mortgage
Trust
(a)(b)
Series 2018-1745, Class A, 3.87%,
06/15/36 ............... 375 341,248
Series 2024-1CHI, Class A, 5.48%,
07/15/35 ............... 669 673,011
81,104,322
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.36%,
02/15/54 ................. 13,978 699,958
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.77%,
12/12/53
(a)
................ 1,403 95,155
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.92%,
07/15/53 ............... 7,770 558,179
Series 2021-C59, Class XA, 1.62%,
04/15/54 ............... 6,288 388,872
1,742,164
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $105,609,362) ............................. 101,306,760
Preferred Securities
Shares
Shares
Preferred Stocks — 2.7%
Brazil — 0.1%
Banco Bradesco SA (Preference) ... 381,927 1,181,681
Gerdau SA (Preference) ......... 236,849 697,499
Neon Payments Ltd.
(d)(f)
.......... 10,763 4,390,874
6,270,054
China — 0.5%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(d)(f)(j)
... 82,140 19,059,766
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 10,862 853,575
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(d)(f)(j)
......... 1,420 —
853,575
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(d)(f)(j)
............. 1,380 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(d)
(f)(j)
...................... 6,817 —
Security
Shares
Shares Value
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(d)(f)(j)
............ 163,645 $ 2,390,035
United States — 2.0%
Anduril Engineering LLC, Series F
(d)(f)
79,095 3,233,404
Breeze Aviation Group, Inc., Series
B, (Acquired 01/26/24, cost
$2,232,275)
(d)(f)(j)
............ 4,133 627,183
Bright Machines, Inc., Series C
(d)(f)
... 238,542 81,104
Bright Machines, Inc., Series C-1
(d)(f)
. 496,892 64,596
Caresyntax, Inc., Series C-2
(d)(f)
.... 16,777 61,404
Caresyntax, Inc., Series C-3
(d)(f)
.... 2,170 7,942
CoreWeave, Inc., 10.00%
(d)
....... 2,520,000 8,870,400
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(d)(f)(j)
.. 211,650 22,896,297
Databricks, Inc., Series G, (Acquired
02/01/21, cost $3,419,476)
(d)(f)(j)
.. 57,837 6,256,807
Davidson Homes, Inc., 12.00%
(d)
... 4,221 4,361,686
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(r)
........ 8,429 8,302,565
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$102,781)
(d)(f)(j)
.............. 168,405 124,619
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$2,563,091)
(d)(f)(j)
............ 97,271 97,271
Insightful Corp., Series D
(d)(f)
....... 1,558,289 354,511
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(d)(f)(j)
.. 1,719,824 4,196,371
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(d)(f)(j)
.... 113,119 276,010
Lessen Holdings, Inc., Series B
(d)(f)
.. 63,570 186,260
Lessen Holdings, Inc., Series BX
(d)(f)
. 188,594 413,021
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(d)(f)(j)
.. 336,696 1,973,038
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(d)(f)(j)
.... 29,827 272,619
MNTN, Inc., Series D, (Acquired
11/05/21, cost $1,673,918)
(f)(j)
.... 72,889 1,594,082
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $1,646,873)
(d)(f)(j)
.. 2,397 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $2,167,122)
(d)(f)(j)
.. 242,823 242,823
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(d)(f)(j)
.. 51,690 2,105,851
RapidSOS, Inc., Series C-1
(d)(f)
..... 1,308,937 1,374,384
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,751)
(d)(f)(j)
............ 58,878 2,618,305
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(d)(f)(j)
............ 18,737 990,625
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(d)(f)(j)
.... 55,904 535,560
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(d)(f)(j)
............ 360,289 1,379,907
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,529)
(d)(f)(j)
.............. 44,138 175,669
Verge Genomics
(d)
............. 422,744 811,668
Veritas Newco
(d)(f)
.............. 9,276 208,706
Veritas Newco, Series G-1
(d)(f)
...... 6,403 144,074
Wells Fargo & Co., Series L, 7.50%
(n)(r)
1,367 1,605,036

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
x.AI, Inc., Series C
(d)(f)
........... 292,512 $ 9,702,623
86,146,421
Total Preferred Stocks — 2.7%
(Cost: $104,692,612) ............................. 114,719,851
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.91%, 10/30/40
(b)
(g)
...................... 110,488 3,250,557
Total Trust Preferreds — 0.1%
(Cost: $3,055,235) .............................. 3,250,557
Total Preferred Securities — 2.8%
(Cost: $107,747,847) ............................. 117,970,408
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.71%, 01/25/42
(a)(b)
USD 482 495,958
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 2,187 108,926
Series KW09, Class X1,
0.92% ,  05/25/29 ........ 14,194 314,788
423,714
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 07/25/55
(u)
........... 32,071 28,870,487
Total U.S. Government Sponsored Agency Securities
—
0.7%
(Cost: $29,176,361) .............................. 29,790,159
U.S. Treasury Obligations
U.S. Treasury Notes
3.50%, 09/15/25
(k) (l)
.......... 4,125 4,120,488
4.00%, 12/15/25
(v)
........... 32,462 32,437,590
4.13%, 02/28/27
(v)
........... 2,161 2,172,127
Total U.S. Treasury Obligations — 0.9%
(Cost: $38,710,856) .............................. 38,730,205
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(f)
.................. 21,152 761
Security
Shares
Shares Value
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(f)(j)
......... 24,748 $ 248
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(f)(j)
197,161 148,848
United States — 0.1%
(f)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 90,780 23,094
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 42,220 106
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 29,296 118,649
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 38,021 8,365
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(d)(j)
.......... 441 842,160
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 211
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 1,614,658 158,559
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 28,921 3
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50)
(d)
.......... 76,842 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 235
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 22,768
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 30,984 11,836
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(d)
................... 725,761 754,791

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 13,704 $ 30,971
Sonder Corp. (Issued/Exercisable
04/11/25, 1 Share for 1 Warrant,
Expires 04/11/30, Strike Price USD
1.00)
(d)
................... 136,707 200,960
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 1,322
2,174,030
Total Warrants — 0.1%
(Cost: $613,945) ................................ 2,323,887
Total Long-Term Investments — 93.2%
(Cost: $3,642,662,724) ........................... 3,967,810,573
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 16.06%, 01/01/26
(w)
...... BRL 6 950,410
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(w)
26.55%, 11/18/25 ........... EGP 10,125 184,005
Security
Par (000)
Par (000) Value
Egypt (continued)
26.97%, 11/25/25 ........... EGP 4,550 $ 82,826
26.29%, 12/16/25 ........... 33,425 596,158
Total Foreign Government Obligations — 0.0%
(Cost: $1,723,496) .............................. 1,813,399
Shares
Shares
Money Market Funds — 7.0%
(h)(x)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.47%
(y)
..... 82,554,434 82,587,455
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.20% ...... 216,689,721 216,689,721
Total Money Market Funds — 7.0%
(Cost: $299,277,176) ............................. 299,277,176
Total Short-Term Securities — 7.0%
(Cost: $301,000,672) ............................. 301,090,575
Total Options Purchased — 0.5%
(Cost: $17,349,013 ) .............................. 18,192,249
Total Investments Before Options Written — 100.7%
(Cost: $3,961,012,409) ........................... 4,287,093,397
Total Options Written — (0.3)%
(Premiums Received — $(13,952,398)) ................ (13,299,379)
Total Investments Net of Options Written — 100.4%
(Cost: $3,947,060,011) ........................... 4,273,794,018
Liabilities in Excess of Other Assets — (0.4)% ............ (17,608,807)
Net Assets — 100.0% .............................. $ 4,256,185,211
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Zero-coupon bond.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Affiliate of the Fund.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $122,645,264, representing 2.88% of its net assets as of period end, and an original cost of $108,482,929.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Convertible security.
(o)
Rounds to less than 1,000.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)
Perpetual security with no stated maturity date.
(s)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
Rates are discount rates or a range of discount rates as of period end.
(x)
Annualized 7-day yield as of period end.
(y)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
34
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Par/Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 60,045,903 $ 22,560,197
(a)
$ — $ (18,645) $ — $ 82,587,455 82,554,434 $ 195,153
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 119,514,327 97,175,394
(a)
— — — 216,689,721 216,689,721 3,494,966 —
iShares 0-5 Year TIPS Bond
ETF
(c)
.............. 4,552,653 — (4,622,345) 158,165 (88,473) — — 64,077 —
iShares Biotechnology ETF
(c)
. 4,230,720 — (4,248,940) (329,760) 347,980 — — 3,877 —
iShares Broad USD High Yield
Corporate Bond ETF .... 4,802,971 — — — 93,997 4,896,968 130,551 136,720 —
iShares China Large-Cap ETF — 4,276,729 (92,646) 2,648 301,702 4,488,433 122,101 62,571 —
iShares Core S&P Small-Cap
ETF ................ 2,276,632 — — — (117,170) 2,159,462 19,759 14,061 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 5,297,550 9,500,704 (14,874,322) (84,878) 160,946 — — 24,257 —
iShares Latin America 40 ETF
(c)
1,091,188 — (1,261,417) (43,312) 213,541 — — — —
iShares MSCI Brazil ETF ... 1,331,039 — — — 374,891 1,705,930 59,131 30,464 —
iShares MSCI Emerging
Markets ETF
(c)
......... 531,532 — (568,910) 1,587 35,791 — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 764,810 — (725,926) 150,571 (189,455) — — 597 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... 2 — — — (1) 1 14,448,961 80 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 2,058,470 — — — (201,811) 1,856,659 16,144,865 — —
Quintis HoldCo Pty. Ltd. .... 47 — — — 3 50 7,642,509 — —
$ (163,624) $ 931,941 $ 314,384,679 $ 4,026,823 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
35
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 404 07/31/25 $ 20,695 $ 209,946
CBOE Volatility Index ....................................................... 144 08/20/25 2,894 (122,739)
Euro-Bobl ............................................................... 940 09/08/25 130,304 (467,246)
Euro-BTP ............................................................... 157 09/08/25 22,378 45,579
Euro-Bund .............................................................. 571 09/08/25 87,540 (508,075)
Euro-OAT ............................................................... 169 09/08/25 24,653 (162,167)
Euro-Schatz ............................................................. 139 09/08/25 17,561 (27,184)
OSE Nikkei 225 Index ....................................................... 268 09/11/25 75,171 4,292,940
Australia 10-Year Bond ...................................................... 1,104 09/15/25 83,282 709,849
EURO STOXX 50 Index ..................................................... 74 09/19/25 4,643 27,214
EURO STOXX Bank Index .................................................... 1,461 09/19/25 17,339 84,006
Russell 2000 E-Mini Index .................................................... 39 09/19/25 4,274 142,915
U.S. Treasury Long Bond ..................................................... 268 09/19/25 30,912 1,006,172
U.S. Treasury Ultra Bond ..................................................... 1,180 09/19/25 140,383 3,471,095
Long Gilt ................................................................ 182 09/26/25 23,241 442,518
U.S. Treasury 2-Year Note .................................................... 75 09/30/25 15,604 4,003
U.S. Treasury 5-Year Note .................................................... 1,188 09/30/25 129,511 903,674
CBOE Volatility Index ....................................................... 1 10/22/25 21 (1,001)
CBOE Volatility Index ....................................................... 4 11/19/25 85 (262)
CBOE Volatility Index ....................................................... 3 12/17/25 64 (1,808)
CBOE Volatility Index ....................................................... 1 02/18/26 22 37
10,049,466
Short Contracts
CBOE Volatility Index ....................................................... 4 07/16/25 75 8,878
Euro-Buxl ............................................................... 21 09/08/25 2,937 42,631
Japan 10-Year Bond ........................................................ 16 09/12/25 15,446 (46,275)
CBOE Volatility Index ....................................................... 2 09/17/25 41 2,602
S&P/TSX 60 Index ......................................................... 4 09/18/25 940 (12,279)
FTSE 100 Index ........................................................... 49 09/19/25 5,914 36,899
Nasdaq-100 E-Mini Index ..................................................... 306 09/19/25 140,107 (6,065,789)
S&P 500 E-Mini Index ....................................................... 28 09/19/25 8,755 (27,794)
U.S. Treasury 10-Year Note ................................................... 2,501 09/19/25 280,425 (5,424,169)
U.S. Treasury 10-Year Ultra Note ............................................... 4,015 09/19/25 458,714 (11,349,339)
CBOE Volatility Index ....................................................... 1 01/21/26 22 (68)
3-mo. SOFR ............................................................. 252 03/17/26 60,691 (125,412)
(22,960,115)
$ (12,910,649)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 25,644,534 USD 4,468,623 Barclays Bank plc 07/02/25 $ 251,433
BRL 28,417,450 USD 5,158,321 BNP Paribas SA 07/02/25 72,109
EUR 125,764 USD 144,034 Citibank NA 07/16/25 4,255
EUR 170,112 USD 193,762 UBS AG 07/16/25 6,818
MXN 10,884,336 USD 575,252 UBS AG 07/22/25 3,500
MYR 24,919,312 USD 5,807,344 Barclays Bank plc 07/22/25 109,290
MYR 5,470,093 USD 1,278,956 Morgan Stanley & Co. International plc 07/22/25 19,817
USD 907,835 PHP 50,866,015 Barclays Bank plc 07/22/25 5,040
ZAR 10,898,988 USD 613,409 Canadian Imperial Bank of Commerce 07/22/25 1,223
CAD 646,079 USD 472,000 JPMorgan Chase Bank NA 07/25/25 3,061
CLP 443,727,200 USD 472,000 Societe Generale SA 07/25/25 4,299
CNY 39,365,842 USD 5,489,161 UBS AG 07/25/25 20,706
CZK 80,670,526 USD 3,724,338 BNP Paribas SA 07/25/25 121,797

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
36
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 270,717 USD 311,123 Barclays Bank plc 07/25/25 $ 8,296
HUF 777,561,849 USD 2,201,791 Morgan Stanley & Co. International plc 07/25/25 87,181
IDR 100,052,371,606 USD 6,092,804 Morgan Stanley & Co. International plc 07/25/25 87,231
INR 524,557,242 USD 6,052,316 Citibank NA 07/25/25 61,437
JPY 129,681,747 USD 881,936 Bank of America NA 07/25/25 21,129
KRW 1,531,756,800 USD 1,120,000 Deutsche Bank AG 07/25/25 13,779
MXN 102,089,191 USD 5,281,496 Goldman Sachs International 07/25/25 144,953
MYR 30,383,274 USD 7,165,529 Credit Agricole Corporate & Investment Bank SA 07/25/25 49,316
NOK 4,539,795 USD 448,000 Barclays Bank plc 07/25/25 2,468
PLN 15,013,611 USD 4,023,519 Canadian Imperial Bank of Commerce 07/25/25 139,389
RON 3,846,579 USD 872,227 Goldman Sachs International 07/25/25 18,571
SGD 755,860 USD 585,800 Morgan Stanley & Co. International plc 07/25/25 9,764
THB 206,543,846 USD 6,261,940 Citibank NA 07/25/25 103,156
ZAR 93,581,557 USD 5,147,354 JPMorgan Chase Bank NA 07/25/25 128,745
TRY 157,090,204 USD 3,799,386 UBS AG 07/31/25 46,003
BRL 18,227,457 USD 3,283,623 BNP Paribas SA 08/04/25 42,902
BRL 4,970,650 USD 890,000 Citibank NA 08/04/25 17,148
USD 8,960,000 HKD 69,489,280 HSBC Bank plc 08/15/25 68,010
NGN 415,754,280 USD 261,810 Citibank NA 09/04/25 2,370
NGN 515,089,600 USD 306,934 Morgan Stanley & Co. International plc 09/04/25 20,364
AUD 89,324,684 USD 58,337,835 Royal Bank of Canada 09/17/25 546,884
CAD 95,568,088 USD 70,220,468 Commonwealth Bank of Australia 09/17/25 237,283
CHF 87,333,009 USD 107,458,345 Natwest Markets plc 09/17/25 3,698,238
CNY 482,199,871 USD 67,568,118 Societe Generale SA 09/17/25 220,306
DKK 13,680,738 USD 2,109,499 Morgan Stanley & Co. International plc 09/17/25 63,217
DKK 113,725,781 USD 17,536,137 State Street Bank and Trust Co. 09/17/25 525,303
EUR 17,854,242 USD 20,806,970 Bank of America NA 09/17/25 334,172
EUR 5,388,062 USD 6,348,969 Citibank NA 09/17/25 31,015
EUR 47,053,203 USD 54,077,630 Royal Bank of Canada 09/17/25 1,637,894
EUR 4,062,538 USD 4,784,174 State Street Bank and Trust Co. 09/17/25 26,262
EUR 4,931,058 USD 5,667,832 Toronto Dominion Bank 09/17/25 171,016
GBP 10,816,631 USD 14,614,468 Royal Bank of Canada 09/17/25 240,466
GBP 3,978,601 USD 5,345,461 UBS AG 09/17/25 118,518
HUF 1,668,498,599 USD 4,729,782 State Street Bank and Trust Co. 09/17/25 167,942
JPY 39,178,610,600 USD 273,251,703 BNP Paribas SA 09/17/25 1,226,591
JPY 202,307,052 USD 1,410,699 Canadian Imperial Bank of Commerce 09/17/25 6,628
KRW 27,641,010,030 USD 20,346,683 Morgan Stanley & Co. International plc 09/17/25 181,632
MXN 117,756,518 USD 6,144,000 Citibank NA 09/17/25 79,495
NZD 3,796,841 USD 2,301,998 Toronto Dominion Bank 09/17/25 18,473
PLN 28,615,906 USD 7,664,730 State Street Bank and Trust Co. 09/17/25 259,802
SEK 150,812,332 USD 15,786,819 Royal Bank of Canada 09/17/25 236,196
SGD 11,263,938 USD 8,805,946 State Street Bank and Trust Co. 09/17/25 103,571
TWD 616,817,260 USD 20,996,247 Morgan Stanley & Co. International plc 09/17/25 595,914
USD 272,547 CAD 369,534 HSBC Bank plc 09/17/25 107
USD 40,768,172 HKD 317,700,246 UBS AG 09/17/25 24,641
USD 760,304 INR 65,346,269 JPMorgan Chase Bank NA 09/17/25 647
USD 8,258,000 JPY 1,174,591,494 Morgan Stanley & Co. International plc 09/17/25 29,023
ZAR 84,894,527 USD 4,760,200 State Street Bank and Trust Co. 09/17/25 7,704
MXN 15,163,556 JPY 113,314,221 Citibank NA 09/26/25 5,962
MXN 4,332,444 JPY 32,369,855 Morgan Stanley & Co. International plc 09/26/25 1,743
USD 220,206 EGP 11,296,548 Citibank NA 10/02/25 384
EGP 26,664,199 USD 492,141 Citibank NA 11/20/25 15,716
12,508,305
USD 4,951,810 BRL 28,417,450 Barclays Bank plc 07/02/25 (278,620)
USD 3,876,623 BRL 21,412,920 BNP Paribas SA 07/02/25 (64,574)
USD 592,000 BRL 3,315,200 Goldman Sachs International 07/02/25 (18,186)
USD 368,300 TWD 11,060,049 BNP Paribas SA 07/15/25 (12,473)
USD 473,278 EUR 415,563 Credit Agricole Corporate & Investment Bank SA 07/16/25 (16,715)
USD 2,450,401 EUR 2,151,524 Deutsche Bank AG 07/16/25 (86,478)
COP 4,340,866,203 USD 1,065,662 JPMorgan Chase Bank NA 07/22/25 (6,208)
USD 3,246,401 COP 13,910,829,258 JPMorgan Chase Bank NA 07/22/25 (148,746)
USD 7,449,787 COP 31,619,501,591 Morgan Stanley & Co. International plc 07/22/25 (267,427)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
37
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,287,646 CZK 28,491,047 Deutsche Bank AG 07/22/25 $ (70,585)
USD 2,829,194 CZK 62,887,359 Natwest Markets plc 07/22/25 (168,786)
USD 357,884 EUR 318,616 Deutsche Bank AG 07/22/25 (17,967)
USD 289,765 HUF 104,304,193 Goldman Sachs International 07/22/25 (17,338)
USD 619,004 HUF 223,932,706 HSBC Bank plc 07/22/25 (40,322)
USD 1,005,184 IDR 16,658,911,776 Deutsche Bank AG 07/22/25 (23,254)
USD 1,723,214 IDR 28,638,085,770 Goldman Sachs International 07/22/25 (44,758)
USD 6,038,175 IDR 100,615,105,019 Morgan Stanley & Co. International plc 07/22/25 (173,299)
USD 10,088,831 MXN 196,714,044 Toronto Dominion Bank 07/22/25 (371,031)
USD 9,463,799 MYR 40,501,274 Credit Agricole Corporate & Investment Bank SA 07/22/25 (152,486)
USD 787,367 MYR 3,322,688 Goldman Sachs International 07/22/25 (1,544)
USD 2,042,955 PEN 7,467,000 Deutsche Bank AG 07/22/25 (63,773)
USD 210,984 PHP 11,926,918 Bank of America NA 07/22/25 (701)
USD 104,055 PHP 5,874,452 Barclays Bank plc 07/22/25 (208)
USD 2,585,967 PLN 9,734,434 Canadian Imperial Bank of Commerce 07/22/25 (113,376)
USD 6,185,946 PLN 23,483,947 HSBC Bank plc 07/22/25 (326,115)
USD 3,976,857 THB 131,568,699 Barclays Bank plc 07/22/25 (76,716)
USD 332,991 UYU 13,987,732 Goldman Sachs International 07/22/25 (19,745)
USD 9,375,580 ZAR 170,429,754 HSBC Bank plc 07/22/25 (235,556)
USD 4,705,540 ZAR 86,093,446 State Street Bank and Trust Co. 07/22/25 (149,574)
USD 682,121 ZAR 12,250,702 Toronto Dominion Bank 07/22/25 (8,739)
COP 11,480,882,141 USD 2,811,633 Citibank NA 07/25/25 (10,677)
USD 799,951 AUD 1,251,582 Morgan Stanley & Co. International plc 07/25/25 (24,159)
USD 867,000 CAD 1,193,597 HSBC Bank plc 07/25/25 (10,650)
USD 267,000 CHF 217,715 State Street Bank and Trust Co. 07/25/25 (8,256)
USD 430,196 CLP 405,683,432 Societe Generale SA 07/25/25 (5,267)
USD 482,000 NOK 4,897,418 Bank of America NA 07/25/25 (3,954)
USD 590,000 PEN 2,124,472 Deutsche Bank AG 07/25/25 (9,350)
USD 522,000 TRY 22,666,511 Barclays Bank plc 07/31/25 (32,851)
USD 5,119,320 BRL 28,417,450 BNP Paribas SA 08/04/25 (66,887)
HKD 69,341,710 USD 8,960,000 BNP Paribas SA 08/15/25 (86,894)
USD 587,000 TRY 25,334,333 Barclays Bank plc 09/02/25 (14,071)
BRL 92,206,267 EUR 14,093,861 Goldman Sachs International 09/17/25 (46,900)
BRL 57,467,760 USD 10,392,000 Morgan Stanley & Co. International plc 09/17/25 (20,093)
EUR 20,276,509 CHF 18,938,679 Morgan Stanley & Co. International plc 09/17/25 (95,623)
GBP 7,221,149 EUR 8,488,952 Morgan Stanley & Co. International plc 09/17/25 (134,629)
HKD 19,765,072 USD 2,536,727 Bank of New York Mellon 09/17/25 (1,951)
JPY 4,454,361,546 EUR 27,022,198 Deutsche Bank AG 09/17/25 (790,429)
MXN 311,034,764 EUR 14,042,379 JPMorgan Chase Bank NA 09/17/25 (189,174)
NOK 226,868,459 CHF 18,246,902 Morgan Stanley & Co. International plc 09/17/25 (705,500)
USD 10,602,168 BRL 60,369,807 Goldman Sachs International 09/17/25 (293,507)
USD 8,085,704 CAD 11,006,196 Toronto Dominion Bank 09/17/25 (28,635)
USD 8,418,452 EUR 7,197,320 Bank of America NA 09/17/25 (103,868)
USD 1,923,568 EUR 1,649,935 Barclays Bank plc 09/17/25 (30,114)
USD 26,571,541 EUR 23,117,204 Deutsche Bank AG 09/17/25 (801,455)
USD 61,878,998 GBP 45,809,678 Citibank NA 09/17/25 (1,033,358)
USD 9,796,549 GBP 7,249,915 Natwest Markets plc 09/17/25 (160,064)
USD 11,551,237 GBP 8,548,487 UBS AG 09/17/25 (188,760)
USD 2,865 IDR 46,738,348 BNP Paribas SA 09/17/25 (21)
USD 5,060,867 MXN 97,419,879 State Street Bank and Trust Co. 09/17/25 (87,826)
USD 18,697,019 NOK 188,909,814 Citibank NA 09/17/25 (54,179)
ZAR 195,211,299 EUR 9,522,933 JPMorgan Chase Bank NA 09/17/25 (312,481)
USD 162,000 TRY 7,291,766 Barclays Bank plc 09/26/25 (7,505)
USD 360,000 TRY 16,716,600 UBS AG 09/26/25 (28,594)
USD 504,600 TRY 23,596,977 Barclays Bank plc 10/24/25 (31,308)
(8,394,290)
$ 4,114,015

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
38
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 618 $ —
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 1,373 —
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 108 1
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 100 32
EUR Currency ............... Up and Out Bank of America NA 09/26/25 USD 1.18 USD 1.25 EUR 12,325 137,014
USD Currency ............... One-Touch HSBC Bank plc 09/29/25 CNH 7.50 CNH 7.50 USD 107 1,944
138,991
Put
EUR Currency ............... One-Touch
Goldman Sachs
International 07/14/25 USD 1.09 USD 1.09 EUR 119 36
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 07/24/25 CAD 1.34 CAD 1.34 USD 104 11,035
USD Currency ............... Down and Out Barclays Bank plc 08/07/25 JPY 144.00 JPY 136.00 USD 982 8,722
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 2,181 19,382
39,175
$ 178,166
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................ 130 07/11/25 JPY 39,250.00 JPY 5,263,361 $ 1,304,469
SPDR S&P 500 ETF Trust ...................... 784 07/11/25 USD 615.00 USD 48,439 579,376
Air Products and Chemicals, Inc. ................. 16 07/18/25 USD 280.00 USD 451 9,279
Alphabet, Inc. .............................. 164 07/18/25 USD 180.00 USD 2,909 53,300
Amazon.com, Inc. ........................... 394 07/18/25 USD 215.00 USD 8,644 324,065
Apple, Inc. ................................ 181 07/18/25 USD 210.00 USD 3,714 50,318
Apple, Inc. ................................ 201 07/18/25 USD 215.00 USD 4,124 28,743
Bank of America Corp. ........................ 1,395 07/18/25 USD 46.00 USD 6,601 283,883
Boston Scientific Corp. ........................ 269 07/18/25 USD 110.00 USD 2,889 28,917
Broadcom, Inc. ............................. 90 07/18/25 USD 260.00 USD 2,481 172,350
Capital One Financial Corp. ..................... 81 07/18/25 USD 200.00 USD 1,723 117,854
Chevron Corp. ............................. 37 07/18/25 USD 140.00 USD 530 18,129
Citigroup, Inc. .............................. 709 07/18/25 USD 80.00 USD 6,035 425,400
Confluent, Inc. .............................. 214 07/18/25 USD 25.00 USD 534 21,400
CyberArk Software Ltd. ........................ 19 07/18/25 USD 400.00 USD 773 30,495
Eli Lilly & Co. .............................. 33 07/18/25 USD 770.00 USD 2,572 93,720
EQT Corp. ................................ 121 07/18/25 USD 60.00 USD 706 11,918
Freeport-McMoRan, Inc. ....................... 149 07/18/25 USD 40.00 USD 646 55,503
Home Depot, Inc. (The) ....................... 28 07/18/25 USD 390.00 USD 1,027 1,049
Home Depot, Inc. (The) ....................... 28 07/18/25 USD 380.00 USD 1,027 4,941
Informatica, Inc. ............................ 245 07/18/25 USD 25.00 USD 597 1,838
Intuit, Inc. ................................. 19 07/18/25 USD 790.00 USD 1,496 24,890
Intuitive Surgical, Inc. ......................... 40 07/18/25 USD 585.00 USD 2,174 5,000
iShares China Large-Cap ETF ................... 8,489 07/18/25 USD 37.00 USD 31,206 615,452
JPMorgan Chase & Co. ....................... 202 07/18/25 USD 275.00 USD 5,856 329,765
Live Nation Entertainment, Inc. .................. 47 07/18/25 USD 150.00 USD 711 22,795
Live Nation Entertainment, Inc. .................. 53 07/18/25 USD 155.00 USD 802 12,720
Mastercard, Inc. ............................ 24 07/18/25 USD 600.00 USD 1,349 1,116
Mastercard, Inc. ............................ 24 07/18/25 USD 590.00 USD 1,349 2,580
Meta Platforms, Inc. .......................... 41 07/18/25 USD 675.00 USD 3,026 274,290
Meta Platforms, Inc. .......................... 44 07/18/25 USD 680.00 USD 3,248 274,120
Micron Technology, Inc. ....................... 96 07/18/25 USD 110.00 USD 1,183 133,440
Microsoft Corp. ............................. 127 07/18/25 USD 475.00 USD 6,317 320,358
Microsoft Corp. ............................. 136 07/18/25 USD 470.00 USD 6,765 414,800
NextEra Energy, Inc. ......................... 143 07/18/25 USD 70.00 USD 993 22,237
NextEra Energy, Inc. ......................... 167 07/18/25 USD 67.50 USD 1,159 50,935
NVIDIA Corp. .............................. 72 07/18/25 USD 130.00 USD 1,138 205,560

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
39
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NVIDIA Corp. .............................. 292 07/18/25 USD 150.00 USD 4,613 $ 297,110
Oracle Corp. ............................... 85 07/18/25 USD 175.00 USD 1,858 370,388
Oracle Corp. ............................... 91 07/18/25 USD 170.00 USD 1,990 446,355
Progressive Corp. (The) ....................... 53 07/18/25 USD 295.00 USD 1,414 3,047
Sabre Corp. ............................... 331 07/18/25 USD 3.00 USD 105 9,103
Salesforce, Inc. ............................. 42 07/18/25 USD 270.00 USD 1,145 34,230
SPDR S&P 500 ETF Trust ...................... 20 07/18/25 USD 625.00 USD 1,236 8,370
SPDR S&P 500 ETF Trust ...................... 316 07/18/25 USD 620.00 USD 19,524 206,822
Stryker Corp. .............................. 31 07/18/25 USD 400.00 USD 1,226 15,345
Trane Technologies plc ........................ 62 07/18/25 USD 450.00 USD 2,712 19,839
UniCredit SpA .............................. 166 07/18/25 EUR 54.00 EUR 4,724 316,774
Valero Energy Corp. .......................... 54 07/18/25 USD 135.00 USD 726 18,629
Vertiv Holdings Co. .......................... 98 07/18/25 USD 120.00 USD 1,258 105,105
Vistra Corp. ............................... 55 07/18/25 USD 180.00 USD 1,066 96,663
Walt Disney Co. (The) ........................ 86 07/18/25 USD 115.00 USD 1,066 81,700
Wells Fargo & Co. ........................... 709 07/18/25 USD 80.00 USD 5,681 169,097
Williams Cos., Inc. (The) ....................... 72 07/18/25 USD 60.00 USD 452 23,760
Xerox Holdings Corp. ......................... 142 07/18/25 USD 6.00 USD 75 1,065
Xerox Holdings Corp. ......................... 237 07/18/25 USD 7.00 USD 125 1,778
U.S. Treasury 10-Year Note ..................... 11 07/25/25 USD 114.00 USD 1,100 1,719
Alphabet, Inc. .............................. 138 08/15/25 USD 185.00 USD 2,448 80,384
Eli Lilly & Co. .............................. 32 08/15/25 USD 820.00 USD 2,494 97,680
EURO STOXX Bank Index ..................... 964 08/15/25 EUR 210.00 EUR 9,688 146,201
iShares Russell 2000 ETF ...................... 628 08/15/25 USD 220.00 USD 13,552 309,604
Meta Platforms, Inc. .......................... 76 08/15/25 USD 740.00 USD 5,609 297,350
Microsoft Corp. ............................. 76 08/15/25 USD 505.00 USD 3,780 104,880
Netflix, Inc. ................................ 36 08/15/25 USD 1,320.00 USD 4,821 317,250
NVIDIA Corp. .............................. 294 08/15/25 USD 160.00 USD 4,645 224,910
Paramount Global ........................... 142 08/15/25 USD 13.00 USD 183 3,337
Sabre Corp. ............................... 237 08/15/25 USD 4.00 USD 75 1,777
SPDR Gold Shares
(a)
......................... 443 08/15/25 USD 315.00 USD 13,504 162,803
SPDR Gold Shares
(a)
......................... 1,267 08/15/25 USD 310.00 USD 38,622 677,845
SPDR Gold Shares
(a)
......................... 1,905 08/15/25 USD 320.00 USD 58,070 465,773
Walmart, Inc. .............................. 522 08/15/25 USD 105.00 USD 5,104 33,930
Walt Disney Co. (The) ........................ 242 08/15/25 USD 125.00 USD 3,001 116,765
Wells Fargo & Co. ........................... 932 08/15/25 USD 85.00 USD 7,467 116,034
U.S. Treasury 10-Year Note ..................... 12 08/22/25 USD 113.00 USD 1,200 8,063
U.S. Treasury 10-Year Note ..................... 18 08/22/25 USD 114.00 USD 1,800 7,313
Advanced Micro Devices, Inc. ................... 138 09/19/25 USD 155.00 USD 1,958 102,465
Citigroup, Inc. .............................. 524 09/19/25 USD 90.00 USD 4,460 118,162
EURO STOXX Bank Index ..................... 835 09/19/25 EUR 200.00 EUR 8,391 442,615
Hilton Worldwide Holdings, Inc. .................. 259 09/19/25 USD 270.00 USD 6,898 303,030
NVIDIA Corp. .............................. 208 09/19/25 USD 160.00 USD 3,286 253,760
SPDR Gold Shares
(a)
......................... 1,210 09/19/25 USD 325.00 USD 36,884 423,500
Walmart, Inc. .............................. 303 09/19/25 USD 100.00 USD 2,963 112,868
Walt Disney Co. (The) ........................ 138 09/19/25 USD 125.00 USD 1,711 84,870
Sabre Corp. ............................... 189 10/17/25 USD 4.00 USD 60 3,308
Wells Fargo & Co. ........................... 556 10/17/25 USD 85.00 USD 4,455 164,298
Informatica, Inc. ............................ 73 11/21/25 USD 35.00 USD 178 2,920
13,737,599
Put
EURO STOXX Bank Index ..................... 190 07/18/25 EUR 165.00 EUR 1,909 1,119
EURO STOXX Bank Index ..................... 213 07/18/25 EUR 175.00 EUR 2,141 2,195
Invesco QQQ Trust, Series 1 .................... 418 07/18/25 USD 500.00 USD 23,059 24,244
iShares iBoxx $ High Yield Corporate Bond ETF ....... 285 07/18/25 USD 78.00 USD 2,299 855
iShares iBoxx $ High Yield Corporate Bond ETF ....... 367 07/18/25 USD 77.00 USD 2,960 918
iShares Russell 2000 ETF ...................... 90 07/18/25 USD 170.00 USD 1,942 540
iShares Russell 2000 ETF ...................... 163 07/18/25 USD 180.00 USD 3,517 1,549
iShares Russell 2000 ETF ...................... 424 07/18/25 USD 198.00 USD 9,149 15,264
NIKE, Inc. ................................. 1,512 07/18/25 USD 55.00 USD 10,741 6,048
SPDR S&P 500 ETF Trust ...................... 418 07/18/25 USD 570.00 USD 25,826 22,990
iShares Russell 2000 ETF ...................... 122 08/15/25 USD 185.00 USD 2,633 7,930

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
40
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ...................... 147 08/15/25 USD 195.00 USD 3,172 $ 18,816
Oracle Corp. ............................... 379 08/15/25 USD 190.00 USD 8,286 61,777
S&P 500 Index ............................. 2 08/15/25 USD 5,975.00 USD 1,241 11,030
WTI Crude Oil
(a)
............................. 65 09/17/25 USD 65.00 USD 65 338,650
American Airlines Group, Inc. .................... 189 09/19/25 USD 8.00 USD 212 2,552
Dollar Tree, Inc. ............................. 506 09/19/25 USD 85.00 USD 5,011 109,549
626,026
$ 14,363,625
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Citibank NA 07/22/25 COP 4,200.00 USD 726 $ 3,997
EUR Currency ........................... Societe Generale SA 07/24/25 USD 1.17 EUR 844 13,307
EUR Currency ........................... BNP Paribas SA 07/29/25 USD 1.18 EUR 1,961 22,121
USD Currency ........................... Royal Bank of Canada 08/07/25 MXN 19.40 USD 2,840 14,834
54,259
Put
EUR Currency ........................... HSBC Bank plc 07/09/25 USD 1.13 EUR 1,558 33
EUR Currency ........................... Barclays Bank plc 07/15/25 USD 1.02 EUR 2,967 —
EUR Currency ........................... BNP Paribas SA 07/15/25 USD 1.06 EUR 890 1
EUR Currency ........................... JPMorgan Chase Bank NA 07/15/25 USD 1.14 EUR 1,298 389
EUR Currency ........................... UBS AG 07/15/25 USD 1.06 EUR 1,978 1
USD Currency ........................... Barclays Bank plc 07/18/25 BRL 5.80 USD 937 58,854
EUR Currency ........................... JPMorgan Chase Bank NA 07/24/25 USD 1.15 EUR 386 612
USD Currency ........................... Citibank NA 08/06/25 CNH 7.05 USD 52,440 90,246
USD Currency ........................... HSBC Bank plc 08/14/25 BRL 5.52 USD 1,183 22,745
172,881
$ 227,140
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if EURUSD WM10AMNY <= 1.02
and USDJPY WM10AMNY <= 148.00 ....... UBS AG 123,261 07/15/25 USD 18,243 $ —
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 104.00 USD 6,170 $ 12,348

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
41
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 07/16/25 USD 104.00 USD 5,205 $ 2,745
$ 15,093
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.50% Annual Deutsche Bank AG 07/10/25 3.50 % USD 46,222 $ 27,290
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.50% Annual
JPMorgan Chase
Bank NA 08/18/25 3.50 USD 58,067 370,873
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 11/26/25 3.65 USD 29,840 607,680
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.50% At Termination
Morgan Stanley & Co.
International plc 04/22/26 3.50 GBP 232,065 970,174
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.60% At Termination
Morgan Stanley & Co.
International plc 05/01/26 3.60 GBP 285,710 1,432,208
$ 3,408,225
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nikkei 225 Index ............................. 130 07/11/25 JPY 41,000.00 JPY 5,263,361 $ (327,246)
SPDR S&P 500 ETF Trust ....................... 784 07/11/25 USD 625.00 USD 48,439 (185,809)
Alphabet, Inc. ............................... 230 07/18/25 USD 185.00 USD 4,080 (37,835)
Amazon.com, Inc. ............................ 269 07/18/25 USD 220.00 USD 5,902 (140,552)
Bank of America Corp. ......................... 349 07/18/25 USD 48.00 USD 1,651 (30,537)
Boeing Co. (The) ............................. 104 07/18/25 USD 210.00 USD 2,179 (54,600)
Capital One Financial Corp. ...................... 130 07/18/25 USD 210.00 USD 2,766 (91,000)
Chevron Corp. .............................. 76 07/18/25 USD 155.00 USD 1,088 (1,634)
EQT Corp. ................................. 174 07/18/25 USD 65.00 USD 1,015 (2,001)
iShares China Large-Cap ETF .................... 6,530 07/18/25 USD 42.00 USD 24,004 (45,710)
SPDR S&P 500 ETF Trust ....................... 20 07/18/25 USD 635.00 USD 1,236 (2,740)
SPDR S&P 500 ETF Trust ....................... 632 07/18/25 USD 630.00 USD 39,048 (156,736)
UniCredit SpA ............................... 166 07/18/25 EUR 62.00 EUR 4,724 (15,790)
Vertiv Holdings Co. ........................... 225 07/18/25 USD 125.00 USD 2,889 (163,688)
Alphabet, Inc. ............................... 163 08/15/25 USD 200.00 USD 2,891 (34,719)
Amazon.com, Inc. ............................ 55 08/15/25 USD 250.00 USD 1,207 (9,680)
Amazon.com, Inc. ............................ 394 08/15/25 USD 235.00 USD 8,644 (187,150)
Apple, Inc. ................................. 382 08/15/25 USD 230.00 USD 7,837 (58,828)
Bank of America Corp. ......................... 1,396 08/15/25 USD 50.00 USD 6,606 (94,928)
Broadcom, Inc. .............................. 90 08/15/25 USD 300.00 USD 2,481 (54,675)
Cameco Corp. ............................... 355 08/15/25 USD 85.00 USD 2,635 (53,783)
CyberArk Software Ltd. ......................... 19 08/15/25 USD 460.00 USD 773 (13,395)
Eli Lilly & Co. ............................... 65 08/15/25 USD 900.00 USD 5,067 (69,387)
Freeport-McMoRan, Inc. ........................ 149 08/15/25 USD 48.00 USD 646 (11,398)
JPMorgan Chase & Co. ........................ 203 08/15/25 USD 290.00 USD 5,885 (194,372)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
42
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Meta Platforms, Inc. ........................... 76 08/15/25 USD 820.00 USD 5,609 $ (87,210)
Meta Platforms, Inc. ........................... 86 08/15/25 USD 780.00 USD 6,348 (189,630)
Micron Technology, Inc. ........................ 96 08/15/25 USD 125.00 USD 1,183 (60,720)
Micron Technology, Inc. ........................ 302 08/15/25 USD 135.00 USD 3,722 (86,976)
Netflix, Inc. ................................. 36 08/15/25 USD 1,500.00 USD 4,821 (80,460)
NextEra Energy, Inc. .......................... 310 08/15/25 USD 80.00 USD 2,152 (10,230)
NVIDIA Corp. ............................... 364 08/15/25 USD 165.00 USD 5,751 (198,380)
Oracle Corp. ................................ 176 08/15/25 USD 200.00 USD 3,848 (406,120)
Oracle Corp. ................................ 379 08/15/25 USD 220.00 USD 8,286 (380,895)
Salesforce, Inc. .............................. 42 08/15/25 USD 300.00 USD 1,145 (11,235)
SPDR Gold Shares
(a)
.......................... 443 08/15/25 USD 335.00 USD 13,504 (30,124)
SPDR Gold Shares
(a)
.......................... 1,267 08/15/25 USD 325.00 USD 38,622 (201,453)
SPDR Gold Shares
(a)
.......................... 1,905 08/15/25 USD 340.00 USD 58,070 (87,630)
Vertiv Holdings Co. ........................... 98 08/15/25 USD 145.00 USD 1,258 (49,980)
Vistra Corp. ................................ 55 08/15/25 USD 210.00 USD 1,066 (55,550)
Walmart, Inc. ............................... 522 08/15/25 USD 115.00 USD 5,104 (6,264)
Walt Disney Co. (The) ......................... 86 08/15/25 USD 130.00 USD 1,066 (23,822)
Air Products and Chemicals, Inc. .................. 19 09/19/25 USD 310.00 USD 536 (7,125)
Alphabet, Inc. ............................... 160 09/19/25 USD 200.00 USD 2,838 (56,400)
Amazon.com, Inc. ............................ 205 09/19/25 USD 240.00 USD 4,497 (116,850)
Apollo Global Management, Inc. ................... 53 09/19/25 USD 160.00 USD 752 (15,237)
Apple, Inc. ................................. 168 09/19/25 USD 230.00 USD 3,447 (48,804)
Boeing Co. (The) ............................. 83 09/19/25 USD 230.00 USD 1,739 (45,235)
Cameco Corp. ............................... 122 09/19/25 USD 90.00 USD 906 (23,790)
Chevron Corp. .............................. 46 09/19/25 USD 160.00 USD 659 (5,888)
Crowdstrike Holdings, Inc. ....................... 77 09/19/25 USD 560.00 USD 3,922 (179,410)
CyberArk Software Ltd. ......................... 25 09/19/25 USD 460.00 USD 1,017 (26,501)
Eli Lilly & Co. ............................... 29 09/19/25 USD 940.00 USD 2,261 (35,090)
EQT Corp. ................................. 147 09/19/25 USD 70.00 USD 857 (11,025)
Freeport-McMoRan, Inc. ........................ 183 09/19/25 USD 50.00 USD 793 (15,921)
Hess Corp. ................................. 31 09/19/25 USD 160.00 USD 429 (4,185)
Intuit, Inc. .................................. 15 09/19/25 USD 860.00 USD 1,181 (22,500)
Intuitive Surgical, Inc. .......................... 19 09/19/25 USD 600.00 USD 1,032 (23,085)
Meta Platforms, Inc. ........................... 35 09/19/25 USD 820.00 USD 2,583 (65,450)
Micron Technology, Inc. ........................ 92 09/19/25 USD 155.00 USD 1,134 (15,088)
Microsoft Corp. .............................. 109 09/19/25 USD 540.00 USD 5,422 (65,672)
Netflix, Inc. ................................. 6 09/19/25 USD 1,480.00 USD 803 (25,170)
Oracle Corp. ................................ 93 09/19/25 USD 250.00 USD 2,033 (63,007)
Salesforce, Inc. .............................. 54 09/19/25 USD 310.00 USD 1,473 (30,375)
Tesla, Inc. .................................. 28 09/19/25 USD 420.00 USD 889 (24,991)
Valero Energy Corp. ........................... 48 09/19/25 USD 155.00 USD 645 (8,136)
Vistra Corp. ................................ 140 09/19/25 USD 220.00 USD 2,713 (155,750)
Walt Disney Co. (The) ......................... 62 09/19/25 USD 135.00 USD 769 (14,911)
NVIDIA Corp. ............................... 208 11/21/25 USD 200.00 USD 3,286 (98,800)
Alphabet, Inc. ............................... 280 12/19/25 USD 220.00 USD 4,967 (107,800)
Amazon.com, Inc. ............................ 338 12/19/25 USD 270.00 USD 7,415 (157,171)
Apple, Inc. ................................. 504 12/19/25 USD 240.00 USD 10,341 (238,141)
Broadcom, Inc. .............................. 151 12/19/25 USD 380.00 USD 4,162 (95,885)
Eli Lilly & Co. ............................... 53 12/19/25 USD 1,000.00 USD 4,132 (96,328)
Meta Platforms, Inc. ........................... 73 12/19/25 USD 940.00 USD 5,388 (113,698)
Microsoft Corp. .............................. 227 12/19/25 USD 580.00 USD 11,291 (152,091)
NVIDIA Corp. ............................... 504 12/19/25 USD 220.00 USD 7,963 (166,320)
(6,336,702)
Put
iShares Russell 2000 ETF ....................... 424 07/18/25 USD 189.00 USD 9,149 (6,360)
Mastercard, Inc. ............................. 17 07/18/25 USD 540.00 USD 955 (4,726)
NIKE, Inc. .................................. 1,512 07/18/25 USD 50.00 USD 10,741 (3,780)
Progressive Corp. (The) ........................ 26 07/18/25 USD 255.00 USD 694 (6,305)
SPDR Gold Shares
(a)
.......................... 315 07/18/25 USD 300.00 USD 9,602 (69,930)
SPDR Gold Shares
(a)
.......................... 443 07/18/25 USD 290.00 USD 13,504 (21,042)
Trane Technologies plc ......................... 22 07/18/25 USD 400.00 USD 962 (3,410)
Alphabet, Inc. ............................... 138 08/15/25 USD 165.00 USD 2,448 (49,680)
Eli Lilly & Co. ............................... 32 08/15/25 USD 700.00 USD 2,494 (51,680)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
43
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Intuitive Surgical, Inc. .......................... 40 08/15/25 USD 465.00 USD 2,174 $ (21,000)
Meta Platforms, Inc. ........................... 76 08/15/25 USD 620.00 USD 5,609 (42,560)
Microsoft Corp. .............................. 76 08/15/25 USD 440.00 USD 3,780 (18,012)
Netflix, Inc. ................................. 36 08/15/25 USD 1,100.00 USD 4,821 (30,510)
SPDR Gold Shares
(a)
.......................... 315 08/15/25 USD 295.00 USD 9,602 (78,907)
SPDR Gold Shares
(a)
.......................... 952 08/15/25 USD 300.00 USD 29,020 (390,320)
Walt Disney Co. (The) ......................... 242 08/15/25 USD 110.00 USD 3,001 (22,385)
Wells Fargo & Co. ............................ 932 08/15/25 USD 67.50 USD 7,467 (31,688)
WTI Crude Oil
(a)
.............................. 65 09/17/25 USD 60.00 USD 65 (175,500)
Advanced Micro Devices, Inc. .................... 138 09/19/25 USD 125.00 USD 1,958 (62,100)
Citigroup, Inc. ............................... 524 09/19/25 USD 75.00 USD 4,460 (58,688)
Dollar Tree, Inc. .............................. 506 09/19/25 USD 70.00 USD 5,011 (43,010)
EURO STOXX Bank Index ...................... 417 09/19/25 EUR 165.00 EUR 4,191 (26,402)
Hilton Worldwide Holdings, Inc. ................... 259 09/19/25 USD 230.00 USD 6,898 (63,455)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,849 09/19/25 USD 103.00 USD 20,267 (371,649)
SPDR Gold Shares
(a)
.......................... 1,210 09/19/25 USD 290.00 USD 36,884 (312,180)
Walmart, Inc. ............................... 303 09/19/25 USD 90.00 USD 2,963 (49,843)
Walt Disney Co. (The) ......................... 138 09/19/25 USD 110.00 USD 1,711 (20,493)
(2,035,615)
$ (8,372,317)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Societe Generale SA 07/24/25 USD 1.18 EUR 844 $ (8,499)
EUR Currency ............................. Bank of America NA 07/29/25 USD 1.17 EUR 22,089 (448,669)
EUR Currency ............................. BNP Paribas SA 07/29/25 USD 1.20 EUR 2,941 (12,942)
USD Currency ............................. Royal Bank of Canada 08/07/25 MXN 20.00 USD 2,840 (6,330)
MXN Currency ............................ Morgan Stanley & Co. International plc 09/24/25 JPY 7.85 MXN 19,496 (9,215)
–
(485,655)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 07/03/25 JPY 140.00 USD 6,548 (146)
EUR Currency ............................. UBS AG 07/15/25 USD 1.02 EUR 2,967 —
USD Currency ............................. Barclays Bank plc 07/18/25 BRL 5.65 USD 1,406 (51,747)
USD Currency ............................. Citibank NA 08/06/25 CNH 6.90 USD 52,440 (23,563)
–
(75,456)
–
$ (561,111)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5.00 % Quarterly
Goldman Sachs
International 07/16/25 NR USD 99.00 USD 5,205 $ (1,900)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
44
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
3-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 08/18/25 3.20 % USD 58,067 $ (141,354)
30-Year Interest Rate Swap
(a)
3.60% Annual 1-day SOFR Annual Citibank NA 08/27/25 3.60 USD 19,500 (117,383)
5-Year Interest Rate Swap
(a)
. 2.05% Annual 6-mo. EURIBOR Semi-Annual
Morgan Stanley & Co.
International plc 09/02/25 2.05 EUR 24,532 (36,528)
2-Year Interest Rate Swap
(a)
. 3.25% Annual 1-day SOFR Annual Deutsche Bank AG 09/03/25 3.25 USD 48,841 (111,516)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual Bank of America NA 09/12/25 3.23 USD 74,030 (373,554)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/22/25 3.05 USD 158,240 (254,766)
2-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/22/25 3.30 USD 116,468 (383,944)
2-Year Interest Rate Swap
(a)
. 3.08% Annual 1-day SOFR Annual Citibank NA 09/26/25 3.08 USD 146,630 (299,163)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 3.05 USD 80,124 (156,987)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual Deutsche Bank AG 09/30/25 3.00 USD 59,294 (183,811)
30-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 11/26/25 3.15 USD 29,840 (141,390)
10-Year Interest Rate Swap
(a)
3.46% Annual 1-day SOFR Annual BNP Paribas SA 04/06/26 3.46 USD 3,825 (68,354)
1-Year Interest Rate Swap
(a)
. 3.10% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 04/22/26 3.10 GBP 232,065 (497,791)
1-Year Interest Rate Swap
(a)
. 2.80% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 05/01/26 2.80 GBP 285,710 (383,086)
(3,149,627)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
Goldman Sachs
International 07/07/25 3.75 USD 13,221 (26,355)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.30% Annual Deutsche Bank AG 07/10/25 4.30 USD 23,111 (6)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual
JPMorgan Chase
Bank NA 08/04/25 3.80 USD 6,435 (3,541)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.15% Annual
JPMorgan Chase
Bank NA 09/10/25 2.15 EUR 101,716 (99,621)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual UBS AG 09/15/25 3.95 USD 148,061 (34,673)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual BNP Paribas SA 09/22/25 3.90 USD 78,331 (28,076)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.50% Annual Deutsche Bank AG 09/25/25 2.50 EUR 43,725 (112,301)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Citibank NA 11/06/25 3.80 USD 119,257 (115,063)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual Deutsche Bank AG 11/06/25 4.10 USD 33,257 (49,571)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.95% Annual
Nomura International
plc 11/10/25 3.95 USD 26,646 (15,561)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.45% Annual
Morgan Stanley & Co.
International plc 12/09/25 2.45 EUR 34,959 (25,256)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.46% Annual BNP Paribas SA 04/06/26 3.46 USD 3,825 (144,184)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.20% At Termination
Morgan Stanley & Co.
International plc 04/22/26 4.20 GBP 232,065 (165,941)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 05/01/26 4.10 GBP 285,710 (278,135)
(1,098,284)
$ (4,247,911)
(a)
Forward settling swaption.
Interest Rate Caps Sold
Description
Exercise
Rate Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid (Received)
Unrealized
Appreciation
(Depreciation)
5Y-30Y CMS Index Cap .... 0.69 % Deutsche Bank AG 09/02/25 USD 356,600 $ (116,140) $ (165,819) $ 49,679

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
45
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 3,496 $ (177,387) $ (148,433) $ (28,954)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 3,853 (66,430) (2,727) (63,703)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5.00 Quarterly 06/20/30 USD 1,435 (110,136) (22,464) (87,672)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1.00 Quarterly 06/20/30 USD 4,359 97,208 (95,736) 192,944
$ (256,745) $ (269,360) $ 12,615
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5.00 % Quarterly 12/20/27 BB- USD 4,609 $ 304,987 $ 2,278 $ 302,709
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 Quarterly 12/20/28 BB- USD 8,106 610,792 212,913 397,879
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly 12/20/29 BB- EUR 24,875 2,666,735 2,126,827 539,908
iTraxx Europe Crossover
Index Series 43.V1 .. 5.00 Quarterly 06/20/30 B+ EUR 408 49,461 40,075 9,386
$ 3,631,975 $ 2,382,093 $ 1,249,882
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 4.24% At Termination N/A 07/30/25 USD 599,940 $ (68,260) $ — $ (68,260)
1-day EFFR At Termination 4.28% At Termination 07/30/25
(a)
09/17/25 USD 317,770 5,833 — 5,833
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 68,128 (31,064) — (31,064)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 122,553 30,418 — 30,418
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 120,309 — 120,309
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 52,170 (19,348) — (19,348)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 2,385,523 21,004 2,364,519
8.15% Quarterly 3-mo. JIBAR Quarterly N/A 05/07/26 ZAR 69,951 (37,242) — (37,242)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 284,450 — 284,450
1-day MXIBTIIE Monthly 7.73% Monthly N/A 05/11/26 MXN 38,659 (89) — (89)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 06/19/26 MXN 74,115 (2,030) — (2,030)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 48,179 — 48,179
6.94% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/26 ZAR 58,712 958 — 958
4.21% At Termination 3-mo. WIBOR Quarterly 09/17/25
(a)
09/17/26 PLN 4,921 2,517 — 2,517
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 10,936 (14,035) — (14,035)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 8,349 229 — 229
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 93,778 51,230 — 51,230
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 778,635 952,994 — 952,994
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 89,140 465,205 — 465,205
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 310,036 4,858 — 4,858

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
46
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 27,689 $ (6,809) $ — $ (6,809)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 5,457 (12,920) — (12,920)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 9,095 (22,153) — (22,153)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 485,437 82,634 — 82,634
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 2,161 (8,611) 224 (8,835)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 6,999,989 106,833 6,893,156
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 72,500 767,530 — 767,530
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 72,500 837,165 — 837,165
6-mo. BUBOR Semi-Annual 5.68% Annual 09/17/25
(a)
09/17/27 HUF 432,916 (6,790) — (6,790)
6-mo. BUBOR Semi-Annual 5.76% Annual 09/17/25
(a)
09/17/27 HUF 652,000 (7,432) — (7,432)
6.99% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/27 ZAR 12,460 (846) — (846)
3.97% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/27 PLN 6,549 6,704 — 6,704
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 414,929 — 414,929
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 858,065 — 858,065
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 (258,365) — (258,365)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 (74,092) — (74,092)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (797,381) — (797,381)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 762,439 — 762,439
3-mo. CD_KSDA Quarterly 2.40% Quarterly 09/17/25
(a)
09/17/28 KRW 4,227,653 (221) — (221)
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 275,340 — 275,340
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 278,346 — 278,346
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 1,377,528 — 1,377,528
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 150,216 38,000 — 38,000
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 183,597 49,341 — 49,341
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 17,309,868 371,967 16,937,901
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 1,385,603 — 1,385,603
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 1,290,078 — 1,290,078
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 954,619 — 954,619
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 29,663 122,551 — 122,551
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 211,951 602,142 — 602,142
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 14,280 (38,886) — (38,886)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 33,697 590,556 — 590,556
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 33,697 781,461 — 781,461
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 554 4,284 142 4,142
6-mo. EURIBOR Semi-Annual 2.63% Annual N/A 01/31/30 EUR 750 15,504 16,487 (983)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 1,112 9,551 2,547 7,004
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 15,736 (32,928) — (32,928)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 33,284 (403,923) — (403,923)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 28,911 556,966 — 556,966
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 29,111 (10,927) — (10,927)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 2,136 14,048 — 14,048
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 3,560 25,917 — 25,917
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 123,986 6,681 — 6,681
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 50,310 (77,422) — (77,422)
7.73% Monthly 1-day MXIBTIIE Monthly N/A 05/06/30 MXN 7,081 (654) — (654)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 7,659 (25,886) — (25,886)
1-day MXIBTIIE Monthly 7.82% Monthly N/A 06/07/30 MXN 14,162 4,233 — 4,233
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 7,357 (1,123) — (1,123)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 11,493 786 1,356 (570)
1-day MXIBTIIE Monthly 7.72% Monthly N/A 06/24/30 MXN 8,910 726 — 726
3.70% Annual 6-mo. PRIBOR Semi-Annual N/A 06/30/30 CZK 41,664 — — —
6-mo. PRIBOR Semi-Annual 3.41% Annual 09/17/25
(a)
09/17/30 CZK 21,583 (11,232) — (11,232)
6-mo. PRIBOR Semi-Annual 3.55% Annual 09/17/25
(a)
09/17/30 CZK 28,391 (5,812) — (5,812)
6-mo. WIBOR Semi-Annual 4.04% Annual 09/17/25
(a)
09/17/30 PLN 3,689 (6,951) — (6,951)
6-mo. BUBOR Semi-Annual 5.96% Annual 09/17/25
(a)
09/17/30 HUF 55,794 (932) — (932)
7.77% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 27,208 (25,631) — (25,631)
7.60% Quarterly 3-mo. JIBAR Quarterly 09/17/25
(a)
09/17/30 ZAR 22,640 (12,256) — (12,256)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,955,034 — 4,955,034
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 (189,725) — (189,725)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 223,502 — 223,502

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
47
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 $ 446,763 $ — $ 446,763
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 226,091 — 226,091
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 61,741 24,682 — 24,682
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 61,741 25,181 — 25,181
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 17,080,424 510,293 16,570,131
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 19,976 (115,716) — (115,716)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 34,848 (119,371) — (119,371)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 27,248 (20,549) — (20,549)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 26,996 114,546 — 114,546
1-day THOR Quarterly 1.61% Quarterly 09/17/25
(a)
09/17/35 THB 7,957 — — —
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 301,859 — 301,859
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (134,187) 2,243 (136,430)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 679,284 — 679,284
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (759,718) — (759,718)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (758,717) — (758,717)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 300,800 51,960 248,840
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 104,627 5,555,008 29,284 5,525,724
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 12,000 (1,022,133) 55,396 (1,077,529)
$ 65,567,094 $ 1,169,736 $ 64,397,358
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 129,364 $ — $ 129,364
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Hertz Corp. (The) .......... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/25 USD 95 $ 2,704 $ 3,110 $ (406)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 125 732 5,666 (4,934)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 80 468 2,797 (2,329)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,276) 2,675 (8,951)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 160 534 21,140 (20,606)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 120 401 15,428 (15,027)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 70 234 9,473 (9,239)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 100 334 13,928 (13,594)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 120 400 15,437 (15,037)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 30,447 11,003 19,444
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 98 (1,100) 2,456 (3,556)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 105 (1,182) 2,640 (3,822)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (18,290) 13,739 (32,029)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (43,868) 37,682 (81,550)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (29,907) (7,142) (22,765)
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 (30,699) 20,028 (50,727)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 (26,585) (15,761) (10,824)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
48
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DXC Technology Co. ....... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 355 $ (53,321) $ (35,765) $ (17,556)
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/29 EUR 998 (13,760) (5,801) (7,959)
Intesa Sanpaolo SpA ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 960 (6,677) — (6,677)
Telecom Italia SpA ......... 1.00 Quarterly Goldman Sachs International 12/20/29 EUR 440 2,756 19,423 (16,667)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/30 USD 600 (98,668) (87,087) (11,581)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 06/20/30 EUR 1,063 (33,552) (22,543) (11,009)
Occidental Petroleum Corp. ... 1.00 Quarterly Deutsche Bank AG 06/20/30 USD 360 (957) (950) (7)
Republic of Panama ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 140 5,390 6,493 (1,103)
Simon Property Group LP .... 1.00 Quarterly BNP Paribas SA 06/20/30 USD 285 (5,731) (1,514) (4,217)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/30 USD 1,415 1,507 8,621 (7,114)
$ – $ – $ –
$ (324,666) $ 35,176 $ (359,842)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 527 $ 12,434 $ 4,395 $ 8,039
Altice France SA ...... 5.00 Quarterly Deutsche Bank AG 12/20/29 D EUR 722 (134,717) (123,582) (11,135)
Eutelsat SA .......... 5.00 Quarterly Deutsche Bank AG 12/20/29 B EUR 249 27,575 (22,711) 50,286
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 255 15,716 16,455 (739)
Hannover Rueck SE .... 1.00 Quarterly BNP Paribas SA 12/20/29 A EUR 499 5,628 2,817 2,811
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,622 248,789 192,594 56,195
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1.00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 499 6,226 2,925 3,301
Swedbank AB ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 960 1,946 (2,587) 4,533
Vistra Operations Co. LLC 5.00 Quarterly Citibank NA 12/20/29 BB+ USD 190 33,728 30,508 3,220
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 100 17,752 15,182 2,570
AXA SA ............ 1.00 Quarterly BNP Paribas SA 06/20/30 A+ EUR 1,063 32,705 21,970 10,735
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 B EUR 283 31,559 9,094 22,465
$ 299,341 $ 147,060 $ 152,281
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 18,114 $ (39,635) $ — $ (39,635)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 1,680 (2,021) — (2,021)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA 07/01/25 BRL 18,321 (17,379) — (17,379)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
49
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 14.67% At Termination Barclays Bank plc 07/01/25 BRL 17,152 $ (3) $ — $ (3)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 8,521 (1,142) — (1,142)
14.79% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 3,834 345 — 345
8.07% At Termination 1-day IBR At Termination Barclays Bank plc 09/17/26 COP 205,263 246 — 246
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 456,141 1,547 — 1,547
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 35,188 (672,344) — (672,344)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (587,536) — (587,536)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 43,391 (809,100) — (809,100)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (775,596) — (775,596)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 232 (4,333) — (4,333)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (140,100) — (140,100)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 7,466 (129,889) — (129,889)
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA 01/02/29 BRL 16,270 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA 01/02/29 BRL 18,935 — — —
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc 01/02/29 BRL 29,130 — — —
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA 01/02/29 BRL 76,051 — — —
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc 01/02/29 BRL 1,581 2,960 — 2,960
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc 01/02/29 BRL 7,324 15,728 — 15,728
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 3,514 25,587 — 25,587
8.64% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 04/04/30 COP 6,154,316 1,462 — 1,462
8.23% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/17/30 COP 5,442,760 25,233 — 25,233
8.34% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 09/17/30 COP 5,940,707 21,090 — 21,090
1-day
BZDIOVER At Termination 13.04% At Termination Barclays Bank plc 01/02/31 BRL 4,745 — — —
$ (3,084,880) $ — $ (3,084,880)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.67% ........... At Termination
KOSPI 200 Index
Futures September
2025
At
Termination BNP Paribas SA 09/17/25 KRW 8,656,898 $ (19,555) $ — $ (19,555)
1-day SOFR minus
0.40% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 90 70,772 — 70,772

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
50
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 46 $ — $ — $ —
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 93 — — —
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 26 28,784 — 28,784
1-day SOFR minus
0.55% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 09/19/25 USD 67 53,300 — 53,300
1-day SOFR minus
0.65% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly BNP Paribas SA 09/19/25 USD 121 96,069 — 96,069
1-day SOFR plus 0.10% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/19/25 USD 45 21,619 — 21,619
1-day SOFR plus 0.10% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/19/25 USD 164 57,136 — 57,136
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 09/19/25 USD 79 (117,035) — (117,035)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65% Quarterly
JPMorgan Chase Bank
NA 09/19/25 USD 114 (176,587) — (176,587)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.75%
At
Termination
Goldman Sachs
International 09/19/25 USD 129 (213,291) — (213,291)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 205 1,234 — 1,234
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 124 491 — 491
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 174 842 — 842
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 208 25 — 25
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 292 — — —
$ (196,196) $ — $ (196,196)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
51
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Adyen NV ................. JPMorgan Chase Bank NA USD 4,191,364 02/11/26 0.26% 1D OBFR01 Monthly $ (239,135)
AMC Networks, Inc. .......... Barclays Bank plc 132,554 07/28/25 0.20% 1D OBFR01 Monthly —
AMC Networks, Inc. .......... JPMorgan Chase Bank NA 301,361 02/09/26 0.20% 1D OBFR01 Monthly (21,431)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 157,491 02/11/26 0.75% 1D OBFR01 Monthly 7,502
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 143,668 02/09/26 0.20% 1D OBFR01 Monthly 14,626
Flagstar Financial, Inc. ........ JPMorgan Chase Bank NA 949,564 02/09/26 0.20% 1D OBFR01 Monthly (100,165)
flynas Co. SJSC ............ JPMorgan Chase Bank NA 562,844 02/11/26 0.75% 1D OBFR01 Monthly 15,350
Informatica, Inc. ............. JPMorgan Chase Bank NA 344,138 02/09/26 0.20% 1D OBFR01 Monthly 2,850
Nice One Beauty Digital Marketing
Co. ................... JPMorgan Chase Bank NA 95,008 02/11/26 0.75% 1D OBFR01 Monthly 468
Paramount Global ........... JPMorgan Chase Bank NA 60,552 02/09/26 0.20% 1D OBFR01 Monthly 4,541
POSCO Future M Co. Ltd. ...... Citibank NA — 02/25/26 0.00% 1D OBFR01 Monthly (7,382)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA — 02/10/26 0.00% 1D OBFR01 Monthly (9,769)
Rasan Information Technology Co. JPMorgan Chase Bank NA 1,029,261 02/11/26 0.75% 1D OBFR01 Monthly 45,793
Talabat Holding plc ........... JPMorgan Chase Bank NA 686,016 02/11/26 0.75% 1D OBFR01 Monthly (34,470)
United International Holding Co. .. JPMorgan Chase Bank NA 24,546 02/11/26 0.75% 1D OBFR01 Monthly (1,382)
Total long positions of equity swaps (322,604)
Short contracts
(b)
Abbott Laboratories .......... Citibank NA (903,635) 02/24/28 (0.15)% 1D OBFR01 Monthly (18,648)
Neste OYJ ................ Citibank NA (1,359,443) 02/26/26 (0.26)% 1D OBFR01 Monthly (4,446)
New Oriental Education &
Technology Group, Inc. ...... Citibank NA (415,528) 02/25/26 (0.28)% 1D OBFR01 Monthly (54,834)
Nexi SpA ................. Citibank NA (647,935) 02/26/26 (0.12)% 1D OBFR01 Monthly (49,493)
NEXTDC Ltd. .............. JPMorgan Chase Bank NA (739,154) 02/10/26 (0.25)% 1D OBFR01 Monthly (39,022)
Nippon Express Holdings, Inc. ... Citibank NA (30,482) 02/26/26 (0.15)% 1D OBFR01 Monthly (1,615)
Norfolk Southern Corp. ........ Citibank NA (777,437) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,848
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (228,930) 02/10/26 (0.25)% 1D OBFR01 Monthly 4,195
Norwegian Cruise Line Holdings Ltd. Citibank NA (1,890,614) 02/24/28 (0.15)% 1D OBFR01 Monthly (167,360)
NEC Corp. ................ Citibank NA (1,710,475) 02/26/26 (0.11)% 1D OBFR01 Monthly (130,471)
Novonesis Novozymes B ...... Citibank NA (2,095,106) 02/26/26 (0.26)% 1D OBFR01 Monthly 18,884
Oji Holdings Corp. ........... Citibank NA (825,979) 02/26/26 (0.13)% 1D OBFR01 Monthly (31,846)
Ono Pharmaceutical Co. Ltd. .... Citibank NA (906,190) 02/26/26 (0.13)% 1D OBFR01 Monthly (33,445)
ORLEN SA ................ Citibank NA (1,481,496) 02/26/26 (0.50)% 1D OBFR01 Monthly (23,767)
Packaging Corp. of America .... Citibank NA (1,245,093) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,135
Parker-Hannifin Corp. ......... Citibank NA (2,023,214) 02/24/28 (0.15)% 1D OBFR01 Monthly (104,326)
Paycom Software, Inc. ........ Citibank NA (450,797) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,038
Pentair plc ................ Citibank NA (1,406,852) 02/24/28 (0.15)% 1D OBFR01 Monthly (42,194)
Pernod Ricard SA ........... Citibank NA (1,894,776) 02/26/26 (0.26)% 1D OBFR01 Monthly 7,181
NU Holdings Ltd. ............ Citibank NA (882,206) 02/24/28 (0.15)% 1D OBFR01 Monthly (88,909)
POSCO Future M Co. Ltd. ...... Citibank NA (258,844) 02/25/26 (16.00)% 1D OBFR01 Monthly (6,967)
Natura & Co. Holding SA ....... JPMorgan Chase Bank NA (101,303) 02/10/26 (5.00)% 1D OBFR01 Monthly (9,455)
MonotaRO Co. Ltd. .......... Citibank NA (223,945) 02/26/26 (0.14)% 1D OBFR01 Monthly 1,495
Kuaishou Technology ......... Citibank NA (1,012,856) 02/25/26 (0.24)% 1D OBFR01 Monthly (100,066)
Lamb Weston Holdings, Inc. .... Citibank NA (1,217,404) 02/24/28 (0.15)% 1D OBFR01 Monthly 50,416
Lamb Weston Holdings, Inc. .... JPMorgan Chase Bank NA (129,043) 02/09/26 (0.15)% 1D OBFR01 Monthly 8,855
LG Energy Solution Ltd. ....... Citibank NA (462,617) 02/25/26 (13.50)% 1D OBFR01 Monthly (15,548)
Li Auto, Inc. ............... Citibank NA (1,585,281) 02/25/26 (0.17)% 1D OBFR01 Monthly 8,821
LKQ Corp. ................ Citibank NA (2,190,118) 02/24/28 (0.15)% 1D OBFR01 Monthly 20,518
Localiza Rent a Car SA ........ JPMorgan Chase Bank NA (374,386) 02/10/26 (0.51)% 1D OBFR01 Monthly 14,805
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (1,129,538) 02/10/26 (0.25)% 1D OBFR01 Monthly 75,624
Natura & Co. Holding SA ....... Citibank NA (134,048) 02/24/28 (4.50)% 1D OBFR01 Monthly (12,054)
Marfrig Global Foods SA ....... Citibank NA (422,333) 02/24/28 (5.00)% 1D OBFR01 Monthly 18,315
MatsukiyoCocokara & Co. ...... Citibank NA (1,300,992) 02/26/26 (0.25)% 1D OBFR01 Monthly (42,263)
Meituan .................. Citibank NA (512,209) 02/25/26 (0.13)% 1D OBFR01 Monthly 19,976
Mercari, Inc. ............... Citibank NA (1,837,961) 02/26/26 (0.10)% 1D OBFR01 Monthly 8,152
Mercari, Inc. ............... JPMorgan Chase Bank NA (88) 02/10/26 (0.25)% 1D OBFR01 Monthly (5)
Mineral Resources Ltd. ........ JPMorgan Chase Bank NA (1,742,484) 02/10/26 (0.25)% 1D OBFR01 Monthly 218,808
Mitsubishi Heavy Industries Ltd. .. Citibank NA (659,161) 02/26/26 (0.15)% 1D OBFR01 Monthly (46,527)
MMG Ltd. ................. Citibank NA (818,013) 02/25/26 (0.30)% 1D OBFR01 Monthly (132,404)
Molina Healthcare, Inc. ........ Citibank NA (506,001) 02/24/28 (0.15)% 1D OBFR01 Monthly (11,749)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
52
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Marfrig Global Foods SA ....... JPMorgan Chase Bank NA USD (474,555) 02/10/26 (5.00)% 1D OBFR01 Monthly $ 29,356
Kobe Bussan Co. Ltd. ......... Citibank NA (852,830) 02/26/26 (0.10)% 1D OBFR01 Monthly (10,515)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (326,773) 02/10/26 (15.00)% 1D OBFR01 Monthly (24,997)
Power Corp. of Canada ....... JPMorgan Chase Bank NA (212,600) 02/09/26 (0.25)% 1D OBFR01 Monthly (4,691)
SPDR S&P Retail ETF ........ JPMorgan Chase Bank NA (6,158,149) 02/09/26 (0.15)% 1D OBFR01 Monthly (51,346)
Square Enix Holdings Co. Ltd. ... Citibank NA (237,256) 02/26/26 (0.25)% 1D OBFR01 Monthly (13,321)
Square Enix Holdings Co. Ltd. ... JPMorgan Chase Bank NA (21,787) 02/10/26 (0.15)% 1D OBFR01 Monthly (4,094)
St James's Place plc ......... JPMorgan Chase Bank NA (406,302) 02/11/26 (0.25)% 1D OBFR01 Monthly (28,938)
Starbucks Corp. ............. Citibank NA (2,284,578) 02/24/28 (0.15)% 1D OBFR01 Monthly 14,995
SUMCO Corp. .............. Citibank NA (805,850) 02/26/26 (0.10)% 1D OBFR01 Monthly (99,496)
SUMCO Corp. .............. JPMorgan Chase Bank NA (17,613) 02/10/26 (0.25)% 1D OBFR01 Monthly (2,767)
Sumitomo Metal Mining Co. Ltd. .. Citibank NA (1,194,380) 02/26/26 (0.10)% 1D OBFR01 Monthly (106,875)
Solventum Corp. ............ Citibank NA (1,167,825) 02/24/28 (0.15)% 1D OBFR01 Monthly (41,292)
Super Micro Computer, Inc. ..... Citibank NA (2,171,136) 02/24/28 (0.15)% 1D OBFR01 Monthly (431,148)
Target Corp. ............... Citibank NA (1,803,277) 02/24/28 (0.15)% 1D OBFR01 Monthly (39,604)
Teleperformance SE .......... Citibank NA (630,541) 02/26/26 (0.26)% 1D OBFR01 Monthly (67,222)
Telstra Group Ltd. ........... JPMorgan Chase Bank NA (754,438) 02/10/26 (0.25)% 1D OBFR01 Monthly (6,304)
Temenos AG (Registered) ...... Citibank NA (1,163,738) 02/26/26 (0.26)% 1D OBFR01 Monthly 13,658
Toyota Industries Corp. ........ Citibank NA (724,670) 02/26/26 (0.11)% 1D OBFR01 Monthly (8,938)
Treasury Wine Estates Ltd. ..... JPMorgan Chase Bank NA (897,450) 02/10/26 (0.25)% 1D OBFR01 Monthly 30,610
Wise plc .................. Citibank NA (394,888) 02/26/26 (0.25)% 1D OBFR01 Monthly (4,174)
Xinyi Glass Holdings Ltd. ...... Citibank NA (348,217) 02/25/26 (0.75)% 1D OBFR01 Monthly (22,716)
Swatch Group AG (The) ....... Citibank NA (811,704) 02/26/26 (0.26)% 1D OBFR01 Monthly (8,356)
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (1,688,677) 02/25/26 (0.30)% 1D OBFR01 Monthly (2,742)
Societe Generale SA ......... Citibank NA (1,824,807) 02/26/26 (0.26)% 1D OBFR01 Monthly (100,973)
Shin Kong Financial Holding Co. Ltd. Citibank NA (655,981) 02/25/26 (0.35)% 1D OBFR01 Monthly (11,315)
Provident Financial Services, Inc. . JPMorgan Chase Bank NA (210,133) 02/09/26 (0.15)% 1D OBFR01 Monthly (8,221)
Rakuten Group, Inc. .......... JPMorgan Chase Bank NA (347) 02/10/26 (0.25)% 1D OBFR01 Monthly 11
Renault SA ................ Citibank NA (590,722) 02/26/26 0.00% 1D OBFR01 Monthly (24,760)
Restaurant Brands International, Inc. Citibank NA (1,214,656) 02/24/28 (0.20)% 1D OBFR01 Monthly (7,411)
Rohm Co. Ltd. .............. Citibank NA (349,362) 02/26/26 (0.10)% 1D OBFR01 Monthly (19,827)
Sandoz Group AG ........... Citibank NA (3,357,313) 02/26/26 (0.26)% 1D OBFR01 Monthly (113,330)
Sapporo Holdings Ltd. ........ JPMorgan Chase Bank NA (616,189) 02/10/26 (0.25)% 1D OBFR01 Monthly (12,196)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (913,879) 02/11/26 (0.26)% 1D OBFR01 Monthly (73,557)
Smurfit WestRock plc ......... Citibank NA (4,131,623) 02/24/28 (0.15)% 1D OBFR01 Monthly (71,101)
Sasol Ltd. ................. JPMorgan Chase Bank NA (371,424) 02/11/26 (0.40)% 1D OBFR01 Monthly 47,562
SBI Sumishin Net Bank Ltd. ..... Citibank NA (591,939) 02/26/26 (1.10)% 1D OBFR01 Monthly (9,935)
Seatrium Ltd. .............. Citibank NA (672,419) 02/25/26 (1.09)% 1D OBFR01 Monthly (2,988)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (395,471) 02/10/26 (1.13)% 1D OBFR01 Monthly 13,046
ServisFirst Bancshares, Inc. .... JPMorgan Chase Bank NA (225,449) 02/09/26 (0.15)% 1D OBFR01 Monthly (6,771)
SGH Ltd. ................. JPMorgan Chase Bank NA (883,617) 02/10/26 (0.25)% 1D OBFR01 Monthly (6,238)
Sharp Corp. ............... Citibank NA (66,707) 02/26/26 (1.34)% 1D OBFR01 Monthly (5,241)
Sharp Corp. ............... JPMorgan Chase Bank NA (395,475) 02/10/26 (0.64)% 1D OBFR01 Monthly (17,255)
Shimano, Inc. .............. Citibank NA (232,836) 02/26/26 (0.11)% 1D OBFR01 Monthly (13,631)
SATS Ltd. ................. JPMorgan Chase Bank NA (494,082) 02/10/26 (0.30)% 1D OBFR01 Monthly 7,355
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (603,294) 02/26/26 (0.10)% 1D OBFR01 Monthly (3,107)
Kering SA ................. Citibank NA (1,839,253) 02/26/26 0.00% 1D OBFR01 Monthly (140,837)
Kenvue, Inc. ............... Citibank NA (263,620) 02/24/28 (0.15)% 1D OBFR01 Monthly 5,428
Builders FirstSource, Inc. ...... Citibank NA (808,535) 02/24/28 (0.15)% 1D OBFR01 Monthly 16,560
Canadian Pacific Kansas City Ltd. Citibank NA (908,029) 02/24/28 (0.22)% 1D OBFR01 Monthly 4,377
CH Robinson Worldwide, Inc. ... Citibank NA (1,724,076) 02/24/28 (0.15)% 1D OBFR01 Monthly (36,702)
Chailease Holding Co. Ltd. ..... Citibank NA (686,224) 02/25/26 (0.36)% 1D OBFR01 Monthly (43,681)
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (3,563) 02/10/26 (0.16)% 1D OBFR01 Monthly (222)
China International Capital Corp.
Ltd. ................... Citibank NA (1,597,473) 02/25/26 (0.30)% 1D OBFR01 Monthly (161,940)
China Overseas Land & Investment
Ltd. ................... Citibank NA (604,973) 02/25/26 (0.30)% 1D OBFR01 Monthly (15,604)
China Railway Group Ltd. ...... Citibank NA (548,864) 02/25/26 (0.20)% 1D OBFR01 Monthly (14,746)
Brown-Forman Corp. ......... Citibank NA (515,231) 02/24/28 (0.15)% 1D OBFR01 Monthly (9,541)
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (1,622,010) 02/25/26 (0.30)% 1D OBFR01 Monthly (23,190)
Clariant AG (Registered) ....... Citibank NA (497,265) 02/26/26 (0.26)% 1D OBFR01 Monthly (24,577)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
53
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Clariant AG (Registered) ....... JPMorgan Chase Bank NA USD (90,966) 02/11/26 (0.26)% 1D OBFR01 Monthly $ 2,861
Coinbase Global, Inc. ......... Citibank NA (1,498,886) 02/24/28 (0.15)% 1D OBFR01 Monthly (209,052)
Community Financial System, Inc. JPMorgan Chase Bank NA (198,899) 02/09/26 (0.15)% 1D OBFR01 Monthly 1,389
Constellation Energy Corp. ..... Citibank NA (923,250) 02/24/28 (0.15)% 1D OBFR01 Monthly (22,114)
ConvaTec Group plc .......... Citibank NA (800,780) 02/26/26 (0.25)% 1D OBFR01 Monthly (8,981)
Cosan SA ................. Citibank NA (104,165) 02/24/28 (0.30)% 1D OBFR01 Monthly 110
Cosan SA ................. JPMorgan Chase Bank NA (259,916) 02/10/26 (0.40)% 1D OBFR01 Monthly 31,077
China Resources Power Holdings
Co. Ltd. ................ JPMorgan Chase Bank NA (15,020) 02/10/26 (0.30)% 1D OBFR01 Monthly 1,492
CoStar Group, Inc. ........... Citibank NA (2,562,961) 02/24/28 (0.15)% 1D OBFR01 Monthly (11,527)
Brookfield Asset Management Ltd. Citibank NA (4,842,587) 02/24/28 (0.20)% 1D OBFR01 Monthly (120,736)
Beijer Ref AB .............. JPMorgan Chase Bank NA (403,566) 02/11/26 (0.26)% 1D OBFR01 Monthly (9,581)
ABN AMRO Bank NV, CVA ..... Citibank NA (1,521,901) 02/26/26 (0.26)% 1D OBFR01 Monthly (58,839)
Albemarle Corp. ............ Citibank NA (1,008,381) 02/24/28 (0.15)% 1D OBFR01 Monthly (84,583)
Alexandria Real Estate Equities, Inc. Citibank NA (628,084) 02/24/28 (0.15)% 1D OBFR01 Monthly 5,572
Alfa SAB de CV ............. Citibank NA (107,843) 02/24/28 (0.85)% 1D OBFR01 Monthly (3,789)
Alfa SAB de CV ............. JPMorgan Chase Bank NA (290,953) 02/10/26 (0.50)% 1D OBFR01 Monthly 19,452
Alstom SA ................ Citibank NA (1,017,164) 02/26/26 (0.26)% 1D OBFR01 Monthly (101,871)
AppLovin Corp. ............. Citibank NA (1,529,089) 02/24/28 (0.15)% 1D OBFR01 Monthly (66,926)
Atlantic Union Bankshares Corp. . JPMorgan Chase Bank NA (114,245) 02/09/26 (0.15)% 1D OBFR01 Monthly 73
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (5,729) 02/09/26 (0.15)% 1D OBFR01 Monthly 268
Avolta AG ................. Citibank NA (797,335) 02/26/26 (0.26)% 1D OBFR01 Monthly (42,555)
Axon Enterprise, Inc. ......... Citibank NA (897,593) 02/24/28 (0.15)% 1D OBFR01 Monthly (51,226)
Bachem Holding AG .......... JPMorgan Chase Bank NA (355,303) 02/11/26 (0.26)% 1D OBFR01 Monthly (30,669)
Barratt Redrow plc ........... Citibank NA (331,545) 02/26/26 (0.25)% 1D OBFR01 Monthly 5,909
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (831,586) 02/11/26 (0.47)% 1D OBFR01 Monthly (17,729)
BASF SE ................. Citibank NA (3,112,094) 02/26/26 (0.26)% 1D OBFR01 Monthly (121,718)
BASF SE ................. JPMorgan Chase Bank NA (205,579) 02/11/26 (0.26)% 1D OBFR01 Monthly (5,119)
BE Semiconductor Industries NV . Citibank NA (1,751,001) 02/26/26 (0.26)% 1D OBFR01 Monthly (55,753)
Beijer Ref AB .............. Citibank NA (82,163) 02/26/26 (0.26)% 1D OBFR01 Monthly (2,960)
Avolta AG ................. JPMorgan Chase Bank NA (14,666) 02/11/26 (0.26)% 1D OBFR01 Monthly (422)
CRRC Corp. Ltd. ............ Citibank NA (507,069) 02/25/26 (0.30)% 1D OBFR01 Monthly 4,893
CVB Financial Corp. .......... JPMorgan Chase Bank NA (169,202) 02/09/26 (0.15)% 1D OBFR01 Monthly (5,563)
Dentsu Group, Inc. ........... Citibank NA (879,142) 02/26/26 (0.10)% 1D OBFR01 Monthly (31,550)
Harmonic Drive Systems, Inc. ... JPMorgan Chase Bank NA (67,148) 02/10/26 (0.25)% 1D OBFR01 Monthly 3,221
Hoshizaki Corp. ............. Citibank NA (436,541) 02/26/26 (0.10)% 1D OBFR01 Monthly (4,522)
Ibiden Co. Ltd. .............. Citibank NA (660,336) 02/26/26 (0.10)% 1D OBFR01 Monthly (68,396)
IHI Corp. ................. Citibank NA (1,499,869) 02/26/26 (0.10)% 1D OBFR01 Monthly (46,873)
Impala Platinum Holdings Ltd. ... JPMorgan Chase Bank NA (1,158,962) 02/11/26 (0.40)% 1D OBFR01 Monthly (68,468)
Innolux Corp. .............. Citibank NA (834,587) 02/25/26 (0.35)% 1D OBFR01 Monthly (40,605)
InPost SA ................. JPMorgan Chase Bank NA (93,381) 02/11/26 (0.26)% 1D OBFR01 Monthly (561)
Intel Corp. ................ Citibank NA (1,249,002) 02/24/28 (0.15)% 1D OBFR01 Monthly (71,321)
Harmonic Drive Systems, Inc. ... Citibank NA (674,133) 02/26/26 (0.13)% 1D OBFR01 Monthly (63,931)
International Paper Co. ........ Citibank NA (4,759,844) 02/24/28 (0.15)% 1D OBFR01 Monthly (74,698)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (3,850,872) 02/24/28 (0.70)% 1D OBFR01 Monthly (33,716)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (5,593,424) 02/09/26 (0.48)% 1D OBFR01 Monthly (123,614)
Japan Steel Works Ltd. (The) .... Citibank NA (505,161) 02/26/26 (0.15)% 1D OBFR01 Monthly (26,897)
JD Health International, Inc. ..... Citibank NA (1,352,582) 02/25/26 (0.30)% 1D OBFR01 Monthly (120,487)
JD Sports Fashion plc ......... Citibank NA (757,703) 02/26/26 (0.25)% 1D OBFR01 Monthly (196,109)
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (97,563) 02/11/26 (0.25)% 1D OBFR01 Monthly (8,774)
Kadokawa Corp. ............ Citibank NA (869,622) 02/26/26 (0.12)% 1D OBFR01 Monthly (48,622)
Kawasaki Heavy Industries Ltd. .. Citibank NA (1,257,092) 02/26/26 (0.10)% 1D OBFR01 Monthly (103,665)
International Paper Co. ........ JPMorgan Chase Bank NA (1,115,966) 02/11/26 (0.50)% 1D OBFR01 Monthly 14,380
Grifols SA ................. Citibank NA (1,206,655) 02/26/26 (0.26)% 1D OBFR01 Monthly (53,882)
Georg Fischer AG (Registered) .. JPMorgan Chase Bank NA (246,339) 02/11/26 (0.26)% 1D OBFR01 Monthly (7,052)
Georg Fischer AG (Registered) .. Citibank NA (460,758) 02/26/26 (0.26)% 1D OBFR01 Monthly (32,602)
Diamondback Energy, Inc. ...... Citibank NA (409,335) 02/24/28 (0.15)% 1D OBFR01 Monthly 10,875
DiaSorin SpA .............. Citibank NA (677,850) 02/26/26 (0.26)% 1D OBFR01 Monthly 8,484
Disco Corp. ................ Citibank NA (288,612) 02/26/26 (0.10)% 1D OBFR01 Monthly (37,256)
DMG Mori Co. Ltd. ........... Citibank NA (1,136,225) 02/26/26 (0.19)% 1D OBFR01 Monthly (107,618)
Dollar Tree, Inc. ............. Citibank NA (2,442,996) 02/24/28 (0.15)% 1D OBFR01 Monthly 35,730

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
54
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Ecolab, Inc. ............... Citibank NA USD (1,571,815) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (19,767)
Elevance Health, Inc. ......... Citibank NA (1,292,670) 02/24/28 (0.15)% 1D OBFR01 Monthly (57,410)
Enphase Energy, Inc. ......... Citibank NA (620,179) 02/24/28 (0.15)% 1D OBFR01 Monthly (91,340)
Enphase Energy, Inc. ......... JPMorgan Chase Bank NA (16,569) 02/09/26 (0.15)% 1D OBFR01 Monthly 1,383
Entain plc ................. Citibank NA (289,891) 02/26/26 (0.25)% 1D OBFR01 Monthly (24,085)
Etoro Group Ltd. ............ Barclays Bank plc (942,758) 07/28/25 (3.50)% 1D OBFR01 Monthly (96,446)
Expand Energy Corp. ......... Citibank NA (5,215,589) 02/24/28 (0.15)% 1D OBFR01 Monthly 191,730
Fastenal Co. ............... Citibank NA (1,655,800) 02/24/28 (0.15)% 1D OBFR01 Monthly (28,064)
FedEx Corp. ............... Citibank NA (260,566) 02/24/28 0.00% 1D OBFR01 Monthly 296
Food & Life Cos. Ltd. ......... Citibank NA (1,529,278) 02/26/26 (0.15)% 1D OBFR01 Monthly (80,288)
Formosa Chemicals & Fibre Corp. Citibank NA (274,669) 02/25/26 (0.65)% 1D OBFR01 Monthly (12,475)
Formosa Chemicals & Fibre Corp. JPMorgan Chase Bank NA (7,414) 02/10/26 (0.44)% 1D OBFR01 Monthly 353
Formosa Plastics Corp. ........ Citibank NA (570,688) 02/25/26 (2.30)% 1D OBFR01 Monthly (11,634)
Fujitsu Ltd. ................ Citibank NA (1,349,100) 02/26/26 (0.14)% 1D OBFR01 Monthly (89,481)
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (64,298) 02/10/26 (0.75)% 1D OBFR01 Monthly 1,673
Zealand Pharma A/S ......... Citibank NA (546,977) 02/26/26 (0.26)% 1D OBFR01 Monthly 8,588
Total short positions of equity swaps (5,024,936)
Total long and short position of equity swaps (5,347,540)
Net dividends and financing fees (204,632)
Total equity swap contracts including dividends and financing fees $ (5,552,172)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.06%
1-day EFFR ......................................... Effective Federal Funds Rate 4.33
1-day ESTR ......................................... Euro Short-Term Rate 1.92
1-day IBR ........................................... Colombian Reference Banking Indicator 8.73
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5.52
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8.14
1-day SOFR ......................................... Secured Overnight Financing Rate 4.32
1-day SONIA ......................................... Sterling Overnight Index Average 4.22
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1.74
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.48
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2.56
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7.29
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.13
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.50
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.05
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.48
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4.94
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 3,551,829 $ (269,360) $ 71,171,331 $ (5,382,112) $ —
OTC Swaps ..................................................... 507,679 (325,443) 1,714,032 (10,754,841) —
Options Written ................................................... N/A N/A 4,148,986 (3,495,967) (13,299,379)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
55
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 4,805,437 $ — $ 6,625,521 $ — $ 11,430,958
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 12,508,305 — — 12,508,305
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ 338,650 15,093 14,007,880 405,306 3,425,320 —
(d)
18,192,249
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,442,826 — — 69,599,141 129,364 71,171,331
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 691,278 1,436,235 — 94,198 — 2,221,711
$ 338,650 $ 2,149,197 $ 20,249,552 $ 12,913,611 $ 79,744,180 $ 129,364 $ 115,524,554
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 6,231,740 $ — $ 18,109,867 $ — $ 24,341,607
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 8,394,290 — — 8,394,290
Options written
(b)
Options written at value ..................... 175,500 1,900 8,196,817 561,111 4,364,051 — 13,299,379
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 180,329 — — 5,201,783 — 5,382,112
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 716,603 7,184,603 — 3,179,078 — 11,080,284
$ 175,500 $ 898,832 $ 21,613,160 $ 8,955,401 $ 30,854,779 $ — $ 62,497,672
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended June 30, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 19,534,529 $ — $ (10,401,655) $ — $ 9,132,874
Forward foreign currency exchange contracts .... — — — 17,650,842 — — 17,650,842
Options purchased
(a)
..................... 52,626 48,687 (14,629,056) (1,631,384) (2,150,132) — (18,309,259)
Options written ........................ (29,874) (15,119) 9,975,114 1,941,325 4,865,497 — 16,736,943
Swaps .............................. — 635,872 (13,849,442) — 809,255 53,303 (12,351,012)
$ 22,752 $ 669,440 $ 1,031,145 $ 17,960,783 $ (6,877,035) $ 53,303 $ 12,860,388

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
56
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (7,496,231) $ — $ (9,773,659) $ — $ (17,269,890)
Forward foreign currency exchange contracts .... — — — 18,888,848 — — 18,888,848
Options purchased
(b)
..................... 78,479 (12,490) 10,759,150 (252,122) 1,087,587 (9,429) 11,651,175
Options written ........................ (37,221) (1,695) 18,741 (206,987) 1,929,224 — 1,702,062
Swaps .............................. — 582,241 (7,683,787) — 37,382,154 (6,873) 30,273,735
$ 41,258 $ 568,056 $ (4,402,127) $ 18,429,739 $ 30,625,306 $ (16,302) $ 45,245,930
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 907,020,106
Average notional value of contracts — short ................................................................................. 1,299,678,196
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 440,092,951
Average amounts sold — in USD ........................................................................................ 999,283,221
Options
Average value of option contracts purchased ................................................................................ 14,130,262
Average value of option contracts written ................................................................................... 10,132,352
Average notional value of swaption contracts purchased ......................................................................... 462,589,551
Average notional value of swaption contracts written ........................................................................... 1,579,326,673
Credit default swaps
Average notional value — buy protection ................................................................................... 26,340,879
Average notional value — sell protection ................................................................................... 53,109,803
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 429,241,622
Average notional value — receives fixed rate ................................................................................ 3,327,008,545
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 3,897,206
Equity swaps:
Average notional value — long .......................................................................................... 6,638,156
Average notional value — short ......................................................................................... 169,131,698
Total return swaps
Average notional value ............................................................................................... 5,210,803
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 153,369 $ 579,466
Forward foreign currency exchange contracts ................................................................. 12,508,305 8,394,290
Options
(a)(b)
........................................................................................ 18,192,249 13,299,379
Swaps — centrally cleared .............................................................................. 1,695,531 —
Swaps — OTC
(c)
..................................................................................... 2,221,711 10,875,652
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 34,771,165 $ 33,148,787
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(16,212,525) (8,951,783)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 18,558,640 $ 24,197,004
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
57
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 513,455 $ (513,455) $ — $ — $ —
Barclays Bank plc ................................ 536,273 (536,273) — — —
BNP Paribas SA ................................. 1,899,232 (1,899,232) — — —
Canadian Imperial Bank of Commerce .................. 147,240 (113,376) — — 33,864
Citibank NA .................................... 959,294 (959,294) — — —
Commonwealth Bank of Australia ..................... 237,283 — — — 237,283
Credit Agricole Corporate & Investment Bank SA ........... 49,316 (49,316) — — —
Deutsche Bank AG ............................... 92,589 (92,589) — — —
Goldman Sachs International ........................ 909,365 (909,365) — — —
HSBC Bank plc .................................. 92,839 (92,839) — — —
JPMorgan Chase Bank NA .......................... 1,451,307 (1,451,307) — — —
Morgan Stanley & Co. International plc .................. 3,538,348 (2,817,931) — (720,417) —
Natwest Markets plc .............................. 3,698,238 (328,850) — — 3,369,388
Royal Bank of Canada ............................. 2,676,274 (6,330) — — 2,669,944
Societe Generale SA .............................. 237,912 (13,766) — — 224,146
Standard Chartered Bank ........................... 32 — — — 32
State Street Bank and Trust Co. ...................... 1,090,584 (245,656) — — 844,928
Toronto Dominion Bank ............................ 189,489 (189,489) — — —
UBS AG ...................................... 239,570 (239,570) — — —
$ 18,558,640 $ (10,458,638) $ — $ (720,417) $ 7,379,585
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 2,432,796 $ (513,455) $ (1,878,822) $ — $ 40,519
Bank of New York Mellon ........................... 1,951 — — — 1,951
Barclays Bank plc ................................ 645,157 (536,273) — — 108,884
BNP Paribas SA ................................. 2,120,322 (1,899,232) (221,090) — —
Canadian Imperial Bank of Commerce .................. 113,376 (113,376) — — —
Citibank NA .................................... 7,053,293 (959,294) (5,366,906) — 727,093
Credit Agricole Corporate & Investment Bank SA ........... 169,201 (49,316) — — 119,885
Deutsche Bank AG ............................... 2,624,928 (92,589) (474,984) — 2,057,355
Goldman Sachs International ........................ 1,639,290 (909,365) (668,732) — 61,193
HSBC Bank plc .................................. 612,643 (92,839) — — 519,804
JPMorgan Chase Bank NA .......................... 2,695,521 (1,451,307) (805,778) — 438,436
Morgan Stanley & Co. International plc .................. 2,817,931 (2,817,931) — — —
Natwest Markets plc .............................. 328,850 (328,850) — — —
Nomura International plc ........................... 15,561 — — — 15,561
Royal Bank of Canada ............................. 6,330 (6,330) — — —
Societe Generale SA .............................. 13,766 (13,766) — — —
State Street Bank and Trust Co. ...................... 245,656 (245,656) — — —
Toronto Dominion Bank ............................ 408,405 (189,489) — — 218,916
UBS AG ...................................... 252,027 (239,570) — — 12,457
$ 24,197,004 $ (10,458,638) $ (9,416,312) $ — $ 4,322,054
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Consolidated
Statement of Assets and Liabilities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
58
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 17,271,229 $ — $ 17,271,229
Ireland .............................................. — 23,551,176 — 23,551,176
Jersey, Channel Islands ................................... — 251,200 — 251,200
United Kingdom ........................................ — 1,087,059 — 1,087,059
United States .......................................... — 47,470,069 5,715,317 53,185,386
Common Stocks
Australia ............................................. 574,116 10,305,999 50 10,880,165
Austria .............................................. — 115,870 — 115,870
Belgium ............................................. — 654,507 — 654,507
Brazil ............................................... 10,944,304 — — 10,944,304
Cambodia ............................................ — 113,526 — 113,526
Canada ............................................. 49,234,239 — — 49,234,239
Cayman Islands ........................................ — — 318,598 318,598
Chile ............................................... — — 38,052 38,052
China ............................................... 11,303,893 58,074,364 — 69,378,257
Colombia ............................................ 188,270 — — 188,270
Czech Republic ........................................ — 356,386 — 356,386
Denmark ............................................. — 23,461,771 — 23,461,771
Finland .............................................. — 2,675,034 — 2,675,034
France .............................................. — 79,818,713 — 79,818,713
Georgia ............................................. — 308,670 — 308,670
Germany ............................................ — 26,682,246 — 26,682,246
Greece .............................................. 340,694 489,308 — 830,002
Hong Kong ........................................... — 5,454,113 — 5,454,113
Hungary ............................................. — 602,993 — 602,993
India ............................................... — 3,600,090 — 3,600,090
Indonesia ............................................ — 1,313,088 — 1,313,088
Ireland .............................................. 3,055,254 1,458,529 — 4,513,783
Israel ............................................... 1,039,203 — 5,945 1,045,148
Italy ................................................ — 52,904,206 — 52,904,206
Japan ............................................... — 72,908,382 — 72,908,382
Kazakhstan ........................................... 353,567 180,186 — 533,753
Macau .............................................. — 887,414 — 887,414
Malaysia ............................................. — 330,267 — 330,267
Mexico .............................................. 3,093,156 1,352,384 — 4,445,540
Netherlands ........................................... 895,732 60,256,981 — 61,152,713
New Zealand .......................................... — 99,870 — 99,870
Norway .............................................. 1,823,261 1,635,544 — 3,458,805
Peru ................................................ 1,634,825 — — 1,634,825
Philippines ........................................... — 587,067 — 587,067
Poland .............................................. — 2,270,811 — 2,270,811
Portugal ............................................. — 270,268 — 270,268
Republic of Turkiye ...................................... 386,012 556,849 — 942,861
Romania ............................................. — 194,962 — 194,962
Saudi Arabia .......................................... 509,345 1,051,356 — 1,560,701
Singapore ............................................ 1,151,728 2,142,368 — 3,294,096
South Africa ........................................... 245,855 4,307,662 — 4,553,517
South Korea .......................................... — 14,055,029 — 14,055,029
Spain ............................................... — 25,360,596 — 25,360,596
Sweden ............................................. — 8,089,542 — 8,089,542
Switzerland ........................................... 1,116,427 22,768,903 — 23,885,330
Taiwan .............................................. 1,378,871 42,745,236 — 44,124,107
Thailand ............................................. — 515,332 — 515,332
United Arab Emirates .................................... — — 4 4

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
59
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 8,741,586 $ 125,807,442 $ — $ 134,549,028
United States .......................................... 1,783,616,728 30,974,339 33,108,853 1,847,699,920
Corporate Bonds
Argentina ............................................ — 419,186 — 419,186
Australia ............................................. — 2,054,221 6,792,575 8,846,796
Austria .............................................. — 1,216,445 — 1,216,445
Belgium ............................................. — 1,921,493 — 1,921,493
Brazil ............................................... — 1,021,679 — 1,021,679
Cameroon ............................................ — 372,075 — 372,075
Canada ............................................. — 17,888,796 — 17,888,796
Chile ............................................... — 1,176,151 — 1,176,151
China ............................................... — 1,422,928 — 1,422,928
Colombia ............................................ — 562,132 — 562,132
Costa Rica ........................................... — 219,411 — 219,411
Czech Republic ........................................ — 2,090,153 — 2,090,153
Denmark ............................................. — 410,810 — 410,810
Finland .............................................. — 1,126,746 — 1,126,746
France .............................................. — 20,700,536 2,017,242 22,717,778
Germany ............................................ — 28,308,844 3,129,454 31,438,298
Greece .............................................. — 1,300,442 — 1,300,442
Hong Kong ........................................... — 3,193,169 — 3,193,169
India ............................................... — 1,756,420 1 1,756,421
Indonesia ............................................ — 814,973 — 814,973
Ireland .............................................. — 6,302,688 — 6,302,688
Israel ............................................... — 3,559,598 — 3,559,598
Italy ................................................ — 22,039,237 2,083,970 24,123,207
Japan ............................................... — 4,356,166 — 4,356,166
Jersey, Channel Islands ................................... — 6,567,015 — 6,567,015
Kuwait .............................................. — 264,552 — 264,552
Luxembourg .......................................... — 20,906,910 — 20,906,910
Macau .............................................. — 806,872 — 806,872
Malaysia ............................................. — 797,935 — 797,935
Mauritius ............................................. — — 5,925,180 5,925,180
Mexico .............................................. — 654,191 — 654,191
Netherlands ........................................... — 11,435,236 — 11,435,236
Peru ................................................ — 255,386 — 255,386
Poland .............................................. — 205,100 — 205,100
Portugal ............................................. — 716,653 — 716,653
Republic of Turkiye ...................................... — 203,625 — 203,625
Saudi Arabia .......................................... — 292,464 — 292,464
Singapore ............................................ — — 1,967,429 1,967,429
Slovenia ............................................. — 1,509,653 — 1,509,653
South Africa ........................................... — 973,670 — 973,670
South Korea .......................................... — 956,491 — 956,491
Spain ............................................... — 9,705,800 — 9,705,800
Sweden ............................................. — 9,038,012 — 9,038,012
Switzerland ........................................... — 3,168,815 — 3,168,815
Thailand ............................................. — 681,265 — 681,265
Ukraine ............................................. — 874,873 — 874,873
United Arab Emirates .................................... — 905,818 — 905,818
United Kingdom ........................................ — 56,653,360 2,019,347 58,672,707
United States .......................................... — 161,486,374 36,913,619 198,399,993
Uzbekistan ........................................... — 204,502 — 204,502
Zambia .............................................. — 1,717,169 — 1,717,169
Fixed Rate Loan Interests
France .............................................. — 1,580,126 — 1,580,126
United States .......................................... — 419,761 4,222,214 4,641,975
Floating Rate Loan Interests
Belgium ............................................. — 1,832,821 — 1,832,821
Canada ............................................. — 3,390,462 — 3,390,462
Finland .............................................. — 2,942,853 — 2,942,853
France .............................................. — 18,354,934 — 18,354,934
Germany ............................................ — 21,634,926 — 21,634,926
Ireland .............................................. — 4,605,502 — 4,605,502
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
60
Level 1 Level 2 Level 3 Total
Jersey, Channel Islands ................................... $ — $ — $ 3,727,570 $ 3,727,570
Luxembourg .......................................... — 10,971,451 9,552,755 20,524,206
Netherlands ........................................... — 26,452,584 5,920,010 32,372,594
New Zealand .......................................... — 2,175,650 — 2,175,650
Norway .............................................. — 1,197,718 — 1,197,718
Spain ............................................... — 5,534,171 — 5,534,171
Sweden ............................................. — 3,149,261 — 3,149,261
United Kingdom ........................................ — 35,714,303 9,250,123 44,964,426
United States .......................................... — 56,458,164 13,015,499 69,473,663
Foreign Agency Obligations ................................. — 3,683,081 — 3,683,081
Foreign Government Obligations .............................. — 160,000,250 — 160,000,250
Investment Companies .................................... 86,904,200 — — 86,904,200
Municipal Bonds ......................................... — 3,081,675 — 3,081,675
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 775,215 — 775,215
Cayman Islands ........................................ — 905,440 — 905,440
United States .......................................... — 88,911,704 10,714,401 99,626,105
Preferred Securities
Brazil ............................................... 1,879,180 — 4,390,874 6,270,054
China ............................................... — — 19,059,766 19,059,766
Germany ............................................ — 853,575 — 853,575
India ............................................... — — — —
Sweden ............................................. — — — —
United Kingdom ........................................ — — 2,390,035 2,390,035
United States .......................................... 4,855,593 1,594,082 82,947,303 89,396,978
U.S. Government Sponsored Agency Securities .................... — 29,790,159 — 29,790,159
U.S. Treasury Obligations ................................... — 38,730,205 — 38,730,205
Warrants .............................................. 32,340 13,158 2,278,389 2,323,887
Short-Term Securities
Foreign Government Obligations .............................. — 1,813,399 — 1,813,399
Money Market Funds ...................................... 299,277,176 — — 299,277,176
Options Purchased
Commodity contracts ...................................... — 338,650 — 338,650
Credit contracts .......................................... — 15,093 — 15,093
Equity contracts .......................................... 14,007,880 — — 14,007,880
Foreign currency exchange contracts ........................... — 405,306 — 405,306
Interest rate contracts ...................................... 17,095 3,408,225 — 3,425,320
$ 2,288,600,530 $ 1,723,318,880 $ 267,504,575 $ 4,279,423,985
Investments valued at NAV
(a)
...................................... 7,669,412
$ 4,287,093,397
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,626,425 $ — $ 1,626,425
Equity contracts ........................................... 265,652 5,976,020 — 6,241,672
Foreign currency exchange contracts ............................ — 12,508,305 — 12,508,305
Interest rate contracts ....................................... 6,625,521 69,693,339 — 76,318,860
Other contracts ........................................... — 129,364 — 129,364
Liabilities
Commodity contracts ....................................... — (175,500) — (175,500)
Credit contracts ........................................... — (573,389) — (573,389)
Equity contracts ........................................... (14,428,557) (7,184,603) — (21,613,160)
Foreign currency exchange contracts ............................ — (8,955,401) — (8,955,401)
Interest rate contracts ....................................... (18,109,867) (12,744,912) — (30,854,779)
$ (25,647,251) $ 60,299,648 $ — $ 34,652,397
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments
61
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................... $ 5,588,774 $ 32,725,808 $ 71,271,123 $ 5,395,487 $ 51,780,374
Transfers into Level 3 ......................................................... — — 1 — 454,566
Transfers out of Level 3 ........................................................ — — — — (9,114,653)
Other
(a)
................................................................... — (128,066) — — —
Accrued discounts/premiums ..................................................... — — 308,259 (14) 45,771
Net realized gain (loss) ........................................................ — (656,885) (55,221) (8 8 ) 58,860
Net change in unrealized appreciation (depreciation)
(b)(c)
................................... 126,543 (5,146,390) (667,470) 63,239 3,328,609
Purchases ................................................................. — 18,342,336 20,436,911 — 2,193,266
Sales .................................................................... — (11,665,301) (30,444,786) (1,236,41 0 ) (7,280,836)
Closing balance, as of June 30, 2025 ...............................................
$ 5,715,317 $ 33,471,502 $ 60,848,817 $ 4,222,214 $ 41,465,957
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025
(c)
.........
$ 126,543 $ (6,788,939) $ 137,220 $ 42,118 $ 2,958,767
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................................ $ 10,505,412 $ 102,500,034 $ 1,275,745 $ 281,042,757
Transfers into Level 3 ...................................................................... — — 769,104 1,223,671
Transfers out of Level 3 ..................................................................... — — — (9,114,653)
Other
(a)
................................................................................ — 128,066 — —
Accrued discounts/premiums .................................................................. 30,280 — — 384,296
Net realized gain (loss) ..................................................................... (29) (13,402,156) 1,731 (14,053,788)
Net change in unrealized appreciation
(b)(c)
......................................................... 122,846 27,151,974 233,540 25,212,891
Purchases .............................................................................. 370,962 2,725,616 — 44,069,091
Sales ................................................................................. (315,070) (10,315,556) (1,731) (61,259,690)
Closing balance, as of June 30, 2025 ............................................................
$ 10,714,401 $ 108,787,978 $ 2,278,389 $ 267,504,575
Net change in unrealized appreciation on investments still held at June 30, 2025
(c)
...............................
$ 122,846 $ 14,044,899 $ 233,540 $ 10,876,994
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Global Allocation V.I. Fund
62
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $97,271 as of June 30, 2025.
See notes to consolidated financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $17,500,966.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset Backed Securities ........................ $ 5,715,317 Income Discount Rate 7% —
Common Stocks ............................. 25,351,052 Market Revenue Multiple 1.15x – 8.50x 3.60x
Volatility 56% – 80% 74%
Time to Exit 0.3 – 5.7 years 5.2 years
EBITDA Multiple 24.87x —
Gross Profit Multiple 8.25x —
Discount for Lack of
Marketability 10% —
Income Discount Rate 15% —
Corporate Bonds ............................. 60,848,814 Income Discount Rate 6% – 30% 12%
Estimated
Recovery Value 33% —
Market Revenue Multiple 3.70x —
Volatility 60% 60%
Time to Exit 1.0 year —
Fixed Rate Loan Interests ....................... 4,222,215 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 40,382,038 Income Discount Rate 6% – 14% 9%
Non-Agency Mortgage-Backed Securities .............. 2,770,695 Income Discount Rate 8% —
Preferred Stocks
(b)
............................ 108,435,198 Market Revenue Multiple 1.05x – 27.78x 13.06x
EBITDAR Multiple 11.25x —
Volatility 49% – 90% 65%
Time to Exit 1.0 – 5.0 years 2.8 years
Market Adjustment
Multiple 0.60x – 1.10x 0.99x
Gross Profit Multiple 12.50x —
Direct Profit Multiple 4.50x —
Income Discount Rate 4% – 15% 9%
Warrants .................................. 2,278,280 Market Revenue Multiple 3.75x – 7.50x 6.58x
Volatility 40% – 75% 63%
Time to Exit 0.3 – 5.7 years 2.7 years
Discount for Lack of
Marketability 10% —
Income Discount Rate 15% —
$ 250,003,609

Consolidated Statement of Assets and Liabilities
(unaudited)

June 30, 2025
63
Consolidated Statement of Assets and Liabilities
BlackRock
Global
Allocation V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 3,972,708,718
Investments, at value — affiliated
(c)
.......................................................................................... 314,384,679
Cash ............................................................................................................. 2,023,362
Cash held for investments sold short ......................................................................................... 2,629,095
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 410,000
Futures contracts .................................................................................................... 35,887,000
Centrally cleared swaps ................................................................................................ 52,843,000
Foreign currency, at value
(d)
............................................................................................... 10,858,796
Receivables: –
Investments sold .................................................................................................... 21,097,270
Options written ...................................................................................................... 1,677,202
Securities lending income — affiliated ...................................................................................... 24,241
Capital shares sold ................................................................................................... 168,594
Tax reclaims ....................................................................................................... 23,321
Dividends — unaffiliated ............................................................................................... 3,579,194
Dividends — affiliated ................................................................................................. 659,384
Interest — unaffiliated ................................................................................................. 13,208,830
Variation margin on futures contracts ....................................................................................... 153,369
Variation margin on centrally cleared swaps .................................................................................. 1,695,531
Swap premiums paid ................................................................................................... 507,679
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 12,508,305
OTC swaps ........................................................................................................ 1,714,032
Prepaid e xpenses ..................................................................................................... 42,712
Other assets ......................................................................................................... 55,990
Total a ssets .........................................................................................................
4,448,860,304
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,540,000
Collateral — TBA commitments ........................................................................................... 380,023
Collateral on securities loaned ............................................................................................. 82,676,417
Options written, at value
(e)
................................................................................................ 13,299,379
Payables: –
Investments purchased ................................................................................................ 62,156,888
Swaps   .......................................................................................................... 2,464,637
Capital shares redeemed ............................................................................................... 3,720,913
Deferred foreign capital gain tax .......................................................................................... 6,576
Distribution fees ..................................................................................................... 755,291
Interest expense .................................................................................................... 114,548
Investment advisory fees .............................................................................................. 2,217,187
Directors' and Officer's fees ............................................................................................. 2,107
Professional fees .................................................................................................... 185,973
Variation margin on futures contracts ....................................................................................... 579,466
Other accrued expenses ............................................................................................... 3,101,114
Swap premiums received ................................................................................................ 325,443
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 8,394,290
OTC swaps ........................................................................................................ 10,754,841
Total li abilities ........................................................................................................
192,675,093
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 4,256,185,211

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
64
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 3,689,425,871
Accumulated earnings .................................................................................................. 566,759,340
NET ASSETS ........................................................................................................
$ 4,256,185,211
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 3,612,055,269
(b)
  Securities loaned, at value ...................................................................................... $ 80,885,034
(c)
  Investments, at cost — affiliated ................................................................................... $ 348,957,140
(d)
  Foreign currency, at cost ....................................................................................... $ 10,826,608
(e)
  Premiums received ........................................................................................... $ 13,952,398

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
65
Consolidated Statement of Assets and Liabilities
See notes to consolidated financial statements.
BlackRock
Global Allocation
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 740,604,236
Shares outstanding ...................................................................................................
40,484,644
Net asset value .....................................................................................................
$ 18.29
Shares authorized ...................................................................................................
400 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 218,783,760
Shares outstanding ...................................................................................................
12,058,872
Net asset value .....................................................................................................
$ 18.14
Shares authorized ...................................................................................................
200 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 3,296,797,215
Shares outstanding ...................................................................................................
230,643,611
Net asset value .....................................................................................................
$ 14.29
Shares authorized ...................................................................................................
1.5 billion
Par value ......................................................................................................... $ 0.10

Consolidated Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
66
See notes to consolidated financial statements.
BlackRock
Global
Allocation V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 24,398,003
Dividends — affiliated ................................................................................................. 3,831,590
Interest — unaffiliated ................................................................................................. 36,270,893
Interest — affiliated .................................................................................................. 80
Securities lending income — affiliated — net ................................................................................. 195,153
Foreign taxes withheld ................................................................................................ (1,241,253)
Foreign withholding tax claims ........................................................................................... 123,187
Total investment income .................................................................................................
63,577,653
EXPENSES
Investment advisory .................................................................................................. 13,217,823
Distribution — class specific ............................................................................................ 4,093,284
Transfer agent — class specific .......................................................................................... 3,788,935
Accounting services .................................................................................................. 208,653
Custodian ......................................................................................................... 107,359
Professional ....................................................................................................... 65,785
Directors and Officer ................................................................................................. 18,733
Printing and postage ................................................................................................. 608
Miscellaneous ...................................................................................................... 109,545
Total expenses excluding interest expense .....................................................................................
21,610,725
Interest expense .................................................................................................... 39,130
Total expenses .......................................................................................................
21,649,855
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (126,314)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (2,365,441)
Total expenses after fees waived and/or reimbursed ..............................................................................
19,158,100
Net investment income ..................................................................................................
44,419,553
REALIZED AND UNREALIZED GAIN (LOSS) $ 381,858,912
Net realized gain (loss) from: $ –
Investments — unaffiliated
(a)
.......................................................................................... 155,099,846
Investments — affiliated ............................................................................................. (163,624)
Forward foreign currency exchange contracts ............................................................................... 17,650,842
Foreign currency transactions ......................................................................................... 539,440
Futures contracts .................................................................................................. 9,132,874
Options written ................................................................................................... 16,736,943
Swaps ......................................................................................................... (12,351,012)
A
186,645,309
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
.......................................................................................... 162,681,374
Investments — affiliated ............................................................................................. 931,941
Forward foreign currency exchange contracts ............................................................................... 18,888,848
Foreign currency translations .......................................................................................... (1,994,468)
Futures contracts .................................................................................................. (17,269,890)
Options written ................................................................................................... 1,702,062
Swaps ......................................................................................................... 30,273,735
A
195,213,602
Net realized and unrealized gain ...........................................................................................
381,858,911
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 426,278,464
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ............................................................... $ (50,544)
(b)
Net of reduction in deferred foreign capital gain tax of ............................................................................ $ 33,607

Consolidated Statements of Changes in Net Assets
67
Consolidated Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 44,419,553  $ 104,740,718
Net realized gain .................................................................................. 186,645,309  303,366,604
Net change in unrealized appreciation (depreciation) .......................................................... 195,213,602  (18,624,404)
Net increase in net assets resulting from operations ............................................................. 426,278,464  389,482,918
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (56,833,571)
Class II ....................................................................................... —  (15,016,735)
Class III ....................................................................................... —  (301,164,771)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (373,015,077)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (308,662,250) (374,887,257)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 117,616,214  (358,419,416)
Beginning of period .................................................................................. 4,138,568,997  4,496,988,413
End of period ......................................................................................
$ 4,256,185,211  $ 4,138,568,997
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
68
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 16.48  $ 16.31  $ 14.77  $ 17.79  $ 19.49  $ 17.11
Net investment income
(a)
...................
0 .20  0 .44  0 .42  0 .25  0 .25  0 .17
Net realized and unrealized gain (loss) ..........
1 .61  1 .08  1 .48  ( 3 .08 ) 1 .05  3 .41
Net increase (decrease) from investment operations .. 1.81  1.52  1.90  (2.83) 1.30  3.58
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .15 ) ( 0 .36 ) —  ( 0 .17 ) ( 0 .24 )
From net realized gain ..................... —  ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 )
Total distributions .......................... —  (1.35) (0.36) (0.19) (3.00) (1.20)
Net asset value, end of period ................ $ 18.29  $ 16.48  $ 16.31  $ 14.77  $ 17.79  $ 19.49
Total Return
(c)
Based on net asset value .................... 10.98%
(d)
9.23% 12.83%
(e)
(15.86)% 6.67% 21.08%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.79%
(g)
0.84% 0.78% 0.79% 0.82% 0.84%
Total expenses after fees waived and/or reimbursed ..
0.74%
(g)
0.75% 0.75% 0.73% 0.73% 0.73%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.74%
(g)
0.75% 0.73% 0.72% 0.73% 0.73%
Net investment income .....................
2.38%
(g)
2.57% 2.73% 1.59% 1.23% 0.95%
Supplemental Data
Net assets, end of period (000) ................ $ 740,604  $ 727,553  $ 892,706  $ 859,808  $ 1,606,132  $ 1,368,516
Portfolio turnover rate
(h)
...................... 63%
(i)
154%
(i)
215%
(i)
110%
(j)
133% 161%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
60% 136% 154% 102% 123% 161%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
69
Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class II
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 16.36  $ 16.20  $ 14.67  $ 17.71  $ 19.41  $ 17.05
Net investment income
(a)
...................
0 .19  0 .41  0 .40  0 .22  0 .22  0 .14
Net realized and unrealized gain (loss) ..........
1 .59  1 .07  1 .46  ( 3 .07 ) 1 .05  3 .39
Net increase (decrease) from investment operations .. 1.78  1.48  1.86  (2.85) 1.27  3.53
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .12 ) ( 0 .33 ) —  ( 0 .14 ) ( 0 .21 )
From net realized gain ..................... —  ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 )
Total distributions .......................... —  (1.32) (0.33) (0.19) (2.97) (1.17)
Net asset value, end of period ................ $ 18.14  $ 16.36  $ 16.20  $ 14.67  $ 17.71  $ 19.41
Total Return
(c)
Based on net asset value .................... 10.88%
(d)
9.09% 12.67%
(e)
(16.04)% 6.55% 20.88%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.02%
(g)
1.05% 1.04% 1.04% 1.02% 1.02%
Total expenses after fees waived and/or reimbursed ..
0.89%
(g)
0.90% 0.91% 0.90% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.89%
(g)
0.90% 0.89% 0.89% 0.88% 0.88%
Net investment income .....................
2.24%
(g)
2.41% 2.57% 1.44% 1.07% 0.80%
Supplemental Data
Net assets, end of period (000) ................ $ 218,784  $ 199,675  $ 196,730  $ 196,732  $ 255,542  $ 243,361
Portfolio turnover rate
(h)
...................... 63%
(i)
154%
(i)
215%
(i)
110%
(j)
133% 161%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
60% 136% 154% 102% 123% 161%

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
70
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to consolidated financial statements.
BlackRock Global Allocation V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 12.90  $ 13.03  $ 11.87  $ 14.38  $ 16.29  $ 14.47
Net investment income
(a)
...................
0 .14  0 .32  0 .31  0 .17  0 .17  0 .10
Net realized and unrealized gain (loss) ..........
1 .25  0 .86  1 .17  ( 2 .49 ) 0 .87  2 .88
Net increase (decrease) from investment operations .. 1.39  1.18  1.48  (2.32) 1.04  2.98
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .11 ) ( 0 .32 ) —  ( 0 .12 ) ( 0 .20 )
From net realized gain ..................... —  ( 1 .20 ) —  ( 0 .19 ) ( 2 .83 ) ( 0 .96 )
Total distributions .......................... —  (1.31) (0.32) (0.19) (2.95) (1.16)
Net asset value, end of period ................ $ 14.29  $ 12.90  $ 13.03  $ 11.87  $ 14.38  $ 16.29
Total Return
(c)
Based on net asset value .................... 10.78%
(d)
9.01% 12.49%
(e)
(16.07)% 6.42% 20.79%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.13%
(g)
1.14% 1.13% 1.13% 1.12% 1.11%
Total expenses after fees waived and/or reimbursed ..
0.99%
(g)
1.00% 1.01% 1.00% 0.98% 0.98%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker
fees and expenses on short sales and professional
fees for foreign withholding taxes .............
0.99%
(g)
1.00% 0.99% 0.99% 0.98% 0.98%
Net investment income .....................
2.14%
(g)
2.31% 2.47% 1.33% 0.99% 0.70%
Supplemental Data
Net assets, end of period (000) ................ $ 3,296,797  $ 3,211,341  $ 3,407,552  $ 3,437,102  $ 5,676,492  $ 6,966,480
Portfolio turnover rate
(h)
...................... 63%
(i)
154%
(i)
215%
(i)
110%
(j)
133% 161%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (excluding MDRs) ...............................
60% 136% 154% 102% 123% 161%

Notes to Consolidated Financial Statements
(unaudited)
71
Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The consolidated financial statements presented are for BlackRock
Global Allocation V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman
Subsidiary. The net assets of the Cayman Subsidiary as of period end were $74,804,469, which is 1.8% of the Fund's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman
Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the  Consolidated Statement of Assets and
Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including

Notes to Consolidated Financial Statements
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BlackRock Semi-Annual Financial Statements and Additional Information
72
any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of
Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's consolidated financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the Consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”)
has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee
(the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and

Notes to Consolidated Financial Statements
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Notes to Consolidated Financial Statements
prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited consolidated financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that

Notes to Consolidated Financial Statements
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BlackRock Semi-Annual Financial Statements and Additional Information
74
may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2025, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities,

Notes to Consolidated Financial Statements
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Notes to Consolidated Financial Statements
generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes)
can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated
Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Notes to Consolidated Financial Statements
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BlackRock Semi-Annual Financial Statements and Additional Information
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Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2025 , the Fund had outstanding commitments of $1,873,814. These commitments are not included in the net assets of the Fund as of June 30, 2025 .
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Barclays Capital, Inc. .............................. $ 3,460,305 $ (3,460,305) $ — $ —
BofA Securities, Inc. ............................... 7,465,644 (7,465,644) — —
Citigroup Global Markets, Inc. ........................ 16,077,939 (16,077,939) — —
Goldman Sachs & Co. LLC .......................... 35,158,457 (35,158,457) — —
J.P. Morgan Securities LLC .......................... 2,486,297 (2,486,297) — —
Jefferies LLC .................................... 5,093,003 (5,093,003) — —
Morgan Stanley .................................. 3,934,197 (3,934,197) — —
National Financial Services LLC ....................... 1,732,599 (1,732,599) — —
State Street Bank & Trust Co. ........................ 3,495,180 (3,495,180) — —
Toronto-Dominion Bank ............................ 1,981,413 (1,981,413) — —
$ 80,885,034 $ (80,885,034) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(unaudited) (continued)
77
Notes to Consolidated Financial Statements
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of
Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for
OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or
“cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
78
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct economic investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”)
related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Notes to Consolidated Financial Statements
(unaudited) (continued)
79
Notes to Consolidated Financial Statements
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The
Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $6 billion ......................................................................................................... 0.65%
$6 billion - $8 billion ..................................................................................................... 0.61
$8 billion - $10 billion .................................................................................................... 0.59
$10 billion - $15 billion ................................................................................................... 0.57
Greater than $15 billion ................................................................................................... 0.55

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
80
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Consolidated
Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Consolidated Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 61,429 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in (i) affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For
the six months ended June 30, 2025, the Manager waived $64,885 in investment advisory fees pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”) . The expense limitations as a percentage of average daily net assets are as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 150,572
Class III ......................................................................................................... 3,942,712
$ 4,093,284
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 410,576 $ 193,997 $ 3,184,362 $ 3,788,935
Class I ................................................................................................................
0 .07%
Class II ...............................................................................................................
0 .07
Class III ...............................................................................................................
0 .07
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 161,342
Class II ...................................................................................................... 123,728
Class III ...................................................................................................... 2,080,371
$ 2,365,441
Class I Class II Class III
Expense Limitations ................................................................. 1 .25% 1 .40% 1 .50%

Notes to Consolidated Financial Statements
(unaudited) (continued)
81
Notes to Consolidated Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no investment advisory fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, the Fund retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded specified thresholds, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six
months ended June 30, 2025, the Fund paid BIM $45,265 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were $114,718,969 and $114,726,486, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Global Allocation V.I. Fund ........................................ $ 152,384,520 $ 138,389,515 $ 2,296,926,174 $ 2,564,536,994

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
82
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these consolidated financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Allocation V.I. Fund ................................... $ 3,990,548,072 $ 600,486,373 $ (255,336,253) $ 345,150,120

Notes to Consolidated Financial Statements
(unaudited) (continued)
83
Notes to Consolidated Financial Statements
inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its  Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
84
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Allocation V.I. Fund
Class I
Shares sold .............................................
981,136 $ 16,260,105 1,271,193 $ 21,973,831
Shares issued in reinvestment of distributions ........................
— — 3,253,526 54,312,402
Shares redeemed .........................................
(4,633,217) (78,415,506) (15,115,844) (265,446,008)
(3,652,081) $ (62,155,401) (10,591,125) $ (189,159,775)
Class II
Shares sold .............................................
525,978 $ 9,025,168 1,975,342 $ 34,140,085
Shares issued in reinvestment of distributions ........................
— — 906,972 15,016,735
Shares redeemed .........................................
(671,842) (11,317,200) (2,820,695) (48,473,967)
(145,864) $ (2,292,032) 61,619 $ 682,853
Class III
Shares sold .............................................
2,778,090 $ 36,835,296 4,583,565 $ 63,382,693
Shares issued in reinvestment of distributions ........................
— — 23,028,937 301,164,736
Shares redeemed .........................................
(21,154,842) (281,050,113) (40,094,233) (550,957,764)
(18,376,752) $ (244,214,817) (12,481,731) $ (186,410,335)
(22,174,697) $ (308,662,250) (23,011,237) $ (374,887,257)

Glossary of Terms Used in these Financial Statements
85
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Government Money Market V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Government Money Market V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.07%),
4.46% , 11/17/25 ................. USD 400 $ 400,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.49% , 06/24/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.49% , 06/26/26 ................. 395 395,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.52% , 10/15/26 ................. 2,000 1,999,857
(US Treasury 3 Month Bill Money Market Yield
at 0.00% Floor + 0.27%), 4.50% , 10/16/26 1,100 1,100,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.52% , 12/23/26 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.08%),
4.55% , 02/01/27 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.46% , 03/26/27 ................. 185 185,000
Federal Home Loan Bank Bonds
4.38% , 03/23/26 ................... 900 900,000
4.34% , 04/17/26 ................... 1,995 1,995,000
4.25% , 05/22/26 ................... 1,300 1,299,613
4.35% , 06/05/26 ................... 700 699,802
Federal Home Loan Bank Discount Notes
4.31% , 08/29/25 ................... 595 590,873
4.21% , 11/28/25 ................... 835 820,475
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor - 0.01%),
4.39% , 07/21/25 ................. 360 360,000
(1-day SOFR at 0.00% Floor + 0.16%),
4.55% , 07/21/25 ................. 3,900 3,900,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 08/11/25 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 08/12/25 ................. 300 300,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 08/14/25 ................. 1,225 1,225,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 08/21/25 ................. 265 265,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 08/26/25 ................. 300 300,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 08/29/25 ................. 1,785 1,785,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 09/02/25 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.39% , 09/03/25 ................. 300 300,000
(1-day SOFR at 0.00% Floor + 0.01%),
4.39% , 09/12/25 ................. 1,020 1,020,000
(1-day SOFR at 0.00% Floor - 0.01%),
4.39% , 10/06/25 ................. 200 200,000
(1-day SOFR at 0.00% Floor + 0.02%),
4.40% , 12/12/25 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/18/25 ................. 240 240,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/19/25 ................. 285 285,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/22/25 ................. 95 95,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/24/25 ................. 485 485,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/26/25 ................. 665 665,000
(1-day SOFR at 0.00% Floor + 0.00%),
4.39% , 12/30/25 ................. 700 700,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.01%),
4.40% , 02/17/26 ................. USD 240 $ 240,000
(1-day SOFR at 0.00% Floor + 0.10%),
4.49% , 06/26/26 ................. 1,095 1,095,000
(1-day SOFR at 0.00% Floor + 0.07%),
4.46% , 03/25/27 ................. 400 400,000
Federal Home Loan Mortgage Corp.,
0.38%, 09/23/25 .................. 600 594,756
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 09/23/26 ................. 700 700,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 10/16/26 ................. 500 500,000
(1-day SOFR at 0.00% Floor + 0.12%),
4.51% , 05/05/27 ................. 300 300,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
4.51% , 07/29/26 ................. 2,240 2,240,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.52% , 08/21/26 ................. 850 850,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 10/23/26 ................. 775 775,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 11/20/26 ................. 1,300 1,300,000
(1-day SOFR at 0.00% Floor + 0.14%),
4.53% , 12/11/26 ................. 1,400 1,400,000
Total U.S. Government Sponsored Agency Obligations — 17.1%
(Cost: $ 35,005,376 ) ............................... 35,005,376
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
4.18% , 07/01/25 ................... 3,400 3,400,000
2.83% , 07/03/25 ................... 2,800 2,799,357
3.83% , 07/10/25 ................... 2,300 2,297,299
3.94% , 07/15/25 ................... 400 399,351
3.96% , 07/17/25 ................... 10,000 9,981,222
4.10% , 07/31/25 ................... 600 597,910
4.21% , 08/05/25 ................... 200 199,187
4.28% , 08/12/25 ................... 3,855 3,835,893
4.33% , 08/26/25 ................... 2,069 2,055,058
4.34% , 08/28/25 ................... 400 397,313
4.29% , 09/02/25 ................... 3,800 3,772,123
4.29% , 09/04/25 ................... 4,100 4,069,448
4.25% , 09/09/25 ................... 5,684 5,637,888
4.29% , 09/16/25 ................... 1,200 1,189,117
4.26% , 09/18/25 ................... 795 787,856
4.26% , 09/23/25 ................... 2,500 2,475,325
4.24% , 09/25/25 ................... 1,043 1,033,120
4.27% , 09/30/25 ................... 1,411 1,396,048
4.29% , 10/02/25 ................... 683 675,756
4.27% , 10/23/25 ................... 200 197,397
4.28% , 10/28/25 ................... 7,600 7,494,612
4.27% , 10/30/25 ................... 2,155 2,125,324
4.23% , 11/06/25 ................... 623 613,947
4.23% , 11/28/25 ................... 1,600 1,572,263
4.21% , 12/04/25 ................... 1,506 1,478,523
4.22% , 12/11/25 ................... 1,640 1,609,188
4.24% , 12/18/25 ................... 2,400 2,352,910
4.23% , 12/26/25 ................... 3,760 3,684,013
4.19% , 01/02/26 ................... 1,920 1,879,886
4.03% , 03/19/26 ................... 3,200 3,108,151

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Government Money Market V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.95% , 06/11/26 ................... USD 1,483 $ 1,427,101
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.13%),
4.36% , 07/31/25
(a)
................ 7,490 7,490,000
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.17%),
4.41% , 10/31/25
(a)
................ 1,535 1,534,837
0.38% , 11/30/25 ................... 100 98,345
0.38% , 12/31/25 ................... 650 637,717
4.25% , 12/31/25 ................... 400 400,031
0.50% , 02/28/26 ................... 100 97,654
4.63% , 02/28/26 ................... 200 200,648
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.15%),
4.39% , 04/30/26
(a)
................ 600 599,993
1.63% , 05/15/26 ................... 340 333,057
0.88% , 06/30/26 ................... 90 87,145
4.63% , 06/30/26 ................... 670 673,052
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
4.44% , 10/31/26
(a)
................ 1,420 1,420,000
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
4.34% , 01/31/27
(a)
................ 5,485 5,485,004
Total U.S. Treasury Obligations — 45 .7%
(Cost: $ 93,600,069 ) ............................... 93,600,069
Total Repurchase Agreements — 40 .0%
(Cost: $ 82,000,000 ) ............................... 82,000,000
Total Investments — 102 .8%
(Cost: $ 210,605,445 )
(c)
............................. 210,605,445
Liabilities in Excess of Other Assets — (2.8) % ............. (5,812,086)
Net Assets — 100.0% ...............................
$ 204,793,359
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Cost for U.S. federal income tax purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Government Money Market V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .40% 06/30/25 07/01/25 $ 15,000 $ 15,000,000 $ 15,001,833
U.S. Treasury
Obligations, 0.00%, due
02/15/46 to 02/15/54 $ 55,829,611 $ 15,300,001
– –
BNP Paribas SA .... 4 .40 06/30/25 07/01/25 15,000 15,000,000 15,001,834
U.S. Government
Sponsored Agency
Obligations, 1.46% to
7.00%, due 10/01/25 to
04/20/55 ......... 24,447,715 15,348,949
– –
JP Morgan Securities
LLC ........... 4 .39 06/30/25 07/01/25 2,000 2,000,000 2,000,244
U.S. Treasury
Obligations, 0.00% to
3.75%, due 08/15/25 to
11/15/29 ......... 2,039,547 2,040,001
4 .54
(a)
06/30/25 09/30/25 1,000 1,000,000 1,011,602
U.S. Government
Sponsored Agency
Obligation, 4.00%, due
02/25/52 ......... 1,164,501 1,050,001
– –
$ 3,000,000 $ 3,090,002
– –
Mizuho Securities USA
LLC ........... 4 .40 06/30/25 07/01/25 19,000 19,000,000 19,002,322
U.S. Treasury
Obligation, 4.45%, due
10/31/26 ......... 19,215,700 19,380,003
– –
Societe Generale SA . 4 .39 06/30/25 07/01/25 15,000 15,000,000 15,001,829
U.S. Treasury
Obligation, 4.38%, due
08/15/43 ......... 15,897,600 15,300,083
– –
TD Securities USA LLC 4 .40 06/30/25 07/01/25 15,000 15,000,000 15,001,833
U.S. Treasury
Obligations, 4.38% to
4.63%, due 12/15/26 to
05/31/31 ......... 15,078,200 15,300,087
– –
$ 82,000,000 $ 83,719,125
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 82,000,000 $ — $ 82,000,000
U.S. Government Sponsored Agency Obligations ................... — 35,005,376 — 35,005,376
U.S. Treasury Obligations ................................... — 93,600,069 — 93,600,069
$ — $ 210,605,445 $ — $ 210,605,445

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
5
Statement of Assets and Liabilities
BlackRock
Government
Money Market
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 128,605,445
Cash ............................................................................................................. 2,323,700
Repurchase agreements, at value
(b)
......................................................................................... 82,000,000
Receivables: –
Capital shares sold ................................................................................................... 2,215,339
Interest — unaffiliated ................................................................................................. 339,661
Prepaid e xpenses ..................................................................................................... 1,128
Total a ssets .........................................................................................................
215,485,273
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 9,874,499
Capital shares redeemed ............................................................................................... 669,101
Investment advisory fees .............................................................................................. 34,718
Professional fees .................................................................................................... 10,888
Other accrued expenses ............................................................................................... 102,708
Total li abilities ........................................................................................................
10,691,914
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 204,793,359
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 204,731,890
Accumulated earnings .................................................................................................. 61,469
NET ASSETS ........................................................................................................
$ 204,793,359
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 128,605,445
(b)
  Repurchase agreements, at cost .................................................................................. $ 82,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 204,793,359
Shares outstanding ...................................................................................................
204,731,426
Net asset value .....................................................................................................
$ 1.00
Shares authorized ...................................................................................................
3.3 billion
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
Government
Money Market
V.I. Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 4,355,851
Total investment income .................................................................................................
4,355,851
EXPENSES
Investment advisory .................................................................................................. 495,682
Transfer agent — class specific .......................................................................................... 49,644
Professional ....................................................................................................... 40,723
Printing and postage ................................................................................................. 28,917
Accounting services .................................................................................................. 10,905
Custodian ......................................................................................................... 6,652
Directors and Officer ................................................................................................. 4,316
Transfer agent ...................................................................................................... 2,483
Miscellaneous ...................................................................................................... 3,297
Total expenses .......................................................................................................
642,619
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (293,649)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (49,644)
Total expenses after fees waived and/or reimbursed ..............................................................................
299,326
Net investment income ..................................................................................................
4,056,525
REALIZED GAIN (LOSS) $ 3,175
Net realized gain from investments ........................................................................................ 3,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,059,700

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Government Money Market
V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,056,525  $ 12,815,723
Net realized gain .................................................................................. 3,175  30,528
Net increase in net assets resulting from operations ............................................................. 4,059,700  12,846,251
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... (4,056,525) (12,815,723)
CAPITAL TRANSACTIONS
Net proceeds from sale of shares ......................................................................... 47,601,966  62,824,625
Reinvestment of distributions ............................................................................ 4,031,862  12,796,298
Costs of shares redeemed .............................................................................. (47,584,419) (145,995,364)
Net increase (decrease) in net assets derived from capital transactions ................................................ 4,049,409  (70,374,441)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 4,052,584  (70,343,913)
Beginning of period .................................................................................. 200,740,775  271,084,688
End of period ......................................................................................
$ 204,793,359  $ 200,740,775
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Government Money Market V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income .....................
0 .0203  0 .0491  0 .0476  0 .0146  0 .0000
(a)
0 .0032
Net realized gain (loss) .....................
0 .0000
(a)
0 .0000
(a)
0 .0000
(a)
( 0 .0008 )
(b)
0 .0001  0 .0002
Net increase from investment operations ........... 0.0203  0.0491  0.0476  0.0138  0.0001  0.0034
Distributions
(c)
– – – – – –
From net investment income ................. ( 0 .0203 ) ( 0 .0491 ) ( 0 .0476 ) ( 0 .0138 ) ( 0 .0001 ) ( 0 .0034 )
From net realized gain ...................... —  ( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ........................... (0.0203) (0.0491) (0.0476) (0.0138) (0.0001) (0.0034)
Net asset value, end of period ................. $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value ..................... 2.04%
(f)
5.02% 4.85% 1.41% 0.01% 0.34%
Ratios to Average Net Assets
Total expen ses ............................
0.65%
(g)
0.61% 0.56% 0.55% 0.56% 0.65%
Total expenses after fees waived and/or reimbursed ...
0.30%
(g)
0.30% 0.30% 0.26% 0.08% 0.24%
Net investment income ......................
4.09%
(g)
4.91% 4.76% 1.46% 0.00%
(h)
0.32%
Supplemental Data
Net assets, end of period (000) ................. $ 204,793  $ 200,741  $ 271,085  $ 428,933  $ 349,408  $ 261,398
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Government
Money Market V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager has voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months  ended June 30, 2025 , there were no fees waived and/or reimbursed by the Manager under this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.30% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2026, unless approved by the Board of Directors of the Company, including a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $293,649, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.400
$3 billion - $4 billion ..................................................................................................... 0.375
$4 billion - $7 billion ..................................................................................................... 0.350
$7 billion - $10 billion .................................................................................................... 0.325
$10 billion - $15 billion ................................................................................................... 0.300
Greater than $15 billion ................................................................................................... 0.290
Class I
Transfer agent fees - class specific ............................................................................................. $ 49,644

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 49,644

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Government Money Market V.I. Fund
Class I
Shares sold .............................................
47,601,966 $ 47,601,966 62,824,625 $ 62,824,625
Shares issued in reinvestment of distributions ........................
4,031,862 4,031,862 12,796,298 12,796,298
Shares redeemed .........................................
(47,584,419) (47,584,419) (145,995,364) (145,995,364)
4,049,409 $ 4,049,409 (70,374,441) $ (70,374,441)

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
SOFR Secured Overnight Financing Rate

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International Index V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.8%
ANZ Group Holdings Ltd. ........ 37,428 $ 717,749
APA Group
(a)
................. 17,336 93,212
Aristocrat Leisure Ltd. ........... 7,013 300,471
ASX Ltd. ................... 2,330 106,983
BHP Group Ltd. ............... 64,273 1,546,254
BlueScope Steel Ltd. ........... 5,427 82,700
Brambles Ltd. ................ 17,124 264,460
CAR Group Ltd. ............... 4,930 121,413
Cochlear Ltd. ................ 828 163,759
Coles Group Ltd. .............. 16,964 232,612
Commonwealth Bank of Australia ... 21,220 2,582,650
Computershare Ltd. ............ 6,867 180,149
Evolution Mining Ltd. ........... 24,646 128,314
Fortescue Ltd. ................ 22,158 222,737
Glencore plc ................. 130,652 509,104
Goodman Group .............. 25,660 578,495
Insurance Australia Group Ltd. ..... 29,451 175,087
Lottery Corp. Ltd. (The) .......... 27,737 97,302
Macquarie Group Ltd. ........... 4,603 692,317
Medibank Pvt Ltd. ............. 35,917 119,277
National Australia Bank Ltd. ....... 38,691 1,002,785
Northern Star Resources Ltd. ...... 17,827 220,202
Origin Energy Ltd. ............. 21,421 152,259
Pro Medicus Ltd. .............. 729 136,421
Qantas Airways Ltd. ............ 9,766 68,993
QBE Insurance Group Ltd. ....... 19,515 300,514
REA Group Ltd. ............... 698 110,534
Reece Ltd. .................. 2,861 27,034
Rio Tinto Ltd. ................ 4,861 344,111
Rio Tinto plc ................. 14,216 827,430
Santos Ltd. .................. 39,668 200,001
Scentre Group ................ 66,680 156,612
SGH Ltd. ................... 2,530 90,104
Sigma Healthcare Ltd. .......... 58,353 114,856
Sonic Healthcare Ltd. ........... 5,750 101,494
South32 Ltd. ................. 60,074 114,795
Stockland
(a)
.................. 29,531 104,366
Suncorp Group Ltd. ............ 13,464 191,884
Telstra Group Ltd. ............. 51,980 165,745
Transurban Group
(a)
............ 38,669 355,792
Vicinity Ltd. .................. 45,367 74,060
Washington H Soul Pattinson & Co. Ltd. 3,167 87,553
Wesfarmers Ltd. .............. 14,420 804,742
Westpac Banking Corp. ......... 42,962 957,474
WiseTech Global Ltd. ........... 2,536 181,871
Woodside Energy Group Ltd. ...... 23,895 369,104
Woolworths Group Ltd. .......... 15,612 319,793
16,495,574
Austria — 0.2%
Erste Group Bank AG ........... 3,969 337,862
Mondi plc ................... 5,529 90,347
OMV AG ................... 1,883 102,400
Verbund AG ................. 878 67,453
598,062
Belgium — 0.8%
Ageas SA ................... 1,837 124,269
Anheuser-Busch InBev SA/NV ..... 12,480 858,629
D'ieteren Group ............... 260 55,991
Elia Group SA/NV ............. 618 71,375
Groupe Bruxelles Lambert NV ..... 954 81,138
KBC Group NV ............... 2,963 305,810
Lotus Bakeries NV ............. 5 48,180
Security
Shares
Shares Value
Belgium (continued)
Sofina SA ................... 198 $ 65,488
Syensqo SA ................. 973 75,373
UCB SA .................... 1,577 310,287
1,996,540
Brazil — 0.0%
Yara International ASA .......... 2,127 78,492
Chile — 0.0%
Antofagasta plc ............... 4,848 120,535
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 46,500 202,426
Prosus NV , Class N ............ 16,602 931,480
SITC International Holdings Co. Ltd. . 17,000 54,465
Wharf Holdings Ltd. (The) ........ 13,000 39,580
Wilmar International Ltd. ......... 22,600 51,015
Yangzijiang Shipbuilding Holdings Ltd. 32,800 57,239
1,336,205
Denmark — 2.3%
AP Moller - Maersk A/S , Class A .... 38 70,108
AP Moller - Maersk A/S , Class B .... 54 100,424
Carlsberg A/S , Class B .......... 1,222 173,137
Coloplast A/S , Class B .......... 1,596 151,944
Danske Bank A/S .............. 8,534 348,561
Demant A/S
(b)
................ 998 41,698
DSV A/S .................... 2,591 621,463
Genmab A/S
(b)
................ 788 163,643
Novo Nordisk A/S , Class B ....... 40,711 2,821,030
Novonesis (Novozymes) , Class B ... 4,575 328,471
Orsted A/S
(b) (c) (d)
............... 2,147 92,490
Pandora A/S ................. 1,004 176,900
ROCKWOOL A/S , Class B ....... 1,054 49,403
Tryg A/S .................... 4,481 115,839
Vestas Wind Systems A/S ........ 12,748 191,487
5,446,598
Finland — 1.1%
Elisa OYJ ................... 1,747 97,101
Fortum OYJ ................. 5,443 102,066
Kesko OYJ , Class B ............ 3,461 85,363
Kone OYJ , Class B ............ 4,407 290,336
Metso OYJ .................. 8,391 108,746
Neste OYJ .................. 5,345 72,436
Nokia OYJ .................. 67,429 349,864
Nordea Bank Abp ............. 39,660 588,464
Orion OYJ , Class B ............ 1,385 104,198
Sampo OYJ , Class A ........... 29,728 319,948
Stora Enso OYJ , Class R ........ 7,327 79,656
UPM-Kymmene OYJ ........... 6,733 183,865
Wartsila OYJ Abp .............. 6,416 151,638
2,533,681
France — 9.4%
Accor SA ................... 2,525 132,331
Aeroports de Paris SA .......... 395 49,522
Air Liquide SA ................ 7,346 1,514,754
Airbus SE ................... 7,546 1,578,629
Alstom SA
(b)
................. 4,392 102,513
Amundi SA
(c) (d)
................ 804 65,169
Arkema SA .................. 729 53,832
AXA SA .................... 22,439 1,101,868
BioMerieux .................. 551 76,212
BNP Paribas SA .............. 12,864 1,153,923
Bollore SE .................. 9,369 58,888
Bouygues SA ................ 2,421 109,489

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Bureau Veritas SA ............. 3,858 $ 131,682
Capgemini SE ................ 2,059 352,576
Carrefour SA
(e)
............... 6,508 91,803
Cie de Saint-Gobain SA ......... 5,652 663,970
Cie Generale des Etablissements
Michelin SCA .............. 8,620 320,614
Covivio SA .................. 612 38,803
Credit Agricole SA ............. 13,581 256,929
Danone SA .................. 8,097 662,524
Dassault Aviation SA ........... 262 92,636
Dassault Systemes SE .......... 8,384 303,850
Edenred SE ................. 3,130 97,219
Eiffage SA .................. 850 119,436
Engie SA ................... 23,207 545,430
EssilorLuxottica SA ............ 3,755 1,031,095
Eurazeo SE ................. 537 38,392
FDJ United
(c) (d)
................ 1,366 53,602
Gecina SA .................. 601 66,161
Getlink SE .................. 4,327 83,529
Hermes International SCA ........ 402 1,089,768
Ipsen SA ................... 501 59,678
Kering SA ................... 965 210,231
Klepierre SA ................. 2,504 99,006
Legrand SA ................. 3,319 444,841
L'Oreal SA .................. 3,056 1,309,048
LVMH Moet Hennessy Louis Vuitton SE 3,479 1,820,839
Orange SA .................. 23,677 360,558
Pernod Ricard SA ............. 2,560 255,363
Publicis Groupe SA ............ 2,930 330,928
Renault SA .................. 2,518 116,193
Rexel SA ................... 2,854 88,025
Safran SA ................... 4,579 1,493,323
Sartorius Stedim Biotech ......... 341 81,589
Societe Generale SA ........... 9,042 517,240
Sodexo SA .................. 1,160 71,394
Teleperformance SE ............ 625 60,705
Thales SA ................... 1,158 341,928
TotalEnergies SE .............. 26,032 1,591,145
Unibail-Rodamco-Westfield
(a)
...... 1,568 150,728
Veolia Environnement SA ........ 8,148 290,899
Vinci SA .................... 6,295 928,326
22,659,136
Germany — 10.0%
adidas AG .................. 2,183 509,578
Allianz SE (Registered)
(e)
......... 4,887 1,983,309
BASF SE ................... 11,339 560,821
Bayer AG (Registered) .......... 12,272 369,722
Bayerische Motoren Werke AG .... 3,623 322,662
Beiersdorf AG ................ 1,247 156,745
Brenntag SE ................. 1,639 108,584
Commerzbank AG
(e)
............ 11,256 354,711
Continental AG ............... 1,422 124,109
Covestro AG
(b)
................ 2,254 160,368
CTS Eventim AG & Co. KGaA ..... 792 98,486
Daimler Truck Holding AG ........ 6,093 289,076
Deutsche Bank AG (Registered) .... 23,574 698,861
Deutsche Boerse AG ........... 2,371 774,581
Deutsche Lufthansa AG (Registered) 8,000 67,917
Deutsche Post AG ............. 12,231 566,538
Deutsche Telekom AG (Registered) . 44,362 1,623,809
E.ON SE ................... 28,085 517,484
Evonik Industries AG ........... 3,255 67,244
Fresenius Medical Care AG ....... 2,784 159,955
Fresenius SE & Co. KGaA ........ 5,288 266,107
GEA Group AG ............... 1,958 137,256
Security
Shares
Shares Value
Germany (continued)
Hannover Rueck SE
(e)
........... 750 $ 236,335
Heidelberg Materials AG ......... 1,678 395,164
Henkel AG & Co. KGaA ......... 1,415 102,623
Infineon Technologies AG ........ 16,594 708,100
Knorr-Bremse AG ............. 925 89,722
LEG Immobilien SE ............ 871 77,529
Mercedes-Benz Group AG ........ 9,119 531,274
Merck KGaA ................. 1,648 213,677
MTU Aero Engines AG .......... 698 310,089
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,691 1,098,025
Nemetschek SE ............... 741 107,440
Rational AG ................. 65 54,619
Rheinmetall AG ............... 566 1,198,617
RWE AG ................... 7,979 333,428
SAP SE .................... 13,211 4,039,652
Scout24 SE
(c) (d)
............... 1,035 142,881
Siemens AG (Registered) ........ 9,654 2,479,709
Siemens Energy AG
(b)
........... 8,603 1,005,527
Siemens Healthineers AG
(c) (d)
...... 4,234 235,048
Symrise AG ................. 1,636 171,558
Talanx AG ................... 822 106,565
Vonovia SE .................. 9,165 324,930
Zalando SE
(b) (c) (d)
.............. 2,782 91,799
23,972,234
Hong Kong — 1.9%
AIA Group Ltd. ............... 135,554 1,227,908
CK Asset Holdings Ltd. .......... 25,159 111,173
CK Infrastructure Holdings Ltd. ..... 7,000 46,356
CLP Holdings Ltd. ............. 20,783 175,528
Futu Holdings Ltd. , ADR ......... 778 96,153
Hang Seng Bank Ltd. ........... 9,574 143,669
Henderson Land Development Co. Ltd. 18,836 66,152
HKT Trust & HKT Ltd.
(a)
.......... 50,100 74,903
Hong Kong & China Gas Co. Ltd. ... 140,220 117,896
Hong Kong Exchanges & Clearing Ltd. 15,207 817,932
Hongkong Land Holdings Ltd. ..... 14,000 80,780
Jardine Matheson Holdings Ltd. .... 2,000 96,125
Link REIT ................... 34,540 185,013
MTR Corp. Ltd. ............... 20,000 71,918
Power Assets Holdings Ltd. ....... 16,500 106,088
Prudential plc ................ 33,404 418,093
Sino Land Co. Ltd. ............. 45,311 48,262
Sun Hung Kai Properties Ltd. ...... 18,000 207,415
Swire Pacific Ltd. , Class A ........ 5,000 42,861
Techtronic Industries Co. Ltd. ...... 19,000 209,646
WH Group Ltd.
(c) (d)
............. 103,500 99,752
Wharf Real Estate Investment Co. Ltd. 21,953 62,316
4,505,939
Ireland — 0.4%
AerCap Holdings NV ........... 2,339 273,663
AIB Group plc ................ 24,575 202,814
Bank of Ireland Group plc ........ 13,611 193,959
Kerry Group plc , Class A ......... 1,915 211,581
Kingspan Group plc ............ 1,962 167,181
1,049,198
Israel — 0.8%
Azrieli Group Ltd. .............. 564 51,938
Bank Hapoalim BM ............ 16,068 308,635
Bank Leumi Le-Israel BM ........ 19,191 357,059
Check Point Software Technologies
Ltd.
(b)
.................... 1,126 249,128
Elbit Systems Ltd. ............. 326 145,211

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
ICL Group Ltd. ................ 9,888 $ 67,884
Israel Discount Bank Ltd. , Class A .. 15,185 151,466
Mizrahi Tefahot Bank Ltd. ........ 1,997 130,268
Nice Ltd.
(b)
.................. 748 126,796
Teva Pharmaceutical Industries Ltd. ,
ADR
(b)
................... 14,418 241,646
Wix.com Ltd.
(b)
................ 644 102,048
1,932,079
Italy — 3.1%
Banca Mediolanum SpA ......... 2,263 38,999
Banco BPM SpA .............. 14,425 168,376
BPER Banca SpA ............. 13,021 118,182
Coca-Cola HBC AG ............ 2,732 142,727
Davide Campari-Milano NV ....... 7,832 52,728
DiaSorin SpA ................ 210 22,476
Enel SpA ................... 102,616 973,898
Eni SpA .................... 27,210 439,554
Ferrari NV .................. 1,584 776,019
FinecoBank Banca Fineco SpA .... 7,920 175,694
Generali .................... 11,152 396,693
Infrastrutture Wireless Italiane SpA
(c) (d)
3,219 39,362
Intesa Sanpaolo SpA ........... 192,397 1,108,286
Leonardo SpA ................ 5,163 291,332
Mediobanca Banca di Credito
Finanziario SpA ............. 6,453 150,167
Moncler SpA ................. 2,961 168,900
Nexi SpA
(c) (d)
................. 5,385 32,161
Poste Italiane SpA
(c) (d)
........... 5,785 124,296
Prysmian SpA ................ 3,523 249,426
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,589 99,876
Ryanair Holdings plc ........... 10,184 288,876
Snam SpA .................. 25,938 157,021
Telecom Italia SpA
(b)
............ 125,782 62,151
Terna - Rete Elettrica Nazionale .... 18,553 190,743
UniCredit SpA ................ 17,779 1,192,675
Unipol Assicurazioni SpA ......... 4,534 89,795
7,550,413
Japan — 21.5%
Advantest Corp. ............... 9,700 719,071
Aeon Co. Ltd. ................ 9,400 288,136
AGC, Inc.
(e)
.................. 2,500 73,339
Aisin Corp. .................. 6,900 88,268
Ajinomoto Co., Inc. ............. 11,400 309,204
ANA Holdings, Inc. ............. 2,000 39,160
Asahi Group Holdings Ltd. ........ 18,400 245,955
Asahi Kasei Corp. ............. 15,500 110,341
Asics Corp. .................. 8,600 219,303
Astellas Pharma, Inc. ........... 22,000 215,401
Bandai Namco Holdings, Inc. ...... 7,900 283,130
Bridgestone Corp. ............. 7,200 294,424
Canon, Inc.
(e)
................. 12,000 348,045
Capcom Co. Ltd. .............. 4,400 150,267
Central Japan Railway Co. ....... 9,200 205,662
Chiba Bank Ltd. (The) ........... 7,900 73,010
Chubu Electric Power Co., Inc. ..... 8,100 100,233
Chugai Pharmaceutical Co. Ltd. .... 8,500 443,852
Concordia Financial Group Ltd. .... 14,300 92,804
Dai Nippon Printing Co. Ltd. ...... 5,400 81,971
Daifuku Co. Ltd. ............... 4,400 113,194
Dai-ichi Life Holdings, Inc. ........ 44,400 337,556
Daiichi Sankyo Co. Ltd. .......... 21,739 503,651
Daikin Industries Ltd. ........... 3,200 375,628
Daito Trust Construction Co. Ltd. ... 900 98,027
Security
Shares
Shares Value
Japan (continued)
Daiwa House Industry Co. Ltd. ..... 6,800 $ 233,667
Daiwa Securities Group, Inc. ...... 16,900 120,024
Denso Corp. ................. 23,600 318,489
Dentsu Group, Inc. ............. 2,700 59,826
Disco Corp. .................. 1,200 355,492
East Japan Railway Co. ......... 11,400 245,225
Eisai Co. Ltd. ................ 2,900 83,289
ENEOS Holdings, Inc. .......... 36,350 180,181
FANUC Corp. ................ 12,000 325,767
Fast Retailing Co. Ltd. .......... 2,400 822,874
Fuji Electric Co. Ltd. ............ 1,600 73,683
FUJIFILM Holdings Corp. ........ 14,000 303,178
Fujikura Ltd. ................. 3,200 168,337
Fujitsu Ltd. .................. 22,400 543,410
Hankyu Hanshin Holdings, Inc. ..... 3,100 84,269
Hikari Tsushin, Inc. ............. 200 59,053
Hitachi Ltd. .................. 58,100 1,688,639
Honda Motor Co. Ltd. ........... 53,400 514,928
Hoshizaki Corp. ............... 1,400 48,241
Hoya Corp. .................. 4,300 510,677
Hulic Co. Ltd. ................ 5,900 59,512
Idemitsu Kosan Co. Ltd. ......... 10,425 63,221
IHI Corp. ................... 1,800 194,695
Inpex Corp.
(e)
................ 10,400 145,987
Isuzu Motors Ltd. .............. 6,400 81,075
ITOCHU Corp. ............... 15,000 785,475
Japan Airlines Co. Ltd. .......... 2,200 44,871
Japan Exchange Group, Inc. ...... 12,700 128,651
Japan Post Bank Co. Ltd. ........ 23,100 249,030
Japan Post Holdings Co. Ltd. ...... 22,600 209,326
Japan Post Insurance Co. Ltd. ..... 2,300 52,073
Japan Tobacco, Inc. ............ 15,300 450,729
JFE Holdings, Inc. ............. 8,200 95,388
Kajima Corp. ................. 5,400 140,841
Kansai Electric Power Co., Inc. (The) 11,900 141,132
Kao Corp. ................... 5,900 264,353
Kawasaki Kisen Kaisha Ltd. ....... 3,800 53,816
KDDI Corp. .................. 38,700 664,502
Keyence Corp. ............... 2,456 981,978
Kikkoman Corp. ............... 8,500 78,845
Kirin Holdings Co. Ltd. .......... 9,700 135,932
Kobe Bussan Co. Ltd. ........... 2,000 62,111
Komatsu Ltd. ................ 11,700 386,024
Konami Group Corp. ........... 1,300 205,532
Kubota Corp. ................ 12,000 135,323
Kyocera Corp. ................ 16,400 196,970
Kyowa Kirin Co. Ltd. ............ 2,900 49,640
Lasertec Corp. ............... 1,000 134,061
LY Corp. .................... 33,700 124,104
M3, Inc. .................... 5,600 76,926
Makita Corp. ................. 2,700 83,155
Marubeni Corp. ............... 17,700 356,801
MatsukiyoCocokara & Co. ........ 4,200 86,396
MEIJI Holdings Co. Ltd. ......... 3,000 66,341
MinebeaMitsumi, Inc. ........... 5,200 76,043
Mitsubishi Chemical Group Corp. ... 18,000 94,608
Mitsubishi Corp. ............... 43,000 859,221
Mitsubishi Electric Corp. ......... 23,700 509,763
Mitsubishi Estate Co. Ltd. ........ 13,400 251,211
Mitsubishi HC Capital, Inc. ........ 12,100 89,089
Mitsubishi Heavy Industries Ltd. .... 40,800 1,020,995
Mitsubishi UFJ Financial Group, Inc. . 145,160 1,979,052
Mitsui & Co. Ltd. .............. 31,600 644,007
Mitsui Fudosan Co. Ltd. ......... 34,300 332,061
Mitsui OSK Lines Ltd. ........... 4,700 156,979

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Mizuho Financial Group, Inc. ...... 30,270 $ 840,293
MonotaRO Co. Ltd. ............ 3,000 59,058
MS&AD Insurance Group Holdings, Inc. 16,600 371,103
Murata Manufacturing Co. Ltd. ..... 20,300 300,048
NEC Corp. .................. 15,500 452,213
Nexon Co. Ltd. ............... 4,300 86,609
Nidec Corp. ................. 10,600 205,991
Nintendo Co. Ltd. .............. 13,900 1,334,815
Nippon Building Fund, Inc.
(e)
...... 95 87,721
Nippon Paint Holdings Co. Ltd. ..... 10,700 86,052
Nippon Sanso Holdings Corp. ..... 2,200 83,251
Nippon Steel Corp. ............. 12,400 234,508
Nippon Telegraph & Telephone Corp. 375,000 400,916
Nippon Yusen KK .............. 5,600 201,460
Nissan Motor Co. Ltd.
(b)
.......... 32,500 78,636
Nissin Foods Holdings Co. Ltd. .... 2,400 49,860
Nitori Holdings Co. Ltd. .......... 1,000 96,250
Nitto Denko Corp. ............. 8,900 171,872
Nomura Holdings, Inc. .......... 37,600 247,773
Nomura Research Institute Ltd. .... 4,610 184,388
NTT Data Group Corp. .......... 3,120 86,364
Obayashi Corp. ............... 7,900 119,699
Obic Co. Ltd. ................. 4,000 155,540
Olympus Corp. ............... 15,200 180,551
Omron Corp. ................. 2,600 70,087
Ono Pharmaceutical Co. Ltd. ...... 4,700 50,938
Oracle Corp. Japan ............ 500 59,595
Oriental Land Co. Ltd. .......... 13,800 317,839
ORIX Corp. .................. 14,900 336,244
Osaka Gas Co. Ltd. ............ 5,000 128,250
Otsuka Corp. ................ 3,400 69,263
Otsuka Holdings Co. Ltd. ........ 5,700 282,602
Pan Pacific International Holdings Corp. 4,800 165,096
Panasonic Holdings Corp. ........ 28,500 304,931
Rakuten Group, Inc.
(b)
........... 20,200 111,306
Recruit Holdings Co. Ltd. ........ 17,800 1,046,758
Renesas Electronics Corp. ....... 20,400 252,377
Resona Holdings, Inc. .......... 25,700 237,361
Ricoh Co. Ltd. ................ 7,200 67,949
Sanrio Co. Ltd. ............... 2,300 111,218
SBI Holdings, Inc. ............. 3,445 120,042
SCREEN Holdings Co. Ltd. ....... 1,200 97,574
SCSK Corp. ................. 2,100 63,268
Secom Co. Ltd. ............... 5,400 193,995
Sekisui Chemical Co. Ltd. ........ 5,000 90,553
Sekisui House Ltd. ............. 7,300 160,668
Seven & i Holdings Co. Ltd. ....... 28,720 462,258
SG Holdings Co. Ltd. ........... 4,700 52,349
Shimadzu Corp. ............... 2,600 64,280
Shimano, Inc. ................ 1,000 144,980
Shin-Etsu Chemical Co. Ltd. ...... 23,100 762,808
Shionogi & Co. Ltd. ............ 10,100 181,823
Shiseido Co. Ltd. .............. 4,500 80,373
SMC Corp. .................. 700 250,854
SoftBank Corp. ............... 366,000 566,916
SoftBank Group Corp. .......... 12,100 879,743
Sompo Holdings, Inc. ........... 11,500 346,550
Sony Group Corp. ............. 77,500 2,015,025
Subaru Corp. ................ 7,900 136,958
Sumitomo Corp. .............. 13,400 345,810
Sumitomo Electric Industries Ltd. ... 8,600 184,413
Sumitomo Metal Mining Co. Ltd. .... 3,100 76,399
Sumitomo Mitsui Financial Group, Inc. 46,800 1,178,469
Sumitomo Mitsui Trust Group, Inc. .. 8,100 215,439
Security
Shares
Shares Value
Japan (continued)
Sumitomo Realty & Development Co.
Ltd. ..................... 3,900 $ 150,616
Suntory Beverage & Food Ltd. ..... 1,800 57,563
Suzuki Motor Corp. ............ 20,200 243,536
Sysmex Corp. ................ 6,300 109,665
T&D Holdings, Inc. ............. 5,800 127,311
Taisei Corp. ................. 1,900 110,657
Takeda Pharmaceutical Co. Ltd. .... 20,071 619,652
TDK Corp. .................. 24,100 281,309
Terumo Corp. ................ 17,400 319,323
TIS, Inc. .................... 2,500 83,774
Toho Co. Ltd. ................ 1,200 70,795
Tokio Marine Holdings, Inc. ....... 23,200 983,240
Tokyo Electron Ltd. ............ 5,700 1,091,604
Tokyo Gas Co. Ltd. ............ 4,300 143,027
Tokyo Metro Co. Ltd. ........... 3,700 43,056
Tokyu Corp. ................. 5,500 65,429
TOPPAN Holdings, Inc. .......... 2,800 76,068
Toray Industries, Inc. ........... 18,500 126,637
Toyota Industries Corp. .......... 2,100 237,012
Toyota Motor Corp. ............ 119,800 2,063,314
Toyota Tsusho Corp. ............ 8,400 190,271
Trend Micro, Inc. .............. 1,600 110,665
Unicharm Corp. ............... 15,300 110,478
West Japan Railway Co. ......... 5,400 123,450
Yakult Honsha Co. Ltd. .......... 3,200 60,266
Yamaha Motor Co. Ltd. .......... 10,900 81,566
Yokogawa Electric Corp. ......... 3,000 80,142
Zensho Holdings Co. Ltd. ........ 1,200 72,632
ZOZO, Inc. .................. 5,100 55,104
51,833,220
Luxembourg — 0.1%
ArcelorMittal SA ............... 5,794 183,984
CVC Capital Partners plc
(c) (d) (e)
..... 2,805 57,675
Eurofins Scientific SE ........... 1,508 107,468
349,127
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 124,813
Sands China Ltd. .............. 28,800 60,190
185,003
Netherlands — 4.2%
ABN AMRO Bank NV , CVA
(c) (d)
..... 6,111 166,867
Adyen NV
(b) (c) (d)
............... 319 585,855
Aegon Ltd. .................. 16,418 118,976
Akzo Nobel NV ............... 2,217 155,553
Argenx SE
(b)
................. 788 436,223
ASM International NV ........... 595 381,679
ASML Holding NV ............. 4,981 3,991,459
ASR Nederland NV ............ 1,849 122,858
BE Semiconductor Industries NV ... 979 146,413
Euronext NV
(c) (d)
............... 982 168,258
EXOR NV ................... 1,153 116,392
Heineken Holding NV ........... 1,653 123,346
Heineken NV ................ 3,666 319,832
IMCD NV ................... 786 105,713
ING Groep NV ................ 39,695 870,023
JDE Peet's NV ............... 2,152 61,471
Koninklijke Ahold Delhaize NV ..... 11,475 479,270
Koninklijke KPN NV ............ 47,665 232,519
Koninklijke Philips NV ........... 10,501 252,154
NN Group NV ................ 3,407 226,699
Randstad NV ................ 1,394 64,432
Universal Music Group NV ....... 13,859 449,594

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Wolters Kluwer NV ............. 3,015 $ 504,223
10,079,809
New Zealand — 0.3%
Auckland International Airport Ltd. .. 20,098 94,882
Contact Energy Ltd. ............ 9,909 54,379
Fisher & Paykel Healthcare Corp. Ltd. 7,617 167,305
Infratil Ltd. .................. 11,719 75,620
Meridian Energy Ltd. ........... 17,039 61,278
Xero Ltd.
(b)
.................. 1,791 211,928
665,392
Norway — 0.6%
Aker BP ASA ................. 3,993 102,039
DNB Bank ASA ............... 11,307 312,690
Equinor ASA ................. 10,264 259,208
Gjensidige Forsikring ASA ........ 2,659 67,405
Kongsberg Gruppen ASA ........ 5,620 217,927
Mowi ASA ................... 5,916 114,258
Norsk Hydro ASA .............. 16,281 93,232
Orkla ASA ................... 9,469 103,132
Salmar ASA ................. 807 34,972
Telenor ASA ................. 8,005 124,655
1,429,518
Poland — 0.0%
InPost SA
(b)
.................. 3,238 53,886
Portugal — 0.2%
EDP SA .................... 40,013 173,828
Galp Energia SGPS SA , Class B ... 5,384 98,559
Jeronimo Martins SGPS SA ....... 3,761 95,220
367,607
Singapore — 1.8%
CapitaLand Ascendas REIT ....... 48,190 101,688
CapitaLand Integrated Commercial
Trust .................... 75,622 129,130
CapitaLand Investment Ltd. ....... 29,092 60,647
DBS Group Holdings Ltd. ........ 26,853 947,967
Genting Singapore Ltd. .......... 80,400 45,220
Grab Holdings Ltd. , Class A
(b)
...... 29,622 148,999
Keppel Ltd. .................. 19,002 110,964
Oversea-Chinese Banking Corp. Ltd. 42,535 545,440
Sea Ltd. , ADR, Class A
(b) (e)
........ 4,848 775,389
Sembcorp Industries Ltd. ........ 11,400 61,413
Singapore Airlines Ltd. .......... 20,200 110,792
Singapore Exchange Ltd. ........ 10,800 126,460
Singapore Technologies Engineering
Ltd. ..................... 18,781 115,159
Singapore Telecommunications Ltd. . 93,050 280,526
STMicroelectronics NV .......... 8,602 263,754
United Overseas Bank Ltd. ....... 16,059 454,529
4,278,077
South Africa — 0.2%
Anglo American plc ............ 14,129 416,493
South Korea — 0.0%
Delivery Hero SE
(b) (c) (d)
........... 2,437 66,146
Spain — 3.2%
Acciona SA .................. 310 55,913
ACS Actividades de Construccion y
Servicios SA ............... 2,179 151,457
Aena SME SA
(c) (d)
.............. 9,470 252,790
Amadeus IT Group SA .......... 5,665 478,596
Banco Bilbao Vizcaya Argentaria SA . 73,548 1,132,512
Security
Shares
Shares Value
Spain (continued)
Banco de Sabadell SA .......... 69,032 $ 219,767
Banco Santander SA ........... 191,313 1,584,240
Bankinter SA ................. 7,987 104,266
CaixaBank SA ................ 49,275 426,959
Cellnex Telecom SA
(c) (d)
.......... 6,349 247,219
EDP Renovaveis SA ............ 3,785 42,353
Endesa SA .................. 4,163 131,863
Grifols SA , Class A
(b)
........... 3,727 45,477
Iberdrola SA ................. 74,114 1,425,807
Industria de Diseno Textil SA ...... 13,885 724,335
Redeia Corp. SA .............. 5,101 109,150
Repsol SA .................. 14,460 211,498
Telefonica SA ................ 47,138 248,091
7,592,293
Sweden — 3.0%
AddTech AB , Class B ........... 3,308 112,775
Alfa Laval AB ................ 3,624 152,638
Assa Abloy AB , Class B ......... 12,770 399,237
Atlas Copco AB , Class A ......... 34,388 555,917
Atlas Copco AB , Class B ......... 19,178 272,952
Beijer Ref AB , Class B .......... 5,135 81,036
Boliden AB
(b)
................. 3,254 101,686
Epiroc AB , Class A ............. 9,207 200,343
Epiroc AB , Class B ............. 3,880 74,389
EQT AB .................... 4,729 158,639
Essity AB , Class B ............. 7,302 202,184
Evolution AB
(c) (d)
............... 1,820 144,550
Fastighets AB Balder , Class B
(b)
.... 9,053 67,484
H & M Hennes & Mauritz AB , Class B 7,298 102,786
Hexagon AB , Class B ........... 25,428 256,304
Holmen AB , Class B ............ 1,214 48,089
Industrivarden AB , Class A ....... 1,637 59,510
Industrivarden AB , Class C ....... 1,883 68,187
Indutrade AB ................. 3,433 93,738
Investment AB Latour , Class B ..... 1,900 50,113
Investor AB , Class B ............ 22,066 653,890
L E Lundbergforetagen AB , Class B . 1,010 50,417
Lifco AB , Class B .............. 2,916 118,176
Nibe Industrier AB , Class B ....... 19,050 81,337
Saab AB , Class B ............. 4,040 225,890
Sagax AB , Class B ............. 2,795 64,045
Sandvik AB .................. 13,458 309,027
Securitas AB , Class B ........... 6,541 97,934
Skandinaviska Enskilda Banken AB ,
Class A .................. 19,978 348,227
Skanska AB , Class B ........... 4,565 106,340
SKF AB , Class B .............. 4,656 106,950
Svenska Cellulosa AB SCA , Class B . 7,777 101,122
Svenska Handelsbanken AB , Class A 18,412 246,487
Swedbank AB , Class A .......... 10,406 275,617
Swedish Orphan Biovitrum AB
(b)
.... 2,426 73,836
Tele2 AB , Class B ............. 7,161 104,532
Telefonaktiebolaget LM Ericsson , Class
B ...................... 35,239 301,129
Telia Co. AB ................. 29,749 107,002
Trelleborg AB , Class B .......... 2,734 101,845
Volvo AB , Class B ............. 19,762 556,056
7,232,416
Switzerland — 5.1%
ABB Ltd. (Registered) ........... 20,080 1,203,371
Alcon AG ................... 6,283 557,195
Avolta AG ................... 1,042 56,759
Baloise Holding AG (Registered) ... 521 122,879

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland (continued)
Banque Cantonale Vaudoise
(Registered) ............... 383 $ 44,172
Barry Callebaut AG (Registered) .... 48 52,467
BKW AG ................... 269 58,978
Chocoladefabriken Lindt & Spruengli
AG ..................... 14 235,950
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 166,726
Cie Financiere Richemont SA
(Registered) ............... 6,827 1,291,893
DSM-Firmenich AG ............ 2,371 252,239
EMS-Chemie Holding AG (Registered) 88 66,528
Galderma Group AG ............ 1,504 218,615
Geberit AG (Registered) ......... 425 334,707
Givaudan SA (Registered) ........ 116 562,545
Helvetia Holding AG (Registered) ... 461 108,232
Julius Baer Group Ltd. .......... 2,571 174,403
Kuehne + Nagel International AG
(Registered) ............... 614 132,957
Logitech International SA (Registered) 1,939 175,837
Lonza Group AG (Registered) ..... 921 658,666
Partners Group Holding AG ....... 287 375,490
Sandoz Group AG ............. 5,215 285,800
Schindler Holding AG ........... 548 204,059
Schindler Holding AG (Registered) .. 295 107,170
SGS SA (Registered) ........... 2,026 205,711
SIG Group AG ................ 3,869 71,565
Sika AG (Registered) ........... 1,931 525,394
Sonova Holding AG (Registered) ... 661 197,127
Straumann Holding AG (Registered) . 1,490 195,026
Swatch Group AG (The) ......... 366 59,754
Swiss Life Holding AG (Registered) .. 358 362,426
Swiss Prime Site AG (Registered) ... 1,045 156,880
Swisscom AG (Registered) ....... 329 233,619
Temenos AG (Registered) ........ 760 54,595
UBS Group AG (Registered) ...... 41,769 1,418,132
VAT Group AG
(c) (d)
............. 338 143,221
Zurich Insurance Group AG ....... 1,843 1,289,590
12,360,678
United Kingdom — 11.7%
3i Group plc ................. 12,301 696,141
Admiral Group plc ............. 3,309 148,596
Ashtead Group plc ............. 5,475 351,090
Associated British Foods plc ...... 4,074 115,108
AstraZeneca plc .............. 19,669 2,737,318
Auto Trader Group plc
(c) (d)
........ 11,030 124,935
Aviva plc ................... 35,286 299,992
BAE Systems plc .............. 38,101 988,831
Barclays plc ................. 182,468 843,143
Barratt Redrow plc ............. 17,511 109,654
BP plc ..................... 202,327 1,008,053
British American Tobacco plc ...... 25,125 1,194,602
BT Group plc ................. 76,261 203,062
Bunzl plc ................... 4,215 134,317
Centrica plc ................. 59,980 133,082
CK Hutchison Holdings Ltd. ....... 34,159 210,340
Coca-Cola Europacific Partners plc .. 2,908 268,047
Compass Group plc ............ 21,798 738,342
Croda International plc .......... 1,754 70,420
DCC plc .................... 1,285 83,397
Diageo plc .................. 28,259 712,582
Entain plc ................... 8,144 100,869
Halma plc ................... 4,761 209,266
Hikma Pharmaceuticals plc ....... 2,182 59,545
HSBC Holdings plc ............ 224,333 2,713,575
Security
Shares
Shares Value
United Kingdom (continued)
Imperial Brands plc ............ 9,992 $ 394,786
Informa plc .................. 16,919 187,314
InterContinental Hotels Group plc ... 1,895 216,665
International Consolidated Airlines
Group SA ................. 14,621 68,883
Intertek Group plc ............. 2,023 131,775
J Sainsbury plc ............... 20,732 82,511
JD Sports Fashion plc ........... 32,430 39,548
Kingfisher plc ................ 22,366 89,321
Land Securities Group plc ........ 9,146 79,440
Legal & General Group plc ....... 73,837 258,351
Lloyds Banking Group plc ........ 760,496 799,675
London Stock Exchange Group plc .. 6,028 881,578
M&G plc .................... 28,223 99,760
Marks & Spencer Group plc ....... 26,059 126,830
Melrose Industries plc ........... 17,233 125,511
National Grid plc .............. 61,638 904,763
NatWest Group plc ............. 100,096 702,970
Next plc .................... 1,505 257,045
Pearson plc ................. 8,279 121,958
Phoenix Group Holdings plc ...... 9,423 85,251
Reckitt Benckiser Group plc ....... 8,656 589,707
RELX plc ................... 23,447 1,270,773
Rentokil Initial plc .............. 31,528 152,115
Rolls-Royce Holdings plc ........ 107,406 1,423,414
Sage Group plc (The) ........... 12,067 207,224
Schroders plc ................ 10,539 52,412
Segro plc ................... 16,313 152,708
Severn Trent plc .............. 3,499 131,465
Smith & Nephew plc ............ 11,036 169,008
Smiths Group plc .............. 4,286 132,199
Spirax Group plc .............. 917 74,985
SSE plc .................... 13,882 349,551
Standard Chartered plc .......... 25,494 421,889
Tesco plc ................... 85,686 472,432
Unilever plc .................. 31,519 1,923,487
United Utilities Group plc ......... 8,430 132,374
Vodafone Group plc ............ 249,451 267,025
Whitbread plc ................ 2,111 81,920
Wise plc , Class A
(b)
............. 8,872 126,740
WPP plc .................... 13,817 97,285
28,136,955
United States — 9.4%
Amrize Ltd.
(b)
................. 6,547 326,587
CSL Ltd. .................... 6,124 967,351
CyberArk Software Ltd.
(b)
......... 591 240,466
Experian plc ................. 11,689 602,758
Ferrovial SE ................. 6,336 337,979
GSK plc .................... 52,035 992,124
Haleon plc .................. 115,468 593,463
Holcim AG .................. 6,547 486,175
James Hardie Industries plc , CDI
(b)
.. 7,353 197,453
Monday.com Ltd.
(b)
............. 513 161,328
Nestle SA (Registered) .......... 33,184 3,299,365
Novartis AG (Registered) ........ 24,100 2,925,188
QIAGEN NV
(b)
................ 2,674 128,832
Roche Holding AG ............. 9,305 3,046,415
Sanofi SA ................... 14,122 1,367,203
Schneider Electric SE ........... 6,934 1,861,674
Shell plc .................... 76,124 2,655,932
Spotify Technology SA
(b)
......... 1,946 1,493,244
Stellantis NV ................. 25,778 258,196
Swiss Re AG ................. 3,811 659,254

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Tenaris SA .................. 5,253 $ 98,466
22,699,453
Total Common Stocks — 98.8%
(Cost: $ 164,914,088 ) ............................. 238,020,759
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG
(Preference) ............... 733 60,873
Dr. Ing h c F Porsche AG (Preference)
(c)
1,487 73,493
Henkel AG & Co. KGaA (Preference) 2,072 162,825
Porsche Automobil Holding SE
(Preference) ............... 1,872 74,316
Sartorius AG (Preference) ........ 342 87,107
Volkswagen AG (Preference) ...... 2,574 272,106
730,720
Total Preferred Securities — 0.3%
(Cost: $ 772,428 ) ................................ 730,720
Total Long-Term Investments — 99 .1%
(Cost: $ 165,686,516 ) ............................. 238,751,479
Short-Term Securities
Money Market Funds — 1.2%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.47%
(h)
....... 2,835,820 2,836,954
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20% ...... 123,648 123,648
Total Short-Term Securities — 1 .2%
(Cost: $ 2,960,602 ) .............................. 2,960,602
Total Investments — 100.3%
(Cost: $ 168,647,118 ) ............................. 241,712,081
Liabilities in Excess of Other Assets — (0.3) % ............ (837,937)
Net Assets — 100.0% .............................. $ 240,874,144
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
10
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,129,310 $ 1,707,767
(a)
$ — $ (191) $ 68 $ 2,836,954 2,835,820 $ 2,408
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 95,759 — 27,889
(a)
— — 123,648 123,648 2,820 —
$ (191) $ 68 $ 2,960,602 $ 5,228 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
Schedule of Investments
11
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 3 09/11/25 $ 420 $ 23,447
SPI 200 Index ............................................................ 2 09/18/25 281 149
EURO STOXX 50 Index ..................................................... 13 09/19/25 816 2,116
FTSE 100 Index ........................................................... 3 09/19/25 362 (4,756)
$ 20,956
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 25,712 $ — $ — $ — $ 25,712
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,756 $ — $ — $ — $ 4,756
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 112,119 $ — $ — $ — $ 112,119
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 49,231 $ — $ — $ — $ 49,231
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,117,866

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International Index V.I. Fund
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 16,495,574 $ — $ 16,495,574
Austria .............................................. — 598,062 — 598,062
Belgium ............................................. — 1,996,540 — 1,996,540
Brazil ............................................... — 78,492 — 78,492
Chile ............................................... — 120,535 — 120,535
China ............................................... 94,045 1,242,160 — 1,336,205
Denmark ............................................. — 5,446,598 — 5,446,598
Finland .............................................. — 2,533,681 — 2,533,681
France .............................................. — 22,659,136 — 22,659,136
Germany ............................................ 160,368 23,811,866 — 23,972,234
Hong Kong ........................................... 176,933 4,329,006 — 4,505,939
Ireland .............................................. 273,663 775,535 — 1,049,198
Israel ............................................... 592,822 1,339,257 — 1,932,079
Italy ................................................ — 7,550,413 — 7,550,413
Japan ............................................... — 51,833,220 — 51,833,220
Luxembourg .......................................... — 349,127 — 349,127
Macau .............................................. — 185,003 — 185,003
Netherlands ........................................... — 10,079,809 — 10,079,809
New Zealand .......................................... 156,160 509,232 — 665,392
Norway .............................................. 252,899 1,176,619 — 1,429,518
Poland .............................................. — 53,886 — 53,886
Portugal ............................................. — 367,607 — 367,607
Singapore ............................................ 924,388 3,353,689 — 4,278,077
South Africa ........................................... — 416,493 — 416,493
South Korea .......................................... — 66,146 — 66,146
Spain ............................................... 131,863 7,460,430 — 7,592,293
Sweden ............................................. — 7,232,416 — 7,232,416
Switzerland ........................................... — 12,360,678 — 12,360,678
United Kingdom ........................................ — 28,136,955 — 28,136,955
United States .......................................... 2,221,625 20,477,828 — 22,699,453
Preferred Securities ....................................... — 730,720 — 730,720
Short-Term Securities
Money Market Funds ...................................... 2,960,602 — — 2,960,602
$ 7,945,368 $ 233,766,713 $ — $ 241,712,081
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,265 $ 23,447 $ — $ 25,712
Liabilities
Equity contracts ........................................... — (4,756) — (4,756)
$ 2,265 $ 18,691 $ — $ 20,956
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
13
Statement of Assets and Liabilities
BlackRock
International
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 238,751,479
Investments, at value — affiliated
(c)
.......................................................................................... 2,960,602
Cash pledged: –
Futures contracts .................................................................................................... 144,512
Foreign currency, at value
(d)
............................................................................................... 1,338,218
Receivables: –
Securities lending income — affiliated ...................................................................................... 556
Capital shares sold ................................................................................................... 405
Tax reclaims ....................................................................................................... 16,590
Dividends — unaffiliated ............................................................................................... 940,882
Dividends — affiliated ................................................................................................. 504
Variation margin on futures contracts ....................................................................................... 10,534
Prepaid e xpenses ..................................................................................................... 1,029
Total a ssets .........................................................................................................
244,165,311
LIABILITIES
Collateral on securities loaned ............................................................................................. 2,840,361
Payables: –
Investments purchased ................................................................................................ 51,702
Capital shares redeemed ............................................................................................... 128,648
Distribution fees ..................................................................................................... 474
Interest expense .................................................................................................... 222
Investment advisory fees .............................................................................................. 21,026
Printing and postage fees .............................................................................................. 155,676
Professional fees .................................................................................................... 23,729
Transfer agent fees .................................................................................................. 42,880
Variation margin on futures contracts ....................................................................................... 4,692
Other accrued expenses ............................................................................................... 21,757
Total li abilities ........................................................................................................
3,291,167
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 240,874,144
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 175,799,652
Accumulated earnings .................................................................................................. 65,074,492
NET ASSETS ........................................................................................................
$ 240,874,144
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 165,686,516
(b)
  Securities loaned, at value ...................................................................................... $ 2,650,786
(c)
  Investments, at cost — affiliated ................................................................................... $ 2,960,602
(d)
  Foreign currency, at cost ....................................................................................... $ 1,311,473
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
See notes to financial statements.
BlackRock
International
Index V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 238,406,266
Shares outstanding ...................................................................................................
19,301,579
Net asset value .....................................................................................................
$ 12.35
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 2,467,878
Shares outstanding ...................................................................................................
200,813
Net asset value .....................................................................................................
$ 12.29
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
15
Statement of Operations
See notes to financial statements.
BlackRock
International
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 4,869,626
Dividends — affiliated ................................................................................................. 2,820
Interest — unaffiliated ................................................................................................. 3,790
Securities lending income — affiliated — net ................................................................................. 2,408
Foreign taxes withheld ................................................................................................ (387,222)
Foreign withholding tax claims ........................................................................................... 43,322
Total investment income .................................................................................................
4,534,744
EXPENSES
Investment advisory .................................................................................................. 88,383
Professional ....................................................................................................... 58,950
Printing and postage ................................................................................................. 56,293
Transfer agent — class specific .......................................................................................... 55,812
Accounting services .................................................................................................. 20,034
Custodian ......................................................................................................... 14,252
Directors and Officer ................................................................................................. 3,597
Recoupment of past waived and/or reimbursed fees ............................................................................ 2,878
Distribution — class specific ............................................................................................ 2,719
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 2,565
Transfer agent ...................................................................................................... 2,479
Miscellaneous ...................................................................................................... 9,485
Total expenses excluding interest expense .....................................................................................
317,447
Interest expense .................................................................................................... 368
Total expenses .......................................................................................................
317,815
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (53)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (5,786)
Total expenses after fees waived and/or reimbursed ..............................................................................
311,976
Net investment income ..................................................................................................
4,222,768
REALIZED AND UNREALIZED GAIN (LOSS) $ 37,294,314
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (294,780)
Investments — affiliated ............................................................................................. (191)
Foreign currency transactions ......................................................................................... 111,409
Futures contracts .................................................................................................. 112,119
A
(71,443)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 37,176,677
Investments — affiliated ............................................................................................. 68
Foreign currency translations .......................................................................................... 139,781
Futures contracts .................................................................................................. 49,231
A
37,365,757
Net realized and unrealized gain ...........................................................................................
37,294,314
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 41,517,082

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
BlackRock International Index V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,222,768  $ 5,790,312
Net realized loss .................................................................................. (71,443) (943,104)
Net change in unrealized appreciation (depreciation) .......................................................... 37,365,757  2,355,556
Net increase in net assets resulting from operations ............................................................. 41,517,082  7,202,764
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (6,571,152)
Class III ....................................................................................... —  (57,697)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (6,628,849)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (6,333,194) (1,449,318)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 35,183,888  (875,403)
Beginning of period .................................................................................. 205,690,256  206,565,659
End of period ......................................................................................
$ 240,874,144  $ 205,690,256
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock International Index V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 10.26  $ 10.24  $ 8.94  $ 10.70  $ 9.95  $ 9.39
Net investment income
(a)
...................
0 .21  0 .29  0 .27  0 .26  0 .26  0 .19
Net realized and unrealized gain (loss) ..........
1 .88  0 .07  1 .34  ( 1 .80 ) 0 .86  0 .56
Net increase (decrease) from investment operations .. 2.09  0.36  1.61  (1.54) 1.12  0.75
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .34 ) ( 0 .31 ) ( 0 .22 ) ( 0 .37 ) ( 0 .19 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(c)
—
Total distributions .......................... —  (0.34) (0.31) (0.22) (0.37) (0.19)
Net asset value, end of period ................ $ 12.35  $ 10.26  $ 10.24  $ 8.94  $ 10.70  $ 9.95
Total Return
(d)
Based on net asset value .................... 20.37%
(e)
3.43% 18.12% (14.35)% 11.30% 8.03%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.29%
(g)
0.29% 0.29%
(h)
0.32% 0.32% 0.43%
Total expenses after fees waived and/or reimbursed ..
0.28%
(g)
0.27% 0.27% 0.27% 0.27% 0.27%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.27%
(g)
0.27% 0.27% 0.27% 0.27% 0.27%
Net investment income .....................
3.82%
(g)
2.72% 2.78% 2.81% 2.41% 2.14%
Supplemental Data
Net assets, end of period (000) ................ $ 238,406  $ 203,750  $ 204,880  $ 181,598  $ 218,702  $ 202,576
Portfolio turnover rate ....................... 2% 4% 2% 3% 4% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.27%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
BlackRock International Index V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .........................
$ 10.22  $ 10.20  $ 8.91  $ 10.68  $ 10.26
Net investment income
(b)
.................................
0 .20  0 .26  0 .24  0 .23  0 .15
Net realized and unrealized gain (loss) ........................
1 .87  0 .08  1 .34  ( 1 .79 ) 0 .63
Net increase (decrease) from investment operations ................ 2.07  0.34  1.58  (1.56) 0.78
Distributions
(c)
– – – – –
From net investment income .............................. —  ( 0 .32 ) ( 0 .29 ) ( 0 .21 ) ( 0 .35 )
Return of capital ....................................... —  —  —  —  ( 0 .01 )
Total distributions ........................................ —  (0.32) (0.29) (0.21) (0.36)
Net asset value, end of period .............................. $ 12.29  $ 10.22  $ 10.20  $ 8.91  $ 10.68
Total Return
(d)
Based on net asset value .................................. 20.25%
(e)
3.20% 17.83% (14.59)% 7.65%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
0.54%
(g)
0.54% 0.54%
(h)
0.59% 0.50%
(g)
Total expenses after fees waived and/or reimbursed ................
0.53%
(g)
0.52% 0.52% 0.51% 0.49%
(g)
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims ......
0.52%
(g)
0.52% 0.52% 0.51% 0.49%
(g)
Net investment income ...................................
3.62%
(g)
2.43% 2.45% 2.51% 1.59%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 2,468  $ 1,940  $ 1,686  $ 1,099  $ 348
Portfolio turnover rate ..................................... 2% 4% 2% 3% 4%
(i)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2023, the expense ratio would have been 0.52%.
(i)
Portfolio turnover rate is representative of the portfolio for the entire year.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Cowen and Co. LLC ............................... $ 36,177 $ (36,177) $ — $ —
Goldman Sachs & Co. LLC .......................... 511,675 (511,675) — —
J.P. Morgan Securities LLC .......................... 1,367,210 (1,367,210) — —
Toronto-Dominion Bank ............................ 735,724 (735,724) — —
$ 2,650,786 $ (2,650,786) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $2,719.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 53 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 55,253 $ 559 $ 55,812
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 558
Class III ...................................................................................................... 16
$ 574

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the six months ended June 30, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of June 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Class I Class III
Expense Limitations .................................................................................. 0 .27% 0 .52%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 5,161
Class III ...................................................................................................... 51
$ 5,212
Fund Level ............................................................................................................... $ 2, 87 8
Class I .................................................................................................................. 2,540
Class III ................................................................................................................. 25
Expiring December 31,
Fund Level/Share Class 2025 2026 2027
Class I ........................................................................ $ 19,775 $ 53,644 $ 5,161
Class III ....................................................................... 138 463 51

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
24
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $525 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $4,967,023 and $6,891,035, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $9,368,188 and qualified late-year ordinary losses of $54,278.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
Purchases ............................................................................................................... $ 1,451,611
Sales ................................................................................................................... 1,846,060
Net Realized Gain .......................................................................................................... 99,435
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International Index V.I. Fund .................................. $ 171,441,027 $ 97,918,639 $ (27,626,629) $ 70,292,010

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be,

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
26
significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International Index V.I. Fund
Class I
Shares sold .............................................
187,032 $ 2,093,797 532,902 $ 5,764,607
Shares issued in reinvestment of distributions ........................
— — 622,179 6,570,883
Shares redeemed .........................................
(752,238) (8,542,881) (1,304,597) (14,049,521)
(565,206) $ (6,449,084) (149,516) $ (1,714,031)
Class III
Shares sold .............................................
29,689 $ 333,598 26,541 $ 286,064
Shares issued in reinvestment of distributions ........................
— — 5,426 57,082
Shares redeemed .........................................
(18,807) (217,708) (7,335) (78,433)
10,882 $ 115,890 24,632 $ 264,713
(554,324) $ (6,333,194) (124,884) $ (1,449,318)
Class I .......................................................................................................... 790
Class III ......................................................................................................... 1,949

Glossary of Terms Used in these Financial Statements
27
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock International V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Canada — 5.3%
Teck Resources Ltd. , Class B ..... 48,511 $ 1,961,815
Toronto-Dominion Bank (The) ..... 27,136 1,995,918
3,957,733
China — 3.0%
Tencent Holdings Ltd. ........... 34,000 2,190,811
Denmark — 2.6%
Novo Nordisk A/S , Class B ....... 27,885 1,932,265
France — 5.1%
Air Liquide SA ................ 12,767 2,632,570
Cie de Saint-Gobain SA ......... 9,972 1,171,463
3,804,033
Germany — 11.1%
adidas AG .................. 6,670 1,556,978
Beiersdorf AG ................ 16,980 2,134,351
Deutsche Telekom AG (Registered) . 60,654 2,220,155
SAP SE .................... 7,741 2,367,039
8,278,523
India — 3.6%
Axis Bank Ltd. ................ 94,086 1,315,892
HDFC Bank Ltd. .............. 58,871 1,374,371
2,690,263
Italy — 3.2%
FinecoBank Banca Fineco SpA .... 106,143 2,354,628
Japan — 8.4%
Keyence Corp. ............... 4,400 1,759,245
SMC Corp. .................. 6,200 2,221,847
Sony Group Corp. ............. 87,100 2,264,628
6,245,720
Netherlands — 10.1%
ASM International NV ........... 3,253 2,086,726
Koninklijke KPN NV ............ 480,523 2,344,083
Shell plc .................... 88,244 3,099,085
7,529,894
Singapore — 1.9%
United Overseas Bank Ltd. ....... 48,600 1,375,560
Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA . 151,389 2,331,128
Industria de Diseno Textil SA ...... 29,259 1,526,347
3,857,475
Sweden — 4.3%
Assa Abloy AB , Class B ......... 47,644 1,489,525
Atlas Copco AB , Class A ......... 103,612 1,674,993
3,164,518
Switzerland — 4.2%
UBS Group AG (Registered) ...... 45,811 1,555,365
Zurich Insurance Group AG ....... 2,203 1,541,490
3,096,855
Taiwan — 6.9%
MediaTek, Inc. ................ 25,000 1,071,216
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 110,000 4,022,629
5,093,845
United Kingdom — 9.4%
AstraZeneca plc .............. 15,962 2,221,418
British American Tobacco plc ...... 25,298 1,202,828
Security
Shares
Shares Value
United Kingdom (continued)
RELX plc ................... 44,173 $ 2,387,051
Taylor Wimpey plc ............. 731,165 1,192,321
7,003,618
United States — 15.5%
GE Aerospace ................ 6,155 1,584,236
Haleon plc .................. 286,187 1,470,896
Mastercard, Inc. , Class A ......... 2,577 1,448,119
Nestle SA (Registered) .......... 21,411 2,128,818
Otis Worldwide Corp. ........... 15,702 1,554,812
Sanofi SA ................... 16,663 1,613,207
Waste Connections, Inc. ......... 9,303 1,737,835
11,537,923
Total Long-Term Investments — 99.8%
(Cost: $ 70,421,853 ) .............................. 74,113,664
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(a) (b)
.... 234,903 234,903
Total Short-Term Securities — 0 .3%
(Cost: $ 234,903 ) ................................ 234,903
Total Investments — 100.1%
(Cost: $ 70,656,756 ) .............................. 74,348,567
Liabilities in Excess of Other Assets — (0.1) % ............ (92,430)
Net Assets — 100.0% .............................. $ 74,256,137
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 366,700 $ — $ (366,063)
(b)
$ (637) $ — $ — — $ 563
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 733,528 — (498,625)
(b)
— — 234,903 234,903 25,837 —
$ (637) $ — $ 234,903 $ 26,400 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock International V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada ............................................. $ 3,957,733 $ — $ — $ 3,957,733
China ............................................... — 2,190,811 — 2,190,811
Denmark ............................................. — 1,932,265 — 1,932,265
France .............................................. — 3,804,033 — 3,804,033
Germany ............................................ — 8,278,523 — 8,278,523
India ............................................... — 2,690,263 — 2,690,263
Italy ................................................ — 2,354,628 — 2,354,628
Japan ............................................... — 6,245,720 — 6,245,720
Netherlands ........................................... — 7,529,894 — 7,529,894
Singapore ............................................ — 1,375,560 — 1,375,560
Spain ............................................... — 3,857,475 — 3,857,475
Sweden ............................................. — 3,164,518 — 3,164,518
Switzerland ........................................... — 3,096,855 — 3,096,855
Taiwan .............................................. — 5,093,845 — 5,093,845
United Kingdom ........................................ — 7,003,618 — 7,003,618
United States .......................................... 6,325,002 5,212,921 — 11,537,923
Short-Term Securities
Money Market Funds ...................................... 234,903 — — 234,903
$ 10,517,638 $ 63,830,929 $ — $ 74,348,567

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
International V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 74,113,664
Investments, at value — affiliated
(b)
.......................................................................................... 234,903
Foreign currency, at value
(c)
............................................................................................... 40,705
Receivables: –
Securities lending income — affiliated ...................................................................................... 42
Capital shares sold ................................................................................................... 42,939
Dividends — unaffiliated ............................................................................................... 142,706
Dividends — affiliated ................................................................................................. 732
Prepaid e xpenses ..................................................................................................... 688
Total a ssets .........................................................................................................
74,576,379
LIABILITIES
Payables: –
Capital shares redeemed ............................................................................................... 178,282
Interest expense .................................................................................................... 85
Investment advisory fees .............................................................................................. 39,956
Printing and postage fees .............................................................................................. 24,363
Professional fees .................................................................................................... 20,063
Transfer agent fees .................................................................................................. 45,205
Other accrued expenses ............................................................................................... 12,288
Total li abilities ........................................................................................................
320,242
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 74,256,137
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 72,274,167
Accumulated earnings .................................................................................................. 1,981,970
NET ASSETS ........................................................................................................
$ 74,256,137
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 70,421,853
(b)
  Investments, at cost — affiliated ................................................................................... $ 234,903
(c)
  Foreign currency, at cost ....................................................................................... $ 40,694

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
International V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 74,256,137
Shares outstanding ...................................................................................................
6,854,850
Net asset value .....................................................................................................
$ 10.83
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
7
Statement of Operations
See notes to financial statements.
BlackRock
International V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 991,860
Dividends — affiliated ................................................................................................. 25,837
Interest — unaffiliated ................................................................................................. 16
Securities lending income — affiliated — net ................................................................................. 563
Foreign taxes withheld ................................................................................................ (98,023)
Total investment income .................................................................................................
920,253
EXPENSES
Investment advisory .................................................................................................. 277,563
Transfer agent — class specific .......................................................................................... 69,457
Professional ....................................................................................................... 47,591
Accounting services .................................................................................................. 16,147
Printing and postage ................................................................................................. 8,133
Custodian ......................................................................................................... 4,067
Directors and Officer ................................................................................................. 3,728
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 1,788
Total expenses excluding interest expense .....................................................................................
430,954
Interest expense .................................................................................................... 662
Total expenses .......................................................................................................
431,616
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (41,920)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (69,457)
Total expenses after fees waived and/or reimbursed ..............................................................................
320,239
Net investment income ..................................................................................................
600,014
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,888,889
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 7,888,793
Investments — affiliated ............................................................................................. (637)
Foreign currency transactions ......................................................................................... (66,443)
A
7,821,713
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (2,943,652)
Foreign currency translations .......................................................................................... 10,828
A
(2,932,824)
Net realized and unrealized gain ...........................................................................................
4,888,889
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 5,488,903

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
BlackRock International V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 600,014  $ 511,937
Net realized gain .................................................................................. 7,821,713  2,984,515
Net change in unrealized appreciation (depreciation) .......................................................... (2,932,824) (3,126,415)
Net increase in net assets resulting from operations ............................................................. 5,488,903  370,037
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (439,144)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (5,239,828) (7,648,710)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 249,075  (7,717,817)
Beginning of period .................................................................................. 74,007,062  81,724,879
End of period ......................................................................................
$ 74,256,137  $ 74,007,062
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock International V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 10.07  $ 10.09  $ 8.55  $ 11.88  $ 14.27  $ 12.02
Net investment income
(a)
....................
0 .08  0 .07  0 .10  0 .07  0 .11  0 .05
Net realized and unrealized gain (loss) ...........
0 .68  ( 0 .03 ) 1 .52  ( 3 .01 ) 1 .12  2 .46
Net increase (decrease) from investment operations ... 0.76  0.04  1.62  (2.94) 1.23  2.51
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .06 ) ( 0 .08 ) ( 0 .08 ) ( 0 .11 ) ( 0 .06 )
From net realized gain ...................... —  —  —  ( 0 .31 ) ( 3 .51 ) ( 0 .20 )
Total distributions ........................... —  (0.06) (0.08) (0.39) (3.62) (0.26)
Net asset value, end of period ................. $ 10.83  $ 10.07  $ 10.09  $ 8.55  $ 11.88  $ 14.27
Total Return
(c)
Based on net asset value ..................... 7.55%
(d)
0.37% 19.02% (24.62)% 8.68% 21.32%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.17%
(f)
1.18% 1.17% 1.17% 1.12% 1.14%
Total expenses after fees waived and/or reimbursed ...
0.87%
(f)
0.86% 0.86% 0.90% 0.93% 0.93%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
0.86%
(f)
0.86% 0.86% 0.90% 0.93% 0.93%
Net investment income ......................
1.62%
(f)
0.65% 1.02% 0.77% 0.69% 0.43%
Supplemental Data
Net assets, end of period (000) ................. $ 74,256  $ 74,007  $ 81,725  $ 74,381  $ 103,072  $ 102,753
Portfolio turnover rate ........................ 80% 61% 102% 102% 80% 98%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock International
V.I. Fund (the “Fund”). The Fund is classified as diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent  in the Statement of Operations.
For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 440 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses at 0.08% of average daily net assets. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2025, expense reimbursements were $39,850.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.75%
$1 billion - $3 billion ..................................................................................................... 0.71
$3 billion - $5 billion ..................................................................................................... 0.68
$5 billion - $10 billion .................................................................................................... 0.65
Greater than $10 billion ................................................................................................... 0.64
Class I
Transfer agent fees - class specific ......................................................................................... $ 69,457

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”), to 0.86% of average daily net assets.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $41,480, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of
Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $121 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $59,095,347 and $63,246,342, respectively.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 29,607
Purchases ............................................................................................................... $ 337,024
Sales ................................................................................................................... 1,740,165
Net Realized Gain .......................................................................................................... 265,293

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $10,232,530.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock International V.I. Fund ...................................... $ 70,656,756 $ 5,696,577 $ (2,004,766) $ 3,691,811

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock International V.I. Fund
Class I
Shares sold .............................................
332,450 $ 3,448,494 429,627 $ 4,385,694
Shares issued in reinvestment of distributions ........................
— — 41,919 439,144
Shares redeemed .........................................
(828,330) (8,688,322) (1,222,865) (12,473,548)
(495,880) $ (5,239,828) (751,319) $ (7,648,710)

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Axon Enterprise, Inc.
(a)
................. 2,453 $ 2,030,937
TransDigm Group, Inc.
(b)
................ 3,418 5,197,547
7,228,484
Automobiles — 3.7%
Ferrari NV
(b)
........................ 8,625 4,232,632
Tesla, Inc.
(a)
......................... 17,722 5,629,571
9,862,203
Broadline Retail — 9.2%
Amazon.com, Inc.
(a)
................... 113,427 24,884,750
Building Products — 1.6%
Trane Technologies plc ................. 9,805 4,288,805
Capital Markets — 4.1%
Blue Owl Capital, Inc. , Class A
(b)
........... 113,616 2,182,563
KKR & Co., Inc. ...................... 42,354 5,634,353
S&P Global, Inc. ..................... 5,941 3,132,630
10,949,546
Chemicals — 0.7%
Sherwin-Williams Co. (The) .............. 5,703 1,958,182
Commercial Services & Supplies — 0.3%
Copart, Inc.
(a) (b)
...................... 18,972 930,956
Electrical Equipment — 0.8%
Vertiv Holdings Co. , Class A ............. 16,787 2,155,619
Entertainment — 6.1%
(a)
Netflix, Inc. ......................... 7,878 10,549,666
Spotify Technology SA ................. 7,756 5,951,489
16,501,155
Financial Services — 4.1%
Visa, Inc. , Class A .................... 31,572 11,209,639
Health Care Equipment & Supplies — 3.2%
(a)
Boston Scientific Corp. ................. 32,373 3,477,184
Intuitive Surgical, Inc. .................. 9,321 5,065,125
8,542,309
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc. ........... 11,164 2,973,420
Interactive Media & Services — 7.5%
Meta Platforms, Inc. , Class A ............. 27,504 20,300,427
IT Services — 0.4%
Shopify, Inc. , Class A
(a)
................. 9,009 1,039,188
Life Sciences Tools & Services — 1.2%
Danaher Corp. ...................... 16,681 3,295,165
Media — 1.2%
Charter Communications, Inc. , Class A
(a)
..... 8,200 3,352,242
Pharmaceuticals — 3.0%
Eli Lilly & Co. ....................... 10,249 7,989,403
Real Estate Management & Development — 0.2%
CoStar Group, Inc.
(a)
................... 7,826 629,210
Semiconductors & Semiconductor Equipment — 21.8%
ASM International NV .................. 3,650 2,341,394
ASML Holding NV (Registered), NYRS , ADR .. 2,306 1,848,005
Broadcom, Inc. ...................... 59,091 16,288,434
NVIDIA Corp. ....................... 210,768 33,299,235
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 22,766 $ 5,156,271
58,933,339
Software — 19.2%
AppLovin Corp. , Class A
(a)
............... 15,912 5,570,473
Cadence Design Systems, Inc.
(a)
.......... 18,478 5,693,996
Fair Isaac Corp.
(a)
..................... 1,658 3,030,758
Intuit, Inc. .......................... 11,901 9,373,584
Microsoft Corp. ...................... 56,971 28,337,945
52,006,756
Specialty Retail — 1.0%
Carvana Co. , Class A
(a)
................. 8,150 2,746,224
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. ......................... 74,128 15,208,842
Total Common Stocks — 98 .7%
(Cost: $ 148,558,118 ) .............................. 266,985,864
Preferred Securities
Preferred Stocks — 1.5%
Interactive Media & Services — 1.5%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (c) (d)
................ 17,396 4,036,568
Total Preferred Securities — 1 .5%
(Cost: $ 1,906,152 ) ............................... 4,036,568
Total Long-Term Investments — 100.2%
(Cost: $ 150,464,270 ) .............................. 271,022,432
Short-Term Securities
Money Market Funds — 1.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 3,985,308 3,986,902
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 442,564 442,564
Total Short-Term Securities — 1 .6%
(Cost: $ 4,429,466 ) ............................... 4,429,466
Total Investments — 101 .8%
(Cost: $ 154,893,736 ) .............................. 275,451,898
Liabilities in Excess of Other Assets — (1.8) % ............. (4,854,034)
Net Assets — 100.0% ...............................
$ 270,597,864
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,036,568, representing 1.49% of its net assets as of period end, and an original cost of $1,906,152.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 3,987,556
(a)
$ — $ (654) $ — $ 3,986,902 3,985,308 $ 3,651
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 336,790 105,774
(a)
— — — 442,564 442,564 11,406 —
$ (654) $ — $ 4,429,466 $ 15,057 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,228,484 $ — $ — $ 7,228,484
Automobiles .......................................... 9,862,203 — — 9,862,203
Broadline Retail ........................................ 24,884,750 — — 24,884,750
Building Products ....................................... 4,288,805 — — 4,288,805
Capital Markets ........................................ 10,949,546 — — 10,949,546
Chemicals ............................................ 1,958,182 — — 1,958,182
Commercial Services & Supplies ............................. 930,956 — — 930,956
Electrical Equipment ..................................... 2,155,619 — — 2,155,619
Entertainment ......................................... 16,501,155 — — 16,501,155
Financial Services ...................................... 11,209,639 — — 11,209,639
Health Care Equipment & Supplies ........................... 8,542,309 — — 8,542,309
Hotels, Restaurants & Leisure .............................. 2,973,420 — — 2,973,420
Interactive Media & Services ............................... 20,300,427 — — 20,300,427
IT Services ........................................... 1,039,188 — — 1,039,188
Life Sciences Tools & Services .............................. 3,295,165 — — 3,295,165
Media ............................................... 3,352,242 — — 3,352,242
Pharmaceuticals ....................................... 7,989,403 — — 7,989,403
Real Estate Management & Development ....................... 629,210 — — 629,210
Semiconductors & Semiconductor Equipment .................... 56,591,945 2,341,394 — 58,933,339
Software ............................................. 52,006,756 — — 52,006,756
Specialty Retail ........................................ 2,746,224 — — 2,746,224
Technology Hardware, Storage & Peripherals .................... 15,208,842 — — 15,208,842
Preferred Securities ....................................... — — 4,036,568 4,036,568
Short-Term Securities
Money Market Funds ...................................... 4,429,466 — — 4,429,466
$ 269,073,936 $ 2,341,394 $ 4,036,568 $ 275,451,898
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ................................................................................... $ 3,143,457 $ 3,143,457
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 893,111 893,111
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2025 .......................................................................................
$ 4,036,568 $ 4,036,568
Net change in unrealized appreciation on investments still held at June 30, 2025
(b)
..........................................................
$ 893,111 $ 893,111
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Large Cap Focus Growth V.I. Fund
Schedule of Investments
5
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 4,036,568 Market Revenue Multiple 1.50x —
$ 4,036,568

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
6
BlackRock
Large Cap
Focus Growth
V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 271,022,432
Investments, at value — affiliated
(c)
.......................................................................................... 4,429,466
Receivables: –
Securities lending income — affiliated ...................................................................................... 395
Capital shares sold ................................................................................................... 38,887
Dividends — unaffiliated ............................................................................................... 47,806
Dividends — affiliated ................................................................................................. 3,122
Prepaid e xpenses ..................................................................................................... 881
Total a ssets .........................................................................................................
275,542,989
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,991,587
Payables: –
Investments purchased ................................................................................................ 136,616
Capital shares redeemed ............................................................................................... 366,543
Distribution fees ..................................................................................................... 28,658
Interest expense .................................................................................................... 274
Investment advisory fees .............................................................................................. 138,940
Directors' and Officer's fees ............................................................................................. 39
Professional fees .................................................................................................... 63,458
Reorganization costs ................................................................................................. 5,445
Transfer agent fees .................................................................................................. 159,212
Other accrued expenses ............................................................................................... 54,353
Total li abilities ........................................................................................................
4,945,125
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 270,597,864
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 121,451,697
Accumulated earnings .................................................................................................. 149,146,167
NET ASSETS ........................................................................................................
$ 270,597,864
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 150,464,270
(b)
  Securities loaned, at value ...................................................................................... $ 3,939,511
(c)
  Investments, at cost — affiliated ................................................................................... $ 4,429,466
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
7
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Large
Cap Focus
Growth V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 122,959,266
Shares outstanding ...................................................................................................
4,937,886
Net asset value .....................................................................................................
$ 24.90
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 147,638,598
Shares outstanding ...................................................................................................
6,164,813
Net asset value .....................................................................................................
$ 23.95
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock
Large Cap
Focus Growth
V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 286,110
Dividends — affiliated ................................................................................................. 11,406
Securities lending income — affiliated — net ................................................................................. 3,651
Foreign taxes withheld ................................................................................................ (15,252)
Total investment income .................................................................................................
285,915
EXPENSES
Investment advisory .................................................................................................. 816,878
Transfer agent — class specific .......................................................................................... 254,455
Distribution — class specific ............................................................................................ 170,992
Professional ....................................................................................................... 32,304
Accounting services .................................................................................................. 18,307
Printing and postage ................................................................................................. 9,017
Directors and Officer ................................................................................................. 4,251
Transfer agent ...................................................................................................... 2,718
Custodian ......................................................................................................... 877
Miscellaneous ...................................................................................................... 2,052
Total expenses excluding interest expense .....................................................................................
1,311,851
Interest expense .................................................................................................... 571
Total expenses .......................................................................................................
1,312,422
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (202)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (166,480)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,145,740
Net investment loss ....................................................................................................
(859,825)
REALIZED AND UNREALIZED GAIN (LOSS) $ 18,164,384
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 20,381,106
Investments — affiliated ............................................................................................. (654)
Foreign currency transactions ......................................................................................... (204)
A
20,380,248
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (2,218,879)
Foreign currency translations .......................................................................................... 3,015
A
(2,215,864)
Net realized and unrealized gain ...........................................................................................
18,164,384
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 17,304,559

Statements of Changes in Net Assets
9
Statements of Changes in Net Assets
BlackRock Large Cap Focus Growth V.I.
Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment loss ................................................................................ $ (859,825) $ (1,016,513)
Net realized gain .................................................................................. 20,380,248  27,532,534
Net change in unrealized appreciation (depreciation) .......................................................... (2,215,864) 43,538,101
Net increase in net assets resulting from operations ............................................................. 17,304,559  70,054,122
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (9,533,811)
Class III ....................................................................................... —  (11,559,534)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (21,093,345)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (21,224,189) (15,252,770)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (3,919,630) 33,708,007
Beginning of period .................................................................................. 274,517,494  240,809,487
End of period ......................................................................................
$ 270,597,864  $ 274,517,494
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 23.21  $ 19.02  $ 12.67  $ 21.82  $ 21.58  $ 15.91
Net investment loss
(a)
......................
( 0 .06 ) ( 0 .06 ) ( 0 .02 ) ( 0 .02 ) ( 0 .09 ) ( 0 .06 )
Net realized and unrealized gain (loss) ...........
1 .75  6 .13  6 .70  ( 8 .23 ) 3 .89  6 .97
Net increase (decrease) from investment operations ... 1.69  6.07  6.68  (8.25) 3.80  6.91
Distributions from net realized gain
(b)
............ —  (1.88) (0.33) (0.90) (3.56) (1.24)
Net asset value, end of period ................. $ 24.90  $ 23.21  $ 19.02  $ 12.67  $ 21.82  $ 21.58
Total Return
(c)
Based on net asset value ..................... 7.28%
(d)
31.71% 52.86% (38.11)% 18.09% 43.74%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.91%
(f)
0.96% 0.93% 0.91% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed ...
0.78%
(f)
0.78% 0.83% 0.79% 0.77% 0.78%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
0.77%
(f)
0.78% 0.83% 0.79% 0.77% 0.78%
Net investment loss .........................
(0.55)%
(f)
(0.25)% (0.15)% (0.11)% (0.40)% (0.35)%
Supplemental Data
Net assets, end of period (000) ................. $ 122,959  $ 124,664  $ 106,676  $ 87,220  $ 150,211  $ 139,807
Portfolio turnover rate ........................ 17% 27% 27% 50% 52% 54%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
11
Financial Highlights
BlackRock Large Cap Focus Growth V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 22.35  $ 18.37  $ 12.25  $ 21.19  $ 21.10  $ 15.61
Net investment loss
(a)
......................
( 0 .09 ) ( 0 .11 ) ( 0 .06 ) ( 0 .05 ) ( 0 .15 ) ( 0 .11 )
Net realized and unrealized gain (loss) ...........
1 .69  5 .91  6 .47  ( 7 .99 ) 3 .80  6 .84
Net increase (decrease) from investment operations ... 1.60  5.80  6.41  (8.04) 3.65  6.73
Distributions from net realized gain
(b)
............ —  (1.82) (0.29) (0.90) (3.56) (1.24)
Net asset value, end of period ................. $ 23.95  $ 22.35  $ 18.37  $ 12.25  $ 21.19  $ 21.10
Total Return
(c)
Based on net asset value ..................... 7.16%
(d)
31.39% 52.47% (38.25)% 17.78% 43.43%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.16%
(f)
1.22% 1.21% 1.18% 1.16% 1.16%
Total expenses after fees waived and/or reimbursed ...
1.03%
(f)
1.03% 1.08% 1.04% 1.02% 1.03%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ................
1.02%
(f)
1.03% 1.08% 1.04% 1.02% 1.03%
Net investment loss .........................
(0.80)%
(f)
(0.50)% (0.40)% (0.36)% (0.65)% (0.60)%
Supplemental Data
Net assets, end of period (000) ................. $ 147,639  $ 149,854  $ 134,133  $ 83,884  $ 162,772  $ 146,794
Portfolio turnover rate ........................ 17% 27% 27% 50% 52% 54%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Large
Cap Focus Growth V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 2,778,876 $ (2,778,876) $ — $ —
Goldman Sachs & Co. LLC .......................... 1,017,830 (1,017,830) — —
State Street Bank & Trust Co. ........................ 142,805 (142,805) — —
$ 3,939,511 $ (3,939,511) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $170,992.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 202 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.65%
$1 billion - $3 billion ..................................................................................................... 0.61
$3 billion - $5 billion ..................................................................................................... 0.59
$5 billion - $10 billion .................................................................................................... 0.57
Greater than $10 billion ................................................................................................... 0.55
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 115,584 $ 138,871 $ 254,455
Class I ................................................................................................................
0 .07%
Class III ...............................................................................................................
0 .07

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $815 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $44,533,330 and $65,845,413, respectively.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 75,489
Class III ...................................................................................................... 90,991
$ 166,480
Class I Class III
Expense Limitations .................................................................................. 0 .79% 1 .04%

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Large Cap Focus Growth V.I. Fund .............................. $ 154,928,338 $ 121,717,885 $ (1,194,325) $ 120,523,560

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
As of period end, the Fund’s investments had the following industry classifications:
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 21 .7%
Software ........................................................................................................... 19 .2
Broadline Retail ....................................................................................................... 9 .2
Interactive Media & Services .............................................................................................. 9 .0
Entertainment ........................................................................................................ 6 .1
Technology Hardware, Storage & Peripherals ................................................................................... 5 .6
Other
(a)
............................................................................................................. 29 .2
(a)
All other industries held were less than 5% of long-term investments.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Large Cap Focus Growth V.I. Fund
Class I
Shares sold .............................................
191,233 $ 4,040,079 320,271 $ 7,288,808
Shares issued in reinvestment of distributions ........................
— — 398,791 9,533,811
Shares redeemed .........................................
(624,211) (13,895,683) (957,627) (21,040,206)
(432,978) $ (9,855,604) (238,565) $ (4,217,587)
Class III
Shares sold .............................................
441,676 $ 9,588,495 860,163 $ 18,304,995
Shares issued in reinvestment of distributions ........................
— — 502,182 11,559,534
Shares redeemed .........................................
(981,519) (20,957,080) (1,960,377) (40,899,712)
(539,843) $ (11,368,585) (598,032) $ (11,035,183)
(972,821) $ (21,224,189) (836,597) $ (15,252,770)

Glossary of Terms Used in these Financial Statements
19
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE .......................... 645 $ 134,934
Axon Enterprise, Inc.
(a)
................. 56 46,365
BAE Systems plc ..................... 4,626 120,058
Dassault Aviation SA .................. 69 24,396
HEICO Corp. , Class A .................. 182 47,093
Lockheed Martin Corp. ................. 150 69,471
Rheinmetall AG ...................... 73 154,592
Rolls-Royce Holdings plc ............... 6,848 90,754
Safran SA .......................... 813 265,139
Thales SA .......................... 200 59,055
1,011,857
Air Freight & Logistics — 0.8%
FedEx Corp. ........................ 2,666 606,009
United Parcel Service, Inc. , Class B ........ 5,496 554,766
1,160,775
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 380 25,924
BorgWarner, Inc. ..................... 566 18,950
Cie Generale des Etablissements Michelin SCA 1,165 43,331
88,205
Automobiles — 0.9%
Ferrari NV ......................... 121 59,279
Tesla, Inc.
(a)
......................... 4,015 1,275,405
1,334,684
Banks — 4.9%
ANZ Group Holdings Ltd. ............... 581 11,142
Banco Bilbao Vizcaya Argentaria SA ........ 9,907 152,550
Banco BPM SpA ..................... 1,170 13,657
Banco de Sabadell SA ................. 8,427 26,828
Banco Santander SA .................. 29,863 247,292
Bank of America Corp. ................. 16,360 774,155
Bank of Ireland Group plc ............... 1,406 20,036
Barclays plc ........................ 31,637 146,187
BNP Paribas SA ..................... 2,400 215,284
Citigroup, Inc. ....................... 4,096 348,651
Citizens Financial Group, Inc. ............ 7,693 344,262
Commonwealth Bank of Australia .......... 3,341 406,627
Credit Agricole SA .................... 2,332 44,117
DBS Group Holdings Ltd. ............... 3,200 112,967
FinecoBank Banca Fineco SpA ........... 1,595 35,383
HSBC Holdings plc ................... 39,522 478,066
Intesa Sanpaolo SpA .................. 71,593 412,405
Japan Post Bank Co. Ltd. ............... 3,700 39,888
JPMorgan Chase & Co. ................ 4,177 1,210,954
Mitsubishi UFJ Financial Group, Inc. ........ 22,800 310,846
Mizuho Financial Group, Inc. ............. 4,700 130,472
NatWest Group plc .................... 12,079 84,830
NU Holdings Ltd. , Class A
(a)
.............. 4,605 63,180
Resona Holdings, Inc. ................. 8,000 73,886
Societe Generale SA .................. 925 52,914
Standard Chartered plc ................. 5,978 98,927
Sumitomo Mitsui Financial Group, Inc. ....... 15,300 385,269
Truist Financial Corp. .................. 9,114 391,811
UniCredit SpA ....................... 861 57,759
US Bancorp ........................ 11,911 538,973
Wells Fargo & Co. .................... 2,232 178,828
7,408,146
Beverages — 0.1%
Coca-Cola HBC AG ................... 1,000 52,243
Monster Beverage Corp.
(a)
............... 1,019 63,830
Security
Shares
Shares Value
Beverages (continued)
Primo Brands Corp. , Class A ............. 3,060 $ 90,637
206,710
Biotechnology — 1.5%
AbbVie, Inc. ........................ 3,452 640,760
ADMA Biologics, Inc.
(a)
................. 568 10,343
Alkermes plc
(a)
....................... 2,768 79,193
Alnylam Pharmaceuticals, Inc.
(a)
........... 151 49,240
Amgen, Inc. ........................ 766 213,875
Argenx SE
(a)
........................ 227 125,663
BioMarin Pharmaceutical, Inc.
(a)
........... 2,128 116,976
Bridgebio Pharma, Inc.
(a)
................ 675 29,147
CSL Ltd. ........................... 168 26,537
Exact Sciences Corp.
(a)
................. 862 45,807
Exelixis, Inc.
(a)
....................... 1,928 84,977
Genmab A/S
(a)
....................... 90 18,690
Gilead Sciences, Inc. .................. 2,056 227,949
GRAIL, Inc.
(a)
....................... 41 2,108
Incyte Corp.
(a)
....................... 584 39,770
Natera, Inc.
(a)
....................... 1,053 177,894
Neurocrine Biosciences, Inc.
(a)
............ 722 90,748
Regeneron Pharmaceuticals, Inc. .......... 241 126,525
Sarepta Therapeutics, Inc.
(a)
............. 134 2,291
United Therapeutics Corp.
(a)
.............. 398 114,365
Vertex Pharmaceuticals, Inc.
(a)
............ 28 12,466
2,235,324
Broadline Retail — 2.1%
Amazon.com, Inc.
(a)
................... 12,842 2,817,406
Coupang, Inc. , Class A
(a)
................ 1,593 47,726
Global-e Online Ltd.
(a)
.................. 325 10,901
MercadoLibre, Inc.
(a)
................... 18 47,045
Prosus NV , Class N ................... 4,322 242,492
Rakuten Group, Inc.
(a)
.................. 11,300 62,265
Takashimaya Co. Ltd. .................. 1,400 10,942
Wesfarmers Ltd. ..................... 475 26,509
3,265,286
Building Products — 0.0%
AZEK Co., Inc. (The) , Class A
(a)
........... 205 11,142
Kingspan Group plc ................... 176 14,997
26,139
Capital Markets — 3.9%
3i Group plc ........................ 2,831 160,212
Ameriprise Financial, Inc. ............... 610 325,575
Amundi SA
(b) (c)
....................... 567 45,959
Ares Management Corp. , Class A .......... 263 45,552
Blackstone, Inc. , Class A ................ 1,094 163,640
Blue Owl Capital, Inc. , Class A
(d)
........... 2,955 56,766
Carlyle Group, Inc. (The) ................ 319 16,397
Charles Schwab Corp. (The) ............. 5,438 496,163
CME Group, Inc. , Class A ............... 851 234,553
Daiwa Securities Group, Inc. ............. 6,100 43,322
Deutsche Bank AG (Registered) ........... 12,238 362,801
Euronext NV
(b) (c)
...................... 371 63,568
Futu Holdings Ltd. , ADR ................ 180 22,246
Goldman Sachs Group, Inc. (The) ......... 445 314,949
Hong Kong Exchanges & Clearing Ltd. ...... 1,700 91,437
Houlihan Lokey, Inc. , Class A ............. 546 98,253
HUB24 Ltd. ......................... 376 22,066
Interactive Brokers Group, Inc. , Class A ...... 599 33,191
Intercontinental Exchange, Inc. ........... 1,604 294,286
Invesco Ltd. ........................ 2,492 39,299
Janus Henderson Group plc
(d)
............ 8,928 346,763
Jefferies Financial Group, Inc. ............ 1,877 102,653
KKR & Co., Inc. ...................... 1,028 136,755

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
London Stock Exchange Group plc ......... 1,067 $ 156,046
Macquarie Group Ltd. .................. 1,418 213,275
MarketAxess Holdings, Inc. .............. 210 46,901
Moody's Corp. ....................... 720 361,145
Morgan Stanley ...................... 4,453 627,250
MSCI, Inc. ......................... 375 216,277
Nomura Holdings, Inc. ................. 30,400 200,327
S&P Global, Inc. ..................... 431 227,262
Schroders plc ....................... 8,796 43,744
St. James's Place plc .................. 2,147 34,985
Swissquote Group Holding SA (Registered) ... 24 13,640
UBS Group AG (Registered) ............. 5,552 188,500
XP, Inc. , Class A
(d)
.................... 217 4,383
5,850,141
Chemicals — 0.1%
Air Liquide SA ....................... 898 185,169
Commercial Services & Supplies — 0.9%
Cintas Corp. ........................ 1,660 369,964
GFL Environmental, Inc. ................ 1,217 61,433
MSA Safety, Inc. ..................... 9 1,508
RB Global, Inc. ...................... 260 27,609
Secom Co. Ltd. ...................... 400 14,370
Securitas AB , Class B .................. 1,944 29,106
Waste Connections, Inc.
(d)
............... 2,370 442,527
Waste Management, Inc. ................ 2,107 482,124
1,428,641
Communications Equipment — 0.7%
Arista Networks, Inc.
(a)
................. 2,162 221,194
Ciena Corp.
(a)
....................... 486 39,526
Cisco Systems, Inc. ................... 8,049 558,440
Juniper Networks, Inc. ................. 462 18,448
Motorola Solutions, Inc. ................ 418 175,752
Telefonaktiebolaget LM Ericsson , Class B .... 3,993 34,122
1,047,482
Construction & Engineering — 0.1%
Bouygues SA ....................... 588 26,592
Eiffage SA ......................... 220 30,913
Ferrovial SE ........................ 721 38,460
Vinci SA ........................... 868 128,004
223,969
Consumer Finance — 0.2%
Ally Financial, Inc. .................... 849 33,069
American Express Co. ................. 695 221,691
Capital One Financial Corp. .............. 165 35,105
OneMain Holdings, Inc. ................. 319 18,183
308,048
Consumer Staples Distribution & Retail — 2.8%
Aeon Co. Ltd. ....................... 900 27,588
BJ's Wholesale Club Holdings, Inc.
(a)
........ 654 70,521
Costco Wholesale Corp. ................ 1,162 1,150,310
Dollar General Corp. .................. 1,045 119,527
George Weston Ltd. ................... 136 27,276
Kroger Co. (The) ..................... 3,618 259,519
Seven & i Holdings Co. Ltd. .............. 3,000 48,286
Sprouts Farmers Market, Inc.
(a)
............ 1,187 195,428
Sysco Corp. ........................ 4,029 305,156
Target Corp. ........................ 1,685 166,225
US Foods Holding Corp.
(a)
............... 2,984 229,798
Walgreens Boots Alliance, Inc. ............ 1,041 11,951
Walmart, Inc. ........................ 16,685 1,631,459
4,243,044
Security
Shares
Shares Value
Diversified REITs — 0.0%
Land Securities Group plc ............... 3,084 $ 26,787
Mirvac Group
(e)
...................... 29,151 42,297
69,084
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 21,380 618,737
Deutsche Telekom AG (Registered) ........ 1,653 60,506
Frontier Communications Parent, Inc.
(a)
...... 357 12,995
Singapore Telecommunications Ltd. ........ 49,700 149,835
Sunrise Communications AG , ADR, Class A
(a)
.. 1,315 74,363
Verizon Communications, Inc. ............ 8,772 379,564
1,296,000
Electric Utilities — 1.3%
Chubu Electric Power Co., Inc. ............ 4,000 49,498
Duke Energy Corp. ................... 3,898 459,964
Edison International ................... 4,076 210,321
Enel SpA .......................... 16,442 156,046
Entergy Corp. ....................... 4,280 355,754
Iberdrola SA ........................ 16,333 314,215
Kansai Electric Power Co., Inc. (The) ....... 5,300 62,857
PG&E Corp. ........................ 6,605 92,074
SSE plc ........................... 3,208 80,778
Tohoku Electric Power Co., Inc. ........... 4,700 34,316
Xcel Energy, Inc. ..................... 2,339 159,286
1,975,109
Electrical Equipment — 0.3%
ABB Ltd. (Registered) .................. 4,458 267,163
Schneider Electric SE .................. 301 80,814
Siemens Energy AG
(a)
.................. 1,508 176,256
524,233
Electronic Equipment, Instruments & Components — 0.4%
Badger Meter, Inc. .................... 62 15,187
Flex Ltd.
(a)
.......................... 1,852 92,452
Hexagon AB , Class B .................. 1,363 13,738
Keyence Corp. ...................... 500 199,914
Kyocera Corp. ....................... 1,400 16,815
Murata Manufacturing Co. Ltd. ............ 5,900 87,206
Teledyne Technologies, Inc.
(a)
............. 250 128,077
553,389
Entertainment — 0.9%
Netflix, Inc.
(a)
........................ 269 360,226
Nintendo Co. Ltd. ..................... 700 67,221
ROBLOX Corp. , Class A
(a)
............... 1,573 165,480
Sea Ltd. , ADR, Class A
(a) (d)
............... 1,907 305,005
Spotify Technology SA
(a)
................ 405 310,773
Walt Disney Co. (The) ................. 1,287 159,601
1,368,306
Financial Services — 2.0%
Berkshire Hathaway, Inc. , Class B
(a)
........ 1,491 724,283
Block, Inc. , Class A
(a)
.................. 678 46,056
Edenred SE ........................ 573 17,798
Fidelity National Information Services, Inc. .... 1,803 146,782
Fiserv, Inc.
(a)
........................ 1,472 253,787
Global Payments, Inc. ................. 1,475 118,059
Industrivarden AB , Class A .............. 2,764 100,481
M&G plc ........................... 9,749 34,460
Mastercard, Inc. , Class A ................ 1,158 650,726
ORIX Corp. ......................... 12,100 273,057
Remitly Global, Inc.
(a)
.................. 5,428 101,884
Toast, Inc. , Class A
(a)
.................. 1,513 67,011
Visa, Inc. , Class A .................... 1,339 475,412
3,009,796

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.2%
Cal-Maine Foods, Inc. .................. 237 $ 23,612
Chocoladefabriken Lindt & Spruengli AG ..... 1 16,854
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 166,726
Hershey Co. (The) .................... 207 34,352
Kellanova .......................... 372 29,585
Kerry Group plc , Class A ................ 268 29,610
300,739
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. , Class A ...... 1,170 48,682
Snam SpA ......................... 8,457 51,196
99,878
Ground Transportation — 0.1%
TFI International, Inc. .................. 320 28,725
Uber Technologies, Inc.
(a)
............... 1,015 94,700
123,425
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp.
(a)
................ 3,102 333,186
Dexcom, Inc.
(a)
...................... 208 18,156
EssilorLuxottica SA ................... 620 170,247
Insulet Corp.
(a)
....................... 339 106,507
Intuitive Surgical, Inc.
(a)
................. 41 22,280
Medtronic plc ....................... 709 61,804
Penumbra, Inc.
(a)
..................... 138 35,415
ResMed, Inc.
(d)
...................... 55 14,190
Terumo Corp. ....................... 3,300 60,561
822,346
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. ................... 812 136,416
Centene Corp.
(a)
..................... 3,400 184,552
Cigna Group (The) .................... 112 37,025
CVS Health Corp. .................... 1,894 130,648
Elevance Health, Inc. .................. 586 227,931
Encompass Health Corp. ............... 158 19,375
Guardant Health, Inc.
(a)
................. 852 44,338
HCA Healthcare, Inc. .................. 64 24,518
HealthEquity, Inc.
(a)
.................... 125 13,095
Humana, Inc. ....................... 305 74,566
Labcorp Holdings, Inc. ................. 309 81,116
McKesson Corp. ..................... 170 124,573
Molina Healthcare, Inc.
(a)
................ 351 104,563
Sonic Healthcare Ltd. .................. 3,711 65,503
Tenet Healthcare Corp.
(a)
................ 227 39,952
UnitedHealth Group, Inc. ................ 2,471 770,878
Universal Health Services, Inc. , Class B ..... 252 45,650
2,124,699
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 1,005 72,993
Ventas, Inc. ........................ 1,863 117,649
Welltower, Inc. ....................... 1,273 195,698
386,340
Health Care Technology — 0.3%
Doximity, Inc. , Class A
(a)
................ 1,891 115,994
Pro Medicus Ltd. ..................... 293 54,830
Veeva Systems, Inc. , Class A
(a)
........... 325 93,593
Waystar Holding Corp.
(a)
................ 3,280 134,054
398,471
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 292 38,643
Aramark ........................... 1,949 81,605
Aristocrat Leisure Ltd. .................. 6,027 258,226
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc. ................. 40 $ 231,570
Brinker International, Inc.
(a)
.............. 591 106,575
Carnival Corp.
(a)
...................... 914 25,702
Chipotle Mexican Grill, Inc.
(a)
............. 4,620 259,413
Darden Restaurants, Inc. ............... 82 17,874
Domino's Pizza, Inc. ................... 72 32,443
DoorDash, Inc. , Class A
(a)
............... 1,566 386,035
Dutch Bros, Inc. , Class A
(a)
.............. 2,104 143,850
Evolution AB
(b) (c)
...................... 293 23,271
Expedia Group, Inc. ................... 68 11,470
Marriott Vacations Worldwide Corp. ......... 54 3,905
McDonald's Corp. .................... 2,166 632,840
Planet Fitness, Inc. , Class A
(a)
............ 434 47,328
Starbucks Corp. ...................... 2,360 216,247
Texas Roadhouse, Inc. ................. 694 130,062
Viking Holdings Ltd.
(a)
.................. 973 51,851
Wingstop, Inc. ....................... 48 16,163
Yum! Brands, Inc. .................... 3,462 512,999
3,228,072
Household Durables — 0.9%
Barratt Redrow plc .................... 3,654 22,881
Berkeley Group Holdings plc ............. 799 42,335
DR Horton, Inc. ...................... 1,689 217,746
Lennar Corp. , Class A .................. 944 104,416
Meritage Homes Corp. ................. 344 23,038
NVR, Inc.
(a)
......................... 8 59,085
Panasonic Holdings Corp. ............... 13,500 144,441
Persimmon plc ...................... 1,755 31,222
Sekisui House Ltd. .................... 5,600 123,252
Sony Group Corp. .................... 9,700 252,203
Taylor Morrison Home Corp.
(a)
............ 2,395 147,101
Taylor Wimpey plc .................... 11,228 18,310
Toll Brothers, Inc. ..................... 1,135 129,537
TopBuild Corp.
(a)
..................... 105 33,993
1,349,560
Household Products — 0.1%
Reckitt Benckiser Group plc .............. 1,408 95,923
Industrial Conglomerates — 0.1%
Hitachi Ltd. ......................... 3,200 93,006
Industrial REITs — 0.0%
Segro plc .......................... 3,824 35,797
Insurance — 2.7%
Aflac, Inc. .......................... 372 39,231
AIA Group Ltd. ...................... 10,600 96,020
Allianz SE (Registered) ................. 760 308,434
Allstate Corp. (The) ................... 99 19,930
American Financial Group, Inc. ........... 1,100 138,831
Aon plc , Class A ..................... 149 53,157
Arch Capital Group Ltd. ................ 868 79,031
Assurant, Inc. ....................... 917 181,098
AXA SA ........................... 3,623 177,908
Brighthouse Financial, Inc.
(a)
............. 86 4,624
Brown & Brown, Inc. ................... 605 67,076
Dai-ichi Life Holdings, Inc. ............... 23,500 178,661
Fairfax Financial Holdings Ltd. ............ 71 128,157
Fidelity National Financial, Inc. , Class A ...... 369 20,686
Globe Life, Inc. ...................... 557 69,230
Hartford Insurance Group, Inc. (The) ........ 261 33,113
Helvetia Holding AG (Registered) .......... 209 49,068
Insurance Australia Group Ltd. ............ 7,142 42,459
Japan Post Holdings Co. Ltd. ............. 6,200 57,426
MetLife, Inc. ........................ 5,002 402,261

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
MS&AD Insurance Group Holdings, Inc. ..... 3,900 $ 87,187
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 30 19,480
NN Group NV ....................... 344 22,889
Principal Financial Group, Inc. ............ 969 76,968
Progressive Corp. (The) ................ 666 177,729
Prudential Financial, Inc. ................ 511 54,902
Sampo OYJ , Class A .................. 1,122 12,076
Sompo Holdings, Inc. .................. 5,900 177,795
Swiss Re AG ........................ 1,275 220,559
Tokio Marine Holdings, Inc. .............. 1,800 76,286
Travelers Cos., Inc. (The) ............... 2,027 542,304
Tryg A/S ........................... 1,039 26,859
Unum Group ........................ 258 20,836
Zurich Insurance Group AG .............. 519 363,156
4,025,427
Interactive Media & Services — 3.1%
Alphabet, Inc. , Class A ................. 7,908 1,393,627
Alphabet, Inc. , Class C ................. 6,593 1,169,532
LY Corp. ........................... 22,300 82,122
Meta Platforms, Inc. , Class A ............. 2,626 1,938,225
REA Group Ltd. ...................... 664 105,150
4,688,656
IT Services — 1.3%
Accenture plc , Class A ................. 1,055 315,329
Capgemini SE ....................... 222 38,015
Cloudflare, Inc. , Class A
(a)
............... 79 15,471
Fujitsu Ltd. ......................... 800 19,408
Gartner, Inc.
(a)
....................... 252 101,863
GoDaddy, Inc. , Class A
(a)
................ 2,331 419,720
International Business Machines Corp. ...... 403 118,796
Kyndryl Holdings, Inc.
(a)
................. 743 31,176
NEC Corp. ......................... 8,400 245,070
Otsuka Corp. ....................... 2,200 44,817
Shopify, Inc. , Class A
(a)
................. 568 65,511
Snowflake, Inc. , Class A
(a)
............... 59 13,202
Twilio, Inc. , Class A
(a)
.................. 146 18,157
VeriSign, Inc. ....................... 1,359 392,479
Wix.com Ltd.
(a)
....................... 432 68,455
1,907,469
Life Sciences Tools & Services — 0.3%
Danaher Corp. ...................... 346 68,349
Eurofins Scientific SE .................. 540 38,483
Mettler-Toledo International, Inc.
(a)
......... 46 54,037
Thermo Fisher Scientific, Inc. ............. 777 315,042
Waters Corp.
(a)
...................... 61 21,292
497,203
Machinery — 0.0%
Techtronic Industries Co. Ltd. ............. 1,500 16,551
Trelleborg AB , Class B ................. 398 14,826
31,377
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 14 25,829
AP Moller - Maersk A/S , Class B ........... 27 50,212
76,041
Media — 0.2%
Fox Corp. , Class B .................... 2,327 120,143
Informa plc ......................... 5,500 60,892
Interpublic Group of Cos., Inc. (The) ........ 191 4,676
New York Times Co. (The) , Class A ......... 502 28,102
Publicis Groupe SA ................... 443 50,034
Security
Shares
Shares Value
Media (continued)
WPP plc ........................... 1,452 $ 10,223
274,070
Metals & Mining — 0.1%
Anglo American plc ................... 1,319 38,881
Antofagasta plc ...................... 1,339 33,291
Rio Tinto plc ........................ 1,507 87,714
Southern Copper Corp. ................. 134 13,557
173,443
Multi-Utilities — 0.4%
Centrica plc ........................ 10,071 22,345
E.ON SE .......................... 18,236 336,010
Engie SA .......................... 2,677 62,917
National Grid plc ..................... 10,931 160,452
Veolia Environnement SA ............... 2,285 81,579
663,303
Office REITs — 0.0%
Gecina SA ......................... 208 22,898
Oil, Gas & Consumable Fuels — 2.6%
BP plc ............................ 36,406 181,385
Canadian Natural Resources Ltd. .......... 1,773 55,726
Cheniere Energy, Inc. .................. 1,350 328,752
Chevron Corp.
(d)
..................... 1,453 208,055
Chord Energy Corp. ................... 216 20,920
ConocoPhillips ...................... 5,117 459,200
Devon Energy Corp. ................... 2,604 82,833
ENEOS Holdings, Inc. ................. 41,000 203,230
Eni SpA ........................... 1,653 26,703
EQT Corp. ......................... 1,175 68,526
Expand Energy Corp. .................. 1,324 154,828
Exxon Mobil Corp. .................... 6,417 691,753
Hess Corp. ......................... 407 56,386
Kinder Morgan, Inc. ................... 6,552 192,629
ONEOK, Inc. ........................ 764 62,365
Ovintiv, Inc. ......................... 378 14,383
Repsol SA ......................... 940 13,749
Santos Ltd. ......................... 17,681 89,145
Shell plc ........................... 13,917 485,558
Targa Resources Corp. ................. 315 54,835
TotalEnergies SE ..................... 2,862 174,933
Valero Energy Corp. ................... 216 29,035
Var Energi ASA ...................... 7,134 22,860
Williams Cos., Inc. (The) ................ 4,624 290,433
3,968,222
Passenger Airlines — 0.5%
Alaska Air Group, Inc.
(a)
................. 2,724 134,784
Delta Air Lines, Inc. ................... 7,075 347,948
Qantas Airways Ltd. ................... 9,063 64,026
Southwest Airlines Co.
(d)
................ 551 17,874
United Airlines Holdings, Inc.
(a)
............ 2,425 193,103
757,735
Personal Care Products — 0.1%
Unilever plc ......................... 3,172 193,575
Pharmaceuticals — 3.3%
AstraZeneca plc ..................... 3,068 426,971
Bristol-Myers Squibb Co. ................ 11,606 537,242
Daiichi Sankyo Co. Ltd. ................. 2,700 62,554
Eli Lilly & Co. ....................... 920 717,168
Galderma Group AG ................... 291 42,299
GSK plc ........................... 8,245 157,203
Haleon plc ......................... 9,317 47,886
Ipsen SA .......................... 204 24,300

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Johnson & Johnson ................... 4,927 $ 752,599
Merck & Co., Inc.
(d)
.................... 3,959 313,394
Novartis AG (Registered) ............... 2,430 294,946
Novo Nordisk A/S , Class B .............. 4,054 280,918
Otsuka Holdings Co. Ltd. ............... 600 29,748
Pfizer, Inc. ......................... 26,780 649,147
Roche Holding AG .................... 105 36,491
Royalty Pharma plc , Class A ............. 547 19,708
Sanofi SA .......................... 2,419 234,192
Takeda Pharmaceutical Co. Ltd. ........... 9,200 284,032
Zoetis, Inc. , Class A ................... 176 27,447
4,938,245
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp. ......... 1,184 123,290
Broadridge Financial Solutions, Inc. ........ 532 129,292
Bureau Veritas SA .................... 552 18,841
CACI International, Inc. , Class A
(a) (d)
........ 199 94,863
Computershare Ltd. ................... 2,478 65,008
Equifax, Inc. ........................ 202 52,393
Experian plc ........................ 4,304 221,941
Jacobs Solutions, Inc. .................. 321 42,195
Leidos Holdings, Inc. .................. 457 72,096
Paylocity Holding Corp.
(a)
............... 605 109,620
Recruit Holdings Co. Ltd. ............... 7,000 411,647
RELX plc .......................... 2,555 138,475
Robert Half, Inc.
(d)
.................... 809 33,210
SGS SA (Registered) .................. 2,103 213,530
SS&C Technologies Holdings, Inc. ......... 988 81,806
Thomson Reuters Corp. ................ 123 24,735
TransUnion ......................... 1,767 155,496
UL Solutions, Inc. , Class A ............... 1,086 79,126
Verisk Analytics, Inc. ................... 618 192,507
Wolters Kluwer NV .................... 237 39,635
2,299,706
Real Estate Management & Development — 0.7%
CBRE Group, Inc. , Class A
(a)
............. 527 73,843
Daito Trust Construction Co. Ltd. .......... 900 98,027
Daiwa House Industry Co. Ltd. ............ 3,700 127,142
FirstService Corp. .................... 544 94,930
Hulic Co. Ltd. ....................... 4,900 49,425
Jones Lang LaSalle, Inc.
(a)
............... 190 48,598
Nomura Real Estate Holdings, Inc. ......... 31,700 185,674
Sino Land Co. Ltd. .................... 14,000 14,912
Tokyo Tatemono Co. Ltd. ................ 10,000 177,970
Tokyu Fudosan Holdings Corp. ............ 23,500 167,936
Vonovia SE ......................... 313 11,097
1,049,554
Residential REITs — 0.2%
Camden Property Trust ................. 288 32,455
Equity LifeStyle Properties, Inc. ........... 708 43,662
Invitation Homes, Inc. .................. 8,004 262,531
338,648
Retail REITs — 0.2%
Scentre Group ....................... 9,424 22,134
Simon Property Group, Inc. .............. 1,757 282,456
304,590
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.
(a)
........... 3,011 427,261
Analog Devices, Inc. ................... 860 204,697
Applied Materials, Inc. ................. 1,298 237,625
ASML Holding NV .................... 511 409,483
Astera Labs, Inc.
(a)
.................... 424 38,338
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ...................... 6,990 $ 1,926,794
Credo Technology Group Holding Ltd.
(a)
...... 514 47,591
Intel Corp. ......................... 8,050 180,320
KLA Corp. .......................... 185 165,712
Lam Research Corp. .................. 1,239 120,604
Marvell Technology, Inc. ................ 3,247 251,318
Micron Technology, Inc. ................. 583 71,855
Nova Ltd.
(a)
......................... 104 28,621
NVIDIA Corp. ....................... 35,540 5,614,965
Onto Innovation, Inc.
(a)
................. 1,151 116,170
QUALCOMM, Inc. .................... 2,550 406,113
Rambus, Inc.
(a)
...................... 1,725 110,434
STMicroelectronics NV ................. 2,321 71,166
Texas Instruments, Inc. ................. 1,346 279,457
Tokyo Electron Ltd. ................... 700 134,057
Tower Semiconductor Ltd.
(a)
.............. 467 20,244
10,862,825
Software — 7.0%
ACI Worldwide, Inc.
(a)
.................. 729 33,468
Adobe, Inc.
(a)
........................ 1,002 387,654
ANSYS, Inc.
(a)
....................... 108 37,932
AppLovin Corp. , Class A
(a)
............... 398 139,332
Atlassian Corp. , Class A
(a)
............... 342 69,457
Cadence Design Systems, Inc.
(a)
.......... 57 17,565
Check Point Software Technologies Ltd.
(a)
.... 627 138,724
Confluent, Inc. , Class A
(a)
............... 1,164 29,019
Dassault Systemes SE ................. 1,961 71,070
Elastic NV
(a)
........................ 2,095 176,671
Fair Isaac Corp.
(a)
..................... 123 224,839
Fortinet, Inc.
(a)
....................... 771 81,510
Guidewire Software, Inc.
(a)
............... 84 19,778
Intuit, Inc. .......................... 532 419,019
Microsoft Corp. ...................... 11,100 5,521,251
MicroStrategy, Inc. , Class A
(a)
............. 27 10,914
Nice Ltd.
(a)
......................... 247 41,870
Nutanix, Inc. , Class A
(a)
................. 1,301 99,448
Oracle Corp. ........................ 2,021 441,851
Palantir Technologies, Inc. , Class A
(a)
....... 3,344 455,854
Salesforce, Inc. ...................... 2,133 581,648
SAP SE ........................... 2,156 659,260
SentinelOne, Inc. , Class A
(a)
.............. 525 9,597
ServiceNow, Inc.
(a)
.................... 339 348,519
Technology One Ltd. .................. 5,463 147,259
Teradata Corp.
(a)
..................... 146 3,257
Workday, Inc. , Class A
(a)
................ 418 100,320
Xero Ltd.
(a)
......................... 3,654 432,375
10,699,461
Specialized REITs — 1.0%
American Tower Corp. ................. 1,558 344,349
Crown Castle, Inc. .................... 715 73,452
CubeSmart ......................... 4,660 198,050
Digital Realty Trust, Inc. ................ 1,186 206,755
Equinix, Inc. ........................ 444 353,189
Iron Mountain, Inc. .................... 2,300 235,911
Millrose Properties, Inc. , Class A ........... 164 4,676
Public Storage ....................... 122 35,797
SBA Communications Corp. ............. 58 13,621
1,465,800
Specialty Retail — 1.2%
AutoNation, Inc.
(a)
..................... 944 187,526
AutoZone, Inc.
(a)
..................... 57 211,597
Bath & Body Works, Inc. ................ 1,641 49,164
Best Buy Co., Inc. .................... 1,143 76,730

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
CarMax, Inc.
(a)
....................... 1,592 $ 106,998
Carvana Co. , Class A
(a)
................. 497 167,469
Home Depot, Inc. (The) ................ 1,576 577,825
Industria de Diseno Textil SA ............. 670 34,952
JB Hi-Fi Ltd. ........................ 1,228 89,234
Lithia Motors, Inc. , Class A .............. 448 151,343
Lowe's Cos., Inc. ..................... 141 31,284
O'Reilly Automotive, Inc.
(a)
............... 1,290 116,268
Sanrio Co. Ltd. ...................... 400 19,342
1,819,732
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc. ......................... 20,623 4,231,221
Canon, Inc. ......................... 900 26,103
4,257,324
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG ......................... 649 151,496
Amer Sports, Inc.
(a)
.................... 3,816 147,908
Capri Holdings Ltd.
(a)
.................. 1 18
Cie Financiere Richemont SA (Registered) .... 151 28,574
Hermes International SCA ............... 21 56,928
Lululemon Athletica, Inc.
(a)
............... 476 113,088
LVMH Moet Hennessy Louis Vuitton SE ...... 343 179,519
Moncler SpA ........................ 645 36,792
NIKE, Inc. , Class B ................... 2,005 142,435
Ralph Lauren Corp. , Class A
(d)
............ 599 164,294
Skechers USA, Inc. , Class A
(a)
............ 31 1,956
Tapestry, Inc. ........................ 1,761 154,634
VF Corp. .......................... 1,093 12,843
1,190,485
Tobacco — 0.5%
British American Tobacco plc ............. 727 34,566
Japan Tobacco, Inc.
(d)
.................. 6,900 203,270
Philip Morris International, Inc. ............ 3,180 579,174
817,010
Trading Companies & Distributors — 0.1%
AddTech AB , Class B .................. 551 18,784
Ashtead Group plc .................... 1,855 118,954
137,738
Transportation Infrastructure — 0.1%
Aena SME SA
(b) (c)
..................... 920 24,558
Transurban Group
(e)
................... 13,607 125,198
149,756
Water Utilities — 0.0%
Severn Trent plc ..................... 885 33,252
United Utilities Group plc ................ 2,354 36,964
70,216
Wireless Telecommunication Services — 0.2%
SoftBank Corp. ...................... 172,600 267,349
Tele2 AB , Class B .................... 2,251 32,859
300,208
Total Common Stocks — 69 .8%
(Cost: $ 92,952,582 ) ............................... 105,858,510
Security
Par (000)
Par (000) Value
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ............ USD 25 $ 27,931
Total Corporate Bonds — 0.0%
(Cost: $ 28,050 ) ................................. 27,931
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (g) (h)
........ 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (h)
............... 105 232
Total Rights — 0.0%
(Cost: $ 107 ) .................................... 232
Total Long-Term Investments — 69.8%
(Cost: $ 92,980,739 ) ............................... 105,886,673
Short-Term Securities
Money Market Funds — 9.7%
(i)(j)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(k)
................... 1,028,483 1,028,894
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 13,743,162 13,743,162
Total Money Market Funds — 9 .7%
(Cost: $ 14,772,056 ) ............................... 14,772,056
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.2%
U.S. Treasury Bills
(l)
4.18% , 07/08/25 ................... 4,452 4,448,412
4.08% , 07/15/25 ................... 3,400 3,394,409
Total U.S. Treasury Obligations — 5 .2%
(Cost: $ 7,842,911 ) ............................... 7,842,821
Total Short-Term Securities — 14.9%
(Cost: $ 22,614,967 ) ............................... 22,614,877
Total Investments — 84 .7%
(Cost: $ 115,595,706 ) .............................. 128,501,550
Other Assets Less Liabilities — 15.3% ................... 23,238,833
Net Assets — 100.0% ...............................
$ 151,740,383

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,106,310 $ — $ (77,367)
(a)
$ (49) $ — $ 1,028,894 1,028,483 $ 2,262
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,020,763 2,722,399
(a)
— — — 13,743,162 13,743,162 165,054 —
$ (49) $ — $ 14,772,056 $ 167,316 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
10
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 13 07/18/25 $ 1,176 $ (11,621)
IFSC NIFTY 50 Index ....................................................... 89 07/31/25 4,559 72,995
TOPIX Index ............................................................. 84 09/11/25 16,608 346,253
S&P/TSX 60 Index ......................................................... 29 09/18/25 6,815 61,561
FTSE/MIB Index ........................................................... 19 09/19/25 4,460 47,453
Mini-DAX Index ........................................................... 12 09/19/25 1,704 36,042
MSCI EAFE Index ......................................................... 34 09/19/25 4,559 59,020
S&P 500 E-Mini Index ....................................................... 31 09/19/25 9,693 234,763
U.S. Treasury 10-Year Note ................................................... 857 09/19/25 96,091 801,328
WIG20 Index ............................................................. 145 09/19/25 2,277 116,559
Long Gilt ................................................................ 76 09/26/25 9,705 19,397
SET50 Index ............................................................. 2,012 09/29/25 8,713 (127,457)
1,656,293
Short Contracts
IBEX 35 Index ............................................................ 17 07/18/25 2,791 (3,027)
OMX Stockholm 30 Index .................................................... 216 07/18/25 5,698 (27,682)
MSCI Singapore Index ...................................................... 22 07/30/25 712 (11,667)
Euro-Bund .............................................................. 418 09/08/25 64,084 261,268
Euro-Buxl ............................................................... 22 09/08/25 3,077 45,662
Japan 10-Year Bond ........................................................ 26 09/12/25 25,100 (72,678)
Australia 10-Year Bond ...................................................... 48 09/15/25 3,621 6,981
Canada 10-Year Bond ....................................................... 460 09/18/25 41,212 (174,666)
FTSE/JSE Top 40 Index ..................................................... 17 09/18/25 862 (8,683)
SPI 200 Index ............................................................ 46 09/18/25 6,461 (9,657)
DAX Index .............................................................. 21 09/19/25 14,910 (312,267)
FTSE 100 Index ........................................................... 22 09/19/25 2,655 7,198
MSCI EAFE Index ......................................................... 199 09/19/25 26,683 (349,418)
Nasdaq-100 E-Mini Index ..................................................... 28 09/19/25 12,820 (415,979)
S&P 500 E-Mini Index ....................................................... 26 09/19/25 8,130 (205,432)
U.S. Treasury 10-Year Note ................................................... 147 09/19/25 16,482 (333,394)
U.S. Treasury Ultra Bond ..................................................... 243 09/19/25 28,909 (1,345,845)
U.S. Treasury 2-Year Note .................................................... 1 09/30/25 208 (7)
U.S. Treasury 5-Year Note .................................................... 1 09/30/25 109 1
(2,949,292)
$ (1,292,999)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 12,890,280 USD 8,347,417 Morgan Stanley & Co. International plc 09/17/25 $ 150,128
BRL 10,636,000 USD 1,839,117 HSBC Bank plc 09/17/25 80,492
CAD 11,274,616 USD 8,262,728 JPMorgan Chase Bank NA 09/17/25 49,504
CHF 488,000 USD 600,203 UBS AG 09/17/25 20,919
CLP 2,558,461,000 USD 2,721,796 Morgan Stanley & Co. International plc 09/17/25 23,978
EUR 8,348,589 USD 9,566,481 Barclays Bank plc 09/17/25 319,052
EUR 892,000 USD 1,037,947 JPMorgan Chase Bank NA 09/17/25 18,267
KRW 656,673,000 USD 480,217 Bank of America NA 09/17/25 7,478
KRW 937,338,000 USD 694,091 BNP Paribas SA 09/17/25 2,047
KRW 929,904,000 USD 676,540 JPMorgan Chase Bank NA 09/17/25 14,077
MXN 6,219,000 USD 318,958 Barclays Bank plc 09/17/25 9,720
NOK 1,187,000 USD 117,081 Natwest Markets plc 09/17/25 741
SEK 6,231,000 USD 652,162 HSBC Bank plc 09/17/25 9,849
SGD 402,000 USD 313,939 HSBC Bank plc 09/17/25 4,034
THB 18,765,000 USD 574,559 JPMorgan Chase Bank NA 09/17/25 6,109

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
11
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 925,934 JPY 131,678,000 Barclays Bank plc 09/17/25 $ 3,422
USD 727,957 THB 23,513,000 HSBC Bank plc 09/17/25 365
720,182
JPY 2,338,638,565 EUR 14,355,314 JPMorgan Chase Bank NA 09/17/25 (613,993)
JPY 2,393,248,799 USD 16,828,858 Barclays Bank plc 09/17/25 (62,189)
USD 508,372 AUD 785,000 Toronto Dominion Bank 09/17/25 (9,116)
USD 661,813 BRL 3,798,000 Goldman Sachs International 09/17/25 (23,658)
USD 1,086,100 CAD 1,482,000 JPMorgan Chase Bank NA 09/17/25 (6,507)
USD 141,433 CHF 115,000 Natwest Markets plc 09/17/25 (4,938)
USD 1,164,787 CLP 1,088,202,000 Citibank NA 09/17/25 (3,086)
USD 842,816 CLP 790,983,000 Toronto Dominion Bank 09/17/25 (6,077)
USD 579,815 EUR 506,000 Barclays Bank plc 09/17/25 (19,338)
USD 368,223 EUR 321,000 Morgan Stanley & Co. International plc 09/17/25 (11,872)
USD 876,951 GBP 648,000 UBS AG 09/17/25 (12,974)
USD 9,078 INR 782,000 Goldman Sachs International 09/17/25 (13)
USD 1,210,368 KRW 1,642,711,000 Citibank NA 09/17/25 (9,634)
USD 595,415 MXN 11,401,000 Morgan Stanley & Co. International plc 09/17/25 (7,134)
USD 1,693 MXN 33,000 Toronto Dominion Bank 09/17/25 (51)
USD 6,028 NZD 10,000 Morgan Stanley & Co. International plc 09/17/25 (84)
USD 54,410 PLN 205,000 HSBC Bank plc 09/17/25 (2,360)
USD 246,755 SEK 2,357,000 Goldman Sachs International 09/17/25 (3,664)
USD 96,856 SGD 124,000 Barclays Bank plc 09/17/25 (1,225)
USD 758,966 THB 24,601,000 Citibank NA 09/17/25 (2,293)
USD 96,283 ZAR 1,732,000 UBS AG 09/17/25 (991)
(801,197)
$ (81,015)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 9,327 $ 715,825 $ 511,503 $ 204,322
Markit CDX North American
Investment Grade Index
Series 44.V1 ....... 1 .00 Quarterly 06/20/30 BBB+ USD 56,113 1,259,925 924,682 335,243
$ 1,975,750 $ 1,436,185 $ 539,565
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 70,456 $ — $ 70,456
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 72,791 — 72,791
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 50,737 — 50,737
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 51,848 — 51,848
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (70,456) 28,885 (99,341)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
12
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 $ (72,792) $ 26,992 $ (99,784)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (50,736) 17,351 (68,087)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (51,847) 16,450 (68,297)
1-day MXIBTIIE Monthly 7.82% Monthly 09/17/25
(a)
09/11/30 MXN 42,000 11,915 — 11,915
1-day MXIBTIIE Monthly 7.82% Monthly 09/17/25
(a)
09/11/30 MXN 3,000 818 — 818
1-day MXIBTIIE Monthly 7.90% Monthly 09/17/25
(a)
09/11/30 MXN 34,000 15,231 — 15,231
1-day MXIBTIIE Monthly 8.12% Monthly 09/17/25
(a)
09/11/30 MXN 191,000 180,725 — 180,725
1-day MXIBTIIE Monthly 8.13% Monthly 09/17/25
(a)
09/11/30 MXN 13,000 12,372 — 12,372
1-day MXIBTIIE Monthly 8.14% Monthly 09/17/25
(a)
09/11/30 MXN 1,000 985 — 985
1-day MXIBTIIE Monthly 8.25% Monthly 09/17/25
(a)
09/11/30 MXN 42,000 51,468 — 51,468
1-day MXIBTIIE Monthly 8.30% Monthly 09/17/25
(a)
09/11/30 MXN 12,000 16,019 — 16,019
3-mo. STIBOR Quarterly 1.00% Annual 09/17/25
(a)
09/17/30 SEK 10,000 (58,683) (70,416) 11,733
1-day THOR Quarterly 1.35% Quarterly 09/17/25
(a)
09/17/30 THB 29,000 3,201 — 3,201
1-day THOR Quarterly 1.41% Quarterly 09/17/25
(a)
09/17/30 THB 5,000 1,055 — 1,055
1-day SORA Semi-Annual 1.84% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,000 6,429 — 6,429
3-mo. STIBOR Quarterly 2.25% Annual 09/17/25
(a)
09/17/30 SEK 19,000 7,075 (3,682) 10,757
6-mo. EURIBOR Semi-Annual 2.28% Annual 09/17/25
(a)
09/17/30 EUR 1,000 14 14 —
6-mo. EURIBOR Semi-Annual 2.30% Annual 09/17/25
(a)
09/17/30 EUR 3,000 1,274 930 344
3-mo. STIBOR Quarterly 2.30% Annual 09/17/25
(a)
09/17/30 SEK 29,000 18,001 (619) 18,620
3-mo. STIBOR Quarterly 2.31% Annual 09/17/25
(a)
09/17/30 SEK 15,000 9,878 538 9,340
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 2,500 63,602 — 63,602
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,500 37,992 — 37,992
1-day SORA Semi-Annual 2.38% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,000 26,719 — 26,719
3-mo. STIBOR Quarterly 2.38% Annual 09/17/25
(a)
09/17/30 SEK 6,000 5,877 760 5,117
6-mo. EURIBOR Semi-Annual 2.39% Annual 09/17/25
(a)
09/17/30 EUR 17,000 88,111 12,905 75,206
6-mo. EURIBOR Semi-Annual 2.42% Annual 09/17/25
(a)
09/17/30 EUR 2,000 14,211 2,568 11,643
6-mo. EURIBOR Semi-Annual 2.43% Annual 09/17/25
(a)
09/17/30 EUR 3,000 22,312 7,556 14,756
3-mo. STIBOR Quarterly 2.46% Annual 09/17/25
(a)
09/17/30 SEK 100,000 139,756 35,059 104,697
6-mo. EURIBOR Semi-Annual 2.49% Annual 09/17/25
(a)
09/17/30 EUR 3,000 32,250 (202) 32,452
6-mo. EURIBOR Semi-Annual 2.53% Annual 09/17/25
(a)
09/17/30 EUR 4,000 53,419 (500) 53,919
6-mo. EURIBOR Semi-Annual 2.54% Annual 09/17/25
(a)
09/17/30 EUR 12,000 167,038 3,346 163,692
6-mo. EURIBOR Semi-Annual 2.56% Annual 09/17/25
(a)
09/17/30 EUR 8,000 119,150 863 118,287
6-mo. EURIBOR Semi-Annual 2.57% Annual 09/17/25
(a)
09/17/30 EUR 2,000 30,470 (489) 30,959
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 2,000 31,576 2,094 29,482
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 6,000 94,831 649 94,182
1-day
REPO_CORRA Semi-Annual 2.63% Semi-Annual 09/17/25
(a)
09/17/30 CAD 1,000 (24) 2,726 (2,750)
1-day
REPO_CORRA Semi-Annual 2.64% Semi-Annual 09/17/25
(a)
09/17/30 CAD 1,000 420 3,065 (2,645)
3-mo. STIBOR Quarterly 2.69% Annual 09/17/25
(a)
09/17/30 SEK 27,000 67,993 18 67,975
1-day
REPO_CORRA Semi-Annual 2.71% Semi-Annual 09/17/25
(a)
09/17/30 CAD 2,000 5,749 2,906 2,843
3-mo. STIBOR Quarterly 2.73% Annual 09/17/25
(a)
09/17/30 SEK 31,000 85,287 (1,272) 86,559
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 14,000 39,283 4,930 34,353
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 14,000 39,353 487 38,866
1-day
REPO_CORRA Semi-Annual 2.77% Semi-Annual 09/17/25
(a)
09/17/30 CAD 1,000 4,784 2,350 2,434
1-day
REPO_CORRA Semi-Annual 2.80% Semi-Annual 09/17/25
(a)
09/17/30 CAD 3,000 17,522 5,804 11,718
3-mo. HIBOR Quarterly 2.86% Quarterly 09/17/25
(a)
09/17/30 HKD 8,000 6,751 — 6,751
3-mo. HIBOR Quarterly 2.87% Quarterly 09/17/25
(a)
09/17/30 HKD 17,000 15,893 — 15,893
3-mo. HIBOR Quarterly 2.87% Quarterly 09/17/25
(a)
09/17/30 HKD 15,000 14,205 — 14,205
3-mo. HIBOR Quarterly 2.88% Quarterly 09/17/25
(a)
09/17/30 HKD 7,000 7,054 — 7,054
3-mo. HIBOR Quarterly 2.90% Quarterly 09/17/25
(a)
09/17/30 HKD 23,000 25,690 — 25,690
3-mo. HIBOR Quarterly 2.91% Quarterly 09/17/25
(a)
09/17/30 HKD 18,000 20,925 — 20,925
3-mo. HIBOR Quarterly 2.93% Quarterly 09/17/25
(a)
09/17/30 HKD 4,000 5,196 — 5,196
3-mo. HIBOR Quarterly 3.00% Quarterly 09/17/25
(a)
09/17/30 HKD 8,000 13,791 — 13,791
3-mo. HIBOR Quarterly 3.06% Quarterly 09/17/25
(a)
09/17/30 HKD 8,000 16,656 — 16,656
6-mo. WIBOR Semi-Annual 3.96% Annual 09/17/25
(a)
09/17/30 PLN 4,000 (11,403) — (11,403)
6-mo. WIBOR Semi-Annual 4.11% Annual 09/17/25
(a)
09/17/30 PLN 2,000 (1,957) — (1,957)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
13
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. WIBOR Semi-Annual 4.26% Annual 09/17/25
(a)
09/17/30 PLN 4,000 $ 3,213 $ — $ 3,213
6-mo. WIBOR Semi-Annual 4.39% Annual 09/17/25
(a)
09/17/30 PLN 5,000 12,078 — 12,078
1-day MIBOR Semi-Annual 5.62% Semi-Annual 09/17/25
(a)
09/17/30 INR 15,000 (754) — (754)
1-day MIBOR Semi-Annual 5.64% Semi-Annual 09/17/25
(a)
09/17/30 INR 214,896 (8,533) — (8,533)
1-day MIBOR Semi-Annual 5.64% Semi-Annual 09/17/25
(a)
09/17/30 INR 232,000 (9,733) — (9,733)
1-day MIBOR Semi-Annual 5.64% Semi-Annual 09/17/25
(a)
09/17/30 INR 95,896 (3,995) — (3,995)
1-day MIBOR Semi-Annual 5.64% Semi-Annual 09/17/25
(a)
09/17/30 INR 49,500 (2,028) — (2,028)
1-day MIBOR Semi-Annual 5.65% Semi-Annual 09/17/25
(a)
09/17/30 INR 275,207 (9,932) — (9,932)
1-day MIBOR Semi-Annual 5.68% Semi-Annual 09/17/25
(a)
09/17/30 INR 16,500 (370) — (370)
1-day MIBOR Semi-Annual 5.68% Semi-Annual 09/17/25
(a)
09/17/30 INR 199,500 (3,984) — (3,984)
1-day MIBOR Semi-Annual 5.69% Semi-Annual 09/17/25
(a)
09/17/30 INR 99,000 (1,759) — (1,759)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 197,000 (2,587) — (2,587)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 88,000 (984) — (984)
1-day MIBOR Semi-Annual 5.70% Semi-Annual 09/17/25
(a)
09/17/30 INR 299,000 (4,182) — (4,182)
1-day MIBOR Semi-Annual 5.72% Semi-Annual 09/17/25
(a)
09/17/30 INR 121,000 (170) — (170)
1-day MIBOR Semi-Annual 5.72% Semi-Annual 09/17/25
(a)
09/17/30 INR 311,000 (134) — (134)
1-day MIBOR Semi-Annual 5.72% Semi-Annual 09/17/25
(a)
09/17/30 INR 185,000 (351) — (351)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 09/17/25
(a)
09/17/30 INR 199,000 1,081 — 1,081
1-day MIBOR Semi-Annual 5.75% Semi-Annual 09/17/25
(a)
09/17/30 INR 571,000 7,621 — 7,621
1-day MIBOR Semi-Annual 5.76% Semi-Annual 09/17/25
(a)
09/17/30 INR 151,000 2,775 — 2,775
1-day MIBOR Semi-Annual 5.76% Semi-Annual 09/17/25
(a)
09/17/30 INR 199,000 3,511 — 3,511
3-mo. JIBAR Quarterly 7.56% Quarterly 09/17/25
(a)
09/17/30 ZAR 2,120 974 — 974
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 101,500 131,090 — 131,090
3-mo. JIBAR Quarterly 7.93% Quarterly 09/17/25
(a)
09/17/30 ZAR 19,470 25,665 — 25,665
3-mo. JIBAR Quarterly 7.95% Quarterly 09/17/25
(a)
09/17/30 ZAR 39,530 53,954 — 53,954
3-mo. JIBAR Quarterly 8.12% Quarterly 09/17/25
(a)
09/17/30 ZAR 64,000 112,024 — 112,024
0.29% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 1,000 (7,603) (6,212) (1,391)
0.17% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 1,000 57 (3,202) 3,259
0.36% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 1,000 (11,689) (3,226) (8,463)
0.18% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 1,000 (345) 574 (919)
3.70% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 23,000 (320,788) 36,816 (357,604)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 5,000 (85,422) (5,526) (79,896)
3.69% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 2,000 (27,258) (10,456) (16,802)
3.74% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 1,000 (15,812) (482) (15,330)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 2,000 (33,351) (17,155) (16,196)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 2,000 (31,350) 219 (31,569)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 8,000 (124,309) (13,612) (110,697)
3.69% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 3,000 (40,478) 7,281 (47,759)
3.75% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 14,000 (227,724) (34,196) (193,528)
3.79% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 1,000 (18,312) (569) (17,743)
3.74% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 1,000 (16,175) (6,324) (9,851)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 11,000 (185,428) (28,197) (157,231)
3.69% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 9,000 (25,984) 8,588 (34,572)
3.72% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 4,000 (19,149) 1,719 (20,868)
3.70% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 2,000 (6,142) 10,029 (16,171)
3.68% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 1,000 (1,906) (697) (1,209)
3.77% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 1,000 (7,613) (210) (7,403)
1.45% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 1,000 160 — 160
1.45% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 48,000 6,736 — 6,736
1.48% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 11,000 (295) — (295)
1.48% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 9,000 (302) — (302)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
14
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.64% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 21,000 $ (23,027) $ — $ (23,027)
1.47% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 8,000 53 — 53
2.55% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 46,000 (105) — (105)
1.80% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 10,000 (5,021) — (5,021)
1.97% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 4,000 (3,266) — (3,266)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 22,000 (13,460) — (13,460)
1.87% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 68,000 (42,237) — (42,237)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 29,000 (17,824) — (17,824)
1.96% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 181,000 (143,391) — (143,391)
3.94% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 1,186 (11,409) — (11,409)
3.68% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 13,000 (1,101) — (1,101)
3.64% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 4,000 38 — 38
3.56% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 25,000 4,569 — 4,569
3.64% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 9,000 165 — 165
$ 426,252 $ 37,228 $ 389,024
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 5,000 $ (8,381) $ — $ (8,381)
13.30% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 5,000 (9,758) — (9,758)
13.32% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 4,000 (7,319) — (7,319)
13.37% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 5,000 (10,453) — (10,453)
13.47% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 3,000 (8,707) — (8,707)
13.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (27,987) — (27,987)
13.50% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 2,000 (5,763) — (5,763)
13.52% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 6,000 (18,311) — (18,311)
13.53% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 2,000 (6,489) — (6,489)
13.53% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 3,000 (9,649) — (9,649)
13.55% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 11,000 (35,250) — (35,250)
13.60% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 19,000 (68,080) — (68,080)
13.61% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 9,000 (32,900) — (32,900)
13.94% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 8,000 (45,840) — (45,840)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
15
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 4,000 $ (24,496) $ — $ (24,496)
14.12% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 7,000 (48,284) — (48,284)
14.20% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 3,000 (22,244) — (22,244)
14.32% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 10,000 (82,269) — (82,269)
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 6,000 (54,845) — (54,845)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 27,000 (260,168) — (260,168)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (93,753) — (93,753)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 11,000 (119,284) — (119,284)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 13,000 (144,808) — (144,808)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 13,000 (146,719) — (146,719)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 4,000 (50,120) — (50,120)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 9,000 (121,721) — (121,721)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 16,000 (220,191) — (220,191)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 8,000 (111,669) — (111,669)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (157,810) — (157,810)
$ (1,953,268) $ — $ (1,953,268)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures July
2025 ................ TWD 299,105,089 Merrill Lynch International & Co. 07/16/25 TWD 299,105 $ 221,899 $ — $ 221,899
BOVESPA Index Futures August
2025 ................ BRL (41,242,125) Merrill Lynch International & Co. 08/13/25 BRL 41,242 191,297 — 191,297
KOSPI 200 Index Futures
September 2025 ........ KRW (1,412,764,500) Merrill Lynch International & Co. 09/11/25 KRW 1,412,765 (32,425) — (32,425)
KOSPI 200 Index Futures
September 2025 ........ KRW (790,875,000) Merrill Lynch International & Co. 09/11/25 KRW 790,875 (30,694) — (30,694)
KOSPI 200 Index Futures
September 2025 ........ KRW (773,248,200) Merrill Lynch International & Co. 09/11/25 KRW 773,248 (43,755) — (43,755)
KOSPI 200 Index Futures
September 2025 ........ KRW (383,687,900) Merrill Lynch International & Co. 09/11/25 KRW 383,688 (24,053) — (24,053)
KOSPI 200 Index Futures
September 2025 ........ KRW (14,116,299,750) Merrill Lynch International & Co. 09/11/25 KRW 14,116,300 (872,268) — (872,268)
Mexican Bolsa Index Futures
September 2025 ........ MXN (62,975,018) Merrill Lynch International & Co. 09/19/25 MXN 62,975 5,479 — 5,479
Swiss Market Index Futures
September 2025 ........ CHF (360,097) HSBC Bank plc 09/19/25 CHF 360 3,865 — 3,865
Swiss Market Index Futures
September 2025 ........ CHF (478,731) HSBC Bank plc 09/19/25 CHF 479 3,391 — 3,391

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
16
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Swiss Market Index Futures
September 2025 ........ CHF (608,606) HSBC Bank plc 09/19/25 CHF 609 $ 17,085 $ — $ 17,085
Swiss Market Index Futures
September 2025 ........ CHF (1,946,776) HSBC Bank plc 09/19/25 CHF 1,947 53,710 — 53,710
$ (506,469) $ — $ (506,469)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.70% Quarterly Citibank NA 07/28/25 USD 6,215 $ (724,510) $ — $ (724,510)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.25% Quarterly BNP Paribas SA 08/28/25 USD 589 (6,069) — (6,069)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly BNP Paribas SA 08/28/25 USD 147 (1,456) — (1,456)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.50% Quarterly
Merrill Lynch International
& Co. 11/24/25 USD 32,016 (2,120,542) — (2,120,542)
$ (2,852,577) $ — $ (2,852,577)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .52
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 8 .14
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .75
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .03 )
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
1-day SONIA ......................................... Sterling Overnight Index Average 4 .22
1-day SORA ......................................... Singapore Overnight Rate Average 1 .56
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .95
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .56
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 1 .68
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .29
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .13
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .78
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .05
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .48
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .94

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 1,680,657 $ (207,244) $ 2,738,989 $ (1,810,400)
OTC Swaps ................................................................... — — 496,726 (5,809,040)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 981,844 $ — $ 1,134,637 $ — $ 2,116,481
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 720,182 — — 720,182
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 539,565 — — 2,199,424 — 2,738,989
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 496,726 — — — 496,726
$ — $ 539,565 $ 1,478,570 $ 720,182 $ 3,334,061 $ — $ 6,072,378
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,482,890 $ — $ 1,926,590 $ — $ 3,409,480
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 801,197 — — 801,197
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,810,400 — 1,810,400
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 3,855,772 — 1,953,268 — 5,809,040
$ — $ — $ 5,338,662 $ 801,197 $ 5,690,258 $ — $ 11,830,117
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (4,617,059) $ — $ 846,489 $ — $ (3,770,570)
Forward foreign currency exchange contracts .... — — — (10,998) — — (10,998)
Swaps .............................. — (64,778) 3,429,210 — (243,882) — 3,120,550
$ — $ (64,778) $ (1,187,849) $ (10,998) $ 602,607 $ — $ (661,018)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (2,474,484) $ — $ (156,695) $ — $ (2,631,179)
Forward foreign currency exchange contracts .... — — — 782,418 — — 782,418
Swaps .............................. — 539,387 (4,854,990) — (808,730) — (5,124,333)
$ — $ 539,387 $ (7,329,474) $ 782,418 $ (965,425) $ — $ (6,973,094)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
18
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 164,364,641
Average notional value of contracts — short ................................................................................. 263,927,510
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 27,203,428
Average amounts sold — in USD ........................................................................................ 65,615,601
Credit default swaps
Average notional value — sell protection ................................................................................... 45,020,227
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 190,754,157
Average notional value — receives fixed rate ................................................................................ 216,256,892
Total return swaps
Average notional value ............................................................................................... 95,002,871
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 871,350 $ 105,042
Forward f oreign currency exchange contracts ................................................................. 720,182 801,197
Swaps — centrally cleared .............................................................................. 72,619 —
Swaps — OTC
(a)
..................................................................................... 496,726 5,809,040
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,160,877 $ 6,715,279
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(943,969) (105,042)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,216,908 $ 6,610,237
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 7,478 $ (7,478) $ — $ — $ —
Barclays Bank plc ................................ 332,194 (332,194) — — —
BNP Paribas SA ................................. 2,047 (2,047) — — —
HSBC Bank plc .................................. 172,791 (2,360) — — 170,431
JPMorgan Chase Bank NA .......................... 87,957 (87,957) — — —
Merrill Lynch International & Co. ...................... 418,675 (418,675) — — —
Morgan Stanley & Co. International plc .................. 174,106 (69,210) — — 104,896
Natwest Markets plc .............................. 741 (741) — — —
UBS AG ...................................... 20,919 (13,965) — — 6,954
$ 1,216,908 $ (934,627) $ — $ — $ 282,281

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
Schedule of Investments
19
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 1,304,234 $ (7,478) $ — $ (870,000) $ 426,756
Barclays Bank plc ................................ 681,666 (332,194) — (349,472) —
BNP Paribas SA ................................. 7,525 (2,047) — — 5,478
Citibank NA .................................... 739,523 — — (450,000) 289,523
Goldman Sachs International ........................ 27,335 — — — 27,335
HSBC Bank plc .................................. 2,360 (2,360) — — —
JPMorgan Chase Bank NA .......................... 620,500 (87,957) — — 532,543
Merrill Lynch International & Co. ...................... 3,123,737 (418,675) — (2,250,000) 455,062
Morgan Stanley & Co. International plc .................. 69,210 (69,210) — — —
Natwest Markets plc .............................. 4,938 (741) — — 4,197
Toronto Dominion Bank ............................ 15,244 — — — 15,244
UBS AG ...................................... 13,965 (13,965) — — —
$ 6,610,237 $ (934,627) $ — $ (3,919,472) $ 1,756,138
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 162,929 $ 848,928 $ — $ 1,011,857
Air Freight & Logistics .................................... 1,160,775 — — 1,160,775
Automobile Components .................................. 44,874 43,331 — 88,205
Automobiles .......................................... 1,275,405 59,279 — 1,334,684
Banks ............................................... 3,850,814 3,557,332 — 7,408,146
Beverages ........................................... 154,467 52,243 — 206,710
Biotechnology ......................................... 2,064,434 170,890 — 2,235,324
Broadline Retail ........................................ 2,923,078 342,208 — 3,265,286
Building Products ....................................... 11,142 14,997 — 26,139
Capital Markets ........................................ 4,210,259 1,639,882 — 5,850,141
Chemicals ............................................ — 185,169 — 185,169
Commercial Services & Supplies ............................. 1,385,165 43,476 — 1,428,641
Communications Equipment ................................ 1,013,360 34,122 — 1,047,482
Construction & Engineering ................................ — 223,969 — 223,969
Consumer Finance ...................................... 308,048 — — 308,048
Consumer Staples Distribution & Retail ........................ 4,167,170 75,874 — 4,243,044
Diversified REITs ....................................... — 69,084 — 69,084
Diversified Telecommunication Services ........................ 1,085,659 210,341 — 1,296,000
Electric Utilities ........................................ 1,277,399 697,710 — 1,975,109
Electrical Equipment ..................................... — 524,233 — 524,233
Electronic Equipment, Instruments & Components ................. 235,716 317,673 — 553,389
Entertainment ......................................... 1,301,085 67,221 — 1,368,306
Financial Services ...................................... 2,584,000 425,796 — 3,009,796
Food Products ......................................... 87,549 213,190 — 300,739
Gas Utilities ........................................... 48,682 51,196 — 99,878
Ground Transportation ................................... 123,425 — — 123,425
Health Care Equipment & Supplies ........................... 591,538 230,808 — 822,346

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Managed Volatility V.I. Fund
20
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 2,059,196 $ 65,503 $ — $ 2,124,699
Health Care REITs ...................................... 386,340 — — 386,340
Health Care Technology .................................. 343,641 54,830 — 398,471
Hotels, Restaurants & Leisure .............................. 2,946,575 281,497 — 3,228,072
Household Durables ..................................... 714,916 634,644 — 1,349,560
Household Products ..................................... — 95,923 — 95,923
Industrial Conglomerates .................................. — 93,006 — 93,006
Industrial REITs ........................................ — 35,797 — 35,797
Insurance ............................................ 2,109,164 1,916,263 — 4,025,427
Interactive Media & Services ............................... 4,501,384 187,272 — 4,688,656
IT Services ........................................... 1,560,159 347,310 — 1,907,469
Life Sciences Tools & Services .............................. 458,720 38,483 — 497,203
Machinery ............................................ — 31,377 — 31,377
Marine Transportation .................................... — 76,041 — 76,041
Media ............................................... 152,921 121,149 — 274,070
Metals & Mining ........................................ 13,557 159,886 — 173,443
Multi-Utilities .......................................... — 663,303 — 663,303
Office REITs .......................................... — 22,898 — 22,898
Oil, Gas & Consumable Fuels ............................... 2,770,659 1,197,563 — 3,968,222
Passenger Airlines ...................................... 693,709 64,026 — 757,735
Personal Care Products .................................. — 193,575 — 193,575
Pharmaceuticals ....................................... 3,016,705 1,921,540 — 4,938,245
Professional Services .................................... 1,190,629 1,109,077 — 2,299,706
Real Estate Management & Development ....................... 217,371 832,183 — 1,049,554
Residential REITs ....................................... 338,648 — — 338,648
Retail REITs .......................................... 282,456 22,134 — 304,590
Semiconductors & Semiconductor Equipment .................... 10,248,119 614,706 — 10,862,825
Software ............................................. 9,347,627 1,351,834 — 10,699,461
Specialized REITs ...................................... 1,465,800 — — 1,465,800
Specialty Retail ........................................ 1,676,204 143,528 — 1,819,732
Technology Hardware, Storage & Peripherals .................... 4,231,221 26,103 — 4,257,324
Textiles, Apparel & Luxury Goods ............................ 737,176 453,309 — 1,190,485
Tobacco ............................................. 579,174 237,836 — 817,010
Trading Companies & Distributors ............................ — 137,738 — 137,738
Transportation Infrastructure ............................... — 149,756 — 149,756
Water Utilities ......................................... — 70,216 — 70,216
Wireless Telecommunication Services ......................... — 300,208 — 300,208
Corporate Bonds ........................................ — 27,931 — 27,931
Other Interests .......................................... — — — —
Rights ................................................ — — 232 232
Short-Term Securities
Money Market Funds ...................................... 14,772,056 — — 14,772,056
U.S. Treasury Obligations ................................... — 7,842,821 — 7,842,821
$ 96,881,100 $ 31,620,218 $ 232 $ 128,501,550
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 539,565 $ — $ 539,565
Equity contracts ........................................... 402,797 1,075,773 — 1,478,570
Foreign currency exchange contracts ............................ — 720,182 — 720,182
Interest rate contracts ....................................... 1,134,637 2,199,424 — 3,334,061
Liabilities
Equity contracts ........................................... (989,169) (4,349,493) — (5,338,662)
Foreign currency exchange contracts ............................ — (801,197) — (801,197)
Interest rate contracts ....................................... (1,926,590) (3,763,668) — (5,690,258)
$ (1,378,325) $ (4,379,414) $ — $ (5,757,739)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
21
Statement of Assets and Liabilities
BlackRock
Managed
Volatility V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 113,729,494
Investments, at value — affiliated
(c)
.......................................................................................... 14,772,056
Cash ............................................................................................................. 57,807
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 3,990,000
Futures contracts .................................................................................................... 13,903,630
Centrally cleared swaps ................................................................................................ 8,022,000
Foreign currency, at value
(d)
............................................................................................... 3,002,834
Receivables: –
Securities lending income — affiliated ...................................................................................... 287
Swaps .......................................................................................................... 5,170
Dividends — unaffiliated ............................................................................................... 174,931
Dividends — affiliated ................................................................................................. 37,503
Interest — unaffiliated ................................................................................................. 78
Variation margin on futures contracts ....................................................................................... 871,350
Variation margin on centrally cleared swaps .................................................................................. 72,619
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 720,182
OTC swaps ........................................................................................................ 496,726
Prepaid e xpenses ..................................................................................................... 1,228
Total a ssets .........................................................................................................
159,857,895
LIABILITIES
Collateral on securities loaned ............................................................................................. 1,029,175
Payables: –
Investments purchased ................................................................................................ 46
Swaps   .......................................................................................................... 10,351
Capital shares redeemed ............................................................................................... 100,489
Distribution fees ..................................................................................................... 25,251
Interest expense .................................................................................................... 178
Investment advisory fees .............................................................................................. 35,638
Printing and postage fees .............................................................................................. 36,528
Professional fees .................................................................................................... 13,738
Transfer agent fees .................................................................................................. 97,281
Variation margin on futures contracts ....................................................................................... 105,042
Other accrued expenses ............................................................................................... 53,558
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 801,197
OTC swaps ........................................................................................................ 5,809,040
Total li abilities ........................................................................................................
8,117,512
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 151,740,383
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 237,929,990
Accumulated loss ..................................................................................................... (86,189,607)
NET ASSETS ........................................................................................................
$ 151,740,383
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 100,823,650
(b)
  Securities loaned, at value ...................................................................................... $ 1,003,773
(c)
  Investments, at cost — affiliated ................................................................................... $ 14,772,056
(d)
  Foreign currency, at cost ....................................................................................... $ 2,986,791
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 6,367,296
Shares outstanding ...................................................................................................
416,841
Net asset value .....................................................................................................
$ 15.28
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 145,373,087
Shares outstanding ...................................................................................................
9,554,365
Net asset value .....................................................................................................
$ 15.22
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
23
Statement of Operations
See notes to financial statements.
BlackRock
Managed
Volatility V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,067,022
Dividends — affiliated ................................................................................................. 165,054
Interest — unaffiliated ................................................................................................. 544,260
Securities lending income — affiliated — net ................................................................................. 2,262
Foreign taxes withheld ................................................................................................ (57,518)
Total investment income .................................................................................................
1,721,080
EXPENSES
Investment advisory .................................................................................................. 418,619
Distribution — class specific ............................................................................................ 182,280
Transfer agent — class specific .......................................................................................... 153,028
Accounting services .................................................................................................. 58,886
Professional ....................................................................................................... 50,499
Custodian ......................................................................................................... 46,986
Printing and postage ................................................................................................. 16,608
Directors and Officer ................................................................................................. 4,064
Transfer agent ...................................................................................................... 3,853
Miscellaneous ...................................................................................................... 26,518
Total expenses excluding interest expense .....................................................................................
961,341
Interest expense .................................................................................................... 1,978
Total expenses .......................................................................................................
963,319
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (175,375)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (153,028)
Total expenses after fees waived and/or reimbursed ..............................................................................
634,916
Net investment income ..................................................................................................
1,086,164
REALIZED AND UNREALIZED GAIN (LOSS) $ 3,656,113
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 10,197,033
Investments — affiliated ............................................................................................. (49)
Forward foreign currency exchange contracts ............................................................................... (10,998)
Foreign currency transactions ......................................................................................... 458,352
Futures contracts .................................................................................................. (3,770,570)
Swaps ......................................................................................................... 3,120,550
A
9,994,318
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 663,707
Forward foreign currency exchange contracts ............................................................................... 782,418
Foreign currency translations .......................................................................................... (28,818)
Futures contracts .................................................................................................. (2,631,179)
Swaps ......................................................................................................... (5,124,333)
A
(6,338,205)
Net realized and unrealized gain ...........................................................................................
3,656,113
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,742,277

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
24
See notes to financial statements.
BlackRock Managed Volatility V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,086,164  $ 2,283,554
Net realized gain .................................................................................. 9,994,318  8,839,259
Net change in unrealized appreciation (depreciation) .......................................................... (6,338,205) 7,343,514
Net increase in net assets resulting from operations ............................................................. 4,742,277  18,466,327
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (17,545)
Class III ....................................................................................... —  (18,403)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (35,948)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (14,711,070) (23,396,391)
NET ASSETS
Total decrease in net assets ............................................................................ (9,968,793) (4,966,012)
Beginning of period .................................................................................. 161,709,176  166,675,188
End of period ......................................................................................
$ 151,740,383  $ 161,709,176
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
25
Financial Highlights
BlackRock Managed Volatility V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 14.80  $ 13.25  $ 14.03  $ 13.21  $ 13.21  $ 13.27
Net investment income
(a)
...................
0 .12  0 .23  0 .29  0 .14  0 .06  0 .10
Net realized and unrealized gain ..............
0 .36  1 .36  0 .15  0 .68  0 .03  0 .36
Net increase from investment operations .......... 0.48  1.59  0.44  0.82  0.09  0.46
Distributions from net investment income
(b)
...... —  (0.04) (1.22) —  (0.09) (0.52)
Net asset value, end of period ................ $ 15.28  $ 14.80  $ 13.25  $ 14.03  $ 13.21  $ 13.21
Total Return
(c)
Based on net asset value .................... 3.24%
(d)
11.99% 3.20% 6.21% 0.68%
(e)
3.49%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.02%
(g)
1.03% 1.10% 0.97% 0.93% 1.00%
Total expenses after fees waived and/or reimbursed ..
0.59%
(g)
0.60% 0.61% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.59%
(g)
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income .....................
1.67%
(g)
1.62% 2.03% 1.04% 0.47% 0.74%
Supplemental Data
Net assets, end of period (000) ................ $ 6,367  $ 6,627  $ 7,293  $ 8,182  $ 8,853  $ 9,844
Portfolio turnover rate ....................... 112% 137% 166% 155% 103% 181%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
26
BlackRock Managed Volatility V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 14.76  $ 13.21  $ 13.96  $ 13.18  $ 13.20  $ 13.27
Net investment income
(a)
...................
0 .10  0 .19  0 .25  0 .10  0 .03  0 .06
Net realized and unrealized gain ..............
0 .36  1 .36  0 .15  0 .68  0 .04  0 .36
Net increase from investment operations .......... 0.46  1.55  0.40  0.78  0.07  0.42
Distributions from net investment income
(b)
...... —  (0.00)
(c)
(1.15) —  (0.09) (0.49)
Net asset value, end of period ................ $ 15.22  $ 14.76  $ 13.21  $ 13.96  $ 13.18  $ 13.20
Total Return
(d)
Based on net asset value .................... 3.12%
(e)
11.75% 2.88% 5.92% 0.53%
(f)
3.17%
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.28%
(h)
1.28% 1.35% 1.22% 1.18% 1.25%
Total expenses after fees waived and/or reimbursed ..
0.85%
(h)
0.85% 0.86% 0.84% 0.84% 0.84%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for
foreign withholding tax claims ...............
0.84%
(h)
0.84% 0.84% 0.84% 0.84% 0.84%
Net investment income .....................
1.42%
(h)
1.37% 1.79% 0.78% 0.22% 0.49%
Supplemental Data
Net assets, end of period (000) ................ $ 145,373  $ 155,082  $ 159,382  $ 165,867  $ 205,922  $ 213,851
Portfolio turnover rate ....................... 112% 137% 166% 155% 103% 181%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
27
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Managed
Volatility V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
28
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

Notes to Financial Statements
(unaudited) (continued)
29
Notes to Financial Statements
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
30
can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
BofA Securities, Inc. ............................... $ 17,096 $ (17,096) $ — $ —
Citigroup Global Markets, Inc. ........................ 73,029 (73,029) — —
Goldman Sachs & Co. LLC .......................... 512,136 (512,136) — —
J.P. Morgan Securities LLC .......................... 93,910 (93,116) — 794
Morgan Stanley .................................. 13,932 (13,932) — —
National Financial Services LLC ....................... 219,138 (219,138) — —
Toronto-Dominion Bank ............................ 74,532 (74,532) — —
$ 1,003,773 $ (1,002,979) $ — $ 794
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
32
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock
Asset Management North Asia Limited ("BAMNA"), (collectively, the “Sub-Advisers'), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of the Fund for which BIL, BSL and BAMNA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $182,280.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2025, the amount waived was $2,952.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.55%
$1 billion - $3 billion ..................................................................................................... 0.52
$3 billion - $5 billion ..................................................................................................... 0.50
$5 billion - $10 billion .................................................................................................... 0.48
Greater than $10 billion ................................................................................................... 0.47
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 6,271 $ 146,757 $ 153,028

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such certain expenses to 0.00% of average daily net assets for Class I and
Class III shares. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025 , class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $172,423, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $504 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 6,271
Class III ...................................................................................................... 146,757
$ 153,028
Class I Class III
Expense Limitations .................................................................................. 0.59% 0.84%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
34
Other Transactions: During the  six months ended June 30, 2025 , the Fund received a reimbursement of $6,670 from an affiliate, which is included in Other income - affiliated in the Statement of Operations.
The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments,  excluding short-term securities, were $120,474,047 and $137,094,166, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $90,703,465.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Purchases ............................................................................................................... $ 15,295,133
Sales ................................................................................................................... 24,580,810
Net Realized Gain .......................................................................................................... 2,369,958
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Volatility V.I. Fund .................................. $ 116,034,846 $ 20,460,174 $ (13,751,209) $ 6,708,965

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
36
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 730 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Volatility V.I. Fund
Class I
Shares sold .............................................
2,554 $ 38,309 23,480 $ 329,751
Shares issued in reinvestment of distributions ........................
— — 1,189 17,545
Shares redeemed .........................................
(33,642) (501,411) (127,192) (1,808,660)
(31,088) $ (463,102) (102,523) $ (1,461,364)
Class III
Shares sold .............................................
310,646 $ 4,669,717 808,932 $ 11,401,638
Shares issued in reinvestment of distributions ........................
— — 1,250 18,403
Shares redeemed .........................................
(1,266,197) (18,917,685) (2,361,741) (33,355,068)
(955,551) $ (14,247,968) (1,551,559) $ (21,935,027)
(986,639) $ (14,711,070) (1,654,082) $ (23,396,391)

Glossary of Terms Used in these Financial Statements
37
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 4,034 $ 3,339,910
Boeing Co. (The)
(a)
.................... 41,641 8,725,039
GE Aerospace ....................... 59,585 15,336,583
General Dynamics Corp. ................ 14,145 4,125,531
Howmet Aerospace, Inc. ................ 22,482 4,184,575
Huntington Ingalls Industries, Inc. .......... 2,177 525,658
L3Harris Technologies, Inc. .............. 10,446 2,620,275
Lockheed Martin Corp. ................. 11,662 5,401,139
Northrop Grumman Corp. ............... 7,526 3,762,849
RTX Corp. ......................... 73,954 10,798,763
Textron, Inc. ........................ 10,094 810,447
TransDigm Group, Inc. ................. 3,112 4,732,232
64,363,001
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 6,742 646,895
Expeditors International of Washington, Inc. ... 7,826 894,120
FedEx Corp. ........................ 12,332 2,803,187
United Parcel Service, Inc. , Class B ........ 40,603 4,098,467
8,442,669
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 12,099 825,394
Automobiles — 1.9%
Ford Motor Co. ...................... 215,329 2,336,320
General Motors Co. ................... 53,424 2,628,995
Tesla, Inc.
(a)
......................... 155,355 49,350,069
54,315,384
Banks — 3.6%
Bank of America Corp. ................. 364,114 17,229,874
Citigroup, Inc. ....................... 104,210 8,870,355
Citizens Financial Group, Inc. ............ 24,510 1,096,823
Fifth Third Bancorp ................... 37,184 1,529,378
Huntington Bancshares, Inc. ............. 80,587 1,350,638
JPMorgan Chase & Co. ................ 154,425 44,769,352
KeyCorp ........................... 53,351 929,374
M&T Bank Corp. ..................... 8,919 1,730,197
PNC Financial Services Group, Inc. (The) .... 21,981 4,097,698
Regions Financial Corp. ................ 50,478 1,187,243
Truist Financial Corp. .................. 73,282 3,150,393
US Bancorp ........................ 86,605 3,918,876
Wells Fargo & Co. .................... 180,824 14,487,619
104,347,820
Beverages — 1.1%
Brown-Forman Corp. , Class B ............ 10,585 284,842
Coca-Cola Co. (The) .................. 214,948 15,207,571
Constellation Brands, Inc. , Class A ......... 8,686 1,413,038
Keurig Dr Pepper, Inc. ................. 73,401 2,426,637
Molson Coors Beverage Co. , Class B
(b)
...... 9,754 469,070
Monster Beverage Corp.
(a)
............... 38,745 2,426,987
PepsiCo, Inc. ....................... 76,141 10,053,658
32,281,803
Biotechnology — 1.6%
AbbVie, Inc. ........................ 98,006 18,191,874
Amgen, Inc. ........................ 29,824 8,327,159
Biogen, Inc.
(a)
....................... 8,039 1,009,618
Gilead Sciences, Inc. .................. 69,188 7,670,874
Incyte Corp.
(a)
....................... 8,943 609,018
Moderna, Inc.
(a)
...................... 18,860 520,347
Regeneron Pharmaceuticals, Inc. .......... 5,865 3,079,125
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 14,247 $ 6,342,764
45,750,779
Broadline Retail — 4.0%
Amazon.com, Inc.
(a)
................... 525,025 115,185,235
eBay, Inc. .......................... 25,616 1,907,367
117,092,602
Building Products — 0.6%
A O Smith Corp. ..................... 6,532 428,303
Allegion plc ......................... 4,909 707,485
Builders FirstSource, Inc.
(a)
.............. 6,394 746,116
Carrier Global Corp. ................... 45,012 3,294,428
Johnson Controls International plc ......... 36,521 3,857,348
Lennox International, Inc.
(b)
.............. 1,784 1,022,660
Masco Corp. ........................ 11,829 761,315
Trane Technologies plc ................. 12,452 5,446,629
16,264,284
Capital Markets — 3.4%
Ameriprise Financial, Inc. ............... 5,352 2,856,523
Bank of New York Mellon Corp. (The) ....... 40,006 3,644,947
BlackRock, Inc.
(c)
..................... 8,083 8,481,088
Blackstone, Inc. , Class A ................ 40,686 6,085,812
CBOE Global Markets, Inc. .............. 5,844 1,362,879
Charles Schwab Corp. (The) ............. 94,606 8,631,851
CME Group, Inc. , Class A ............... 19,976 5,505,785
Coinbase Global, Inc. , Class A
(a)
........... 11,702 4,101,434
FactSet Research Systems, Inc. ........... 2,135 954,943
Franklin Resources, Inc.
(b)
............... 16,508 393,716
Goldman Sachs Group, Inc. (The) ......... 17,050 12,067,137
Intercontinental Exchange, Inc. ........... 31,833 5,840,400
Invesco Ltd. ........................ 24,499 386,349
KKR & Co., Inc. ...................... 37,558 4,996,341
MarketAxess Holdings, Inc. .............. 2,038 455,167
Moody's Corp. ....................... 8,571 4,299,128
Morgan Stanley ...................... 68,695 9,676,378
MSCI, Inc. ......................... 4,308 2,484,596
Nasdaq, Inc. ........................ 23,001 2,056,749
Northern Trust Corp. ................... 11,015 1,396,592
Raymond James Financial, Inc.
(b)
.......... 10,178 1,561,000
S&P Global, Inc. ..................... 17,488 9,221,248
State Street Corp. .................... 16,074 1,709,309
T. Rowe Price Group, Inc. ............... 12,346 1,191,389
99,360,761
Chemicals — 1.2%
Air Products & Chemicals, Inc. ............ 12,325 3,476,389
Albemarle Corp.
(b)
.................... 6,626 415,251
CF Industries Holdings, Inc. .............. 9,002 828,184
Corteva, Inc. ........................ 38,201 2,847,121
Dow, Inc.
(b)
......................... 39,239 1,039,049
DuPont de Nemours, Inc. ............... 23,167 1,589,025
Eastman Chemical Co. ................. 6,273 468,342
Ecolab, Inc. ........................ 13,991 3,769,735
International Flavors & Fragrances, Inc. ...... 14,240 1,047,352
Linde plc .......................... 26,157 12,272,341
LyondellBasell Industries NV , Class A
(b)
...... 14,627 846,318
Mosaic Co. (The) ..................... 17,496 638,254
PPG Industries, Inc. ................... 12,783 1,454,066
Sherwin-Williams Co. (The) .............. 12,838 4,408,056
35,099,483
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 18,997 4,233,861
Copart, Inc.
(a)
....................... 48,756 2,392,457
Republic Services, Inc. ................. 11,227 2,768,691

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ......................... 15,856 $ 894,596
Veralto Corp. ........................ 13,773 1,390,384
Waste Management, Inc. ................ 20,328 4,651,453
16,331,442
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 57,451 5,877,812
Cisco Systems, Inc. ................... 221,108 15,340,473
F5, Inc.
(a)
.......................... 3,230 950,654
Juniper Networks, Inc. ................. 18,054 720,896
Motorola Solutions, Inc. ................ 9,316 3,917,005
26,806,840
Construction & Engineering — 0.1%
Quanta Services, Inc. .................. 8,204 3,101,768
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ............ 3,390 1,860,974
Vulcan Materials Co. .................. 7,292 1,901,900
3,762,874
Consumer Finance — 0.6%
American Express Co. ................. 30,812 9,828,412
Capital One Financial Corp. .............. 35,365 7,524,257
Synchrony Financial ................... 21,549 1,438,180
18,790,849
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ................ 24,644 24,396,082
Dollar General Corp. .................. 12,263 1,402,642
Dollar Tree, Inc.
(a)
..................... 11,298 1,118,954
Kroger Co. (The) ..................... 34,039 2,441,618
Sysco Corp. ........................ 26,991 2,044,298
Target Corp. ........................ 25,377 2,503,441
Walgreens Boots Alliance, Inc. ............ 39,990 459,085
Walmart, Inc. ........................ 240,831 23,548,455
57,914,575
Containers & Packaging — 0.2%
Amcor plc .......................... 128,290 1,178,985
Avery Dennison Corp. .................. 4,481 786,281
Ball Corp. .......................... 15,415 864,627
International Paper Co. ................. 29,339 1,373,946
Packaging Corp. of America ............. 4,904 924,159
Smurfit WestRock plc .................. 27,473 1,185,460
6,313,458
Distributors — 0.1%
Genuine Parts Co. .................... 7,703 934,451
LKQ Corp.
(b)
........................ 14,369 531,797
Pool Corp. ......................... 2,136 622,601
2,088,849
Diversified Telecommunication Services — 0.7%
AT&T, Inc. .......................... 398,506 11,532,764
Verizon Communications, Inc. ............ 233,707 10,112,502
21,645,266
Electric Utilities — 1.5%
Alliant Energy Corp. ................... 14,365 868,652
American Electric Power Co., Inc. .......... 29,572 3,068,391
Constellation Energy Corp. .............. 17,348 5,599,240
Duke Energy Corp. ................... 43,017 5,076,006
Edison International ................... 21,744 1,121,990
Entergy Corp. ....................... 23,688 1,968,947
Evergy, Inc. ......................... 12,975 894,367
Eversource Energy ................... 20,258 1,288,814
Exelon Corp. ........................ 55,627 2,415,324
FirstEnergy Corp. .................... 28,672 1,154,335
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. .................. 114,164 $ 7,925,265
NRG Energy, Inc. ..................... 10,864 1,744,541
PG&E Corp. ........................ 122,439 1,706,800
Pinnacle West Capital Corp. ............. 6,237 558,024
PPL Corp. ......................... 41,250 1,397,962
Southern Co. (The) ................... 60,719 5,575,826
Xcel Energy, Inc. ..................... 31,733 2,161,017
44,525,501
Electrical Equipment — 0.9%
AMETEK, Inc. ....................... 12,895 2,333,479
Eaton Corp. plc ...................... 21,940 7,832,361
Emerson Electric Co. .................. 31,210 4,161,229
GE Vernova, Inc. ..................... 15,166 8,025,089
Generac Holdings, Inc.
(a)
................ 3,417 489,348
Hubbell, Inc. ........................ 2,965 1,210,936
Rockwell Automation, Inc. ............... 6,271 2,083,038
26,135,480
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A ............... 67,177 6,633,729
CDW Corp. ......................... 7,368 1,315,851
Corning, Inc. ........................ 42,698 2,245,488
Jabil, Inc. .......................... 6,157 1,342,842
Keysight Technologies, Inc.
(a)
............. 9,677 1,585,673
Ralliant Corp.
(a)
...................... 6,262 303,628
TE Connectivity plc ................... 16,526 2,787,440
Teledyne Technologies, Inc.
(a)
............. 2,594 1,328,932
Trimble, Inc.
(a)
....................... 13,747 1,044,497
Zebra Technologies Corp. , Class A
(a)
........ 2,841 876,051
19,464,131
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 55,275 2,119,243
Halliburton Co. ...................... 48,147 981,236
Schlumberger NV .................... 75,580 2,554,604
5,655,083
Entertainment — 1.8%
Electronic Arts, Inc. ................... 12,680 2,024,996
Live Nation Entertainment, Inc.
(a)
.......... 8,324 1,259,255
Netflix, Inc.
(a)
........................ 23,648 31,667,746
Take-Two Interactive Software, Inc.
(a)
........ 9,130 2,217,220
TKO Group Holdings, Inc. , Class A ......... 3,743 681,039
Walt Disney Co. (The) ................. 100,362 12,445,892
Warner Bros Discovery, Inc.
(a) (b)
........... 123,265 1,412,617
51,708,765
Financial Services — 4.3%
Apollo Global Management, Inc. ........... 24,913 3,534,407
Berkshire Hathaway, Inc. , Class B
(a)
........ 101,758 49,430,984
Corpay, Inc.
(a)
....................... 3,864 1,282,153
Fidelity National Information Services, Inc. .... 29,430 2,395,896
Fiserv, Inc.
(a)
........................ 30,808 5,311,607
Global Payments, Inc. ................. 13,918 1,113,997
Jack Henry & Associates, Inc. ............ 4,107 739,958
Mastercard, Inc. , Class A ................ 45,212 25,406,431
PayPal Holdings, Inc.
(a)
................. 54,801 4,072,810
Visa, Inc. , Class A .................... 95,074 33,756,024
127,044,267
Food Products — 0.6%
Archer-Daniels-Midland Co. .............. 26,612 1,404,581
Bunge Global SA ..................... 7,503 602,341
Campbell's Co. (The)
(b)
................. 10,543 323,143
Conagra Brands, Inc. .................. 27,097 554,676
General Mills, Inc.
(b)
................... 30,362 1,573,055

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The)
(b)
................... 8,222 $ 1,364,441
Hormel Foods Corp. ................... 15,763 476,831
J M Smucker Co. (The) ................. 5,919 581,246
Kellanova .......................... 14,850 1,181,020
Kraft Heinz Co. (The) .................. 48,576 1,254,232
Lamb Weston Holdings, Inc. ............. 7,837 406,348
McCormick & Co., Inc. (Non-Voting) ........ 14,158 1,073,460
Mondelez International, Inc. , Class A ........ 71,946 4,852,038
Tyson Foods, Inc. , Class A .............. 15,989 894,425
16,541,837
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 8,788 1,354,319
Ground Transportation — 0.9%
CSX Corp. ......................... 104,385 3,406,083
JB Hunt Transport Services, Inc. .......... 4,503 646,631
Norfolk Southern Corp. ................. 12,522 3,205,256
Old Dominion Freight Line, Inc. ........... 10,460 1,697,658
Uber Technologies, Inc.
(a)
............... 115,974 10,820,374
Union Pacific Corp. ................... 33,548 7,718,724
27,494,726
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories ................... 96,290 13,096,403
Align Technology, Inc.
(a)
................. 3,827 724,566
Baxter International, Inc. ................ 28,650 867,522
Becton Dickinson & Co. ................ 15,863 2,732,402
Boston Scientific Corp.
(a)
................ 81,821 8,788,394
Cooper Cos., Inc. (The)
(a)
............... 11,189 796,209
Dexcom, Inc.
(a)
...................... 21,657 1,890,440
Edwards Lifesciences Corp.
(a)
............ 32,926 2,575,142
GE HealthCare Technologies, Inc. ......... 25,272 1,871,897
Hologic, Inc.
(a)
....................... 12,613 821,863
IDEXX Laboratories, Inc.
(a)
............... 4,572 2,452,146
Insulet Corp.
(a)
....................... 3,868 1,215,248
Intuitive Surgical, Inc.
(a)
................. 19,800 10,759,518
Medtronic plc ....................... 71,069 6,195,085
ResMed, Inc. ....................... 8,165 2,106,570
Solventum Corp.
(a)
.................... 7,857 595,875
STERIS plc ......................... 5,505 1,322,411
Stryker Corp. ....................... 19,065 7,542,686
Zimmer Biomet Holdings, Inc.
(b)
........... 11,124 1,014,620
67,368,997
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. ................... 13,482 2,264,976
Cencora, Inc. ....................... 9,563 2,867,466
Centene Corp.
(a)
..................... 27,446 1,489,769
Cigna Group (The) .................... 14,844 4,907,129
CVS Health Corp. .................... 69,995 4,828,255
DaVita, Inc.
(a)
........................ 2,511 357,692
Elevance Health, Inc. .................. 12,555 4,883,393
HCA Healthcare, Inc. .................. 9,625 3,687,337
Henry Schein, Inc.
(a)
................... 6,741 492,430
Humana, Inc. ....................... 6,712 1,640,950
Labcorp Holdings, Inc. ................. 4,631 1,215,684
McKesson Corp. ..................... 6,958 5,098,683
Molina Healthcare, Inc.
(a)
................ 3,120 929,448
Quest Diagnostics, Inc.
(b)
................ 6,118 1,098,976
UnitedHealth Group, Inc. ................ 50,407 15,725,472
Universal Health Services, Inc. , Class B ..... 3,311 599,788
52,087,448
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 8,733 634,278
Healthpeak Properties, Inc. .............. 39,480 691,295
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ........................ 23,446 $ 1,480,615
Welltower, Inc. ....................... 33,823 5,199,609
8,005,797
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 38,533 591,867
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 24,067 3,185,027
Booking Holdings, Inc. ................. 1,808 10,466,946
Caesars Entertainment, Inc.
(a)
............ 11,343 322,028
Carnival Corp.
(a)
...................... 57,962 1,629,891
Chipotle Mexican Grill, Inc.
(a)
............. 75,551 4,242,189
Darden Restaurants, Inc. ............... 6,550 1,427,703
Domino's Pizza, Inc. ................... 1,938 873,263
DoorDash, Inc. , Class A
(a)
............... 18,774 4,627,979
Expedia Group, Inc. ................... 6,912 1,165,916
Hilton Worldwide Holdings, Inc. ........... 13,412 3,572,152
Las Vegas Sands Corp.
(b)
............... 19,312 840,265
Marriott International, Inc. , Class A
(b)
........ 12,756 3,485,067
McDonald's Corp. .................... 39,784 11,623,691
MGM Resorts International
(a)
............. 12,536 431,113
Norwegian Cruise Line Holdings Ltd.
(a)
....... 24,763 502,194
Royal Caribbean Cruises Ltd.
(b)
........... 13,600 4,258,704
Starbucks Corp. ...................... 62,931 5,766,367
Wynn Resorts Ltd. .................... 5,020 470,223
Yum! Brands, Inc. .................... 15,421 2,285,084
61,175,802
Household Durables — 0.3%
DR Horton, Inc. ...................... 15,362 1,980,469
Garmin Ltd. ......................... 8,534 1,781,217
Lennar Corp. , Class A .................. 12,867 1,423,219
Mohawk Industries, Inc.
(a)
............... 2,871 300,996
NVR, Inc.
(a)
......................... 164 1,211,248
PulteGroup, Inc. ..................... 11,277 1,189,272
7,886,421
Household Products — 1.0%
Church & Dwight Co., Inc. ............... 13,593 1,306,423
Clorox Co. (The) ..................... 6,786 814,795
Colgate-Palmolive Co. ................. 45,051 4,095,136
Kimberly-Clark Corp. .................. 18,427 2,375,609
Procter & Gamble Co. (The) ............. 130,177 20,739,800
29,331,763
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 39,344 413,899
Vistra Corp. ........................ 18,835 3,650,411
4,064,310
Industrial Conglomerates — 0.4%
3M Co. ............................ 30,197 4,597,191
Honeywell International, Inc. ............. 35,712 8,316,611
12,913,802
Industrial REITs — 0.2%
Prologis, Inc. ........................ 51,361 5,399,068
Insurance — 2.1%
Aflac, Inc. .......................... 27,570 2,907,532
Allstate Corp. (The) ................... 14,675 2,954,224
American International Group, Inc. ......... 32,025 2,741,020
Aon plc , Class A ..................... 12,030 4,291,823
Arch Capital Group Ltd. ................ 20,812 1,894,933
Arthur J Gallagher & Co. ................ 14,060 4,500,887
Assurant, Inc. ....................... 2,795 551,985
Brown & Brown, Inc. ................... 15,586 1,728,020

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ......................... 20,668 $ 5,987,933
Cincinnati Financial Corp. ............... 8,713 1,297,540
Erie Indemnity Co. , Class A
(b)
............. 1,385 480,304
Everest Group Ltd. .................... 2,418 821,757
Globe Life, Inc. ...................... 4,586 569,994
Hartford Insurance Group, Inc. (The) ........ 16,022 2,032,711
Loews Corp. ........................ 9,857 903,493
Marsh & McLennan Cos., Inc. ............ 27,250 5,957,940
MetLife, Inc. ........................ 31,334 2,519,880
Principal Financial Group, Inc. ............ 11,824 939,180
Progressive Corp. (The) ................ 32,522 8,678,821
Prudential Financial, Inc. ................ 19,711 2,117,750
Travelers Cos., Inc. (The) ............... 12,639 3,381,438
Willis Towers Watson plc ................ 5,513 1,689,734
WR Berkley Corp. .................... 16,704 1,227,243
60,176,142
Interactive Media & Services — 6.6%
Alphabet, Inc. , Class A ................. 323,826 57,067,856
Alphabet, Inc. , Class C ................. 260,871 46,275,907
Match Group, Inc. .................... 14,300 441,727
Meta Platforms, Inc. , Class A ............. 120,644 89,046,130
192,831,620
IT Services — 1.1%
Accenture plc , Class A ................. 34,724 10,378,656
Akamai Technologies, Inc.
(a)
.............. 8,424 671,898
Cognizant Technology Solutions Corp. , Class A . 27,322 2,131,936
EPAM Systems, Inc.
(a)
.................. 3,182 562,641
Gartner, Inc.
(a)
....................... 4,236 1,712,276
GoDaddy, Inc. , Class A
(a)
................ 7,840 1,411,671
International Business Machines Corp. ...... 51,333 15,131,942
VeriSign, Inc. ....................... 4,573 1,320,682
33,321,702
Leisure Products — 0.0%
Hasbro, Inc. ........................ 7,501 553,724
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............... 15,743 1,857,831
Bio-Techne Corp. ..................... 8,793 452,400
Charles River Laboratories International, Inc.
(a)
. 2,846 431,824
Danaher Corp. ...................... 35,528 7,018,201
IQVIA Holdings, Inc.
(a)
.................. 9,205 1,450,616
Mettler-Toledo International, Inc.
(a)
......... 1,174 1,379,121
Revvity, Inc. ........................ 6,837 661,275
Thermo Fisher Scientific, Inc. ............. 20,976 8,504,929
Waters Corp.
(a)
...................... 3,273 1,142,408
West Pharmaceutical Services, Inc. ........ 3,984 871,699
23,770,304
Machinery — 1.5%
Caterpillar, Inc. ...................... 26,134 10,145,480
Cummins, Inc. ....................... 7,652 2,506,030
Deere & Co. ........................ 14,062 7,150,386
Dover Corp. ........................ 7,663 1,404,092
Fortive Corp. ........................ 18,785 979,262
IDEX Corp. ......................... 4,186 734,936
Illinois Tool Works, Inc. ................. 14,774 3,652,872
Ingersoll Rand, Inc. ................... 22,401 1,863,315
Nordson Corp. ....................... 3,074 658,973
Otis Worldwide Corp. .................. 22,013 2,179,727
PACCAR, Inc. ....................... 29,005 2,757,215
Parker-Hannifin Corp. .................. 7,165 5,004,538
Pentair plc ......................... 9,128 937,081
Snap-on, Inc. ....................... 2,944 916,114
Stanley Black & Decker, Inc.
(b)
............ 8,679 588,002
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. ... 9,523 $ 1,993,640
Xylem, Inc. ......................... 13,517 1,748,559
45,220,222
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
..... 5,380 2,199,398
Comcast Corp. , Class A ................ 206,945 7,385,867
Fox Corp. , Class A .................... 11,936 668,893
Fox Corp. , Class B .................... 7,481 386,244
Interpublic Group of Cos., Inc. (The) ........ 20,752 508,009
News Corp. , Class A ................... 21,133 628,073
News Corp. , Class B .................. 6,293 215,913
Omnicom Group, Inc.
(b)
................. 11,123 800,189
Paramount Global , Class B .............. 29,378 378,976
13,171,562
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 79,574 3,449,533
Newmont Corp. ...................... 61,846 3,603,148
Nucor Corp. ........................ 13,084 1,694,901
Steel Dynamics, Inc. ................... 7,848 1,004,623
9,752,205
Multi-Utilities — 0.6%
Ameren Corp. ....................... 14,993 1,439,928
CenterPoint Energy, Inc. ................ 35,911 1,319,370
CMS Energy Corp. .................... 16,830 1,165,982
Consolidated Edison, Inc. ............... 19,242 1,930,935
Dominion Energy, Inc. .................. 46,524 2,629,536
DTE Energy Co. ..................... 11,612 1,538,126
NiSource, Inc. ....................... 24,119 972,960
Public Service Enterprise Group, Inc. ....... 27,749 2,335,911
Sempra ........................... 35,274 2,672,711
WEC Energy Group, Inc. ................ 17,706 1,844,965
17,850,424
Office REITs — 0.0%
BXP, Inc.
(b)
......................... 7,921 534,430
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.
(b)
........................ 18,631 340,761
Chevron Corp. ....................... 90,248 12,922,611
ConocoPhillips ...................... 70,783 6,352,066
Coterra Energy, Inc. ................... 40,496 1,027,789
Devon Energy Corp. ................... 36,287 1,154,290
Diamondback Energy, Inc. ............... 10,419 1,431,571
EOG Resources, Inc. .................. 30,328 3,627,532
EQT Corp. ......................... 33,114 1,931,209
Expand Energy Corp. .................. 11,583 1,354,516
Exxon Mobil Corp. .................... 239,493 25,817,345
Hess Corp. ......................... 15,404 2,134,070
Kinder Morgan, Inc. ................... 107,835 3,170,349
Marathon Petroleum Corp. .............. 17,583 2,920,712
Occidental Petroleum Corp. .............. 37,844 1,589,826
ONEOK, Inc. ........................ 34,343 2,803,419
Phillips 66 .......................... 22,849 2,725,886
Targa Resources Corp. ................. 12,066 2,100,449
Texas Pacific Land Corp. ................ 1,037 1,095,476
Valero Energy Corp. ................... 17,575 2,362,432
Williams Cos., Inc. (The) ................ 67,951 4,268,002
81,130,311
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 35,679 1,754,693
Southwest Airlines Co.
(b)
................ 32,575 1,056,733
United Airlines Holdings, Inc.
(a)
............ 18,281 1,455,716
4,267,142

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 12,926 $ 1,044,421
Kenvue, Inc. ........................ 107,032 2,240,180
3,284,601
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. ................ 113,012 5,231,325
Eli Lilly & Co. ....................... 43,743 34,098,981
Johnson & Johnson ................... 133,662 20,416,871
Merck & Co., Inc. ..................... 140,436 11,116,914
Pfizer, Inc. ......................... 314,610 7,626,146
Viatris, Inc. ......................... 65,288 583,022
Zoetis, Inc. , Class A ................... 24,843 3,874,266
82,947,525
Professional Services — 0.6%
Automatic Data Processing, Inc. ........... 22,588 6,966,139
Broadridge Financial Solutions, Inc. ........ 6,531 1,587,229
Dayforce, Inc.
(a)
...................... 9,000 498,510
Equifax, Inc. ........................ 6,896 1,788,616
Jacobs Solutions, Inc. .................. 6,831 897,935
Leidos Holdings, Inc. .................. 7,370 1,162,691
Paychex, Inc. ....................... 17,821 2,592,243
Paycom Software, Inc. ................. 2,599 601,409
Verisk Analytics, Inc. ................... 7,815 2,434,372
18,529,144
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A .............. 16,400 2,297,968
CoStar Group, Inc. .................... 23,426 1,883,450
4,181,418
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 7,835 1,594,422
Camden Property Trust ................. 5,962 671,858
Equity Residential .................... 18,981 1,281,028
Essex Property Trust, Inc. ............... 3,596 1,019,106
Invitation Homes, Inc. .................. 31,807 1,043,270
Mid-America Apartment Communities, Inc. .... 6,532 966,801
UDR, Inc. .......................... 17,047 696,029
7,272,514
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 4,305 408,932
Kimco Realty Corp. ................... 37,586 790,058
Realty Income Corp. ................... 48,463 2,791,953
Regency Centers Corp. ................ 9,117 649,404
Simon Property Group, Inc. .............. 17,103 2,749,478
7,389,825
Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.
(a)
........... 89,963 12,765,750
Analog Devices, Inc. ................... 27,507 6,547,216
Applied Materials, Inc. ................. 45,118 8,259,752
Broadcom, Inc. ...................... 261,272 72,019,627
Enphase Energy, Inc.
(a)
................. 7,420 294,203
First Solar, Inc.
(a)
..................... 5,866 971,058
Intel Corp. ......................... 241,059 5,399,722
KLA Corp. .......................... 7,377 6,607,874
Lam Research Corp. .................. 71,388 6,948,908
Microchip Technology, Inc. ............... 29,679 2,088,511
Micron Technology, Inc. ................. 61,808 7,617,836
Monolithic Power Systems, Inc. ........... 2,646 1,935,231
NVIDIA Corp. ....................... 1,355,137 214,098,095
NXP Semiconductors NV ............... 14,084 3,077,213
ON Semiconductor Corp.
(a)
.............. 23,581 1,235,880
QUALCOMM, Inc. .................... 61,401 9,778,723
Skyworks Solutions, Inc. ................ 8,743 651,528
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ....................... 9,097 $ 818,002
Texas Instruments, Inc. ................. 50,538 10,492,700
371,607,829
Software — 11.4%
Adobe, Inc.
(a)
........................ 23,683 9,162,479
ANSYS, Inc.
(a)
....................... 4,864 1,708,334
Autodesk, Inc.
(a)
...................... 11,921 3,690,384
Cadence Design Systems, Inc.
(a)
.......... 15,201 4,684,188
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,674 6,964,305
Fair Isaac Corp.
(a)
..................... 1,355 2,476,886
Fortinet, Inc.
(a)
....................... 35,317 3,733,713
Gen Digital, Inc. ...................... 29,919 879,619
Intuit, Inc. .......................... 15,540 12,239,770
Microsoft Corp. ...................... 412,707 205,284,589
Oracle Corp. ........................ 90,060 19,689,818
Palantir Technologies, Inc. , Class A
(a)
....... 118,198 16,112,751
Palo Alto Networks, Inc.
(a)
............... 36,724 7,515,199
PTC, Inc.
(a)
......................... 6,757 1,164,501
Roper Technologies, Inc. ................ 5,977 3,388,003
Salesforce, Inc. ...................... 53,129 14,487,747
ServiceNow, Inc.
(a)
.................... 11,436 11,757,123
Synopsys, Inc.
(a)
..................... 8,606 4,412,124
Tyler Technologies, Inc.
(a)
............... 2,397 1,421,038
Workday, Inc. , Class A
(a)
................ 11,823 2,837,520
333,610,091
Specialized REITs — 0.9%
American Tower Corp. ................. 25,901 5,724,639
Crown Castle, Inc. .................... 24,267 2,492,949
Digital Realty Trust, Inc. ................ 17,509 3,052,344
Equinix, Inc. ........................ 5,397 4,293,152
Extra Space Storage, Inc. ............... 11,782 1,737,138
Iron Mountain, Inc. .................... 16,326 1,674,558
Public Storage ....................... 8,767 2,572,413
SBA Communications Corp. ............. 5,987 1,405,987
VICI Properties, Inc. ................... 58,924 1,920,922
Weyerhaeuser Co. .................... 40,799 1,048,126
25,922,228
Specialty Retail — 1.7%
AutoZone, Inc.
(a)
..................... 935 3,470,935
Best Buy Co., Inc. .................... 10,748 721,513
CarMax, Inc.
(a)
....................... 8,503 571,487
Home Depot, Inc. (The) ................ 55,148 20,219,463
Lowe's Cos., Inc. ..................... 31,347 6,954,959
O'Reilly Automotive, Inc.
(a)
............... 47,865 4,314,073
Ross Stores, Inc. ..................... 18,269 2,330,759
TJX Cos., Inc. (The) ................... 62,409 7,706,887
Tractor Supply Co.
(b)
................... 29,887 1,577,137
Ulta Beauty, Inc.
(a)
.................... 2,509 1,173,760
Williams-Sonoma, Inc. ................. 6,751 1,102,911
50,143,884
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ......................... 829,935 170,277,764
Dell Technologies, Inc. , Class C ........... 16,437 2,015,176
Hewlett Packard Enterprise Co. ........... 72,524 1,483,116
HP, Inc. ........................... 51,728 1,265,267
NetApp, Inc. ........................ 11,298 1,203,802
Seagate Technology Holdings plc .......... 11,429 1,649,547
Super Micro Computer, Inc.
(a)
............. 28,273 1,385,660
Western Digital Corp. .................. 18,592 1,189,702
180,470,034

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 8,451 $ 871,045
Lululemon Athletica, Inc.
(a)
............... 6,200 1,472,996
NIKE, Inc. , Class B ................... 65,532 4,655,393
Ralph Lauren Corp. , Class A ............. 2,251 617,404
Tapestry, Inc. ........................ 11,636 1,021,757
8,638,595
Tobacco — 0.7%
Altria Group, Inc. ..................... 93,950 5,508,288
Philip Morris International, Inc. ............ 86,320 15,721,462
21,229,750
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 63,960 2,686,320
United Rentals, Inc. ................... 3,625 2,731,075
WW Grainger, Inc. .................... 2,467 2,566,272
7,983,667
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 10,806 1,503,223
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 26,616 6,341,528
Total Long-Term Investments — 99 .6%
(Cost: $ 927,812,021 ) .............................. 2,917,284,929
Short-Term Securities
Money Market Funds — 1.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 21,907,925 21,916,688
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 9,266,131 9,266,131
Total Short-Term Securities — 1 .1%
(Cost: $ 31,182,819 ) ............................... 31,182,819
Total Investments — 100 .7%
(Cost: $ 958,994,840 ) .............................. 2,948,467,748
Liabilities in Excess of Other Assets — (0.7) % ............. (21,557,362)
Net Assets — 100.0% ...............................
$ 2,926,910,386
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
9
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 210,907,500 $ — $ (189,001,234)
(a)
$ 10,422 $ — $ 21,916,688 21,907,925 $ 64,513
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 8,117,033 1,149,098
(a)
— — — 9,266,131 9,266,131 159,052 —
BlackRock, Inc. .......... 8,520,715 — (210,542) 171,601 (686) 8,481,088 8,083 85,241 —
$ 182,023 $ (686) $ 39,663,907 $ 308,806 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
10
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 34 09/19/25 $ 10,631 $ 390,145
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 390,145 $ — $ — $ — $ 390,145
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 412,462 $ — $ — $ — $ 412,462
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 659,321 $ — $ — $ — $ 659,321
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,403,613
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,917,284,929 $ — $ — $ 2,917,284,929
Short-Term Securities
Money Market Funds ...................................... 31,182,819 — — 31,182,819
$ 2,948,467,748 $ — $ — $ 2,948,467,748

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock S&P 500 Index V.I. Fund
Schedule of Investments
11
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 390,145 $ — $ — $ 390,145
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
12
BlackRock S&P
500 Index V.I.
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,908,803,841
Investments, at value — affiliated
(c)
.......................................................................................... 39,663,907
Cash ............................................................................................................. 15,284
Cash pledged: –
Futures contracts .................................................................................................... 827,000
Foreign currency, at value
(d)
............................................................................................... 97
Receivables: –
Securities lending income — affiliated ...................................................................................... 7,088
Capital shares sold ................................................................................................... 374,566
Dividends — unaffiliated ............................................................................................... 1,459,081
Dividends — affiliated ................................................................................................. 32,587
Variation margin on futures contracts ....................................................................................... 54,725
Prepaid e xpenses ..................................................................................................... 19,207
Total a ssets .........................................................................................................
2,951,257,383
LIABILITIES
Collateral on securities loaned ............................................................................................. 22,013,068
Payables: –
Capital shares redeemed ............................................................................................... 1,291,061
Distribution fees ..................................................................................................... 45,497
Interest expense .................................................................................................... 2,746
Investment advisory fees .............................................................................................. 162,997
Directors' and Officer's fees ............................................................................................. 1,017
Printing and postage fees .............................................................................................. 199,451
Professional fees .................................................................................................... 35,633
Transfer agent fees .................................................................................................. 554,256
Other accrued expenses ............................................................................................... 41,271
Total li abilities ........................................................................................................
24,346,997
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 2,926,910,386
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 845,496,610
Accumulated earnings .................................................................................................. 2,081,413,776
NET ASSETS ........................................................................................................
$ 2,926,910,386
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 924,558,961
(b)
  Securities loaned, at value ...................................................................................... $ 21,534,690
(c)
  Investments, at cost — affiliated ................................................................................... $ 34,435,879
(d)
  Foreign currency, at cost ....................................................................................... $ 101
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
13
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock S&P
500 Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 2,658,418,258
Shares outstanding ...................................................................................................
71,444,351
Net asset value .....................................................................................................
$ 37.21
Shares authorized ...................................................................................................
300 million
Par value ......................................................................................................... $ 0.10
Class II
Net assets .........................................................................................................
$ 16,907,784
Shares outstanding ...................................................................................................
461,516
Net asset value .....................................................................................................
$ 36.64
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 251,584,344
Shares outstanding ...................................................................................................
6,861,902
Net asset value .....................................................................................................
$ 36.66
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
14
BlackRock S&P
500 Index V.I.
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 17,970,450
Dividends — affiliated ................................................................................................. 244,293
Interest — unaffiliated ................................................................................................. 12,974
Securities lending income — affiliated — net ................................................................................. 64,513
Foreign taxes withheld ................................................................................................ (4,738)
Total investment income .................................................................................................
18,287,492
EXPENSES
Investment advisory .................................................................................................. 964,614
Transfer agent — class specific .......................................................................................... 606,639
Distribution — class specific ............................................................................................ 310,776
Accounting services .................................................................................................. 83,942
Printing and postage ................................................................................................. 74,480
Professional ....................................................................................................... 53,596
Directors and Officer ................................................................................................. 12,633
Custodian ......................................................................................................... 11,738
Transfer agent ...................................................................................................... 8,268
Miscellaneous ...................................................................................................... 6,162
Total expenses excluding interest expense .....................................................................................
2,132,848
Interest expense .................................................................................................... 4,292
Total expenses .......................................................................................................
2,137,140
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,902)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (1,358)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,132,880
Net investment income ..................................................................................................
16,154,612
REALIZED AND UNREALIZED GAIN (LOSS) $ 150,781,513
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 66,867,576
Investments — affiliated ............................................................................................. 182,023
Foreign currency transactions ......................................................................................... (174)
Futures contracts .................................................................................................. 412,462
A
67,461,887
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 82,660,984
Investments — affiliated ............................................................................................. (686)
Foreign currency translations .......................................................................................... 7
Futures contracts .................................................................................................. 659,321
A
83,319,626
Net realized and unrealized gain ...........................................................................................
150,781,513
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 166,936,125
See notes to financial statements.

Statements of Changes in Net Assets
15
Statements of Changes in Net Assets
BlackRock S&P 500 Index V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 16,154,612  $ 32,762,382
Net realized gain .................................................................................. 67,461,887  129,481,759
Net change in unrealized appreciation (depreciation) .......................................................... 83,319,626  424,667,143
Net increase in net assets resulting from operations ............................................................. 166,936,125  586,911,284
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (136,243,173)
Class II ....................................................................................... —  (859,334)
Class III ....................................................................................... —  (13,186,088)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (150,288,595)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (90,699,373) (1,243,201)
NET ASSETS
Total increase in net assets ............................................................................. 76,236,752  435,379,488
Beginning of period .................................................................................. 2,850,673,634  2,415,294,146
End of period ......................................................................................
$ 2,926,910,386  $ 2,850,673,634
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
16
BlackRock S&P 500 Index V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 35.06  $ 29.60  $ 24.68  $ 32.25  $ 27.28  $ 24.94
Net investment income
(a)
....................
0 .21  0 .42  0 .42  0 .41  0 .40  0 .43
Net realized and unrealized gain (loss) ...........
1 .94  6 .97  6 .03  ( 6 .28 ) 7 .28  4 .05
Net increase (decrease) from investment operations ... 2.15  7.39  6.45  (5.87) 7.68  4.48
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .45 ) ( 0 .39 ) ( 0 .42 ) ( 0 .41 ) ( 0 .46 )
From net realized gain ...................... —  ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 )
Total distributions ........................... —  (1.93) (1.53) (1.70) (2.71) (2.14)
Net asset value, end of period ................. $ 37.21  $ 35.06  $ 29.60  $ 24.68  $ 32.25  $ 27.28
Total Return
(c)
Based on net asset value ..................... 6.13%
(d)
24.83% 26.22% (18.23)% 28.53% 18.24%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.13%
(f)
0.14% 0.13% 0.14% 0.14% 0.16%
Total expenses after fees waived and/or reimbursed ...
0.13%
(f)
0.14% 0.13% 0.14% 0.14% 0.15%
Net investment income ......................
1.20%
(f)
1.24% 1.52% 1.48% 1.28% 1.73%
Supplemental Data
Net assets, end of period (000) ................. $ 2,658,418  $ 2,580,180  $ 2,183,297  $ 1,704,055  $ 2,218,337  $ 1,857,885
Portfolio turnover rate ........................ 1% 2% 7% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock S&P 500 Index V.I. Fund
Class II
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 34.55  $ 29.19  $ 24.36  $ 31.86  $ 26.98  $ 24.70
Net investment income
(a)
....................
0 .18  0 .36  0 .37  0 .37  0 .35  0 .39
Net realized and unrealized gain (loss) ...........
1 .91  6 .88  5 .95  ( 6 .21 ) 7 .20  3 .99
Net increase (decrease) from investment operations ... 2.09  7.24  6.32  (5.84) 7.55  4.38
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .40 ) ( 0 .35 ) ( 0 .38 ) ( 0 .37 ) ( 0 .42 )
From net realized gain ...................... —  ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 )
Total distributions ........................... —  (1.88) (1.49) (1.66) (2.67) (2.10)
Net asset value, end of period ................. $ 36.64  $ 34.55  $ 29.19  $ 24.36  $ 31.86  $ 26.98
Total Return
(c)
Based on net asset value ..................... 6.05%
(d)
24.68% 26.02% (18.36)% 28.34% 18.03%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.29%
(f)
0.29% 0.29% 0.29% 0.29% 0.31%
Total expenses after fees waived and/or reimbursed ...
0.29%
(f)
0.29% 0.29% 0.29% 0.29% 0.30%
Net investment income ......................
1.04%
(f)
1.09% 1.37% 1.33% 1.13% 1.60%
Supplemental Data
Net assets, end of period (000) ................. $ 16,908  $ 16,475  $ 13,433  $ 10,411  $ 11,633  $ 9,215
Portfolio turnover rate ........................ 1% 2% 7% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
18
BlackRock S&P 500 Index V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ............
$ 34.59  $ 29.23  $ 24.39  $ 31.88  $ 26.99  $ 24.70
Net investment income
(a)
....................
0 .16  0 .33  0 .35  0 .34  0 .31  0 .36
Net realized and unrealized gain (loss) ...........
1 .91  6 .87  5 .95  ( 6 .21 ) 7 .21  4 .00
Net increase (decrease) from investment operations ... 2.07  7.20  6.30  (5.87) 7.52  4.36
Distributions
(b)
– – – – – –
From net investment income ................. —  ( 0 .36 ) ( 0 .32 ) ( 0 .34 ) ( 0 .33 ) ( 0 .39 )
From net realized gain ...................... —  ( 1 .48 ) ( 1 .14 ) ( 1 .28 ) ( 2 .30 ) ( 1 .68 )
Total distributions ........................... —  (1.84) (1.46) (1.62) (2.63) (2.07)
Net asset value, end of period ................. $ 36.66  $ 34.59  $ 29.23  $ 24.39  $ 31.88  $ 26.99
Total Return
(c)
Based on net asset value ..................... 5.98%
(d)
24.52% 25.90% (18.42)% 28.23% 17.92%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.39%
(f)
0.39% 0.39% 0.39% 0.39% 0.41%
Total expenses after fees waived and/or reimbursed ...
0.39%
(f)
0.39% 0.38% 0.39% 0.39% 0.40%
Net investment income ......................
0.94%
(f)
0.99% 1.27% 1.23% 1.03% 1.49%
Supplemental Data
Net assets, end of period (000) ................. $ 251,584  $ 254,018  $ 218,564  $ 202,820  $ 281,094  $ 269,805
Portfolio turnover rate ........................ 1% 2% 7% 2% 3% 4%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
19
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock S&P 500 Index
V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III
Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
20
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of

Notes to Financial Statements
(unaudited) (continued)
21
Notes to Financial Statements
the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Citigroup Global Markets, Inc. ........................ $ 4,611,928 $ (4,611,928) $ — $ —
Goldman Sachs & Co. LLC .......................... 15,375,838 (15,375,838) — —
J.P. Morgan Securities LLC .......................... 1,036,523 (1,036,523) — —
Jefferies LLC .................................... 510,401 (510,401) — —
$ 21,534,690 $ (21,534,690) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
22
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.07% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the following table shows the class specific distribution fees borne directly by each share class of the Fund:
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the 1940 Act
(“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 2,902 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Share Class Distribution Fees
Class II ............................................................................................................... 0 .15%
Class III ............................................................................................................... 0 .25
Share Class
Distribution
Fees
Class II ......................................................................................................... $ 11,813
Class III ......................................................................................................... 298,963
$ 310,776
Class I Class II Class III Total
Transfer agent fees - class specific ....................................................... $ 541,584 $ 3,981 $ 61,074 $ 606,639
Class I ................................................................................................................
0 .05%
Class II ...............................................................................................................
0 .05
Class III ...............................................................................................................
0 .05

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $14,057 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class II ....................................................................................................... $ 76
Class III ...................................................................................................... 1,282
$ 1,358
Class I Class II Class III
Expense Limitations ................................................................. 0 .15% 0 .30% 0 .40%

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
24
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $14,702,053 and $90,255,656, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response
Purchases ............................................................................................................... $ 7,708,834
Sales ................................................................................................................... 9,506,875
Net Realized Gain .......................................................................................................... 5,963,434
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock S&P 500 Index V.I. Fund ..................................... $ 979,012,923 $ 2,010,381,001 $ (40,536,031) $ 1,969,844,970

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
26
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 437 Class III Shares of the Fund.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock S&P 500 Index V.I. Fund
Class I
Shares sold .............................................
1,720,791 $ 59,824,920 3,102,079 $ 104,694,619
Shares issued in reinvestment of distributions ........................
— — 3,784,624 136,243,173
Shares redeemed .........................................
(3,867,321) (133,909,105) (7,065,794) (238,407,955)
(2,146,530) $ (74,084,185) (179,091) $ 2,529,837
Class II
Shares sold .............................................
31,978 $ 1,127,380 68,035 $ 2,284,069
Shares issued in reinvestment of distributions ........................
— — 24,229 859,334
Shares redeemed .........................................
(47,361) (1,571,289) (75,559) (2,543,748)
(15,383) $ (443,909) 16,705 $ 599,655
Class III
Shares sold .............................................
687,316 $ 23,310,091 1,320,866 $ 43,694,439
Shares issued in reinvestment of distributions ........................
— — 371,425 13,185,282
Shares redeemed .........................................
(1,168,884) (39,481,370) (1,827,324) (61,252,414)
(481,568) $ (16,171,279) (135,033) $ (4,372,693)
(2,643,481) $ (90,699,373) (297,419) $ (1,243,201)

Glossary of Terms Used in these Financial Statements
27
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust

June 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Small Cap Index V.I. Fund

Derivative Financial Instruments
2025
BlackRock Semi-Annual Financial Statements and Additional Information
2
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.
(a)
........................ 4,522 $ 311,068
AeroVironment, Inc.
(a) (b)
................. 3,538 1,008,153
AerSale Corp.
(a)
...................... 4,272 25,675
Archer Aviation, Inc. , Class A
(a) (b)
........... 68,937 747,966
Astronics Corp.
(a)
..................... 3,928 131,509
Byrna Technologies, Inc.
(a) (b)
.............. 2,178 67,257
Cadre Holdings, Inc. ................... 3,591 114,373
Ducommun, Inc.
(a)
.................... 1,777 146,834
Eve Holding, Inc.
(a)
.................... 6,076 41,681
Intuitive Machines, Inc. , Class A
(a)
.......... 13,837 150,408
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 20,824 967,275
Mercury Systems, Inc.
(a)
................ 6,635 357,361
Moog, Inc. , Class A ................... 3,578 647,511
National Presto Industries, Inc.
(b)
........... 663 64,947
Park Aerospace Corp. .................. 1,835 27,103
Redwire Corp.
(a)
...................... 4,264 69,503
Satellogic, Inc. , Class A
(a)
............... 8,653 31,324
Triumph Group, Inc.
(a)
.................. 9,314 239,836
V2X, Inc.
(a)
......................... 2,247 109,092
VirTra, Inc.
(a)
........................ 282 1,994
5,260,870
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 3,164 77,645
Hub Group, Inc. , Class A ................ 7,633 255,171
Radiant Logistics, Inc.
(a)
................ 4,387 26,673
359,489
Automobile Components — 1.2%
Adient plc
(a)
......................... 10,372 201,839
American Axle & Manufacturing Holdings, Inc.
(a)
14,354 58,564
Cooper-Standard Holdings, Inc.
(a) (b)
......... 2,110 45,365
Dana, Inc. .......................... 16,617 284,982
Dorman Products, Inc.
(a) (b)
............... 3,478 426,646
Fox Factory Holding Corp.
(a)
.............. 5,326 138,156
Garrett Motion, Inc.
(b)
.................. 15,974 167,887
Gentherm, Inc.
(a)
..................... 3,894 110,161
Goodyear Tire & Rubber Co. (The)
(a)
........ 33,092 343,164
Holley, Inc.
(a) (b)
....................... 5,818 11,636
LCI Industries
(b)
...................... 3,065 279,497
Luminar Technologies, Inc. , Class A
(a) (b)
...... 6,367 18,273
Modine Manufacturing Co.
(a) (b)
............ 6,627 652,760
Motorcar Parts of America, Inc.
(a)
.......... 2,249 25,189
Patrick Industries, Inc.
(b)
................ 4,122 380,337
Phinia, Inc. ......................... 4,989 221,961
Solid Power, Inc. , Class A
(a) (b)
............. 19,650 43,033
Standard Motor Products, Inc. ............ 2,780 85,402
Strattec Security Corp.
(a)
................ 390 24,262
Visteon Corp.
(a)
...................... 3,479 324,591
XPEL, Inc.
(a) (c)
....................... 3,166 113,659
3,957,364
Automobiles — 0.0%
Faraday Future Intelligent Electric, Inc.
(a)
..... 10,944 18,386
Livewire Group, Inc.
(a) (b)
................. 4,588 21,105
Winnebago Industries, Inc. .............. 3,458 100,282
139,773
Banks — 10.5%
1st Source Corp. ..................... 2,477 153,747
ACNB Corp. ........................ 1,185 50,765
Amalgamated Financial Corp.
(b)
........... 3,106 96,907
Amerant Bancorp, Inc. , Class A
(b)
.......... 4,430 80,759
Ameris Bancorp
(b)
..................... 8,370 541,539
Ames National Corp. .................. 1,111 19,787
Security
Shares
Shares Value
Banks (continued)
Arrow Financial Corp. .................. 1,959 $ 51,757
Associated Banc-Corp. ................. 21,469 523,629
Atlantic Union Bankshares Corp. .......... 18,035 564,135
Axos Financial, Inc.
(a)
.................. 6,666 506,883
Banc of California, Inc.
(b)
................ 17,308 243,177
BancFirst Corp.
(b)
..................... 2,679 331,178
Bancorp, Inc. (The)
(a)
.................. 5,683 323,760
Bank First Corp. ..................... 1,171 137,768
Bank of Hawaii Corp.
(b)
................. 4,837 326,643
Bank of Marin Bancorp ................. 2,055 46,936
Bank of NT Butterfield & Son Ltd. (The) ...... 5,688 251,865
Bank7 Corp. ........................ 407 17,025
BankFinancial Corp. ................... 1,104 12,773
BankUnited, Inc. ..................... 9,013 320,773
Bankwell Financial Group, Inc. ............ 1,001 36,066
Banner Corp. ....................... 4,313 276,679
Bar Harbor Bankshares ................ 1,956 58,602
BayCom Corp. ...................... 1,492 41,343
BCB Bancorp, Inc. .................... 2,193 18,465
Berkshire Hills Bancorp, Inc. ............. 5,072 127,003
Blue Foundry Bancorp
(a)
................ 2,123 20,317
Blue Ridge Bankshares, Inc.
(a)
............ 7,738 27,779
Bridgewater Bancshares, Inc.
(a)
........... 2,907 46,250
Brookline Bancorp, Inc. ................. 10,942 115,438
Burke & Herbert Financial Services Corp. .... 1,721 102,795
Business First Bancshares, Inc. ........... 3,711 91,476
BV Financial, Inc.
(a)
................... 1,017 15,489
Byline Bancorp, Inc. ................... 3,956 105,744
C&F Financial Corp. ................... 384 23,704
Cadence Bank ...................... 19,124 611,586
California Bancorp
(a)
................... 3,023 47,642
Camden National Corp. ................ 2,313 93,862
Capital Bancorp, Inc. .................. 1,375 46,172
Capital City Bank Group, Inc. ............. 1,779 70,004
Capitol Federal Financial, Inc. ............ 15,065 91,896
Carter Bankshares, Inc.
(a)
............... 3,079 53,390
Cathay General Bancorp ................ 8,518 387,825
CB Financial Services, Inc. .............. 562 16,017
Central Pacific Financial Corp. ............ 3,251 91,126
CF Bankshares, Inc. ................... 446 10,691
Chain Bridge Bancorp, Inc. , Class A
(a)
....... 383 9,870
Chemung Financial Corp. ............... 440 21,327
ChoiceOne Financial Services, Inc. ......... 1,845 52,951
Citizens & Northern Corp. ............... 1,779 33,694
Citizens Community Bancorp, Inc. ......... 1,098 15,152
Citizens Financial Services, Inc. ........... 646 37,933
City Holding Co.
(b)
.................... 1,804 220,846
Civista Bancshares, Inc. ................ 1,975 45,820
CNB Financial Corp. ................... 2,895 66,180
Coastal Financial Corp.
(a)
............... 1,638 158,673
Colony Bankcorp, Inc. ................. 1,900 31,293
Columbia Financial, Inc.
(a)
............... 3,235 46,940
Community Financial System, Inc. ......... 6,699 380,972
Community Trust Bancorp, Inc.
(b)
.......... 2,021 106,951
Community West Bancshares ............ 2,248 43,858
ConnectOne Bancorp, Inc. .............. 6,173 142,967
Customers Bancorp, Inc.
(a)
............... 3,723 218,689
CVB Financial Corp. ................... 16,648 329,464
Dime Community Bancshares, Inc.
(b)
........ 5,292 142,566
Eagle Bancorp Montana, Inc. ............. 876 14,603
Eagle Bancorp, Inc. ................... 3,499 68,161
Eagle Financial Services, Inc. ............ 495 15,157
Eastern Bankshares, Inc. ............... 25,411 388,026
ECB Bancorp, Inc.
(a)
................... 743 11,472
Enterprise Bancorp, Inc. ................ 1,385 54,901

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Enterprise Financial Services Corp.
(b)
....... 4,694 $ 258,639
Equity Bancshares, Inc. , Class A .......... 2,141 87,353
Esquire Financial Holdings, Inc. ........... 922 87,277
ESSA Bancorp, Inc. ................... 1,030 19,982
Farmers & Merchants Bancorp, Inc. ........ 1,698 42,925
Farmers National Banc Corp. ............. 4,586 63,241
FB Bancorp, Inc.
(a)
.................... 2,314 26,032
FB Financial Corp.
(b)
................... 4,546 205,934
Fidelity D&D Bancorp, Inc. ............... 564 25,944
Financial Institutions, Inc. ............... 2,357 60,528
Finward Bancorp ..................... 359 9,916
Finwise Bancorp
(a) (b)
................... 982 14,740
First Bancorp ....................... 25,192 643,608
First Bancorp, Inc. (The) ................ 1,391 35,345
First Bank .......................... 2,963 45,838
First Busey Corp.
(b)
.................... 11,049 252,856
First Business Financial Services, Inc. ....... 1,154 58,462
First Capital, Inc. ..................... 377 15,566
First Commonwealth Financial Corp.
(b)
....... 13,316 216,119
First Community Bankshares, Inc. ......... 2,023 79,241
First Community Corp. ................. 886 21,601
First Financial Bancorp ................. 11,856 287,627
First Financial Bankshares, Inc. ........... 17,087 614,790
First Financial Corp. ................... 1,546 83,778
First Foundation, Inc.
(a)
................. 7,998 40,790
First Internet Bancorp .................. 1,061 28,541
First Interstate BancSystem, Inc. , Class A .... 11,531 332,323
First Merchants Corp.
(b)
................. 7,591 290,735
First Mid Bancshares, Inc. ............... 2,954 110,745
First National Corp. ................... 934 18,185
First Savings Financial Group, Inc. ......... 647 16,201
First United Corp. .................... 753 23,351
First Western Financial, Inc.
(a)
............ 917 20,688
Firstsun Capital Bancorp
(a)
............... 1,563 54,314
Five Star Bancorp .................... 2,233 63,730
Flagstar Financial, Inc. ................. 38,438 407,443
Flushing Financial Corp. ................ 4,190 49,777
Franklin Financial Services Corp. .......... 502 17,382
FS Bancorp, Inc. ..................... 752 29,614
Fulton Financial Corp. .................. 21,587 389,429
FVCBankcorp, Inc.
(a)
................... 1,733 20,449
GBank Financial Holdings, Inc.
(a)
.......... 1,054 37,322
German American Bancorp, Inc.
(b)
.......... 4,643 178,802
Glacier Bancorp, Inc.
(b)
................. 14,617 629,700
Great Southern Bancorp, Inc. ............. 1,039 61,072
Greene County Bancorp, Inc. ............. 786 17,465
Guaranty Bancshares, Inc. .............. 1,095 46,472
Hancock Whitney Corp. ................ 11,306 648,964
Hanmi Financial Corp.
(b)
................ 3,597 88,774
Hanover Bancorp, Inc. ................. 535 12,246
HarborOne Bancorp, Inc. ............... 4,474 52,256
Hawthorn Bancshares, Inc. .............. 636 18,533
HBT Financial, Inc. .................... 1,855 46,765
Heritage Commerce Corp. ............... 7,973 79,172
Heritage Financial Corp.
(b)
............... 4,119 98,197
Hilltop Holdings, Inc.
(b)
................. 5,966 181,068
Hingham Institution for Savings (The) ....... 194 48,180
Home Bancorp, Inc. ................... 875 45,307
Home BancShares, Inc. ................ 24,312 691,920
HomeStreet, Inc.
(a)
.................... 2,431 31,773
HomeTrust Bancshares, Inc. ............. 2,070 77,439
Hope Bancorp, Inc. ................... 15,884 170,435
Horizon Bancorp, Inc. .................. 5,512 84,775
Independent Bank Corp.
(b)
............... 5,410 340,208
Independent Bank Corp. ................ 2,624 85,044
Security
Shares
Shares Value
Banks (continued)
International Bancshares Corp. ........... 7,034 $ 468,183
Investar Holding Corp. ................. 1,277 24,672
John Marshall Bancorp, Inc. ............. 1,610 29,833
Kearny Financial Corp. ................. 7,196 46,486
Lakeland Financial Corp. ................ 3,244 199,344
Landmark Bancorp, Inc. ................ 507 13,405
LCNB Corp. ........................ 1,811 26,314
LINKBANCORP, Inc. .................. 2,602 19,021
Live Oak Bancshares, Inc. ............... 4,442 132,372
MainStreet Bancshares, Inc. ............. 815 15,403
Mercantile Bank Corp. ................. 2,049 95,094
Meridian Corp. ...................... 1,129 14,553
Metrocity Bankshares, Inc.
(b)
............. 2,420 69,164
Metropolitan Bank Holding Corp.
(a)
......... 1,301 91,070
Mid Penn Bancorp, Inc. ................. 2,592 73,094
Middlefield Banc Corp. ................. 888 26,738
Midland States Bancorp, Inc. ............. 2,729 47,266
MidWestOne Financial Group, Inc. ......... 2,642 76,010
MVB Financial Corp. .................. 1,668 37,580
National Bank Holdings Corp. , Class A ...... 4,543 170,862
National Bankshares, Inc. ............... 704 19,149
NB Bancorp, Inc.
(a)
.................... 4,526 80,834
NBT Bancorp, Inc. .................... 6,341 263,469
Nicolet Bankshares, Inc.
(b)
............... 1,715 211,768
Northeast Bank ...................... 916 81,515
Northeast Community Bancorp, Inc. ........ 1,375 31,962
Northfield Bancorp, Inc. ................ 5,107 58,628
Northpointe Bancshares, Inc.
(b)
............ 1,375 18,851
Northrim Bancorp, Inc. ................. 711 66,308
Northwest Bancshares, Inc. .............. 16,000 204,480
Norwood Financial Corp. ................ 849 21,887
Oak Valley Bancorp ................... 678 18,469
OceanFirst Financial Corp. .............. 7,744 136,372
OFG Bancorp ....................... 5,464 233,859
Ohio Valley Banc Corp. ................. 353 11,377
Old National Bancorp .................. 40,970 874,300
Old Point Financial Corp. ............... 498 19,546
Old Second Bancorp, Inc. ............... 5,507 97,694
OP Bancorp ........................ 1,536 19,953
Orange County Bancorp, Inc. ............. 1,202 31,060
Origin Bancorp, Inc. ................... 3,861 137,992
Orrstown Financial Services, Inc. .......... 2,419 76,997
Pacific Premier Bancorp, Inc. ............. 11,705 246,858
Park National Corp. ................... 1,908 319,132
Parke Bancorp, Inc.
(b)
.................. 1,688 34,385
Pathward Financial, Inc. ................ 3,082 243,848
Patriot National Bancorp, Inc.
(a)
........... 7,917 12,034
PCB Bancorp ....................... 1,351 28,344
Peapack-Gladstone Financial Corp. ........ 2,316 65,427
Penns Woods Bancorp, Inc. .............. 930 28,235
Peoples Bancorp of North Carolina, Inc. ..... 608 17,541
Peoples Bancorp, Inc. ................. 4,677 142,836
Peoples Financial Services Corp. .......... 1,182 58,355
Pioneer Bancorp, Inc.
(a)
................. 1,483 17,840
Plumas Bancorp ..................... 613 27,254
Ponce Financial Group, Inc.
(a)
............ 2,558 35,403
Preferred Bank
(b)
..................... 961 83,170
Primis Financial Corp. .................. 2,525 27,396
Princeton Bancorp, Inc. ................. 601 18,355
Provident Bancorp, Inc.
(a)
............... 1,943 24,268
Provident Financial Services, Inc.
(b)
......... 14,883 260,899
QCR Holdings, Inc. ................... 2,102 142,726
RBB Bancorp ....................... 2,165 37,260
Red River Bancshares, Inc. .............. 655 38,448
Renasant Corp. ...................... 11,929 428,609

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Republic Bancorp, Inc. , Class A ........... 1,050 $ 76,765
Rhinebeck Bancorp, Inc.
(a)
............... 799 9,372
Richmond Mutual Bancorp, Inc.
(b)
.......... 957 13,207
Riverview Bancorp, Inc. ................ 2,353 12,941
S&T Bancorp, Inc. .................... 4,785 180,969
SB Financial Group, Inc. ................ 712 13,599
Seacoast Banking Corp. of Florida ......... 10,607 292,965
ServisFirst Bancshares, Inc.
(b)
............ 6,527 505,908
Shore Bancshares, Inc. ................. 4,023 63,242
Sierra Bancorp ...................... 1,907 56,619
Simmons First National Corp. , Class A
(b)
..... 15,584 295,473
SmartFinancial, Inc. ................... 1,999 67,526
Sound Financial Bancorp, Inc. ............ 218 10,028
South Plains Financial, Inc. .............. 1,679 60,511
Southern First Bancshares, Inc.
(a)
.......... 985 37,460
Southern Missouri Bancorp, Inc. ........... 1,201 65,791
Southern States Bancshares, Inc. .......... 1,115 40,553
Southside Bancshares, Inc. .............. 3,616 106,419
SR Bancorp, Inc.
(b)
.................... 839 11,326
Stellar Bancorp, Inc. ................... 6,138 171,741
Sterling Bancorp, Inc.
(a) (b) (d)
............... 3,482 —
Stock Yards Bancorp, Inc. ............... 3,314 261,740
Texas Capital Bancshares, Inc.
(a) (b)
......... 5,863 465,522
Third Coast Bancshares, Inc.
(a)
............ 1,756 57,369
Timberland Bancorp, Inc. ............... 953 29,734
Tompkins Financial Corp. ............... 1,785 111,973
Towne Bank
(b)
....................... 9,272 316,917
TriCo Bancshares
(b)
................... 4,179 169,208
Triumph Financial, Inc.
(a)
................ 2,876 158,496
TrustCo Bank Corp. ................... 2,175 72,688
Trustmark Corp. ..................... 7,317 266,778
UMB Financial Corp. .................. 9,271 974,938
Union Bankshares, Inc. ................. 404 10,754
United Bankshares, Inc.
(b)
............... 17,905 652,279
United Community Banks, Inc.
(b)
........... 14,510 432,253
United Security Bancshares
(b)
............ 1,513 13,087
Unity Bancorp, Inc. .................... 1,024 48,210
Univest Financial Corp. ................. 3,945 118,508
USCB Financial Holdings, Inc. , Class A ...... 1,251 20,692
Valley National Bancorp
(b)
............... 61,952 553,231
Veritex Holdings, Inc. .................. 6,709 175,105
Virginia National Bankshares Corp. ......... 540 19,980
WaFd, Inc.
(b)
........................ 9,614 281,498
Washington Trust Bancorp, Inc. ........... 2,335 66,034
WesBanco, Inc. ...................... 12,206 386,076
West Bancorp, Inc.
(b)
.................. 2,084 40,909
Westamerica Bancorp ................. 3,216 155,783
Western New England Bancorp, Inc.
(b)
....... 2,271 20,961
WSFS Financial Corp.
(b)
................ 7,095 390,225
33,925,481
Beverages — 0.1%
MGP Ingredients, Inc. .................. 1,691 50,679
National Beverage Corp.
(a)
............... 2,943 127,255
Vita Coco Co., Inc. (The)
(a)
............... 5,176 186,854
Zevia PBC , Class A
(a)
.................. 3,989 12,845
377,633
Biotechnology — 7.2%
4D Molecular Therapeutics, Inc.
(a)
.......... 6,268 23,254
89bio, Inc.
(a)
........................ 15,812 155,274
Abeona Therapeutics, Inc.
(a)
.............. 5,553 31,541
Absci Corp.
(a) (b)
...................... 13,924 35,785
ACADIA Pharmaceuticals, Inc.
(a)
........... 15,756 339,857
Actinium Pharmaceuticals, Inc.
(a)
.......... 253 354
Actuate Therapeutics, Inc.
(a)
.............. 1,116 6,819
Security
Shares
Shares Value
Biotechnology (continued)
ADC Therapeutics SA
(a)
................ 8,686 $ 23,278
ADMA Biologics, Inc.
(a)
................. 29,311 533,753
Adverum Biotechnologies, Inc.
(a)
........... 263 565
Agenus, Inc.
(a)
....................... 177 809
Agios Pharmaceuticals, Inc.
(a)
............ 7,104 236,279
Akebia Therapeutics, Inc.
(a)
.............. 31,698 115,381
Akero Therapeutics, Inc.
(a) (b)
.............. 8,845 471,969
Aldeyra Therapeutics, Inc.
(a)
.............. 5,597 21,436
Alector, Inc.
(a)
....................... 9,171 12,839
Alkermes plc
(a)
....................... 20,561 588,250
Allogene Therapeutics, Inc.
(a) (b)
............ 14,951 16,895
Altimmune, Inc.
(a) (b)
.................... 10,308 39,892
ALX Oncology Holdings, Inc.
(a) (b)
........... 755 313
Amicus Therapeutics, Inc.
(a)
.............. 35,130 201,295
AnaptysBio, Inc.
(a) (b)
................... 2,582 57,320
Anavex Life Sciences Corp.
(a) (b)
........... 10,612 97,843
Anika Therapeutics, Inc.
(a) (b)
.............. 1,826 19,319
Annexon, Inc.
(a)
...................... 12,036 28,886
Apogee Therapeutics, Inc.
(a)
.............. 4,052 175,978
Applied Therapeutics, Inc.
(a)
.............. 3,026 941
Arbutus Biopharma Corp.
(a)
.............. 18,532 57,264
Arcellx, Inc.
(a)
....................... 4,648 306,071
Arcturus Therapeutics Holdings, Inc.
(a)
....... 3,463 45,054
Arcus Biosciences, Inc.
(a)
................ 8,801 71,640
Arcutis Biotherapeutics, Inc.
(a)
............ 13,958 195,691
Ardelyx, Inc.
(a)
....................... 29,197 114,452
ArriVent Biopharma, Inc.
(a) (b)
.............. 2,958 64,396
Arrowhead Pharmaceuticals, Inc.
(a)
......... 15,008 237,126
ARS Pharmaceuticals, Inc.
(a) (b)
............ 6,948 121,243
Artiva Biotherapeutics, Inc.
(a)
............. 396 598
Astria Therapeutics, Inc.
(a)
............... 5,979 32,047
Atossa Therapeutics, Inc.
(a)
.............. 379 315
aTyr Pharma, Inc.
(a) (b)
.................. 9,998 50,690
Aura Biosciences, Inc.
(a)
................ 5,714 35,770
Aurinia Pharmaceuticals, Inc.
(a)
............ 15,136 128,202
Avidity Biosciences, Inc.
(a) (b)
.............. 14,506 411,970
Avita Medical, Inc.
(a) (b)
.................. 3,969 20,996
Beam Therapeutics, Inc.
(a) (b)
.............. 12,126 206,263
Benitec Biopharma, Inc.
(a)
............... 1,359 15,900
Bicara Therapeutics, Inc.
(a)
.............. 4,336 40,281
BioCryst Pharmaceuticals, Inc.
(a)
........... 26,897 240,997
Biohaven Ltd.
(a) (b)
..................... 11,479 161,969
Biomea Fusion, Inc.
(a)
.................. 165 297
Black Diamond Therapeutics, Inc.
(a)
........ 137 340
Blueprint Medicines Corp.
(a)
.............. 8,093 1,037,361
Bridgebio Pharma, Inc.
(a)
................ 19,764 853,410
Bright Minds Biosciences, Inc.
(a)
........... 573 14,961
C4 Therapeutics, Inc.
(a)
................. 431 616
Cabaletta Bio, Inc.
(a)
................... 215 327
CAMP4 Therapeutics Corp.
(a)
............. 451 654
Candel Therapeutics, Inc.
(a)
.............. 5,529 27,977
Capricor Therapeutics, Inc.
(a) (b)
............ 4,546 45,142
Cardiff Oncology, Inc.
(a) (b)
................ 7,332 23,096
CareDx, Inc.
(a)
....................... 6,688 130,684
Cargo Therapeutics, Inc.
(a) (b)
.............. 4,251 17,514
Caribou Biosciences, Inc.
(a)
.............. 929 1,171
Cartesian Therapeutics, Inc.
(a) (b)
........... 1,463 15,201
Catalyst Pharmaceuticals, Inc.
(a)
........... 14,691 318,795
Celcuity, Inc.
(a)
....................... 3,756 50,143
Celldex Therapeutics, Inc.
(a)
.............. 8,118 165,201
Century Therapeutics, Inc.
(a)
............. 857 479
CervoMed, Inc.
(a)
..................... 122 767
CG oncology, Inc.
(a)
................... 7,085 184,210
Cibus, Inc. , Class A
(a)
.................. 471 650
Cidara Therapeutics, Inc.
(a)
.............. 2,124 103,460

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Climb Bio, Inc.
(a)
...................... 357 $ 443
Cogent Biosciences, Inc.
(a)
............... 13,476 96,758
Coherus Oncology, Inc.
(a)
............... 12,395 9,064
Compass Therapeutics, Inc.
(a) (b)
........... 11,868 30,857
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
.... 267 1,842
Corvus Pharmaceuticals, Inc.
(a)
........... 6,649 26,596
Crinetics Pharmaceuticals, Inc.
(a)
.......... 11,369 326,972
CRISPR Therapeutics AG
(a) (b)
............. 7,945 386,445
Cullinan Therapeutics, Inc.
(a)
............. 6,409 48,260
Cytokinetics, Inc.
(a) (b)
................... 14,770 488,001
Day One Biopharmaceuticals, Inc.
(a)
........ 9,177 59,650
Denali Therapeutics, Inc.
(a) (b)
............. 16,810 235,172
Design Therapeutics, Inc.
(a)
.............. 3,934 13,258
DiaMedica Therapeutics, Inc.
(a)
............ 3,257 12,702
Dianthus Therapeutics, Inc.
(a)
............. 2,467 45,960
Disc Medicine, Inc.
(a)
................... 3,122 165,341
Dynavax Technologies Corp.
(a)
............ 13,519 134,108
Dyne Therapeutics, Inc.
(a)
............... 11,911 113,393
Editas Medicine, Inc.
(a)
................. 10,264 22,581
Eledon Pharmaceuticals, Inc.
(a) (b)
.......... 7,361 19,948
Emergent BioSolutions, Inc.
(a)
............ 6,264 39,964
Enanta Pharmaceuticals, Inc.
(a)
........... 2,510 18,976
Entrada Therapeutics, Inc.
(a) (b)
............ 3,241 21,780
Erasca, Inc.
(a) (b)
...................... 21,807 27,695
Fate Therapeutics, Inc.
(a)
................ 13,080 14,650
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 3,532 29,316
Fibrobiologics, Inc.
(a)
................... 787 490
Foghorn Therapeutics, Inc.
(a) (b)
............ 3,375 15,862
Generation Bio Co.
(a)
.................. 1,649 528
Geron Corp.
(a)
....................... 78,462 110,631
Gossamer Bio, Inc.
(a) (b)
................. 23,648 29,087
GRAIL, Inc.
(a)
....................... 3,745 192,568
Greenwich Lifesciences, Inc.
(a) (b)
........... 742 6,730
Gyre Therapeutics, Inc.
(a)
............... 2,234 16,420
Heron Therapeutics, Inc.
(a)
............... 19,468 40,299
Humacyte, Inc.
(a) (b)
.................... 15,975 33,388
Ideaya Biosciences, Inc.
(a)
............... 10,796 226,932
IGM Biosciences, Inc.
(a)
................. 497 557
ImmunityBio, Inc.
(a) (b)
................... 29,143 76,938
Immunome, Inc.
(a)
.................... 8,770 81,561
Immunovant, Inc.
(a) (b)
................... 8,771 140,336
Inhibikase Therapeutics, Inc.
(a)
............ 7,034 13,716
Inhibrx Biosciences, Inc.
(a) (b)
.............. 991 14,142
Inmune Bio, Inc.
(a) (b)
................... 1,528 3,530
Inovio Pharmaceuticals, Inc.
(a)
............ 414 842
Intellia Therapeutics, Inc.
(a) (b)
............. 13,148 123,328
Invivyd, Inc.
(a)
....................... 2,387 1,707
Iovance Biotherapeutics, Inc.
(a) (b)
........... 33,956 58,404
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 18,314 13,135
iTeos Therapeutics, Inc.
(a)
............... 3,345 33,350
Jade Biosciences, Inc.
(b)
................ 3,282 32,787
Janux Therapeutics, Inc.
(a)
............... 4,991 115,292
Jasper Therapeutics, Inc.
(a)
.............. 60 333
KalVista Pharmaceuticals, Inc.
(a)
........... 4,806 54,332
Keros Therapeutics, Inc.
(a)
............... 4,279 57,125
Kiniksa Pharmaceuticals International plc
(a)
... 482 13,337
Kodiak Sciences, Inc.
(a)
................. 3,902 14,554
Korro Bio, Inc.
(a)
...................... 765 9,555
Krystal Biotech, Inc.
(a)
.................. 3,137 431,212
Kura Oncology, Inc.
(a)
.................. 9,122 52,634
Kymera Therapeutics, Inc.
(a)
.............. 5,848 255,207
Kyverna Therapeutics, Inc.
(a)
............. 212 651
Larimar Therapeutics, Inc.
(a)
.............. 5,281 15,262
Lexeo Therapeutics, Inc.
(a) (b)
.............. 2,721 10,938
MacroGenics, Inc.
(a)
................... 687 831
Security
Shares
Shares Value
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc.
(a)
.......... 2,135 $ 646,136
MannKind Corp.
(a)
.................... 38,221 142,947
MeiraGTx Holdings plc
(a)
................ 5,751 37,497
Mersana Therapeutics, Inc.
(a) (b)
............ 3,725 1,103
Metagenomi, Inc.
(a)
.................... 320 474
Metsera, Inc.
(a) (b)
..................... 2,257 64,212
MiMedx Group, Inc.
(a)
.................. 14,839 90,666
Mineralys Therapeutics, Inc.
(a)
............ 4,955 67,041
Mirum Pharmaceuticals, Inc.
(a)
............ 5,504 280,099
Monopar Therapeutics, Inc.
(a)
............. 508 18,176
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 5,691 25,666
Myriad Genetics, Inc.
(a)
................. 11,251 59,743
Neurogene, Inc.
(a) (b)
................... 1,290 19,285
Nkarta, Inc.
(a) (b)
...................... 6,676 11,082
Novavax, Inc.
(a) (b)
..................... 19,050 120,015
Nurix Therapeutics, Inc.
(a)
............... 9,375 106,781
Nuvalent, Inc. , Class A
(a)
................ 5,447 415,606
Nuvectis Pharma, Inc.
(a)
................ 1,577 11,780
Ocugen, Inc.
(a) (b)
...................... 3,210 3,115
Olema Pharmaceuticals, Inc.
(a)
............ 7,584 32,308
Organogenesis Holdings, Inc. , Class A
(a)
..... 8,338 30,517
ORIC Pharmaceuticals, Inc.
(a)
............ 5,770 58,565
Oruka Therapeutics, Inc. ................ 3,072 34,437
Ovid therapeutics, Inc.
(a)
................ 1,757 580
Palvella Therapeutics, Inc.
(a) (b)
............ 863 19,452
PepGen, Inc.
(a)
...................... 486 539
Perspective Therapeutics, Inc.
(a)
........... 6,719 23,113
Praxis Precision Medicines, Inc.
(a)
.......... 2,161 90,870
Precigen, Inc.
(a) (b)
..................... 19,112 27,139
Prelude Therapeutics, Inc.
(a)
.............. 413 334
Prime Medicine, Inc.
(a) (b)
................ 7,199 17,782
ProKidney Corp. , Class A
(a)
.............. 1,218 721
Protagonist Therapeutics, Inc.
(a) (b)
.......... 7,349 406,179
Protalix BioTherapeutics, Inc.
(a)
........... 8,740 12,935
Protara Therapeutics, Inc.
(a)
.............. 4,081 12,365
Prothena Corp. plc
(a)
................... 5,403 32,796
PTC Therapeutics, Inc.
(a)
................ 9,825 479,853
Puma Biotechnology, Inc.
(a)
.............. 5,205 17,853
Pyxis Oncology, Inc.
(a)
.................. 618 680
Q32 Bio, Inc.
(a)
....................... 207 308
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 43,004 217,600
REGENXBIO, Inc.
(a)
................... 5,928 48,669
Relay Therapeutics, Inc.
(a)
............... 17,880 61,865
Renovaro, Inc.
(a)
..................... 3,345 966
Replimune Group, Inc.
(a)
................ 8,509 79,049
Revolution Medicines, Inc.
(a)
.............. 945 34,767
Rezolute, Inc.
(a)
...................... 8,430 37,598
Rhythm Pharmaceuticals, Inc.
(a)
........... 6,886 435,126
Rigel Pharmaceuticals, Inc.
(a)
............. 1,983 37,142
Rocket Pharmaceuticals, Inc.
(a)
............ 9,571 23,449
Sage Therapeutics, Inc.
(a)
............... 7,547 68,829
Sana Biotechnology, Inc.
(a)
............... 16,675 45,523
Savara, Inc.
(a) (b)
...................... 13,876 31,637
Scholar Rock Holding Corp.
(a)
............ 10,279 364,082
SELLAS Life Sciences Group, Inc.
(a) (b)
....... 10,094 22,106
Shattuck Labs, Inc.
(a)
.................. 1,238 980
Sionna Therapeutics, Inc.
(a)
.............. 1,163 20,178
Skye Bioscience, Inc.
(a)
................. 320 1,338
Soleno Therapeutics, Inc.
(a)
.............. 5,082 425,770
Solid Biosciences, Inc.
(a)
................ 8,433 41,069
SpringWorks Therapeutics, Inc.
(a)
.......... 9,204 432,496
Spyre Therapeutics, Inc.
(a)
............... 6,326 94,700
Stoke Therapeutics, Inc.
(a)
............... 5,324 60,427
Sutro Biopharma, Inc.
(a)
................. 1,038 741
Syndax Pharmaceuticals, Inc.
(a)
........... 10,369 97,106

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Tango Therapeutics, Inc.
(a) (b)
.............. 9,632 $ 49,316
Taysha Gene Therapies, Inc.
(a) (b)
........... 20,060 46,339
Tectonic Therapeutic, Inc.
(a)
.............. 1,268 25,195
Tenaya Therapeutics, Inc.
(a)
.............. 1,243 760
Tevogen Bio Holdings, Inc.
(a)
............. 6,740 8,425
TG Therapeutics, Inc.
(a)
................. 18,362 660,848
Tonix Pharmaceuticals Holding Corp.
(a) (b)
..... 728 26,193
Tourmaline Bio, Inc.
(a)
.................. 2,336 37,353
Travere Therapeutics, Inc.
(a)
.............. 11,161 165,183
TriSalus Life Sciences, Inc.
(a)
............. 1,832 9,984
TScan Therapeutics, Inc.
(a)
.............. 274 397
TuHURA Biosciences, Inc.
(a)
............. 3,669 8,182
Twist Bioscience Corp.
(a)
................ 7,458 274,380
Tyra Biosciences, Inc.
(a)
................ 2,554 24,442
Upstream Bio, Inc.
(a) (b)
.................. 4,412 48,444
UroGen Pharma Ltd.
(a) (b)
................ 4,405 60,348
Vanda Pharmaceuticals, Inc.
(a)
............ 7,876 37,175
Vaxcyte, Inc.
(a)
....................... 15,911 517,267
Vera Therapeutics, Inc. , Class A
(a)
.......... 6,523 153,682
Veracyte, Inc.
(a)
...................... 9,786 264,516
Verastem, Inc.
(a) (b)
..................... 5,536 22,974
Vericel Corp.
(a) (b)
...................... 6,391 271,937
Verve Therapeutics, Inc.
(a)
............... 9,002 101,092
Vir Biotechnology, Inc.
(a) (b)
............... 11,321 57,058
Viridian Therapeutics, Inc.
(a)
.............. 8,847 123,681
Voyager Therapeutics, Inc.
(a)
............. 6,065 18,862
Werewolf Therapeutics, Inc.
(a)
............ 623 679
X4 Pharmaceuticals, Inc.
(a)
.............. 205 389
XBiotech, Inc.
(a)
...................... 228 677
Xencor, Inc.
(a)
....................... 8,292 65,175
Xenon Pharmaceuticals, Inc.
(a)
............ 9,599 300,449
XOMA Royalty Corp.
(a) (b)
................ 1,190 29,988
Y-mAbs Therapeutics, Inc.
(a)
.............. 4,220 19,032
Zenas Biopharma, Inc.
(a)
................ 1,696 16,434
Zentalis Pharmaceuticals, Inc.
(a)
........... 1,247 1,447
Zura Bio Ltd. , Class A
(a)
................. 570 598
Zymeworks, Inc.
(a)
.................... 6,479 81,311
23,109,954
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)
.................... 318 874
Groupon, Inc.
(a) (b)
..................... 3,164 105,836
Kohl's Corp. ........................ 14,049 119,136
Savers Value Village, Inc.
(a)
.............. 3,137 31,997
257,843
Building Products — 1.4%
American Woodmark Corp.
(a)
............. 1,831 97,721
Apogee Enterprises, Inc. ................ 2,776 112,706
AZZ, Inc. .......................... 3,688 348,442
Caesarstone Ltd.
(a)
.................... 452 890
CSW Industrials, Inc. .................. 2,069 593,451
Gibraltar Industries, Inc.
(a)
............... 3,846 226,914
Griffon Corp. ........................ 5,012 362,718
Insteel Industries, Inc. .................. 2,323 86,439
Janus International Group, Inc.
(a)
.......... 16,621 135,295
JELD-WEN Holding, Inc.
(a)
............... 10,869 42,607
Masterbrand, Inc.
(a)
................... 15,945 174,279
Quanex Building Products Corp. ........... 6,134 115,933
Resideo Technologies, Inc.
(a) (b)
............ 18,902 416,978
Tecnoglass, Inc. ...................... 3,088 238,888
UFP Industries, Inc. ................... 7,648 759,905
Zurn Elkay Water Solutions Corp. .......... 18,948 692,928
4,406,094
Security
Shares
Shares Value
Capital Markets — 1.7%
Acadian Asset Management, Inc. .......... 3,690 $ 130,036
AlTi Global, Inc. , Class A
(a) (b)
............. 4,393 18,231
Artisan Partners Asset Management, Inc. , Class
A ............................. 7,915 350,872
Bakkt Holdings, Inc. , Class A
(a)
............ 545 7,603
BGC Group, Inc. , Class A ............... 45,410 464,544
Cohen & Steers, Inc.
(b)
................. 3,567 268,773
Diamond Hill Investment Group, Inc. ........ 356 51,730
DigitalBridge Group, Inc. , Class A .......... 21,767 225,288
Donnelley Financial Solutions, Inc.
(a)
........ 3,364 207,391
Forge Global Holdings, Inc.
(a) (b)
............ 1,460 27,798
GCM Grosvenor, Inc. , Class A ............ 5,923 68,470
Marex Group plc ..................... 4,048 159,775
MarketWise, Inc. ..................... 106 2,098
Moelis & Co. , Class A .................. 7,865 490,147
Open Lending Corp. , Class A
(a)
............ 12,437 24,128
P10, Inc. , Class A .................... 4,575 46,756
Patria Investments Ltd. , Class A ........... 7,800 109,668
Perella Weinberg Partners , Class C ........ 7,832 152,097
Piper Sandler Cos. .................... 2,236 621,474
PJT Partners, Inc. , Class A .............. 2,930 483,479
Siebert Financial Corp.
(a)
................ 2,202 9,733
Silvercrest Asset Management Group, Inc. , Class
A ............................. 1,151 18,255
StepStone Group, Inc. , Class A ........... 7,992 443,556
StoneX Group, Inc.
(a)
.................. 5,751 524,146
Value Line, Inc. ...................... 105 4,111
Victory Capital Holdings, Inc. , Class A ....... 5,666 360,754
Virtus Investment Partners, Inc. ........... 882 159,995
Westwood Holdings Group, Inc.
(b)
.......... 711 11,092
WisdomTree, Inc. ..................... 15,484 178,221
5,620,221
Chemicals — 1.7%
AdvanSix, Inc. ....................... 3,495 83,006
American Vanguard Corp.
(a)
.............. 3,269 12,815
Arq, Inc.
(a)
.......................... 3,089 16,588
ASP Isotopes, Inc.
(a)
................... 6,970 51,299
Aspen Aerogels, Inc.
(a) (b)
................ 8,944 52,949
Avient Corp. ........................ 11,776 380,483
Balchem Corp. ...................... 4,130 657,496
Cabot Corp. ........................ 6,897 517,275
Chemours Co. (The) ................... 19,148 219,245
Core Molding Technologies, Inc.
(a)
.......... 1,056 17,519
Ecovyst, Inc.
(a)
....................... 14,615 120,281
Flotek Industries, Inc.
(a)
................. 1,665 24,575
Ginkgo Bioworks Holdings, Inc.
(a)
.......... 4,469 50,276
Hawkins, Inc.
(b)
...................... 2,424 344,450
HB Fuller Co. ....................... 6,965 418,945
Ingevity Corp.
(a)
...................... 4,494 193,646
Innospec, Inc. ....................... 3,104 261,015
Intrepid Potash, Inc.
(a)
.................. 1,219 43,555
Koppers Holdings, Inc. ................. 2,456 78,960
Kronos Worldwide, Inc. ................. 2,594 16,083
LSB Industries, Inc.
(a)
.................. 6,852 53,446
Mativ Holdings, Inc. ................... 6,952 47,413
Minerals Technologies, Inc. .............. 4,084 224,906
Northern Technologies International Corp. .... 234 1,734
Orion SA .......................... 7,287 76,441
Perimeter Solutions, Inc.
(a)
............... 17,610 245,131
PureCycle Technologies, Inc.
(a) (b)
........... 16,436 225,173
Quaker Chemical Corp. ................ 1,794 200,820
Rayonier Advanced Materials, Inc.
(a)
........ 7,618 29,329
Sensient Technologies Corp. ............. 5,343 526,392
Solesence, Inc.
(a)
..................... 2,099 9,152
Stepan Co. ......................... 2,694 147,039

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Trinseo plc ......................... 4,253 $ 13,269
Tronox Holdings plc ................... 15,043 76,268
Valhi, Inc. .......................... 210 3,394
5,440,368
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................... 7,743 365,547
ACCO Brands Corp. ................... 11,547 41,338
Acme United Corp. .................... 348 14,425
ACV Auctions, Inc. , Class A
(a)
............. 21,234 344,415
BrightView Holdings, Inc.
(a)
.............. 7,770 129,370
Brink's Co. (The) ..................... 5,485 489,756
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 7,903 911,848
CECO Environmental Corp.
(a)
............. 3,588 101,576
Cimpress plc
(a)
....................... 1,900 89,300
CompX International, Inc. , Class A ......... 293 7,785
CoreCivic, Inc.
(a)
..................... 13,724 289,165
Deluxe Corp. ........................ 5,398 85,882
Driven Brands Holdings, Inc.
(a) (b)
........... 7,562 132,789
Ennis, Inc. ......................... 3,242 58,810
Enviri Corp.
(a)
....................... 9,407 81,653
GEO Group, Inc. (The)
(a)
................ 17,302 414,383
Healthcare Services Group, Inc.
(a)
.......... 9,443 141,928
HNI Corp.
(b)
......................... 5,970 293,605
Interface, Inc. ....................... 7,499 156,954
LanzaTech Global, Inc.
(a)
................ 2,368 642
Liquidity Services, Inc.
(a)
................ 2,932 69,166
MillerKnoll, Inc. ...................... 8,416 163,439
Mobile Infrastructure Corp.
(a)
............. 2,108 9,549
Montrose Environmental Group, Inc.
(a)
....... 4,006 87,691
NL Industries, Inc. .................... 1,159 7,418
OPENLANE, Inc.
(a)
.................... 13,606 332,667
Perma-Fix Environmental Services, Inc.
(a) (b)
... 2,484 26,132
Pitney Bowes, Inc. .................... 15,420 168,232
Quad/Graphics, Inc. , Class A ............. 4,043 22,843
Quest Resource Holding Corp.
(a)
........... 201 406
Steelcase, Inc. , Class A ................ 10,902 113,708
UniFirst Corp. ....................... 1,899 357,430
Vestis Corp.
(b)
....................... 14,565 83,457
Virco Mfg. Corp. ..................... 1,322 10,549
VSE Corp. ......................... 2,570 336,619
5,940,477
Communications Equipment — 0.8%
(a)
ADTRAN Holdings, Inc. ................ 10,024 89,915
Applied Optoelectronics, Inc.
(b)
............ 6,815 175,077
Aviat Networks, Inc. ................... 1,387 33,357
BK Technologies Corp. ................. 346 16,307
Calix, Inc. .......................... 7,407 393,978
Clearfield, Inc. ....................... 1,540 66,851
CommScope Holding Co., Inc. ............ 26,415 218,716
Digi International, Inc. .................. 4,586 159,868
Extreme Networks, Inc. ................. 16,564 297,324
Harmonic, Inc.
(b)
...................... 14,412 136,482
Inseego Corp. ....................... 1,586 13,069
NETGEAR, Inc. ...................... 3,336 96,978
NetScout Systems, Inc. ................. 8,864 219,916
Ribbon Communications, Inc. ............ 11,507 46,143
Viasat, Inc. ......................... 14,406 210,328
Viavi Solutions, Inc. ................... 28,057 282,534
2,456,843
Construction & Engineering — 2.2%
Ameresco, Inc. , Class A
(a)
............... 4,007 60,866
Arcosa, Inc. ........................ 6,102 529,104
Argan, Inc. ......................... 1,678 369,965
Security
Shares
Shares Value
Construction & Engineering (continued)
Bowman Consulting Group Ltd.
(a)
.......... 1,682 $ 48,358
Centuri Holdings, Inc.
(a)
................. 2,276 51,073
Concrete Pumping Holdings, Inc. .......... 2,502 15,387
Construction Partners, Inc. , Class A
(a)
....... 5,930 630,240
Dycom Industries, Inc.
(a)
................ 3,551 867,829
Fluor Corp.
(a)
........................ 21,198 1,086,821
Granite Construction, Inc. ............... 5,560 519,916
Great Lakes Dredge & Dock Corp.
(a)
........ 8,577 104,554
IES Holdings, Inc.
(a) (b)
.................. 1,143 338,591
Limbach Holdings, Inc.
(a)
................ 1,355 189,836
Matrix Service Co.
(a)
................... 3,358 45,367
MYR Group, Inc.
(a)
.................... 1,994 361,811
NWPX Infrastructure, Inc.
(a)
.............. 1,286 52,739
Orion Group Holdings, Inc.
(a)
............. 4,926 44,679
Primoris Services Corp. ................ 6,859 534,591
Southland Holdings, Inc.
(a) (b)
.............. 1,020 4,264
Sterling Infrastructure, Inc.
(a)
............. 3,773 870,544
Tutor Perini Corp.
(a)
................... 5,691 266,225
6,992,760
Construction Materials — 0.2%
Knife River Corp.
(a) (b)
................... 7,232 590,420
Smith-Midland Corp.
(a) (b)
................ 546 18,324
Titan America SA
(a)
.................... 3,005 37,502
United States Lime & Minerals, Inc. ......... 1,397 139,421
785,667
Consumer Finance — 1.1%
Atlanticus Holdings Corp.
(a) (b)
............. 678 37,120
Bread Financial Holdings, Inc. ............ 3,198 182,670
Consumer Portfolio Services, Inc.
(a)
......... 1,480 14,548
Dave, Inc. , Class A
(a)
.................. 1,176 315,650
Encore Capital Group, Inc.
(a)
............. 3,015 116,711
Enova International, Inc.
(a)
............... 3,133 349,392
FirstCash Holdings, Inc. ................ 5,015 677,727
Green Dot Corp. , Class A
(a)
.............. 6,513 70,210
LendingClub Corp.
(a)
................... 14,168 170,441
LendingTree, Inc.
(a)
.................... 1,506 55,827
Medallion Financial Corp.
(b)
.............. 2,508 23,901
Navient Corp.
(b)
...................... 9,350 131,835
Nelnet, Inc. , Class A
(b)
.................. 1,840 222,861
NerdWallet, Inc. , Class A
(a)
............... 5,180 56,825
Oportun Financial Corp.
(a)
............... 4,238 30,344
OppFi, Inc. , Class A ................... 3,006 42,054
PRA Group, Inc.
(a)
.................... 4,717 69,576
PROG Holdings, Inc. .................. 5,172 151,798
Regional Management Corp. ............. 1,200 35,052
Upstart Holdings, Inc.
(a)
................. 10,653 689,036
Vroom, Inc.
(a)
........................ 280 7,983
World Acceptance Corp.
(a)
............... 430 71,002
3,522,563
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) .................. 4,142 152,219
Chefs' Warehouse, Inc. (The)
(a)
........... 4,613 294,356
Grocery Outlet Holding Corp.
(a)
............ 11,961 148,556
Guardian Pharmacy Services, Inc. , Class A
(a)
.. 1,579 33,648
HF Foods Group, Inc.
(a) (b)
................ 5,136 16,332
Ingles Markets, Inc. , Class A ............. 1,846 116,999
Natural Grocers by Vitamin Cottage, Inc. ..... 1,621 63,624
PriceSmart, Inc.
(b)
..................... 3,244 340,750
SpartanNash Co. ..................... 4,315 114,304
Sprouts Farmers Market, Inc.
(a)
............ 130 21,403
United Natural Foods, Inc.
(a)
.............. 7,448 173,613
Village Super Market, Inc. , Class A ......... 1,200 46,200

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Weis Markets, Inc. .................... 2,083 $ 150,997
1,673,001
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA ............. 17,892 76,578
Greif, Inc. , Class A .................... 3,185 206,993
Greif, Inc. , Class B .................... 626 43,200
Myers Industries, Inc. .................. 4,635 67,161
O-I Glass, Inc.
(a) (b)
..................... 19,650 289,641
Ranpak Holdings Corp. , Class A
(a)
......... 5,649 20,167
TriMas Corp. ........................ 4,215 120,591
824,331
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............. 2,439 54,097
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 2,946 58,272
Weyco Group, Inc. .................... 685 22,714
135,083
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)
.......... 4,656 592,383
American Public Education, Inc.
(a)
.......... 2,304 70,180
Carriage Services, Inc. ................. 1,780 81,417
Chegg, Inc.
(a)
........................ 1,050 1,271
Coursera, Inc.
(a)
...................... 17,586 154,053
European Wax Center, Inc. , Class A
(a)
....... 4,196 23,624
Frontdoor, Inc.
(a)
...................... 9,516 560,873
Graham Holdings Co. , Class B ............ 400 378,468
KinderCare Learning Cos., Inc.
(a)
.......... 4,163 42,046
Laureate Education, Inc.
(a)
............... 16,234 379,551
Lincoln Educational Services Corp.
(a)
........ 3,689 85,031
Matthews International Corp. , Class A ....... 3,699 88,443
Mister Car Wash, Inc.
(a) (b)
................ 11,778 70,786
Nerdy, Inc. , Class A
(a)
.................. 8,498 13,852
OneSpaWorld Holdings Ltd. .............. 12,144 247,616
Perdoceo Education Corp. ............... 7,960 260,212
Strategic Education, Inc. ................ 3,038 258,625
Stride, Inc.
(a) (b)
....................... 5,397 783,590
Udemy, Inc.
(a)
....................... 12,328 86,666
Universal Technical Institute, Inc.
(a)
......... 5,729 194,156
4,372,843
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............... 9,261 165,124
Alpine Income Property Trust, Inc. ......... 1,913 28,140
American Assets Trust, Inc. .............. 6,795 134,201
Armada Hoffler Properties, Inc. ........... 9,719 66,770
Broadstone Net Lease, Inc. .............. 24,577 394,461
CTO Realty Growth, Inc. ................ 3,560 61,446
Essential Properties Realty Trust, Inc. ....... 25,151 802,568
Gladstone Commercial Corp. ............. 5,848 83,802
Global Net Lease, Inc. ................. 25,630 193,506
Modiv Industrial, Inc. , Class C ............ 1,149 16,178
NexPoint Diversified Real Estate Trust
(b)
..... 4,733 19,831
One Liberty Properties, Inc. .............. 2,367 56,477
2,022,504
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)
....................... 1,616 41,450
AST SpaceMobile, Inc. , Class A
(a)
.......... 3,470 162,153
ATN International, Inc.
(b)
................ 1,274 20,703
Bandwidth, Inc. , Class A
(a)
............... 3,238 51,484
Cogent Communications Holdings, Inc.
(b)
..... 5,702 274,893
Globalstar, Inc.
(a)
..................... 6,141 144,621
IDT Corp. , Class B .................... 2,067 141,217
Liberty Latin America Ltd. , Class A
(a) (b)
....... 5,114 31,195
Liberty Latin America Ltd. , Class C
(a)
........ 14,590 90,750
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.
(a)
.............. 120,789 $ 529,056
Shenandoah Telecommunications Co. ....... 6,218 84,938
1,572,460
Electric Utilities — 1.1%
ALLETE, Inc. ....................... 7,437 476,489
Genie Energy Ltd. , Class B .............. 2,687 72,227
Hawaiian Electric Industries, Inc.
(a)
......... 21,664 230,288
MGE Energy, Inc. ..................... 4,671 413,103
Oklo, Inc. , Class A
(a)
................... 12,988 727,198
Otter Tail Corp. ...................... 4,913 378,743
Portland General Electric Co. ............. 14,031 570,079
TXNM Energy, Inc.
(b)
................... 11,712 659,620
3,527,747
Electrical Equipment — 1.6%
Allient, Inc. ......................... 1,825 66,266
American Superconductor Corp.
(a)
......... 4,835 177,396
Amprius Technologies, Inc.
(a)
............. 11,751 49,472
Array Technologies, Inc.
(a)
............... 19,189 113,215
Atkore, Inc. ......................... 4,441 313,313
Blink Charging Co.
(a)
................... 1,506 1,415
Bloom Energy Corp. , Class A
(a) (b)
.......... 25,897 619,456
Complete Solaria, Inc.
(a)
................ 7,021 12,919
Energy Vault Holdings, Inc.
(a)
............. 696 499
EnerSys ........................... 4,910 421,131
Enovix Corp.
(a)
....................... 20,324 210,150
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 28,026 143,493
Fluence Energy, Inc. , Class A
(a) (b)
.......... 9,668 64,872
GrafTech International Ltd.
(a)
............. 2,935 2,855
Hyliion Holdings Corp. , Class A
(a) (b)
......... 16,073 21,216
KULR Technology Group, Inc.
(a)
........... 4,145 29,554
LSI Industries, Inc. .................... 3,605 61,321
NANO Nuclear Energy, Inc.
(a)
............. 3,388 116,852
Net Power, Inc. , Class A
(a) (b)
.............. 2,585 6,385
NEXTracker, Inc. , Class A
(a)
.............. 17,954 976,159
NuScale Power Corp. , Class A
(a) (b)
.......... 15,436 610,648
Plug Power, Inc.
(a) (b)
................... 115,632 172,292
Powell Industries, Inc.
(b)
................ 1,192 250,856
Power Solutions International, Inc.
(a)
........ 827 53,490
Preformed Line Products Co. ............. 290 46,345
Shoals Technologies Group, Inc. , Class A
(a)
... 20,018 85,077
SKYX Platforms Corp.
(a)
................ 7,983 8,342
SolarMax Technology, Inc.
(a)
.............. 751 819
Stem, Inc.
(a)
......................... 126 784
Sunrun, Inc.
(a) (b)
...................... 26,135 213,784
T1 Energy, Inc.
(a) (b)
.................... 14,008 17,230
Thermon Group Holdings, Inc.
(a)
........... 4,223 118,582
TPI Composites, Inc.
(a)
................. 391 336
Vicor Corp.
(a)
........................ 2,898 131,453
5,117,977
Electronic Equipment, Instruments & Components — 3.5%
908 Devices, Inc.
(a)
.................... 2,594 18,495
Advanced Energy Industries, Inc. .......... 4,769 631,893
Aeva Technologies, Inc.
(a) (b)
.............. 3,851 145,529
Arlo Technologies, Inc.
(a)
................ 12,583 213,408
Badger Meter, Inc.
(b)
................... 3,752 919,052
Bel Fuse, Inc. , Class A ................. 231 20,756
Bel Fuse, Inc. , Class B ................. 1,277 124,750
Belden, Inc. ........................ 5,023 581,663
Benchmark Electronics, Inc.
(b)
............ 4,519 175,473
Climb Global Solutions, Inc. .............. 535 57,197
CTS Corp. ......................... 3,610 153,822
Daktronics, Inc.
(a) (b)
.................... 5,257 79,486
ePlus, Inc.
(a)
........................ 3,377 243,482

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc.
(a) (b)
....... 14,725 $ 91,884
Fabrinet
(a) (b)
......................... 4,572 1,347,277
FARO Technologies, Inc.
(a)
............... 2,309 101,411
Frequency Electronics, Inc.
(b)
............. 809 18,372
Insight Enterprises, Inc.
(a) (b)
.............. 3,528 487,164
Itron, Inc.
(a)
......................... 5,748 756,609
Kimball Electronics, Inc.
(a)
............... 3,059 58,825
Knowles Corp.
(a)
..................... 10,959 193,098
Lightwave Logic, Inc.
(a)
................. 1,454 1,803
Methode Electronics, Inc. ............... 4,365 41,511
MicroVision, Inc.
(a) (b)
................... 29,064 33,133
Mirion Technologies, Inc. , Class A
(a)
........ 26,611 572,935
M-Tron Industries, Inc.
(a)
................ 284 11,928
Napco Security Technologies, Inc. ......... 4,415 131,081
Neonode, Inc.
(a) (b)
..................... 1,002 25,551
nLight, Inc.
(a)
........................ 6,175 121,524
Novanta, Inc.
(a)
...................... 4,580 590,499
OSI Systems, Inc.
(a) (b)
.................. 2,012 452,418
Ouster, Inc. , Class A
(a)
.................. 6,444 156,267
PAR Technology Corp.
(a)
................ 5,078 352,261
PC Connection, Inc. ................... 1,428 93,934
Plexus Corp.
(a)
....................... 3,422 463,031
Powerfleet, Inc.
(a)
..................... 15,743 67,852
Red Cat Holdings, Inc.
(a)
................ 9,501 69,167
Richardson Electronics Ltd. .............. 1,438 13,877
Rogers Corp.
(a)
...................... 2,363 161,818
Sanmina Corp.
(a) (b)
.................... 6,632 648,809
ScanSource, Inc.
(a)
.................... 2,796 116,901
SmartRent, Inc. , Class A
(a)
............... 871 862
TTM Technologies, Inc.
(a)
................ 12,772 521,353
Vishay Intertechnology, Inc. .............. 15,198 241,344
Vishay Precision Group, Inc.
(a)
............ 1,433 40,267
Vuzix Corp.
(a)
........................ 8,205 23,959
11,373,731
Energy Equipment & Services — 1.8%
Archrock, Inc. ....................... 20,889 518,674
Aris Water Solutions, Inc. , Class A ......... 3,922 92,755
Atlas Energy Solutions, Inc.
(b)
............. 9,888 132,203
Borr Drilling Ltd.
(b)
.................... 29,749 54,441
Bristow Group, Inc.
(a) (b)
................. 3,584 118,164
Cactus, Inc. , Class A .................. 8,630 377,304
ChampionX Corp. .................... 23,910 593,924
Core Laboratories, Inc. ................. 5,761 66,367
DMC Global, Inc.
(a)
.................... 2,184 17,603
Energy Services of America Corp. ......... 1,337 13,290
Expro Group Holdings NV
(a)
.............. 13,030 111,928
Flowco Holdings, Inc. , Class A
(b)
........... 2,303 41,016
Forum Energy Technologies, Inc.
(a)
......... 1,154 22,468
Geospace Technologies Corp.
(a)
........... 376 5,362
Helix Energy Solutions Group, Inc.
(a)
........ 18,306 114,229
Helmerich & Payne, Inc. ................ 12,288 186,286
Innovex International, Inc.
(a)
.............. 4,676 73,039
Kodiak Gas Services, Inc. ............... 6,758 231,597
Liberty Energy, Inc. , Class A ............. 20,320 233,274
Mammoth Energy Services, Inc.
(a)
.......... 2,727 7,636
Nabors Industries Ltd.
(a)
................ 1,771 49,623
National Energy Services Reunited Corp.
(a) (b)
.. 6,812 41,008
Natural Gas Services Group, Inc.
(a)
......... 1,321 34,095
Noble Corp. plc ...................... 16,006 424,959
Oceaneering International, Inc.
(a)
.......... 11,922 247,024
Oil States International, Inc.
(a)
............. 7,905 42,371
Patterson-UTI Energy, Inc. .............. 45,023 266,986
ProFrac Holding Corp. , Class A
(a) (b)
......... 1,577 12,237
ProPetro Holding Corp.
(a)
................ 11,207 66,906
Ranger Energy Services, Inc. , Class A ....... 2,383 28,453
Security
Shares
Shares Value
Energy Equipment & Services (continued)
RPC, Inc.
(b)
......................... 10,531 $ 49,812
SEACOR Marine Holdings, Inc.
(a) (b)
......... 2,854 14,555
Seadrill Ltd.
(a)
....................... 8,036 210,945
Select Water Solutions, Inc. , Class A ........ 11,603 100,250
Solaris Energy Infrastructure, Inc. , Class A
(b)
... 4,599 130,106
TETRA Technologies, Inc.
(a)
.............. 15,972 53,666
Tidewater, Inc.
(a)
..................... 6,391 294,817
Transocean Ltd.
(a)
.................... 95,445 247,202
Valaris Ltd.
(a)
........................ 8,072 339,912
5,666,487
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 55,109 170,838
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 913 44,929
Atlanta Braves Holdings, Inc. , Class C
(a)
..... 5,768 269,769
Cinemark Holdings, Inc. ................ 13,621 411,082
CuriosityStream, Inc. , Class A
(b)
........... 4,036 22,723
Eventbrite, Inc. , Class A
(a)
............... 9,999 26,297
Gaia, Inc. , Class A
(a)
................... 2,008 8,815
Golden Matrix Group, Inc.
(a)
.............. 3,443 5,853
IMAX Corp.
(a)
....................... 5,497 153,696
Lionsgate Studios Corp.
(a)
............... 23,726 137,848
LiveOne, Inc.
(a)
...................... 570 430
Madison Square Garden Entertainment Corp.
(a)
. 4,972 198,731
Marcus Corp. (The) ................... 3,200 53,952
Playstudios, Inc. , Class A
(a)
.............. 11,111 14,556
Playtika Holding Corp. ................. 7,222 34,160
Reservoir Media, Inc.
(a)
................. 2,375 18,216
Sphere Entertainment Co. , Class A
(a) (b)
....... 3,578 149,560
Starz Entertainment Corp. ............... 1,580 25,391
Vivid Seats, Inc. , Class A
(a) (b)
............. 10,498 17,742
1,764,588
Financial Services — 2.6%
Acacia Research Corp.
(a) (b)
............... 4,540 16,253
Alerus Financial Corp. ................. 2,933 63,470
AvidXchange Holdings, Inc.
(a)
............. 22,060 215,967
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 3,791 152,777
Better Home & Finance Holding Co.
(a)
....... 777 9,627
Burford Capital Ltd. ................... 24,288 346,347
Cannae Holdings, Inc. ................. 7,331 152,851
Cantaloupe, Inc.
(a)
.................... 6,923 76,084
Cass Information Systems, Inc. ........... 1,665 72,344
Compass Diversified Holdings ............ 8,490 53,317
Enact Holdings, Inc. ................... 3,760 139,684
Essent Group Ltd. .................... 12,617 766,230
EVERTEC, Inc. ...................... 8,110 292,366
Federal Agricultural Mortgage Corp. , Class C .. 1,216 236,245
Finance of America Cos., Inc. , Class A
(a)
..... 571 13,316
Flywire Corp.
(a)
...................... 15,244 178,355
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
..................... 15,546 417,566
International Money Express, Inc.
(a)
......... 3,487 35,184
Jackson Financial, Inc. , Class A ........... 9,115 809,321
loanDepot, Inc. , Class A
(a)
............... 10,301 13,082
Marqeta, Inc. , Class A
(a)
................ 48,951 285,384
Merchants Bancorp ................... 3,315 109,627
Mr Cooper Group, Inc.
(a)
................ 245 36,556
NCR Atleos Corp.
(a)
................... 9,436 269,209
NewtekOne, Inc. ..................... 3,060 34,517
NMI Holdings, Inc. , Class A
(a)
............. 9,876 416,668
Onity Group, Inc.
(a)
.................... 821 31,338
Pagseguro Digital Ltd. , Class A ........... 22,737 219,185
Payoneer Global, Inc.
(a)
................. 35,245 241,428
Paysafe Ltd.
(a) (b)
...................... 4,133 52,159

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Paysign, Inc.
(a)
....................... 4,836 $ 34,819
PennyMac Financial Services, Inc. ......... 3,708 369,465
Priority Technology Holdings, Inc.
(a)
......... 3,062 23,822
Radian Group, Inc. .................... 17,993 648,108
Remitly Global, Inc.
(a)
.................. 19,688 369,544
Repay Holdings Corp. , Class A
(a)
.......... 9,543 45,997
Security National Financial Corp. , Class A
(a)
... 1,699 16,735
Sezzle, Inc.
(a)
....................... 1,872 335,556
StoneCo Ltd. , Class A
(a)
................ 30,741 493,086
SWK Holdings Corp. .................. 413 6,088
Triller Group, Inc.
(a) (b)
................... 12,556 11,683
Velocity Financial, Inc.
(a)
................ 1,538 28,515
Walker & Dunlop, Inc. .................. 4,209 296,650
Waterstone Financial, Inc. ............... 1,736 23,974
8,460,499
Food Products — 0.9%
Alico, Inc. .......................... 763 24,935
B&G Foods, Inc.
(b)
.................... 9,933 42,017
Beyond Meat, Inc.
(a) (b)
.................. 10,486 36,596
BRC, Inc. , Class A
(a) (b)
.................. 6,534 8,559
Calavo Growers, Inc. .................. 2,114 56,211
Cal-Maine Foods, Inc.
(b)
................ 5,815 579,348
Dole plc ........................... 8,627 120,692
Forafric Global plc
(a) (b)
.................. 802 6,256
Fresh Del Monte Produce, Inc. ............ 4,247 137,688
Hain Celestial Group, Inc. (The)
(a)
.......... 11,083 16,846
J & J Snack Foods Corp. ................ 1,910 216,613
John B Sanfilippo & Son, Inc. ............. 977 61,785
Lancaster Colony Corp. ................ 2,536 438,145
Lifeway Foods, Inc.
(a)
.................. 701 17,280
Limoneira Co. ....................... 1,958 30,643
Mama's Creations, Inc.
(a) (b)
............... 3,995 33,158
Mission Produce, Inc.
(a)
................. 6,071 71,152
Seneca Foods Corp. , Class A
(a)
........... 591 59,945
Simply Good Foods Co. (The)
(a)
........... 11,839 373,994
SunOpta, Inc.
(a)
...................... 12,205 70,789
Tootsie Roll Industries, Inc. .............. 1,995 66,733
TreeHouse Foods, Inc.
(a)
................ 6,392 124,133
Utz Brands, Inc. , Class A ................ 9,103 114,243
Vital Farms, Inc.
(a)
.................... 4,333 166,907
Westrock Coffee Co.
(a) (b)
................ 4,220 24,181
WK Kellogg Co.
(b)
..................... 8,225 131,106
3,029,955
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. , Class A ...... 15,258 634,733
Chesapeake Utilities Corp.
(b)
............. 2,877 345,873
New Jersey Resources Corp. ............. 12,790 573,248
Northwest Natural Holding Co. ............ 5,139 204,121
ONE Gas, Inc.
(b)
...................... 7,608 546,711
RGC Resources, Inc. .................. 893 19,985
Southwest Gas Holdings, Inc. ............ 8,195 609,626
Spire, Inc. .......................... 7,348 536,330
3,470,627
Ground Transportation — 0.4%
ArcBest Corp. ....................... 2,975 229,105
Covenant Logistics Group, Inc. , Class A ...... 2,200 53,042
FTAI Infrastructure, Inc. ................. 12,932 79,791
Heartland Express, Inc.
(b)
............... 5,670 48,989
Hertz Global Holdings, Inc.
(a) (b)
............ 15,624 106,712
Marten Transport Ltd. .................. 7,258 94,281
PAMT Corp.
(a)
....................... 707 9,099
Proficient Auto Logistics, Inc.
(a) (b)
........... 2,541 18,448
RXO, Inc.
(a)
......................... 20,578 323,486
Security
Shares
Shares Value
Ground Transportation (continued)
Universal Logistics Holdings, Inc.
(b)
......... 814 $ 20,659
Werner Enterprises, Inc. ................ 7,620 208,483
1,192,095
Health Care Equipment & Supplies — 2.9%
Accuray, Inc.
(a)
....................... 11,215 15,365
Alphatec Holdings, Inc.
(a)
................ 14,668 162,815
AngioDynamics, Inc.
(a) (b)
................ 5,151 51,098
Anteris Technologies Global Corp.
(a)
........ 1,639 6,212
Artivion, Inc.
(a)
....................... 4,996 155,376
AtriCure, Inc.
(a)
...................... 6,132 200,946
Avanos Medical, Inc.
(a)
................. 5,814 71,163
AxoGen, Inc.
(a)
....................... 5,205 56,474
Beta Bionics, Inc.
(a)
.................... 1,612 23,471
Bioventus, Inc. , Class A
(a)
............... 6,133 40,600
Butterfly Network, Inc. , Class A
(a)
.......... 24,314 48,628
Ceribell, Inc.
(a)
....................... 3,136 58,737
Cerus Corp.
(a) (b)
...................... 23,654 33,352
ClearPoint Neuro, Inc.
(a)
................ 3,133 37,408
CONMED Corp. ...................... 3,898 203,008
CVRx, Inc.
(a)
........................ 2,098 12,336
Delcath Systems,
Inc.
(a)
................. 3,643 49,545
Electromed, Inc.
(a)
.................... 829 18,230
Embecta Corp. ...................... 7,296 70,698
Enovis Corp.
(a)
....................... 7,250 227,360
Fractyl Health, Inc.
(a)
................... 210 340
Glaukos Corp.
(a)
...................... 7,073 730,570
Haemonetics Corp.
(a)
.................. 6,380 476,012
ICU Medical, Inc.
(a)
.................... 3,059 404,247
Inmode Ltd.
(a)
....................... 426 6,151
Inogen, Inc.
(a)
....................... 2,564 18,025
Integer Holdings Corp.
(a)
................ 4,366 536,887
Integra LifeSciences Holdings Corp.
(a)
....... 8,750 107,363
iRadimed Corp. ...................... 1,024 61,225
iRhythm Technologies, Inc.
(a)
............. 4,032 620,767
Kestra Medical Technologies Ltd.
(a)
......... 1,600 26,528
KORU Medical Systems, Inc.
(a)
............ 5,165 18,491
Lantheus Holdings, Inc.
(a)
............... 8,495 695,401
LeMaitre Vascular, Inc. ................. 2,648 219,916
LENSAR, Inc.
(a)
...................... 1,065 14,026
LivaNova plc
(a) (b)
...................... 6,857 308,702
Lucid Diagnostics, Inc.
(a)
................ 8,227 9,461
Merit Medical Systems, Inc.
(a)
............. 7,390 690,817
Myomo, Inc.
(a)
....................... 4,095 8,845
Neogen Corp.
(a)
...................... 27,403 130,986
Neuronetics, Inc.
(a)
.................... 4,517 15,764
NeuroPace, Inc.
(a)
.................... 2,820 31,415
Novocure Ltd.
(a)
...................... 12,822 228,232
Omnicell, Inc.
(a)
...................... 5,906 173,636
OraSure Technologies, Inc.
(a)
............. 8,690 26,070
Orthofix Medical, Inc.
(a)
................. 4,464 49,774
OrthoPediatrics Corp.
(a) (b)
................ 1,931 41,478
Outset Medical, Inc.
(a)
.................. 1,676 32,196
PROCEPT BioRobotics Corp.
(a)
........... 6,645 382,752
Pro-Dex, Inc.
(a)
...................... 261 11,390
Pulmonx Corp.
(a)
..................... 4,607 11,932
Pulse Biosciences, Inc.
(a) (b)
............... 2,073 31,282
QuidelOrtho Corp.
(a)
................... 8,559 246,670
RxSight, Inc.
(a)
....................... 4,460 57,980
Sanara Medtech, Inc.
(a)
................. 433 12,293
SANUWAVE Health, Inc.
(a)
............... 657 21,589
Semler Scientific, Inc.
(a)
................. 1,085 42,033
SI-BONE, Inc.
(a) (b)
..................... 4,980 93,724
Sight Sciences, Inc.
(a)
.................. 4,412 18,222
STAAR Surgical Co.
(a)
.................. 6,216 104,304
Stereotaxis, Inc.
(a) (b)
................... 6,854 14,530

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Surmodics, Inc.
(a)
..................... 1,827 $ 54,280
Tactile Systems Technology, Inc.
(a)
......... 2,848 28,879
Tandem Diabetes Care, Inc.
(a)
............ 8,613 160,546
TransMedics Group, Inc.
(a) (b)
.............. 4,203 563,244
Treace Medical Concepts, Inc.
(a)
........... 6,516 38,314
UFP Technologies, Inc.
(a)
................ 952 232,440
Utah Medical Products, Inc.
(b)
............. 363 20,662
Varex Imaging Corp.
(a)
................. 4,877 42,284
Zimvie, Inc.
(a)
........................ 3,284 30,705
Zynex, Inc.
(a)
........................ 443 1,143
9,447,345
Health Care Providers & Services — 3.3%
AdaptHealth Corp.
(a)
................... 11,728 110,595
Addus HomeCare Corp.
(a)
............... 2,291 263,900
agilon health, Inc.
(a)
................... 38,754 89,134
AirSculpt Technologies, Inc.
(a)
............. 1,033 4,989
Alignment Healthcare, Inc.
(a)
............. 16,098 225,372
AMN Healthcare Services, Inc.
(a)
........... 4,815 99,526
Ardent Health, Inc.
(a)
................... 2,986 40,789
Astrana Health, Inc.
(a) (b)
................. 5,309 132,088
Aveanna Healthcare Holdings, Inc.
(a)
........ 5,828 30,480
BrightSpring Health Services, Inc.
(a)
........ 10,707 252,578
Brookdale Senior Living, Inc.
(a)
............ 28,907 201,193
Castle Biosciences, Inc.
(a)
............... 3,526 72,001
Clover Health Investments Corp. , Class A
(a) (b)
.. 50,931 142,098
Community Health Systems, Inc.
(a) (b)
........ 16,224 55,162
Concentra Group Holdings Parent, Inc. ...... 14,765 303,716
CorVel Corp.
(a)
....................... 3,663 376,483
Cross Country Healthcare, Inc.
(a)
.......... 4,058 52,957
DocGo, Inc.
(a)
....................... 12,764 20,040
Enhabit, Inc.
(a)
....................... 6,202 59,787
Ensign Group, Inc. (The) ................ 7,095 1,094,475
Fulgent Genetics, Inc.
(a)
................ 2,569 51,072
GeneDx Holdings Corp. , Class A
(a)
......... 2,377 219,421
Guardant Health, Inc.
(a)
................. 15,032 782,265
HealthEquity, Inc.
(a)
.................... 10,787 1,130,046
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 24,207 1,206,719
InfuSystem Holdings, Inc.
(a)
.............. 143 892
Innovage Holding Corp.
(a)
............... 2,186 8,066
Joint Corp. (The)
(a)
.................... 1,617 18,660
LifeStance Health Group, Inc.
(a) (b)
.......... 17,315 89,519
ModivCare, Inc.
(a)
..................... 297 927
Nano-X Imaging Ltd.
(a)
................. 6,982 36,097
National HealthCare Corp. ............... 1,587 169,825
National Research Corp. ................ 1,679 28,207
NeoGenomics, Inc.
(a)
.................. 16,936 123,802
Nutex Health, Inc.
(a)
................... 433 53,904
Oncology Institute, Inc. (The)
(a)
............ 7,233 14,828
OPKO Health, Inc.
(a)
................... 49,123 64,842
Option Care Health, Inc.
(a)
............... 20,838 676,818
Owens & Minor, Inc.
(a)
.................. 9,516 86,596
PACS Group, Inc.
(a)
................... 5,660 73,127
Pediatrix Medical Group, Inc.
(a)
............ 10,618 152,368
Pennant Group, Inc. (The)
(a)
.............. 4,384 130,862
Performant Healthcare, Inc.
(a) (b)
............ 8,196 32,784
Premier, Inc. , Class A .................. 11,582 253,993
Privia Health Group, Inc.
(a)
............... 14,546 334,558
Progyny, Inc.
(a) (b)
..................... 8,692 191,224
Quipt Home Medical Corp.
(a)
............. 643 1,151
RadNet, Inc.
(a)
....................... 8,422 479,296
Select Medical Holdings Corp. ............ 14,196 215,495
Sonida Senior Living, Inc.
(a)
.............. 811 20,235
Surgery Partners, Inc.
(a)
................ 9,722 216,120
Talkspace, Inc.
(a)
..................... 15,411 42,843
US Physical Therapy, Inc. ............... 1,900 148,580
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Viemed Healthcare, Inc.
(a)
............... 3,706 $ 25,609
10,708,114
Health Care REITs — 1.0%
American Healthcare REIT, Inc.
(b)
.......... 20,224 743,030
CareTrust REIT, Inc. ................... 23,892 731,095
Community Healthcare Trust, Inc. .......... 3,540 58,870
Diversified Healthcare Trust .............. 28,357 101,518
Global Medical REIT, Inc. ............... 8,176 56,660
LTC Properties, Inc. ................... 5,838 202,053
National Health Investors, Inc. ............ 5,882 412,446
Sabra Health Care REIT, Inc. ............. 29,956 552,389
Sila Realty Trust, Inc. .................. 7,030 166,400
Strawberry Fields REIT, Inc. ............. 839 8,843
Universal Health Realty Income Trust ....... 1,714 68,508
3,101,812
Health Care Technology — 0.5%
Claritev Corp.
(a)
...................... 887 40,030
Definitive Healthcare Corp. , Class A
(a)
....... 4,671 18,217
Evolent Health, Inc. , Class A
(a)
............ 14,533 163,642
Health Catalyst, Inc.
(a)
.................. 9,444 35,604
HealthStream, Inc. .................... 2,970 82,180
LifeMD, Inc.
(a)
....................... 4,699 64,000
OptimizeRx Corp.
(a)
................... 2,502 33,777
Phreesia, Inc.
(a)
...................... 7,233 205,851
Schrodinger, Inc.
(a)
.................... 7,031 141,464
Simulations Plus, Inc. .................. 1,993 34,778
Teladoc Health, Inc.
(a)
.................. 21,561 187,796
TruBridge, Inc.
(a)
..................... 1,256 29,415
Waystar Holding Corp.
(a)
................ 11,616 474,746
1,511,500
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. .............. 28,579 333,517
Braemar Hotels & Resorts, Inc. ........... 8,632 21,148
Chatham Lodging Trust ................. 5,768 40,203
DiamondRock Hospitality Co. ............. 27,179 208,191
Pebblebrook Hotel Trust
(b)
............... 15,012 149,970
RLJ Lodging Trust .................... 18,688 136,049
Ryman Hospitality Properties, Inc.
(b)
........ 7,476 737,657
Service Properties Trust ................ 20,094 48,025
Summit Hotel Properties, Inc. ............. 14,263 72,599
Sunstone Hotel Investors, Inc.
(b)
........... 25,205 218,779
Xenia Hotels & Resorts, Inc. ............. 12,723 159,928
2,126,066
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. , Class A
(a)
........ 6,784 79,848
Bally's Corp.
(a)
....................... 958 9,178
Biglari Holdings, Inc. , Class B
(a)
........... 65 18,994
BJ's Restaurants, Inc.
(a) (b)
............... 2,730 121,758
Bloomin' Brands, Inc.
(b)
................. 10,088 86,858
Brinker International, Inc.
(a)
.............. 5,602 1,010,209
Cheesecake Factory, Inc. (The)
(b)
.......... 5,923 371,135
Cracker Barrel Old Country Store, Inc.
(b)
..... 2,844 173,712
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 3,464 104,197
Denny's Corp.
(a)
...................... 6,672 27,355
Dine Brands Global, Inc. ................ 1,980 48,173
El Pollo Loco Holdings, Inc.
(a)
............. 3,140 34,571
Everi Holdings, Inc.
(a)
.................. 10,355 147,455
First Watch Restaurant Group, Inc.
(a)
........ 5,044 80,906
Full House Resorts, Inc.
(a)
............... 530 1,940
Genius Sports Ltd.
(a)
................... 27,988 291,075
Global Business Travel Group I
(a) (b)
......... 12,117 76,337
Golden Entertainment, Inc. .............. 2,600 76,518
Hilton Grand Vacations, Inc.
(a) (b)
........... 7,790 323,519

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Inspired Entertainment, Inc.
(a)
............. 2,571 $ 21,005
International Game Technology plc ......... 14,336 226,652
Jack in the Box, Inc.
(b)
.................. 2,411 42,096
Krispy Kreme, Inc.
(b)
................... 10,323 30,040
Kura Sushi USA, Inc. , Class A
(a)
........... 779 67,056
Life Time Group Holdings, Inc.
(a)
........... 17,170 520,766
Lindblad Expeditions Holdings, Inc.
(a)
........ 5,202 60,707
Marriott Vacations Worldwide Corp.
(b)
....... 4,091 295,820
Monarch Casino & Resort, Inc. ............ 1,562 135,019
Nathan's Famous, Inc. ................. 364 40,251
ONE Group Hospitality, Inc. (The)
(a)
......... 344 1,393
Papa John's International, Inc. ............ 4,187 204,912
PlayAGS, Inc.
(a)
...................... 5,235 65,385
Portillo's, Inc. , Class A
(a)
................ 6,849 79,928
Potbelly Corp.
(a)
...................... 2,991 36,640
Pursuit Attractions & Hospitality, Inc.
(a)
....... 2,488 71,729
RCI Hospitality Holdings, Inc. ............. 1,076 41,017
Red Rock Resorts, Inc. , Class A
(b)
.......... 6,168 320,921
Rush Street Interactive, Inc. , Class A
(a)
...... 11,235 167,401
Sabre Corp.
(a)
....................... 47,342 149,601
Serve Robotics, Inc.
(a)
.................. 4,482 51,274
Shake Shack, Inc. , Class A
(a)
............. 4,918 691,471
Six Flags Entertainment Corp.
(a)
........... 12,140 369,420
Super Group SGHC Ltd. ................ 20,164 221,199
Sweetgreen, Inc. , Class A
(a)
.............. 12,797 190,419
Target Hospitality Corp.
(a)
............... 3,946 28,096
United Parks & Resorts, Inc.
(a) (b)
........... 3,450 162,668
Xponential Fitness, Inc. , Class A
(a)
......... 2,984 22,350
7,398,974
Household Durables — 1.7%
Bassett Furniture Industries, Inc. .......... 870 13,224
Beazer Homes USA, Inc.
(a)
.............. 3,705 82,881
Cavco Industries, Inc.
(a)
................. 964 418,790
Century Communities, Inc. .............. 3,512 197,796
Champion Homes, Inc.
(a)
................ 6,823 427,188
Cricut, Inc. , Class A ................... 5,860 39,672
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 3,881 97,530
Ethan Allen Interiors, Inc. ............... 2,912 81,099
Flexsteel Industries, Inc. ................ 568 20,465
GoPro, Inc. , Class A
(a)
.................. 488 370
Green Brick Partners, Inc.
(a)
.............. 3,925 246,804
Hamilton Beach Brands Holding Co. , Class A .. 1,059 18,945
Helen of Troy Ltd.
(a)
................... 2,829 80,287
Hooker Furnishings Corp. ............... 184 1,947
Hovnanian Enterprises, Inc. , Class A
(a)
....... 610 63,775
Installed Building Products, Inc. ........... 2,959 533,567
KB Home
(b)
......................... 8,922 472,598
La-Z-Boy, Inc. ....................... 5,156 191,649
Legacy Housing Corp.
(a)
................ 962 21,799
Leggett & Platt, Inc. ................... 16,874 150,516
LGI Homes, Inc.
(a)
.................... 2,619 134,931
Lovesac Co. (The)
(a)
................... 1,802 32,796
M/I Homes, Inc.
(a)
..................... 3,313 371,454
Meritage Homes Corp.
(b)
................ 8,953 599,582
Purple Innovation, Inc.
(a)
................ 1,475 1,076
Sonos, Inc.
(a)
........................ 14,851 160,539
Taylor Morrison Home Corp.
(a)
............ 12,462 765,416
Traeger, Inc.
(a)
....................... 4,596 7,859
TRI Pointe Homes, Inc.
(a)
................ 11,363 363,048
United Homes Group, Inc. , Class A
(a)
........ 214 621
5,598,224
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 1,412 49,674
Central Garden & Pet Co. , Class A
(a)
........ 6,304 197,252
Security
Shares
Shares Value
Household Products (continued)
Energizer Holdings, Inc. ................ 8,410 $ 169,546
Oil-Dri Corp. of America
(b)
............... 1,329 78,398
Spectrum Brands Holdings, Inc. ........... 3,290 174,370
WD-40 Co. ......................... 1,703 388,437
1,057,677
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.
(a)
.................. 4,136 65,473
Montauk Renewables, Inc.
(a) (b)
............ 8,056 17,884
Ormat Technologies, Inc. ................ 7,720 646,627
729,984
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ......... 3,163 98,686
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 6,154 28,001
Innovative Industrial Properties, Inc. ........ 3,569 197,080
LXP Industrial Trust ................... 36,897 304,769
Plymouth Industrial REIT, Inc. ............ 5,084 81,649
Terreno Realty Corp. .................. 12,953 726,275
1,337,774
Insurance — 2.3%
Ambac Financial Group, Inc.
(a)
............ 5,463 38,787
American Coastal Insurance Corp. ......... 3,236 35,984
AMERISAFE, Inc. .................... 2,367 103,509
Baldwin Insurance Group, Inc. (The) , Class A
(a)
. 8,916 381,694
Bowhead Specialty Holdings, Inc.
(a)
......... 1,957 73,446
Citizens, Inc. , Class A
(a)
................. 5,615 19,596
CNO Financial Group, Inc. ............... 12,741 491,548
Crawford & Co. , Class A
(b)
............... 2,314 24,482
Donegal Group, Inc. , Class A ............. 2,120 42,453
eHealth, Inc.
(a)
....................... 3,726 16,208
Employers Holdings, Inc. ................ 2,887 136,209
Enstar Group Ltd.
(a)
................... 1,527 513,622
F&G Annuities & Life, Inc. ............... 2,531 80,941
Fidelis Insurance Holdings Ltd. ............ 7,795 129,241
Genworth Financial, Inc. , Class A
(a)
......... 53,081 412,970
GoHealth, Inc. , Class A
(a)
................ 535 2,969
Goosehead Insurance, Inc. , Class A
(b)
....... 3,024 319,062
Greenlight Capital Re Ltd. , Class A
(a)
........ 3,500 50,295
Hamilton Insurance Group Ltd. , Class B
(a)
.... 5,883 127,190
HCI Group, Inc. ...................... 1,103 167,877
Heritage Insurance Holdings, Inc.
(a) (b)
........ 2,937 73,249
Hippo Holdings, Inc.
(a)
.................. 2,160 60,329
Horace Mann Educators Corp. ............ 4,848 208,319
Investors Title Co. .................... 176 37,189
James River Group Holdings Ltd. .......... 5,434 31,843
Kestrel Group Ltd. .................... 502 13,313
Kingstone Cos., Inc.
(a)
.................. 1,084 16,704
Kingsway Financial Services, Inc.
(a)
......... 2,087 28,258
Lemonade, Inc.
(a)
..................... 7,055 309,080
MBIA, Inc.
(a)
........................ 5,844 25,363
Mercury General Corp. ................. 3,408 229,495
NI Holdings, Inc.
(a)
.................... 1,275 16,244
Oscar Health, Inc. , Class A
(a)
............. 23,192 497,237
Palomar Holdings, Inc.
(a)
................ 3,352 517,046
ProAssurance Corp.
(a)
.................. 6,469 147,687
Root, Inc. , Class A
(a)
................... 1,352 173,015
Safety Insurance Group, Inc. ............. 1,839 145,998
Selective Insurance Group, Inc. ........... 7,758 672,231
Selectquote, Inc.
(a)
.................... 15,945 37,949
SiriusPoint Ltd.
(a)
..................... 8,656 176,496
Skyward Specialty Insurance Group, Inc.
(a)
.... 4,690 271,035
Stewart Information Services Corp. ......... 3,606 234,751
Tiptree, Inc. ........................ 3,216 75,833

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Trupanion, Inc.
(a)
..................... 4,706 $ 260,477
United Fire Group, Inc. ................. 2,555 73,329
Universal Insurance Holdings, Inc. ......... 3,230 89,568
7,590,121
Interactive Media & Services — 0.7%
Angi, Inc.
(a)
......................... 5,496 83,869
Arena Group Holdings, Inc. (The)
(a)
......... 1,459 9,046
Bumble, Inc. , Class A
(a)
................. 10,209 67,277
Cargurus, Inc. , Class A
(a)
................ 10,460 350,096
Cars.com, Inc.
(a)
...................... 7,432 88,069
EverQuote, Inc. , Class A
(a)
............... 3,582 86,613
fuboTV, Inc.
(a)
....................... 42,107 162,533
Getty Images Holdings, Inc. , Class A
(a)
....... 12,471 20,702
Grindr, Inc.
(a)
........................ 4,193 95,181
MediaAlpha, Inc. , Class A
(a)
.............. 3,922 42,946
Nextdoor Holdings, Inc. , Class A
(a)
......... 28,007 46,492
QuinStreet, Inc.
(a)
..................... 6,798 109,448
Rumble, Inc. , Class A
(a) (b)
................ 9,947 89,324
Shutterstock, Inc. ..................... 3,050 57,828
Teads Holding Co.
(a)
................... 4,636 11,497
Travelzoo
(a)
......................... 790 10,057
TripAdvisor, Inc.
(a)
.................... 14,694 191,757
TrueCar, Inc.
(a)
....................... 9,635 18,306
Vimeo, Inc.
(a)
........................ 18,764 75,806
VTEX , Class A
(a)
..................... 7,234 47,744
Webtoon Entertainment, Inc.
(a)
............ 1,752 15,908
Yelp, Inc.
(a)
......................... 7,918 271,350
Ziff Davis, Inc.
(a)
...................... 5,218 157,949
ZipRecruiter, Inc. , Class A
(a)
.............. 9,369 46,939
2,156,737
IT Services — 0.5%
Applied Digital Corp.
(a) (b)
................ 22,448 226,051
ASGN, Inc.
(a)
........................ 5,392 269,223
Backblaze, Inc. , Class A
(a)
............... 6,906 37,983
BigBear.ai Holdings, Inc.
(a) (b)
.............. 36,696 249,166
BigCommerce Holdings, Inc.
(a)
............ 9,451 47,255
Couchbase, Inc.
(a)
.................... 5,442 132,676
Crexendo, Inc.
(a)
..................... 1,566 9,506
CSP, Inc. .......................... 782 10,119
DigitalOcean Holdings, Inc.
(a)
............. 8,269 236,163
Fastly, Inc. , Class A
(a)
.................. 17,694 124,920
Grid Dynamics Holdings, Inc. , Class A
(a)
...... 8,009 92,504
Hackett Group, Inc. (The) ............... 3,213 81,674
Information Services Group, Inc. ........... 4,126 19,805
Rackspace Technology, Inc.
(a)
............ 7,166 9,172
TSS, Inc.
(a)
......................... 2,310 66,597
Tucows, Inc. , Class A
(a) (b)
................ 816 16,083
Unisys Corp.
(a)
....................... 7,794 35,307
1,664,204
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
.............. 3,561 259,312
American Outdoor Brands, Inc.
(a)
.......... 1,209 12,634
Clarus Corp. ........................ 2,888 10,021
Escalade, Inc. ....................... 1,553 21,711
Funko, Inc. , Class A
(a)
.................. 3,467 16,503
JAKKS Pacific, Inc. ................... 1,287 26,744
Johnson Outdoors, Inc. , Class A ........... 635 19,221
Latham Group, Inc.
(a)
.................. 5,052 32,232
Malibu Boats, Inc. , Class A
(a)
............. 2,472 77,473
Marine Products Corp. ................. 798 6,791
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 2,195 40,783
Outdoor Holding Co.
(a) (b)
................ 10,187 13,039
Peloton Interactive, Inc. , Class A
(a)
......... 46,666 323,862
Security
Shares
Shares Value
Leisure Products (continued)
Polaris, Inc. ......................... 6,793 $ 276,135
Smith & Wesson Brands, Inc. ............. 5,641 48,964
Sturm Ruger & Co., Inc. ................ 2,061 73,990
Topgolf Callaway Brands Corp.
(a)
.......... 16,730 134,677
1,394,092
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)
............ 13,402 155,195
Adaptive Biotechnologies Corp.
(a)
.......... 18,941 220,663
Akoya Biosciences, Inc.
(a)
............... 506 658
Alpha Teknova, Inc.
(a)
.................. 1,777 8,725
Azenta, Inc.
(a)
....................... 4,370 134,509
BioLife Solutions, Inc.
(a)
................. 4,822 103,866
Codexis, Inc.
(a)
....................... 9,953 24,285
CryoPort, Inc.
(a)
...................... 6,582 49,102
Cytek Biosciences, Inc.
(a)
................ 14,912 50,701
Fortrea Holdings, Inc.
(a)
................. 11,644 57,521
Harvard Bioscience, Inc.
(a)
............... 1,175 522
Lifecore Biomedical, Inc.
(a) (b)
.............. 4,015 32,602
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
13,904 33,509
MaxCyte, Inc.
(a)
...................... 13,119 28,599
Mesa Laboratories, Inc.
(b)
............... 679 63,975
Nautilus Biotechnology, Inc.
(a)
............. 806 584
Niagen Bioscience, Inc.
(a)
............... 6,647 95,783
OmniAb, Inc.
(a) (b)
..................... 11,395 19,827
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 36,058 44,712
Personalis, Inc.
(a) (b)
.................... 5,074 33,285
Quanterix Corp.
(a) (b)
................... 4,455 29,626
Quantum-Si, Inc. , Class A
(a)
.............. 19,483 38,187
Standard BioTools, Inc.
(a)
................ 37,724 45,269
1,271,705
Machinery — 3.8%
374Water, Inc.
(a)
...................... 1,733 562
3D Systems Corp.
(a) (b)
.................. 16,298 25,099
AirJoule Technologies Corp.
(a)
............ 2,291 10,607
Alamo Group, Inc. .................... 1,307 285,423
Albany International Corp. , Class A ......... 3,787 265,582
Astec Industries, Inc. .................. 2,947 122,860
Atmus Filtration Technologies, Inc. ......... 10,506 382,628
Blue Bird Corp.
(a)
..................... 4,039 174,323
Chart Industries, Inc.
(a) (b)
................ 5,724 942,457
Columbus McKinnon Corp. .............. 3,590 54,819
Douglas Dynamics, Inc. ................ 2,910 85,758
Eastern Co. (The) .................... 636 14,513
Energy Recovery, Inc.
(a)
................ 6,604 84,399
Enerpac Tool Group Corp. , Class A ......... 6,898 279,783
Enpro, Inc. ......................... 2,695 516,227
ESCO Technologies, Inc. ............... 3,291 631,444
Federal Signal Corp.
(b)
................. 7,587 807,409
Franklin Electric Co., Inc. ............... 5,061 454,174
Gencor Industries, Inc.
(a)
................ 1,043 14,602
Gorman-Rupp Co. (The) ................ 2,455 90,148
Graham Corp.
(a)
...................... 1,262 62,482
Greenbrier Cos., Inc. (The) .............. 3,976 183,095
Helios Technologies, Inc. ................ 4,094 136,617
Hillenbrand, Inc. ..................... 8,837 177,359
Hillman Solutions Corp.
(a)
............... 25,119 179,350
Hyster-Yale, Inc. , Class A ............... 1,387 55,175
JBT Marel Corp. ..................... 6,602 793,956
Kadant, Inc. ........................ 1,489 472,683
Kennametal, Inc. ..................... 9,949 228,429
L B Foster Co. , Class A
(a)
................ 1,130 24,713
Lindsay Corp. ....................... 1,360 196,180

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Luxfer Holdings plc ................... 3,156 $ 38,440
Manitowoc Co., Inc. (The)
(a)
.............. 4,179 50,232
Mayville Engineering Co., Inc.
(a)
........... 2,024 32,303
Microvast Holdings, Inc.
(a)
............... 25,127 91,211
Miller Industries, Inc. .................. 1,407 62,555
Mueller Water Products, Inc. , Class A
(b)
...... 19,708 473,780
Omega Flex, Inc. ..................... 375 12,142
Palladyne AI Corp.
(a) (b)
.................. 3,240 28,058
Park-Ohio Holdings Corp. ............... 1,037 18,521
Proto Labs, Inc.
(a)
..................... 3,101 124,164
REV Group, Inc. ..................... 6,486 308,669
Richtech Robotics, Inc. , Class B
(a) (b)
........ 8,747 17,057
Shyft Group, Inc. (The) ................. 4,344 54,474
SPX Technologies, Inc.
(a) (b)
............... 5,754 964,831
Standex International Corp. .............. 1,489 232,999
Tennant Co. ........................ 2,382 184,557
Terex Corp. ......................... 8,378 391,169
Titan International, Inc.
(a)
................ 6,123 62,883
Trinity Industries, Inc. .................. 10,314 278,581
Wabash National Corp. ................. 5,616 59,698
Watts Water Technologies, Inc. , Class A
(b)
.... 3,468 852,747
Worthington Enterprises, Inc. ............. 3,982 253,414
12,345,341
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.
(a)
......... 1,116 9,676
Costamare, Inc. ...................... 5,584 50,870
Genco Shipping & Trading Ltd. ............ 5,272 68,905
Golden Ocean Group Ltd.
(b)
.............. 13,106 95,936
Himalaya Shipping Ltd.
(b)
................ 3,197 18,447
Matson, Inc. ........................ 4,069 453,083
Pangaea Logistics Solutions Ltd. .......... 3,751 17,630
Safe Bulkers, Inc. .................... 7,394 26,692
741,239
Media — 0.8%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 13,544 17,878
Altice USA, Inc. , Class A
(a)
............... 32,956 70,526
AMC Networks, Inc. , Class A
(a)
............ 3,681 23,080
Boston Omaha Corp. , Class A
(a)
........... 2,765 38,821
Cable One, Inc. ...................... 643 87,326
Cardlytics, Inc.
(a)
..................... 287 472
EchoStar Corp. , Class A
(a)
............... 17,146 474,944
Emerald Holding, Inc.
(b)
................. 2,004 9,719
Entravision Communications Corp. , Class A
(b)
.. 8,024 18,616
EW Scripps Co. (The) , Class A
(a)
.......... 7,028 20,662
Gambling.com Group Ltd.
(a)
.............. 2,261 26,883
Gannett Co., Inc.
(a)
.................... 18,552 66,416
Gray Media, Inc. ..................... 10,593 47,986
Ibotta, Inc. , Class A
(a) (b)
................. 1,656 60,610
iHeartMedia, Inc. , Class A
(a) (b)
............. 17,312 30,469
Integral Ad Science Holding Corp.
(a)
........ 9,150 76,036
John Wiley & Sons, Inc. , Class A .......... 5,217 232,835
Magnite, Inc.
(a) (b)
...................... 17,739 427,865
National CineMedia, Inc. ................ 8,976 43,489
Newsmax, Inc.
(a)
..................... 934 14,131
Nexxen International Ltd.
(a) (b)
............. 4,451 46,335
PubMatic, Inc. , Class A
(a)
................ 5,342 66,454
Scholastic Corp. ..................... 3,063 64,262
Sinclair, Inc. , Class A .................. 4,996 69,045
Stagwell, Inc. , Class A
(a)
................ 14,638 65,871
TechTarget, Inc.
(a) (b)
................... 3,307 25,695
TEGNA, Inc. ........................ 20,636 345,859
Thryv Holdings, Inc.
(a) (b)
................. 4,504 54,769
Security
Shares
Shares Value
Media (continued)
WideOpenWest, Inc.
(a)
................. 6,242 $ 25,343
2,552,397
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.
(a)
....... 1,488 167,370
American Battery Technology Co.
(a)
......... 9,920 16,070
Ascent Industries Co.
(a)
................. 919 11,589
Caledonia Mining Corp. plc .............. 2,296 44,359
Carpenter Technology Corp. ............. 224 61,909
Century Aluminum Co.
(a)
................ 6,896 124,266
Coeur Mining, Inc.
(a)
................... 80,975 717,438
Commercial Metals Co.
(b)
............... 14,420 705,282
Compass Minerals International, Inc.
(a)
....... 4,317 86,729
Constellium SE , Class A
(a)
............... 18,045 239,998
Contango ORE, Inc.
(a)
.................. 999 19,461
Critical Metals Corp.
(a)
.................. 4,565 16,343
Dakota Gold Corp.
(a)
................... 9,636 35,557
Ferroglobe plc ....................... 15,627 57,351
Friedman Industries, Inc. ................ 718 11,890
Hecla Mining Co. ..................... 76,076 455,695
i-80 Gold Corp.
(a)
..................... 2,136 1,278
Idaho Strategic Resources, Inc.
(a)
.......... 1,440 18,835
Ivanhoe Electric, Inc.
(a) (b)
................ 10,445 94,736
Kaiser Aluminum Corp. ................. 2,013 160,839
Lifezone Metals Ltd.
(a) (b)
................. 4,455 18,355
MAC Copper Ltd. , Class A
(a) (b)
............ 8,997 108,774
Materion Corp. ...................... 2,603 206,600
Metallus, Inc.
(a)
...................... 4,752 73,228
NioCorp Developments Ltd.
(a)
............. 6,388 14,884
Novagold Resources, Inc.
(a)
.............. 32,247 131,890
Olympic Steel, Inc. .................... 1,066 34,741
Perpetua Resources Corp.
(a)
............. 5,834 70,825
Piedmont Lithium, Inc.
(a)
................ 2,197 12,787
Radius Recycling, Inc. , Class A ........... 3,525 104,657
Ramaco Resources, Inc. , Class A .......... 4,485 58,933
Ramaco Resources, Inc. , Class B .......... 115 941
Ryerson Holding Corp. ................. 3,534 76,228
SSR Mining, Inc.
(a)
.................... 25,507 324,959
SunCoke Energy, Inc. .................. 10,374 89,113
Tredegar Corp.
(a)
..................... 3,463 30,474
United States Antimony Corp.
(a) (b)
.......... 11,493 25,055
US Gold Corp.
(a) (b)
.................... 1,330 16,226
Vox Royalty Corp. .................... 4,327 13,673
Warrior Met Coal, Inc. .................. 6,510 298,353
Worthington Steel, Inc. ................. 4,179 124,660
4,882,351
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
ACRES Commercial Realty Corp.
(a)
......... 732 13,132
Advanced Flower Capital, Inc.
(b)
........... 3,657 16,383
AG Mortgage Investment Trust, Inc.
(b)
....... 3,560 26,878
Angel Oak Mortgage REIT, Inc. ........... 1,478 13,923
Apollo Commercial Real Estate Finance, Inc. .. 17,780 172,111
Arbor Realty Trust, Inc.
(b)
................ 19,889 212,812
Ares Commercial Real Estate Corp. ........ 6,984 33,314
ARMOUR Residential REIT, Inc.
(b)
......... 10,536 177,110
Blackstone Mortgage Trust, Inc. , Class A
(b)
.... 20,925 402,806
BrightSpire Capital, Inc. , Class A .......... 16,679 84,229
Chicago Atlantic Real Estate Finance, Inc. .... 1,895 26,454
Chimera Investment Corp.
(b)
.............. 10,218 141,724
Claros Mortgage Trust, Inc. .............. 11,378 32,427
Dynex Capital, Inc. .................... 13,579 165,935
Ellington Financial, Inc.
(b)
................ 11,497 149,346
Franklin BSP Realty Trust, Inc. ............ 10,429 111,486
Invesco Mortgage Capital, Inc.
(b)
........... 9,056 70,999
KKR Real Estate Finance Trust, Inc. ........ 7,483 65,626

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Corp. , Class A ............ 14,919 $ 160,379
Lument Finance Trust, Inc. .............. 4,467 9,872
MFA Financial, Inc. .................... 12,823 121,306
New York Mortgage Trust, Inc. ............ 10,974 73,526
Nexpoint Real Estate Finance, Inc. ......... 1,024 14,121
Orchid Island Capital, Inc.
(b)
.............. 13,653 95,708
PennyMac Mortgage Investment Trust ....... 11,358 146,064
Ready Capital Corp.
(b)
.................. 20,732 90,599
Redwood Trust, Inc. ................... 17,067 100,866
Rithm Property Trust, Inc. ............... 4,820 13,014
Seven Hills Realty Trust ................ 1,524 18,395
Sunrise Realty Trust, Inc. ............... 1,489 15,783
TPG RE Finance Trust, Inc. .............. 9,322 71,966
Two Harbors Investment Corp. ............ 13,155 141,679
2,989,973
Multi-Utilities — 0.4%
Avista Corp. ........................ 10,287 390,392
Black Hills Corp. ..................... 9,283 520,776
Northwestern Energy Group, Inc. .......... 7,858 403,115
Unitil Corp. ......................... 1,938 101,067
1,415,350
Office REITs — 0.7%
Brandywine Realty Trust ................ 22,481 96,443
City Office REIT, Inc. .................. 5,072 27,084
COPT Defense Properties ............... 14,527 400,655
Douglas Emmett, Inc. .................. 16,223 243,994
Easterly Government Properties, Inc. ....... 5,065 112,443
Empire State Realty Trust, Inc. , Class A ...... 17,772 143,775
Franklin Street Properties Corp. ........... 12,539 20,564
Hudson Pacific Properties, Inc.
(a)
.......... 39,247 107,537
JBG SMITH Properties
(b)
................ 9,357 161,876
NET Lease Office Properties
(a)
............ 1,898 61,780
Paramount Group, Inc.
(a)
................ 23,301 142,136
Peakstone Realty Trust , Class E .......... 4,489 59,300
Piedmont Realty Trust, Inc. , Class A ........ 15,756 114,861
Postal Realty Trust, Inc. , Class A .......... 2,571 37,871
SL Green Realty Corp. ................. 9,162 567,128
2,297,447
Oil, Gas & Consumable Fuels — 3.1%
Aemetis, Inc.
(a)
....................... 191 474
Ardmore Shipping Corp. ................ 5,245 50,352
Berry Corp. ......................... 9,538 26,420
BKV Corp.
(a)
........................ 2,139 51,593
California Resources Corp.
(b)
............. 8,294 378,787
Calumet, Inc.
(a)
...................... 7,865 123,913
Centrus Energy Corp. , Class A
(a)
........... 1,869 342,363
Clean Energy Fuels Corp.
(a)
.............. 20,123 39,240
CNX Resources Corp.
(a)
................ 17,987 605,802
Comstock Resources, Inc.
(a)
.............. 9,387 259,738
Core Natural Resources, Inc. ............. 6,714 468,234
Crescent Energy, Inc. , Class A ............ 22,703 195,246
CVR Energy, Inc. ..................... 3,952 106,111
Delek US Holdings, Inc. ................ 7,657 162,175
DHT Holdings, Inc. .................... 16,078 173,803
Diversified Energy Co. plc
(c)
.............. 6,924 101,575
Dorian LPG Ltd. ...................... 4,742 115,610
Empire Petroleum Corp.
(a) (b)
.............. 1,716 9,061
Encore Energy Corp.
(a) (b)
................ 22,328 63,858
Energy Fuels, Inc.
(a) (b)
.................. 26,231 150,828
Epsilon Energy Ltd. ................... 1,963 14,487
Evolution Petroleum Corp.
(b)
.............. 3,594 16,892
Excelerate Energy, Inc. , Class A
(b)
.......... 2,963 86,875
FLEX LNG Ltd.
(b)
..................... 3,826 84,096
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
FutureFuel Corp. ..................... 3,620 $ 14,046
Gevo, Inc.
(a)
........................ 28,676 37,852
Golar LNG Ltd. ...................... 12,594 518,747
Granite Ridge Resources, Inc. ............ 6,478 41,265
Green Plains, Inc.
(a)
................... 8,798 53,052
Gulfport Energy Corp.
(a)
................ 1,917 385,643
HighPeak Energy, Inc. ................. 1,886 18,483
Infinity Natural Resources, Inc. , Class A
(a)
.... 1,964 35,961
International Seaways, Inc. .............. 5,068 184,881
Kinetik Holdings, Inc. , Class A
(b)
........... 5,545 244,257
Kolibri Global Energy, Inc.
(a)
.............. 4,281 29,325
Kosmos Energy Ltd.
(a)
.................. 58,893 101,296
Lightbridge Corp.
(a)
.................... 1,843 24,641
Magnolia Oil & Gas Corp. , Class A
(b)
........ 23,537 529,112
Murphy Oil Corp.
(b)
.................... 17,292 389,070
NACCO Industries, Inc. , Class A ........... 471 20,870
Navigator Holdings Ltd. ................. 3,895 55,114
New Fortress Energy, Inc. , Class A
(a)
........ 21,582 71,652
NextDecade Corp.
(a)
................... 16,824 149,902
NextNRG, Inc.
(a) (b)
.................... 2,864 7,933
Nordic American Tankers Ltd.
(b)
........... 25,459 66,957
Northern Oil & Gas, Inc.
(b)
............... 11,866 336,401
OPAL Fuels, Inc. , Class A
(a)
.............. 3,503 8,477
Par Pacific Holdings, Inc.
(a)
.............. 6,662 176,743
PBF Energy, Inc. , Class A ............... 10,660 231,002
Peabody Energy Corp.
(b)
................ 15,773 211,674
Prairie Operating Co.
(a)
................. 859 2,573
PrimeEnergy Resources Corp.
(a)
........... 90 13,174
REX American Resources Corp.
(a)
......... 1,972 96,056
Riley Exploration Permian, Inc. ............ 1,795 47,083
Sable Offshore Corp. , Class A
(a) (b)
.......... 8,627 189,621
SandRidge Energy, Inc. ................ 4,152 44,925
Scorpio Tankers, Inc. .................. 5,494 214,980
SFL Corp. Ltd. ....................... 15,267 127,174
Sitio Royalties Corp. , Class A ............. 9,939 182,679
SM Energy Co. ...................... 14,617 361,186
Summit Midstream Corp.
(a)
.............. 1,162 28,504
Talos Energy, Inc.
(a)
................... 15,511 131,533
Teekay Corp. Ltd. .................... 7,220 59,565
Teekay Tankers Ltd. , Class A ............. 2,966 123,742
Uranium Energy Corp.
(a) (b)
............... 53,753 365,520
Ur-Energy, Inc.
(a)
..................... 2,383 2,502
VAALCO Energy, Inc. .................. 13,518 48,800
Vital Energy, Inc.
(a) (b)
................... 3,641 58,584
Vitesse Energy, Inc.
(b)
.................. 3,639 80,386
W&T Offshore, Inc.
(b)
.................. 11,854 19,559
World Kinect Corp. .................... 7,029 199,272
9,969,307
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 2,092 56,986
Magnera Corp.
(a)
..................... 4,201 50,748
Sylvamo Corp. ...................... 4,347 217,785
325,519
Passenger Airlines — 0.5%
(a)
Allegiant Travel Co. ................... 1,917 105,339
Blade Air Mobility, Inc. , Class A ............ 9,017 36,339
Frontier Group Holdings, Inc.
(b)
............ 10,778 39,124
JetBlue Airways Corp. .................. 41,135 174,001
Joby Aviation, Inc. , Class A .............. 58,344 615,529
SkyWest, Inc. ....................... 5,126 527,824
Spirit Aviation Holdings, Inc. .............. 1,887 9,416
Sun Country Airlines Holdings, Inc. ......... 6,487 76,222

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Wheels Up Experience, Inc. , Class A
(b)
...... 1,120 $ 1,199
1,584,993
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a)
......... 15,138 28,914
Edgewell Personal Care Co. ............. 6,051 141,654
FitLife Brands, Inc.
(a)
................... 746 9,713
Herbalife Ltd.
(a)
...................... 12,593 108,552
Honest Co., Inc. (The)
(a)
................ 12,036 61,263
Interparfums, Inc. ..................... 2,302 302,276
Lifevantage Corp. .................... 1,038 13,577
Medifast, Inc.
(a)
...................... 1,320 18,546
Nature's Sunshine Products, Inc.
(a)
......... 1,964 29,047
Nu Skin Enterprises, Inc. , Class A .......... 6,314 50,449
Olaplex Holdings, Inc.
(a) (b)
............... 17,468 24,455
USANA Health Sciences, Inc.
(a)
........... 1,424 43,475
Waldencast plc , Class A
(a)
............... 2,921 7,156
839,077
Pharmaceuticals — 1.6%
Aardvark Therapeutics, Inc.
(a)
............. 520 7,030
Aclaris Therapeutics, Inc.
(a)
.............. 11,382 16,162
Alto Neuroscience, Inc.
(a)
................ 528 1,162
Alumis, Inc.
(a)
....................... 7,680 23,040
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 18,917 153,039
Amphastar Pharmaceuticals, Inc.
(a)
......... 4,834 110,989
Amylyx Pharmaceuticals, Inc.
(a)
........... 8,034 51,498
ANI Pharmaceuticals, Inc.
(a)
.............. 2,324 151,641
Aquestive Therapeutics, Inc.
(a) (b)
........... 9,407 31,137
Arvinas, Inc.
(a)
....................... 8,075 59,432
Atea Pharmaceuticals, Inc.
(a)
............. 8,884 31,982
Avadel Pharmaceuticals plc , ADR
(a)
......... 11,653 103,129
Axsome Therapeutics, Inc.
(a)
............. 5,117 534,164
BioAge Labs, Inc.
(a)
................... 2,549 10,527
Biote Corp. , Class A
(a)
.................. 3,287 13,214
Cassava Sciences, Inc.
(a)
............... 344 623
Collegium Pharmaceutical, Inc.
(a)
.......... 3,957 117,009
CorMedix, Inc.
(a)
...................... 8,146 100,359
Edgewise Therapeutics, Inc.
(a)
............ 9,121 119,576
Enliven Therapeutics, Inc.
(a) (b)
............. 3,967 79,578
Esperion Therapeutics, Inc.
(a) (b)
............ 23,768 23,397
Eton Pharmaceuticals, Inc.
(a)
............. 2,942 41,924
Evolus, Inc.
(a)
....................... 6,956 64,065
EyePoint Pharmaceuticals, Inc.
(a)
.......... 7,913 74,461
Fulcrum Therapeutics, Inc.
(a) (b)
............ 6,473 44,534
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 5,559 175,664
Harrow, Inc.
(a)
....................... 3,876 118,373
Indivior plc
(a) (b)
....................... 13,814 203,618
Innoviva, Inc.
(a)
...................... 7,966 160,037
Journey Medical Corp.
(a)
................ 1,345 9,657
LENZ Therapeutics, Inc.
(a)
............... 2,258 66,182
Ligand Pharmaceuticals, Inc.
(a)
............ 2,423 275,447
Liquidia Corp.
(a) (b)
..................... 8,183 101,960
Maze Therapeutics, Inc.
(a) (b)
.............. 1,078 13,227
MBX Biosciences, Inc.
(a)
................ 1,987 22,672
MediWound Ltd.
(a)
.................... 981 19,002
Mind Medicine MindMed, Inc.
(a)
........... 9,049 58,728
Nektar Therapeutics
(a)
.................. 110 2,842
Neumora Therapeutics, Inc.
(a)
............. 2,634 1,932
Nuvation Bio, Inc. , Class A
(a) (b)
............ 31,551 61,525
Ocular Therapeutix, Inc.
(a)
............... 17,833 165,490
Omeros Corp.
(a) (b)
..................... 7,444 22,332
Pacira BioSciences, Inc.
(a) (b)
.............. 5,621 134,342
Phathom Pharmaceuticals, Inc.
(a)
.......... 5,288 50,712
Phibro Animal Health Corp. , Class A ........ 2,402 61,347
Pliant Therapeutics, Inc.
(a)
............... 1,583 1,836
Security
Shares
Shares Value
Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 6,264 $ 500,180
Rapport Therapeutics, Inc.
(a) (b)
............ 2,099 23,866
scPharmaceuticals, Inc.
(a) (b)
.............. 3,467 13,209
Septerna, Inc.
(a)
...................... 2,221 23,476
SIGA Technologies, Inc.
(b)
............... 5,290 34,491
Supernus Pharmaceuticals, Inc.
(a)
.......... 6,858 216,164
Tarsus Pharmaceuticals, Inc.
(a)
............ 4,906 198,742
Telomir Pharmaceuticals, Inc.
(a)
........... 216 270
Terns Pharmaceuticals, Inc.
(a) (b)
........... 8,814 32,876
Theravance Biopharma, Inc.
(a)
............ 4,390 48,422
Third Harmonic Bio, Inc.
(a)
............... 2,294 12,456
Trevi Therapeutics, Inc.
(a)
............... 9,986 54,623
Tvardi Therapeutics, Inc.
(a)
............... 429 10,009
Ventyx Biosciences, Inc.
(a)
............... 573 1,226
Veru, Inc.
(a)
......................... 1,130 657
WaVe Life Sciences Ltd.
(a) (b)
.............. 14,213 92,385
Xeris Biopharma Holdings, Inc.
(a)
.......... 19,903 92,947
Zevra Therapeutics, Inc.
(a)
............... 6,812 60,014
5,106,610
Professional Services — 2.1%
Acuren Corp.
(a) (b)
..................... 12,923 142,670
Alight, Inc. , Class A ................... 54,677 309,472
Asure Software, Inc.
(a)
.................. 3,370 32,891
Barrett Business Services, Inc. ............ 3,240 135,076
BlackSky Technology, Inc. , Class A
(a) (b)
....... 3,652 75,158
CBIZ, Inc.
(a) (b)
........................ 6,613 474,218
Conduent, Inc.
(a)
..................... 19,839 52,375
CRA International, Inc. ................. 841 157,578
CSG Systems International, Inc. ........... 3,637 237,532
ExlService Holdings, Inc.
(a)
.............. 396 17,341
Exponent, Inc. ....................... 6,423 479,862
First Advantage Corp.
(a)
................. 9,989 165,917
FiscalNote Holdings, Inc. , Class A
(a)
........ 623 334
Forrester Research, Inc.
(a)
............... 1,441 14,266
Franklin Covey Co.
(a)
.................. 1,424 32,496
Heidrick & Struggles International, Inc. ...... 2,512 114,949
HireQuest, Inc. ...................... 623 6,236
Huron Consulting Group, Inc.
(a)
............ 2,164 297,637
IBEX Holdings Ltd.
(a)
................... 1,311 38,150
ICF International, Inc.
..................
2,347 198,814
Innodata, Inc.
(a) (b)
..................... 3,847 197,043
Insperity, Inc. ........................ 4,522 271,863
Kelly Services, Inc. , Class A .............. 4,094 47,941
Kforce, Inc. ......................... 2,315 95,216
Korn Ferry
(b)
........................ 6,578 482,365
Legalzoom.com, Inc.
(a)
................. 14,070 125,364
Maximus, Inc. ....................... 7,081 497,086
Mistras Group, Inc.
(a)
.................. 2,441 19,552
NV5 Global, Inc.
(a)
.................... 7,156 165,232
Planet Labs PBC , Class A
(a)
.............. 26,632 162,455
RCM Technologies, Inc.
(a)
............... 529 12,468
Resolute Holdings Management, Inc.
(a)
...... 576 18,357
Resources Connection, Inc. .............. 4,061 21,808
Skillsoft Corp. , Class A
(a)
................ 632 10,093
Spire Global, Inc. , Class A
(a) (b)
............ 3,753 44,661
TriNet Group, Inc. .................... 3,793 277,420
TrueBlue, Inc.
(a)
...................... 3,719 24,099
TTEC Holdings, Inc.
(a)
.................. 2,622 12,612
Upwork, Inc.
(a)
....................... 15,998 215,013
Verra Mobility Corp. , Class A
(a)
............ 20,517 520,927
Willdan Group, Inc.
(a)
.................. 1,711 106,955
WNS Holdings Ltd.
(a)
.................. 5,136 324,801
6,636,303

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.5%
American Realty Investors, Inc.
(a)
.......... 667 $ 9,418
Anywhere Real Estate, Inc.
(a)
............. 14,290 51,730
Compass, Inc. , Class A
(a)
................ 57,771 362,802
Cushman & Wakefield plc
(a)
.............. 19,001 210,341
Douglas Elliman, Inc.
(a)
................. 9,325 21,634
eXp World Holdings, Inc.
(b)
............... 10,292 93,657
Forestar Group, Inc.
(a)
.................. 2,495 49,900
FRP Holdings, Inc.
(a)
................... 1,722 46,305
Kennedy-Wilson Holdings, Inc. ............ 15,376 104,557
Marcus & Millichap, Inc. ................ 3,004 92,253
Maui Land & Pineapple Co., Inc.
(a)
......... 771 14,024
Newmark Group, Inc. , Class A ............ 17,739 215,529
Offerpad Solutions, Inc. , Class A
(a) (b)
........ 545 496
RE/MAX Holdings, Inc. , Class A
(a)
.......... 2,229 18,233
Real Brokerage, Inc. (The)
(a)
............. 14,314 64,556
RMR Group, Inc. (The) , Class A ........... 1,933 31,605
Seaport Entertainment Group, Inc.
(a)
........ 896 16,710
St. Joe Co. (The) ..................... 4,859 231,774
Star Holdings
(a)
...................... 308 2,405
Stratus Properties, Inc.
(a) (b)
............... 685 12,933
Tejon Ranch Co.
(a)
.................... 2,811 47,675
Transcontinental Realty Investors, Inc.
(a)
..... 183 7,798
1,706,335
Residential REITs — 0.4%
Apartment Investment & Management Co. , Class
A ............................. 17,116 148,053
BRT Apartments Corp. ................. 1,549 24,226
Centerspace ........................ 2,088 125,677
Clipper Realty, Inc. .................... 1,016 3,729
Elme Communities .................... 11,202 178,112
Independence Realty Trust, Inc. ........... 29,494 521,749
NexPoint Residential Trust, Inc. ........... 2,785 92,796
UMH Properties, Inc.
(b)
................. 9,916 166,490
Veris Residential, Inc. .................. 9,816 146,160
1,406,992
Retail REITs — 1.3%
Acadia Realty Trust ................... 16,971 315,151
Alexander's, Inc. ..................... 265 59,710
CBL & Associates Properties, Inc. .......... 2,461 62,485
Curbline Properties Corp.
(b)
.............. 12,376 282,544
FrontView REIT, Inc. ................... 2,575 30,900
Getty Realty Corp. .................... 6,655 183,944
InvenTrust Properties Corp. .............. 10,143 277,918
Kite Realty Group Trust ................. 28,126 637,054
Macerich Co. (The) ................... 32,355 523,504
NETSTREIT Corp. .................... 10,593 179,339
Phillips Edison & Co., Inc. ............... 16,024 561,321
Saul Centers, Inc. .................... 1,435 48,991
SITE Centers Corp. ................... 6,094 68,923
Tanger, Inc. ......................... 14,224 434,970
Urban Edge Properties ................. 15,870 296,134
Whitestone REIT ..................... 6,072 75,779
4,038,667
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc. , Class A
(a)
............ 6,408 165,967
Aehr Test Systems
(a) (b)
.................. 3,510 45,384
Aeluma, Inc.
(a)
....................... 896 14,667
Alpha & Omega Semiconductor Ltd.
(a)
....... 3,273 83,985
Ambarella, Inc.
(a)
..................... 5,165 341,226
Atomera, Inc.
(a)
...................... 3,473 17,504
Axcelis Technologies, Inc.
(a)
.............. 4,089 284,962
CEVA, Inc.
(a)
........................ 3,008 66,116
Cohu, Inc.
(a)
........................ 5,871 112,958
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(a)
...... 18,533 $ 1,715,970
Diodes, Inc.
(a)
....................... 5,913 312,739
Everspin Technologies, Inc.
(a)
............. 524 3,296
FormFactor, Inc.
(a)
.................... 9,996 343,962
Ichor Holdings Ltd.
(a)
................... 4,120 80,917
Impinj, Inc.
(a)
........................ 3,289 365,309
indie Semiconductor, Inc. , Class A
(a) (b)
....... 24,564 87,448
Kopin Corp.
(a)
....................... 18,886 28,896
Kulicke & Soffa Industries, Inc. ............ 6,648 230,021
MaxLinear, Inc.
(a)
..................... 9,948 141,361
Navitas Semiconductor Corp.
(a)
........... 17,203 112,680
NVE Corp. ......................... 559 41,148
PDF Solutions, Inc.
(a)
.................. 3,795 81,137
Penguin Solutions, Inc.
(a)
................ 6,969 138,056
Photronics, Inc.
(a)
..................... 7,824 147,326
Power Integrations, Inc. ................ 7,083 395,940
QuickLogic Corp.
(a)
.................... 364 2,242
Rambus, Inc.
(a)
...................... 13,688 876,306
Rigetti Computing, Inc.
(a) (b)
............... 35,795 424,529
Semtech Corp.
(a) (b)
.................... 11,035 498,120
Silicon Laboratories, Inc.
(a)
............... 4,095 603,439
SiTime Corp.
(a) (b)
..................... 2,671 569,137
SkyWater Technology, Inc.
(a) (b)
............ 3,449 33,938
Synaptics, Inc.
(a)
..................... 4,911 318,331
Ultra Clean Holdings, Inc.
(a)
.............. 5,587 126,099
Veeco Instruments, Inc.
(a)
............... 7,450 151,384
Wolfspeed, Inc.
(a) (b)
.................... 20,013 7,981
8,970,481
Software — 6.4%
8x8, Inc.
(a)
.......................... 15,721 30,813
A10 Networks, Inc. .................... 9,176 177,556
ACI Worldwide, Inc.
(a)
.................. 13,440 617,030
Adeia, Inc. ......................... 13,980 197,677
Agilysys, Inc.
(a)
...................... 3,273 375,217
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 2,922 17,211
Alarm.com Holdings, Inc.
(a)
.............. 5,862 331,613
Alkami Technology, Inc.
(a)
............... 8,619 259,777
Amplitude, Inc. , Class A
(a)
............... 11,011 136,536
Appian Corp. , Class A
(a) (b)
............... 5,166 154,257
Arteris, Inc.
(a)
........................ 3,447 32,850
Asana, Inc. , Class A
(a)
.................. 11,828 159,678
AudioEye, Inc.
(a)
...................... 894 10,415
AvePoint, Inc. , Class A
(a)
................ 16,852 325,412
Bit Digital, Inc.
(a)
...................... 23,256 50,931
Bitdeer Technologies Group , Class A
(a)
...... 10,273 117,934
Blackbaud, Inc.
(a)
..................... 4,854 311,675
BlackLine, Inc.
(a)
..................... 6,671 377,712
Blend Labs, Inc. , Class A
(a)
.............. 26,172 86,368
Box, Inc. , Class A
(a)
................... 17,745 606,347
Braze, Inc. , Class A
(a)
.................. 9,662 271,502
C3.ai, Inc. , Class A
(a) (b)
................. 15,335 376,781
Cerence, Inc.
(a)
...................... 5,987 61,127
Cipher Mining, Inc.
(a) (b)
.................. 33,705 161,110
Cleanspark, Inc.
(a)
.................... 35,363 390,054
Clear Secure, Inc. , Class A .............. 10,600 294,256
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 31,170 683,558
Commvault Systems, Inc.
(a)
.............. 5,595 975,376
Consensus Cloud Solutions, Inc.
(a)
......... 2,488 57,373
Core Scientific, Inc.
(a)
.................. 34,921 596,101
CoreCard Corp.
(a)
..................... 598 17,324
CS Disco, Inc.
(a)
...................... 4,173 18,236
Daily Journal Corp.
(a)
.................. 156 65,871
Digimarc Corp.
(a)
..................... 1,803 23,818
Digital Turbine, Inc.
(a)
.................. 13,353 78,783
Domo, Inc. , Class B
(a)
.................. 4,198 58,646

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
D-Wave Quantum, Inc.
(a) (b)
............... 36,424 $ 533,247
E2open Parent Holdings, Inc. , Class A
(a)
..... 25,278 81,648
eGain Corp.
(a)
....................... 2,947 18,419
EverCommerce, Inc.
(a)
................. 2,494 26,187
Expensify, Inc. , Class A
(a)
............... 7,474 19,358
Five9, Inc.
(a)
........................ 9,683 256,406
Freshworks, Inc. , Class A
(a) (b)
............. 25,641 382,307
Hut 8 Corp.
(a) (b)
...................... 11,972 222,679
I3 Verticals, Inc. , Class A
(a) (b)
............. 2,982 81,945
Intapp, Inc.
(a)
........................ 7,025 362,630
InterDigital, Inc.
(b)
..................... 3,278 735,026
Jamf Holding Corp.
(a)
.................. 8,663 82,385
Kaltura, Inc.
(a)
....................... 9,241 18,574
Life360, Inc.
(a)
....................... 2,039 133,045
LiveRamp Holdings, Inc.
(a) (b)
.............. 8,187 270,498
MARA Holdings, Inc.
(a) (b)
................ 43,926 688,760
Mercurity Fintech Holding, Inc.
(a)
........... 4,022 15,485
Meridianlink, Inc.
(a)
.................... 4,112 66,738
Mitek Systems, Inc.
(a)
.................. 5,830 57,717
N-able, Inc.
(a)
........................ 9,175 74,318
NCR Voyix Corp.
(a) (b)
................... 18,419 216,055
NextNav, Inc.
(a) (b)
..................... 11,120 169,024
Olo, Inc. , Class A
(a)
.................... 14,614 130,065
ON24, Inc.
(a)
........................ 5,120 27,802
OneSpan, Inc. ....................... 4,995 83,367
Ooma, Inc.
(a) (b)
....................... 2,827 36,468
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 5,335 113,742
PagerDuty, Inc.
(a)
..................... 10,819 165,314
Porch Group, Inc.
(a)
................... 9,696 114,316
Progress Software Corp. ................ 5,406 345,119
PROS Holdings, Inc.
(a)
................. 5,785 90,593
Q2 Holdings, Inc.
(a)
.................... 7,873 736,834
Qualys, Inc.
(a)
....................... 4,582 654,630
Rapid7, Inc.
(a)
....................... 8,199 189,643
Red Violet, Inc. ...................... 1,517 74,636
Rekor Systems, Inc.
(a)
.................. 517 600
ReposiTrak, Inc.
(b)
.................... 1,417 27,844
Rezolve AI plc
(a)
...................... 11,655 35,839
Rimini Street, Inc.
(a)
................... 6,637 25,021
Riot Platforms, Inc.
(a) (b)
................. 41,890 473,357
Roadzen, Inc.
(a)
...................... 1,091 1,069
Sapiens International Corp. NV
(b)
.......... 3,805 111,296
SEMrush Holdings, Inc. , Class A
(a)
......... 5,831 52,771
Silvaco Group, Inc.
(a)
.................. 704 3,323
SoundHound AI, Inc. , Class A
(a) (b)
.......... 46,377 497,625
SoundThinking, Inc.
(a)
.................. 1,052 13,734
Sprinklr, Inc. , Class A
(a)
................. 14,392 121,756
Sprout Social, Inc. , Class A
(a) (b)
............ 6,686 139,804
SPS Commerce, Inc.
(a)
................. 4,814 655,137
Synchronoss Technologies, Inc.
(a)
.......... 1,560 10,686
Telos Corp.
(a)
........................ 7,127 22,593
Tenable Holdings, Inc.
(a)
................ 15,123 510,855
Terawulf, Inc.
(a) (b)
..................... 33,384 146,222
Varonis Systems, Inc.
(a)
................. 13,943 707,607
Verint Systems, Inc.
(a)
.................. 7,812 153,662
Vertex, Inc. , Class A
(a)
.................. 8,215 290,277
Viant Technology, Inc. , Class A
(a) (b)
......... 1,929 25,521
Weave Communications, Inc.
(a)
........... 7,390 61,485
WM Technology, Inc. , Class A
(a)
........... 10,370 9,292
Workiva, Inc. , Class A
(a)
................. 6,347 434,452
Xperi, Inc.
(a)
......................... 5,605 44,336
Yext, Inc.
(a)
......................... 13,122 111,537
Zeta Global Holdings Corp. , Class A
(a)
....... 23,815 368,894
20,838,500
Security
Shares
Shares Value
Specialized REITs — 0.5%
Farmland Partners, Inc.
(b)
............... 6,017 $ 69,256
Four Corners Property Trust, Inc.
(b)
......... 12,802 344,502
Gladstone Land Corp. ................. 4,336 44,097
Outfront Media, Inc.
(b)
.................. 18,084 295,131
PotlatchDeltic Corp. ................... 10,082 386,846
Safehold, Inc. ....................... 7,214 112,250
Smartstop Self Storage REIT, Inc. .......... 3,558 128,906
Uniti Group, Inc.
(a)
.................... 30,553 131,989
1,512,977
Specialty Retail — 2.3%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 3,249 15,985
Abercrombie & Fitch Co. , Class A
(a)
......... 5,979 495,360
Academy Sports & Outdoors, Inc.
(b)
......... 8,550 383,125
Advance Auto Parts, Inc.
(b)
............... 7,592 352,952
American Eagle Outfitters, Inc. ............ 20,960 201,635
America's Car-Mart, Inc.
(a)
............... 950 53,238
Arhaus, Inc. , Class A
(a)
................. 6,435 55,791
Arko Corp.
(b)
........................ 9,829 41,577
Asbury Automotive Group, Inc.
(a)
........... 2,479 591,341
BARK, Inc. , Class A
(a) (b)
................. 9,042 7,952
Barnes & Noble Education, Inc.
(a)
.......... 1,868 21,986
Beyond, Inc.
(a) (b)
...................... 6,087 41,879
Boot Barn Holdings, Inc.
(a)
............... 3,893 591,736
Buckle, Inc. (The) .................... 3,894 176,593
Build-A-Bear Workshop, Inc.
(b)
............ 1,647 84,919
Caleres, Inc. ........................ 4,365 53,340
Camping World Holdings, Inc. , Class A ...... 7,684 132,088
Citi Trends, Inc.
(a)
..................... 649 21,670
Designer Brands, Inc. , Class A
(b)
........... 5,032 11,976
EVgo, Inc. , Class A
(a)
.................. 16,348 59,670
Foot Locker, Inc.
(a)
.................... 10,905 267,173
Genesco, Inc.
(a)
...................... 1,236 24,337
Group 1 Automotive, Inc.
(b)
............... 1,594 696,116
GrowGeneration Corp.
(a)
................ 1,490 1,393
Haverty Furniture Cos., Inc. .............. 1,754 35,694
J Jill, Inc. .......................... 820 12,005
Lands' End, Inc.
(a)
.................... 1,728 18,507
Leslie's, Inc.
(a)
....................... 2,143 900
MarineMax, Inc.
(a)
..................... 2,368 59,532
Monro, Inc. ......................... 3,863 57,597
National Vision Holdings, Inc.
(a)
........... 9,906 227,937
ODP Corp. (The)
(a)
.................... 3,548 64,325
OneWater Marine, Inc. , Class A
(a) (b)
......... 1,610 21,558
Petco Health & Wellness Co., Inc.
(a)
........ 10,577 29,933
RealReal, Inc. (The)
(a)
.................. 12,287 58,855
Revolve Group, Inc. , Class A
(a)
............ 5,141 103,077
Sally Beauty Holdings, Inc.
(a)
............. 12,910 119,547
Shoe Carnival, Inc.
(b)
.................. 2,259 42,266
Signet Jewelers Ltd.
(b)
.................. 5,241 416,922
Sleep Number Corp.
(a) (b)
................ 2,585 17,462
Sonic Automotive, Inc. , Class A ........... 1,880 150,268
Stitch Fix, Inc. , Class A
(a)
................ 14,626 54,116
ThredUp, Inc. , Class A
(a)
................ 11,523 86,307
Tile Shop Holdings, Inc.
(a) (b)
.............. 4,225 26,871
Tilly's, Inc. , Class A
(a)
.................. 551 760
Torrid Holdings, Inc.
(a) (b)
................. 3,244 9,570
Upbound Group, Inc. .................. 6,802 170,730
Urban Outfitters, Inc.
(a)
................. 8,018 581,626
Victoria's Secret & Co.
(a)
................ 8,696 161,050
Warby Parker, Inc. , Class A
(a)
............. 12,473 273,533
Winmark Corp. ...................... 359 135,562
Zumiez, Inc.
(a) (b)
...................... 1,816 24,080
7,344,422

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.6%
CompoSecure, Inc. , Class A
(a) (b)
........... 5,594 $ 78,819
Corsair Gaming, Inc.
(a)
................. 5,976 56,354
CPI Card Group, Inc.
(a)
................. 806 19,118
Diebold Nixdorf, Inc.
(a)
.................. 3,189 176,671
Eastman Kodak Co.
(a)
.................. 8,690 49,098
Immersion Corp.
(b)
.................... 4,029 31,749
IonQ, Inc.
(a)
......................... 29,996 1,288,928
Quantum Computing, Inc.
(a) (b)
............. 10,937 209,662
Turtle Beach Corp.
(a)
................... 1,960 27,107
Xerox Holdings Corp.
(b)
................. 14,782 77,901
2,015,407
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
.................. 14,758 261,217
Carter's, Inc. ........................ 4,554 137,212
Ermenegildo Zegna NV
(b)
............... 7,848 67,100
Figs, Inc. , Class A
(a)
................... 11,341 63,963
G-III Apparel Group Ltd.
(a)
............... 4,946 110,791
Hanesbrands, Inc.
(a)
................... 44,377 203,247
Kontoor Brands, Inc. ................... 6,993 461,328
Lakeland Industries, Inc. ................ 1,113 15,148
Movado Group, Inc. ................... 1,997 30,454
Oxford Industries, Inc. ................. 1,893 76,193
Rocky Brands, Inc. .................... 915 20,304
Steven Madden Ltd. ................... 8,721 209,130
Superior Group of Cos., Inc. ............. 1,651 17,005
Vera Bradley, Inc.
(a)
................... 157 347
Wolverine World Wide, Inc.
(b)
............. 10,026 181,270
1,854,709
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 2,188 5,601
Turning Point Brands, Inc. ............... 2,148 162,754
Universal Corp. ...................... 3,004 174,953
343,308
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc. , Class A
(b)
....... 2,753 17,399
BlueLinx Holdings, Inc.
(a)
................ 1,002 74,529
Boise Cascade Co. ................... 4,855 421,511
Custom Truck One Source, Inc.
(a) (b)
......... 7,030 34,728
Distribution Solutions Group, Inc.
(a)
......... 1,288 35,381
DNOW, Inc.
(a)
....................... 13,348 197,951
DXP Enterprises, Inc.
(a)
................. 1,675 146,814
EVI Industries, Inc. .................... 550 12,007
FTAI Aviation Ltd. ..................... 1,625 186,940
GATX Corp.
(b)
....................... 4,522 694,398
Global Industrial Co. ................... 1,806 48,780
GMS, Inc.
(a)
......................... 4,909 533,854
Herc Holdings, Inc. .................... 4,139 545,065
Hudson Technologies, Inc.
(a)
............. 5,098 41,396
Karat Packaging, Inc. .................. 883 24,865
McGrath RentCorp .................... 3,048 353,446
MRC Global, Inc.
(a)
.................... 10,817 148,301
NPK International, Inc.
(a)
................ 10,488 89,253
Rush Enterprises, Inc. , Class A
(b)
.......... 7,961 410,071
Rush Enterprises, Inc. , Class B ........... 1,109 58,200
Titan Machinery, Inc.
(a) (b)
................ 2,427 48,079
Transcat, Inc.
(a)
...................... 1,207 103,754
Willis Lease Finance Corp.
(b)
............. 451 64,394
Xometry, Inc. , Class A
(a) (b)
............... 5,422 183,209
4,474,325
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a)
........ 2,574 25,148
Security
Shares
Shares Value
Water Utilities — 0.4%
American States Water Co. .............. 4,870 $ 373,334
Cadiz, Inc.
(a)
........................ 7,934 23,723
California Water Service Group ........... 7,607 345,966
Consolidated Water Co. Ltd. ............. 1,804 54,156
Global Water Resources, Inc. ............. 1,630 16,610
H2O America ....................... 4,052 210,582
Middlesex Water Co. .................. 2,147 116,325
Pure Cycle Corp.
(a)
.................... 2,785 29,855
York Water Co. (The)
(b)
................. 1,683 53,183
1,223,734
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 8,876 130,300
Spok Holdings, Inc. ................... 2,587 45,738
Telephone & Data Systems, Inc. ........... 12,430 442,259
618,297
Total Common Stocks — 99 .6%
(Cost: $ 268,100,635 ) .............................. 322,009,552
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
........... 1,703 817
Contra Chinook Therape, CVR
(d)
.......... 7,079 1,133
Icosavax, Inc., CVR ................... 3,727 1,155
Oncternal Therapeutics, Inc., CVR
(d)
........ 105 108
Sanofi Aatd, Inc., CVR
(d)
................ 4,257 4,896
8,109
Total Rights — 0.0%
(Cost: $ 7,248 ) .................................. 8,109
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 202 413
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 413
Total Long-Term Investments — 99.6%
(Cost: $ 268,107,883 ) .............................. 322,018,074
Short-Term Securities
Money Market Funds — 14.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(g)
................... 45,267,129 45,285,236
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 793,512 793,512
Total Short-Term Securities — 14 .3%
(Cost: $ 46,078,748 ) ............................... 46,078,748
Total Investments — 113 .9%
(Cost: $ 314,186,631 ) .............................. 368,096,822
Liabilities in Excess of Other Assets — (13.9) % ............ (44,939,748)
Net Assets — 100.0% ...............................
$ 323,157,074

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
21
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,342,077 $ — $ (10,055,672)
(a)
$ (5,525) $ 4,356 $ 45,285,236 45,267,129 $ 136,460
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,592,079 — (798,567)
(a)
— — 793,512 793,512 42,553 —
$ (5,525) $ 4,356 $ 46,078,748 $ 179,013 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
22
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 19 09/19/25 $ 2,082 $ 31,966
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 31,966 $ — $ — $ — $ 31,966
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (316,096) $ — $ — $ — $ (316,096)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 127,452 $ — $ — $ — $ 127,452
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,206,640
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,260,870 $ — $ — $ 5,260,870
Air Freight & Logistics .................................... 359,489 — — 359,489
Automobile Components .................................. 3,957,364 — — 3,957,364
Automobiles .......................................... 139,773 — — 139,773
Banks ............................................... 33,925,481 — — 33,925,481

Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
Schedule of Investments
23
Level 1 Level 2 Level 3 Total
Beverages ........................................... $ 377,633 $ — $ — $ 377,633
Biotechnology ......................................... 23,109,954 — — 23,109,954
Broadline Retail ........................................ 257,843 — — 257,843
Building Products ....................................... 4,406,094 — — 4,406,094
Capital Markets ........................................ 5,620,221 — — 5,620,221
Chemicals ............................................ 5,440,368 — — 5,440,368
Commercial Services & Supplies ............................. 5,940,477 — — 5,940,477
Communications Equipment ................................ 2,456,843 — — 2,456,843
Construction & Engineering ................................ 6,992,760 — — 6,992,760
Construction Materials .................................... 785,667 — — 785,667
Consumer Finance ...................................... 3,522,563 — — 3,522,563
Consumer Staples Distribution & Retail ........................ 1,673,001 — — 1,673,001
Containers & Packaging .................................. 824,331 — — 824,331
Distributors ........................................... 135,083 — — 135,083
Diversified Consumer Services .............................. 4,372,843 — — 4,372,843
Diversified REITs ....................................... 2,022,504 — — 2,022,504
Diversified Telecommunication Services ........................ 1,572,460 — — 1,572,460
Electric Utilities ........................................ 3,527,747 — — 3,527,747
Electrical Equipment ..................................... 5,117,977 — — 5,117,977
Electronic Equipment, Instruments & Components ................. 11,373,731 — — 11,373,731
Energy Equipment & Services .............................. 5,666,487 — — 5,666,487
Entertainment ......................................... 1,764,588 — — 1,764,588
Financial Services ...................................... 8,460,499 — — 8,460,499
Food Products ......................................... 3,029,955 — — 3,029,955
Gas Utilities ........................................... 3,470,627 — — 3,470,627
Ground Transportation ................................... 1,192,095 — — 1,192,095
Health Care Equipment & Supplies ........................... 9,447,345 — — 9,447,345
Health Care Providers & Services ............................ 10,708,114 — — 10,708,114
Health Care REITs ...................................... 3,101,812 — — 3,101,812
Health Care Technology .................................. 1,511,500 — — 1,511,500
Hotel & Resort REITs .................................... 2,126,066 — — 2,126,066
Hotels, Restaurants & Leisure .............................. 7,398,974 — — 7,398,974
Household Durables ..................................... 5,598,224 — — 5,598,224
Household Products ..................................... 1,057,677 — — 1,057,677
Independent Power and Renewable Electricity Producers ............ 729,984 — — 729,984
Industrial Conglomerates .................................. 98,686 — — 98,686
Industrial REITs ........................................ 1,337,774 — — 1,337,774
Insurance ............................................ 7,590,121 — — 7,590,121
Interactive Media & Services ............................... 2,156,737 — — 2,156,737
IT Services ........................................... 1,664,204 — — 1,664,204
Leisure Products ....................................... 1,394,092 — — 1,394,092
Life Sciences Tools & Services .............................. 1,271,705 — — 1,271,705
Machinery ............................................ 12,345,341 — — 12,345,341
Marine Transportation .................................... 741,239 — — 741,239
Media ............................................... 2,552,397 — — 2,552,397
Metals & Mining ........................................ 4,882,351 — — 4,882,351
Mortgage Real Estate Investment Trusts (REITs) .................. 2,989,973 — — 2,989,973
Multi-Utilities .......................................... 1,415,350 — — 1,415,350
Office REITs .......................................... 2,297,447 — — 2,297,447
Oil, Gas & Consumable Fuels ............................... 9,969,307 — — 9,969,307
Paper & Forest Products .................................. 325,519 — — 325,519
Passenger Airlines ...................................... 1,584,993 — — 1,584,993
Personal Care Products .................................. 839,077 — — 839,077
Pharmaceuticals ....................................... 5,106,610 — — 5,106,610
Professional Services .................................... 6,636,303 — — 6,636,303
Real Estate Management & Development ....................... 1,706,335 — — 1,706,335
Residential REITs ....................................... 1,406,992 — — 1,406,992
Retail REITs .......................................... 4,038,667 — — 4,038,667
Semiconductors & Semiconductor Equipment .................... 8,970,481 — — 8,970,481
Software ............................................. 20,838,500 — — 20,838,500
Specialized REITs ...................................... 1,512,977 — — 1,512,977
Specialty Retail ........................................ 7,344,422 — — 7,344,422
Technology Hardware, Storage & Peripherals .................... 2,015,407 — — 2,015,407
Textiles, Apparel & Luxury Goods ............................ 1,854,709 — — 1,854,709
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2025
BlackRock Small Cap Index V.I. Fund
24
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 343,308 $ — $ — $ 343,308
Trading Companies & Distributors ............................ 4,474,325 — — 4,474,325
Transportation Infrastructure ............................... 25,148 — — 25,148
Water Utilities ......................................... 1,223,734 — — 1,223,734
Wireless Telecommunication Services ......................... 618,297 — — 618,297
Rights ................................................ — 1,155 6,954 8,109
Warrants .............................................. — 413 — 413
Short-Term Securities
Money Market Funds ...................................... 46,078,748 — — 46,078,748
$ 368,088,300 $ 1,568 $ 6,954 $ 368,096,822
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 31,966 $ — $ — $ 31,966
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2025
25
Statement of Assets and Liabilities
BlackRock
Small Cap
Index V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 322,018,074
Investments, at value — affiliated
(c)
.......................................................................................... 46,078,748
Cash ............................................................................................................. 267,576
Cash pledged: –
Futures contracts .................................................................................................... 141,000
Foreign currency, at value
(d)
............................................................................................... 4,825
Receivables: –
Investments sold .................................................................................................... 403,183
Securities lending income — affiliated ...................................................................................... 27,908
Capital shares sold ................................................................................................... 202,270
Dividends — unaffiliated ............................................................................................... 309,721
Dividends — affiliated ................................................................................................. 5,549
Variation margin on futures contracts ....................................................................................... 1,850
Prepaid e xpenses ..................................................................................................... 1,429
Total a ssets .........................................................................................................
369,462,133
LIABILITIES
Collateral on securities loaned ............................................................................................. 45,301,080
Payables: –
Investments purchased ................................................................................................ 541,679
Capital shares redeemed ............................................................................................... 179,393
Distribution fees ..................................................................................................... 1,082
Interest expense .................................................................................................... 337
Investment advisory fees .............................................................................................. 46,421
Printing and postage fees .............................................................................................. 155,925
Professional fees .................................................................................................... 6,561
Transfer agent fees .................................................................................................. 58,785
Variation margin on futures contracts ....................................................................................... 21
Other accrued expenses ............................................................................................... 13,775
Total li abilities ........................................................................................................
46,305,059
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 323,157,074
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 261,106,510
Accumulated earnings .................................................................................................. 62,050,564
NET ASSETS ........................................................................................................
$ 323,157,074
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 268,107,883
(b)
  Securities loaned, at value ...................................................................................... $ 42,753,475
(c)
  Investments, at cost — affiliated ................................................................................... $ 46,078,748
(d)
  Foreign currency, at cost ....................................................................................... $ 4,825
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information
26
See notes to financial statements.
BlackRock Small
Cap Index V.I.
Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 317,395,908
Shares outstanding ...................................................................................................
27,453,315
Net asset value .....................................................................................................
$ 11.56
Shares authorized ...................................................................................................
100 million
Par value ......................................................................................................... $ 0.10
Class III
Net assets .........................................................................................................
$ 5,761,166
Shares outstanding ...................................................................................................
501,115
Net asset value .....................................................................................................
$ 11.50
Shares authorized ...................................................................................................
10 million
Par value ......................................................................................................... $ 0.10

Statement of Operations
(unaudited)

Six Months Ended June 30, 2025
27
Statement of Operations
See notes to financial statements.
BlackRock
Small Cap
Index V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,940,628
Dividends — affiliated ................................................................................................. 42,553
Interest — unaffiliated ................................................................................................. 4,291
Securities lending income — affiliated — net ................................................................................. 136,460
Foreign taxes withheld ................................................................................................ (4,717)
Total investment income .................................................................................................
2,119,215
EXPENSES
Investment advisory .................................................................................................. 124,935
Transfer agent — class specific .......................................................................................... 78,669
Printing and postage ................................................................................................. 65,077
Professional ....................................................................................................... 40,087
Accounting services .................................................................................................. 23,327
Distribution — class specific ............................................................................................ 6,624
Directors and Officer ................................................................................................. 4,761
Custodian ......................................................................................................... 4,316
Recoupment of past waived and/or reimbursed fees — class specific ................................................................. 3,879
Transfer agent ...................................................................................................... 2,480
Miscellaneous ...................................................................................................... 3,323
Total expenses excluding interest expense .....................................................................................
357,478
Interest expense .................................................................................................... 493
Total expenses .......................................................................................................
357,971
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (756)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (6,663)
Total expenses after fees waived and/or reimbursed ..............................................................................
350,552
Net investment income ..................................................................................................
1,768,663
REALIZED AND UNREALIZED GAIN (LOSS) $ (8,046,808)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 8,362,527
Investments — affiliated ............................................................................................. (5,525)
Foreign currency transactions ......................................................................................... 64
Futures contracts .................................................................................................. (316,096)
A
8,040,970
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (16,219,608)
Investments — affiliated ............................................................................................. 4,356
Foreign currency translations .......................................................................................... 23
Futures contracts .................................................................................................. 127,452
A
(16,087,777)
Net realized and unrealized loss ............................................................................................
(8,046,807)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (6,278,144)

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information
28
BlackRock Small Cap Index V.I. Fund
Six Months Ended
06/30/25 (unaudited)
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 1,768,663  $ 3,932,160
Net realized gain .................................................................................. 8,040,970  17,084,749
Net change in unrealized appreciation (depreciation) .......................................................... (16,087,777) 13,476,748
Net increase (decrease) in net assets resulting from operations ..................................................... (6,278,144) 34,493,657
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Class I ........................................................................................ —  (23,030,616)
Class III ....................................................................................... —  (359,795)
Decrease in net assets resulting from distributions to shareholders ................................................... —  (23,390,411)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (5,538,013) 7,017,459
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (11,816,157) 18,120,705
Beginning of period .................................................................................. 334,973,231  316,852,526
End of period ......................................................................................
$ 323,157,074  $ 334,973,231
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(g)
Annualized.
BlackRock Small Cap Index V.I. Fund
Class I
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of period ...........
$ 11.78  $ 11.33  $ 10.08  $ 13.10  $ 13.02  $ 11.34
Net investment income
(a)
...................
0 .06  0 .15  0 .15  0 .14  0 .14  0 .12
Net realized and unrealized gain (loss) ..........
( 0 .28 ) 1 .17  1 .52  ( 2 .83 ) 1 .68  2 .11
Net increase (decrease) from investment operations .. (0.22) 1.32  1.67  (2.69) 1.82  2.23
Distributions
(b)
– – – – – –
From net investment income ................ —  ( 0 .22 ) ( 0 .14 ) ( 0 .13 ) ( 0 .16 ) ( 0 .16 )
From net realized gain ..................... —  ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 ) ( 0 .39 )
Total distributions .......................... —  (0.87) (0.42) (0.33) (1.74) (0.55)
Net asset value, end of period ................ $ 11.56  $ 11.78  $ 11.33  $ 10.08  $ 13.10  $ 13.02
Total Return
(c)
Based on net asset value .................... (1.87)%
(d)
11.31% 16.70% (20.46)% 14.57% 19.84%
Ratios to Average Net Assets
(e)
Total expen ses
(f)
..........................
0.22%
(g)
0.23% 0.23% 0.24% 0.23% 0.29%
Total expenses after fees waived and/or reimbursed ..
0.22%
(g)
0.22% 0.22% 0.21% 0.22% 0.22%
Net investment income .....................
1.14%
(g)
1.22% 1.39% 1.30% 0.96% 1.17%
Supplemental Data
Net assets, end of period (000) ................ $ 317,396  $ 329,628  $ 313,531  $ 274,954  $ 351,338  $ 321,743
Portfolio turnover rate ....................... 9% 14% 15% 18% 21% 16%
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Expense ratios ................................................ N/A   0.21% 0.21% N/A   0.23% N/A
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
30
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Small Cap Index V.I. Fund
Class III
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
(a)
to 12/31/21
Net asset value, beginning of period .........................
$ 11.73  $ 11.29  $ 10.05  $ 13.07  $ 15.16
Net investment income
(b)
.................................
0 .05  0 .12  0 .12  0 .13  0 .16
Net realized and unrealized gain (loss) ........................
( 0 .28 ) 1 .17  1 .52  ( 2 .83 ) ( 0 .52 )
(c)
Net increase (decrease) from investment operations ................ (0.23) 1.29  1.64  (2.70) (0.36)
Distributions
(d)
– – – – –
From net investment income .............................. —  ( 0 .20 ) ( 0 .12 ) ( 0 .12 ) ( 0 .15 )
From net realized gain ................................... —  ( 0 .65 ) ( 0 .28 ) ( 0 .20 ) ( 1 .58 )
Total distributions ........................................ —  (0.85) (0.40) (0.32) (1.73)
Net asset value, end of period .............................. $ 11.50  $ 11.73  $ 11.29  $ 10.05  $ 13.07
Total Return
(e)
Based on net asset value .................................. (1.96)%
(f)
11.07% 16.43% (20.63)% (1.85)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses
(h)
........................................
0.48%
(i)
0.48% 0.48% 0.51% 0.41%
(i)
Total expenses after fees waived and/or reimbursed ................
0.47%
(i)
0.47% 0.47% 0.45% 0.41%
(i)
Net investment income ...................................
0.89%
(i)
1.00% 1.16% 1.21% 1.23%
(i)
Supplemental Data
Net assets, end of period (000) .............................. $ 5,761  $ 5,345  $ 3,322  $ 2,057  $ 635
Portfolio turnover rate ..................................... 9% 14% 15% 18% 21%
(j)
Six Months
Ended
06/30/25
(unaudited)
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Period from
02/09/21
to 12/31/21
Expense ratios ............................................................ N/A   0.46% N/A   N/A   N/A
See notes to financial statements.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. ORGANIZATION
BlackRock Variable Series Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 15 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Small
Cap Index V.I. Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
32
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
34
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.08% of the average daily value of the Fund’s net assets.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2025, the class specific distribution fees borne directly by Class III were $6,624.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Barclays Capital, Inc. .............................. $ 648,753 $ (639,106) $ — $ 9,647
BNP Paribas SA ................................. 684,722 (684,722) — —
BofA Securities, Inc. ............................... 3,158,216 (3,151,236) — 6,980
Citigroup Global Markets, Inc. ........................ 6,855,739 (6,855,739) — —
J.P. Morgan Securities LLC .......................... 12,845,424 (12,845,424) — —
Jefferies LLC .................................... 164,004 (164,004) — —
Morgan Stanley .................................. 6,444,382 (6,444,382) — —
National Financial Services LLC ....................... 4,476,108 (4,476,108) — —
State Street Bank & Trust Co. ........................ 4,845,959 (4,845,959) — —
Toronto-Dominion Bank ............................ 2,440,242 (2,440,242) — —
UBS Securities LLC ............................... 189,926 (189,926) — —
$ 42,753,475 $ (42,736,848) $ — $ 16,627
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.
(b)
  The market value of the loaned securities is determined as of June 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific  in the Statement of Operations. For the six months ended June 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers , Reimbursements and Recoupments : The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Company, as defined in the
1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended June 30, 2025 , the amount waived was $ 756 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 77,311 $ 1,358 $ 78,669
Class I ................................................................................................................
0 .05%
Class III ...............................................................................................................
0 .05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 603
Class III ...................................................................................................... 33
$ 636
Class I Class III
Expense Limitations .................................................................................. 0 .22% 0 .47%
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 5,921
Class III ...................................................................................................... 106
$ 6,027

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
36
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual expense limitations with respect to certain transfer agent fees, contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 26, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
For the six months ended June 30, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
As of June 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2025, the Fund paid BIM $31,785 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Fund Level ............................................................................................................... $ —
Class I .................................................................................................................. 3.818
Class III ................................................................................................................. 61
Expiring December 31,
Fund Level/Share Class 2025 2026 2027
Class I ........................................................................ $ 6,465 $ 34,894 $ 5,921
Class III ....................................................................... — 428 106

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
Directors and Officers:  Certain directors and/or officers of the  Company  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors . For the six months  ended June 30, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term securities, were $29,481,266 and $32,254,901, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Purchases ............................................................................................................... $ 4,669,724
Sales ................................................................................................................... 12,563,468
Net Realized Gain .......................................................................................................... 7,983,362
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Small Cap Index V.I. Fund .................................... $ 316,971,202 $ 102,982,040 $ (51,824,454) $ 51,157,586

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information
38
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
39
Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Small Cap Index V.I. Fund
Class I
Shares sold .............................................
589,607 $ 6,491,393 1,105,059 $ 13,094,359
Shares issued in reinvestment of distributions ........................
— — 1,848,391 23,029,994
Shares redeemed .........................................
(1,123,604) (12,512,432) (2,644,035) (31,057,006)
(533,997) $ (6,021,039) 309,415 $ 5,067,347
Class III
Shares sold .............................................
125,321 $ 1,382,845 165,904 $ 1,990,332
Shares issued in reinvestment of distributions ........................
— — 28,924 358,671
Shares redeemed .........................................
(80,041) (899,819) (33,218) (398,891)
45,280 $ 483,026 161,610 $ 1,950,112
(488,717) $ (5,538,013) 471,025 $ 7,017,459
Class I .......................................................................................................... 710
Class III ......................................................................................................... 1,319

Glossary of Terms Used in these Financial Statements
2025
BlackRock Semi-Annual Financial Statements and Additional Information
40
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Additional Information
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
Funds and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-
Advisory Agreements”); (b) BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and
(c) BlackRock (Singapore) Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the
“BSL Sub-Advisory Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager
and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses , and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) with respect to Government Money Market V.I. Fund, execution quality of portfolio transactions and, with respect to Large Cap Focus
Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund,
Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund, Managed Volatility V.I. Fund, International V.I. Fund, International Index V.I. Fund, Small Cap Index V.I.
Fund and S&P 500 Index V.I. Fund, the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed Volatility V.I. Fund, BIL, with respect to
Managed Volatility V.I. Fund and Global Allocation V.I. Fund, BSL and, with respect to Managed Volatility V.I. Fund, BNA, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund, Basic
Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund, Managed
Volatility V.I. Fund and International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to International Index
V.I. Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of the Fund as compared with its benchmark and, with respect to Government Money
Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core V.I. Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Managed Volatility V.I. Fund ranked in the second, first and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, each of Large Cap Value V.I. Fund, 60/40 Target Allocation ETF V.I. Fund and
Large Cap Focus Growth V.I. Fund ranked in the second quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar
Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the second, third and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation V.I. Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the third, third and fourth quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the fourth, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, International V.I. Fund ranked in the fourth quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by three specific areas of weakness: (1) the Fund was positioned for interest rates cuts that moderated hence these positions underperformed; (2) portfolio positions with exposure to China underperformed during the period as both U.S. foreign and China domestic policy developments impacted fundamentals; and (3) positions geared towards the growth in AI underperformed. The Board and BlackRock discussed
BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative to its benchmark and breach of its lower tolerance, was the impact of NAV rounding which detracted from the Fund’s performance. NAV rounding is a result of rounding the share class NAV from a precision of six decimal places to two decimal places in the return calculation.
In addition to reviewing Government Money Market V.I. Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one-and three-year periods reported, the Fund outperformed its Benchmark Weighted Average.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of International Index V.I. Fund’s and Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that each of SMID Cap V.I. Fund’s, Equity Dividend V.I. Fund’s and Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the pertinent Fund on a class-by-class basis.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that 60/40 Target Allocation
ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition,

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board considered information provided by BlackRock in response to follow-up questions from the Board regarding the Fund’s total expense ratio relative to its Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the
Fund on a class-by-class basis.
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted
that BlackRock and the Board previously agreed to a contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Government Money Market V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to Global Allocation V.I. Fund, International V.I. Fund and Managed
Volatility V.I. Fund, (iii) the BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements
between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) or between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I.
Fund”) (together, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the High
Yield V.I. Fund and the Total Return V.I. Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I.
Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the
“Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the second, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
High Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return
V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the High Yield V.I. Fund and the Total Return V.I Fund decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield
V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the aggregate assets of the Total Return V.I. Fund and the High Yield V.I Fund decrease below certain contractually specified levels. The Board further noted that
BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I. Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Semi-Annual Financial Statements and AdditionaI Information
noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each
Fund, as applicable, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Want to know more?
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This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the
Funds. Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
BlackRock Government Money Market V.I. Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s
current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Variable Series Funds, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Variable Series Funds, Inc.

Date: August 19, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date: August 19, 2025